================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2017 - APRIL 30, 2018

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

Semi-Annual Report

Six Months Ended: April 30, 2018 (Unaudited)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA Investment Dimensions Group Inc.

--------------------------------------------------------------------------------

Enhanced U.S. Large Company Portfolio  International Core Equity Portfolio    International Vector Equity Portfolio
U.S. Large Cap Equity Portfolio        International Small Company Portfolio  International High Relative
U.S. Large Cap Value Portfolio         Global Small Company Portfolio         Profitability Portfolio
U.S. Targeted Value Portfolio          Japanese Small Company Portfolio       World ex U.S. Value Portfolio
U.S. Small Cap Value Portfolio         Asia Pacific Small Company Portfolio   World ex U.S. Targeted Value Portfolio
U.S. Core Equity 1 Portfolio           United Kingdom Small Company Portfolio World ex U.S. Core Equity Portfolio
U.S. Core Equity 2 Portfolio           Continental Small Company Portfolio    World Core Equity Portfolio
U.S. Vector Equity Portfolio           DFA International Real Estate          Selectively Hedged Global Equity
U.S. Small Cap Portfolio               Securities Portfolio                   Portfolio
U.S. Micro Cap Portfolio               DFA Global Real Estate Securities      Emerging Markets Portfolio
U.S. High Relative Profitability       Portfolio                              Emerging Markets Small Cap Portfolio
Portfolio                              DFA International Small Cap Value      Emerging Markets Value Portfolio
DFA Real Estate Securities Portfolio   Portfolio                              Emerging Markets Core Equity Portfolio
Large Cap International Portfolio                                             DFA Commodity Strategy Portfolio

Dimensional Investment Group Inc.

--------------------------------------------------------------------------------

 DFA International Value Portfolio      U.S. Large Company Portfolio

The DFA Investment Trust Company

--------------------------------------------------------------------------------

 The U.S. Large Cap Value Series        The Continental Small Company Series
 The DFA International Value Series     The Canadian Small Company Series
 The Japanese Small Company Series      The Emerging Markets Series
 The Asia Pacific Small Company Series  The Emerging Markets Small Cap Series
 The United Kingdom Small Company
 Series

Dimensional Emerging Markets Value Fund

--------------------------------------------------------------------------------

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                        ------
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes...........................      1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses.......................................      3
     Disclosure of Portfolio Holdings..................................      9
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio.........................     12
         U.S. Large Cap Equity Portfolio...............................     15
         U.S. Large Cap Value Portfolio................................     18
         U.S. Targeted Value Portfolio.................................     19
         U.S. Small Cap Value Portfolio................................     22
         U.S. Core Equity 1 Portfolio..................................     25
         U.S. Core Equity 2 Portfolio..................................     28
         U.S. Vector Equity Portfolio..................................     31
         U.S. Small Cap Portfolio......................................     34
         U.S. Micro Cap Portfolio......................................     37
         U.S. High Relative Profitability Portfolio....................     40
         DFA Real Estate Securities Portfolio..........................     43
         Large Cap International Portfolio.............................     45
         International Core Equity Portfolio...........................     49
         International Small Company Portfolio.........................     53
         Global Small Company Portfolio................................     54
         Japanese Small Company Portfolio..............................     55
         Asia Pacific Small Company Portfolio..........................     56
         United Kingdom Small Company Portfolio........................     57
         Continental Small Company Portfolio...........................     58
         DFA International Real Estate Securities Portfolio............     59
         DFA Global Real Estate Securities Portfolio...................     63
         DFA International Small Cap Value Portfolio...................     65
         International Vector Equity Portfolio.........................     69
         International High Relative Profitability Portfolio...........     73
         World ex U.S. Value Portfolio.................................     77
         World ex U.S. Targeted Value Portfolio........................     78
         World ex U.S. Core Equity Portfolio...........................     83
         World Core Equity Portfolio...................................     89
         Selectively Hedged Global Equity Portfolio....................     90
         Emerging Markets Portfolio....................................     92
         Emerging Markets Small Cap Portfolio..........................     93
         Emerging Markets Value Portfolio..............................     94
         Emerging Markets Core Equity Portfolio........................     95
     Statements of Assets and Liabilities..............................     99
     Statements of Operations..........................................    107
     Statements of Changes in Net Assets...............................    115
     Financial Highlights..............................................    127
     Notes to Financial Statements.....................................    150
     Section 19(a) Notice..............................................    187

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                         ------
DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
   Consolidated Disclosure of Fund Expenses.............................    189
   Consolidated Disclosure of Portfolio Holdings........................    190
   Consolidated Schedule of Investments.................................    191
   Consolidated Statement of Assets and Liabilities.....................    205
   Consolidated Statement of Operations.................................    206
   Consolidated Statements of Changes in Net Assets.....................    207
   Consolidated Financial Highlights....................................    208
   Consolidated Notes to Financial Statements...........................    209
Dimensional Investment Group Inc.
   Disclosure of Fund Expenses..........................................    222
   Disclosure of Portfolio Holdings.....................................    224
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio................................    225
       U.S. Large Company Portfolio.....................................    226
   Statements of Assets and Liabilities.................................    229
   Statements of Operations.............................................    230
   Statements of Changes in Net Assets..................................    231
   Financial Highlights.................................................    232
   Notes to Financial Statements........................................    235
   Section 19(a) Notice.................................................    245
The DFA Investment Trust Company
   Disclosure of Fund Expenses..........................................    246
   Disclosure of Portfolio Holdings.....................................    248
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series..................................    250
       The DFA International Value Series...............................    253
       The Japanese Small Company Series................................    257
       The Asia Pacific Small Company Series............................    260
       The United Kingdom Small Company Series..........................    262
       The Continental Small Company Series.............................    265
       The Canadian Small Company Series................................    269
       The Emerging Markets Series......................................    272
       The Emerging Markets Small Cap Series............................    276
   Statements of Assets and Liabilities.................................    280
   Statements of Operations.............................................    282
   Statements of Changes in Net Assets..................................    284
   Financial Highlights.................................................    287
   Notes to Financial Statements........................................    292
Dimensional Emerging Markets Value Fund
   Disclosure of Fund Expenses..........................................    305
   Disclosure of Portfolio Holdings.....................................    306
   Summary Schedule of Portfolio Holdings...............................    307
   Statement of Assets and Liabilities..................................    311
   Statement of Operations..............................................    312
   Statements of Changes in Net Assets..................................    313
   Financial Highlights.................................................    314
   Notes to Financial Statements........................................    315

TABLE OF CONTENTS
CONTINUED

                                                                Page
                                                                ----
            Voting Proxies on Fund Portfolio Securities........ 324
            Board Approval of Investment Management Agreements. 325

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
AUD     Australian dollar
CAD     Canadian Dollar
CHF     Swiss Franc
DKK     Danish Krone
EUR     Euro
GBP     British Pounds
HKD     Hong Kong Dollar
ILS     Israeli New Shekel
JPY     Japanese Yen
NOK     Norwegian Krone
SEK     Swedish Krona
SGD     Singapore Dollar
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
##      Rule 144A, Section 4(a)(2), or other security which is restricted as to resale to institutional investors.
        The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the
        Board of Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
++      Security pledged as collateral for Swap Agreements
(S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Financial Highlights
--------------------
(A)   Computed using average shares outstanding.
(B)   Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
      Master Fund(s) and/or Underlying Fund(s).
(C)   Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)   Non-Annualized
(E)   Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--    Amounts designated as -- are either zero or rounded to zero.
REIT  Real Estate Investment Trust
SEC   Securities and Exchange Commission
(a)   Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2018
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/17  04/30/18    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,024.10    0.15%    $0.75
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.05    0.15%    $0.75

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,044.40    0.17%    $0.86
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.95    0.17%    $0.85

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/17  04/30/18    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,036.20    0.27%    $1.36
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,024.10    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,023.20    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,024.50    0.37%    $1.86
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,010.80    0.52%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,041.90    0.18%    $0.91
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.90    0.18%    $0.90

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,037.20    0.21%    $1.06
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,029.20    0.32%    $1.61
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,020.10    0.37%    $1.85
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                            Beginning  Ending              Expenses
                                             Account  Account   Annualized   Paid
                                              Value    Value     Expense    During
                                            11/01/17  04/30/18    Ratio*   Period*
                                            --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,017.00    0.52%    $2.60
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.22    0.52%    $2.61

U.S. High Relative Profitability Portfolio
------------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,068.00    0.25%    $1.28
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.55    0.25%    $1.25

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $  959.00    0.18%    $0.87
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,030.80    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.65    0.23%    $1.15

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,035.70    0.30%    $1.51
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.31    0.30%    $1.51

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,040.20    0.52%    $2.63
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.22    0.52%    $2.61

Global Small Company Portfolio***
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,033.00    0.31%    $1.56
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.26    0.31%    $1.56

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,060.90    0.53%    $2.71
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.17    0.53%    $2.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                     Beginning  Ending              Expenses
                                                      Account  Account   Annualized   Paid
                                                       Value    Value     Expense    During
                                                     11/01/17  04/30/18    Ratio*   Period*
                                                     --------- --------- ---------- --------
Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,037.90    0.54%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.12    0.54%    $2.71

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,044.30    0.58%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,021.92    0.58%    $2.91

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,032.70    0.54%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.12    0.54%    $2.71

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,075.80    0.27%    $1.39
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.46    0.27%    $1.35

DFA Global Real Estate Securities Portfolio****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,000.10    0.24%    $1.19
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.60    0.24%    $1.20

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,026.40    0.68%    $3.42
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,021.42    0.68%    $3.41

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,038.10    0.48%    $2.43
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.41    0.48%    $2.41

International High Relative Profitability Portfolio
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,025.70    0.34%    $1.71
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.11    0.34%    $1.71

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/17  04/30/18    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,051.10    0.51%    $2.59
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.27    0.51%    $2.56

World ex U.S. Targeted Value Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,035.00    0.66%    $3.33
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.52    0.66%    $3.31

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,040.90    0.39%    $1.97
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.86    0.39%    $1.96

World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,040.40    0.35%    $1.77
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.06    0.35%    $1.76

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,033.80    0.34%    $1.71
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.11    0.34%    $1.71

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,042.40    0.48%    $2.43
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.41    0.48%    $2.41

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,060.20    0.71%    $3.63
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.27    0.71%    $3.56

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,068.30    0.81%    $4.15
 Institutional Class Shares................... $1,000.00 $1,069.50    0.56%    $2.87
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.78    0.81%    $4.06
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/17  04/30/18    Ratio*   Period*
                                        --------- --------- ---------- --------
Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,047.50    0.53%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.17    0.53%    $2.66

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Fund(s) and/or Underlying Funds (Affiliated Investment Companies).

****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Fund(s) and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               Global Small Company Portfolio............. 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  37.7%
              Foreign Corporate............................  24.7%
              Foreign Government...........................  17.7%
              Government...................................  18.3%
              Supranational................................   1.6%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   6.8%
              Energy.......................................   5.8%
              Financials...................................  14.5%
              Health Care..................................  13.6%
              Industrials..................................  12.1%
              Information Technology.......................  23.3%
              Materials....................................   4.0%
              Real Estate..................................   0.2%
              Telecommunication Services...................   2.3%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   2.9%
              Energy.......................................  11.8%
              Financials...................................  26.2%
              Health Care..................................   5.4%
              Industrials..................................  19.8%
              Information Technology.......................  10.8%
              Materials....................................   5.7%
              Real Estate..................................   0.5%
              Telecommunication Services...................   0.6%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  16.2%
              Consumer Staples.............................   4.1%
              Energy.......................................  11.8%
              Financials...................................  26.6%
              Health Care..................................   4.7%
              Industrials..................................  17.1%
              Information Technology.......................  12.4%
              Materials....................................   5.6%
              Real Estate..................................   0.4%
              Telecommunication Services...................   1.0%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   6.1%
              Energy.......................................   5.6%
              Financials...................................  15.9%
              Health Care..................................  11.9%
              Industrials..................................  13.5%
              Information Technology.......................  21.7%
              Materials....................................   4.5%
              Real Estate..................................   0.3%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   5.5%
              Energy.......................................   6.3%
              Financials...................................  19.1%
              Health Care..................................  11.1%
              Industrials..................................  14.3%
              Information Technology.......................  19.4%
              Materials....................................   4.7%
              Real Estate..................................   0.4%
              Telecommunication Services...................   2.2%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   3.9%
              Energy.......................................   8.1%
              Financials...................................  25.5%
              Health Care..................................   8.3%
              Industrials..................................  16.3%
              Information Technology.......................  14.6%
              Materials....................................   5.6%
              Real Estate..................................   0.5%
              Telecommunication Services...................   2.1%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  16.4%
              Consumer Staples.............................   4.2%
              Energy.......................................   6.3%
              Financials...................................  20.9%
              Health Care..................................   8.8%
              Industrials..................................  19.3%
              Information Technology.......................  13.4%
              Materials....................................   5.5%
              Real Estate..................................   0.7%
              Telecommunication Services...................   1.0%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   3.6%
              Energy.......................................   5.0%
              Financials...................................  22.4%
              Health Care..................................  10.5%
              Industrials..................................  21.5%
              Information Technology.......................  12.6%
              Materials....................................   5.2%
              Real Estate..................................   1.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                  U.S. High Relative Profitability Portfolio
              Consumer Discretionary.......................  22.4%
              Consumer Staples.............................  11.2%
              Energy.......................................   1.1%
              Financials...................................   3.6%
              Health Care..................................   9.0%
              Industrials..................................  19.7%
              Information Technology.......................  25.7%
              Materials....................................   4.0%
              Telecommunication Services...................   3.2%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     DFA Real Estate Securities Portfolio
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................  10.1%
              Energy.......................................   6.8%
              Financials...................................  20.4%
              Health Care..................................   8.6%
              Industrials..................................  15.0%
              Information Technology.......................   6.0%
              Materials....................................  10.2%
              Real Estate..................................   2.0%
              Telecommunication Services...................   4.0%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   7.2%
              Energy.......................................   6.8%
              Financials...................................  18.0%
              Health Care..................................   5.4%
              Industrials..................................  17.9%
              Information Technology.......................   6.7%
              Materials....................................  13.2%
              Real Estate..................................   2.5%
              Telecommunication Services...................   3.0%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  55.7%
              Real Estate..................................  44.3%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   4.8%
              Energy.......................................   6.3%
              Financials...................................  20.8%
              Health Care..................................   1.9%
              Industrials..................................  23.2%
              Information Technology.......................   4.6%
              Materials....................................  16.7%
              Real Estate..................................   3.1%
              Telecommunication Services...................   0.4%
              Utilities....................................   1.9%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  16.1%
              Consumer Staples.............................   6.4%
              Energy.......................................   7.1%
              Financials...................................  17.2%
              Health Care..................................   4.5%
              Industrials..................................  19.7%
              Information Technology.......................   7.4%
              Materials....................................  14.6%
              Real Estate..................................   2.5%
              Telecommunication Services...................   2.1%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

              International High Relative Profitability Portfolio
              Consumer Discretionary.......................  18.8%
              Consumer Staples.............................  12.8%
              Energy.......................................   2.1%
              Financials...................................   5.2%
              Health Care..................................   9.3%
              Industrials..................................  20.7%
              Information Technology.......................   6.2%
              Materials....................................  14.0%
              Real Estate..................................   0.7%
              Telecommunication Services...................   7.1%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    World ex U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   5.4%
              Energy.......................................   5.4%
              Financials...................................  17.0%
              Health Care..................................   3.3%
              Industrials..................................  21.0%
              Information Technology.......................   7.3%
              Materials....................................  16.6%
              Real Estate..................................   5.0%
              Telecommunication Services...................   1.1%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   7.1%
              Energy.......................................   6.6%
              Financials...................................  17.7%
              Health Care..................................   5.0%
              Industrials..................................  16.3%
              Information Technology.......................   9.6%
              Materials....................................  12.8%
              Real Estate..................................   3.3%
              Telecommunication Services...................   3.2%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.3%
              Consumer Staples.............................   7.7%
              Energy.......................................   5.6%
              Financials...................................  18.3%
              Health Care..................................   3.6%
              Industrials..................................   9.5%
              Information Technology.......................  22.1%
              Materials....................................  11.4%
              Real Estate..................................   3.5%
              Telecommunication Services...................   3.8%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
BONDS -- (78.4%)
AUSTRALIA -- (7.3%)
Commonwealth Bank of Australia
    5.000%, 10/15/19.............................       3,000 $ 3,083,483
    2.400%, 11/02/20.............................       2,096   2,061,637
National Australia Bank, Ltd.
    2.125%, 05/22/20.............................       5,586   5,479,171
    2.500%, 01/12/21.............................       3,500   3,430,136
Westpac Banking Corp.
    2.150%, 03/06/20.............................       2,204   2,169,444
    2.300%, 05/26/20.............................       3,500   3,445,387
Other Securities.................................               5,758,908
                                                              -----------
TOTAL AUSTRALIA..................................              25,428,166
                                                              -----------

AUSTRIA -- (1.8%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.............................       5,000   4,923,132
Other Securities.................................               1,462,527
                                                              -----------
TOTAL AUSTRIA....................................               6,385,659
                                                              -----------

CANADA -- (15.0%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................       3,600   3,553,088
British Columbia, Province of Canada
    3.700%, 12/18/20............................. CAD   3,500   2,831,867
Canada Housing Trust No 1
##  2.000%, 12/15/19............................. CAD   4,000   3,120,028
##  1.200%, 06/15/20............................. CAD   4,000   3,063,328
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD   6,200   4,759,506
Ontario, Province of Canada
    4.400%, 04/14/20.............................       5,000   5,152,394
Province of Manitoba Canada
    2.050%, 11/30/20.............................       3,000   2,934,775
Quebec, Province of Canada
    4.500%, 12/01/19............................. CAD   2,500   2,024,105
    4.500%, 12/01/20............................. CAD   4,500   3,708,719
Saskatchewan, Province of Canada
    3.900%, 07/28/20............................. CAD   6,300   5,096,428
Toronto-Dominion Bank (The)
    2.447%, 04/02/19............................. CAD   4,000   3,127,785
    1.900%, 10/24/19.............................       2,200   2,169,530
    2.563%, 06/24/20............................. CAD   3,000   2,341,727

                                                         Face
                                                        Amount^   Value+
                                                     -  -------   ------
                                                         (000)
CANADA -- (Continued)
Other Securities...................................             $ 8,328,307
                                                                -----------
TOTAL CANADA.......................................              52,211,587
                                                                -----------

DENMARK -- (0.4%)
Other Securities...................................               1,465,456
                                                                -----------

FRANCE -- (1.2%)
Total Capital SA
      4.450%, 06/24/20.............................       2,200   2,268,994
Other Securities...................................               1,761,705
                                                                -----------
TOTAL FRANCE.......................................               4,030,699
                                                                -----------

GERMANY -- (3.9%)
EMD Finance LLC
## #  2.400%, 03/19/20                                    2,100   2,070,496
FMS Wertmanagement
      1.750%, 01/24/20.............................       3,000   2,954,809
Other Securities...................................               8,474,062
                                                                -----------
TOTAL GERMANY......................................              13,499,367
                                                                -----------

IRELAND -- (1.1%)
Medtronic, Inc.
      2.500%, 03/15/20.............................       2,500   2,484,675
Other Securities...................................               1,191,838
                                                                -----------
TOTAL IRELAND......................................               3,676,513
                                                                -----------

JAPAN -- (4.9%)
Toyota Credit Canada, Inc.
      2.800%, 11/21/18............................. CAD   3,000   2,349,110
      1.800%, 02/19/20............................. CAD   3,500   2,696,168
Toyota Motor Credit Corp.
      1.550%, 10/18/19.............................       2,500   2,458,217
Other Securities...................................               9,574,527
                                                                -----------
TOTAL JAPAN........................................              17,078,022
                                                                -----------

NETHERLANDS -- (3.7%)
Shell International Finance BV
      1.375%, 09/12/19.............................       3,000   2,946,788
Other Securities...................................              10,063,503
                                                                -----------
TOTAL NETHERLANDS..................................              13,010,291
                                                                -----------

NEW ZEALAND -- (0.6%)
ANZ New Zealand International Ltd.
      2.600%, 09/23/19.............................       2,200   2,187,444
                                                                -----------

NORWAY -- (1.5%)
Statoil ASA
      2.250%, 11/08/19.............................       4,461   4,422,058
                                                                -----------
Other Securities...................................                 940,951
                                                                -----------
TOTAL NORWAY.......................................               5,363,009
                                                                -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.5%)
Council Of Europe Development Bank
    1.625%, 03/10/20.............................       3,000 $2,944,320
Other Securities.................................              2,278,251
                                                              ----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              5,222,571
                                                              ----------

SWEDEN -- (2.0%)
Other Securities.................................              6,782,772
                                                              ----------

SWITZERLAND -- (0.3%)
Other Securities.................................                995,625
                                                              ----------

UNITED KINGDOM -- (2.2%)
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................       2,550  2,526,067
Other Securities.................................              4,953,135
                                                              ----------
TOTAL UNITED KINGDOM.............................              7,479,202
                                                              ----------

UNITED STATES -- (31.0%)
Apple, Inc.
    1.100%, 08/02/19.............................       3,000  2,947,110
#   2.000%, 11/13/20.............................       2,500  2,451,100
Chevron Corp.
#   2.193%, 11/15/19.............................       3,500  3,470,233
    1.961%, 03/03/20.............................       3,600  3,551,904
Citizens Bank NA
    2.450%, 12/04/19.............................       2,200  2,177,850
Enterprise Products Operating LLC
#   5.250%, 01/31/20.............................       2,000  2,072,580
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................       2,000  1,992,746

                                                          Face
                                                         Amount^     Value+
                                                    -    -------     ------
                                                          (000)
UNITED STATES -- (Continued)
Humana, Inc.
      2.625%, 10/01/19.............................         2,981 $  2,967,980
JPMorgan Chase & Co.
      4.950%, 03/25/20.............................         2,000    2,070,867
Microsoft Corp.
      1.850%, 02/06/20.............................         3,000    2,959,834
Philip Morris International, Inc.
      2.000%, 02/21/20.............................         3,000    2,948,873
Time Warner, Inc.
#     4.875%, 03/15/20.............................         2,000    2,065,687
Other Securities...................................                 75,814,408
                                                                  ------------
TOTAL UNITED STATES................................                107,491,172
                                                                  ------------
TOTAL BONDS........................................                272,307,555
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- (17.7%)
U.S. Treasury Notes
      1.500%, 10/31/19.............................        19,000   18,742,461
      1.125%, 03/31/20.............................         2,600    2,534,086
      1.625%, 06/30/20.............................        21,300   20,895,633
      1.625%, 07/31/20.............................         6,500    6,370,000
      1.375%, 08/31/20.............................         8,000    7,786,250
      1.750%, 10/31/20.............................         5,000    4,898,828
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS....................                 61,227,258
                                                                  ------------
TOTAL INVESTMENT SECURITIES........................                333,534,813
                                                                  ------------

                                                         Shares
                                                    -    ------        -
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund...............     1,181,290   13,667,527
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $351,654,511)..............................                $347,202,340
                                                                  ============

At April 30, 2018, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                        Unrealized
                                                                                         Foreign
                                                                                         Exchange
                                                                    Settlement         Appreciation
Currency Purchased Currency Sold         Counterparty                  Date           (Depreciation)
------------------ -------------- ---------------------------- ----------             --------------
USD   41,935,086   CAD 52,855,318 Royal Bank of Scotland               05/07/18          $763,958
USD    2,381,438   AUD  3,066,453 Citibank, N.A.                       07/13/18            72,203
USD    2,589,788   EUR  2,081,307 State Street Bank and Trust          07/13/18            62,505
                                                                                         --------
                                                                 Total Appreciation      $898,666

CAD      998,295   USD    779,959 Citibank, N.A.                       05/07/18          $ (2,347)
USD      816,935   CAD  1,049,104 Citibank, N.A.                       05/07/18              (255)
                                                                                         --------
                                                                 Total (Depreciation)    $ (2,602)
                                                                                         --------
                                                                 Total Appreciation
                                                                  (Depreciation)         $896,064
                                                                                         ========

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

At April 30, 2018, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   2,552    06/15/18  $345,147,790 $337,757,200  $(7,390,590)
                                               ------------ ------------  ------------
Total futures contracts..                      $345,147,790 $337,757,200  $(7,390,590)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                            Level 1      Level 2    Level 3     Total
                                          -----------  ------------ ------- ------------
Bonds
  Australia..............................          --  $ 25,428,166   --    $ 25,428,166
  Austria................................          --     6,385,659   --       6,385,659
  Canada.................................          --    52,211,587   --      52,211,587
  Denmark................................          --     1,465,456   --       1,465,456
  France.................................          --     4,030,699   --       4,030,699
  Germany................................          --    13,499,367   --      13,499,367
  Ireland................................          --     3,676,513   --       3,676,513
  Japan..................................          --    17,078,022   --      17,078,022
  Netherlands............................          --    13,010,291   --      13,010,291
  New Zealand............................          --     2,187,444   --       2,187,444
  Norway.................................          --     5,363,009   --       5,363,009
  Supranational Organization Obligations.          --     5,222,571   --       5,222,571
  Sweden.................................          --     6,782,772   --       6,782,772
  Switzerland............................          --       995,625   --         995,625
  United Kingdom.........................          --     7,479,202   --       7,479,202
  United States..........................          --   107,491,172   --     107,491,172
U.S. Treasury Obligations................          --    61,227,258   --      61,227,258
Securities Lending Collateral............          --    13,667,527   --      13,667,527
Futures Contracts**...................... $(7,390,590)           --   --      (7,390,590)
Forward Currency Contracts**.............          --       896,064   --         896,064
                                          -----------  ------------   --    ------------
TOTAL.................................... $(7,390,590) $348,098,404   --    $340,707,814
                                          ===========  ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (97.0%)
  Consumer Discretionary -- (14.7%)
  *   Amazon.com, Inc...................  22,705 $ 35,558,982            2.6%
      Comcast Corp. Class A............. 334,263   10,492,516            0.8%
      Home Depot, Inc. (The)............  63,609   11,754,943            0.9%
      McDonald's Corp...................  32,442    5,432,088            0.4%
      Walt Disney Co. (The)............. 109,084   10,944,398            0.8%
      Other Securities..................          134,259,860            9.6%
                                                 ------------           -----
  Total Consumer Discretionary..........          208,442,787           15.1%
                                                 ------------           -----
  Consumer Staples -- (6.6%)
      Altria Group, Inc................. 103,210    5,791,113            0.4%
      Coca-Cola Co. (The)............... 190,394    8,226,925            0.6%
      PepsiCo, Inc......................  76,921    7,764,406            0.5%
      Philip Morris International, Inc..  60,871    4,991,422            0.3%
      Procter & Gamble Co. (The)........ 127,407    9,216,622            0.7%
      Walmart, Inc...................... 108,793    9,623,829            0.7%
      Other Securities..................           48,167,043            3.6%
                                                 ------------           -----
  Total Consumer Staples................           93,781,360            6.8%
                                                 ------------           -----
  Energy -- (5.6%)
      Chevron Corp......................  71,897    8,995,034            0.7%
      Exxon Mobil Corp.................. 195,274   15,182,553            1.1%
      Other Securities..................           55,758,757            4.0%
                                                 ------------           -----
  Total Energy..........................           79,936,344            5.8%
                                                 ------------           -----
  Financials -- (14.1%)
      American Express Co...............  52,182    5,152,973            0.4%
      Bank of America Corp.............. 408,684   12,227,825            0.9%
  *   Berkshire Hathaway, Inc. Class B..  66,488   12,880,720            0.9%
      Citigroup, Inc.................... 103,783    7,085,265            0.5%
      JPMorgan Chase & Co............... 184,913   20,114,836            1.5%
      Wells Fargo & Co.................. 245,495   12,755,920            0.9%
      Other Securities..................          129,420,566            9.4%
                                                 ------------           -----
  Total Financials......................          199,638,105           14.5%
                                                 ------------           -----
  Health Care -- (13.2%)
      AbbVie, Inc.......................  86,779    8,378,512            0.6%
      Amgen, Inc........................  43,564    7,601,047            0.6%
      Gilead Sciences, Inc..............  95,391    6,890,092            0.5%
      Johnson & Johnson................. 151,793   19,200,297            1.4%
      Merck & Co., Inc.................. 137,057    8,068,546            0.6%
      Pfizer, Inc....................... 370,493   13,563,749            1.0%
      UnitedHealth Group, Inc...........  50,475   11,932,290            0.9%
      Other Securities..................          111,034,715            7.9%
                                                 ------------           -----
  Total Health Care.....................          186,669,248           13.5%
                                                 ------------           -----
  Industrials -- (11.7%)
      3M Co.............................  32,179    6,255,276            0.5%
      Boeing Co. (The)..................  30,544   10,188,257            0.7%
      Caterpillar, Inc..................  34,271    4,947,362            0.4%
      Honeywell International, Inc......  42,603    6,163,802            0.4%
      Union Pacific Corp................  46,648    6,233,572            0.5%
      United Technologies Corp..........  46,145    5,544,322            0.4%
      Other Securities..................          126,987,246            9.2%
                                                 ------------           -----
  Total Industrials.....................          166,319,837           12.1%
                                                 ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                                      Shares       Value+     of Net Assets**
                                                                      ------       ------     ---------------
Information Technology -- (22.7%)
      Accenture P.L.C. Class A......................................    33,316 $    5,037,379            0.4%
*     Alphabet, Inc. Class A........................................    12,945     13,185,518            1.0%
*     Alphabet, Inc. Class C........................................    13,746     13,984,218            1.0%
      Apple, Inc....................................................   258,898     42,785,483            3.1%
      Broadcom, Inc.................................................    21,209      4,865,769            0.4%
      Cisco Systems, Inc............................................   251,175     11,124,541            0.8%
*     Facebook, Inc. Class A........................................    98,862     17,004,264            1.2%
      Intel Corp....................................................   291,056     15,024,311            1.1%
      International Business Machines Corp..........................    47,694      6,913,722            0.5%
      Mastercard, Inc. Class A......................................    50,743      9,045,955            0.7%
      Microsoft Corp................................................   373,443     34,924,389            2.5%
      NVIDIA Corp...................................................    29,401      6,612,285            0.5%
      Oracle Corp...................................................   156,044      7,126,529            0.5%
      Texas Instruments, Inc........................................    53,446      5,421,028            0.4%
#     Visa, Inc. Class A............................................    86,500     10,975,120            0.8%
      Other Securities..............................................              116,945,339            8.4%
                                                                               --------------          ------
Total Information Technology........................................              320,975,850           23.3%
                                                                               --------------          ------
Materials -- (3.9%)
      DowDuPont, Inc................................................    94,441      5,972,449            0.4%
      Other Securities..............................................               48,926,692            3.6%
                                                                               --------------          ------
Total Materials.....................................................               54,899,141            4.0%
                                                                               --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                2,564,884            0.2%
                                                                               --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................   410,018     13,407,589            1.0%
      Verizon Communications, Inc...................................   264,901     13,072,864            0.9%
      Other Securities..............................................                4,603,596            0.3%
                                                                               --------------          ------
Total Telecommunication Services....................................               31,084,049            2.2%
                                                                               --------------          ------
Utilities -- (2.1%)
      Other Securities..............................................               30,142,245            2.2%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,374,453,850           99.7%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,374,453,850
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 2,653,278      2,653,278            0.2%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund................................ 3,395,410     39,284,894            2.8%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,125,022,371)...........................................             $1,416,392,022          102.7%
                                                                               ==============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                  Level 1                Level 2   Level 3     Total
                               --------------          ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  208,442,787                   --   --    $  208,442,787
  Consumer Staples............     93,781,360                   --   --        93,781,360
  Energy......................     79,936,344                   --   --        79,936,344
  Financials..................    199,638,105                   --   --       199,638,105
  Health Care.................    186,669,248                   --   --       186,669,248
  Industrials.................    166,319,837                   --   --       166,319,837
  Information Technology......    320,975,850                   --   --       320,975,850
  Materials...................     54,899,141                   --   --        54,899,141
  Real Estate.................      2,564,884                   --   --         2,564,884
  Telecommunication Services..     31,084,049                   --   --        31,084,049
  Utilities...................     30,142,245                   --   --        30,142,245
Temporary Cash Investments....      2,653,278                   --   --         2,653,278
Securities Lending Collateral.             --          $39,284,894   --        39,284,894
                               --------------          -----------   --    --------------
TOTAL......................... $1,377,107,128          $39,284,894   --    $1,416,392,022
                               ==============          ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                   Value+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of  The DFA
    Investment Trust Company.................................. $24,839,634,018
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $24,839,634,018
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                    Percentage
                                          Shares       Value+     of Net Assets**
                                          ------       ------     ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (13.9%)
#*  AutoNation, Inc.....................   791,996 $   36,582,295            0.3%
#*  Deckers Outdoor Corp................   376,752     35,135,892            0.3%
#   Kohl's Corp......................... 1,425,417     88,546,904            0.8%
#   Macy's, Inc......................... 2,032,105     63,137,502            0.6%
#   PulteGroup, Inc..................... 1,217,718     36,969,918            0.3%
#   Toll Brothers, Inc.................. 1,774,310     74,804,910            0.7%
*   Urban Outfitters, Inc...............   906,835     36,518,245            0.3%
    Other Securities....................            1,356,547,048           12.6%
                                                   --------------           -----
Total Consumer Discretionary............            1,728,242,714           15.9%
                                                   --------------           -----
Consumer Staples -- (2.5%)
#*  Post Holdings, Inc..................   611,801     48,681,006            0.4%
    Other Securities....................              260,048,246            2.4%
                                                   --------------           -----
Total Consumer Staples..................              308,729,252            2.8%
                                                   --------------           -----
Energy -- (10.3%)
#*  Callon Petroleum Co................. 2,486,901     34,592,793            0.3%
*   CNX Resources Corp.................. 3,011,679     44,753,550            0.4%
#   Helmerich & Payne, Inc..............   829,460     57,688,943            0.5%
    HollyFrontier Corp.................. 1,595,985     96,860,330            0.9%
#   Murphy Oil Corp..................... 1,739,578     52,378,694            0.5%
    Patterson-UTI Energy, Inc........... 1,888,794     40,457,967            0.4%
#   PBF Energy, Inc. Class A............ 1,256,465     48,160,303            0.4%
*   RSP Permian, Inc.................... 1,264,171     62,715,523            0.6%
#   SM Energy Co........................ 1,522,010     36,452,139            0.3%
#*  Whiting Petroleum Corp.............. 1,049,311     42,832,875            0.4%
    Other Securities....................              759,998,709            7.0%
                                                   --------------           -----
Total Energy............................            1,276,891,826           11.7%
                                                   --------------           -----
Financials -- (22.7%)
    Aspen Insurance Holdings, Ltd.......   806,149     34,221,025            0.3%
    Associated Banc-Corp................ 1,554,959     41,128,666            0.4%
    Assurant, Inc.......................   581,268     53,953,296            0.5%
    Assured Guaranty, Ltd............... 1,416,140     51,391,721            0.5%
    Hancock Holding Co..................   721,035     35,222,560            0.3%
    Hanover Insurance Group, Inc. (The).   298,277     34,257,113            0.3%
#   Investors Bancorp, Inc.............. 3,443,442     46,038,820            0.4%
    Legg Mason, Inc..................... 1,001,898     39,775,351            0.4%
    Old Republic International Corp..... 1,967,382     40,134,593            0.4%
    PacWest Bancorp..................... 1,150,140     58,933,174            0.5%
#   People's United Financial, Inc...... 3,781,635     69,166,104            0.6%
#   Prosperity Bancshares, Inc..........   646,317     46,386,171            0.4%
    TCF Financial Corp.................. 1,616,716     40,143,058            0.4%
    Umpqua Holdings Corp................ 2,459,018     57,934,464            0.5%
    Other Securities....................            2,178,268,215           20.1%
                                                   --------------           -----
Total Financials........................            2,826,954,331           26.0%
                                                   --------------           -----
Health Care -- (4.6%)
    Other Securities....................              577,768,604            5.3%
                                                   --------------           -----
Industrials -- (17.1%)
#*  AECOM............................... 1,445,896     49,796,658            0.5%
    AGCO Corp...........................   751,921     47,130,408            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     Air Lease Corp................................................   1,039,808 $    43,349,595            0.4%
      ASGN, Inc.....................................................     434,885      35,064,778            0.3%
#*    Genesee & Wyoming, Inc. Class A...............................     577,476      41,116,291            0.4%
      Jacobs Engineering Group, Inc.................................     898,110      52,171,210            0.5%
*     JetBlue Airways Corp..........................................   2,730,345      52,395,321            0.5%
#*    Kirby Corp....................................................     461,002      39,323,471            0.4%
*     KLX, Inc......................................................     550,511      43,066,476            0.4%
*     Quanta Services, Inc..........................................   1,650,915      53,654,737            0.5%
      Ryder System, Inc.............................................     538,529      36,313,010            0.3%
#     Trinity Industries, Inc.......................................   1,591,772      50,729,774            0.5%
#*    XPO Logistics, Inc............................................     420,192      40,825,855            0.4%
      Other Securities..............................................               1,544,719,237           14.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,129,656,821           19.6%
                                                                                 ---------------          ------
Information Technology -- (9.4%)
*     Arrow Electronics, Inc........................................   1,008,605      75,383,138            0.7%
      Avnet, Inc....................................................   1,553,956      60,961,694            0.6%
#*    Cree, Inc.....................................................   1,035,512      38,645,308            0.4%
      Jabil, Inc....................................................   1,470,618      39,118,439            0.4%
      Other Securities..............................................                 954,150,282            8.7%
                                                                                 ---------------          ------
Total Information Technology........................................               1,168,258,861           10.8%
                                                                                 ---------------          ------
Materials -- (4.9%)
      Reliance Steel & Aluminum Co..................................     763,341      67,112,941            0.6%
      Other Securities..............................................                 548,113,389            5.1%
                                                                                 ---------------          ------
Total Materials.....................................................                 615,226,330            5.7%
                                                                                 ---------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                  55,612,230            0.5%
                                                                                 ---------------          ------
Telecommunication Services -- (0.5%)
      Other Securities..............................................                  62,223,867            0.6%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  28,530,269            0.3%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              10,778,095,105           99.2%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     568,631            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      65,408            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              10,778,729,144
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 109,733,131     109,733,131            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund................................ 134,242,565   1,553,186,477           14.3%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,359,482,704)..........................................               $12,441,648,752          114.5%
                                                                                 ===============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    625     06/15/18  $85,559,011 $82,718,750  $(2,840,261)
                                               ----------- -----------  ------------
Total futures contracts..                      $85,559,011 $82,718,750  $(2,840,261)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,728,242,714              --   --    $ 1,728,242,714
  Consumer Staples............     308,729,252              --   --        308,729,252
  Energy......................   1,276,891,826              --   --      1,276,891,826
  Financials..................   2,826,811,855  $      142,476   --      2,826,954,331
  Health Care.................     577,768,604              --   --        577,768,604
  Industrials.................   2,129,656,821              --   --      2,129,656,821
  Information Technology......   1,168,166,398          92,463   --      1,168,258,861
  Materials...................     615,226,330              --   --        615,226,330
  Real Estate.................      55,612,230              --   --         55,612,230
  Telecommunication Services..      62,223,867              --   --         62,223,867
  Utilities...................      28,530,269              --   --         28,530,269
Preferred Stocks
  Consumer Discretionary......         568,631              --   --            568,631
Rights/Warrants...............              --          65,408   --             65,408
Temporary Cash Investments....     109,733,131              --   --        109,733,131
Securities Lending Collateral.              --   1,553,186,477   --      1,553,186,477
Futures Contracts**...........      (2,840,261)             --   --         (2,840,261)
                               ---------------  --------------   --    ---------------
TOTAL......................... $10,885,321,667  $1,553,486,824   --    $12,438,808,491
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                             Percentage
                                                   Shares       Value+     of Net Assets**
                                                   ------       ------     ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (14.1%)
    Aaron's, Inc................................  2,596,059 $  108,437,384            0.7%
#*  Adtalem Global Education, Inc...............  2,165,341    103,070,232            0.7%
#   Guess?, Inc.................................  2,664,605     62,058,650            0.4%
*   Meritage Homes Corp.........................  1,426,415     63,475,467            0.4%
*   TopBuild Corp...............................    914,822     72,911,313            0.5%
#*  TRI Pointe Group, Inc.......................  5,625,233     96,247,737            0.6%
    Other Securities............................             1,929,594,294           12.7%
                                                            --------------           -----
Total Consumer Discretionary....................             2,435,795,077           16.0%
                                                            --------------           -----
Consumer Staples -- (3.6%)
*   Darling Ingredients, Inc....................  6,101,583    104,581,133            0.7%
#   Fresh Del Monte Produce, Inc................  1,800,679     88,503,373            0.6%
#   Seaboard Corp...............................     18,335     73,469,262            0.5%
#*  United Natural Foods, Inc...................  1,660,619     74,761,067            0.5%
    Other Securities............................               271,818,015            1.7%
                                                            --------------           -----
Total Consumer Staples..........................               613,132,850            4.0%
                                                            --------------           -----
Energy -- (10.4%)
#*  Callon Petroleum Co.........................  5,034,714     70,032,872            0.5%
*   CNX Resources Corp..........................  4,966,425     73,801,075            0.5%
#   Delek US Holdings, Inc......................  2,214,669    104,908,871            0.7%
#   Nabors Industries, Ltd...................... 10,783,969     82,066,004            0.5%
#*  Oasis Petroleum, Inc........................  7,785,289     85,871,738            0.6%
#   PBF Energy, Inc. Class A....................  3,295,143    126,302,831            0.8%
#*  PDC Energy, Inc.............................  1,770,319     94,782,879            0.6%
    Other Securities............................             1,146,446,810            7.5%
                                                            --------------           -----
Total Energy....................................             1,784,213,080           11.7%
                                                            --------------           -----
Financials -- (23.3%)
    American Equity Investment Life Holding Co..  3,252,117     98,213,933            0.7%
    Argo Group International Holdings, Ltd......  1,245,707     72,811,574            0.5%
    Associated Banc-Corp........................  4,226,995    111,804,018            0.7%
    CNO Financial Group, Inc....................  4,510,009     96,694,593            0.6%
#   Fulton Financial Corp.......................  5,614,623     94,887,129            0.6%
    Hanover Insurance Group, Inc. (The).........  1,090,668    125,263,220            0.8%
    Iberiabank Corp.............................    838,432     62,840,478            0.4%
#   Kemper Corp.................................  1,698,813    114,669,877            0.8%
    MB Financial, Inc...........................  1,963,852     83,699,372            0.6%
    Old National Bancorp........................  4,545,920     78,189,824            0.5%
#   Selective Insurance Group, Inc..............  1,427,490     84,507,408            0.6%
#   Sterling Bancorp............................  3,083,401     73,230,774            0.5%
    TCF Financial Corp..........................  2,968,355     73,704,255            0.5%
    Washington Federal, Inc.....................  3,007,914     95,501,269            0.6%
    Wintrust Financial Corp.....................    796,176     71,217,943            0.5%
    Other Securities............................             2,670,960,026           17.5%
                                                            --------------           -----
Total Financials................................             4,008,195,693           26.4%
                                                            --------------           -----
Health Care -- (4.1%)
*   Magellan Health, Inc........................    728,658     61,097,973            0.4%
    Other Securities............................               651,265,440            4.3%
                                                            --------------           -----
Total Health Care...............................               712,363,413            4.7%
                                                            --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (14.9%)
*     Esterline Technologies Corp...................................   1,083,684 $    77,862,695            0.5%
#     GATX Corp.....................................................   1,411,679      92,097,938            0.6%
#*    KLX, Inc......................................................   1,100,879      86,121,764            0.6%
      Korn/Ferry International......................................   1,452,257      77,637,659            0.5%
      Regal Beloit Corp.............................................     851,591      60,633,279            0.4%
      SkyWest, Inc..................................................   1,614,320      91,854,808            0.6%
*     WESCO International, Inc......................................   1,584,743      94,371,446            0.6%
      Other Securities..............................................               1,992,779,035           13.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,573,358,624           16.9%
                                                                                 ---------------          ------
Information Technology -- (10.9%)
*     CACI International, Inc. Class A..............................     849,691     128,345,826            0.9%
#     Convergys Corp................................................   3,490,621      81,540,907            0.5%
#*    Cree, Inc.....................................................   3,059,460     114,179,047            0.8%
*     Sanmina Corp..................................................   2,625,575      77,454,462            0.5%
#*    Tech Data Corp................................................   1,125,586      85,825,932            0.6%
#     Vishay Intertechnology, Inc...................................   4,923,147      86,893,545            0.6%
      Other Securities..............................................               1,297,120,591            8.4%
                                                                                 ---------------          ------
Total Information Technology........................................               1,871,360,310           12.3%
                                                                                 ---------------          ------
Materials -- (4.9%)
#     Carpenter Technology Corp.....................................   1,553,506      82,739,730            0.5%
#     Commercial Metals Co..........................................   4,169,164      87,594,136            0.6%
      Domtar Corp...................................................   2,142,845      94,070,895            0.6%
      Other Securities..............................................                 574,997,685            3.8%
                                                                                 ---------------          ------
Total Materials.....................................................                 839,402,446            5.5%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  59,503,205            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (0.9%)
      Telephone & Data Systems, Inc.................................   3,122,933      85,349,759            0.6%
      Other Securities..............................................                  71,083,165            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 156,432,924            1.0%
                                                                                 ---------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                   7,240,398            0.1%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              15,060,998,020           99.0%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     417,915            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      56,421            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              15,061,472,356
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 134,660,691 $   134,660,691            0.9%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@  DFA Short Term Investment Fund................................ 176,096,632   2,037,438,029           13.4%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,434,666,339)..........................................               $17,233,571,076          113.3%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...    885     06/15/18  $121,151,559 $117,129,750  $(4,021,809)
                                               ------------ ------------  ------------
Total futures contracts..                      $121,151,559 $117,129,750  $(4,021,809)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,435,795,077              --   --    $ 2,435,795,077
  Consumer Staples............     613,132,850              --   --        613,132,850
  Energy......................   1,784,213,080              --   --      1,784,213,080
  Financials..................   4,007,867,258  $      328,435   --      4,008,195,693
  Health Care.................     712,363,413              --   --        712,363,413
  Industrials.................   2,573,358,624              --   --      2,573,358,624
  Information Technology......   1,871,360,310              --   --      1,871,360,310
  Materials...................     839,402,446              --   --        839,402,446
  Real Estate.................      59,503,205              --   --         59,503,205
  Telecommunication Services..     156,432,924              --   --        156,432,924
  Utilities...................       7,240,398              --   --          7,240,398
Preferred Stocks
  Consumer Discretionary......         417,915              --   --            417,915
Rights/Warrants...............              --          56,421   --             56,421
Temporary Cash Investments....     134,660,691              --   --        134,660,691
Securities Lending Collateral.              --   2,037,438,029   --      2,037,438,029
Futures Contracts**...........      (4,021,809)             --   --         (4,021,809)
                               ---------------  --------------   --    ---------------
TOTAL......................... $15,191,726,382  $2,037,822,885   --    $17,229,549,267
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)


                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (92.4%)
Consumer Discretionary -- (14.7%)
*   Amazon.com, Inc...................   312,662 $  489,669,338            2.2%
*   Booking Holdings, Inc.............    29,118     63,419,004            0.3%
    Comcast Corp. Class A............. 4,173,235    130,997,847            0.6%
    Home Depot, Inc. (The)............   885,726    163,682,165            0.7%
    McDonald's Corp...................   529,832     88,715,070            0.4%
    Walt Disney Co. (The).............   966,747     96,993,727            0.4%
    Other Securities..................            2,479,560,685           11.2%
                                                 --------------           -----
Total Consumer Discretionary..........            3,513,037,836           15.8%
                                                 --------------           -----
Consumer Staples -- (5.6%)
    Altria Group, Inc................. 1,416,780     79,495,526            0.4%
    Coca-Cola Co. (The)............... 2,505,511    108,263,130            0.5%
    Costco Wholesale Corp.............   310,004     61,120,389            0.3%
    PepsiCo, Inc...................... 1,073,320    108,340,921            0.5%
    Philip Morris International, Inc..   761,282     62,425,124            0.3%
    Procter & Gamble Co. (The)........ 1,258,280     91,023,975            0.4%
    Walmart, Inc...................... 1,333,978    118,003,694            0.5%
    Other Securities..................              710,222,136            3.1%
                                                 --------------           -----
Total Consumer Staples................            1,338,894,895            6.0%
                                                 --------------           -----
Energy -- (5.2%)
    Chevron Corp...................... 1,001,579    125,307,549            0.6%
    Exxon Mobil Corp.................. 2,655,973    206,501,901            0.9%
    Other Securities..................              900,208,862            4.0%
                                                 --------------           -----
Total Energy..........................            1,232,018,312            5.5%
                                                 --------------           -----
Financials -- (14.7%)
    American Express Co...............   625,797     61,797,454            0.3%
    Bank of America Corp.............. 5,848,206    174,978,324            0.8%
*   Berkshire Hathaway, Inc. Class B.. 1,055,728    204,526,185            0.9%
    Citigroup, Inc.................... 1,617,623    110,435,122            0.5%
    JPMorgan Chase & Co............... 2,252,093    244,982,677            1.1%
    Wells Fargo & Co.................. 2,897,049    150,530,666            0.7%
    Other Securities..................            2,563,888,258           11.4%
                                                 --------------           -----
Total Financials......................            3,511,138,686           15.7%
                                                 --------------           -----
Health Care -- (11.0%)
    AbbVie, Inc....................... 1,199,781    115,838,856            0.5%
    Amgen, Inc........................   374,474     65,338,224            0.3%
    Gilead Sciences, Inc..............   965,652     69,749,044            0.3%
    Johnson & Johnson................. 1,751,111    221,498,030            1.0%
    Merck & Co., Inc.................. 1,345,902     79,233,251            0.4%
    Pfizer, Inc....................... 4,353,406    159,378,194            0.7%
    UnitedHealth Group, Inc...........   600,291    141,908,792            0.7%
    Other Securities..................            1,767,888,978            7.9%
                                                 --------------           -----
Total Health Care.....................            2,620,833,369           11.8%
                                                 --------------           -----
Industrials -- (12.5%)
    3M Co.............................   445,147     86,532,125            0.4%
    Boeing Co. (The)..................   423,046    141,111,224            0.6%
    Honeywell International, Inc......   436,883     63,208,232            0.3%
    Union Pacific Corp................   501,031     66,952,773            0.3%
    United Technologies Corp..........   520,789     62,572,798            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Other Securities..............................................             $ 2,563,599,396           11.5%
                                                                                 ---------------          ------
Total Industrials...................................................               2,983,976,548           13.4%
                                                                                 ---------------          ------
Information Technology -- (20.0%)
      Accenture P.L.C. Class A......................................     466,581      70,547,047            0.3%
*     Alphabet, Inc. Class A........................................     118,161     120,356,431            0.6%
*     Alphabet, Inc. Class C........................................     124,279     126,432,755            0.6%
      Apple, Inc....................................................   3,913,148     646,686,839            2.9%
      Cisco Systems, Inc............................................   2,718,780     120,414,766            0.6%
*     Facebook, Inc. Class A........................................   1,237,400     212,832,800            1.0%
      Intel Corp....................................................   4,040,870     208,589,709            0.9%
      International Business Machines Corp..........................     653,350      94,709,616            0.4%
      Mastercard, Inc. Class A......................................     700,725     124,918,246            0.6%
      Microsoft Corp................................................   5,151,344     481,753,691            2.2%
      NVIDIA Corp...................................................     392,995      88,384,576            0.4%
      Oracle Corp...................................................   1,422,583      64,969,366            0.3%
      Texas Instruments, Inc........................................     718,388      72,866,095            0.3%
#     Visa, Inc. Class A............................................   1,135,441     144,064,754            0.7%
      Other Securities..............................................               2,203,281,936            9.6%
                                                                                 ---------------          ------
Total Information Technology........................................               4,780,808,627           21.4%
                                                                                 ---------------          ------
Materials -- (4.2%)
      DowDuPont, Inc................................................   1,302,048      82,341,516            0.4%
      Other Securities..............................................                 913,365,850            4.1%
                                                                                 ---------------          ------
Total Materials.....................................................                 995,707,366            4.5%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  72,674,720            0.3%
                                                                                 ---------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................   5,436,136     177,761,647            0.8%
      Verizon Communications, Inc...................................   3,128,172     154,375,288            0.7%
      Other Securities..............................................                  84,398,112            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 416,535,047            1.9%
                                                                                 ---------------          ------
Utilities -- (2.4%)
      Other Securities..............................................                 580,329,413            2.6%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              22,045,954,819           98.9%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     367,953            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     183,574            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              22,046,506,346
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 237,183,114     237,183,114            1.1%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund................................ 136,862,551   1,583,499,719            7.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,300,248,304)..........................................               $23,867,189,179          107.1%
                                                                                 ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,435    06/15/18  $195,761,763 $189,922,250  $(5,839,513)
                                               ------------ ------------  ------------
Total futures contracts..                      $195,761,763 $189,922,250  $(5,839,513)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,513,037,611  $          225   --    $ 3,513,037,836
  Consumer Staples............   1,338,894,895              --   --      1,338,894,895
  Energy......................   1,232,018,312              --   --      1,232,018,312
  Financials..................   3,511,103,275          35,411   --      3,511,138,686
  Health Care.................   2,620,833,369              --   --      2,620,833,369
  Industrials.................   2,983,976,548              --   --      2,983,976,548
  Information Technology......   4,780,808,627              --   --      4,780,808,627
  Materials...................     995,707,366              --   --        995,707,366
  Real Estate.................      72,674,720              --   --         72,674,720
  Telecommunication Services..     416,535,047              --   --        416,535,047
  Utilities...................     580,329,413              --   --        580,329,413
Preferred Stocks
  Consumer Discretionary......         367,953              --   --            367,953
Rights/Warrants...............              --         183,574   --            183,574
Temporary Cash Investments....     237,183,114              --   --        237,183,114
Securities Lending Collateral.              --   1,583,499,719   --      1,583,499,719
Futures Contracts**...........      (5,839,513)             --   --         (5,839,513)
                               ---------------  --------------   --    ---------------
TOTAL......................... $22,277,630,737  $1,583,718,929   --    $23,861,349,666
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
 COMMON STOCKS -- (92.0%)
 Consumer Discretionary -- (14.0%)
 *   Amazon.com, Inc..................   205,727 $  322,195,227            1.3%
     Best Buy Co., Inc................   790,787     60,518,929            0.3%
     Comcast Corp. Class A............ 5,784,188    181,565,661            0.8%
     Home Depot, Inc. (The)...........   604,278    111,670,574            0.5%
     Time Warner, Inc.................   819,384     77,677,603            0.3%
     Walt Disney Co. (The)............ 1,012,945    101,628,772            0.4%
     Other Securities.................            2,767,314,356           11.4%
                                                 --------------           -----
 Total Consumer Discretionary.........            3,622,571,122           15.0%
                                                 --------------           -----
 Consumer Staples -- (5.1%)
     Altria Group, Inc................ 1,147,485     64,385,383            0.3%
     Coca-Cola Co. (The).............. 2,039,354     88,120,486            0.4%
     PepsiCo, Inc.....................   675,464     68,181,336            0.3%
     Procter & Gamble Co. (The)....... 1,360,960     98,451,846            0.4%
     Walmart, Inc..................... 1,744,789    154,344,035            0.6%
     Other Securities.................              835,111,425            3.4%
                                                 --------------           -----
 Total Consumer Staples...............            1,308,594,511            5.4%
                                                 --------------           -----
 Energy -- (5.8%)
     Chevron Corp..................... 1,188,328    148,671,716            0.6%
     Exxon Mobil Corp................. 3,018,867    234,716,909            1.0%
     Other Securities.................            1,122,574,292            4.7%
                                                 --------------           -----
 Total Energy.........................            1,505,962,917            6.3%
                                                 --------------           -----
 Financials -- (17.6%)
     American Express Co..............   809,859     79,973,576            0.3%
     Bank of America Corp............. 6,763,707    202,370,113            0.9%
 *   Berkshire Hathaway, Inc. Class B.   986,197    191,055,945            0.8%
     Citigroup, Inc................... 1,729,366    118,063,817            0.5%
     Goldman Sachs Group, Inc. (The)..   284,073     67,703,118            0.3%
     JPMorgan Chase & Co.............. 2,971,967    323,290,570            1.4%
     U.S. Bancorp..................... 1,203,717     60,727,523            0.3%
     Wells Fargo & Co................. 4,176,962    217,034,946            0.9%
     Other Securities.................            3,304,535,070           13.6%
                                                 --------------           -----
 Total Financials.....................            4,564,754,678           19.0%
                                                 --------------           -----
 Health Care -- (10.2%)
     AbbVie, Inc......................   752,746     72,677,626            0.3%
     CVS Health Corp..................   988,292     69,012,430            0.3%
     Gilead Sciences, Inc............. 1,079,751     77,990,415            0.3%
     Johnson & Johnson................ 1,483,658    187,667,900            0.8%
     Merck & Co., Inc................. 1,225,225     72,128,996            0.3%
     Pfizer, Inc...................... 5,173,380    189,397,442            0.8%
     UnitedHealth Group, Inc..........   617,082    145,878,185            0.6%
     Other Securities.................            1,839,914,780            7.6%
                                                 --------------           -----
 Total Health Care....................            2,654,667,774           11.0%
                                                 --------------           -----
 Industrials -- (13.1%)
     Boeing Co. (The).................   269,827     90,003,494            0.4%
     Caterpillar, Inc.................   431,816     62,336,958            0.3%
     FedEx Corp.......................   275,432     68,086,790            0.3%
     Union Pacific Corp...............   671,012     89,667,334            0.4%
     United Technologies Corp.........   573,727     68,933,299            0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Other Securities..............................................             $ 3,021,506,427           12.4%
                                                                                 ---------------          ------
Total Industrials...................................................               3,400,534,302           14.1%
                                                                                 ---------------          ------
Information Technology -- (17.9%)
*     Alphabet, Inc. Class A........................................      95,859      97,640,060            0.4%
*     Alphabet, Inc. Class C........................................     100,881     102,629,268            0.4%
      Apple, Inc....................................................   3,188,839     526,987,533            2.2%
      Cisco Systems, Inc............................................   4,353,001     192,794,414            0.8%
*     Facebook, Inc. Class A........................................     743,377     127,860,844            0.5%
      Intel Corp....................................................   5,141,165     265,386,937            1.1%
      International Business Machines Corp..........................     558,581      80,971,902            0.3%
      Mastercard, Inc. Class A......................................     463,101      82,557,015            0.4%
*     Micron Technology, Inc........................................   1,627,340      74,825,093            0.3%
      Microsoft Corp................................................   3,767,654     352,351,002            1.5%
      NVIDIA Corp...................................................     458,835     103,191,991            0.4%
      Oracle Corp...................................................   1,640,590      74,925,745            0.3%
      QUALCOMM, Inc.................................................   1,260,628      64,304,634            0.3%
#     Visa, Inc. Class A............................................     940,893     119,380,504            0.5%
      Other Securities..............................................               2,371,709,769            9.9%
                                                                                 ---------------          ------
Total Information Technology........................................               4,637,516,711           19.3%
                                                                                 ---------------          ------
Materials -- (4.3%)
      DowDuPont, Inc................................................   1,209,038      76,459,563            0.3%
      Other Securities..............................................               1,034,082,315            4.3%
                                                                                 ---------------          ------
Total Materials.....................................................               1,110,541,878            4.6%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  94,651,218            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc.....................................................   7,787,751     254,659,458            1.1%
      Verizon Communications, Inc...................................   3,286,048     162,166,469            0.7%
      Other Securities..............................................                 111,172,134            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 527,998,061            2.2%
                                                                                 ---------------          ------
Utilities -- (1.6%)
      Other Securities..............................................                 419,211,449            1.7%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              23,847,004,621           99.0%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     570,384            0.0%
                                                                                 ---------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     182,300            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              23,847,757,305
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 235,937,300     235,937,300            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund................................ 159,543,985   1,845,923,909            7.6%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,541,128,884)..........................................               $25,929,618,514          107.6%
                                                                                 ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,555    06/15/18  $212,253,911 $205,804,250  $(6,449,661)
                                               ------------ ------------  ------------
Total futures contracts..                      $212,253,911 $205,804,250  $(6,449,661)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,622,570,606  $          516   --    $ 3,622,571,122
  Consumer Staples............   1,308,594,511              --   --      1,308,594,511
  Energy......................   1,505,962,917              --   --      1,505,962,917
  Financials..................   4,564,695,309          59,369   --      4,564,754,678
  Health Care.................   2,654,667,774              --   --      2,654,667,774
  Industrials.................   3,400,534,302              --   --      3,400,534,302
  Information Technology......   4,637,499,765          16,946   --      4,637,516,711
  Materials...................   1,110,541,878              --   --      1,110,541,878
  Real Estate.................      94,651,218              --   --         94,651,218
  Telecommunication Services..     527,998,061              --   --        527,998,061
  Utilities...................     419,211,449              --   --        419,211,449
Preferred Stocks
  Consumer Discretionary......         570,384              --   --            570,384
Rights/Warrants...............              --         182,300   --            182,300
Temporary Cash Investments....     235,937,300              --   --        235,937,300
Securities Lending Collateral.              --   1,845,923,909   --      1,845,923,909
Futures Contracts**...........      (6,449,661)             --   --         (6,449,661)
                               ---------------  --------------   --    ---------------
TOTAL......................... $24,076,985,812  $1,846,183,040   --    $25,923,168,852
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (12.6%)
*   Charter Communications, Inc. Class A..........    35,911 $    9,742,295            0.2%
    Comcast Corp. Class A.........................   487,867     15,314,145            0.3%
    Ford Motor Co................................. 1,060,195     11,916,592            0.3%
    General Motors Co.............................   390,610     14,351,011            0.3%
#   Kohl's Corp...................................   177,964     11,055,124            0.2%
    Lennar Corp. Class A..........................   259,298     13,714,271            0.3%
    Time Warner, Inc..............................    94,912      8,997,658            0.2%
*   Urban Outfitters, Inc.........................   199,203      8,021,905            0.2%
    Walt Disney Co. (The).........................   118,253     11,864,323            0.3%
    Other Securities..............................              557,351,536           11.6%
                                                             --------------           -----
Total Consumer Discretionary......................              662,328,860           13.9%
                                                             --------------           -----
Consumer Staples -- (3.5%)
    Procter & Gamble Co. (The)....................   116,144      8,401,857            0.2%
    Walmart, Inc..................................   198,213     17,533,922            0.4%
    Other Securities..............................              156,071,240            3.2%
                                                             --------------           -----
Total Consumer Staples............................              182,007,019            3.8%
                                                             --------------           -----
Energy -- (7.3%)
    Andeavor......................................   137,631     19,037,120            0.4%
    Chevron Corp..................................   211,373     26,444,876            0.6%
    Exxon Mobil Corp..............................   261,711     20,348,030            0.4%
    HollyFrontier Corp............................   182,118     11,052,741            0.2%
    Valero Energy Corp............................   104,590     11,602,169            0.3%
    Other Securities..............................              293,854,623            6.2%
                                                             --------------           -----
Total Energy......................................              382,339,559            8.1%
                                                             --------------           -----
Financials -- (22.8%)
#   Ally Financial, Inc...........................   307,805      8,033,710            0.2%
    American Financial Group, Inc.................    69,889      7,912,833            0.2%
    Bank of America Corp.......................... 1,187,298     35,523,956            0.8%
*   Berkshire Hathaway, Inc. Class B..............    47,977      9,294,584            0.2%
    Citigroup, Inc................................   312,527     21,336,218            0.5%
    First American Financial Corp.................   149,802      7,656,380            0.2%
    First Horizon National Corp...................   423,869      7,756,803            0.2%
    Goldman Sachs Group, Inc. (The)...............    44,550     10,617,601            0.2%
    Hartford Financial Services Group, Inc. (The).   171,851      9,252,458            0.2%
    JPMorgan Chase & Co...........................   550,713     59,906,560            1.3%
    Lincoln National Corp.........................   111,851      7,901,155            0.2%
    Morgan Stanley................................   171,784      8,867,490            0.2%
    PNC Financial Services Group, Inc. (The)......    54,544      7,942,152            0.2%
    Principal Financial Group, Inc................   157,281      9,314,181            0.2%
    Regions Financial Corp........................   533,364      9,973,907            0.2%
#   Sterling Bancorp..............................   377,574      8,967,382            0.2%
    Wells Fargo & Co..............................   846,080     43,962,317            0.9%
    Other Securities..............................              926,755,927           19.2%
                                                             --------------           -----
Total Financials..................................            1,200,975,614           25.3%
                                                             --------------           -----
Health Care -- (7.4%)
    Johnson & Johnson.............................   114,841     14,526,238            0.3%
    Merck & Co., Inc..............................   149,737      8,815,017            0.2%
    Pfizer, Inc...................................   426,044     15,597,471            0.3%
    UnitedHealth Group, Inc.......................    74,301     17,564,756            0.4%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                       Shares       Value+     of Net Assets**
                                                                       ------       ------     ---------------
Health Care -- (Continued)
      Other Securities..............................................            $  336,043,803            7.1%
                                                                                --------------          ------
Total Health Care...................................................               392,547,285            8.3%
                                                                                --------------          ------
Industrials -- (14.6%)
      Trinity Industries, Inc.......................................    252,771      8,055,812            0.2%
#*    XPO Logistics, Inc............................................     99,123      9,630,791            0.2%
      Other Securities..............................................               749,059,644           15.7%
                                                                                --------------          ------
Total Industrials...................................................               766,746,247           16.1%
                                                                                --------------          ------
Information Technology -- (13.0%)
*     Alphabet, Inc. Class A........................................     10,540     10,735,833            0.2%
*     Alphabet, Inc. Class C........................................     11,067     11,258,791            0.2%
      Apple, Inc....................................................    285,245     47,139,589            1.0%
      Cisco Systems, Inc............................................    479,871     21,253,487            0.5%
      Intel Corp....................................................    578,019     29,837,341            0.6%
*     Micron Technology, Inc........................................    295,915     13,606,172            0.3%
      Microsoft Corp................................................    278,222     26,019,321            0.6%
      MKS Instruments, Inc..........................................     79,909      8,182,682            0.2%
      Other Securities..............................................               518,956,645           10.9%
                                                                                --------------          ------
Total Information Technology........................................               686,989,861           14.5%
                                                                                --------------          ------
Materials -- (5.0%)
      Reliance Steel & Aluminum Co..................................     96,442      8,479,181            0.2%
      Other Securities..............................................               255,929,062            5.4%
                                                                                --------------          ------
Total Materials.....................................................               264,408,243            5.6%
                                                                                --------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                25,085,628            0.5%
                                                                                --------------          ------
Telecommunication Services -- (1.9%)
      AT&T, Inc.....................................................  1,702,949     55,686,432            1.2%
      Verizon Communications, Inc...................................    270,126     13,330,718            0.3%
      Other Securities..............................................                32,614,068            0.6%
                                                                                --------------          ------
Total Telecommunication Services....................................               101,631,218            2.1%
                                                                                --------------          ------
Utilities -- (0.9%)
      Other Securities..............................................                46,651,705            1.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,711,711,239           99.2%
                                                                                --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   354,876            0.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    24,642            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,712,090,757
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 42,523,470     42,523,470            0.9%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@  DFA Short Term Investment Fund................................ 43,975,305    508,794,277           10.7%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,693,793,226)...........................................              $5,263,408,504          110.8%
                                                                                ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    273     06/15/18  $37,192,248 $36,131,550  $(1,060,698)
                                               ----------- -----------  ------------
Total futures contracts..                      $37,192,248 $36,131,550  $(1,060,698)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  662,328,860            --   --    $  662,328,860
  Consumer Staples............    182,007,019            --   --       182,007,019
  Energy......................    382,339,559            --   --       382,339,559
  Financials..................  1,200,951,541  $     24,073   --     1,200,975,614
  Health Care.................    392,547,285            --   --       392,547,285
  Industrials.................    766,746,247            --   --       766,746,247
  Information Technology......    686,989,861            --   --       686,989,861
  Materials...................    264,408,243            --   --       264,408,243
  Real Estate.................     25,085,628            --   --        25,085,628
  Telecommunication Services..    101,631,218            --   --       101,631,218
  Utilities...................     46,651,705            --   --        46,651,705
Preferred Stocks
  Consumer Discretionary......        354,876            --   --           354,876
Rights/Warrants...............             --        24,642   --            24,642
Temporary Cash Investments....     42,523,470            --   --        42,523,470
Securities Lending Collateral.             --   508,794,277   --       508,794,277
Futures Contracts**...........     (1,060,698)           --   --        (1,060,698)
                               --------------  ------------   --    --------------
TOTAL......................... $4,753,504,814  $508,842,992   --    $5,262,347,806
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (84.0%)
Consumer Discretionary -- (13.8%)
    American Eagle Outfitters, Inc.......... 1,963,139 $   40,597,715            0.2%
#*  Deckers Outdoor Corp....................   639,202     59,611,979            0.4%
#*  Five Below, Inc.........................   539,274     38,078,137            0.2%
    ILG, Inc................................ 1,237,829     42,247,104            0.3%
#   New York Times Co. (The) Class A........ 1,575,565     36,946,999            0.2%
#   Texas Roadhouse, Inc....................   629,062     40,310,293            0.2%
#*  Urban Outfitters, Inc................... 1,037,098     41,763,936            0.2%
#*  Visteon Corp............................   330,397     41,114,603            0.2%
#   Wendy's Co. (The)....................... 2,441,546     40,871,480            0.2%
    Other Securities........................            2,462,338,581           14.1%
                                                       --------------           -----
Total Consumer Discretionary................            2,843,880,827           16.2%
                                                       --------------           -----
Consumer Staples -- (3.5%)
    Other Securities........................              725,010,505            4.1%
                                                       --------------           -----
Energy -- (5.3%)
#   Delek US Holdings, Inc..................   848,460     40,191,550            0.2%
#*  Matador Resources Co.................... 1,114,338     36,483,426            0.2%
#   PBF Energy, Inc. Class A................ 1,320,944     50,631,784            0.3%
#*  PDC Energy, Inc.........................   705,692     37,782,750            0.2%
#*  SRC Energy, Inc......................... 3,217,843     35,524,987            0.2%
#*  Whiting Petroleum Corp..................   902,306     36,832,131            0.2%
    Other Securities........................              847,193,187            4.9%
                                                       --------------           -----
Total Energy................................            1,084,639,815            6.2%
                                                       --------------           -----
Financials -- (17.6%)
    Aspen Insurance Holdings, Ltd...........   871,501     36,995,217            0.2%
    Associated Banc-Corp.................... 1,647,398     43,573,677            0.3%
#   BancorpSouth Bank....................... 1,522,695     50,325,070            0.3%
    Cathay General Bancorp.................. 1,533,107     61,339,611            0.4%
#   Columbia Banking System, Inc............ 1,055,984     42,461,117            0.2%
    Evercore, Inc. Class A..................   494,814     50,099,917            0.3%
    FirstCash, Inc..........................   672,030     58,265,001            0.3%
    Fulton Financial Corp................... 2,145,209     36,254,032            0.2%
*   Green Dot Corp. Class A.................   636,314     38,694,254            0.2%
#   Interactive Brokers Group, Inc. Class A.   640,652     47,536,378            0.3%
    Popular, Inc............................   764,532     35,390,186            0.2%
    Primerica, Inc..........................   482,119     46,645,013            0.3%
#   Selective Insurance Group, Inc..........   763,279     45,186,117            0.3%
#   Sterling Bancorp........................ 2,509,716     59,605,755            0.3%
    TCF Financial Corp...................... 2,155,314     53,516,447            0.3%
    UMB Financial Corp......................   486,895     37,286,419            0.2%
#   Valley National Bancorp................. 2,903,022     36,432,926            0.2%
    Other Securities........................            2,842,386,551           16.2%
                                                       --------------           -----
Total Financials............................            3,621,993,688           20.7%
                                                       --------------           -----
Health Care -- (7.4%)
    Cantel Medical Corp.....................   383,723     43,003,837            0.3%
#   Chemed Corp.............................   137,239     42,299,805            0.3%
*   Haemonetics Corp........................   455,907     35,578,982            0.2%
    Other Securities........................            1,398,004,039            7.9%
                                                       --------------           -----
Total Health Care...........................            1,518,886,663            8.7%
                                                       --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (16.2%)
*     ASGN, Inc.....................................................     506,767 $    40,860,623            0.2%
#*    Cimpress NV...................................................     314,031      45,160,798            0.3%
      Insperity, Inc................................................     449,144      36,043,806            0.2%
#*    KLX, Inc......................................................     562,905      44,036,058            0.3%
#     Terex Corp....................................................   1,116,268      40,766,107            0.2%
      Other Securities..............................................               3,124,014,195           17.8%
                                                                                 ---------------          ------
Total Industrials...................................................               3,330,881,587           19.0%
                                                                                 ---------------          ------
Information Technology -- (11.2%)
*     CACI International, Inc. Class A..............................     241,640      36,499,722            0.2%
#*    Ciena Corp....................................................   1,408,658      36,272,943            0.2%
#*    Conduent, Inc.................................................   1,942,896      37,808,756            0.2%
#*    Cree, Inc.....................................................   1,214,607      45,329,133            0.3%
      Entegris, Inc.................................................   1,229,681      39,595,728            0.2%
      MKS Instruments, Inc..........................................     349,516      35,790,438            0.2%
*     Silicon Laboratories, Inc.....................................     421,780      39,183,362            0.2%
*     Zynga, Inc. Class A...........................................  10,461,381      36,091,764            0.2%
      Other Securities..............................................               2,012,047,161           11.5%
                                                                                 ---------------          ------
Total Information Technology........................................               2,318,619,007           13.2%
                                                                                 ---------------          ------
Materials -- (4.7%)
      Other Securities..............................................                 959,156,562            5.5%
                                                                                 ---------------          ------
Real Estate -- (0.6%)
      Other Securities..............................................                 127,466,427            0.7%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                 166,880,395            1.0%
                                                                                 ---------------          ------
Utilities -- (2.9%)
      ALLETE, Inc...................................................     475,869      36,361,150            0.2%
      WGL Holdings, Inc.............................................     421,322      35,854,502            0.2%
      Other Securities..............................................                 534,552,009            3.1%
                                                                                 ---------------          ------
Total Utilities.....................................................                 606,767,661            3.5%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              17,304,183,137           98.8%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   1,709,186            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      29,845            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              17,305,922,168
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 169,289,827     169,289,827            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@  DFA Short Term Investment Fund................................ 269,966,850   3,123,516,458           17.8%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,354,354,169)..........................................               $20,598,728,453          117.6%
                                                                                 ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,113    06/15/18  $151,164,635 $147,305,550  $(3,859,085)
                                               ------------ ------------  ------------
Total futures contracts..                      $151,164,635 $147,305,550  $(3,859,085)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,843,879,477  $        1,350   --    $ 2,843,880,827
  Consumer Staples............     725,010,505              --   --        725,010,505
  Energy......................   1,084,639,815              --   --      1,084,639,815
  Financials..................   3,621,858,586         135,102   --      3,621,993,688
  Health Care.................   1,518,886,663              --   --      1,518,886,663
  Industrials.................   3,330,881,587              --   --      3,330,881,587
  Information Technology......   2,318,577,147          41,860   --      2,318,619,007
  Materials...................     959,156,562              --   --        959,156,562
  Real Estate.................     127,466,427              --   --        127,466,427
  Telecommunication Services..     166,880,395              --   --        166,880,395
  Utilities...................     606,767,661              --   --        606,767,661
Preferred Stocks
  Consumer Discretionary......       1,709,186              --   --          1,709,186
Rights/Warrants...............              --          29,845   --             29,845
Temporary Cash Investments....     169,289,827              --   --        169,289,827
Securities Lending Collateral.              --   3,123,516,458   --      3,123,516,458
Futures Contracts**...........      (3,859,085)             --   --         (3,859,085)
                               ---------------  --------------   --    ---------------
TOTAL......................... $17,471,144,753  $3,123,724,615   --    $20,594,869,368
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (86.2%)
Consumer Discretionary -- (12.7%)
#   Caleres, Inc............................   493,103 $   16,139,261            0.3%
    Callaway Golf Co........................ 1,105,362     19,078,548            0.3%
#*  Cavco Industries, Inc...................    96,967     16,518,328            0.3%
    La-Z-Boy, Inc...........................   558,862     16,095,226            0.3%
#*  Shutterfly, Inc.........................   213,257     17,256,756            0.3%
#   Sonic Corp..............................   605,445     15,687,080            0.2%
    Other Securities........................              837,176,853           12.8%
                                                       --------------           -----
Total Consumer Discretionary................              937,952,052           14.5%
                                                       --------------           -----
Consumer Staples -- (3.1%)
#   Calavo Growers, Inc.....................   186,492     17,474,300            0.3%
    Inter Parfums, Inc......................   301,212     15,422,054            0.2%
#   MGP Ingredients, Inc....................   188,068     18,015,034            0.3%
#*  USANA Health Sciences, Inc..............   166,462     17,570,064            0.3%
#   WD-40 Co................................   144,160     19,014,704            0.3%
    Other Securities........................              141,297,795            2.2%
                                                       --------------           -----
Total Consumer Staples......................              228,793,951            3.6%
                                                       --------------           -----
Energy -- (4.3%)
    Other Securities........................              317,128,604            4.9%
                                                       --------------           -----
Financials -- (19.3%)
#   Ameris Bancorp..........................   332,383     17,184,201            0.3%
#*  BofI Holding, Inc.......................   403,609     16,257,371            0.3%
    Boston Private Financial Holdings, Inc..   956,143     15,346,095            0.2%
    FBL Financial Group, Inc. Class A.......   215,835     16,781,171            0.3%
    First Financial Bancorp.................   841,680     26,049,996            0.4%
*   Green Dot Corp. Class A.................   285,832     17,381,444            0.3%
    Horace Mann Educators Corp..............   410,677     18,357,262            0.3%
#   Independent Bank Corp...................   207,836     15,026,543            0.2%
    Infinity Property & Casualty Corp.......   121,048     15,978,336            0.3%
#   Walker & Dunlop, Inc....................   339,012     19,360,975            0.3%
    Other Securities........................            1,256,342,503           19.3%
                                                       --------------           -----
Total Financials............................            1,434,065,897           22.2%
                                                       --------------           -----
Health Care -- (9.1%)
#*  Amedisys, Inc...........................   228,635     15,110,487            0.2%
    CONMED Corp.............................   269,310     17,513,229            0.3%
*   Emergent BioSolutions, Inc..............   301,686     15,645,436            0.3%
#*  Integer Holdings Corp...................   281,395     15,448,585            0.2%
#*  LHC Group, Inc..........................   288,756     21,489,222            0.3%
*   Merit Medical Systems, Inc..............   398,201     19,312,748            0.3%
#*  Omnicell, Inc...........................   390,314     16,822,533            0.3%
    Other Securities........................              551,355,567            8.5%
                                                       --------------           -----
Total Health Care...........................              672,697,807           10.4%
                                                       --------------           -----
Industrials -- (18.5%)
#   Albany International Corp. Class A......   261,344     15,458,498            0.2%
#*  Axon Enterprise, Inc....................   376,999     15,826,418            0.2%
*   Chart Industries, Inc...................   336,140     19,072,584            0.3%
    Comfort Systems USA, Inc................   378,197     15,959,913            0.3%
    Exponent, Inc...........................   240,120     20,746,368            0.3%
    Forward Air Corp........................   306,722     16,559,921            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                           Percentage
                                                                 Shares       Value+     of Net Assets**
                                                                 ------       ------     ---------------
Industrials -- (Continued)
      Insperity, Inc..........................................    250,532 $   20,105,193            0.3%
      Kaman Corp..............................................    281,442     17,066,643            0.3%
      Korn/Ferry International................................    291,758     15,597,383            0.2%
      SkyWest, Inc............................................    302,118     17,190,514            0.3%
      Other Securities........................................             1,197,489,189           18.5%
                                                                          --------------          ------
Total Industrials.............................................             1,371,072,624           21.2%
                                                                          --------------          ------
Information Technology -- (10.9%)
      Cabot Microelectronics Corp.............................    169,883     17,234,630            0.3%
*     ExlService Holdings, Inc................................    265,274     15,335,490            0.2%
      Methode Electronics, Inc................................    408,852     16,313,195            0.3%
*     Virtusa Corp............................................    358,465     17,256,505            0.3%
      Other Securities........................................               742,560,349           11.4%
                                                                          --------------          ------
Total Information Technology..................................               808,700,169           12.5%
                                                                          --------------          ------
Materials -- (4.5%)
*     Ferro Corp..............................................    883,136     19,437,823            0.3%
      Innospec, Inc...........................................    254,933     18,533,629            0.3%
#     Kaiser Aluminum Corp....................................    167,047     16,460,811            0.3%
      Quaker Chemical Corp....................................    104,311     15,332,674            0.2%
      Other Securities........................................               263,636,016            4.1%
                                                                          --------------          ------
Total Materials...............................................               333,400,953            5.2%
                                                                          --------------          ------
Real Estate -- (0.9%)
      Other Securities........................................                68,999,839            1.1%
                                                                          --------------          ------
Telecommunication Services -- (1.1%)
      Shenandoah Telecommunications Co........................    497,484     18,780,021            0.3%
#*    Vonage Holdings Corp....................................  1,577,569     17,637,221            0.3%
      Other Securities........................................                46,517,466            0.7%
                                                                          --------------          ------
Total Telecommunication Services..............................                82,934,708            1.3%
                                                                          --------------          ------
Utilities -- (1.8%)
#     American States Water Co................................    338,714     18,873,144            0.3%
#     California Water Service Group..........................    430,087     16,665,871            0.3%
      Other Securities........................................                97,526,792            1.5%
                                                                          --------------          ------
Total Utilities...............................................               133,065,807            2.1%
                                                                          --------------          ------
TOTAL COMMON STOCKS...........................................             6,388,812,411           99.0%
                                                                          --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities........................................                 1,599,809            0.0%
                                                                          --------------          ------
TOTAL INVESTMENT SECURITIES...................................             6,390,412,220
                                                                          --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 1.630%........................................... 68,450,273     68,450,273            1.1%
                                                                          --------------          ------

SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@  DFA Short Term Investment Fund.......................... 82,356,253    952,861,850           14.7%
                                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,135,363,364).....................................              $7,411,724,343          114.8%
                                                                          ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    441     06/15/18  $59,244,846 $58,366,350   $(878,496)
                                               ----------- -----------   ----------
Total futures contracts..                      $59,244,846 $58,366,350   $(878,496)
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  937,940,573  $     11,479   --    $  937,952,052
  Consumer Staples............    228,793,951            --   --       228,793,951
  Energy......................    317,128,604            --   --       317,128,604
  Financials..................  1,433,958,382       107,515   --     1,434,065,897
  Health Care.................    672,697,807            --   --       672,697,807
  Industrials.................  1,371,072,624            --   --     1,371,072,624
  Information Technology......    808,679,091        21,078   --       808,700,169
  Materials...................    333,400,953            --   --       333,400,953
  Real Estate.................     68,999,839            --   --        68,999,839
  Telecommunication Services..     82,934,708            --   --        82,934,708
  Utilities...................    133,065,807            --   --       133,065,807
Preferred Stocks
  Consumer Discretionary......      1,599,809            --   --         1,599,809
Temporary Cash Investments....     68,450,273            --   --        68,450,273
Securities Lending Collateral.             --   952,861,850   --       952,861,850
Futures Contracts**...........       (878,496)           --   --          (878,496)
                               --------------  ------------   --    --------------
TOTAL......................... $6,457,843,925  $953,001,922   --    $7,410,845,847
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                              Percentage
                                        Shares    Value+    of Net Assets**
                                        ------    ------    ---------------
     COMMON STOCKS -- (96.5%)
     Consumer Discretionary -- (21.6%)
     *   Amazon.com, Inc...............   9,882 $15,476,497            4.1%
         Best Buy Co., Inc.............  26,735   2,046,030            0.5%
     *   Booking Holdings, Inc.........   1,900   4,138,200            1.1%
         Comcast Corp. Class A......... 207,454   6,511,981            1.7%
         General Motors Co.............  58,674   2,155,683            0.6%
         Home Depot, Inc. (The)........  44,398   8,204,750            2.2%
         Lowe's Cos., Inc..............  34,554   2,848,286            0.8%
         NIKE, Inc. Class B............  50,188   3,432,357            0.9%
         Starbucks Corp................  59,694   3,436,584            0.9%
         Target Corp...................  27,551   2,000,203            0.5%
         TJX Cos., Inc. (The)..........  25,534   2,166,560            0.6%
         Other Securities..............          31,781,151            8.3%
                                                -----------           -----
     Total Consumer Discretionary......          84,198,282           22.2%
                                                -----------           -----
     Consumer Staples -- (10.8%)
         Altria Group, Inc.............  99,762   5,597,646            1.5%
         Coca-Cola Co. (The)........... 139,399   6,023,431            1.6%
         Costco Wholesale Corp.........  19,530   3,850,535            1.0%
         Kroger Co. (The)..............  72,175   1,818,088            0.5%
         PepsiCo, Inc..................  61,999   6,258,179            1.7%
         Walmart, Inc..................  69,502   6,148,147            1.6%
         Other Securities..............          12,317,409            3.2%
                                                -----------           -----
     Total Consumer Staples............          42,013,435           11.1%
                                                -----------           -----
     Energy -- (1.0%)
         Other Securities..............           4,121,758            1.1%
                                                -----------           -----
     Financials -- (3.5%)
         American Express Co...........  34,262   3,383,372            0.9%
         Marsh & McLennan Cos., Inc....  23,613   1,924,459            0.5%
         Other Securities..............           8,209,319            2.1%
                                                -----------           -----
     Total Financials..................          13,517,150            3.5%
                                                -----------           -----
     Health Care -- (8.6%)
         AbbVie, Inc...................  60,005   5,793,483            1.5%
         Amgen, Inc....................  37,225   6,495,018            1.7%
     *   Biogen, Inc...................  10,164   2,780,870            0.7%
         Gilead Sciences, Inc..........  73,848   5,334,041            1.4%
         Humana, Inc...................   6,719   1,976,595            0.5%
         Other Securities..............          11,354,102            3.1%
                                                -----------           -----
     Total Health Care.................          33,734,109            8.9%
                                                -----------           -----
     Industrials -- (19.1%)
         3M Co.........................  25,546   4,965,887            1.3%
         Boeing Co. (The)..............  21,469   7,161,200            1.9%
         Caterpillar, Inc..............  31,722   4,579,388            1.2%
         Deere & Co....................  14,542   1,967,969            0.5%
         Delta Air Lines, Inc..........  37,804   1,974,125            0.5%
         FedEx Corp....................  10,904   2,695,469            0.7%
         Honeywell International, Inc..  32,412   4,689,368            1.2%
         Lockheed Martin Corp..........   6,780   2,175,295            0.6%
         Northrop Grumman Corp.........   6,106   1,966,376            0.5%
         Union Pacific Corp............  38,372   5,127,650            1.4%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                      Shares      Value+    of Net Assets**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
*     United Continental Holdings, Inc..............................    30,505 $  2,060,308            0.5%
      United Parcel Service, Inc. Class B...........................    24,946    2,831,371            0.7%
      Waste Management, Inc.........................................    22,100    1,796,509            0.5%
      Other Securities..............................................             30,354,202            8.1%
                                                                               ------------          ------
Total Industrials...................................................             74,345,117           19.6%
                                                                               ------------          ------
Information Technology -- (24.8%)
      Accenture P.L.C. Class A......................................    27,652    4,180,982            1.1%
      Apple, Inc....................................................    89,989   14,871,582            3.9%
      Applied Materials, Inc........................................    53,426    2,653,669            0.7%
      Automatic Data Processing, Inc................................    18,107    2,138,075            0.6%
      International Business Machines Corp..........................    43,611    6,321,851            1.7%
      Mastercard, Inc. Class A......................................    35,826    6,386,701            1.7%
*     Micron Technology, Inc........................................    63,854    2,936,007            0.8%
      Microsoft Corp................................................   154,653   14,463,149            3.8%
      NVIDIA Corp...................................................    22,785    5,124,347            1.3%
      Texas Instruments, Inc........................................    44,597    4,523,474            1.2%
      Visa, Inc. Class A............................................    73,493    9,324,792            2.5%
      Other Securities..............................................             23,754,179            6.2%
                                                                               ------------          ------
Total Information Technology........................................             96,678,808           25.5%
                                                                               ------------          ------
Materials -- (3.9%)
      LyondellBasell Industries NV Class A..........................    17,345    1,833,887            0.5%
      Other Securities..............................................             13,293,706            3.5%
                                                                               ------------          ------
Total Materials.....................................................             15,127,593            4.0%
                                                                               ------------          ------
Telecommunication Services -- (3.1%)
      Verizon Communications, Inc...................................   210,719   10,398,982            2.7%
      Other Securities..............................................              1,531,510            0.4%
                                                                               ------------          ------
Total Telecommunication Services....................................             11,930,492            3.1%
                                                                               ------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                360,251            0.1%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            376,026,995           99.1%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            376,026,995
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 2,636,478    2,636,478            0.7%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund................................   954,395   11,042,353            2.9%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $376,352,979).............................................             $389,705,826          102.7%
                                                                               ============          ======

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 84,198,282          --   --    $ 84,198,282
    Consumer Staples............   42,013,435          --   --      42,013,435
    Energy......................    4,121,758          --   --       4,121,758
    Financials..................   13,517,150          --   --      13,517,150
    Health Care.................   33,734,109          --   --      33,734,109
    Industrials.................   74,345,117          --   --      74,345,117
    Information Technology......   96,678,808          --   --      96,678,808
    Materials...................   15,127,593          --   --      15,127,593
    Telecommunication Services..   11,930,492          --   --      11,930,492
    Utilities...................      360,251          --   --         360,251
  Temporary Cash Investments....    2,636,478          --   --       2,636,478
  Securities Lending Collateral.           -- $11,042,353   --      11,042,353
                                 ------------ -----------   --    ------------
  TOTAL......................... $378,663,473 $11,042,353   --    $389,705,826
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (92.5%)
Real Estate -- (92.5%)
#   Alexandria Real Estate Equities, Inc..........   892,956 $  111,235,529            1.3%
    American Campus Communities, Inc.............. 1,255,493     49,102,331            0.6%
#   American Homes 4 Rent Class A................. 2,283,779     46,132,336            0.6%
    American Tower Corp........................... 3,246,594    442,705,558            5.3%
    Apartment Investment & Management Co. Class A. 1,491,202     60,542,801            0.7%
    AvalonBay Communities, Inc.................... 1,294,940    211,075,220            2.5%
    Boston Properties, Inc........................ 1,477,060    179,329,855            2.1%
    Brixmor Property Group, Inc................... 2,888,376     43,007,919            0.5%
    Camden Property Trust.........................   831,494     71,009,588            0.9%
    Crown Castle International Corp............... 2,723,366    274,705,928            3.3%
    CubeSmart..................................... 1,710,433     50,355,148            0.6%
    DCT Industrial Trust, Inc.....................   894,750     58,668,757            0.7%
#   Digital Realty Trust, Inc..................... 1,902,197    201,043,201            2.4%
    Douglas Emmett, Inc........................... 1,423,845     53,066,703            0.6%
    Duke Realty Corp.............................. 3,372,012     91,381,525            1.1%
    Equinix, Inc..................................   720,471    303,166,992            3.6%
    Equity LifeStyle Properties, Inc..............   780,714     69,608,460            0.8%
    Equity Residential............................ 3,456,874    213,323,695            2.5%
    Essex Property Trust, Inc.....................   629,004    150,765,969            1.8%
#   Extra Space Storage, Inc...................... 1,196,092    107,157,882            1.3%
    Federal Realty Investment Trust...............   683,759     79,213,480            1.0%
    Forest City Realty Trust, Inc. Class A........ 2,292,067     45,978,864            0.6%
    Gaming and Leisure Properties, Inc............ 1,870,000     64,084,900            0.8%
    GGP, Inc...................................... 5,475,114    109,447,529            1.3%
    HCP, Inc...................................... 4,450,308    103,959,195            1.2%
#   Healthcare Trust of America, Inc. Class A..... 1,788,675     44,698,988            0.5%
    Host Hotels & Resorts, Inc.................... 7,137,258    139,604,766            1.7%
    Hudson Pacific Properties, Inc................ 1,467,570     48,239,026            0.6%
#   Iron Mountain, Inc............................ 2,406,163     81,665,172            1.0%
    Kilroy Realty Corp............................   928,148     66,520,367            0.8%
#   Kimco Realty Corp............................. 4,041,002     58,634,939            0.7%
    Liberty Property Trust........................ 1,442,711     60,334,174            0.7%
#   Macerich Co. (The)............................ 1,318,443     75,968,686            0.9%
    Mid-America Apartment Communities, Inc........ 1,102,863    100,867,850            1.2%
#   National Retail Properties, Inc............... 1,396,299     53,115,214            0.6%
#   Omega Healthcare Investors, Inc............... 1,865,077     48,454,700            0.6%
    Prologis, Inc................................. 4,905,234    318,398,739            3.8%
#   Public Storage................................ 1,417,866    286,097,001            3.4%
#   Realty Income Corp............................ 2,544,343    128,514,765            1.5%
#   Regency Centers Corp.......................... 1,577,470     92,834,109            1.1%
*   SBA Communications Corp....................... 1,053,536    168,808,073            2.0%
    Simon Property Group, Inc..................... 2,848,508    445,335,741            5.3%
#   SL Green Realty Corp..........................   968,768     94,687,384            1.1%
    Sun Communities, Inc..........................   707,995     66,445,331            0.8%
    UDR, Inc...................................... 2,540,787     91,849,450            1.1%
    Ventas, Inc................................... 3,366,639    173,112,577            2.1%
    VEREIT, Inc................................... 9,261,049     62,975,133            0.8%
    Vornado Realty Trust.......................... 1,639,064    111,505,524            1.3%
    Welltower, Inc................................ 3,448,237    184,273,785            2.2%
#   WP Carey, Inc.................................   959,557     61,267,714            0.7%
    Other Securities..............................            1,950,571,884           23.3%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            8,204,850,457           97.9%
                                                             --------------           -----
TOTAL INVESTMENT SECURITIES.......................            8,204,850,457
                                                             --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                           Percentage
                                                                 Shares       Value+     of Net Assets**
                                                                 ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 1.630%........................................... 76,303,834 $   76,303,834            0.9%
                                                                          --------------          ------

SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund.......................... 51,017,424    590,271,592            7.0%
                                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,089,203,943).....................................              $8,871,425,883          105.8%
                                                                          ==============          ======

At April 30, 2018, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    528     06/15/18  $72,290,792 $69,880,800  $(2,409,992)
                                               ----------- -----------  ------------
Total futures contracts..                      $72,290,792 $69,880,800  $(2,409,992)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Real Estate................. $8,204,850,457            --   --    $8,204,850,457
Temporary Cash Investments....     76,303,834            --   --        76,303,834
Securities Lending Collateral.             --  $590,271,592   --       590,271,592
Futures Contracts**...........     (2,409,992)           --   --        (2,409,992)
                               --------------  ------------   --    --------------
TOTAL......................... $8,278,744,299  $590,271,592   --    $8,869,015,891
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------    -------    ---------------
 COMMON STOCKS -- (91.0%)
 AUSTRALIA -- (5.1%)
     BHP Billiton, Ltd................... 842,811 $ 19,662,146            0.4%
 #   Commonwealth Bank of Australia...... 461,654   24,857,495            0.5%
     CSL, Ltd............................ 133,309   17,075,421            0.3%
 #   National Australia Bank, Ltd........ 666,762   14,494,762            0.3%
 #   Westpac Banking Corp................ 807,067   17,336,155            0.4%
     Other Securities....................          178,889,335            3.6%
                                                  ------------            ----
 TOTAL AUSTRALIA.........................          272,315,314            5.5%
                                                  ------------            ----

 AUSTRIA -- (0.3%)
     Other Securities....................           14,406,459            0.3%
                                                  ------------            ----

 BELGIUM -- (1.0%)
 #   Anheuser-Busch InBev SA/NV.......... 240,375   23,877,301            0.5%
     Other Securities....................           28,459,651            0.5%
                                                  ------------            ----
 TOTAL BELGIUM...........................           52,336,952            1.0%
                                                  ------------            ----

 CANADA -- (7.8%)
     Royal Bank of Canada................ 239,620   18,222,280            0.4%
     Other Securities....................          399,694,111            8.0%
                                                  ------------            ----
 TOTAL CANADA............................          417,916,391            8.4%
                                                  ------------            ----

 DENMARK -- (1.5%)
     Novo Nordisk A.S. Class B........... 483,626   22,743,922            0.5%
     Other Securities....................           55,869,431            1.1%
                                                  ------------            ----
 TOTAL DENMARK...........................           78,613,353            1.6%
                                                  ------------            ----

 FINLAND -- (1.0%)
     Other Securities....................           52,495,498            1.0%
                                                  ------------            ----

 FRANCE -- (8.8%)
     Air Liquide SA...................... 118,456   15,396,474            0.3%
     Airbus SE........................... 171,642   20,147,867            0.4%
     BNP Paribas SA...................... 281,596   21,739,002            0.4%
 #   L'Oreal SA..........................  68,023   16,379,233            0.3%
     LVMH Moet Hennessy Louis Vuitton SE.  84,168   29,291,458            0.6%
 #   Sanofi.............................. 238,754   18,876,431            0.4%
     Total SA............................ 478,047   30,046,060            0.6%
 #   Vinci SA............................ 150,019   14,999,446            0.3%
     Other Securities....................          307,379,559            6.2%
                                                  ------------            ----
 TOTAL FRANCE............................          474,255,530            9.5%
                                                  ------------            ----

 GERMANY -- (7.1%)
     Allianz SE..........................  70,671   16,715,374            0.3%
     BASF SE............................. 243,976   25,384,094            0.5%
     Bayer AG............................ 185,881   22,216,414            0.4%
     Daimler AG.......................... 326,426   25,662,975            0.5%
     Deutsche Telekom AG................. 950,035   16,629,046            0.3%
     SAP SE.............................. 205,747   22,859,640            0.5%
     Siemens AG.......................... 165,969   21,077,208            0.4%
     Other Securities....................          229,217,980            4.7%
                                                  ------------            ----
 TOTAL GERMANY...........................          379,762,731            7.6%
                                                  ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 3,407,600 $   30,454,394            0.6%
    Other Securities......................              120,519,004            2.4%
                                                     --------------           -----
TOTAL HONG KONG...........................              150,973,398            3.0%
                                                     --------------           -----

IRELAND -- (0.5%)
    Other Securities......................               27,898,520            0.6%
                                                     --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................               20,540,578            0.4%
                                                     --------------           -----

ITALY -- (2.1%)
    Enel SpA.............................. 2,271,536     14,409,989            0.3%
    Other Securities......................               99,293,342            2.0%
                                                     --------------           -----
TOTAL ITALY...............................              113,703,331            2.3%
                                                     --------------           -----

JAPAN -- (21.8%)
    KDDI Corp.............................   545,800     14,651,234            0.3%
    Keyence Corp..........................    26,902     16,404,281            0.3%
    SoftBank Group Corp...................   255,888     19,552,066            0.4%
    Sony Corp.............................   358,400     16,739,465            0.3%
    Sumitomo Mitsui Financial Group, Inc..   341,940     14,251,458            0.3%
    Toyota Motor Corp.....................   456,923     29,961,512            0.6%
    Other Securities......................            1,057,813,532           21.3%
                                                     --------------           -----
TOTAL JAPAN...............................            1,169,373,548           23.5%
                                                     --------------           -----

NETHERLANDS -- (2.9%)
#   Unilever NV...........................   268,265     15,379,248            0.3%
    Other Securities......................              138,851,932            2.8%
                                                     --------------           -----
TOTAL NETHERLANDS.........................              154,231,180            3.1%
                                                     --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities......................               13,775,753            0.3%
                                                     --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               41,208,006            0.8%
                                                     --------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................                8,251,850            0.2%
                                                     --------------           -----

SINGAPORE -- (1.1%)
    Other Securities......................               61,548,842            1.2%
                                                     --------------           -----

SPAIN -- (2.7%)
#   Banco Santander SA.................... 3,760,684     24,297,484            0.5%
    Other Securities......................              118,997,784            2.4%
                                                     --------------           -----
TOTAL SPAIN...............................              143,295,268            2.9%
                                                     --------------           -----

SWEDEN -- (2.3%)
    Other Securities......................              125,563,588            2.5%
                                                     --------------           -----

SWITZERLAND -- (6.0%)
    Nestle SA.............................   825,815     63,975,951            1.3%
    Novartis AG...........................   437,543     33,679,563            0.7%
    Roche Holding AG......................   205,182     45,588,846            0.9%
    Other Securities......................              181,053,529            3.6%
                                                     --------------           -----
TOTAL SWITZERLAND.........................              324,297,889            6.5%
                                                     --------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
UNITED KINGDOM -- (14.5%)
#     Anglo American P.L.C............................    599,142 $   14,097,362            0.3%
#     AstraZeneca P.L.C. Sponsored ADR................    461,956     16,413,297            0.3%
      BP P.L.C. Sponsored ADR.........................    841,441     37,519,832            0.8%
      British American Tobacco P.L.C..................    330,890     18,148,482            0.4%
      Diageo P.L.C. Sponsored ADR.....................    128,576     18,252,649            0.4%
#     GlaxoSmithKline P.L.C. Sponsored ADR............    428,638     17,192,670            0.3%
      Glencore P.L.C..................................  2,981,961     14,364,087            0.3%
      HSBC Holdings P.L.C.............................  1,761,358     17,536,040            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR..............    582,677     29,285,346            0.6%
      Royal Dutch Shell P.L.C. Class A................    491,594     17,103,142            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    352,746     24,656,964            0.5%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    369,024     26,724,718            0.5%
      Unilever P.L.C. Sponsored ADR...................    274,641     15,371,657            0.3%
      Vodafone Group P.L.C............................  6,474,624     18,894,314            0.4%
      Other Securities................................               492,811,076            9.8%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................               778,371,636           15.6%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             4,875,135,615           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities................................                28,971,363            0.6%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                28,971,363            0.6%
                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................             4,904,106,978
                                                                  --------------

                                                                     Value+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@  DFA Short Term Investment Fund.................. 39,421,614    456,108,075            9.1%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,434,854,446).............................              $5,360,215,053          107.5%
                                                                  ==============          ======

At April 30, 2018, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI EAFE Index Future...     85     06/15/18  $ 8,606,123 $ 8,612,625  $     6,502
S&P 500(R) Emini Index...    229     06/15/18   31,349,302  30,308,150   (1,041,152)
                                               ----------- -----------  -----------
Total futures contracts..                      $39,955,425 $38,920,775  $(1,034,650)
                                               =========== ===========  ===========

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                  Level 1       Level 2     Level 3      Total
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $  4,973,360  $  267,341,954   --    $  272,315,314
  Austria.....................           --      14,406,459   --        14,406,459
  Belgium.....................      928,442      51,408,510   --        52,336,952
  Canada......................  417,916,391              --   --       417,916,391
  Denmark.....................    2,839,260      75,774,093   --        78,613,353
  Finland.....................      703,730      51,791,768   --        52,495,498
  France......................   10,142,432     464,113,098   --       474,255,530
  Germany.....................   18,260,085     361,502,646   --       379,762,731
  Hong Kong...................    1,065,385     149,908,013   --       150,973,398
  Ireland.....................    6,618,862      21,279,658   --        27,898,520
  Israel......................    5,507,725      15,032,853   --        20,540,578
  Italy.......................    7,542,944     106,160,387   --       113,703,331
  Japan.......................   39,326,028   1,130,047,520   --     1,169,373,548
  Netherlands.................   40,214,980     114,016,200   --       154,231,180
  New Zealand.................           --      13,775,753   --        13,775,753
  Norway......................    1,213,874      39,994,132   --        41,208,006
  Portugal....................           --       8,251,850   --         8,251,850
  Singapore...................           --      61,548,842   --        61,548,842
  Spain.......................   12,204,543     131,090,725   --       143,295,268
  Sweden......................           --     125,563,588   --       125,563,588
  Switzerland.................   17,852,772     306,445,117   --       324,297,889
  United Kingdom..............  254,862,090     523,509,546   --       778,371,636
Preferred Stocks
  Germany.....................           --      28,971,363   --        28,971,363
Securities Lending Collateral.           --     456,108,075   --       456,108,075
Futures Contracts**...........   (1,034,650)             --   --        (1,034,650)
                               ------------  --------------   --    --------------
TOTAL......................... $841,138,253  $4,518,042,150   --    $5,359,180,403
                               ============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                             Percentage
                                                   Shares      Value++     of Net Assets**
                                                   ------      -------     ---------------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (5.4%)
#   Australia & New Zealand Banking Group, Ltd... 2,805,657 $   56,399,836            0.2%
#   BHP Billiton, Ltd............................ 4,074,214     95,048,347            0.3%
#   Commonwealth Bank of Australia............... 1,329,108     71,565,056            0.3%
#   National Australia Bank, Ltd................. 2,691,791     58,516,939            0.2%
    Other Securities.............................            1,396,391,017            4.8%
                                                            --------------            ----
TOTAL AUSTRALIA..................................            1,677,921,195            5.8%
                                                            --------------            ----

AUSTRIA -- (0.6%)
    Other Securities.............................              187,110,155            0.7%
                                                            --------------            ----

BELGIUM -- (1.2%)
    Other Securities.............................              382,942,533            1.3%
                                                            --------------            ----

CANADA -- (7.6%)
#   Bank of Montreal.............................   835,416     63,433,137            0.2%
#   Bank of Nova Scotia (The)....................   964,105     59,253,893            0.2%
#   Royal Bank of Canada.........................   699,021     53,160,547            0.2%
    Teck Resources, Ltd. Class B................. 2,119,223     53,256,074            0.2%
    Other Securities.............................            2,144,024,373            7.4%
                                                            --------------            ----
TOTAL CANADA.....................................            2,373,128,024            8.2%
                                                            --------------            ----

DENMARK -- (1.5%)
    Other Securities.............................              472,035,115            1.6%
                                                            --------------            ----

FINLAND -- (1.7%)
    Nokia Oyj.................................... 8,533,346     51,201,900            0.2%
    UPM-Kymmene Oyj.............................. 1,735,959     61,941,789            0.2%
    Other Securities.............................              430,522,558            1.5%
                                                            --------------            ----
TOTAL FINLAND....................................              543,666,247            1.9%
                                                            --------------            ----

FRANCE -- (7.0%)
    BNP Paribas SA............................... 1,121,695     86,594,018            0.3%
    Cie Generale des Etablissements Michelin SCA.   509,793     71,688,554            0.3%
    Orange SA.................................... 3,886,424     70,653,710            0.3%
#   Peugeot SA................................... 2,249,431     55,389,037            0.2%
    Total SA..................................... 1,939,637    121,909,456            0.4%
    Other Securities.............................            1,776,186,017            6.0%
                                                            --------------            ----
TOTAL FRANCE.....................................            2,182,420,792            7.5%
                                                            --------------            ----

GERMANY -- (6.7%)
    Allianz SE...................................   278,374     65,842,078            0.2%
    BASF SE...................................... 1,224,687    127,420,607            0.4%
    Bayer AG.....................................   427,990     51,153,173            0.2%
    Bayerische Motoren Werke AG..................   633,323     70,414,044            0.3%
    Daimler AG................................... 1,829,754    143,851,691            0.5%
    Deutsche Telekom AG.......................... 4,893,747     85,658,257            0.3%
    E.ON SE...................................... 5,371,567     58,817,351            0.2%
    Other Securities.............................            1,489,111,264            5.1%
                                                            --------------            ----
TOTAL GERMANY....................................            2,092,268,465            7.2%
                                                            --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd........................  8,634,000 $   77,163,762            0.3%
    Other Securities......................               722,061,555            2.5%
                                                      --------------           -----
TOTAL HONG KONG...........................               799,225,317            2.8%
                                                      --------------           -----

IRELAND -- (0.5%)
    Other Securities......................               154,474,043            0.5%
                                                      --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................               181,181,345            0.6%
                                                      --------------           -----

ITALY -- (3.1%)
    Fiat Chrysler Automobiles NV..........  2,878,006     63,945,750            0.2%
    Other Securities......................               912,292,606            3.2%
                                                      --------------           -----
TOTAL ITALY...............................               976,238,356            3.4%
                                                      --------------           -----

JAPAN -- (22.8%)
    Hitachi, Ltd..........................  7,235,425     52,808,156            0.2%
    Honda Motor Co., Ltd..................  2,640,923     90,810,608            0.3%
    Mitsubishi UFJ Financial Group, Inc...  9,776,100     65,512,990            0.2%
    Nissan Motor Co., Ltd.................  4,846,600     50,988,496            0.2%
    Sumitomo Mitsui Financial Group, Inc..  1,276,170     53,188,520            0.2%
    Toyota Motor Corp.....................  2,741,740    179,782,316            0.6%
    Toyota Motor Corp. Sponsored ADR......    408,823     53,547,637            0.2%
    Other Securities......................             6,567,716,069           22.6%
                                                      --------------           -----
TOTAL JAPAN...............................             7,114,354,792           24.5%
                                                      --------------           -----

NETHERLANDS -- (2.6%)
    Akzo Nobel NV.........................    677,388     61,343,103            0.2%
    Koninklijke Ahold Delhaize NV.........  2,136,192     51,534,512            0.2%
    Other Securities......................               706,673,647            2.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               819,551,262            2.8%
                                                      --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................               119,004,835            0.4%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               265,625,885            0.9%
                                                      --------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................                73,383,353            0.3%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               315,521,217            1.1%
                                                      --------------           -----

SPAIN -- (2.3%)
#   Banco Santander SA.................... 13,286,562     85,843,433            0.3%
    Iberdrola SA..........................  7,957,435     61,478,656            0.2%
    Other Securities......................               561,700,522            1.9%
                                                      --------------           -----
TOTAL SPAIN...............................               709,022,611            2.4%
                                                      --------------           -----

SWEDEN -- (2.4%)
    Other Securities......................               751,148,381            2.6%
                                                      --------------           -----

SWITZERLAND -- (5.0%)
    Nestle SA.............................  2,417,067    187,250,366            0.7%
    Novartis AG Sponsored ADR.............    953,193     73,100,371            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                         Shares        Value++     of Net Assets**
                                                         ------        -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................     181,779 $    58,066,650            0.2%
      Other Securities................................               1,246,489,022            4.2%
                                                                   ---------------          ------
TOTAL SWITZERLAND.....................................               1,564,906,409            5.4%
                                                                   ---------------          ------

UNITED KINGDOM -- (14.8%)
#     Anglo American P.L.C............................   3,796,420      89,326,915            0.3%
      BP P.L.C. Sponsored ADR.........................   4,304,042     191,917,233            0.7%
      British American Tobacco P.L.C..................   1,150,327      63,092,535            0.2%
#     HSBC Holdings P.L.C. Sponsored ADR..............   3,553,561     178,601,976            0.6%
      Lloyds Banking Group P.L.C......................  62,991,647      55,870,241            0.2%
#     Rio Tinto P.L.C. Sponsored ADR..................   1,670,448      91,791,118            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   1,546,368     108,091,123            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   1,716,768     124,328,339            0.4%
#     Tesco P.L.C.....................................  23,595,438      76,424,108            0.3%
      Vodafone Group P.L.C............................  31,621,343      92,277,727            0.3%
#     Vodafone Group P.L.C. Sponsored ADR.............   1,906,729      56,076,892            0.2%
      Other Securities................................               3,516,132,226           12.1%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               4,643,930,433           16.0%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              28,399,060,765           97.9%
                                                                   ---------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG...................................     399,360      82,361,934            0.3%
      Other Securities................................                  85,840,577            0.3%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 168,202,511            0.6%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 168,202,511            0.6%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities................................                       2,233            0.0%
                                                                   ---------------          ------

NORWAY -- (0.0%)
      Other Securities................................                         125            0.0%
                                                                   ---------------          ------

SINGAPORE -- (0.0%)
      Other Securities................................                      15,492            0.0%
                                                                   ---------------          ------

SPAIN -- (0.0%)
      Other Securities................................                      13,772            0.0%
                                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS.................................                      31,622            0.0%
                                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              28,567,295,898
                                                                   ---------------

                                                                       Value+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund.................. 233,241,383   2,698,602,797            9.3%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $25,935,076,285)............................               $31,265,897,695          107.8%
                                                                   ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                          Unrealized
                         Number of Expiration   Notional      Market     Appreciation
Description              Contracts    Date       Value        Value     (Depreciation)
-----------              --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index..   1,860    06/15/18  $251,813,603 $246,171,000  $(5,642,603)
                                              ------------ ------------  ------------
Total futures contracts.                      $251,813,603 $246,171,000  $(5,642,603)
                                              ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia................... $   43,684,275  $ 1,634,236,920   --    $ 1,677,921,195
  Austria.....................         79,464      187,030,691   --        187,110,155
  Belgium.....................     13,348,409      369,594,124   --        382,942,533
  Canada......................  2,373,124,353            3,671   --      2,373,128,024
  Denmark.....................     27,942,584      444,092,531   --        472,035,115
  Finland.....................      5,427,655      538,238,592   --        543,666,247
  France......................     77,443,747    2,104,977,045   --      2,182,420,792
  Germany.....................     82,198,856    2,010,069,609   --      2,092,268,465
  Hong Kong...................      1,549,313      797,676,004   --        799,225,317
  Ireland.....................     21,398,846      133,075,197   --        154,474,043
  Israel......................     24,667,932      156,513,413   --        181,181,345
  Italy.......................     21,576,510      954,661,846   --        976,238,356
  Japan.......................    127,232,257    6,987,122,535   --      7,114,354,792
  Netherlands.................    123,512,065      696,039,197   --        819,551,262
  New Zealand.................        145,245      118,859,590   --        119,004,835
  Norway......................     17,906,825      247,719,060   --        265,625,885
  Portugal....................        267,194       73,116,159   --         73,383,353
  Singapore...................         68,509      315,452,708   --        315,521,217
  Spain.......................     28,194,894      680,827,717   --        709,022,611
  Sweden......................      3,984,792      747,163,589   --        751,148,381
  Switzerland.................    110,881,642    1,454,024,767   --      1,564,906,409
  United Kingdom..............  1,081,111,093    3,562,819,340   --      4,643,930,433
Preferred Stocks
  Germany.....................             --      168,202,511   --        168,202,511
Rights/Warrants
  Hong Kong...................             --            2,233   --              2,233
  Norway......................             --              125   --                125
  Singapore...................             --           15,492   --             15,492
  Spain.......................             --           13,772   --             13,772
Securities Lending Collateral.             --    2,698,602,797   --      2,698,602,797
Futures Contracts**...........     (5,642,603)              --   --         (5,642,603)
                               --------------  ---------------   --    ---------------
TOTAL......................... $4,180,103,857  $27,080,151,235   --    $31,260,255,092
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                  Value+
                                                              ---------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of
     The DFA Investment Trust Company........................ $ 5,379,291,977
   Investment in The Japanese Small Company Series of
     The DFA Investment Trust Company........................   3,726,507,128
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company........................   2,344,886,043
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company........................   1,599,373,548
   Investment in The Canadian Small Company Series of
     The DFA Investment Trust Company........................   1,150,258,282
                                                              ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES... $14,200,316,978
                                                              ===============

At April 30, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...    920     06/15/18  $124,432,709 $121,762,000  $(2,670,709)
                                               ------------ ------------  ------------
Total futures contracts..                      $124,432,709 $121,762,000  $(2,670,709)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 ------------------------------------------------
                                     Level 1      Level 2 Level 3      Total
                                 ---------------  ------- ------- ---------------
Affiliated Investment Companies. $14,200,316,978    --      --    $14,200,316,978
Futures Contracts**.............      (2,670,709)   --      --         (2,670,709)
                                 ---------------    --      --    ---------------
TOTAL........................... $14,197,646,269    --      --    $14,197,646,269
                                 ===============    ==      ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                            Shares    Value+
                                                            ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Small Cap Portfolio of
   DFA Investment Dimensions Group Inc..................... 363,667 $12,953,808
 Investment in The Continental Small Company Series of
   The DFA Investment Trust Company........................           3,616,556
 Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company........................           3,207,640
 Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company........................           2,463,789
 Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company........................           1,583,287
 Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company........................           1,027,017
 Investment in The Canadian Small Company Series of
   The DFA Investment Trust Company........................             716,076
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $24,409,630)...................................         $25,568,173
                                                                    ===========

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $25,568,173    --      --    $25,568,173
                                     -----------    --      --    -----------
    TOTAL........................... $25,568,173    --      --    $25,568,173
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                Value+
                                                             ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company.................... $715,031,790
                                                             ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $715,031,790
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                              ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Asia Pacific Small Company Series of
       The DFA Investment Trust Company...................... $372,785,993
                                                              ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY... $372,785,993
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                  Value+
                                                                -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company........................ $42,909,045
                                                                -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY..... $42,909,045
                                                                ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $757,212,687
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.. $757,212,687
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
   COMMON STOCKS -- (94.1%)
   AUSTRALIA -- (16.7%)
       Dexus Property Group........ 12,740,966 $   90,607,946            1.6%
       Goodman Group............... 23,286,809    158,432,599            2.7%
       Mirvac Group................ 26,223,393     44,007,554            0.8%
       Scentre Group............... 66,397,764    200,687,918            3.5%
       Stockland................... 30,823,367     95,811,604            1.7%
       Vicinity Centres............ 41,773,566     76,486,309            1.3%
       Westfield Corp.............. 25,068,383    173,226,976            3.0%
       Other Securities............               170,035,281            2.8%
                                               --------------           -----
   TOTAL AUSTRALIA.................             1,009,296,187           17.4%
                                               --------------           -----

   BELGIUM -- (2.0%)
       Cofinimmo SA................    274,020     36,375,170            0.6%
       Other Securities............                85,669,672            1.5%
                                               --------------           -----
   TOTAL BELGIUM...................               122,044,842            2.1%
                                               --------------           -----

   CANADA -- (4.9%)
   #   RioCan REIT.................  1,965,677     35,747,932            0.6%
       Other Securities............               258,652,789            4.5%
                                               --------------           -----
   TOTAL CANADA....................               294,400,721            5.1%
                                               --------------           -----

   CHINA -- (0.2%)
       Other Securities............                14,495,662            0.3%
                                               --------------           -----

   FRANCE -- (10.7%)
       Fonciere Des Regions........    450,998     50,438,971            0.9%
       Gecina SA...................    577,669    100,139,077            1.7%
       ICADE.......................    466,762     46,384,208            0.8%
   #   Klepierre SA................  2,896,190    118,537,464            2.0%
       Unibail-Rodamco SE(B1YY4B3).    978,160    234,826,670            4.1%
       Unibail-Rodamco SE(7076242).    293,585     70,516,643            1.2%
       Other Securities............                23,781,173            0.4%
                                               --------------           -----
   TOTAL FRANCE....................               644,624,206           11.1%
                                               --------------           -----

   GERMANY -- (2.2%)
       Alstria Office REIT-AG......  2,109,189     31,731,047            0.5%
       GPT Group (The)............. 24,107,185     87,415,302            1.5%
       Other Securities............                15,019,082            0.3%
                                               --------------           -----
   TOTAL GERMANY...................               134,165,431            2.3%
                                               --------------           -----

   GREECE -- (0.0%)
       Other Securities............                 1,061,526            0.0%
                                               --------------           -----

   HONG KONG -- (4.9%)
       Link REIT................... 26,860,905    237,399,958            4.1%
       Other Securities............                58,696,060            1.0%
                                               --------------           -----
   TOTAL HONG KONG.................               296,096,018            5.1%
                                               --------------           -----

   IRELAND -- (0.3%)
       Other Securities............                15,131,233            0.3%
                                               --------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
ITALY -- (0.4%)
    Other Securities......................            $   24,072,879            0.4%
                                                      --------------           -----

JAPAN -- (20.1%)
    Activia Properties, Inc...............      7,073     31,342,643            0.5%
    Advance Residence Investment Corp.....     16,863     43,443,640            0.8%
#   Daiwa House REIT Investment Corp......     18,683     44,541,933            0.8%
    GLP J-Reit............................     30,929     33,247,621            0.6%
    Japan Hotel REIT Investment Corp......     51,518     38,979,170            0.7%
    Japan Prime Realty Investment Corp....     10,800     39,169,297            0.7%
    Japan Real Estate Investment Corp.....     15,302     79,277,510            1.4%
    Japan Retail Fund Investment Corp.....     33,214     62,269,492            1.1%
#   Kenedix Office Investment Corp........      5,790     35,517,805            0.6%
    Nippon Building Fund, Inc.............     16,810     94,456,949            1.6%
    Nippon Prologis REIT, Inc.............     21,927     46,212,536            0.8%
    Nomura Real Estate Master Fund, Inc...     46,705     65,286,730            1.1%
    Orix JREIT, Inc.......................     32,087     48,910,756            0.8%
    United Urban Investment Corp..........     38,320     58,857,200            1.0%
    Other Securities......................               496,021,185            8.5%
                                                      --------------           -----
TOTAL JAPAN...............................             1,217,534,467           21.0%
                                                      --------------           -----

MALAYSIA -- (0.5%)
    Other Securities......................                29,322,105            0.5%
                                                      --------------           -----

MEXICO -- (1.7%)
#   Fibra Uno Administracion S.A. de C.V.. 36,621,185     60,643,518            1.0%
    Other Securities......................                42,097,640            0.8%
                                                      --------------           -----
TOTAL MEXICO..............................               102,741,158            1.8%
                                                      --------------           -----

NETHERLANDS -- (1.2%)
    Other Securities......................                74,611,742            1.3%
                                                      --------------           -----

NEW ZEALAND -- (0.8%)
    Other Securities......................                48,490,940            0.8%
                                                      --------------           -----

SINGAPORE -- (8.1%)
    Ascendas REIT......................... 30,695,600     61,578,128            1.1%
    CapitaLand Commercial Trust........... 32,667,249     44,629,892            0.8%
    CapitaLand Mall Trust................. 31,558,300     49,835,815            0.9%
    Mapletree Commercial Trust............ 25,626,537     31,237,454            0.5%
    Suntec REIT........................... 33,882,500     49,804,106            0.9%
    Other Securities......................               250,432,368            4.2%
                                                      --------------           -----
TOTAL SINGAPORE...........................               487,517,763            8.4%
                                                      --------------           -----

SOUTH AFRICA -- (3.9%)
#   Growthpoint Properties, Ltd........... 31,668,977     73,924,033            1.3%
    Hyprop Investments, Ltd...............  3,324,050     30,347,165            0.5%
    Redefine Properties, Ltd.............. 70,206,030     67,468,919            1.2%
    Other Securities......................                62,707,722            1.0%
                                                      --------------           -----
TOTAL SOUTH AFRICA........................               234,447,839            4.0%
                                                      --------------           -----

SPAIN -- (1.6%)
    Merlin Properties Socimi SA...........  5,201,113     80,252,173            1.4%
    Other Securities......................                16,245,438            0.3%
                                                      --------------           -----
TOTAL SPAIN...............................                96,497,611            1.7%
                                                      --------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
TAIWAN -- (0.2%)
      Other Securities...............            $   11,449,928            0.2%
                                                 --------------          ------

TURKEY -- (0.4%)
      Other Securities...............                24,996,876            0.4%
                                                 --------------          ------

UNITED KINGDOM -- (13.3%)
      British Land Co. P.L.C. (The).. 13,250,011    122,362,572            2.1%
      Derwent London P.L.C...........  1,518,004     66,579,009            1.1%
      Great Portland Estates P.L.C...  4,044,340     38,970,871            0.7%
      Hammerson P.L.C................ 10,495,798     79,121,418            1.4%
#     Intu Properties P.L.C.......... 12,733,927     34,217,769            0.6%
      Land Securities Group P.L.C....  9,631,416    130,748,225            2.3%
#     Segro P.L.C.................... 14,352,829    127,363,410            2.2%
      Shaftesbury P.L.C..............  3,398,008     47,278,949            0.8%
      Other Securities...............               159,844,460            2.7%
                                                 --------------          ------
TOTAL UNITED KINGDOM.................               806,486,683           13.9%
                                                 --------------          ------
TOTAL COMMON STOCKS..................             5,689,485,817           98.1%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             5,689,485,817
                                                 --------------

                                                    Value+
                                                    ------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund. 30,638,137    354,483,247            6.1%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,514,151,669)............              $6,043,969,064          104.2%
                                                 ==============          ======

At April 30, 2018, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    370     06/15/18  $48,304,593 $48,969,500    $664,907
                                               ----------- -----------    --------
Total futures contracts..                      $48,304,593 $48,969,500    $664,907
                                               =========== ===========    ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $     56,028 $1,009,240,159   --    $1,009,296,187
  Belgium.....................           --    122,044,842   --       122,044,842
  Canada......................  294,400,721             --   --       294,400,721
  China.......................           --     14,495,662   --        14,495,662
  France......................   70,516,643    574,107,563   --       644,624,206
  Germany.....................           --    134,165,431   --       134,165,431
  Greece......................           --      1,061,526   --         1,061,526
  Hong Kong...................           --    296,096,018   --       296,096,018
  Ireland.....................           --     15,131,233   --        15,131,233
  Italy.......................           --     24,072,879   --        24,072,879
  Japan.......................           --  1,217,534,467   --     1,217,534,467
  Malaysia....................           --     29,322,105   --        29,322,105
  Mexico......................  102,741,158             --   --       102,741,158
  Netherlands.................           --     74,611,742   --        74,611,742
  New Zealand.................           --     48,490,940   --        48,490,940
  Singapore...................           --    487,517,763   --       487,517,763
  South Africa................           --    234,447,839   --       234,447,839
  Spain.......................           --     96,497,611   --        96,497,611
  Taiwan......................    2,364,127      9,085,801   --        11,449,928
  Turkey......................           --     24,996,876   --        24,996,876
  United Kingdom..............           --    806,486,683   --       806,486,683
Securities Lending Collateral.           --    354,483,247   --       354,483,247
Futures Contracts**...........      664,907             --   --           664,907
                               ------------ --------------   --    --------------
TOTAL......................... $470,743,584 $5,573,890,387   --    $6,044,633,971
                               ============ ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (43.1%)
UNITED STATES -- (43.1%)
#   Alexandria Real Estate Equities, Inc..........   352,445 $   43,904,074            0.6%
    American Campus Communities, Inc..............   476,932     18,652,811            0.3%
#   American Homes 4 Rent Class A.................   894,639     18,071,716            0.3%
    American Tower Corp........................... 1,524,978    207,946,000            2.9%
#   Apartment Investment & Management Co. Class A.   549,057     22,291,714            0.3%
#   AvalonBay Communities, Inc....................   473,237     77,137,631            1.1%
    Boston Properties, Inc........................   528,226     64,131,919            0.9%
    Camden Property Trust.........................   322,978     27,582,321            0.4%
#   Crown Castle International Corp............... 1,391,266    140,337,001            2.0%
#   CubeSmart.....................................   655,345     19,293,357            0.3%
    DCT Industrial Trust, Inc.....................   339,254     22,244,885            0.3%
    Digital Realty Trust, Inc.....................   705,690     74,584,355            1.0%
#   Douglas Emmett, Inc...........................   564,085     21,023,448            0.3%
    Duke Realty Corp.............................. 1,243,551     33,700,232            0.5%
#   Equinix, Inc..................................   271,508    114,247,851            1.6%
    Equity LifeStyle Properties, Inc..............   292,766     26,103,017            0.4%
#   Equity Residential............................ 1,261,671     77,857,717            1.1%
#   Essex Property Trust, Inc.....................   226,314     54,245,203            0.8%
    Extra Space Storage, Inc......................   439,044     39,333,952            0.6%
#   Federal Realty Investment Trust...............   254,941     29,534,915            0.4%
    Gaming and Leisure Properties, Inc............   718,705     24,630,020            0.3%
    GGP, Inc...................................... 2,007,174     40,123,408            0.6%
    HCP, Inc...................................... 1,635,956     38,215,932            0.5%
#   Host Hotels & Resorts, Inc.................... 2,515,703     49,207,151            0.7%
    Hudson Pacific Properties, Inc................   558,331     18,352,340            0.3%
    Iron Mountain, Inc............................   942,393     31,984,818            0.4%
#   Kilroy Realty Corp............................   343,891     24,646,668            0.3%
#   Kimco Realty Corp............................. 1,488,059     21,591,736            0.3%
    Lamar Advertising Co. Class A.................   292,582     18,640,399            0.3%
    Liberty Property Trust........................   514,612     21,521,074            0.3%
#   Macerich Co. (The)............................   417,053     24,030,594            0.3%
    Mid-America Apartment Communities, Inc........   396,028     36,220,677            0.5%
    National Retail Properties, Inc...............   536,905     20,423,866            0.3%
#   Omega Healthcare Investors, Inc...............   695,403     18,066,570            0.3%
    Prologis, Inc................................. 1,801,015    116,903,884            1.6%
    Public Storage................................   536,910    108,337,700            1.5%
#   Realty Income Corp............................   974,074     49,200,478            0.7%
#   Regency Centers Corp..........................   532,093     31,313,649            0.4%
#*  SBA Communications Corp.......................   399,258     63,973,109            0.9%
#   Simon Property Group, Inc..................... 1,054,164    164,808,000            2.3%
#   SL Green Realty Corp..........................   332,157     32,465,025            0.5%
    Sun Communities, Inc..........................   278,287     26,117,235            0.4%
#   UDR, Inc......................................   932,108     33,695,704            0.5%
    Ventas, Inc................................... 1,220,604     62,763,458            0.9%
#   VEREIT, Inc................................... 3,381,590     22,994,812            0.3%
#   Vornado Realty Trust..........................   595,616     40,519,756            0.6%
    Welltower, Inc................................ 1,274,686     68,119,220            1.0%
#   WP Carey, Inc.................................   379,214     24,212,814            0.3%
    Other Securities..............................              795,646,161           10.8%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            3,160,950,377           44.2%
                                                             --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares       Value++     of Net Assets**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (54.2%)
UNITED STATES -- (54.2%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 476,534,331 $2,492,274,551           34.9%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  45,252,203  1,483,819,724           20.8%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,976,094,275           55.7%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,976,094,275           55.7%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              7,137,044,652
                                                                             --------------

                                                                                Value+
                                                                     -          ------             -
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@  DFA Short Term Investment Fund............................  16,900,562    195,539,503            2.7%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,783,552,540).......................................               $7,332,584,155          102.6%
                                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $3,160,950,377           --   --    $3,160,950,377
Affiliated Investment Companies
  United States.................  3,976,094,275           --   --     3,976,094,275
Securities Lending Collateral...             -- $195,539,503   --       195,539,503
                                 -------------- ------------   --    --------------
TOTAL........................... $7,137,044,652 $195,539,503   --    $7,332,584,155
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (6.3%)
    Beach Energy, Ltd................ 45,369,328 $   53,508,636            0.3%
    Cleanaway Waste Management, Ltd.. 49,607,719     58,911,384            0.4%
    Downer EDI, Ltd.................. 14,055,450     72,340,258            0.5%
#   Metcash, Ltd..................... 22,580,986     60,948,548            0.4%
    OZ Minerals, Ltd.................  7,698,143     53,124,661            0.3%
    WorleyParsons, Ltd...............  4,370,365     53,269,395            0.3%
    Other Securities.................               723,084,566            4.4%
                                                 --------------            ----
TOTAL AUSTRALIA......................             1,075,187,448            6.6%
                                                 --------------            ----

AUSTRIA -- (1.0%)
    Wienerberger AG..................  2,684,294     67,638,559            0.4%
    Other Securities.................               110,841,762            0.7%
                                                 --------------            ----
TOTAL AUSTRIA........................               178,480,321            1.1%
                                                 --------------            ----

BELGIUM -- (1.4%)
    Ackermans & van Haaren NV........    332,154     59,935,741            0.4%
    Other Securities.................               170,765,314            1.0%
                                                 --------------            ----
TOTAL BELGIUM........................               230,701,055            1.4%
                                                 --------------            ----

CANADA -- (7.3%)
#   Canadian Western Bank............  2,378,567     63,115,992            0.4%
*   IAMGOLD Corp..................... 10,460,281     57,191,614            0.4%
    Other Securities.................             1,125,239,507            6.9%
                                                 --------------            ----
TOTAL CANADA.........................             1,245,547,113            7.7%
                                                 --------------            ----

DENMARK -- (1.5%)
    Jyske Bank A.S...................  1,224,516     73,323,500            0.5%
    Sydbank A.S......................  1,624,758     60,064,321            0.4%
    Other Securities.................               120,827,280            0.7%
                                                 --------------            ----
TOTAL DENMARK........................               254,215,101            1.6%
                                                 --------------            ----

FINLAND -- (2.3%)
#   Kesko Oyj Class B................  1,598,059     93,837,658            0.6%
    Metsa Board Oyj..................  5,022,622     56,275,033            0.4%
    Other Securities.................               245,453,110            1.4%
                                                 --------------            ----
TOTAL FINLAND........................               395,565,801            2.4%
                                                 --------------            ----

FRANCE -- (4.1%)
    Rexel SA.........................  6,155,587     95,422,366            0.6%
    Other Securities.................               612,454,090            3.8%
                                                 --------------            ----
TOTAL FRANCE.........................               707,876,456            4.4%
                                                 --------------            ----

GERMANY -- (6.5%)
    Aareal Bank AG...................  1,761,663     88,116,624            0.6%
    Aurubis AG.......................  1,158,293    103,509,990            0.6%
#   K+S AG...........................  3,048,592     89,536,076            0.6%
    Leoni AG.........................    845,772     52,968,412            0.3%
    Rheinmetall AG...................    981,706    128,290,590            0.8%
    Salzgitter AG....................  1,310,505     71,967,212            0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                       ------      -------     ---------------
  GERMANY -- (Continued)
      Other Securities..............            $  583,106,729            3.5%
                                                --------------           -----
  TOTAL GERMANY.....................             1,117,495,633            6.9%
                                                --------------           -----

  GREECE -- (0.0%)
      Other Securities..............                     2,074            0.0%
                                                --------------           -----

  HONG KONG -- (3.1%)
      Other Securities..............               536,685,914            3.3%
                                                --------------           -----

  IRELAND -- (0.3%)
      Other Securities..............                53,230,804            0.3%
                                                --------------           -----

  ISRAEL -- (0.6%)
      Other Securities..............               110,349,956            0.7%
                                                --------------           -----

  ITALY -- (4.7%)
  #   A2A SpA....................... 26,795,521     53,878,933            0.3%
  #*  Banco BPM SpA................. 21,480,343     77,916,524            0.5%
  #   BPER Banca.................... 14,472,034     83,539,576            0.5%
  #   Unione di Banche Italiane SpA. 25,149,018    129,535,502            0.8%
      Unipol Gruppo SpA............. 13,259,468     71,019,477            0.5%
      Other Securities..............               381,908,463            2.3%
                                                --------------           -----
  TOTAL ITALY.......................               797,798,475            4.9%
                                                --------------           -----

  JAPAN -- (26.3%)
      Other Securities..............             4,480,810,154           27.6%
                                                --------------           -----

  NETHERLANDS -- (2.2%)
      APERAM SA.....................  1,372,656     66,881,872            0.4%
      ASR Nederland NV..............  1,185,307     55,903,541            0.4%
  #   Boskalis Westminster..........  2,223,100     65,857,690            0.4%
      SBM Offshore NV...............  5,517,816     92,584,645            0.6%
      Other Securities..............                99,433,428            0.5%
                                                --------------           -----
  TOTAL NETHERLANDS.................               380,661,176            2.3%
                                                --------------           -----

  NEW ZEALAND -- (0.4%)
      Other Securities..............                62,708,840            0.4%
                                                --------------           -----

  NORWAY -- (0.9%)
      Other Securities..............               153,017,985            0.9%
                                                --------------           -----

  PORTUGAL -- (0.4%)
      Other Securities..............                66,938,364            0.4%
                                                --------------           -----

  SINGAPORE -- (1.0%)
      Other Securities..............               163,979,947            1.0%
                                                --------------           -----

  SPAIN -- (2.6%)
  #   Acciona SA....................    827,998     69,258,969            0.4%
  #   Acerinox SA...................  3,881,667     54,512,294            0.3%
      Other Securities..............               322,600,636            2.0%
                                                --------------           -----
  TOTAL SPAIN.......................               446,371,899            2.7%
                                                --------------           -----

  SWEDEN -- (1.8%)
      Other Securities..............               300,272,081            1.9%
                                                --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
SWITZERLAND -- (3.8%)
       GAM Holding AG..................   3,576,356 $    57,086,570            0.4%
       Helvetia Holding AG.............     145,920      86,678,146            0.5%
       Other Securities................                 499,670,336            3.1%
                                                    ---------------          ------
TOTAL SWITZERLAND......................                 643,435,052            4.0%
                                                    ---------------          ------

UNITED KINGDOM -- (14.4%)
       Beazley P.L.C...................   9,204,078      74,758,477            0.5%
       Bellway P.L.C...................   2,984,036     135,971,483            0.8%
       Bodycote P.L.C..................   4,114,367      50,655,576            0.3%
       Bovis Homes Group P.L.C.........   4,858,289      82,661,663            0.5%
       Centamin P.L.C..................  32,079,579      69,318,610            0.4%
       Close Brothers Group P.L.C......   2,519,808      53,054,940            0.3%
#      Greene King P.L.C...............   8,226,218      61,802,948            0.4%
       GVC Holdings P.L.C..............   4,115,032      50,370,441            0.3%
       Hiscox, Ltd.....................   6,782,867     138,699,753            0.9%
       Man Group P.L.C.................  27,961,852      69,447,443            0.4%
       Meggitt P.L.C...................  11,584,537      75,048,709            0.5%
       National Express Group P.L.C....   9,362,195      50,521,852            0.3%
       Phoenix Group Holdings..........   7,519,815      81,230,266            0.5%
       Redrow P.L.C....................   7,158,893      61,688,867            0.4%
       TP ICAP P.L.C...................   9,708,212      62,888,057            0.4%
       Vesuvius P.L.C..................   7,316,120      59,083,781            0.4%
       Other Securities................               1,285,093,572            7.9%
                                                    ---------------          ------
TOTAL UNITED KINGDOM...................               2,462,296,438           15.2%
                                                    ---------------          ------
TOTAL COMMON STOCKS....................              15,863,628,087           97.7%
                                                    ---------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
       Other Securities................                  13,893,015            0.1%
                                                    ---------------          ------
TOTAL PREFERRED STOCKS.................                  13,893,015            0.1%
                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
       Other Securities................                       1,530            0.0%
                                                    ---------------          ------

SPAIN -- (0.0%)
       Other Securities................                      69,340            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                      70,870            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              15,877,591,971
                                                    ---------------

                                                        Value+
                                            -           ------             -

SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@   DFA Short Term Investment Fund.. 103,157,323   1,193,530,223            7.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,876,072,692).............               $17,071,122,194          105.1%
                                                    ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


At April 30, 2018, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,042    06/15/18  $142,458,860 $137,908,700  $(4,550,160)
                                               ------------ ------------  ------------
Total futures contracts..                      $142,458,860 $137,908,700  $(4,550,160)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia...................             --  $ 1,075,187,448   --    $ 1,075,187,448
  Austria.....................             --      178,480,321   --        178,480,321
  Belgium.....................             --      230,701,055   --        230,701,055
  Canada...................... $1,245,546,756              357   --      1,245,547,113
  Denmark.....................             --      254,215,101   --        254,215,101
  Finland.....................             --      395,565,801   --        395,565,801
  France......................             --      707,876,456   --        707,876,456
  Germany.....................             --    1,117,495,633   --      1,117,495,633
  Greece......................             --            2,074   --              2,074
  Hong Kong...................         78,021      536,607,893   --        536,685,914
  Ireland.....................             --       53,230,804   --         53,230,804
  Israel......................             --      110,349,956   --        110,349,956
  Italy.......................             --      797,798,475   --        797,798,475
  Japan.......................     14,540,988    4,466,269,166   --      4,480,810,154
  Netherlands.................             --      380,661,176   --        380,661,176
  New Zealand.................             --       62,708,840   --         62,708,840
  Norway......................             --      153,017,985   --        153,017,985
  Portugal....................             --       66,938,364   --         66,938,364
  Singapore...................             --      163,979,947   --        163,979,947
  Spain.......................             --      446,371,899   --        446,371,899
  Sweden......................             --      300,272,081   --        300,272,081
  Switzerland.................             --      643,435,052   --        643,435,052
  United Kingdom..............             --    2,462,296,438   --      2,462,296,438
Preferred Stocks
  Germany.....................             --       13,893,015   --         13,893,015
Rights/Warrants
  Hong Kong...................             --            1,530   --              1,530
  Spain.......................             --           69,340   --             69,340
Securities Lending Collateral.             --    1,193,530,223   --      1,193,530,223
Futures Contracts**...........     (4,550,160)              --   --         (4,550,160)
                               --------------  ---------------   --    ---------------
TOTAL......................... $1,255,615,605  $15,810,956,429   --    $17,066,572,034
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (91.3%)
AUSTRALIA -- (5.6%)
#   Australia & New Zealand Banking Group, Ltd.. 214,260 $  4,307,094            0.2%
    BHP Billiton, Ltd........................... 314,531    7,337,772            0.3%
    BlueScope Steel, Ltd........................ 393,906    4,840,893            0.2%
    Woodside Petroleum, Ltd..................... 195,034    4,726,354            0.2%
    Other Securities............................          139,615,336            5.1%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          160,827,449            6.0%
                                                         ------------            ----

AUSTRIA -- (0.8%)
    Other Securities............................           23,177,227            0.9%
                                                         ------------            ----

BELGIUM -- (1.6%)
    Ageas....................................... 107,511    5,751,022            0.2%
#   Umicore SA.................................. 107,492    5,978,548            0.2%
    Other Securities............................           34,628,250            1.3%
                                                         ------------            ----
TOTAL BELGIUM...................................           46,357,820            1.7%
                                                         ------------            ----

CANADA -- (7.5%)
    Teck Resources, Ltd. Class B................ 221,978    5,578,307            0.2%
    Other Securities............................          212,649,799            7.9%
                                                         ------------            ----
TOTAL CANADA....................................          218,228,106            8.1%
                                                         ------------            ----

DENMARK -- (1.7%)
    Other Securities............................           48,904,333            1.8%
                                                         ------------            ----

FINLAND -- (2.1%)
#   Neste Oyj...................................  50,237    4,230,283            0.2%
    Stora Enso Oyj Class R...................... 218,840    4,316,532            0.2%
    UPM-Kymmene Oyj............................. 258,374    9,219,197            0.4%
    Other Securities............................           42,371,181            1.4%
                                                         ------------            ----
TOTAL FINLAND...................................           60,137,193            2.2%
                                                         ------------            ----

FRANCE -- (6.1%)
    BNP Paribas SA..............................  73,561    5,678,854            0.2%
    Cie de Saint-Gobain.........................  98,275    5,141,848            0.2%
    Renault SA..................................  41,368    4,483,526            0.2%
#   Total SA.................................... 192,243   12,082,797            0.5%
*   Ubisoft Entertainment SA....................  48,372    4,621,848            0.2%
    Other Securities............................          146,050,235            5.3%
                                                         ------------            ----
TOTAL FRANCE....................................          178,059,108            6.6%
                                                         ------------            ----

GERMANY -- (6.0%)
    Allianz SE..................................  24,707    5,843,794            0.2%
    Daimler AG..................................  89,896    7,067,448            0.3%
    Deutsche Lufthansa AG....................... 152,127    4,421,603            0.2%
    E.ON SE..................................... 588,434    6,443,209            0.3%
#   K+S AG...................................... 156,431    4,594,324            0.2%
    RWE AG...................................... 247,438    5,914,195            0.2%
    Uniper SE................................... 144,960    4,482,042            0.2%
    Other Securities............................          136,063,408            4.9%
                                                         ------------            ----
TOTAL GERMANY...................................          174,830,023            6.5%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
HONG KONG -- (2.6%)
    Other Securities.....................           $ 75,508,045            2.8%
                                                    ------------           -----

IRELAND -- (0.5%)
    Other Securities.....................             15,304,490            0.6%
                                                    ------------           -----

ISRAEL -- (0.7%)
    Other Securities.....................             20,345,529            0.7%
                                                    ------------           -----

ITALY -- (3.3%)
    Assicurazioni Generali SpA...........   303,243    6,119,126            0.2%
#*  Banco BPM SpA........................ 1,218,177    4,418,743            0.2%
    Eni SpA..............................   211,731    4,139,003            0.2%
    Fiat Chrysler Automobiles NV.........   304,185    6,758,616            0.3%
#   Unione di Banche Italiane SpA........   841,967    4,336,735            0.2%
    Other Securities.....................             70,903,492            2.5%
                                                    ------------           -----
TOTAL ITALY..............................             96,675,715            3.6%
                                                    ------------           -----

JAPAN -- (23.7%)
    Honda Motor Co., Ltd.................   138,023    4,746,050            0.2%
    Mitsubishi Chemical Holdings Corp....   464,080    4,390,012            0.2%
    Mitsubishi UFJ Financial Group, Inc..   817,300    5,477,007            0.2%
    Toyota Motor Corp....................    73,263    4,804,027            0.2%
#   Toyota Motor Corp. Sponsored ADR.....    36,827    4,823,600            0.2%
    Other Securities.....................            663,268,374           24.5%
                                                    ------------           -----
TOTAL JAPAN..............................            687,509,070           25.5%
                                                    ------------           -----

NETHERLANDS -- (2.4%)
    Koninklijke Ahold Delhaize NV........   219,005    5,283,381            0.2%
    Other Securities.....................             63,576,873            2.3%
                                                    ------------           -----
TOTAL NETHERLANDS........................             68,860,254            2.5%
                                                    ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities.....................             13,634,778            0.5%
                                                    ------------           -----

NORWAY -- (1.0%)
    Other Securities.....................             27,419,536            1.0%
                                                    ------------           -----

PORTUGAL -- (0.4%)
    Other Securities.....................             10,528,248            0.4%
                                                    ------------           -----

SINGAPORE -- (1.0%)
    Other Securities.....................             30,092,910            1.1%
                                                    ------------           -----

SPAIN -- (2.0%)
#   Banco Santander SA...................   955,782    6,175,232            0.2%
    Repsol SA............................   237,537    4,532,880            0.2%
    Other Securities.....................             48,383,103            1.8%
                                                    ------------           -----
TOTAL SPAIN..............................             59,091,215            2.2%
                                                    ------------           -----

SWEDEN -- (2.4%)
#   Boliden AB...........................   124,690    4,320,462            0.2%
    Other Securities.....................             65,695,085            2.4%
                                                    ------------           -----
TOTAL SWEDEN.............................             70,015,547            2.6%
                                                    ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
SWITZERLAND -- (5.0%)
      Baloise Holding AG..............................     26,119 $    4,139,989            0.2%
      Clariant AG.....................................    182,599      4,215,352            0.2%
      Nestle SA.......................................    110,012      8,522,638            0.3%
      Novartis AG Sponsored ADR.......................     73,269      5,619,000            0.2%
      Other Securities................................               123,624,985            4.5%
                                                                  --------------          ------
TOTAL SWITZERLAND.....................................               146,121,964            5.4%
                                                                  --------------          ------

UNITED KINGDOM -- (14.4%)
      Anglo American P.L.C............................    450,994     10,611,551            0.4%
      Aviva P.L.C.....................................    570,076      4,141,981            0.2%
      BP P.L.C. Sponsored ADR.........................    244,019     10,880,814            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR..............    234,122     11,766,972            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    161,774     11,307,989            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    102,022      7,388,433            0.3%
      Vodafone Group P.L.C............................  1,755,059      5,121,631            0.2%
      Vodafone Group P.L.C. Sponsored ADR.............    142,624      4,194,577            0.2%
      WM Morrison Supermarkets P.L.C..................  1,351,214      4,506,519            0.2%
      Other Securities................................               349,161,101           12.8%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................               419,081,568           15.5%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             2,650,710,128           98.2%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...................................     25,998      5,361,693            0.2%
      Other Securities................................                 8,606,006            0.3%
                                                                  --------------          ------
TOTAL GERMANY.........................................                13,967,699            0.5%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                13,967,699            0.5%
                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities................................                     1,052            0.0%
                                                                  --------------          ------

HONG KONG -- (0.0%)
      Other Securities................................                       414            0.0%
                                                                  --------------          ------

SINGAPORE -- (0.0%)
      Other Securities................................                     6,440            0.0%
                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities................................                     1,625            0.0%
                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS.................................                     9,531            0.0%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             2,664,687,358
                                                                  --------------

                                                                     Value+
                                                           -         ------             -
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund.................. 20,491,503    237,086,694            8.8%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,333,369,304).............................              $2,901,774,052          107.5%
                                                                  ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                       Unrealized
                          Number of Expiration  Notional    Market    Appreciation
Description               Contracts    Date      Value      Value    (Depreciation)
-----------               --------- ---------- ---------- ---------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    60      06/15/18  $8,009,005 $7,941,000   $(68,005)
                                               ---------- ----------   ---------
Total futures contracts..                      $8,009,005 $7,941,000   $(68,005)
                                               ========== ==========   =========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                  Level 1       Level 2     Level 3      Total
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $  3,646,289  $  157,181,160   --    $  160,827,449
  Austria.....................           --      23,177,227   --        23,177,227
  Belgium.....................      643,314      45,714,506   --        46,357,820
  Canada......................  218,225,554           2,552   --       218,228,106
  Denmark.....................           --      48,904,333   --        48,904,333
  Finland.....................           --      60,137,193   --        60,137,193
  France......................      647,457     177,411,651   --       178,059,108
  Germany.....................    4,266,222     170,563,801   --       174,830,023
  Hong Kong...................      350,204      75,157,841   --        75,508,045
  Ireland.....................    2,436,445      12,868,045   --        15,304,490
  Israel......................    1,149,267      19,196,262   --        20,345,529
  Italy.......................      609,064      96,066,651   --        96,675,715
  Japan.......................   10,704,308     676,804,762   --       687,509,070
  Netherlands.................    8,588,622      60,271,632   --        68,860,254
  New Zealand.................        6,399      13,628,379   --        13,634,778
  Norway......................      299,057      27,120,479   --        27,419,536
  Portugal....................           --      10,528,248   --        10,528,248
  Singapore...................       25,979      30,066,931   --        30,092,910
  Spain.......................    2,375,809      56,715,406   --        59,091,215
  Sweden......................      205,269      69,810,278   --        70,015,547
  Switzerland.................    8,973,046     137,148,918   --       146,121,964
  United Kingdom..............   63,641,630     355,439,938   --       419,081,568
Preferred Stocks
  Germany.....................           --      13,967,699   --        13,967,699
Rights/Warrants
  France......................           --           1,052   --             1,052
  Hong Kong...................           --             414   --               414
  Singapore...................           --           6,440   --             6,440
  Spain.......................           --           1,625   --             1,625
Securities Lending Collateral.           --     237,086,694   --       237,086,694
Futures Contracts**...........      (68,005)             --   --           (68,005)
                               ------------  --------------   --    --------------
TOTAL......................... $326,725,930  $2,574,980,117   --    $2,901,706,047
                               ============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                                  Shares    Value++   of Net Assets**
                                                  ------    -------   ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.4%)
    BHP Billiton, Ltd............................  90,976 $ 2,122,402            1.2%
    CSL, Ltd.....................................   9,082   1,163,305            0.6%
    Other Securities.............................           7,052,849            3.9%
                                                          -----------           -----
TOTAL AUSTRALIA..................................          10,338,556            5.7%
                                                          -----------           -----

AUSTRIA -- (0.2%)
    Other Securities.............................             420,593            0.2%
                                                          -----------           -----

BELGIUM -- (1.2%)
    Other Securities.............................           2,264,815            1.2%
                                                          -----------           -----

CANADA -- (7.7%)
    Canadian National Railway Co.................  16,843   1,301,627            0.7%
    Royal Bank of Canada.........................  27,874   2,119,818            1.2%
    Other Securities.............................          11,169,996            6.1%
                                                          -----------           -----
TOTAL CANADA.....................................          14,591,441            8.0%
                                                          -----------           -----

DENMARK -- (1.6%)
    Novo Nordisk A.S. Class B....................  40,249   1,892,827            1.0%
#   Pandora A.S..................................   7,293     810,172            0.5%
    Other Securities.............................             253,463            0.1%
                                                          -----------           -----
TOTAL DENMARK....................................           2,956,462            1.6%
                                                          -----------           -----

FINLAND -- (0.9%)
    Other Securities.............................           1,667,987            0.9%
                                                          -----------           -----

FRANCE -- (9.8%)
    Air Liquide SA...............................   9,703   1,261,160            0.7%
    Airbus SE....................................  10,892   1,278,537            0.7%
    Cie Generale des Etablissements Michelin SCA.   8,785   1,235,372            0.7%
#   Danone SA....................................  11,530     933,997            0.5%
    LVMH Moet Hennessy Louis Vuitton SE..........   5,988   2,083,895            1.1%
    Orange SA....................................  54,631     993,171            0.6%
#   Vinci SA.....................................  11,541   1,153,911            0.6%
    Other Securities.............................           9,593,231            5.3%
                                                          -----------           -----
TOTAL FRANCE.....................................          18,533,274           10.2%
                                                          -----------           -----

GERMANY -- (7.3%)
    Adidas AG....................................   3,892     956,534            0.5%
    BASF SE......................................  21,794   2,267,522            1.2%
    Deutsche Post AG.............................  23,879   1,036,454            0.6%
    Deutsche Telekom AG.......................... 100,280   1,755,262            1.0%
    E.ON SE......................................  88,762     971,922            0.5%
    Fresenius SE & Co. KGaA......................  11,058     842,114            0.5%
    Other Securities.............................           6,115,959            3.4%
                                                          -----------           -----
TOTAL GERMANY....................................          13,945,767            7.7%
                                                          -----------           -----

HONG KONG -- (2.7%)
    Other Securities.............................           5,189,284            2.9%
                                                          -----------           -----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                             Percentage
                                       Shares    Value++   of Net Assets**
                                       ------    -------   ---------------
     IRELAND -- (0.5%)
         Other Securities.............         $   915,142            0.5%
                                               -----------           -----

     ISRAEL -- (0.3%)
         Other Securities.............             580,467            0.3%
                                               -----------           -----

     ITALY -- (2.3%)
         Enel SpA..................... 187,070   1,186,720            0.6%
         Fiat Chrysler Automobiles NV.  47,136   1,047,304            0.6%
         Other Securities.............           2,157,862            1.2%
                                               -----------           -----
     TOTAL ITALY......................           4,391,886            2.4%
                                               -----------           -----

     JAPAN -- (21.9%)
         Hitachi, Ltd................. 143,000   1,043,694            0.6%
         KDDI Corp....................  50,300   1,350,233            0.7%
         NTT DOCOMO, Inc..............  33,300     860,272            0.5%
         Panasonic Corp...............  59,900     886,948            0.5%
         Seven & I Holdings Co., Ltd..  20,000     881,216            0.5%
         SoftBank Group Corp..........  23,900   1,826,168            1.0%
         Sony Corp....................  32,900   1,536,631            0.8%
         Other Securities.............          33,294,130           18.3%
                                               -----------           -----
     TOTAL JAPAN......................          41,679,292           22.9%
                                               -----------           -----

     NETHERLANDS -- (3.0%)
     #   Unilever NV..................  40,262   2,299,766            1.3%
         Wolters Kluwer NV............  15,178     821,278            0.5%
         Other Securities.............           2,612,810            1.3%
                                               -----------           -----
     TOTAL NETHERLANDS................           5,733,854            3.1%
                                               -----------           -----

     NEW ZEALAND -- (0.2%)
         Other Securities.............             394,323            0.2%
                                               -----------           -----

     NORWAY -- (0.9%)
         Other Securities.............           1,692,479            0.9%
                                               -----------           -----

     PORTUGAL -- (0.1%)
         Other Securities.............             166,566            0.1%
                                               -----------           -----

     SINGAPORE -- (1.2%)
         Other Securities.............           2,189,656            1.2%
                                               -----------           -----

     SPAIN -- (2.8%)
         Amadeus IT Group SA..........  14,806   1,080,243            0.6%
         Telefonica SA................ 119,259   1,215,306            0.7%
         Other Securities.............           3,075,947            1.7%
                                               -----------           -----
     TOTAL SPAIN......................           5,371,496            3.0%
                                               -----------           -----

     SWEDEN -- (2.2%)
         Other Securities.............           4,176,998            2.3%
                                               -----------           -----

     SWITZERLAND -- (6.5%)
         ABB, Ltd.....................  57,558   1,341,997            0.7%
         Givaudan SA..................     431     959,427            0.5%
         Nestle SA....................  14,560   1,127,964            0.6%
         Roche Holding AG.............  14,655   3,256,156            1.8%
         Sika AG......................     116     841,722            0.5%
         Other Securities.............           4,790,864            2.7%
                                               -----------           -----
     TOTAL SWITZERLAND................          12,318,130            6.8%
                                               -----------           -----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                            Shares    Value++    of Net Assets**
                                            ------    -------    ---------------
UNITED KINGDOM -- (15.5%)
#     AstraZeneca P.L.C. Sponsored ADR.....  60,961 $  2,165,944            1.2%
      BAE Systems P.L.C.................... 163,796    1,374,284            0.8%
      BHP Billiton P.L.C...................  55,363    1,180,472            0.6%
      Diageo P.L.C. Sponsored ADR..........  13,935    1,978,213            1.1%
      Experian P.L.C.......................  38,077      872,427            0.5%
      Ferguson P.L.C.......................  11,727      897,667            0.5%
#     GlaxoSmithKline P.L.C. Sponsored ADR.  48,811    1,957,809            1.1%
      Reckitt Benckiser Group P.L.C........  11,886      932,433            0.5%
#     Rio Tinto P.L.C. Sponsored ADR.......  32,080    1,762,796            1.0%
      Rolls-Royce Holdings P.L.C...........  84,192      972,346            0.5%
      SSE P.L.C............................  50,414      956,786            0.5%
      Unilever P.L.C. Sponsored ADR........  24,670    1,380,780            0.8%
      Other Securities.....................           12,946,036            7.0%
                                                    ------------          ------
TOTAL UNITED KINGDOM.......................           29,377,993           16.1%
                                                    ------------          ------
TOTAL COMMON STOCKS........................          178,896,461           98.2%
                                                    ------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG........................   5,598    1,154,503            0.6%
      Other Securities.....................              434,789            0.3%
                                                    ------------          ------
TOTAL GERMANY..............................            1,589,292            0.9%
                                                    ------------          ------
TOTAL PREFERRED STOCKS.....................            1,589,292            0.9%
                                                    ------------          ------
TOTAL INVESTMENT SECURITIES................          180,485,753
                                                    ------------

                                                      Value+
                                                      ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund....... 809,879    9,370,296            5.1%
                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $185,756,401)....................           $189,856,049          104.2%
                                                    ============          ======

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 10,338,556   --    $ 10,338,556
    Austria.....................          --      420,593   --         420,593
    Belgium.....................          --    2,264,815   --       2,264,815
    Canada...................... $14,591,441           --   --      14,591,441
    Denmark.....................          --    2,956,462   --       2,956,462
    Finland.....................          --    1,667,987   --       1,667,987
    France......................          --   18,533,274   --      18,533,274
    Germany.....................          --   13,945,767   --      13,945,767
    Hong Kong...................          --    5,189,284   --       5,189,284
    Ireland.....................      56,152      858,990   --         915,142
    Israel......................     136,615      443,852   --         580,467
    Italy.......................     551,324    3,840,562   --       4,391,886
    Japan.......................          --   41,679,292   --      41,679,292
    Netherlands.................   2,299,766    3,434,088   --       5,733,854
    New Zealand.................          --      394,323   --         394,323
    Norway......................          --    1,692,479   --       1,692,479
    Portugal....................          --      166,566   --         166,566
    Singapore...................          --    2,189,656   --       2,189,656
    Spain.......................          --    5,371,496   --       5,371,496
    Sweden......................          --    4,176,998   --       4,176,998
    Switzerland.................     241,148   12,076,982   --      12,318,130
    United Kingdom..............   9,508,420   19,869,573   --      29,377,993
  Preferred Stocks
    Germany.....................          --    1,589,292   --       1,589,292
  Securities Lending Collateral.          --    9,370,296   --       9,370,296
                                 ----------- ------------   --    ------------
  TOTAL......................... $27,384,866 $162,471,183   --    $189,856,049
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                              Shares      Value+
                                                             --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................           $156,959,869
Investment in Dimensional Emerging Markets Value Fund.......             66,834,652
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 1,096,735   25,115,232
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $203,583,877)..........................           $248,909,753
                                                                       ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $248,909,753   --      --    $248,909,753
                                    ------------   --      --    ------------
   TOTAL........................... $248,909,753   --      --    $248,909,753
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                        Shares    Value++   of Net Assets**
                                                        ------    -------   ---------------
COMMON STOCKS -- (97.9%)
AUSTRALIA -- (4.3%)
    BlueScope Steel, Ltd...............................  94,666 $ 1,163,393            0.2%
    Incitec Pivot, Ltd................................. 293,099     834,077            0.2%
    Other Securities...................................          20,659,663            3.9%
                                                                -----------            ----
TOTAL AUSTRALIA........................................          22,657,133            4.3%
                                                                -----------            ----

AUSTRIA -- (0.7%)
*   Raiffeisen Bank International AG...................  27,085     914,283            0.2%
    Other Securities...................................           2,889,710            0.5%
                                                                -----------            ----
TOTAL AUSTRIA..........................................           3,803,993            0.7%
                                                                -----------            ----

BELGIUM -- (1.1%)
    Ageas..............................................  32,566   1,742,037            0.3%
    Other Securities...................................           3,826,512            0.8%
                                                                -----------            ----
TOTAL BELGIUM..........................................           5,568,549            1.1%
                                                                -----------            ----

BRAZIL -- (1.7%)
    Other Securities...................................           9,021,961            1.7%
                                                                -----------            ----

CANADA -- (5.5%)
    Crescent Point Energy Corp.........................  97,460     853,947            0.2%
    Other Securities...................................          28,094,697            5.3%
                                                                -----------            ----
TOTAL CANADA...........................................          28,948,644            5.5%
                                                                -----------            ----

CHILE -- (0.3%)
    Other Securities...................................           1,737,780            0.3%
                                                                -----------            ----

CHINA -- (8.5%)
    China Conch Venture Holdings, Ltd.................. 307,500     954,651            0.2%
    China National Building Material Co., Ltd. Class H. 962,200   1,124,132            0.2%
    Other Securities...................................          43,090,911            8.2%
                                                                -----------            ----
TOTAL CHINA............................................          45,169,694            8.6%
                                                                -----------            ----

COLOMBIA -- (0.1%)
    Other Securities...................................             646,205            0.1%
                                                                -----------            ----

DENMARK -- (1.1%)
    Jyske Bank A.S.....................................  14,411     862,925            0.2%
    Other Securities...................................           5,077,960            0.9%
                                                                -----------            ----
TOTAL DENMARK..........................................           5,940,885            1.1%
                                                                -----------            ----

FINLAND -- (1.5%)
    Neste Oyj..........................................  17,647   1,485,992            0.3%
    Stora Enso Oyj Class R.............................  81,990   1,617,220            0.3%
    Other Securities...................................           4,914,982            0.9%
                                                                -----------            ----
TOTAL FINLAND..........................................           8,018,194            1.5%
                                                                -----------            ----

FRANCE -- (3.7%)
    Arkema SA..........................................  10,891   1,426,662            0.3%
    Eiffage SA.........................................  14,431   1,717,744            0.3%
    Faurecia SA........................................  10,990     897,431            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                                 Shares    Value++   of Net Assets**
                                                 ------    -------   ---------------
FRANCE -- (Continued)
    Rexel SA....................................  76,137 $ 1,180,257            0.2%
    Other Securities............................          14,150,499            2.7%
                                                         -----------           -----
TOTAL FRANCE....................................          19,372,593            3.7%
                                                         -----------           -----

GERMANY -- (4.7%)
    Aurubis AG..................................   9,473     846,548            0.2%
    Freenet AG..................................  31,600   1,003,106            0.2%
    K+S AG......................................  44,982   1,321,106            0.3%
    Lanxess AG..................................  19,336   1,432,301            0.3%
    Rheinmetall AG..............................   8,598   1,123,598            0.2%
    RWE AG......................................  51,929   1,241,193            0.2%
    Uniper SE...................................  33,621   1,039,533            0.2%
    Other Securities............................          16,798,469            3.1%
                                                         -----------           -----
TOTAL GERMANY...................................          24,805,854            4.7%
                                                         -----------           -----

HONG KONG -- (2.0%)
    Other Securities............................          10,524,085            2.0%
                                                         -----------           -----

INDIA -- (3.6%)
    Other Securities............................          18,853,080            3.6%
                                                         -----------           -----

INDONESIA -- (0.6%)
    Other Securities............................           3,143,663            0.6%
                                                         -----------           -----

IRELAND -- (0.6%)
    Bank of Ireland Group P.L.C................. 327,707   2,939,987            0.6%
    Other Securities............................             204,318            0.0%
                                                         -----------           -----
TOTAL IRELAND...................................           3,144,305            0.6%
                                                         -----------           -----

ISRAEL -- (0.4%)
    Other Securities............................           2,381,603            0.5%
                                                         -----------           -----

ITALY -- (2.8%)
*   Banco BPM SpA............................... 326,062   1,182,740            0.2%
    Mediobanca Banca di Credito Finanziario SpA. 100,271   1,215,035            0.2%
    Unione di Banche Italiane SpA............... 221,622   1,141,512            0.2%
    Other Securities............................          11,243,851            2.2%
                                                         -----------           -----
TOTAL ITALY.....................................          14,783,138            2.8%
                                                         -----------           -----

JAPAN -- (18.0%)
    SBI Holdings, Inc...........................  33,900     854,798            0.2%
    Other Securities............................          94,538,402           17.9%
                                                         -----------           -----
TOTAL JAPAN.....................................          95,393,200           18.1%
                                                         -----------           -----

MALAYSIA -- (0.9%)
    Other Securities............................           4,900,980            0.9%
                                                         -----------           -----

MEXICO -- (0.7%)
    Other Securities............................           3,935,668            0.7%
                                                         -----------           -----

NETHERLANDS -- (1.4%)
    Aegon NV.................................... 286,779   2,101,742            0.4%
    Other Securities............................           5,105,364            1.0%
                                                         -----------           -----
TOTAL NETHERLANDS...............................           7,207,106            1.4%
                                                         -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                                  Shares    Value++   of Net Assets**
                                                  ------    -------   ---------------
NEW ZEALAND -- (0.4%)
    Other Securities.............................         $ 1,907,583            0.4%
                                                          -----------            ----

NORWAY -- (0.7%)
    Other Securities.............................           3,899,923            0.7%
                                                          -----------            ----

PHILIPPINES -- (0.3%)
    Other Securities.............................           1,426,122            0.3%
                                                          -----------            ----

POLAND -- (0.4%)
    Other Securities.............................           2,375,812            0.4%
                                                          -----------            ----

PORTUGAL -- (0.2%)
    Other Securities.............................           1,195,602            0.2%
                                                          -----------            ----

SINGAPORE -- (0.7%)
    Other Securities.............................           3,604,482            0.7%
                                                          -----------            ----

SOUTH AFRICA -- (1.8%)
    Other Securities.............................           9,368,373            1.8%
                                                          -----------            ----

SOUTH KOREA -- (5.9%)
#   Hyundai Engineering & Construction Co., Ltd..  18,025   1,067,499            0.2%
    Other Securities.............................          30,207,636            5.7%
                                                          -----------            ----
TOTAL SOUTH KOREA................................          31,275,135            5.9%
                                                          -----------            ----

SPAIN -- (1.7%)
    Banco de Sabadell SA......................... 912,089   1,784,856            0.4%
    Other Securities.............................           7,173,709            1.3%
                                                          -----------            ----
TOTAL SPAIN......................................           8,958,565            1.7%
                                                          -----------            ----

SWEDEN -- (1.5%)
    Other Securities.............................           7,892,080            1.5%
                                                          -----------            ----

SWITZERLAND -- (3.2%)
    Baloise Holding AG...........................   8,350   1,323,516            0.3%
    Swiss Life Holding AG........................   4,696   1,642,749            0.3%
    Other Securities.............................          14,093,984            2.6%
                                                          -----------            ----
TOTAL SWITZERLAND................................          17,060,249            3.2%
                                                          -----------            ----

TAIWAN -- (4.9%)
    Other Securities.............................          26,146,692            5.0%
                                                          -----------            ----

THAILAND -- (0.9%)
    Other Securities.............................           4,723,007            0.9%
                                                          -----------            ----

TURKEY -- (0.4%)
    Other Securities.............................           2,125,302            0.4%
                                                          -----------            ----

UNITED KINGDOM -- (10.7%)
    Barratt Developments P.L.C................... 181,829   1,394,275            0.3%
    BBA Aviation P.L.C........................... 185,969     815,079            0.2%
    Bellway P.L.C................................  25,648   1,168,684            0.2%
    Berkeley Group Holdings P.L.C................  18,024   1,009,055            0.2%
    GKN P.L.C.................................... 201,823   1,281,506            0.3%
    GVC Holdings P.L.C...........................  92,865   1,136,727            0.2%
    Investec P.L.C............................... 112,326     888,585            0.2%
    J Sainsbury P.L.C............................ 302,330   1,282,836            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                         Shares    Value++    of Net Assets**
                                         ------    -------    ---------------
  UNITED KINGDOM -- (Continued)
        Johnson Matthey P.L.C...........  24,288 $  1,097,689            0.2%
        Marks & Spencer Group P.L.C..... 291,779    1,153,706            0.2%
        Meggitt P.L.C................... 160,012    1,036,614            0.2%
        Pearson P.L.C................... 145,585    1,669,078            0.3%
        Phoenix Group Holdings..........  75,948      820,403            0.2%
        Royal Mail P.L.C................ 180,633    1,440,540            0.3%
        Taylor Wimpey P.L.C............. 389,086    1,024,672            0.2%
        Travis Perkins P.L.C............  50,961      887,421            0.2%
  *     Tullow Oil P.L.C................ 300,389      940,060            0.2%
        UBM P.L.C.......................  66,479      885,064            0.2%
        WM Morrison Supermarkets P.L.C.. 349,221    1,164,709            0.2%
        Other Securities................           35,770,073            6.5%
                                                 ------------          ------
  TOTAL UNITED KINGDOM..................           56,866,776           10.8%
                                                 ------------          ------
  TOTAL COMMON STOCKS...................          518,784,016           98.4%
                                                 ------------          ------

  PREFERRED STOCKS -- (0.6%)
  BRAZIL -- (0.5%)
        Other Securities................            2,548,215            0.5%
                                                 ------------          ------

  COLOMBIA -- (0.0%)
        Other Securities................              137,995            0.1%
                                                 ------------          ------

  GERMANY -- (0.1%)
        Other Securities................              661,944            0.1%
                                                 ------------          ------

  MALAYSIA -- (0.0%)
        Other Securities................                2,488            0.0%
                                                 ------------          ------
  TOTAL PREFERRED STOCKS................            3,350,642            0.7%
                                                 ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  INDONESIA -- (0.0%)
        Other Securities................               12,819            0.0%
                                                 ------------          ------

  MALAYSIA -- (0.0%)
        Other Securities................                   88            0.0%
                                                 ------------          ------

  SPAIN -- (0.0%)
        Other Securities................                   76            0.0%
                                                 ------------          ------

  THAILAND -- (0.0%)
        Other Securities................                1,673            0.0%
                                                 ------------          ------
  TOTAL RIGHTS/WARRANTS.................               14,656            0.0%
                                                 ------------          ------
  TOTAL INVESTMENT SECURITIES...........          522,149,314
                                                 ------------

                                                   Value+
                                                   ------
  SECURITIES LENDING COLLATERAL -- (1.5%)
  (S)@  DFA Short Term Investment Fund.. 701,642    8,117,997            1.5%
                                                 ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $458,412,058)...............           $530,267,311          100.6%
                                                 ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 22,657,133   --    $ 22,657,133
    Austria.....................          --    3,803,993   --       3,803,993
    Belgium.....................          --    5,568,549   --       5,568,549
    Brazil...................... $ 9,021,961           --   --       9,021,961
    Canada......................  28,948,644           --   --      28,948,644
    Chile.......................      13,680    1,724,100   --       1,737,780
    China.......................     917,161   44,252,533   --      45,169,694
    Colombia....................     646,205           --   --         646,205
    Denmark.....................          --    5,940,885   --       5,940,885
    Finland.....................          --    8,018,194   --       8,018,194
    France......................          --   19,372,593   --      19,372,593
    Germany.....................          --   24,805,854   --      24,805,854
    Hong Kong...................          --   10,524,085   --      10,524,085
    India.......................       9,391   18,843,689   --      18,853,080
    Indonesia...................          --    3,143,663   --       3,143,663
    Ireland.....................          --    3,144,305   --       3,144,305
    Israel......................          --    2,381,603   --       2,381,603
    Italy.......................          --   14,783,138   --      14,783,138
    Japan.......................     233,334   95,159,866   --      95,393,200
    Malaysia....................          --    4,900,980   --       4,900,980
    Mexico......................   3,935,668           --   --       3,935,668
    Netherlands.................          --    7,207,106   --       7,207,106
    New Zealand.................          --    1,907,583   --       1,907,583
    Norway......................          --    3,899,923   --       3,899,923
    Philippines.................          --    1,426,122   --       1,426,122
    Poland......................          --    2,375,812   --       2,375,812
    Portugal....................          --    1,195,602   --       1,195,602
    Singapore...................          --    3,604,482   --       3,604,482
    South Africa................     960,757    8,407,616   --       9,368,373
    South Korea.................          --   31,275,135   --      31,275,135
    Spain.......................          --    8,958,565   --       8,958,565
    Sweden......................          --    7,892,080   --       7,892,080
    Switzerland.................          --   17,060,249   --      17,060,249
    Taiwan......................          --   26,146,692   --      26,146,692
    Thailand....................   4,719,800        3,207   --       4,723,007
    Turkey......................          --    2,125,302   --       2,125,302
    United Kingdom..............          --   56,866,776   --      56,866,776
  Preferred Stocks
    Brazil......................   2,548,215           --   --       2,548,215
    Colombia....................     137,995           --   --         137,995
    Germany.....................          --      661,944   --         661,944
    Malaysia....................       2,488           --   --           2,488
  Rights/Warrants
    Indonesia...................          --       12,819   --          12,819
    Malaysia....................          --           88   --              88
    Spain.......................          --           76   --              76
    Thailand....................          --        1,673   --           1,673
  Securities Lending Collateral.          --    8,117,997   --       8,117,997
                                 ----------- ------------   --    ------------
  TOTAL......................... $52,095,299 $478,172,012   --    $530,267,311
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                  Percentage
                                                          Shares     Value++    of Net Assets**
                                                          ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (3.9%)
    BHP Billiton, Ltd...................................   487,213 $ 11,366,313            0.4%
    National Australia Bank, Ltd........................   212,836    4,626,849            0.2%
    Other Securities....................................            119,348,356            3.6%
                                                                   ------------            ----
TOTAL AUSTRALIA.........................................            135,341,518            4.2%
                                                                   ------------            ----

AUSTRIA -- (0.5%)
    Other Securities....................................             17,284,336            0.5%
                                                                   ------------            ----

BELGIUM -- (0.9%)
    Other Securities....................................             32,400,060            1.0%
                                                                   ------------            ----

BRAZIL -- (1.3%)
    Vale SA.............................................   470,432    6,535,717            0.2%
    Other Securities....................................             38,084,028            1.2%
                                                                   ------------            ----
TOTAL BRAZIL............................................             44,619,745            1.4%
                                                                   ------------            ----

CANADA -- (5.7%)
#   Bank of Montreal....................................    92,353    7,012,363            0.2%
    Bank of Nova Scotia (The)...........................    84,789    5,211,132            0.2%
    Canadian Imperial Bank of Commerce..................    51,431    4,477,069            0.2%
    Royal Bank of Canada................................    72,182    5,489,441            0.2%
    Other Securities....................................            174,124,013            5.2%
                                                                   ------------            ----
TOTAL CANADA............................................            196,314,018            6.0%
                                                                   ------------            ----

CHILE -- (0.3%)
    Other Securities....................................             10,924,805            0.3%
                                                                   ------------            ----

CHINA -- (7.3%)
    China Construction Bank Corp. Class H............... 9,249,000    9,689,794            0.3%
    China Mobile, Ltd...................................   525,000    5,001,407            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 6,595,000    5,789,625            0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H..   618,000    6,038,725            0.2%
    Tencent Holdings, Ltd...............................   209,100   10,279,959            0.3%
    Other Securities....................................            214,638,015            6.5%
                                                                   ------------            ----
TOTAL CHINA.............................................            251,437,525            7.7%
                                                                   ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................              3,668,321            0.1%
                                                                   ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................              1,247,672            0.0%
                                                                   ------------            ----

DENMARK -- (1.1%)
    Other Securities....................................             38,631,168            1.2%
                                                                   ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                137,699            0.0%
                                                                   ------------            ----

FINLAND -- (1.3%)
    UPM-Kymmene Oyj.....................................   158,274    5,647,469            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           Percentage
                                                   Shares     Value++    of Net Assets**
                                                   ------     -------    ---------------
FINLAND -- (Continued)
    Other Securities.............................           $ 38,201,753            1.2%
                                                            ------------            ----
TOTAL FINLAND....................................             43,849,222            1.4%
                                                            ------------            ----

FRANCE -- (5.3%)
    BNP Paribas SA...............................    87,601    6,762,732            0.2%
    Cie Generale des Etablissements Michelin SCA.    40,141    5,644,743            0.2%
    Engie SA.....................................   289,657    5,081,012            0.2%
    Orange SA....................................   374,142    6,801,759            0.2%
#   Peugeot SA...................................   201,421    4,959,705            0.2%
    Total SA.....................................   188,568   11,851,817            0.4%
    Other Securities.............................            141,829,867            4.2%
                                                            ------------            ----
TOTAL FRANCE.....................................            182,931,635            5.6%
                                                            ------------            ----

GERMANY -- (4.8%)
    Allianz SE...................................    27,023    6,391,583            0.2%
    BASF SE......................................    66,555    6,924,609            0.2%
    Bayerische Motoren Werke AG..................    59,850    6,654,236            0.2%
    Daimler AG...................................   174,048   13,683,314            0.4%
    Deutsche Telekom AG..........................   449,901    7,874,893            0.3%
    Other Securities.............................            122,935,973            3.8%
                                                            ------------            ----
TOTAL GERMANY....................................            164,464,608            5.1%
                                                            ------------            ----

GREECE -- (0.0%)
    Other Securities.............................                639,508            0.0%
                                                            ------------            ----

HONG KONG -- (2.0%)
    AIA Group, Ltd............................... 1,173,600   10,488,695            0.3%
    Other Securities.............................             58,370,910            1.8%
                                                            ------------            ----
TOTAL HONG KONG..................................             68,859,605            2.1%
                                                            ------------            ----

HUNGARY -- (0.1%)
    Other Securities.............................              2,945,208            0.1%
                                                            ------------            ----

INDIA -- (2.7%)
    Other Securities.............................             94,650,455            2.9%
                                                            ------------            ----

INDONESIA -- (0.6%)
    Other Securities.............................             19,023,178            0.6%
                                                            ------------            ----

IRELAND -- (0.4%)
    Other Securities.............................             13,990,839            0.4%
                                                            ------------            ----

ISRAEL -- (0.4%)
    Other Securities.............................             15,291,545            0.5%
                                                            ------------            ----

ITALY -- (2.3%)
    Eni SpA......................................   244,153    4,772,801            0.2%
    Fiat Chrysler Automobiles NV.................   275,811    6,128,181            0.2%
    Other Securities.............................             68,391,293            2.0%
                                                            ------------            ----
TOTAL ITALY......................................             79,292,275            2.4%
                                                            ------------            ----

JAPAN -- (16.8%)
    Hitachi, Ltd.................................   698,000    5,094,392            0.2%
    Honda Motor Co., Ltd.........................   259,300    8,916,273            0.3%
    Mitsubishi UFJ Financial Group, Inc..........   879,000    5,890,480            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               Percentage
                                       Shares     Value++    of Net Assets**
                                       ------     -------    ---------------
   JAPAN -- (Continued)
       Nissan Motor Co., Ltd.........   450,000 $  4,734,210            0.2%
       Toyota Motor Corp.............   222,288   14,575,945            0.5%
       Other Securities..............            542,877,164           16.5%
                                                ------------           -----
   TOTAL JAPAN.......................            582,088,464           17.9%
                                                ------------           -----

   MALAYSIA -- (0.6%)
       Other Securities..............             21,325,233            0.7%
                                                ------------           -----

   MEXICO -- (0.7%)
       Other Securities..............             23,875,201            0.7%
                                                ------------           -----

   NETHERLANDS -- (1.9%)
       Other Securities..............             65,049,806            2.0%
                                                ------------           -----

   NEW ZEALAND -- (0.3%)
       Other Securities..............             10,593,152            0.3%
                                                ------------           -----

   NORWAY -- (0.6%)
       Other Securities..............             22,102,686            0.7%
                                                ------------           -----

   PERU -- (0.0%)
       Other Securities..............                512,301            0.0%
                                                ------------           -----

   PHILIPPINES -- (0.2%)
       Other Securities..............              8,371,006            0.3%
                                                ------------           -----

   POLAND -- (0.3%)
       Other Securities..............             10,552,125            0.3%
                                                ------------           -----

   PORTUGAL -- (0.2%)
       Other Securities..............              5,988,189            0.2%
                                                ------------           -----

   RUSSIA -- (0.2%)
       Other Securities..............              7,434,007            0.2%
                                                ------------           -----

   SINGAPORE -- (0.8%)
       Other Securities..............             28,150,084            0.9%
                                                ------------           -----

   SOUTH AFRICA -- (1.9%)
       Other Securities..............             66,534,396            2.1%
                                                ------------           -----

   SOUTH KOREA -- (4.0%)
       Samsung Electronics Co., Ltd..     8,883   22,012,074            0.7%
       Other Securities..............            116,930,634            3.6%
                                                ------------           -----
   TOTAL SOUTH KOREA.................            138,942,708            4.3%
                                                ------------           -----

   SPAIN -- (1.7%)
   #   Banco Santander SA............ 1,234,394    7,975,322            0.3%
       Iberdrola SA..................   669,625    5,173,486            0.2%
       Other Securities..............             46,595,153            1.3%
                                                ------------           -----
   TOTAL SPAIN.......................             59,743,961            1.8%
                                                ------------           -----

   SWEDEN -- (1.8%)
       Other Securities..............             63,089,538            1.9%
                                                ------------           -----

   SWITZERLAND -- (3.8%)
       Nestle SA.....................   200,030   15,496,339            0.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       Percentage
                                                             Shares      Value++     of Net Assets**
                                                             ------      -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG............................................   111,773 $    8,603,648            0.3%
    Roche Holding AG.......................................    25,011      5,557,128            0.2%
#   Zurich Insurance Group AG..............................    14,341      4,581,023            0.2%
    Other Securities.......................................               95,470,600            2.8%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................              129,708,738            4.0%
                                                                      --------------           -----

TAIWAN -- (3.6%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   134,422      5,168,526            0.2%
    Other Securities.......................................              117,866,394            3.6%
                                                                      --------------           -----
TOTAL TAIWAN...............................................              123,034,920            3.8%
                                                                      --------------           -----

THAILAND -- (0.7%)
    Other Securities.......................................               24,143,237            0.8%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                9,503,595            0.3%
                                                                      --------------           -----

UNITED KINGDOM -- (10.9%)
    Anglo American P.L.C...................................   344,308      8,101,309            0.3%
    BP P.L.C. Sponsored ADR................................   472,008     21,046,837            0.7%
    British American Tobacco P.L.C.........................    89,071      4,885,320            0.2%
#   HSBC Holdings P.L.C. Sponsored ADR.....................   275,801     13,861,758            0.4%
#   Rio Tinto P.L.C. Sponsored ADR.........................   156,348      8,591,323            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   161,107     11,261,379            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........   106,451      7,709,181            0.3%
    Tesco P.L.C............................................ 1,976,348      6,401,263            0.2%
    Vodafone Group P.L.C................................... 4,040,579     11,791,259            0.4%
    Other Securities.......................................              285,024,006            8.4%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              378,673,635           11.6%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            3,197,361,927           98.3%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities.......................................               15,748,206            0.5%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  235,500            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  677,744            0.0%
                                                                      --------------           -----

GERMANY -- (0.4%)
    Volkswagen AG..........................................    33,924      6,996,310            0.2%
    Other Securities.......................................                7,492,826            0.2%
                                                                      --------------           -----
TOTAL GERMANY..............................................               14,489,136            0.4%
                                                                      --------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    7,736            0.0%
                                                                      --------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                   43,309            0.0%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               31,201,631            0.9%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
       Other Securities................            $       31,339            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                     9,477            0.0%
                                                   --------------          ------

SINGAPORE -- (0.0%)
       Other Securities................                     2,418            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                       858            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                       539            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                    44,631            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,228,608,189
                                                   --------------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@   DFA Short Term Investment Fund.. 20,305,579    234,935,550            7.2%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,958,380,448)..............              $3,463,543,739          106.4%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                          ----------------------------------------------
                            Level 1      Level 2    Level 3    Total
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  1,030,325 $134,311,193   --    $135,341,518
          Austria........           --   17,284,336   --      17,284,336
          Belgium........      128,561   32,271,499   --      32,400,060
          Brazil.........   44,619,745           --   --      44,619,745
          Canada.........  196,314,018           --   --     196,314,018
          Chile..........    1,941,398    8,983,407   --      10,924,805
          China..........   26,744,437  224,693,088   --     251,437,525
          Colombia.......    3,668,321           --   --       3,668,321
          Czech Republic.           --    1,247,672   --       1,247,672
          Denmark........      250,847   38,380,321   --      38,631,168
          Egypt..........           --      137,699   --         137,699
          Finland........      123,956   43,725,266   --      43,849,222
          France.........    1,894,984  181,036,651   --     182,931,635
          Germany........    1,802,715  162,661,893   --     164,464,608
          Greece.........           --      639,508   --         639,508
          Hong Kong......      115,218   68,744,387   --      68,859,605
          Hungary........           --    2,945,208   --       2,945,208
          India..........      964,685   93,685,770   --      94,650,455
          Indonesia......      164,956   18,858,222   --      19,023,178
          Ireland........    1,978,816   12,012,023   --      13,990,839
          Israel.........    1,207,307   14,084,238   --      15,291,545
          Italy..........      116,599   79,175,676   --      79,292,275
          Japan..........    3,424,843  578,663,621   --     582,088,464
          Malaysia.......           --   21,325,233   --      21,325,233

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
  Mexico...................... $ 23,874,883 $          318   --    $   23,875,201
  Netherlands.................    8,464,271     56,585,535   --        65,049,806
  New Zealand.................           --     10,593,152   --        10,593,152
  Norway......................      189,542     21,913,144   --        22,102,686
  Peru........................      512,196            105   --           512,301
  Philippines.................       56,684      8,314,322   --         8,371,006
  Poland......................           --     10,552,125   --        10,552,125
  Portugal....................           --      5,988,189   --         5,988,189
  Russia......................    1,964,958      5,469,049   --         7,434,007
  Singapore...................        5,549     28,144,535   --        28,150,084
  South Africa................    4,274,765     62,259,631   --        66,534,396
  South Korea.................    1,314,677    137,628,031   --       138,942,708
  Spain.......................      489,394     59,254,567   --        59,743,961
  Sweden......................       61,064     63,028,474   --        63,089,538
  Switzerland.................    3,314,404    126,394,334   --       129,708,738
  Taiwan......................    7,262,952    115,771,968   --       123,034,920
  Thailand....................   24,140,754          2,483   --        24,143,237
  Turkey......................       20,760      9,482,835   --         9,503,595
  United Kingdom..............   91,557,996    287,115,639   --       378,673,635
Preferred Stocks
  Brazil......................   15,748,206             --   --        15,748,206
  Chile.......................           --        235,500   --           235,500
  Colombia....................      677,744             --   --           677,744
  Germany.....................           --     14,489,136   --        14,489,136
  Malaysia....................        7,736             --   --             7,736
  South Korea.................       43,309             --   --            43,309
Rights/Warrants
  Indonesia...................           --         31,339   --            31,339
  Malaysia....................           --          9,477   --             9,477
  Singapore...................           --          2,418   --             2,418
  Spain.......................           --            858   --               858
  Taiwan......................           --            539   --               539
Securities Lending Collateral.           --    234,935,550   --       234,935,550
                               ------------ --------------   --    --------------
TOTAL......................... $470,473,575 $2,993,070,164   --    $3,463,543,739
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                        Shares      Value+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 15,561,034 $352,301,817
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 17,580,020  256,844,085
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  3,765,368   87,733,079
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $588,257,876).............................................            $696,878,981
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $267,641)....................................................    267,641      267,641
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $588,525,517).............................................            $697,146,622
                                                                                 ============

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $696,878,981   --      --    $696,878,981
   Temporary Cash Investments......      267,641   --      --         267,641
                                    ------------   --      --    ------------
   TOTAL........................... $697,146,622   --      --    $697,146,622
                                    ============   ==      ==    ============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,965,673 $169,828,142
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 9,657,130  141,090,674
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,341,936   77,867,107
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $302,834,979).................................           $388,785,923
                                                                    ------------

At April 30, 2018, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                           Unrealized
                                                                                            Foreign
                                                                                            Exchange
                                                                       Settlement         Appreciation
Currency Purchased   Currency Sold          Counterparty                  Date           (Depreciation)
------------------ ----------------- ---------------------------- ----------             --------------
USD       233,488  SEK     1,954,643 Citibank, N.A.                       05/08/18         $   10,188
USD       398,244  CAD       501,217 Citibank, N.A.                       05/08/18              7,819
USD     1,301,912  GBP       913,476 Citibank, N.A.                       05/08/18             44,002
USD     1,970,466  JPY   211,355,752 Bank of America Corp.                05/08/18             36,363
USD     3,187,926  SEK    26,430,989 JP Morgan                            05/08/18            168,426
USD    18,533,923  GBP    13,123,487 Citibank, N.A.                       05/08/18            462,102
USD    29,525,807  JPY 3,132,921,419 UBS AG                               05/08/18            856,641
USD        80,340  NOK       624,669 Citibank, N.A.                       05/09/18              2,458
USD        86,787  NOK       692,455 Citibank, N.A.                       05/09/18                453
USD       420,414  CHF       415,758 Citibank, N.A.                       05/09/18                677
USD     1,046,008  NOK     8,181,694 State Street Bank and Trust          05/09/18             25,938
USD     6,661,380  CHF     6,369,092 Bank of America Corp.                05/09/18            231,331
USD        61,858  ILS       217,297 Citibank, N.A.                       05/10/18              1,451
USD       728,076  ILS     2,563,589 Citibank, N.A.                       05/10/18             15,417
USD     2,046,637  EUR     1,651,551 Bank of America Corp.                05/15/18             50,534
USD    34,667,677  EUR    27,982,255 State Street Bank and Trust          05/15/18            847,679
USD    13,422,250  HKD   105,226,612 Citibank, N.A.                       05/16/18             10,184
USD     1,353,962  SGD     1,791,000 Citibank, N.A.                       05/25/18              2,708
USD     2,213,095  DKK    13,506,000 Bank of America Corp.                05/25/18             20,379
                                                                                           ----------
                                                                    Total Appreciation     $2,794,750
                                                                                           ----------
USD   $ 1,143,723  GBP       831,580 Citibank, N.A.                       05/08/18         $   (1,612)
USD     6,483,307  CAD     8,365,463 State Street Bank and Trust          05/08/18            (33,018)
                                                                                           ----------
                                                                    Total (Depreciation)   $  (34,630)
                                                                                           ----------
                                                                    Total Appreciation
                                                                     (Depreciation)        $2,760,120
                                                                                           ==========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

At April 30, 2018, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    184     06/15/18  $25,147,330 $24,352,400   $(794,930)
                                               ----------- -----------   ----------
Total futures contracts..                      $25,147,330 $24,352,400   $(794,930)
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                 ---------------------------------------------
                                    Level 1     Level 2   Level 3     Total
                                 ------------  ---------- ------- ------------
Affiliated Investment Companies. $388,785,923          --   --    $388,785,923
Forward Currency Contracts**....           --  $2,760,120   --       2,760,120
Futures Contracts**.............     (794,930)         --   --        (794,930)
                                 ------------  ----------   --    ------------
TOTAL........................... $387,990,993  $2,760,120   --    $390,751,113
                                 ============  ==========   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)


                                                                Value+
                                                            --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company.................... $6,290,336,232
                                                            --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $6,290,336,232
                                                            ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $7,825,210,634
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.. $7,825,210,634
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                Value+
                                                            ---------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in Dimensional Emerging Markets Value Fund. $19,926,153,185
                                                            ---------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $19,926,153,185
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (92.8%)
BRAZIL -- (5.6%)
    Ambev SA ADR........................................  14,628,396 $   96,839,982            0.3%
    Vale SA.............................................  17,379,974    241,460,192            0.8%
    Other Securities....................................              1,396,621,236            4.7%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,734,921,410            5.8%
                                                                     --------------           -----

CHILE -- (1.3%)
    Other Securities....................................                412,363,932            1.4%
                                                                     --------------           -----

CHINA -- (16.3%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........   1,332,164    237,844,561            0.8%
*   Baidu, Inc. Sponsored ADR...........................     248,303     62,299,223            0.2%
    China Construction Bank Corp. Class H............... 230,905,302    241,909,906            0.8%
    China Mobile, Ltd...................................  10,380,500     98,889,723            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,997,961     94,823,229            0.3%
    China Overseas Land & Investment, Ltd...............  18,064,033     60,525,918            0.2%
    China Petroleum & Chemical Corp. Class H............  65,522,400     63,809,567            0.2%
    Geely Automobile Holdings, Ltd......................  22,910,000     60,253,976            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 185,963,725    163,254,028            0.6%
    NetEase, Inc. ADR...................................     260,601     66,992,699            0.2%
#   Ping An Insurance Group Co. of China, Ltd. Class H..  17,734,000    173,286,004            0.6%
    Tencent Holdings, Ltd...............................  10,436,500    513,088,426            1.7%
    Other Securities....................................              3,206,963,120           10.9%
                                                                     --------------           -----
TOTAL CHINA.............................................              5,043,940,380           17.0%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                113,440,751            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 43,658,908            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 16,915,595            0.1%
                                                                     --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                 72,806,953            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     63,667            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                116,149,022            0.4%
                                                                     --------------           -----

INDIA -- (12.2%)
    HDFC Bank, Ltd......................................   2,994,559     86,934,726            0.3%
    Housing Development Finance Corp., Ltd..............   3,454,134     97,126,681            0.3%
    Infosys, Ltd........................................   6,276,859    112,537,944            0.4%
#   Infosys, Ltd. Sponsored ADR.........................   3,708,004     65,520,431            0.2%
    Reliance Industries, Ltd............................   7,506,986    107,907,753            0.4%
    Tata Consultancy Services, Ltd......................   1,982,224    104,543,093            0.4%
    Other Securities....................................              3,191,696,637           10.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              3,766,267,265           12.7%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
INDONESIA -- (2.4%)
    Bank Rakyat Indonesia Persero Tbk PT................... 287,069,600 $   66,189,188            0.2%
    Other Securities.......................................                680,239,249            2.3%
                                                                        --------------           -----
TOTAL INDONESIA............................................                746,428,437            2.5%
                                                                        --------------           -----

MALAYSIA -- (3.0%)
    Public Bank Bhd........................................  11,077,811     67,031,488            0.2%
    Other Securities.......................................                864,247,503            2.9%
                                                                        --------------           -----
TOTAL MALAYSIA.............................................                931,278,991            3.1%
                                                                        --------------           -----

MEXICO -- (3.0%)
#   America Movil S.A.B. de C.V. Series L ADR..............   3,833,735     70,885,760            0.3%
    Grupo Mexico S.A.B. de C.V. Series B...................  23,616,486     78,191,044            0.3%
    Other Securities.......................................                784,539,529            2.5%
                                                                        --------------           -----
TOTAL MEXICO...............................................                933,616,333            3.1%
                                                                        --------------           -----

PERU -- (0.1%)
    Other Securities.......................................                 39,875,755            0.1%
                                                                        --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities.......................................                328,294,418            1.1%
                                                                        --------------           -----

POLAND -- (1.4%)
    Other Securities.......................................                429,669,059            1.5%
                                                                        --------------           -----

RUSSIA -- (1.2%)
    Sberbank of Russia PJSC Sponsored ADR..................   4,081,901     60,356,021            0.2%
    Other Securities.......................................                304,457,689            1.0%
                                                                        --------------           -----
TOTAL RUSSIA...............................................                364,813,710            1.2%
                                                                        --------------           -----

SOUTH AFRICA -- (7.4%)
    Barclays Africa Group, Ltd.............................   5,592,618     81,916,609            0.3%
    Bidvest Group, Ltd. (The)..............................   3,138,801     61,486,417            0.2%
    FirstRand, Ltd.........................................  23,983,632    128,444,985            0.4%
    MTN Group, Ltd.........................................  12,034,830    120,789,886            0.4%
    Naspers, Ltd. Class N..................................     577,437    140,674,933            0.5%
    Sasol, Ltd.............................................   2,004,055     71,639,674            0.3%
    Shoprite Holdings, Ltd.................................   3,413,393     67,912,216            0.2%
#   Standard Bank Group, Ltd...............................   8,348,277    143,177,844            0.5%
    Other Securities.......................................              1,451,773,804            4.8%
                                                                        --------------           -----
TOTAL SOUTH AFRICA.........................................              2,267,816,368            7.6%
                                                                        --------------           -----

SOUTH KOREA -- (17.3%)
    LG Chem, Ltd...........................................     230,246     77,069,944            0.3%
#   LG Electronics, Inc....................................     892,670     84,641,890            0.3%
#   Lotte Chemical Corp....................................     154,753     59,591,788            0.2%
    Samsung Electronics Co., Ltd...........................     482,484  1,195,595,273            4.0%
    SK Holdings Co., Ltd...................................     261,617     71,612,157            0.3%
#   SK Hynix, Inc..........................................   3,141,984    247,098,130            0.9%
    Other Securities.......................................              3,589,018,432           11.9%
                                                                        --------------           -----
TOTAL SOUTH KOREA..........................................              5,324,627,614           17.9%
                                                                        --------------           -----

TAIWAN -- (14.7%)
    ASE Industrial Holdings Co., Ltd.......................  22,471,387     60,989,045            0.2%
    Hon Hai Precision Industry Co., Ltd....................  55,950,504    155,619,704            0.5%
    Taiwan Semiconductor Manufacturing Co., Ltd............  41,147,652    313,435,568            1.1%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  10,645,186    409,307,402            1.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                         Shares        Value++     of Net Assets**
                                         ------        -------     ---------------
TAIWAN -- (Continued)
      Uni-President Enterprises Corp..  26,707,734 $    64,276,545            0.2%
#     United Microelectronics Corp.... 124,264,441      67,012,321            0.2%
      Other Securities................               3,458,472,518           11.6%
                                                   ---------------          ------
TOTAL TAIWAN..........................               4,529,113,103           15.2%
                                                   ---------------          ------
THAILAND -- (3.3%)
      PTT PCL.........................  72,022,800     128,938,156            0.5%
      Other Securities................                 876,184,309            2.9%
                                                   ---------------          ------
TOTAL THAILAND........................               1,005,122,465            3.4%
                                                   ---------------          ------

TURKEY -- (1.3%)
      Other Securities................                 403,271,923            1.4%
                                                   ---------------          ------
TOTAL COMMON STOCKS...................              28,624,456,059           96.3%
                                                   ---------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA...............   6,392,532      63,082,277            0.2%
      Banco Bradesco SA ADR...........  10,092,312      98,904,657            0.3%
      Itau Unibanco Holding SA........  11,379,145     165,691,421            0.6%
      Itau Unibanco Holding SA ADR....   6,510,406      94,596,199            0.3%
      Other Securities................                 289,923,116            1.0%
                                                   ---------------          ------
TOTAL BRAZIL..........................                 712,197,670            2.4%
                                                   ---------------          ------

CHILE -- (0.0%)
      Other Securities................                   6,877,903            0.0%
                                                   ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities................                  21,322,666            0.1%
                                                   ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities................                     337,188            0.0%
                                                   ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities................                     802,506            0.0%
                                                   ---------------          ------
TOTAL PREFERRED STOCKS................                 741,537,933            2.5%
                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities................                     785,720            0.0%
                                                   ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities................                     247,097            0.0%
                                                   ---------------          ------

TAIWAN -- (0.0%)
      Other Securities................                      10,287            0.0%
                                                   ---------------          ------

THAILAND -- (0.0%)
      Other Securities................                     113,815            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS.................                   1,156,919            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........              29,367,150,911
                                                   ---------------

                                                       Value+
                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund.. 128,046,537   1,481,498,432            5.0%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $24,421,259,111)............               $30,848,649,343          103.8%
                                                   ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                 Unrealized
                                Number of Expiration   Notional      Market     Appreciation
Description                     Contracts    Date       Value        Value     (Depreciation)
-----------                     --------- ---------- ------------ ------------ --------------
Long Position contracts:
MSCI Emerging Markets Index(R).     650    06/15/18  $ 39,377,522 $ 37,446,500  $(1,931,022)
S&P 500(R) Emini Index.........   1,590    06/15/18   218,065,219  210,436,500   (7,628,719)
                                                     ------------ ------------  -----------
Total futures contracts........                      $257,442,741 $247,883,000  $(9,559,741)
                                                     ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,734,921,410               --   --    $ 1,734,921,410
  Chile.......................    127,748,697  $   284,615,235   --        412,363,932
  China.......................    834,923,624    4,209,016,756   --      5,043,940,380
  Colombia....................    113,440,751               --   --        113,440,751
  Czech Republic..............             --       43,658,908   --         43,658,908
  Egypt.......................      1,201,603       15,713,992   --         16,915,595
  Greece......................             --       72,806,953   --         72,806,953
  Hong Kong...................         63,667               --   --             63,667
  Hungary.....................        313,544      115,835,478   --        116,149,022
  India.......................    118,552,523    3,647,714,742   --      3,766,267,265
  Indonesia...................     25,573,480      720,854,957   --        746,428,437
  Malaysia....................             --      931,278,991   --        931,278,991
  Mexico......................    933,581,144           35,189   --        933,616,333
  Peru........................     39,874,052            1,703   --         39,875,755
  Philippines.................      6,148,881      322,145,537   --        328,294,418
  Poland......................             --      429,669,059   --        429,669,059
  Russia......................     67,008,973      297,804,737   --        364,813,710
  South Africa................    127,894,141    2,139,922,227   --      2,267,816,368
  South Korea.................    112,709,338    5,211,918,276   --      5,324,627,614
  Taiwan......................    499,048,365    4,030,064,738   --      4,529,113,103
  Thailand....................  1,004,807,641          314,824   --      1,005,122,465
  Turkey......................      2,521,709      400,750,214   --        403,271,923
Preferred Stocks
  Brazil......................    712,197,670               --   --        712,197,670
  Chile.......................             --        6,877,903   --          6,877,903
  Colombia....................     21,322,666               --   --         21,322,666
  Malaysia....................        337,188               --   --            337,188
  South Korea.................        802,506               --   --            802,506
Rights/Warrants
  Indonesia...................             --          785,720   --            785,720
  Malaysia....................             --          247,097   --            247,097
  Taiwan......................             --           10,287   --             10,287
  Thailand....................             --          113,815   --            113,815
Securities Lending Collateral.             --    1,481,498,432   --      1,481,498,432
Futures Contracts**...........     (9,559,741)              --   --         (9,559,741)
                               --------------  ---------------   --    ---------------
TOTAL......................... $6,475,433,832  $24,363,655,770   --    $30,839,089,602
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                          Enhanced U.S.
                                              Large      U.S. Large Cap
                                             Company         Equity      U.S. Large Cap   U.S. Targeted
                                            Portfolio      Portfolio*    Value Portfolio Value Portfolio*
                                         --------------  --------------  --------------- ----------------
ASSETS:
Investments in Affiliated Investment
 Company at Value.......................             --              --  $   24,839,634               --
Investments at Value (including
 $13,344, $46,513, $0 and $2,271,688 of
 securities on loan, respectively)...... $      333,535  $    1,374,454              --   $   10,778,729
Temporary Cash Investments at Value &
 Cost...................................             --           2,653              --          109,733
Collateral from Securities on Loan
 Invested in Affiliate at Value
 (including cost of $13,667, $39,284,
 $0 and $1,553,156).....................         13,668          39,285              --        1,553,186
Segregated Cash for Futures Contracts...             --              --              --            3,625
Foreign Currencies at Value.............             --              --              --              114
Cash....................................          2,049              --              --               --
Receivables:
 Investment Securities/Affiliated
   Investment Company Sold..............            802              --              --            8,732
 Dividends, Interest and Tax Reclaims...          2,275           1,157              --            3,092
 Securities Lending Income..............              2              20              --              745
 Fund Shares Sold.......................            614           1,676          18,353            6,848
Unrealized Gain on Forward Currency
 Contracts..............................            899              --              --               --
Prepaid Expenses and Other Assets.......             20              26             143               94
                                         --------------  --------------  --------------   --------------
    Total Assets........................        353,864       1,419,271      24,858,130       12,464,898
                                         --------------  --------------  --------------   --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.......         13,667          39,288              --        1,553,309
 Investment Securities/Affiliated
   Investment Company Purchased.........             --             858              --           28,836
 Fund Shares Redeemed...................            126             320          11,562           10,590
 Due to Advisor.........................             33             170           3,080            3,145
 Futures Margin Variation...............          3,113              --              --              763
Unrealized Loss on Forward Currency
 Contracts..............................              3              --              --               --
Accrued Expenses and Other Liabilities..             34              62             730              604
                                         --------------  --------------  --------------   --------------
    Total Liabilities...................         16,976          40,698          15,372        1,597,247
                                         --------------  --------------  --------------   --------------
NET ASSETS.............................. $      336,888  $    1,378,573  $   24,842,758   $   10,867,651
                                         ==============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets
 of $0; $0; $0 and $54,383 and shares
 outstanding of 0; 0; 0 and 2,216,810,
 respectively...........................            N/A             N/A             N/A   $        24.53
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............            N/A             N/A             N/A      200,000,000
                                         ==============  ==============  ==============   ==============
Class R2 Shares -- based on net assets
 of $0; $0; $0 and $162,517 and shares
 outstanding of 0; 0; 0 and
 6,659,347, respectively................            N/A             N/A             N/A   $        24.40
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............            N/A             N/A             N/A      200,000,000
                                         ==============  ==============  ==============   ==============
Institutional Class Shares -- based on
 net assets of $336,888; $1,378,573;
 $24,842,758 and $10,650,751 and shares
 outstanding of 26,415,122; 83,502,723;
 652,299,557 and 433,977,742,
 respectively........................... $        12.75  $        16.51  $        38.08   $        24.54
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............  1,000,000,000   1,000,000,000   4,000,000,000    1,500,000,000
                                         ==============  ==============  ==============   ==============
Investments at Cost..................... $      337,987  $    1,083,086             N/A   $    8,696,593
                                         ==============  ==============  ==============   ==============
Foreign Currencies at Cost.............. $           --  $           --  $           --   $          117
                                         ==============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................... $      330,109  $    1,092,971  $   16,933,003   $    8,455,102
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).....................            911           1,949          53,279            6,449
Accumulated Net Realized Gain (Loss)....         16,832          (7,716)        490,761          326,736
Net Unrealized Foreign Exchange Gain
 (Loss).................................            891              --              --               --
Net Unrealized Appreciation
 (Depreciation).........................        (11,855)        291,369       7,365,715        2,079,364
                                         --------------  --------------  --------------   --------------
NET ASSETS.............................. $      336,888  $    1,378,573  $   24,842,758   $   10,867,651
                                         ==============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,971,663,
 $2,647,129, $2,943,460 and $802,757 of securities
 on loan, respectively)..............................  $   15,061,472  $   22,046,506 $   23,847,757 $    4,712,091
Temporary Cash Investments at Value & Cost...........         134,661         237,183        235,937         42,523
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $2,037,398,
 $1,583,470, $1,845,897 and $508,786)................       2,037,438       1,583,500      1,845,924        508,794
Segregated Cash for Futures Contracts................           5,133           8,323          9,019             --
Foreign Currencies at Value..........................              90              25             44             18
Cash.................................................              --              --             --          2,310
Receivables:
  Investment Securities Sold.........................          24,124             487          6,276            251
  Dividends and Interest.............................           3,527          15,735         16,880          2,787
  Securities Lending Income..........................             873             828            929            254
  Fund Shares Sold...................................          14,118          23,794         13,059          2,931
Prepaid Expenses and Other Assets....................             139             191            242             53
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      17,281,575      23,916,572     25,976,067      5,272,012
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       2,037,485       1,583,611      1,845,999        508,823
  Investment Securities Purchased....................          21,060          30,559         24,691          7,695
  Fund Shares Redeemed...............................           7,935           7,779          9,394          2,710
  Due to Advisor.....................................           6,269           3,119          3,977          1,180
  Futures Margin Variation...........................           1,080           1,751          1,897          1,060
Accrued Expenses and Other Liabilities...............             967             945          1,172            291
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       2,074,796       1,627,764      1,887,130        521,759
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   15,206,779  $   22,288,808 $   24,088,937 $    4,750,253
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $15,206,779; $22,288,808; $24,088,937 and
 $4,750,253 and shares outstanding of
 405,319,759; 984,350,731; 1,130,060,587 and
 250,967,407, respectively...........................  $        37.52  $        22.64 $        21.32 $        18.93
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $   11,262,607  $   14,479,595 $   15,459,295 $    3,142,485
                                                       ==============  ============== ============== ==============
Foreign Currencies at Cost...........................  $           92  $           26 $           45 $           19
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $   10,769,616  $   14,585,766 $   15,491,424 $    3,035,527
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           5,682          27,919         30,938          4,730
Accumulated Net Realized Gain (Loss).................         636,540         113,954        184,461        141,433
Net Unrealized Appreciation (Depreciation)...........       3,794,941       7,561,169      8,382,114      1,568,563
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   15,206,779  $   22,288,808 $   24,088,937 $    4,750,253
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          U.S. High      DFA Real
                                                                                          Relative        Estate
                                                          U.S. Small Cap U.S. Micro Cap Profitability   Securities
                                                            Portfolio*     Portfolio*    Portfolio*     Portfolio*
                                                          -------------- -------------- ------------- --------------
ASSETS:
Investments at Value (including $4,559,007,
 $1,282,270, $12,936, $793,444 and $483,880 of
 securities on loan, respectively)....................... $   17,305,922 $    6,390,412 $    376,027  $    8,204,850
Temporary Cash Investments at Value & Cost...............        169,290         68,450        2,636          76,304
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $3,123,478, $952,845,
 $11,042, $590,266 and $456,114).........................      3,123,516        952,862       11,042         590,272
Segregated Cash for Futures Contracts....................          6,455          2,558           --           3,062
Foreign Currencies at Value..............................             62             41           --              --
Cash.....................................................             --             --           --              --
Receivables:
  Investment Securities Sold.............................         27,528          9,770           39              --
  Dividends, Interest and Tax Reclaims...................          3,853          1,853          358           6,360
  Securities Lending Income..............................          1,561            558            6             140
  Fund Shares Sold.......................................         78,129          3,075        2,963         122,143
Deferred Offering Costs..................................             --             --            2              --
Prepaid Expenses and Other Assets........................            120             61           79              79
                                                          -------------- -------------- ------------  --------------
    Total Assets.........................................     20,716,436      7,429,640      393,152       9,003,210
                                                          -------------- -------------- ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      3,123,859        952,896       11,045         590,383
  Investment Securities Purchased........................         55,225         13,405        2,346          11,434
  Fund Shares Redeemed...................................          6,919          2,173          312          10,583
  Due to Advisor.........................................          5,055          2,676           53           1,080
  Futures Margin Variation...............................          1,358            538           --             644
Unrealized Loss on Foreign Currency Contracts............             --             --           --              --
Accrued Expenses and Other Liabilities...................            871            424           13             493
                                                          -------------- -------------- ------------  --------------
    Total Liabilities....................................      3,193,287        972,112       13,769         614,617
                                                          -------------- -------------- ------------  --------------
NET ASSETS............................................... $   17,523,149 $    6,457,528 $    379,383  $    8,388,593
                                                          ============== ============== ============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $17,523,149; $6,457,528; $379,383; $8,388,593 and
 $4,985,826 and shares outstanding of 491,972,850;
 293,041,638; 32,693,326; 255,816,678 and
 207,506,655, respectively............................... $        35.62 $        22.04 $      11.60  $        32.79
                                                          ============== ============== ============  ==============
NUMBER OF SHARES AUTHORIZED..............................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000
                                                          ============== ============== ============  ==============
Investments at Cost...................................... $   13,061,586 $    4,114,069 $    362,675  $    6,422,634
                                                          ============== ============== ============  ==============
Foreign Currencies at Cost............................... $           64 $           42 $         --  $           --
                                                          ============== ============== ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   12,868,213 $    3,978,224 $    365,762  $    6,648,088
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          9,380          2,513          445          46,682
Accumulated Net Realized Gain (Loss).....................        404,975        201,285         (176)        (86,019)
Net Unrealized Foreign Exchange Gain (Loss)..............             --             --           --              --
Net Unrealized Appreciation (Depreciation)...............      4,240,581      2,275,506       13,352       1,779,842
                                                          -------------- -------------- ------------  --------------
NET ASSETS............................................... $   17,523,149 $    6,457,528 $    379,383  $    8,388,593
                                                          ============== ============== ============  ==============

                                                             Large Cap
                                                           International
                                                            Portfolio*
                                                          --------------
ASSETS:
Investments at Value (including $4,559,007,
 $1,282,270, $12,936, $793,444 and $483,880 of
 securities on loan, respectively)....................... $    4,904,107
Temporary Cash Investments at Value & Cost...............             --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $3,123,478, $952,845,
 $11,042, $590,266 and $456,114).........................        456,108
Segregated Cash for Futures Contracts....................          1,711
Foreign Currencies at Value..............................         14,535
Cash.....................................................         43,039
Receivables:
  Investment Securities Sold.............................          9,020
  Dividends, Interest and Tax Reclaims...................         23,646
  Securities Lending Income..............................            512
  Fund Shares Sold.......................................          3,602
Deferred Offering Costs..................................             --
Prepaid Expenses and Other Assets........................             40
                                                          --------------
    Total Assets.........................................      5,456,320
                                                          --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................        456,108
  Investment Securities Purchased........................         11,454
  Fund Shares Redeemed...................................          1,347
  Due to Advisor.........................................            813
  Futures Margin Variation...............................            315
Unrealized Loss on Foreign Currency Contracts............              3
Accrued Expenses and Other Liabilities...................            454
                                                          --------------
    Total Liabilities....................................        470,494
                                                          --------------
NET ASSETS............................................... $    4,985,826
                                                          ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $17,523,149; $6,457,528; $379,383; $8,388,593 and
 $4,985,826 and shares outstanding of 491,972,850;
 293,041,638; 32,693,326; 255,816,678 and
 207,506,655, respectively............................... $        24.03
                                                          ==============
NUMBER OF SHARES AUTHORIZED..............................  1,500,000,000
                                                          ==============
Investments at Cost...................................... $    3,978,740
                                                          ==============
Foreign Currencies at Cost............................... $       14,781
                                                          ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    4,073,459
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         34,034
Accumulated Net Realized Gain (Loss).....................        (45,387)
Net Unrealized Foreign Exchange Gain (Loss)..............           (377)
Net Unrealized Appreciation (Depreciation)...............        924,097
                                                          --------------
NET ASSETS............................................... $    4,985,826
                                                          ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                           International
                                                           International       Small      Global Small  Japanese Small
                                                            Core Equity       Company       Company        Company
                                                            Portfolio*       Portfolio     Portfolio      Portfolio
                                                          --------------  --------------  ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................             --  $   14,200,317  $     25,568  $      715,032
Investments at Value (including $2,855,742, $0, $0,
 $0 and $0 of securities on loan, respectively).......... $   28,567,295              --            --              --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $2,698,580, $0, $0, $0
 and $0).................................................      2,698,603              --            --              --
Segregated Cash for Futures Contracts....................         10,788           5,336            --              --
Foreign Currencies at Value..............................         25,387              --            --              --
Cash.....................................................        329,995         122,869           151              --
Receivables:
  Investment Securities Sold.............................         27,825              --            --              --
  Dividends, Interest and Tax Reclaims...................        138,054              --            --              --
  Securities Lending Income..............................          4,825              --            --              --
  Fund Shares Sold.......................................         20,475           8,397            76              50
Unrealized Gain on Foreign Currency Contracts............             10              --            --              --
Prepaid Expenses and Other Assets........................            335              77            15              15
                                                          --------------  --------------  ------------  --------------
    Total Assets.........................................     31,823,592      14,336,996        25,810         715,097
                                                          --------------  --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      2,698,677              --            --              --
  Investment Securities Purchased........................         82,523              --           108              --
  Fund Shares Redeemed...................................         16,177           5,512            --               8
  Due to Advisor.........................................          6,489           4,721             2             235
  Futures Margin Variation...............................          2,269           1,122            --              --
Unrealized Loss on Foreign Currency Contracts............             21              --            --              --
Accrued Expenses and Other Liabilities...................          2,098             505             4              18
                                                          --------------  --------------  ------------  --------------
    Total Liabilities....................................      2,808,254          11,860           114             261
                                                          --------------  --------------  ------------  --------------
NET ASSETS............................................... $   29,015,338  $   14,325,136  $     25,696  $      714,836
                                                          ==============  ==============  ============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $29,015,338; $14,325,136; $25,696; $714,836 and
 $372,669 and shares outstanding of 1,985,487,769;
 670,483,485; 2,201,400; 24,169,292 and
 15,772,002, respectively................................ $        14.61  $        21.37  $      11.67  $        29.58
                                                          ==============  ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED..............................  7,000,000,000   3,000,000,000   100,000,000   1,000,000,000
                                                          ==============  ==============  ============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................            N/A             N/A  $     24,410             N/A
                                                          ==============  ==============  ============  ==============
Investments at Cost...................................... $   23,236,496             N/A           N/A             N/A
                                                          ==============  ==============  ============  ==============
Foreign Currencies at Cost............................... $       25,424  $           --  $         --  $           --
                                                          ==============  ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   23,766,903  $   11,121,777  $     24,038  $      526,431
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................        173,702         (29,089)           42          (8,691)
Accumulated Net Realized Gain (Loss).....................       (247,970)        294,894           459          10,770
Net Unrealized Foreign Exchange Gain (Loss)..............         (2,521)         (1,592)           (1)           (184)
Net Unrealized Appreciation (Depreciation)...............      5,325,224       2,939,146         1,158         186,510
                                                          --------------  --------------  ------------  --------------
NET ASSETS............................................... $   29,015,338  $   14,325,136  $     25,696  $      714,836
                                                          ==============  ==============  ============  ==============

                                                           Asia Pacific
                                                              Small
                                                             Company
                                                            Portfolio
                                                          --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $      372,786
Investments at Value (including $2,855,742, $0, $0,
 $0 and $0 of securities on loan, respectively)..........             --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $2,698,580, $0, $0, $0
 and $0).................................................             --
Segregated Cash for Futures Contracts....................             --
Foreign Currencies at Value..............................             --
Cash.....................................................             --
Receivables:
  Investment Securities Sold.............................             --
  Dividends, Interest and Tax Reclaims...................             --
  Securities Lending Income..............................             --
  Fund Shares Sold.......................................             15
Unrealized Gain on Foreign Currency Contracts............             --
Prepaid Expenses and Other Assets........................             12
                                                          --------------
    Total Assets.........................................        372,813
                                                          --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................             --
  Investment Securities Purchased........................             --
  Fund Shares Redeemed...................................             11
  Due to Advisor.........................................            123
  Futures Margin Variation...............................             --
Unrealized Loss on Foreign Currency Contracts............             --
Accrued Expenses and Other Liabilities...................             10
                                                          --------------
    Total Liabilities....................................            144
                                                          --------------
NET ASSETS............................................... $      372,669
                                                          ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $29,015,338; $14,325,136; $25,696; $714,836 and
 $372,669 and shares outstanding of 1,985,487,769;
 670,483,485; 2,201,400; 24,169,292 and
 15,772,002, respectively................................ $        23.63
                                                          ==============
NUMBER OF SHARES AUTHORIZED..............................  1,000,000,000
                                                          ==============
Investments in Affiliated Investment Companies at
 Cost....................................................            N/A
                                                          ==============
Investments at Cost......................................            N/A
                                                          ==============
Foreign Currencies at Cost............................... $           --
                                                          ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $      363,709
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         (5,837)
Accumulated Net Realized Gain (Loss).....................         (4,049)
Net Unrealized Foreign Exchange Gain (Loss)..............             (4)
Net Unrealized Appreciation (Depreciation)...............         18,850
                                                          --------------
NET ASSETS............................................... $      372,669
                                                          ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          DFA
                                                         United       Continental    International    DFA Global
                                                      Kingdom Small      Small        Real Estate     Real Estate
                                                         Company        Company       Securities      Securities
                                                        Portfolio      Portfolio      Portfolio*      Portfolio*
                                                      -------------- -------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................... $       42,909 $      757,213             --  $    3,976,094
Investments at Value (including $0, $0, $364,886,
 $189,924 and $1,366,440 of securities on loan,
 respectively).......................................             --             -- $    5,689,486       3,160,950
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $354,482, $195,531 and $1,193,519)..................             --             --        354,483         195,540
Segregated Cash for Futures Contracts................             --             --          2,146              --
Foreign Currencies at Value..........................             --             --         24,546              --
Cash.................................................             --             --         40,468           8,041
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold......................................             --             --          2,322              --
  Dividends, Interest and Tax Reclaims...............             --             --         28,214           2,554
  Securities Lending Income..........................             --             --            354              50
  Fund Shares Sold...................................             31         10,274         14,909           7,310
Unrealized Gain on Foreign Currency Contracts........             --             --              3              --
Prepaid Expenses and Other Assets....................             11             21             57              98
                                                      -------------- -------------- --------------  --------------
    Total Assets.....................................         42,951        767,508      6,156,988       7,350,637
                                                      -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................             --             --        354,521         195,574
  Investment Securities/Affiliated Investment
   Company Purchased.................................             --             --             --           3,700
  Fund Shares Redeemed...............................              4              2          2,597           5,493
  Due to Advisor.....................................             15            250          1,183             528
  Futures Margin Variation...........................             --             --            397              --
Unrealized Loss on Foreign Currency Contracts........             --             --             --              --
Accrued Expenses and Other Liabilities...............              4             12            469             226
                                                      -------------- -------------- --------------  --------------
    Total Liabilities................................             23            264        359,167         205,521
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $       42,928 $      767,244 $    5,797,821  $    7,145,116
                                                      ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $42,928; $767,244; $5,797,821; $7,145,116 and
 $16,241,192 and shares outstanding of
 1,367,279; 26,571,452; 1,109,093,705;
 679,696,180 and 709,371,328, respectively........... $        31.40 $        28.87 $         5.23  $        10.51
                                                      ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000
                                                      ============== ============== ==============  ==============
Investments in Affiliated Investment Companies at
 Cost................................................            N/A            N/A $           --  $    3,349,138
                                                      ============== ============== ==============  ==============
Investments at Cost..................................            N/A            N/A $    5,159,669  $    3,238,884
                                                      ============== ============== ==============  ==============
Foreign Currencies at Cost........................... $           -- $           -- $       24,960  $           --
                                                      ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $       33,085 $      614,773 $    5,937,529  $    6,616,063
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................             45          5,013       (396,721)         43,116
Accumulated Net Realized Gain (Loss).................             59         11,799       (272,808)        (63,094)
Net Unrealized Foreign Exchange Gain (Loss)..........             --             63           (262)             --
Net Unrealized Appreciation (Depreciation)...........          9,739        135,596        530,083         549,031
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $       42,928 $      767,244 $    5,797,821  $    7,145,116
                                                      ============== ============== ==============  ==============

                                                            DFA
                                                       International
                                                         Small Cap
                                                      Value Portfolio*
                                                      ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...............................................              --
Investments at Value (including $0, $0, $364,886,
 $189,924 and $1,366,440 of securities on loan,
 respectively).......................................  $   15,877,592
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $354,482, $195,531 and $1,193,519)..................       1,193,530
Segregated Cash for Futures Contracts................           6,044
Foreign Currencies at Value..........................          84,559
Cash.................................................          95,517
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold......................................         139,154
  Dividends, Interest and Tax Reclaims...............          93,251
  Securities Lending Income..........................           3,022
  Fund Shares Sold...................................           9,717
Unrealized Gain on Foreign Currency Contracts........               1
Prepaid Expenses and Other Assets....................             137
                                                       --------------
    Total Assets.....................................      17,502,524
                                                       --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,193,550
  Investment Securities/Affiliated Investment
   Company Purchased.................................          50,164
  Fund Shares Redeemed...............................           5,883
  Due to Advisor.....................................           8,652
  Futures Margin Variation...........................           1,271
Unrealized Loss on Foreign Currency Contracts........               1
Accrued Expenses and Other Liabilities...............           1,811
                                                       --------------
    Total Liabilities................................       1,261,332
                                                       --------------
NET ASSETS...........................................  $   16,241,192
                                                       ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $42,928; $767,244; $5,797,821; $7,145,116 and
 $16,241,192 and shares outstanding of
 1,367,279; 26,571,452; 1,109,093,705;
 679,696,180 and 709,371,328, respectively...........  $        22.90
                                                       ==============
NUMBER OF SHARES AUTHORIZED..........................   4,600,000,000
                                                       ==============
Investments in Affiliated Investment Companies at
 Cost................................................  $           --
                                                       ==============
Investments at Cost..................................  $   12,682,554
                                                       ==============
Foreign Currencies at Cost...........................  $       85,853
                                                       ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $   12,430,241
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................        (120,527)
Accumulated Net Realized Gain (Loss).................         745,243
Net Unrealized Foreign Exchange Gain (Loss)..........          (3,030)
Net Unrealized Appreciation (Depreciation)...........       3,189,265
                                                       --------------
NET ASSETS...........................................  $   16,241,192
                                                       ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                     International
                                                                      International  High Relative
                                                                      Vector Equity  Profitability  World ex U.S.
                                                                       Portfolio*     Portfolio*   Value Portfolio
                                                                     --------------  ------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --            --  $      248,910
Investments at Value (including $259,380, $9,312, $0 and $12,037
 of securities on loan, respectively)............................... $    2,664,687  $    180,486              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $237,085, $9,369, $0 and $8,118)................        237,087         9,370              --
Foreign Currencies at Value.........................................          3,264           305              --
Cash................................................................         17,086         1,534              --
Receivables:
  Investment Securities Sold........................................          5,201           130              --
  Dividends, Interest and Tax Reclaims..............................         13,361           683              --
  Securities Lending Income.........................................            505             4              --
  Fund Shares Sold..................................................          1,965           820             103
Unrealized Gain on Foreign Currency Contracts.......................              1            --              --
Deferred Offering Costs.............................................             --             2              --
Prepaid Expenses and Other Assets...................................             30            38              13
                                                                     --------------  ------------  --------------
    Total Assets....................................................      2,943,187       193,372         249,026
                                                                     --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        237,091         9,370              --
  Investment Securities Purchased...................................          5,009         1,646              --
  Fund Shares Redeemed..............................................          1,028            58              66
  Due to Advisor....................................................            993            38              69
  Line of Credit....................................................             --            --              18
  Futures Margin Variation..........................................             68            --              --
Unrealized Loss on Foreign Currency Contracts.......................              1            --              --
Accrued Expenses and Other Liabilities..............................            259            32               5
                                                                     --------------  ------------  --------------
    Total Liabilities...............................................        244,449        11,144             158
                                                                     --------------  ------------  --------------
NET ASSETS.......................................................... $    2,698,738  $    182,228  $      248,868
                                                                     ==============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $2,698,738;
 $182,228; $248,868 and $527,259 and shares outstanding of
 197,969,384; 16,744,402; 18,918,396 and 34,612,068,
 respectively....................................................... $        13.63  $      10.88  $        13.15
                                                                     ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,500,000,000   500,000,000   1,000,000,000
                                                                     ==============  ============  ==============
Investments in Affiliated Investment Companies at Cost.............. $           --  $         --  $      203,584
                                                                     ==============  ============  ==============
Investments at Cost................................................. $    2,096,284  $    176,387             N/A
                                                                     ==============  ============  ==============
Foreign Currencies at Cost.......................................... $        3,290  $        309  $           --
                                                                     ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    2,076,142  $    177,342  $      197,871
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          5,525         1,021           1,383
Accumulated Net Realized Gain (Loss)................................         49,041          (219)          4,338
Net Unrealized Foreign Exchange Gain (Loss).........................           (281)          (12)            (50)
Net Unrealized Appreciation (Depreciation)..........................        568,311         4,096          45,326
                                                                     --------------  ------------  --------------
NET ASSETS.......................................................... $    2,698,738  $    182,228  $      248,868
                                                                     ==============  ============  ==============

                                                                     World ex U.S.
                                                                     Targeted Value
                                                                       Portfolio*
                                                                     --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --
Investments at Value (including $259,380, $9,312, $0 and $12,037
 of securities on loan, respectively)............................... $      522,149
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $237,085, $9,369, $0 and $8,118)................          8,118
Foreign Currencies at Value.........................................          2,664
Cash................................................................          1,161
Receivables:
  Investment Securities Sold........................................          1,849
  Dividends, Interest and Tax Reclaims..............................          2,146
  Securities Lending Income.........................................             48
  Fund Shares Sold..................................................            300
Unrealized Gain on Foreign Currency Contracts.......................             --
Deferred Offering Costs.............................................             --
Prepaid Expenses and Other Assets...................................             21
                                                                     --------------
    Total Assets....................................................        538,456
                                                                     --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................          8,119
  Investment Securities Purchased...................................          2,632
  Fund Shares Redeemed..............................................             81
  Due to Advisor....................................................            253
  Line of Credit....................................................             --
  Futures Margin Variation..........................................             --
Unrealized Loss on Foreign Currency Contracts.......................             --
Accrued Expenses and Other Liabilities..............................            112
                                                                     --------------
    Total Liabilities...............................................         11,197
                                                                     --------------
NET ASSETS.......................................................... $      527,259
                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $2,698,738;
 $182,228; $248,868 and $527,259 and shares outstanding of
 197,969,384; 16,744,402; 18,918,396 and 34,612,068,
 respectively....................................................... $        15.23
                                                                     ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000
                                                                     ==============
Investments in Affiliated Investment Companies at Cost.............. $           --
                                                                     ==============
Investments at Cost................................................. $      450,294
                                                                     ==============
Foreign Currencies at Cost.......................................... $        2,690
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $      433,014
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          2,605
Accumulated Net Realized Gain (Loss)................................         19,865
Net Unrealized Foreign Exchange Gain (Loss).........................            (54)
Net Unrealized Appreciation (Depreciation)..........................         71,829
                                                                     --------------
NET ASSETS.......................................................... $      527,259
                                                                     ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                     Selectively
                                                                    World ex U.S.    World Core     Hedged Global
                                                                     Core Equity       Equity          Equity
                                                                     Portfolio*      Portfolio        Portfolio
                                                                   --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........             --  $      696,879  $      388,786
Investments at Value (including $275,673, $0, $0 and $0 of
 securities on loan, respectively)................................ $    3,228,608              --              --
Temporary Cash Investments at Value & Cost........................             --             268              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $234,933, $0, $0 and $0)......................        234,936              --              --
Segregated Cash for Futures Contracts.............................             --              --           1,067
Foreign Currencies at Value.......................................          5,637              --              --
Cash..............................................................          9,588              --          21,725
Receivables:
  Investment Securities/Affiliated Investment Companies Sold......          2,951              --              --
  Dividends, Interest and Tax Reclaims............................         12,063               1              --
  Securities Lending Income.......................................            531              --              --
  Fund Shares Sold................................................          2,494             358             458
Unrealized Gain on Forward Currency Contracts.....................             --              --           2,795
Unrealized Gain on Foreign Currency Contracts.....................              1              --              --
Prepaid Expenses and Other Assets.................................             61              27              15
                                                                   --------------  --------------  --------------
    Total Assets..................................................      3,496,870         697,533         414,846
                                                                   --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................        234,949              --              --
  Investment Securities/Affiliated Investment Companies
   Purchased......................................................          3,756              33             259
  Fund Shares Redeemed............................................          2,991              51             134
  Due to Advisor..................................................            933              37              13
  Futures Margin Variation........................................             --              --             224
Unrealized Loss on Forward Currency Contracts.....................             --              --              35
Unrealized Loss on Foreign Currency Contracts.....................              3              --              --
Accrued Expenses and Other Liabilities............................            532              10              10
                                                                   --------------  --------------  --------------
    Total Liabilities.............................................        243,164             131             675
                                                                   --------------  --------------  --------------
NET ASSETS........................................................ $    3,253,706  $      697,402  $      414,171
                                                                   ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $3,253,706;
 $697,402; $414,171 and $6,262,102 and shares outstanding of
 259,188,664; 42,110,941; 24,926,634 and 204,430,684,
 respectively..................................................... $        12.55  $        16.56  $        16.62
                                                                   ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000   1,000,000,000   1,000,000,000
                                                                   ==============  ==============  ==============
Investments in Affiliated Investment Companies at Cost............ $           --  $      588,258  $      302,835
                                                                   ==============  ==============  ==============
Investments at Cost............................................... $    2,723,448  $           --  $           --
                                                                   ==============  ==============  ==============
Foreign Currencies at Cost........................................ $        5,680  $           --  $           --
                                                                   ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    2,727,738  $      588,132  $      327,560
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................         14,559             (34)         (1,066)
Accumulated Net Realized Gain (Loss)..............................          6,527             683            (249)
Net Unrealized Foreign Exchange Gain (Loss).......................           (238)             --           2,760
Net Unrealized Appreciation (Depreciation)........................        505,120         108,621          85,166
                                                                   --------------  --------------  --------------
NET ASSETS........................................................ $    3,253,706  $      697,402  $      414,171
                                                                   ==============  ==============  ==============

                                                                      Emerging
                                                                       Markets
                                                                      Portfolio
                                                                   --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........... $    6,290,336
Investments at Value (including $275,673, $0, $0 and $0 of
 securities on loan, respectively)................................             --
Temporary Cash Investments at Value & Cost........................             --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $234,933, $0, $0 and $0)......................             --
Segregated Cash for Futures Contracts.............................             --
Foreign Currencies at Value.......................................             --
Cash..............................................................             --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold......             --
  Dividends, Interest and Tax Reclaims............................             --
  Securities Lending Income.......................................             --
  Fund Shares Sold................................................          6,932
Unrealized Gain on Forward Currency Contracts.....................             --
Unrealized Gain on Foreign Currency Contracts.....................             --
Prepaid Expenses and Other Assets.................................             48
                                                                   --------------
    Total Assets..................................................      6,297,316
                                                                   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................             --
  Investment Securities/Affiliated Investment Companies
   Purchased......................................................             --
  Fund Shares Redeemed............................................         33,325
  Due to Advisor..................................................          1,659
  Futures Margin Variation........................................             --
Unrealized Loss on Forward Currency Contracts.....................             --
Unrealized Loss on Foreign Currency Contracts.....................             --
Accrued Expenses and Other Liabilities............................            230
                                                                   --------------
    Total Liabilities.............................................         35,214
                                                                   --------------
NET ASSETS........................................................ $    6,262,102
                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $3,253,706;
 $697,402; $414,171 and $6,262,102 and shares outstanding of
 259,188,664; 42,110,941; 24,926,634 and 204,430,684,
 respectively..................................................... $        30.63
                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000
                                                                   ==============
Investments in Affiliated Investment Companies at Cost............            N/A
                                                                   ==============
Investments at Cost...............................................            N/A
                                                                   ==============
Foreign Currencies at Cost........................................ $           --
                                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    4,086,213
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................          3,312
Accumulated Net Realized Gain (Loss)..............................       (137,689)
Net Unrealized Foreign Exchange Gain (Loss).......................            (54)
Net Unrealized Appreciation (Depreciation)........................      2,310,320
                                                                   --------------
NET ASSETS........................................................ $    6,262,102
                                                                   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                                                      Emerging        Emerging
                                                                                    Markets Small   Markets Value
                                                                                    Cap Portfolio     Portfolio
                                                                                   --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........................... $    7,825,211  $   19,926,153
Investments at Value (including $0, $0 and $2,428,598 of securities on loan,
 respectively)....................................................................             --              --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
 of $0, $0 and $1,481,465)........................................................             --              --
Segregated Cash for Futures Contracts.............................................             --              --
Foreign Currencies at Value.......................................................             --              --
Cash..............................................................................             --              --
Receivables:
  Investment Securities Sold......................................................             --              --
  Dividends, Interest and Tax Reclaims............................................             --              --
  Securities Lending Income.......................................................             --              --
  Fund Shares Sold................................................................         15,463           4,552
Unrealized Gain on Foreign Currency Contracts.....................................             --              --
Prepaid Expenses and Other Assets.................................................             51              73
                                                                                   --------------  --------------
     Total Assets.................................................................      7,840,725      19,930,778
                                                                                   --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................             --              --
  Investment Securities Purchased.................................................             --              --
  Fund Shares Redeemed............................................................          1,507          82,819
  Due to Advisor..................................................................          2,917           6,591
  Futures Margin Variation........................................................             --              --
Accrued Expenses and Other Liabilities............................................            191             741
                                                                                   --------------  --------------
     Total Liabilities............................................................          4,615          90,151
                                                                                   --------------  --------------
NET ASSETS........................................................................ $    7,836,110  $   19,840,627
                                                                                   ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $29,362 and $0 and shares
 outstanding of 0; 923,044 and 0, respectively....................................            N/A  $        31.81
                                                                                   ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................................            N/A     200,000,000
                                                                                   ==============  ==============
Institutional Class Shares -- based on net assets of $7,836,110; $19,811,265 and $29,708,499 and shares outstanding of 326,868,247; 618,322,616 and
 1,275,092,734, respectively...................................................... $        23.97  $        32.04
                                                                                   ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................................  1,500,000,000   3,000,000,000
                                                                                   ==============  ==============
Investments at Cost...............................................................            N/A             N/A
                                                                                   ==============  ==============
Foreign Currencies at Cost........................................................ $           --  $           --
                                                                                   ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $    6,385,914  $   17,416,333
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...............................................................        (43,421)        (93,976)
Accumulated Net Realized Gain (Loss)..............................................        231,739      (1,040,575)
Net Unrealized Foreign Exchange Gain (Loss).......................................           (159)             62
Net Unrealized Appreciation (Depreciation)........................................      1,262,037       3,558,783
                                                                                   --------------  --------------
NET ASSETS........................................................................ $    7,836,110  $   19,840,627
                                                                                   ==============  ==============

                                                                                      Emerging
                                                                                    Markets Core
                                                                                       Equity
                                                                                     Portfolio*
                                                                                   --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........................             --
Investments at Value (including $0, $0 and $2,428,598 of securities on loan,
 respectively).................................................................... $   29,367,151
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
 of $0, $0 and $1,481,465)........................................................      1,481,498
Segregated Cash for Futures Contracts.............................................         10,912
Foreign Currencies at Value.......................................................        159,401
Cash..............................................................................        167,963
Receivables:
  Investment Securities Sold......................................................          6,819
  Dividends, Interest and Tax Reclaims............................................         28,272
  Securities Lending Income.......................................................          7,215
  Fund Shares Sold................................................................         26,809
Unrealized Gain on Foreign Currency Contracts.....................................              1
Prepaid Expenses and Other Assets.................................................            231
                                                                                   --------------
     Total Assets.................................................................     31,256,272
                                                                                   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................      1,481,586
  Investment Securities Purchased.................................................         39,671
  Fund Shares Redeemed............................................................          7,250
  Due to Advisor..................................................................         11,529
  Futures Margin Variation........................................................          2,249
Accrued Expenses and Other Liabilities............................................          5,488
                                                                                   --------------
     Total Liabilities............................................................      1,547,773
                                                                                   --------------
NET ASSETS........................................................................ $   29,708,499
                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $29,362 and $0 and shares
 outstanding of 0; 923,044 and 0, respectively....................................            N/A
                                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................................            N/A
                                                                                   ==============
Institutional Class Shares -- based on net assets of $7,836,110; $19,811,265 and $29,708,499 and shares outstanding of 326,868,247; 618,322,616 and
 1,275,092,734, respectively...................................................... $        23.30
                                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................................  5,000,000,000
                                                                                   ==============
Investments at Cost............................................................... $   22,939,794
                                                                                   ==============
Foreign Currencies at Cost........................................................ $      159,963
                                                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $   24,005,758
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...............................................................         32,981
Accumulated Net Realized Gain (Loss)..............................................       (747,330)
Net Unrealized Foreign Exchange Gain (Loss).......................................           (274)
Net Unrealized Appreciation (Depreciation)........................................      6,417,364
                                                                                   --------------
NET ASSETS........................................................................ $   29,708,499
                                                                                   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                         Enhanced
                                                                        U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                         Company   Cap Equity Cap Value      Value
                                                                        Portfolio# Portfolio# Portfolio*  Portfolio#
                                                                        ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
   Dividends...........................................................        --        --    $274,025           --
   Interest............................................................        --        --       1,488           --
   Income from Securities Lending......................................        --        --       1,051           --
   Expenses Allocated from Affiliated Investment Company...............        --        --     (13,541)          --
                                                                         --------   -------    --------    ---------
    Total Net Investment Income Received from Affiliated Investment
     Company...........................................................        --        --     263,023           --
                                                                         --------   -------    --------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $45,
   respectively).......................................................        --   $11,743          --    $  76,711
  Non Cash Income......................................................        --        --          --        5,335
  Interest.............................................................  $  3,423        --          --           --
  Income from Securities Lending.......................................         8       100          --        5,703
                                                                         --------   -------    --------    ---------
    Total Investment Income............................................     3,431    11,843          --       87,749
                                                                         --------   -------    --------    ---------
Fund Expenses
  Investment Management Fees...........................................       347       989      31,056       18,924
  Accounting & Transfer Agent Fees.....................................        15        47         441          325
  S&P 500(R) Fees......................................................         4        --          --           --
  Custodian Fees.......................................................         4         8          --           67
  Shareholder Servicing Fees
   Class R1 Shares.....................................................        --        --          --           29
   Class R2 Shares.....................................................        --        --          --          195
  Filing Fees..........................................................        14        23         152          100
  Shareholders' Reports................................................         6        10         231          160
  Directors'/Trustees' Fees & Expenses.................................         1         5          95           42
  Professional Fees....................................................         2         8          58           63
  Other................................................................         5        18          56          128
                                                                         --------   -------    --------    ---------
    Total Expenses.....................................................       398     1,108      32,089       20,033
                                                                         --------   -------    --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................      (137)       --     (12,423)          --
                                                                         --------   -------    --------    ---------
  Net Expenses.........................................................       261     1,108      19,666       20,033
                                                                         --------   -------    --------    ---------
  Net Investment Income (Loss).........................................     3,170    10,735     243,357       67,716
                                                                         --------   -------    --------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................................    (1,122)    3,202          --      324,706
   Affiliated Investment Companies Shares Sold.........................        (1)       (5)         --         (162)
   Transactions Allocated from Affiliated Investment Company...........        --        --     497,515           --
   Futures.............................................................    32,203        21          --        8,335
   Foreign Currency Transactions.......................................       (17)       --          --            1
   Forward Currency Contracts..........................................       310        --          --           --
   In-Kind Redemptions.................................................        --        --          --       16,160
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................    (3,397)   37,104          --     (144,015)
   Affiliated Investment Companies Shares..............................         2         1          --            5
   Transactions Allocated from Affiliated Investment Company...........        --        --     105,827           --
   Futures.............................................................   (21,933)       --          --       (3,740)
   Translation of Foreign Currency Denominated Amounts.................         4        --          --           --
                                                                         --------   -------    --------    ---------
  Net Realized and Unrealized Gain (Loss)..............................     6,049    40,323     603,342      201,290
                                                                         --------   -------    --------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations........  $  9,219   $51,058    $846,699    $ 269,006
                                                                         ========   =======    ========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       U.S. Small U.S. Core  U.S. Core  U.S. Vector
                                                                       Cap Value   Equity 1   Equity 2    Equity
                                                                       Portfolio# Portfolio# Portfolio# Portfolio#
                                                                       ---------- ---------- ---------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $95, $27, $31 and $11,
   respectively)...................................................... $ 109,030   $185,301   $200,648   $ 39,152
  Income from Securities Lending......................................     5,830      5,011      6,076      1,751
                                                                       ---------   --------   --------   --------
     Total Investment Income..........................................   114,860    190,312    206,724     40,903
                                                                       ---------   --------   --------   --------
Expenses
  Investment Management Fees..........................................    37,707     18,598     23,648      7,157
  Accounting & Transfer Agent Fees....................................       528        622        709        163
  Custodian Fees......................................................        96        106        116         29
  Filing Fees.........................................................       115        160        185         45
  Shareholders' Reports...............................................       208        142        163         57
  Directors'/Trustees' Fees & Expenses................................        59         83         90         19
  Professional Fees...................................................        89        124        135         29
  Other...............................................................       184        251        272         62
                                                                       ---------   --------   --------   --------
     Total Expenses...................................................    38,986     20,086     25,318      7,561
                                                                       ---------   --------   --------   --------
  Net Investment Income (Loss)........................................    75,874    170,226    181,406     33,342
                                                                       ---------   --------   --------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................   643,656    104,160    174,206    139,689
    Affiliated Investment Companies Shares Sold.......................      (171)      (183)      (162)       (46)
    Futures...........................................................    14,383     17,432     18,482      1,242
    Foreign Currency Transactions.....................................         3         --         --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................  (563,438)   592,027    456,197    (31,996)
    Affiliated Investment Companies Shares............................       (29)        13        (15)       (18)
    Futures...........................................................    (9,360)   (12,650)   (14,032)    (1,061)
                                                                       ---------   --------   --------   --------
  Net Realized and Unrealized Gain (Loss).............................    85,044    700,799    634,676    107,810
                                                                       ---------   --------   --------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations....... $ 160,918   $871,025   $816,082   $141,152
                                                                       =========   ========   ========   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                     U.S. High    DFA Real
                                                             U.S. Small U.S. Micro   Relative      Estate     Large Cap
                                                                Cap        Cap     Profitability Securities International
                                                             Portfolio# Portfolio#  Portfolio#   Portfolio#  Portfolio#
                                                             ---------- ---------- ------------- ---------- -------------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $49, $5, $0,
   $0 and $7,015, respectively)............................. $ 115,320  $  40,286     $2,238     $ 175,759    $ 68,198
  Non Cash Income...........................................     6,759         --         --            --          --
  Income from Securities Lending............................    10,570      4,029         23           642       1,534
                                                             ---------  ---------     ------     ---------    --------
     Total Investment Income................................   132,649     44,315      2,261       176,401      69,732
                                                             ---------  ---------     ------     ---------    --------
Fund Expenses
  Investment Management Fees................................    30,208     15,930        271         6,966       4,831
  Accounting & Transfer Agent Fees..........................       556        261          9           272         207
  Custodian Fees............................................       106         41          6            42         229
  Filing Fees...............................................        90         50         55            71          35
  Shareholders' Reports.....................................       177         70          2           135          73
  Directors'/Trustees' Fees & Expenses......................        66         25          1            33          19
  Professional Fees.........................................        99         37          1            50          32
  Organizational & Offering Costs...........................        --         --         19            --          --
  Other.....................................................       207         77          3            99          77
                                                             ---------  ---------     ------     ---------    --------
     Total Expenses.........................................    31,509     16,491        367         7,668       5,503
                                                             ---------  ---------     ------     ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).................................................        --         --        (28)         (292)         40
  Fees Paid Indirectly (Note C).............................        --         --         --            --         (60)
                                                             ---------  ---------     ------     ---------    --------
  Net Expenses..............................................    31,509     16,491        339         7,376       5,483
                                                             ---------  ---------     ------     ---------    --------
  Net Investment Income (Loss)..............................   101,140     27,824      1,922       169,025      64,249
                                                             ---------  ---------     ------     ---------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................   460,896    204,682        213        (5,888)     (3,936)
    Affiliated Investment Companies Shares Sold.............      (369)       (70)        --           (57)        (55)
    Futures.................................................    14,625      4,412        (37)        6,473       3,576
    Foreign Currency Transactions...........................         1         --         --            --         484
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............  (231,363)  (129,113)     3,832      (506,291)     83,514
    Affiliated Investment Companies Shares..................       (15)        (6)         1            (1)         41
    Futures.................................................    (9,693)    (1,811)        --        (4,754)     (2,046)
    Translation of Foreign Currency Denominated
     Amounts................................................        --         --         --            --        (375)
                                                             ---------  ---------     ------     ---------    --------
  Net Realized and Unrealized Gain (Loss)...................   234,082     78,094      4,009      (510,518)     81,203
                                                             ---------  ---------     ------     ---------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................. $ 335,222  $ 105,918     $5,931     $(341,493)   $145,452
                                                             =========  =========     ======     =========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                  International               Japanese
                                                                    International     Small     Global Small    Small
                                                                     Core Equity     Company      Company      Company
                                                                     Portfolio#    Portfolio*#  Portfolio*#  Portfolio*#
                                                                    ------------- ------------- ------------ -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $14,541,
    $10, $756 and $105, respectively)..............................         --      $162,144       $ 109       $ 6,808
   Income from Securities Lending..................................         --        19,715          20         1,133
   Expenses Allocated from Affiliated Investment Companies.........         --        (8,407)         (8)         (427)
  Income Distributions Received from Affiliated Investment
   Companies.......................................................         --           935          52            --
                                                                      --------      --------       -----       -------
    Total Net Investment Income Received from Affiliated
     Investment Companies..........................................         --       174,387         173         7,514
                                                                      --------      --------       -----       -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $36,164, $0, $0, $0
   and $0, respectively)...........................................   $362,996            --          --            --
  Income from Securities Lending...................................     18,704            --          --            --
                                                                      --------      --------       -----       -------
    Total Investment Income........................................    381,700            --          --            --
                                                                      --------      --------       -----       -------
Fund Expenses
  Investment Management Fees.......................................     36,719        27,983          45         1,706
  Accounting & Transfer Agent Fees.................................        859           151           2             4
  Custodian Fees...................................................      1,315             2           2            --
  Filing Fees......................................................        228            53           9            10
  Shareholders' Reports............................................        230           203           1             4
  Directors'/Trustees' Fees & Expenses.............................        103            54          --             3
  Professional Fees................................................        171            32           1             2
  Organizational & Offering Costs..................................         --            --           7            --
  Other............................................................        398            36          --             2
                                                                      --------      --------       -----       -------
    Total Expenses.................................................     40,023        28,514          67         1,731
                                                                      --------      --------       -----       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................        785            --         (43)         (341)
  Fees Paid Indirectly (Note C)....................................       (377)           --          --            --
                                                                      --------      --------       -----       -------
  Net Expenses.....................................................     40,431        28,514          24         1,390
                                                                      --------      --------       -----       -------
  Net Investment Income (Loss).....................................    341,269       145,873         149         6,124
                                                                      --------      --------       -----       -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................         --            --         333            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................     48,836            --          --            --
   Affiliated Investment Companies Shares Sold.....................       (130)           --          (3)           --
   Transactions Allocated from Affiliated Investment Company.......         --       321,930         136        17,300
   Futures.........................................................     33,099        11,806           2            --
   Foreign Currency Transactions...................................        395          (230)         --           (93)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................    510,914            29          --            --
   Affiliated Investment Companies Shares..........................        (17)           --        (308)           --
   Transactions Allocated from Affiliated Investment Company.......         --        60,840         170        16,128
   Futures.........................................................    (14,558)       (5,581)         --            --
   Translation of Foreign Currency Denominated Amounts.............     (2,401)       (1,397)         (1)         (115)
                                                                      --------      --------       -----       -------
  Net Realized and Unrealized Gain (Loss)..........................    576,138       387,397         329        33,220
                                                                      --------      --------       -----       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $917,407      $533,270       $ 478       $39,344
                                                                      ========      ========       =====       =======

                                                                    Asia Pacific
                                                                       Small
                                                                      Company
                                                                    Portfolio*#
                                                                    ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $14,541,
    $10, $756 and $105, respectively)..............................   $ 6,031
   Income from Securities Lending..................................       640
   Expenses Allocated from Affiliated Investment Companies.........      (226)
  Income Distributions Received from Affiliated Investment
   Companies.......................................................        --
                                                                      -------
    Total Net Investment Income Received from Affiliated
     Investment Companies..........................................     6,445
                                                                      -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $36,164, $0, $0, $0
   and $0, respectively)...........................................        --
  Income from Securities Lending...................................        --
                                                                      -------
    Total Investment Income........................................        --
                                                                      -------
Fund Expenses
  Investment Management Fees.......................................       887
  Accounting & Transfer Agent Fees.................................         3
  Custodian Fees...................................................        --
  Filing Fees......................................................        10
  Shareholders' Reports............................................         3
  Directors'/Trustees' Fees & Expenses.............................         1
  Professional Fees................................................         1
  Organizational & Offering Costs..................................        --
  Other............................................................         1
                                                                      -------
    Total Expenses.................................................       906
                                                                      -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................      (177)
  Fees Paid Indirectly (Note C)....................................        --
                                                                      -------
  Net Expenses.....................................................       729
                                                                      -------
  Net Investment Income (Loss).....................................     5,716
                                                                      -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................        --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................        --
   Affiliated Investment Companies Shares Sold.....................        --
   Transactions Allocated from Affiliated Investment Company.......       973
   Futures.........................................................        --
   Foreign Currency Transactions...................................       (27)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................        --
   Affiliated Investment Companies Shares..........................        --
   Transactions Allocated from Affiliated Investment Company.......     5,128
   Futures.........................................................        --
   Translation of Foreign Currency Denominated Amounts.............        (3)
                                                                      -------
  Net Realized and Unrealized Gain (Loss)..........................     6,071
                                                                      -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $11,787
                                                                      =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                   United                     DFA                       DFA
                                                                   Kingdom   Continental International DFA Global  International
                                                                    Small       Small     Real Estate  Real Estate   Small Cap
                                                                   Company     Company    Securities   Securities      Value
                                                                 Portfolio*# Portfolio*#  Portfolio#   Portfolio#   Portfolio#
                                                                 ----------- ----------- ------------- ----------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $1,155,
    $0, $0 and $0, respectively)................................   $  720      $ 7,266           --            --           --
   Income from Securities Lending...............................       11        1,050           --            --           --
   Expenses Allocated from Affiliated Investment Company........      (25)        (429)          --            --           --
  Income Distributions Received from Affiliated Investment
   Companies....................................................       --           --           --     $ 198,065           --
                                                                   ------      -------     --------     ---------    ---------
    Total Net Investment Income Received from Affiliated
     Investment Company.........................................      706        7,887           --       198,065           --
                                                                   ------      -------     --------     ---------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $14,173,
   $0 and $15,848, respectively)................................       --           --     $131,553            96    $ 182,995
  Non Cash Income...............................................       --           --           --            --       11,168
  Income from Securities Lending................................       --           --        1,807           296       13,567
                                                                   ------      -------     --------     ---------    ---------
    Total Fund Investment Income................................       --           --      133,360           392      207,730
                                                                   ------      -------     --------     ---------    ---------
Fund Expenses
  Investment Management Fees....................................      109        1,760        7,151         6,913       52,595
  Accounting & Transfer Agent Fees..............................        2            5          208           110          581
  Custodian Fees................................................       --           --          275            18        1,169
  Filing Fees...................................................        8           43           66            86          105
  Shareholders' Reports.........................................        2            3           64           151          194
  Directors'/Trustees' Fees & Expenses..........................       --            3           23            27           64
  Professional Fees.............................................        1            1           39            22          107
  Other.........................................................       --            2          103            27          258
                                                                   ------      -------     --------     ---------    ---------
    Total Expenses..............................................      122        1,817        7,929         7,354       55,073
                                                                   ------      -------     --------     ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................      (20)        (352)          --        (3,830)          --
  Fees Paid Indirectly (Note C).................................       --           --          (75)           --         (248)
                                                                   ------      -------     --------     ---------    ---------
  Net Expenses..................................................      102        1,465        7,854         3,524       54,825
                                                                   ------      -------     --------     ---------    ---------
  Net Investment Income (Loss)..................................      604        6,422      125,506       194,933      152,905
                                                                   ------      -------     --------     ---------    ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.........................................       --           --           --         5,030           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.................................       --           --      (50,919)            1      749,846
   Affiliated Investment Companies Shares Sold..................       --           --          (65)      (19,596)         (73)
   Transactions Allocated from Affiliated Investment
    Company.....................................................    1,483       12,710           --            --           --
   Futures......................................................       --           --        2,020            --       15,893
   Foreign Currency Transactions................................        7          (14)         382            --       (1,918)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................       --           --      337,116      (180,268)    (478,067)
   Affiliated Investment Companies Shares.......................       --           --            6        (6,034)         (35)
   Transactions Allocated from Affiliated Investment
    Company.....................................................     (210)       3,041           --            --           --
   Futures......................................................       --           --          215            --      (10,499)
   Translation of Foreign Currency Denominated Amounts..........       (6)         (74)        (152)           --       (2,956)
                                                                   ------      -------     --------     ---------    ---------
  Net Realized and Unrealized Gain (Loss).......................    1,274       15,663      288,603      (200,867)     272,191
                                                                   ------      -------     --------     ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $1,878      $22,085     $414,109     $  (5,934)   $ 425,096
                                                                   ======      =======     ========     =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                      International               World ex U.S.
                                                                        International High Relative World ex U.S.   Targeted
                                                                        Vector Equity Profitability     Value         Value
                                                                         Portfolio#    Portfolio#    Portfolio*#   Portfolio#
                                                                        ------------- ------------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $339 and $0,
    respectively)......................................................         --           --        $ 3,202            --
   Income from Securities Lending......................................         --           --            103            --
   Expenses Allocated from Affiliated Investment Companies.............         --           --           (223)           --
  Income Distributions Received from Affiliated Investment
   Companies...........................................................         --           --            478            --
                                                                           -------       ------        -------       -------
    Total Net Investment Income Received from Affiliated Investment
     Companies.........................................................         --           --          3,560            --
                                                                           -------       ------        -------       -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,246, $206, $0 and
   $501, respectively).................................................    $33,521       $1,913             --       $ 5,417
  Income from Securities Lending.......................................      2,197           22             --           167
                                                                           -------       ------        -------       -------
    Total Investment Income............................................     35,718        1,935             --         5,584
                                                                           -------       ------        -------       -------
Fund Expenses
  Investment Management Fees...........................................      5,882          166            594         1,445
  Accounting & Transfer Agent Fees.....................................        109            9              4            22
  Custodian Fees.......................................................        143           10             --           119
  Filing Fees..........................................................         38           31             12            21
  Shareholders' Reports................................................         40            1              2             5
  Directors'/Trustees' Fees & Expenses.................................         10           --              1             2
  Professional Fees....................................................         19            1              2            14
  Organizational & Offering Costs......................................         --           18             --            --
  Other................................................................         44            3              1            10
                                                                           -------       ------        -------       -------
    Total Expenses.....................................................      6,285          239            616         1,638
                                                                           -------       ------        -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................         --           (5)          (276)           --
  Fees Paid Indirectly (Note C)........................................        (11)          (5)            --            (4)
                                                                           -------       ------        -------       -------
  Net Expenses.........................................................      6,274          229            340         1,634
                                                                           -------       ------        -------       -------
  Net Investment Income (Loss).........................................     29,444        1,706          3,220         3,950
                                                                           -------       ------        -------       -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...........................................................         --           --            773            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................................     50,228          (35)            --        19,944
   Affiliated Investment Companies Shares Sold.........................         (9)          --            (70)           (1)
   Transactions Allocated from Affiliated Investment Company...........         --           --          4,407            --
   Futures.............................................................        (17)          24             --            22
   Foreign Currency Transactions.......................................        229           29             27           (16)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................     16,281          375         (6,349)       (7,442)
   Affiliated Investment Companies Shares..............................         (5)           1          5,791            --
   Transactions Allocated from Affiliated Investment Company...........         --           --          4,540            --
   Futures.............................................................        (68)          --             --            --
   Translation of Foreign Currency Denominated Amounts.................       (265)         (11)           (15)          (51)
                                                                           -------       ------        -------       -------
  Net Realized and Unrealized Gain (Loss)..............................     66,374          383          9,104        12,456
                                                                           -------       ------        -------       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................................    $95,818       $2,089        $12,324       $16,406
                                                                           =======       ======        =======       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                   Selectively
                                                                         World ex U.S. World Core    Hedged      Emerging
                                                                          Core Equity    Equity   Global Equity   Markets
                                                                          Portfolio#   Portfolio    Portfolio   Portfolio*#
                                                                         ------------- ---------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $5,092,
    respectively).......................................................         --          --           --     $ 52,504
   Interest.............................................................         --          --           --           22
   Income from Securities Lending.......................................         --          --           --        2,617
   Expenses Allocated from Affiliated Investment Companies..............         --          --           --       (4,740)
  Income Distributions Received from Affiliated Investment Companies....         --     $ 5,028      $ 3,043           --
                                                                           --------     -------      -------     --------
    Total Net Investment Income Received from Affiliated Investment
     Companies..........................................................         --       5,028        3,043       50,403
                                                                           --------     -------      -------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,792, $0, $0 and $0,
   respectively)........................................................   $ 36,469          --           --           --
  Income from Securities Lending........................................      2,270          --           --           --
                                                                           --------     -------      -------     --------
    Total Fund Investment Income........................................     38,739          --           --           --
                                                                           --------     -------      -------     --------
Fund Expenses
  Investment Management Fees............................................      4,924         996          620       13,430
  Accounting & Transfer Agent Fees......................................        113           5            6           50
  Custodian Fees........................................................        414          --            1           --
  Filing Fees...........................................................         45          19           18           41
  Shareholders' Reports.................................................         37           3            4           95
  Directors'/Trustees' Fees & Expenses..................................         11           2            2           25
  Professional Fees.....................................................         31           2            1           16
  Other.................................................................         50           7            1           16
                                                                           --------     -------      -------     --------
    Total Expenses......................................................      5,625       1,034          653       13,673
                                                                           --------     -------      -------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)........................................        377        (773)        (550)      (3,198)
  Fees Paid Indirectly (Note C).........................................        (37)         --           --           --
                                                                           --------     -------      -------     --------
  Net Expenses..........................................................      5,965         261          103       10,475
                                                                           --------     -------      -------     --------
  Net Investment Income (Loss)..........................................     32,774       4,767        2,940       39,928
                                                                           --------     -------      -------     --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies............................................................         --       1,843        1,607           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.........................................     11,474           1           (1)          --
   Affiliated Investment Companies Shares Sold..........................        (13)      3,184        2,281           --
   Transactions Allocated from Affiliated Investment Company............         --          --           --       85,126
   Futures..............................................................        657         145        2,531           --
   Foreign Currency Transactions........................................       (137)         --           --          994
   Forward Currency Contracts...........................................         --          --       (3,348)          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........................     69,738          --            5           --
   Affiliated Investment Companies Shares...............................         (1)     15,802        8,108           --
   Transactions Allocated from Affiliated Investment Company............         --          --           --      130,204
   Futures..............................................................         --          --       (1,801)          --
   Translation of Foreign Currency Denominated Amounts..................       (227)         --           --          (43)
   Forward Currency Contracts...........................................         --          --        1,336           --
                                                                           --------     -------      -------     --------
  Net Realized and Unrealized Gain (Loss)...............................     81,491      20,975       10,718      216,281
                                                                           --------     -------      -------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.........   $114,265     $25,742      $13,658     $256,209
                                                                           ========     =======      =======     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        Emerging   Emerging     Emerging
                                                                                        Markets     Markets   Markets Core
                                                                                       Small Cap     Value       Equity
                                                                                       Portfolio* Portfolio*#  Portfolio#
                                                                                       ---------- ----------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $5,515, $21,127 and $0, respectively)..  $ 53,376  $  168,355           --
   Interest...........................................................................         4          11           --
   Income from Securities Lending.....................................................    28,514      14,367           --
   Expenses Allocated from Affiliated Investment Companies............................    (9,832)    (15,103)          --
                                                                                        --------  ----------   ----------
    Total Net Investment Income Received from Affiliated Investment Companies.........    72,062     167,630           --
                                                                                        --------  ----------   ----------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0 and $29,574, respectively).......        --          --   $  232,611
  Income from Securities Lending......................................................        --          --       36,025
                                                                                        --------  ----------   ----------
    Total Investment Income...........................................................        --          --      268,636
                                                                                        --------  ----------   ----------
Fund Expenses
  Investment Management Fees..........................................................    24,976      49,752       67,829
  Accounting & Transfer Agent Fees....................................................        92          96          922
  Custodian Fees......................................................................        --          --        5,193
  Shareholder Servicing Fees
   Class R2 Shares....................................................................        --          40           --
  Filing Fees.........................................................................        36          59          189
  Shareholders' Reports...............................................................        68         159          281
  Directors'/Trustees' Fees & Expenses................................................        29          77          109
  Professional Fees...................................................................        18          48          200
  Other...............................................................................        17          46          412
                                                                                        --------  ----------   ----------
    Total Expenses....................................................................    25,236      50,277       75,135
                                                                                        --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C)...................................................................    (7,685)         --        1,257
   Institutional Class Shares.........................................................        --      (9,934)          --
   Class R2 Shares....................................................................        --         (16)          --
  Fees Paid Indirectly (Note C).......................................................        --          --         (220)
                                                                                        --------  ----------   ----------
  Net Expenses........................................................................    17,551      40,327       76,172
                                                                                        --------  ----------   ----------
  Net Investment Income (Loss)........................................................    54,511     127,303      192,464
                                                                                        --------  ----------   ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.......................................................        --          --       74,060
   Affiliated Investment Companies Shares Sold........................................        --          --         (124)
   Transactions Allocated from Affiliated Investment Company..........................   245,328     293,095           --
   Futures............................................................................        --          --       18,221
   Foreign Currency Transactions......................................................       (77)      1,005       (1,498)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.........................................        --          --    1,009,322
   Affiliated Investment Companies Shares.............................................        --          --          (27)
   Transactions Allocated from Affiliated Investment Company..........................   140,406     899,083           --
   Futures............................................................................        --          --      (15,447)
   Translation of Foreign Currency Denominated Amounts................................       (79)        (97)        (165)
                                                                                        --------  ----------   ----------
  Net Realized and Unrealized Gain (Loss).............................................   385,578   1,193,086    1,084,342
                                                                                        --------  ----------   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations.......................  $440,089  $1,320,389   $1,276,806
                                                                                        ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $144 and $5, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          Enhanced U.S. Large   U.S. Large Cap Equity    U.S. Large Cap Value
                                                           Company Portfolio          Portfolio                Portfolio
                                                         --------------------  ----------------------  ------------------------
                                                         Six Months    Year    Six Months     Year     Six Months       Year
                                                            Ended     Ended       Ended      Ended        Ended        Ended
                                                          April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,     Oct. 31,
                                                            2018       2017       2018        2017        2018          2017
                                                         ----------- --------  ----------- ----------  -----------  -----------
                                                         (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........................  $  3,170   $  3,676  $   10,735  $   18,142  $   243,357  $   427,035
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................    (1,122)      (319)      3,202         273           --           --
   Affiliated Investment Companies Shares Sold..........        (1)         1          (5)         --           --           --
   Transactions Allocated from Affiliated Investment
    Company.............................................        --         --          --          --      497,515    1,154,160
   Futures..............................................    32,203     39,159          21           9           --       18,720
   Foreign Currency Transactions........................       (17)       (11)         --          --           --           --
   Forward Currency Contracts...........................       310       (132)         --          --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........    (3,397)    (1,062)     37,104     200,016           --           --
   Affiliated Investment Companies Shares Sold..........         2         (1)          1          (7)          --           --
   Transactions Allocated from Affiliated Investment
    Company.............................................        --         --          --          --      105,827    2,764,575
   Futures..............................................   (21,933)    14,290          --          --           --       10,896
   Translation of Foreign Currency Denominated
    Amounts.............................................         4         (9)         --          --           --           --
   Forward Currency Contracts...........................        --        896          --          --           --           --
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................     9,219     56,488      51,058     218,433      846,699    4,375,386
                                                          --------   --------  ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........................    (3,136)    (2,502)     (9,993)    (18,564)    (212,674)    (403,733)
  Net Short-Term Gains:
   Institutional Class Shares...........................   (19,355)    (2,722)         --          --      (44,063)          --
  Net Long-Term Gains:
   Institutional Class Shares...........................   (29,522)    (4,088)         --          --   (1,084,239)    (446,140)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Total Distributions.................................   (52,013)    (9,312)     (9,993)    (18,564)  (1,340,976)    (849,873)
                                                          --------   --------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................    74,855    101,630     242,886     343,508    2,951,422    5,277,113
  Shares Issued in Lieu of Cash Distributions...........    51,982      8,734       9,246      17,598    1,264,013      793,913
  Shares Redeemed.......................................   (69,502)   (73,606)   (127,507)   (199,415)  (2,611,271)  (3,536,921)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................    57,335     36,758     124,625     161,691    1,604,164    2,534,105
                                                          --------   --------  ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.............    14,541     83,934     165,690     361,560    1,109,887    6,059,618
Net Assets
  Beginning of Period...................................   322,347    238,413   1,212,883     851,323   23,732,871   17,673,253
                                                          --------   --------  ----------  ----------  -----------  -----------
  End of Period.........................................  $336,888   $322,347  $1,378,573  $1,212,883  $24,842,758  $23,732,871
                                                          ========   ========  ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................     5,484      7,516      14,352      23,434       75,093      144,495
  Shares Issued in Lieu of Cash Distributions...........     4,009        681         562       1,194       32,811       22,018
  Shares Redeemed.......................................    (5,247)    (5,541)     (7,539)    (13,683)     (66,580)     (97,162)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.......................................     4,246      2,656       7,375      10,945       41,324       69,351
                                                          ========   ========  ==========  ==========  ===========  ===========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)....................  $    911   $    877  $    1,949  $    1,207  $    53,279  $    22,596

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                      U.S. Targeted Value      U.S. Small Cap Value
                                                           Portfolio                 Portfolio
                                                   ------------------------  ------------------------
                                                   Six Months       Year     Six Months       Year
                                                      Ended        Ended        Ended        Ended
                                                    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                      2018          2017        2018          2017
                                                   -----------  -----------  -----------  -----------
                                                   (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $    67,716  $   109,197  $    75,874  $   118,233
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     324,706      454,563      643,656      690,721
   Affiliated Investment Companies Shares
    Sold..........................................        (162)          (1)        (171)          22
   Futures........................................       8,335       17,659       14,383       26,310
   Foreign Currency Transactions..................           1            6            3           --
   In-Kind Redemptions............................      16,160           --           --       79,386
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....    (144,015)   1,335,548     (563,438)   2,156,333
   Affiliated Investment Companies Shares
    Sold..........................................           5         (188)         (29)        (216)
   Futures........................................      (3,740)       2,939       (9,360)       9,284
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     269,006    1,919,723      160,918    3,080,073
                                                   -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares................................        (293)        (506)          --           --
   Class R2 Shares................................        (707)      (1,483)          --           --
   Institutional Class Shares.....................     (58,873)    (103,014)     (64,499)    (113,837)
  Net Short-Term Gains:
   Class R1 Shares................................        (139)         (75)          --           --
   Class R2 Shares................................        (385)        (304)          --           --
   Institutional Class Shares.....................     (26,704)     (15,806)     (36,882)          --
  Net Long-Term Gains:
   Class R1 Shares................................      (2,222)      (1,310)          --           --
   Class R2 Shares................................      (6,156)      (5,296)          --           --
   Institutional Class Shares.....................    (427,245)    (275,712)    (653,833)    (533,287)
                                                   -----------  -----------  -----------  -----------
    Total Distributions...........................    (522,724)    (403,506)    (755,214)    (647,124)
                                                   -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...................................   1,163,195    3,081,447    1,384,531    2,978,426
  Shares Issued in Lieu of Cash Distributions.....     492,413      373,214      693,470      585,631
  Shares Redeemed.................................  (1,274,670)  (2,298,736)  (1,442,793)  (3,444,324)
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................     380,938    1,155,925      635,208      119,733
                                                   -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.......     127,220    2,672,142       40,912    2,552,682
Net Assets
  Beginning of Period.............................  10,740,431    8,068,289   15,165,867   12,613,185
                                                   -----------  -----------  -----------  -----------
  End of Period................................... $10,867,651  $10,740,431  $15,206,779  $15,165,867
                                                   ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................      46,664      128,009       36,381       80,463
  Shares Issued in Lieu of Cash Distributions.....      20,120       15,383       18,503       15,504
  Shares Redeemed.................................     (50,889)     (95,985)     (37,706)     (92,936)
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................      15,895       47,407       17,178        3,031
                                                   ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $     6,449  $    (1,394) $     5,682  $    (5,694)

                                                   U.S. Core Equity 1 Portfolio
                                                   ---------------------------
                                                   Six Months         Year
                                                      Ended          Ended
                                                    April 30,       Oct. 31,
                                                      2018            2017
                                                   -----------    -----------
                                                   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   170,226    $   299,067
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     104,160         96,159
   Affiliated Investment Companies Shares
    Sold..........................................        (183)           (35)
   Futures........................................      17,432         15,613
   Foreign Currency Transactions..................          --              3
   In-Kind Redemptions............................          --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....     592,027      3,505,095
   Affiliated Investment Companies Shares
    Sold..........................................          13           (188)
   Futures........................................     (12,650)        10,034
                                                    -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     871,025      3,925,748
                                                    -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................    (156,797)      (310,434)
  Net Short-Term Gains:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................      (2,527)            --
  Net Long-Term Gains:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................    (116,824)       (71,615)
                                                    -----------   -----------
    Total Distributions...........................    (276,148)      (382,049)
                                                    -----------   -----------
Capital Share Transactions (1):
  Shares Issued...................................   2,393,768      4,637,048
  Shares Issued in Lieu of Cash Distributions.....     269,875        368,386
  Shares Redeemed.................................  (1,732,454)    (2,746,550)
                                                    -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................     931,189      2,258,884
                                                    -----------   -----------
    Total Increase (Decrease) in Net Assets.......   1,526,066      5,802,583
Net Assets
  Beginning of Period.............................  20,762,742     14,960,159
                                                    -----------   -----------
  End of Period................................... $22,288,808    $20,762,742
                                                    ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................     104,319        229,289
  Shares Issued in Lieu of Cash Distributions.....      12,043         18,264
  Shares Redeemed.................................     (75,270)      (135,531)
                                                    -----------   -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................      41,092        112,022
                                                    ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $    27,919    $    14,490

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio
                                               ---------------------------  ---------------------------
                                               Six Months         Year      Six Months        Year
                                                  Ended          Ended         Ended         Ended
                                                April 30,       Oct. 31,     April 30,      Oct. 31,
                                                  2018            2017         2018           2017
                                               -----------    -----------   -----------     ----------
                                               (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   181,406    $   320,409   $   33,342     $   59,721
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     174,206        192,862      139,689        167,995
   Affiliated Investment Companies Shares
    Sold......................................        (162)            31          (46)             5
   Futures....................................      18,482         19,381        1,242          5,443
   Foreign Currency Transactions..............          --              5           --              2
   In-Kind Redemptions........................          --             --           --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     456,197      3,702,303      (31,996)       706,848
   Affiliated Investment Companies Shares
    Sold......................................         (15)          (261)         (18)           (57)
   Futures....................................     (14,032)        11,212       (1,061)           835
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     816,082      4,245,942      141,152        940,792
                                                -----------   -----------   ----------      ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (166,055)      (322,547)     (29,038)       (55,773)
  Net Short-Term Gains:
   Institutional Class Shares.................      (3,799)            --           --           (202)
  Net Long-Term Gains:
   Institutional Class Shares.................    (214,753)      (122,469)    (164,690)      (101,959)
                                                -----------   -----------   ----------      ----------
    Total Distributions.......................    (384,607)      (445,016)    (193,728)      (157,934)
                                                -----------   -----------   ----------      ----------
Capital Share Transactions (1):
  Shares Issued...............................   2,450,301      4,120,340      416,241        873,587
  Shares Issued in Lieu of Cash Distributions.     378,126        439,092      191,639        155,990
  Shares Redeemed.............................  (1,686,383)    (2,695,986)    (529,054)      (911,079)
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................   1,142,044      1,863,446       78,826        118,498
                                                -----------   -----------   ----------      ----------
    Total Increase (Decrease) in Net
     Assets...................................   1,573,519      5,664,372       26,250        901,356
Net Assets
  Beginning of Period.........................  22,515,418     16,851,046    4,724,003      3,822,647
                                                -----------   -----------   ----------      ----------
  End of Period............................... $24,088,937    $22,515,418   $4,750,253     $4,724,003
                                                ===========   ===========   ==========      ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     113,035        212,849       21,594         48,648
  Shares Issued in Lieu of Cash Distributions.      17,875         22,777       10,103          8,720
  Shares Redeemed.............................     (77,888)      (139,061)     (27,329)       (50,704)
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      53,022         96,565        4,368          6,664
                                                ===========   ===========   ==========      ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $    30,938    $    15,587   $    4,730     $      426

                                               U.S. Small Cap Portfolio
                                               ------------------------
                                               Six Months       Year
                                                  Ended        Ended
                                                April 30,     Oct. 31,
                                                  2018          2017
                                               -----------  -----------
                                               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   101,140  $   160,232
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     460,896      610,335
   Affiliated Investment Companies Shares
    Sold......................................        (369)        (107)
   Futures....................................      14,625       18,310
   Foreign Currency Transactions..............           1           15
   In-Kind Redemptions........................          --      125,200
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................    (231,363)   2,387,599
   Affiliated Investment Companies Shares
    Sold......................................         (15)        (345)
   Futures....................................      (9,693)      10,124
                                               -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     335,222    3,311,363
                                               -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................     (90,524)    (155,568)
  Net Short-Term Gains:
   Institutional Class Shares.................     (41,529)     (12,822)
  Net Long-Term Gains:
   Institutional Class Shares.................    (608,203)    (343,192)
                                               -----------  -----------
    Total Distributions.......................    (740,256)    (511,582)
                                               -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................   1,719,775    3,737,913
  Shares Issued in Lieu of Cash Distributions.     703,323      484,150
  Shares Redeemed.............................  (1,426,702)  (3,067,256)
                                               -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................     996,396    1,154,807
                                               -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................     591,362    3,954,588
Net Assets
  Beginning of Period.........................  16,931,787   12,977,199
                                               -----------  -----------
  End of Period............................... $17,523,149  $16,931,787
                                               ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................      47,600      109,356
  Shares Issued in Lieu of Cash Distributions.      19,729       14,119
  Shares Redeemed.............................     (39,519)     (89,947)
                                               -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      27,810       33,528
                                               ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $     9,380  $    (1,236)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             U.S. High Relative     DFA Real Estate Securities
                                                   U.S. Micro Cap Portfolio Profitability Portfolio        Portfolio
                                                   -----------------------  ----------------------  -------------------------
                                                                                          Period
                                                                                         May 16,
                                                   Six Months      Year     Six Months   2017(a)    Six Months       Year
                                                      Ended       Ended        Ended        to         Ended        Ended
                                                    April 30,    Oct. 31,    April 30,   Oct. 31,    April 30,     Oct. 31,
                                                      2018         2017        2018        2017        2018          2017
                                                   ----------- -----------  -----------  --------   -----------  -----------
                                                   (Unaudited)              (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   27,824  $    43,746   $  1,922    $    672   $  169,025   $   190,490
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    204,682      283,405        213          43       (5,888)       47,672
   Affiliated Investment Companies Shares
    Sold..........................................        (70)          12         --          (1)         (57)          (67)
   Futures........................................      4,412        9,052        (37)       (394)       6,473         8,131
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....   (129,113)   1,119,931      3,832       9,520     (506,291)      183,941
   Affiliated Investment Companies Shares
    Sold..........................................         (6)        (105)         1          (1)          (1)          (61)
   Futures........................................     (1,811)       2,595         --          --       (4,754)        3,862
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................    105,918    1,458,636      5,931       9,839     (341,493)      433,968
                                                   ----------  -----------   --------    --------   ----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................    (24,910)     (43,959)    (1,608)       (541)    (168,977)     (217,478)
  Net Short-Term Gains:
   Institutional Class Shares.....................    (20,845)          --         --          --       (6,434)           --
  Net Long-Term Gains:
   Institutional Class Shares.....................   (260,406)    (255,837)        --          --      (20,143)      (66,384)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Total Distributions...........................   (306,161)    (299,796)    (1,608)       (541)    (195,554)     (283,862)
                                                   ----------  -----------   --------    --------   ----------   -----------
Capital Share Transactions (1):
  Shares Issued...................................    531,591      757,322    254,331     134,388    1,212,762     1,766,337
  Shares Issued in Lieu of Cash Distributions.....    282,199      276,724      1,608         541      155,008       217,675
  Shares Redeemed.................................   (462,749)  (1,014,479)   (21,952)     (3,154)    (723,306)   (1,113,122)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................    351,041       19,567    233,987     131,775      644,464       870,890
                                                   ----------  -----------   --------    --------   ----------   -----------
    Total Increase (Decrease) in Net Assets.......    150,798    1,178,407    238,310     141,073      107,417     1,020,996
Net Assets
  Beginning of Period.............................  6,306,730    5,128,323    141,073          --    8,281,176     7,260,180
                                                   ----------  -----------   --------    --------   ----------   -----------
  End of Period................................... $6,457,528  $ 6,306,730   $379,383    $141,073   $8,388,593   $ 8,281,176
                                                   ==========  ===========   ========    ========   ==========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................     23,917       36,173     21,518      13,154       36,204        50,891
  Shares Issued in Lieu of Cash Distributions.....     12,848       13,144        139          52        4,471         6,384
  Shares Redeemed.................................    (20,805)     (48,215)    (1,868)       (302)     (21,545)      (32,116)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................     15,960        1,102     19,789      12,904       19,130        25,159
                                                   ==========  ===========   ========    ========   ==========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $    2,513  $      (401)  $    445    $    131   $   46,682   $    46,634

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               Large Cap International International Core Equity    International Small
                                                      Portfolio                Portfolio             Company Portfolio
                                               ----------------------  ------------------------  ------------------------
                                               Six Months     Year     Six Months       Year     Six Months       Year
                                                  Ended      Ended        Ended        Ended        Ended        Ended
                                                April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2018        2017        2018          2017        2018          2017
                                               ----------- ----------  -----------  -----------  -----------  -----------
                                               (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   64,249  $  111,927  $   341,269  $   550,178  $   145,873  $   254,211
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     (3,936)    157,652       48,836      (29,889)          --           --
   Affiliated Investment Companies Shares
    Sold......................................        (55)         51         (130)          10           --           --
   Transactions Allocated from Affiliated
    Investment Company........................         --          --           --           --      321,930      422,014
   Futures....................................      3,576       4,534       33,099       22,487       11,806       11,549
   Foreign Currency Transactions..............        484        (583)         395       (2,708)        (230)      (1,764)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     83,514     608,562      510,914    4,344,669           29           --
   Affiliated Investment Companies Shares
    Sold......................................         41         (72)         (17)        (168)          --           --
   Transactions Allocated from Affiliated
    Investment Company........................         --          --           --           --       60,840    2,134,951
   Futures....................................     (2,046)      1,881      (14,558)      11,863       (5,581)       5,699
   Translation of Foreign Currency
    Denominated Amounts.......................       (375)        330       (2,401)       1,409       (1,397)         864
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    145,452     884,282      917,407    4,897,851      533,270    2,827,524
                                               ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (42,538)   (111,606)    (224,746)    (533,126)    (194,323)    (205,687)
  Net Short-Term Gains:
   Institutional Class Shares.................         --          --           --           --      (48,543)     (18,854)
  Net Long-Term Gains:
   Institutional Class Shares.................         --          --           --           --     (375,728)    (251,076)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions.......................    (42,538)   (111,606)    (224,746)    (533,126)    (618,594)    (475,617)
                                               ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    525,484     960,010    4,634,083    6,327,731    1,315,338    2,235,300
  Shares Issued in Lieu of Cash Distributions.     37,830      99,282      213,369      506,159      592,894      456,455
  Shares Redeemed.............................   (403,492)   (636,653)  (1,968,743)  (2,737,658)    (988,062)  (1,940,733)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    159,822     422,639    2,878,709    4,096,232      920,170      751,022
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................    262,736   1,195,315    3,571,370    8,460,957      834,846    3,102,929
Net Assets
  Beginning of Period.........................  4,723,090   3,527,775   25,443,968   16,983,011   13,490,290   10,387,361
                                               ----------  ----------  -----------  -----------  -----------  -----------
  End of Period............................... $4,985,826  $4,723,090  $29,015,338  $25,443,968  $14,325,136  $13,490,290
                                               ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     21,944      45,425      317,676      496,127       61,300      116,685
  Shares Issued in Lieu of Cash Distributions.      1,610       4,623       15,037       39,374       28,767       25,675
  Shares Redeemed.............................    (16,857)    (29,985)    (135,069)    (213,878)     (46,325)     (99,987)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      6,697      20,063      197,644      321,623       43,742       42,373
                                               ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $   34,034  $   12,323  $   173,702  $    57,179  $   (29,089) $    19,361

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        Global Small Company Japanese Small Company Asia Pacific Small Company
                                                             Portfolio             Portfolio              Portfolio
                                                        -------------------  --------------------   -------------------------
                                                                     Period
                                                                    Jan. 18,
                                                        Six Months  2017(a)  Six Months     Year    Six Months       Year
                                                           Ended       to       Ended      Ended       Ended        Ended
                                                         April 30,  Oct. 31,  April 30,   Oct. 31,   April 30,     Oct. 31,
                                                           2018       2017      2018        2017       2018          2017
                                                        ----------- -------- -----------  --------  -----------    --------
                                                        (Unaudited)          (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................   $   149   $   134   $  6,124    $  8,388   $  5,716      $  9,516
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................       333        --         --          --         --            --
  Net Realized Gain (Loss) on:
   Affiliated Investment Companies Shares Sold*........        (3)       (6)        --          --         --            --
   Transactions Allocated from Affiliated Investment
    Company............................................       136       105     17,300      28,171        973         9,656
   Futures.............................................         2         1         --          --         --            --
   Foreign Currency Transactions.......................        --        --        (93)       (465)       (27)         (119)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........        --        (3)        --          --         --            --
   Affiliated Investment Companies Shares Sold.........      (308)    1,299         --          --         --            --
   Transactions Allocated from Affiliated Investment
    Company............................................       170        --     16,128      99,585      5,128        22,259
   Futures.............................................        --        --         --           1         --            --
   Translation of Foreign Currency Denominated
    Amounts............................................        (1)       --       (115)         87         (3)           (1)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................       478     1,530     39,344     135,767     11,787        41,311
                                                          -------   -------   --------    --------   --------       --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................      (250)       --    (15,937)     (9,568)   (13,370)       (8,894)
  Net Short-Term Gains:
   Institutional Class Shares..........................       (19)       --         --          --         --            --
  Net Long-Term Gains:
   Institutional Class Shares..........................       (81)       --         --          --         --            --
                                                          -------   -------   --------    --------   --------       --------
    Total Distributions................................      (350)       --    (15,937)     (9,568)   (13,370)       (8,894)
                                                          -------   -------   --------    --------   --------       --------
Capital Share Transactions (1):
  Shares Issued........................................    10,931    14,416     96,497      99,301     79,292        64,454
  Shares Issued in Lieu of Cash Distributions..........       350        --     14,541       8,825     12,188         8,101
  Shares Redeemed......................................      (734)     (925)   (67,587)    (95,760)   (49,381)      (24,394)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    10,547    13,491     43,451      12,366     42,099        48,161
                                                          -------   -------   --------    --------   --------       --------
    Total Increase (Decrease) in Net Assets............    10,675    15,021     66,858     138,565     40,516        80,578
Net Assets
  Beginning of Period..................................    15,021        --    647,978     509,413    332,153       251,575
                                                          -------   -------   --------    --------   --------       --------
  End of Period........................................   $25,696   $15,021   $714,836    $647,978   $372,669      $332,153
                                                          =======   =======   ========    ========   ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................       932     1,388      3,301       4,150      3,312         2,864
  Shares Issued in Lieu of Cash Distributions..........        31        --        505         401        527           408
  Shares Redeemed......................................       (63)      (86)    (2,322)     (4,002)    (2,074)       (1,095)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................       900     1,302      1,484         549      1,765         2,177
                                                          =======   =======   ========    ========   ========       ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................   $    42   $   143   $ (8,691)   $  1,122   $ (5,837)     $  1,817

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                   United Kingdom Small Continental Small Company DFA International Real
                                                    Company Portfolio         Portfolio           Estate Securities Portfolio
                                                   -------------------  ------------------------  --------------------------
                                                   Six Months    Year   Six Months      Year      Six Months       Year
                                                      Ended     Ended      Ended       Ended         Ended        Ended
                                                    April 30,  Oct. 31,  April 30,    Oct. 31,     April 30,     Oct. 31,
                                                      2018       2017      2018         2017         2018          2017
                                                   ----------- -------- -----------   --------    -----------    ----------
                                                   (Unaudited)          (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)....................   $   604   $ 1,220   $  6,422     $  7,573    $  125,506    $  198,330
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................        --        --         --           --       (50,919)      (21,413)
   Affiliated Investment Companies Shares
    Sold..........................................        --        --         --           --           (65)           21
   Transactions Allocated from Affiliated
    Investment Company............................     1,483     1,725     12,710       14,907            --            --
   Futures........................................        --        --         --           --         2,020         6,597
   Foreign Currency Transactions..................         7         6        (14)          89           382           439
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....        --        --         --           --       337,116        60,643
   Affiliated Investment Companies Shares
    Sold..........................................        --        --         --           --             6           (17)
   Transactions Allocated from Affiliated
    Investment Company............................      (210)    7,588      3,041       94,661            --            --
   Futures........................................        --        --         --           --           215           754
   Translation of Foreign Currency Denominated
    Amounts.......................................        (6)        4        (74)          24          (152)          254
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     1,878    10,543     22,085      117,254       414,109       245,608
                                                     -------   -------   --------      --------   ----------     ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................      (592)   (1,322)    (1,647)      (7,715)     (241,977)     (326,892)
  Net Short-Term Gains:
   Institutional Class Shares.....................      (558)       --         --           --            --            --
  Net Long-Term Gains:
   Institutional Class Shares.....................    (2,308)   (1,684)    (4,962)          --            --            --
                                                     -------   -------   --------      --------   ----------     ----------
    Total Distributions...........................    (3,458)   (3,006)    (6,609)      (7,715)     (241,977)     (326,892)
                                                     -------   -------   --------      --------   ----------     ----------
Capital Share Transactions (1):
  Shares Issued...................................     1,752    12,269    166,848      209,825       583,589     1,720,625
  Shares Issued in Lieu of Cash Distributions.....     2,979     2,618      6,204        7,180       238,291       320,016
  Shares Redeemed.................................    (5,400)   (9,570)   (13,631)     (26,314)     (693,944)     (643,227)
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................      (669)    5,317    159,421      190,691       127,936     1,397,414
                                                     -------   -------   --------      --------   ----------     ----------
    Total Increase (Decrease) in Net Assets.......    (2,249)   12,854    174,897      300,230       300,068     1,316,130
Net Assets
  Beginning of Period.............................    45,177    32,323    592,347      292,117     5,497,753     4,181,623
                                                     -------   -------   --------      --------   ----------     ----------
  End of Period...................................   $42,928   $45,177   $767,244     $592,347    $5,797,821    $5,497,753
                                                     =======   =======   ========      ========   ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...................................        56       435      5,841        8,148       112,882       347,476
  Shares Issued in Lieu of Cash Distributions.....       100        95        224          280        46,632        69,418
  Shares Redeemed.................................      (172)     (335)      (471)      (1,053)     (134,934)     (132,019)
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................       (16)      195      5,594        7,375        24,580       284,875
                                                     =======   =======   ========      ========   ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................   $    45   $    33   $  5,013     $    238    $ (396,721)   $ (280,250)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                DFA Global Real Estate   DFA International Small  International Vector Equity
                                                 Securities Portfolio      Cap Value Portfolio           Portfolio
                                               -----------------------  ------------------------  --------------------------
                                               Six Months      Year     Six Months       Year     Six Months       Year
                                                  Ended       Ended        Ended        Ended        Ended        Ended
                                                April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2018         2017        2018          2017        2018          2017
                                               ----------- -----------  -----------  -----------  -----------    ----------
                                               (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $  194,933  $   228,639  $   152,905  $   269,343  $   29,444    $   51,389
  Capital Gain Distributions Received from
   Affiliated Investment Companies............      5,030       14,569           --           --          --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................          1       17,657      749,846      551,715      50,228        10,627
   Affiliated Investment Companies Shares
    Sold......................................    (19,596)       2,178          (73)          14          (9)           (1)
   Futures....................................         --          149       15,893       14,572         (17)          158
   Foreign Currency Transactions..............         --            3       (1,918)      (1,896)        229          (413)
   In-Kind Redemptions........................         --           --           --       82,012          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................   (180,268)      43,892     (478,067)   2,598,933      16,281       459,554
   Affiliated Investment Companies Shares
    Sold......................................     (6,034)      (5,082)         (35)        (118)         (5)          (16)
   Futures....................................         --           --      (10,499)       9,407         (68)           --
   Translation of Foreign Currency
    Denominated Amounts.......................         --           --       (2,956)       1,459        (265)          168
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     (5,934)     302,005      425,096    3,525,441      95,818       521,466
                                               ----------  -----------  -----------  -----------  ----------     ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................   (211,357)    (227,401)    (314,984)    (195,408)    (28,049)      (50,390)
  Net Short-Term Gains:
   Institutional Class Shares.................       (798)      (2,070)     (31,970)      (3,853)       (160)           --
  Net Long-Term Gains:
   Institutional Class Shares.................    (43,342)     (13,530)    (477,828)    (410,189)    (10,130)       (4,041)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Total Distributions.......................   (255,497)    (243,001)    (824,782)    (609,450)    (38,339)      (54,431)
                                               ----------  -----------  -----------  -----------  ----------     ----------
Capital Share Transactions (1):
  Shares Issued...............................  1,212,495    2,695,188    1,262,574    1,958,045     258,481       447,784
  Shares Issued in Lieu of Cash Distributions.    245,163      233,500      745,108      544,816      38,001        53,927
  Shares Redeemed.............................   (804,893)  (1,122,865)  (1,529,275)  (2,266,110)   (185,075)     (295,368)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    652,765    1,805,823      478,407      236,751     111,407       206,343
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Total Increase (Decrease) in Net
     Assets...................................    391,334    1,864,827       78,721    3,152,742     168,886       673,378
Net Assets
  Beginning of Period.........................  6,753,782    4,888,955   16,162,471   13,009,729   2,529,852     1,856,474
                                               ----------  -----------  -----------  -----------  ----------     ----------
  End of Period............................... $7,145,116  $ 6,753,782  $16,241,192  $16,162,471  $2,698,738    $2,529,852
                                               ==========  ===========  ===========  ===========  ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................    114,456      251,258       54,710       93,807      18,930        37,714
  Shares Issued in Lieu of Cash Distributions.     22,410       23,234       33,533       28,186       2,881         4,561
  Shares Redeemed.............................    (76,731)    (105,800)     (66,264)    (108,244)    (13,573)      (24,782)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     60,135      168,692       21,979       13,749       8,238        17,493
                                               ==========  ===========  ===========  ===========  ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $   43,116  $    59,540  $  (120,527) $    41,552  $    5,525    $    4,130

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        International High Relative  World ex U.S. Value  World ex U.S. Targeted
                                                        Profitability Portfolio           Portfolio          Value Portfolio
                                                        --------------------------  --------------------  --------------------
                                                                         Period
                                                                        May 16,
                                                        Six Months      2017(a)     Six Months    Year    Six Months     Year
                                                           Ended           to          Ended     Ended       Ended      Ended
                                                         April 30,      Oct. 31,     April 30,  Oct. 31,   April 30,   Oct. 31,
                                                           2018           2017         2018       2017       2018        2017
                                                        -----------     --------    ----------- --------  -----------  --------
                                                        (Unaudited)                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................  $  1,706       $   426      $  3,220   $  5,730   $  3,950    $  7,583
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................        --            --           773        653         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................       (35)         (165)           --         --     19,944      17,468
   Affiliated Investment Companies Shares Sold.........        --            --           (70)       599         (1)         --
   Transactions Allocated from Affiliated
    Investment Company.................................        --            --         4,407      1,111         --          --
   Futures.............................................        24           (72)           --        262         22          --
   Foreign Currency Transactions.......................        29            19            27        (26)       (16)        (26)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........       375         3,720        (6,349)        --     (7,442)     65,446
   Affiliated Investment Companies Shares Sold.........         1            --         5,791       (148)        --          (1)
   Transactions Allocated from Affiliated
    Investment Company.................................        --            --         4,540     41,263         --          --
   Futures.............................................        --            --            --         99         --          --
   Translation of Foreign Currency Denominated
    Amounts............................................       (11)           (1)          (15)        13        (51)         19
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     2,089         3,927        12,324     49,556     16,406      90,489
                                                         --------       -------      --------   --------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................      (831)         (299)       (3,864)    (4,532)    (2,551)     (7,684)
  Net Long-Term Gains:
   Institutional Class Shares..........................        --            --            --         --     (8,307)         --
                                                         --------       -------      --------   --------   --------    --------
    Total Distributions................................      (831)         (299)       (3,864)    (4,532)   (10,858)     (7,684)
                                                         --------       -------      --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued........................................   119,444        65,210        34,825     44,260     77,564     132,580
  Shares Issued in Lieu of Cash Distributions..........       831           299         3,861      4,529     10,833       7,665
  Shares Redeemed......................................    (7,098)       (1,344)      (44,829)   (35,416)   (33,190)    (37,758)
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................   113,177        64,165        (6,143)    13,373     55,207     102,487
                                                         --------       -------      --------   --------   --------    --------
    Total Increase (Decrease) in Net Assets............   114,435        67,793         2,317     58,397     60,755     185,292
Net Assets
  Beginning of Period..................................    67,793            --       246,551    188,154    466,504     281,212
                                                         --------       -------      --------   --------   --------    --------
  End of Period........................................  $182,228       $67,793      $248,868   $246,551   $527,259    $466,504
                                                         ========       =======      ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................    10,970         6,451         2,644      3,780      5,078       9,799
  Shares Issued in Lieu of Cash Distributions..........        78            29           306        407        736         558
  Shares Redeemed......................................      (653)         (130)       (3,434)    (3,040)    (2,185)     (2,738)
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................    10,395         6,350          (484)     1,147      3,629       7,619
                                                         ========       =======      ========   ========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................  $  1,021       $   146      $  1,383   $  2,027   $  2,605    $  1,206

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                        World ex U.S. Core Equity
                                                               Portfolio          World Core Equity Portfolio
                                                        ------------------------  --------------------------
                                                        Six Months      Year      Six Months       Year
                                                           Ended       Ended         Ended        Ended
                                                         April 30,    Oct. 31,     April 30,     Oct. 31,
                                                           2018         2017         2018          2017
                                                        -----------  ----------   -----------    --------
                                                        (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................... $   32,774   $   54,316    $  4,767      $  8,719
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --           --       1,843           898
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................     11,474        7,525           1             3
   Affiliated Investment Companies Shares
    Sold...............................................        (13)          (4)      3,184          (418)
   Futures.............................................        657           68         145            --
   Foreign Currency Transactions.......................       (137)        (263)         --            --
   Forward Currency Contracts..........................         --           --          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........     69,738      443,948          --            (1)
   Affiliated Investment Companies Shares
    Sold...............................................         (1)         (14)     15,802        90,087
   Futures.............................................         --           --          --            --
   Translation of Foreign Currency Denominated
    Amounts............................................       (227)         105          --            --
   Forward Currency Contracts..........................         --           --          --            --
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    114,265      505,681      25,742        99,288
                                                        ----------   ----------    --------       --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (22,576)     (52,690)     (4,797)       (8,966)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --           --          --           (67)
  Net Long-Term Gains:
   Institutional Class Shares..........................         --           --      (1,076)       (1,231)
                                                        ----------   ----------    --------       --------
    Total Distributions................................    (22,576)     (52,690)     (5,873)      (10,264)
                                                        ----------   ----------    --------       --------
Capital Share Transactions (1):
  Shares Issued........................................    610,154    1,011,672     197,664       124,892
  Shares Issued in Lieu of Cash Distributions..........     21,509       50,176       5,600        10,005
  Shares Redeemed......................................   (275,013)    (365,917)    (72,622)      (47,259)
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    356,649      695,931     130,642        87,638
                                                        ----------   ----------    --------       --------
    Total Increase (Decrease) in Net Assets............    448,339    1,148,922     150,511       176,662
Net Assets
  Beginning of Period..................................  2,805,367    1,656,445     546,891       370,229
                                                        ----------   ----------    --------       --------
  End of Period........................................ $3,253,706   $2,805,367    $697,402      $546,891
                                                        ==========   ==========    ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     48,494       92,982      11,987         8,416
  Shares Issued in Lieu of Cash Distributions..........      1,775        4,555         344           690
  Shares Redeemed......................................    (21,902)     (33,482)     (4,272)       (3,225)
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     28,367       64,055       8,059         5,881
                                                        ==========   ==========    ========       ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................... $   14,559   $    4,361    $    (34)     $     (4)

                                                        Selectively Hedged Global
                                                          Equity Portfolio
                                                        ------------------------
                                                        Six Months      Year
                                                           Ended       Ended
                                                         April 30,    Oct. 31,
                                                           2018         2017
                                                        -----------   --------
                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................  $  2,940     $  6,540
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................     1,607          894
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................        (1)          --
   Affiliated Investment Companies Shares
    Sold...............................................     2,281         (555)
   Futures.............................................     2,531        2,398
   Foreign Currency Transactions.......................        --           --
   Forward Currency Contracts..........................    (3,348)      (1,466)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........         5            5
   Affiliated Investment Companies Shares
    Sold...............................................     8,108       64,639
   Futures.............................................    (1,801)       1,354
   Translation of Foreign Currency Denominated
    Amounts............................................        --           --
   Forward Currency Contracts..........................     1,336          775
                                                         --------      --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    13,658       74,584
                                                         --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (6,606)      (6,477)
  Net Short-Term Gains:
   Institutional Class Shares..........................    (1,478)        (260)
  Net Long-Term Gains:
   Institutional Class Shares..........................    (3,086)      (2,369)
                                                         --------      --------
    Total Distributions................................   (11,170)      (9,106)
                                                         --------      --------
Capital Share Transactions (1):
  Shares Issued........................................    68,631       90,620
  Shares Issued in Lieu of Cash Distributions..........    11,131        9,105
  Shares Redeemed......................................   (70,283)     (52,903)
                                                         --------      --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................     9,479       46,822
                                                         --------      --------
    Total Increase (Decrease) in Net Assets............    11,967      112,300
Net Assets
  Beginning of Period..................................   402,204      289,904
                                                         --------      --------
  End of Period........................................  $414,171     $402,204
                                                         ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     4,094        6,000
  Shares Issued in Lieu of Cash Distributions..........       679          649
  Shares Redeemed......................................    (4,190)      (3,520)
                                                         --------      --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................       583        3,129
                                                         ========      ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................  $ (1,066)    $  2,600

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Emerging Markets Small   Emerging Markets Value
                                               Emerging Markets Portfolio      Cap Portfolio               Portfolio
                                               ------------------------   -----------------------  ------------------------
                                               Six Months        Year     Six Months      Year     Six Months       Year
                                                  Ended         Ended        Ended       Ended        Ended        Ended
                                                April 30,      Oct. 31,    April 30,    Oct. 31,    April 30,     Oct. 31,
                                                  2018           2017        2018         2017        2018          2017
                                               -----------   -----------  ----------- -----------  -----------  -----------
                                               (Unaudited)                (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $    39,928   $   106,884  $   54,511  $   146,645  $   127,303  $   398,400
  Net Realized Gain (Loss) on:
   Transactions Allocated from Affiliated
    Investment Company*.......................      85,126        (9,141)    245,328      173,759      293,095     (258,290)
   Futures....................................          --         8,254          --        9,252           --       19,890
   Foreign Currency Transactions..............         994           (31)        (77)          78        1,005        2,920
  Change in Unrealized Appreciation
   (Depreciation) of:
   Transactions Allocated from Affiliated
    Investment Company........................     130,204     1,198,559     140,406      931,907      899,083    3,745,161
   Futures....................................          --         1,186          --          854           --        3,766
   Translation of Foreign Currency
    Denominated Amounts.......................         (43)          (71)        (79)        (194)         (97)         (53)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     256,209     1,305,640     440,089    1,262,301    1,320,389    3,911,794
                                               -----------   -----------  ----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares............................          --            --          --           --         (375)        (847)
   Institutional Class Shares.................     (34,123)     (107,522)   (104,901)    (147,304)    (227,276)    (339,766)
  Net Short-Term Gains:
   Institutional Class Shares.................          --            --     (27,396)     (10,357)          --           --
  Net Long-Term Gains:
   Institutional Class Shares.................          --            --    (145,194)    (117,099)          --           --
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Total Distributions.......................     (34,123)     (107,522)   (277,491)    (274,760)    (227,651)    (340,613)
                                               -----------   -----------  ----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................     870,610     1,476,279     746,481    1,554,965    1,373,081    2,459,482
  Shares Issued in Lieu of Cash Distributions.      31,675       100,892     264,108      259,430      216,745      322,816
  Shares Redeemed.............................  (1,495,183)   (1,057,775)   (586,794)  (1,011,728)  (2,256,365)  (3,341,295)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    (592,898)      519,396     423,795      802,667     (666,539)    (558,997)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................    (370,812)    1,717,514     586,393    1,790,208      426,199    3,012,184
Net Assets
  Beginning of Period.........................   6,632,914     4,915,400   7,249,717    5,459,509   19,414,428   16,402,244
                                               -----------   -----------  ----------  -----------  -----------  -----------
  End of Period............................... $ 6,262,102   $ 6,632,914  $7,836,110  $ 7,249,717  $19,840,627  $19,414,428
                                               ===========   ===========  ==========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................      28,329        56,711      30,931       75,223       42,877       90,920
  Shares Issued in Lieu of Cash Distributions.       1,074         3,823      11,543       13,320        7,204       11,717
  Shares Redeemed.............................     (49,442)      (39,854)    (24,229)     (47,673)     (71,182)    (122,531)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     (20,039)       20,680      18,245       40,870      (21,101)     (19,894)
                                               ===========   ===========  ==========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $     3,312   $    (2,493) $  (43,421) $     6,969  $   (93,976) $     6,372

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $144 and $144, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                  Emerging Markets Core
                                                                                    Equity Portfolio
                                                                                ------------------------
                                                                                Six Months       Year
                                                                                   Ended        Ended
                                                                                 April 30,     Oct. 31,
                                                                                   2018          2017
                                                                                -----------  -----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................................. $   192,464  $   463,779
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................................................      74,060      (87,713)
    Affiliated Investment Companies Shares Sold................................        (124)         (17)
    Futures....................................................................      18,221       29,430
    Foreign Currency Transactions..............................................      (1,498)      (3,967)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................   1,009,322    4,549,390
    Affiliated Investment Companies Shares Sold................................         (27)        (115)
    Futures....................................................................     (15,447)       9,334
    Translation of Foreign Currency Denominated Amounts........................        (165)        (275)
                                                                                -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   1,276,806    4,959,846
                                                                                -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................................................    (165,807)    (449,166)
                                                                                -----------  -----------
     Total Distributions.......................................................    (165,807)    (449,166)
                                                                                -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................................................   3,498,439    6,836,743
  Shares Issued in Lieu of Cash Distributions..................................     156,581      422,561
  Shares Redeemed..............................................................  (2,143,242)  (3,397,228)
                                                                                -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions...................   1,511,778    3,862,076
                                                                                -----------  -----------
     Total Increase (Decrease) in Net Assets...................................   2,622,777    8,372,756
Net Assets
  Beginning of Period..........................................................  27,085,722   18,712,966
                                                                                -----------  -----------
  End of Period................................................................ $29,708,499  $27,085,722
                                                                                ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     148,809      342,803
  Shares Issued in Lieu of Cash Distributions..................................       7,041       20,857
  Shares Redeemed..............................................................     (91,153)    (170,351)
                                                                                -----------  -----------
     Net Increase (Decrease) from Shares Issued and Redeemed...................      64,697      193,309
                                                                                ===========  ===========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................... $    32,981  $     6,324

----------
* Net of foreign capital gain taxes withheld of $5 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            Enhanced U.S. Large Company Portfolio
                                               --------------------------------------------------------------  --------------

                                               Six Months      Year      Year      Year      Year      Year     Six Months
                                                  Ended       Ended     Ended     Ended     Ended     Ended        Ended
                                                April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    April 30,
                                                  2018         2017      2016      2015      2014      2013        2018
------------------------------------------------------------------------------------------------------------------------------
                                               (Unaudited)                                                      (Unaudited)
Net Asset Value, Beginning of Period..........  $  14.54     $  12.22  $  12.54  $  13.65  $  11.70  $   9.29  $    15.93
                                                --------     --------  --------  --------  --------  --------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.12         0.18      0.10      0.07      0.07      0.07        0.13
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      0.26         2.63      0.45      0.53      1.94      2.42        0.58
                                                --------     --------  --------  --------  --------  --------  ----------
   Total from Investment Operations...........      0.38         2.81      0.55      0.60      2.01      2.49        0.71
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.13)       (0.13)    (0.08)    (0.05)    (0.06)    (0.08)      (0.13)
  Net Realized Gains..........................     (2.04)       (0.36)    (0.79)    (1.66)       --        --          --
                                                --------     --------  --------  --------  --------  --------  ----------
   Total Distributions........................     (2.17)       (0.49)    (0.87)    (1.71)    (0.06)    (0.08)      (0.13)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  12.75     $  14.54  $  12.22  $  12.54  $  13.65  $  11.70  $    16.51
=============================================  ===========   ========  ========  ========  ========  ========  ===========
Total Return..................................      2.41%(D)    23.53%     4.75%     5.25%    17.18%    26.99%       4.44%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $336,888     $322,347  $238,413  $203,641  $216,719  $212,840  $1,378,573
Ratio of Expenses to Average Net Assets.......      0.15%(E)     0.18%     0.23%     0.24%     0.23%     0.24%       0.17%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................      0.23%(E)     0.24%     0.24%     0.24%     0.23%     0.24%       0.17%(E)
Ratio of Net Investment Income to Average
 Net Assets...................................      1.83%(E)     1.36%     0.80%     0.53%     0.55%     0.63%       1.63%(E)
Portfolio Turnover Rate.......................        48%(D)      122%      119%      223%      202%      139%          3%(D)
------------------------------------------------------------------------------------------------------------------------------

                                                      U.S. Large Cap Equity Portfolio
                                               ----------------------------------------------------
                                                                                             Period
                                                  Year       Year      Year      Year       June 25,
                                                 Ended      Ended     Ended     Ended      2013(a) to
                                                Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                                                  2017       2016      2015      2014         2013
---------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......... $    13.06  $  12.86  $  12.65  $  11.07   $  10.00
                                               ----------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.26      0.25      0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       2.87      0.19      0.21      1.57       1.04
                                               ----------  --------  --------  --------   --------
   Total from Investment Operations...........       3.13      0.44      0.44      1.78       1.10
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.26)    (0.24)    (0.21)    (0.20)     (0.03)
  Net Realized Gains..........................         --        --     (0.02)       --         --
                                               ----------  --------  --------  --------   --------
   Total Distributions........................      (0.26)    (0.24)    (0.23)    (0.20)     (0.03)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    15.93  $  13.06  $  12.86  $  12.65   $  11.07
=============================================  ==========  ========  ========  ========  ==========
Total Return..................................      24.16%     3.51%     3.49%    16.19%     11.01%(D)
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $1,212,883  $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets.......       0.17%     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.17%     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets...................................       1.74%     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.......................         11%       12%       12%        1%         0%(D)
---------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                  U.S. Large Cap Value Portfolio
                                         -------------------------------------------------------------------------------
                                           Six Months        Year         Year         Year         Year         Year
                                              Ended         Ended        Ended        Ended        Ended        Ended
                                            April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                              2018           2017         2016         2015         2014         2013
-------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     38.84     $     32.63  $     33.27  $     33.75  $     29.72  $     22.34
                                         -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.38            0.74         0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        1.03            6.99         0.71        (0.32)        4.02         7.38
                                         -----------     -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations.....        1.41            7.73         1.41         0.37         4.58         7.85
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.34)          (0.70)       (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains.....................       (1.83)          (0.82)       (1.35)       (0.19)          --           --
                                         -----------     -----------  -----------  -----------  -----------  -----------
   Total Distributions..................       (2.17)          (1.52)       (2.05)       (0.85)       (0.55)       (0.47)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     38.08     $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
=======================================  ===========     ===========  ===========  ===========  ===========  ===========
Total Return............................        3.59%(D)       24.11%        4.58%        1.16%       15.49%       35.52%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $24,842,758     $23,732,871  $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net
 Assets (B).............................        0.27%(E)        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).........        0.37%(E)        0.37%        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.96%(E)        2.03%        2.24%        2.04%        1.75%        1.82%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                     U.S. Targeted Value Portfolio-Class R1 Shares
                                                              -----------------------------------------------------------
                                                              Six Months       Year     Year     Year      Year     Year
                                                                 Ended        Ended    Ended    Ended     Ended    Ended
                                                               April 30,     Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                 2018          2017     2016     2015      2014     2013
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 25.15      $ 21.26  $ 21.58  $ 23.19   $ 22.63   $17.28
                                                                -------      -------  -------  -------   -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.14         0.25     0.24     0.26      0.18     0.27
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.46         4.66     0.60    (0.61)     1.86     6.28
                                                                -------      -------  -------  -------   -------   ------
   Total from Investment Operations..........................      0.60         4.91     0.84    (0.35)     2.04     6.55
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.13)       (0.24)   (0.27)   (0.25)    (0.16)   (0.22)
  Net Realized Gains.........................................     (1.09)       (0.78)   (0.89)   (1.01)    (1.32)   (0.98)
                                                                -------      -------  -------  -------   -------   ------
   Total Distributions.......................................     (1.22)       (1.02)   (1.16)   (1.26)    (1.48)   (1.20)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 24.53      $ 25.15  $ 21.26  $ 21.58   $ 23.19   $22.63
============================================================= ===========    ======== ======== ========  ======== ========
Total Return.................................................      2.41%(D)    23.32%    4.21%   (1.33)%    9.47%   40.39%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $54,383      $54,960  $35,661  $40,159   $16,971   $9,470
Ratio of Expenses to Average Net Assets......................      0.47%(E)     0.47%    0.47%    0.47%     0.47%    0.47%
Ratio of Net Investment Income to Average Net Assets.........      1.16%(E)     1.03%    1.16%    1.15%     0.79%    1.42%
Portfolio Turnover Rate......................................         9% (D)      23%      28%      15%       10%      16%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                      U.S. Targeted Value Portfolio-Class R2 Shares
                                                              -------------------------------------------------------------
                                                              Six Months      Year      Year       Year      Year     Year
                                                                 Ended       Ended     Ended      Ended     Ended    Ended
                                                               April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31,
                                                                 2018         2017      2016       2015      2014     2013
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $  25.03     $  21.16  $  21.51  $  23.12   $ 22.57  $ 17.26
                                                               --------     --------  --------  --------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.12         0.21      0.20      0.23      0.15     0.19
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.46         4.65      0.60     (0.61)     1.84     6.31
                                                               --------     --------  --------  --------   -------  -------
   Total from Investment Operations..........................      0.58         4.86      0.80     (0.38)     1.99     6.50
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.12)       (0.21)    (0.26)    (0.22)    (0.12)   (0.21)
  Net Realized Gains.........................................     (1.09)       (0.78)    (0.89)    (1.01)    (1.32)   (0.98)
                                                               --------     --------  --------  --------   -------  -------
   Total Distributions.......................................     (1.21)       (0.99)    (1.15)    (1.23)    (1.44)   (1.19)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  24.40     $  25.03  $  21.16  $  21.51   $ 23.12  $ 22.57
============================================================= ===========   ========  ========  ========   ======== ========
Total Return.................................................      2.32%(D)    23.17%     4.04%    (1.49)%    9.30%   40.10%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $162,517     $156,809  $147,945  $135,412   $82,977  $23,305
Ratio of Expenses to Average Net Assets......................      0.62%(E)     0.62%     0.62%     0.63%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets.........      1.01%(E)     0.90%     1.00%     1.02%     0.64%    0.95%
Portfolio Turnover Rate......................................         9%(D)       23%       28%       15%       10%      16%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   U.S. Targeted Value Portfolio-Institutional Class Shares
                                         ----------------------------------------------------------------------------
                                           Six Months        Year        Year         Year        Year        Year
                                              Ended         Ended       Ended        Ended       Ended       Ended
                                            April 30,      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2018           2017        2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     25.16     $     21.26  $    21.56  $    23.16   $    22.60  $    17.28
                                         -----------     -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.16            0.27        0.25        0.29         0.21        0.24
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.45            4.67        0.60       (0.61)        1.85        6.31
                                         -----------     -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.....        0.61            4.94        0.85       (0.32)        2.06        6.55
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.14)          (0.26)      (0.26)      (0.27)       (0.18)      (0.25)
 Net Realized Gains.....................       (1.09)          (0.78)      (0.89)      (1.01)       (1.32)      (0.98)
                                         -----------     -----------  ----------  ----------   ----------  ----------
   Total Distributions..................       (1.23)          (1.04)      (1.15)      (1.28)       (1.50)      (1.23)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     24.54     $     25.16  $    21.26  $    21.56   $    23.16  $    22.60
=======================================  ===========     ===========  ==========  ==========   ==========  ==========
Total Return............................        2.45%(D)       23.46%       4.29%      (1.20)%       9.58%      40.40%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $10,650,751     $10,528,662  $7,884,683  $6,987,896   $5,490,959  $4,180,974
Ratio of Expenses to Average Net Assets.        0.37%(E)        0.37%       0.37%       0.37%        0.37%       0.37%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.26%(E)        1.13%       1.24%       1.28%        0.90%       1.25%
Portfolio Turnover Rate.................           9%(D)          23%         28%         15%          10%         16%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                       U.S. Small Cap Value Portfolio
                                                              -------------------------------------------------------
                                                                Six Months        Year         Year         Year
                                                                   Ended         Ended        Ended        Ended
                                                                 April 30,      Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018           2017         2016         2015
----------------------------------------------------------------------------------------------------------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period......................... $     39.07     $     32.75  $     33.08  $     35.82
                                                              -----------     -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.19            0.31         0.32         0.41
  Net Gains (Losses) on Securities (Realized and Unrealized).       (3.71)           7.71         1.06        (1.44)
                                                              -----------     -----------  -----------  -----------
   Total from Investment Operations..........................       (3.52)           8.02         1.38        (1.03)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................        0.17           (0.30)       (0.33)       (0.38)
  Net Realized Gains.........................................        1.80           (1.40)       (1.38)       (1.33)
                                                              -----------     -----------  -----------  -----------
   Total Distributions.......................................        1.97           (1.70)       (1.71)       (1.71)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     37.52     $     39.07  $     32.75  $     33.08
============================================================= ===========     ===========  ===========  ===========
Total Return.................................................        1.08%(D)       24.67%        4.49%       (2.83)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $15,206,779     $15,165,867  $12,613,185  $11,680,262
Ratio of Expenses to Average Net Assets......................        0.52%(E)        0.52%        0.52%        0.52%
Ratio of Net Investment Income to Average Net Assets.........        1.01%(E)        0.83%        1.01%        1.18%
Portfolio Turnover Rate......................................           9%(D)          24%          19%          17%
----------------------------------------------------------------------------------------------------------------------

                                                              ------------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                                Oct. 31,    Oct. 31,
                                                                  2014        2013
--------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $     34.48  $    26.57
                                                              -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.23        0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).        2.93        9.41
                                                              -----------  ----------
   Total from Investment Operations..........................        3.16        9.80
--------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.22)      (0.37)
  Net Realized Gains.........................................       (1.60)      (1.52)
                                                              -----------  ----------
   Total Distributions.......................................       (1.82)      (1.89)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     35.82  $    34.48
============================================================= ===========  ==========
Total Return.................................................        9.49%      39.35%
--------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $11,512,306  $9,526,981
Ratio of Expenses to Average Net Assets......................        0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........        0.66%       1.28%
Portfolio Turnover Rate......................................           9%         14%
--------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Core Equity 1 Portfolio
                                           ------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year         Year        Year
                                                Ended         Ended        Ended        Ended        Ended       Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                2018           2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period...... $     22.01     $     18.00  $     17.90  $     17.71  $     15.74  $    12.11
                                           -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........        0.18            0.33         0.33         0.31         0.27        0.25
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............        0.16            4.12         0.30         0.26         2.02        3.62
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations.......        0.34            4.45         0.63         0.57         2.29        3.87
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................        0.16           (0.35)       (0.32)       (0.30)       (0.25)      (0.24)
  Net Realized Gains......................        0.13           (0.09)       (0.21)       (0.08)       (0.07)         --
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total Distributions....................        0.29           (0.44)       (0.53)       (0.38)       (0.32)      (0.24)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     22.64     $     22.01  $     18.00  $     17.90  $     17.71  $    15.74
========================================== ===========     ===========  ===========  ===========  ===========  ==========
Total Return..............................        4.19%(D)       24.93%        3.68%        3.26%       14.72%      32.32%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $22,288,808     $20,762,742  $14,960,159  $13,275,774  $10,780,830  $7,566,179
Ratio of Expenses to Average Net
 Assets...................................        0.18%(E)        0.19%        0.19%        0.19%        0.19%       0.19%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.56%(E)        1.64%        1.88%        1.71%        1.61%       1.79%
Portfolio Turnover Rate...................           1%(D)           3%           4%           4%           5%          1%
---------------------------------------------------------------------------------------------------------------------------

                                                                    U.S. Core Equity 2 Portfolio
                                           ------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year         Year        Year
                                                Ended         Ended        Ended        Ended        Ended       Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                2018           2017         2016         2015         2014        2013
--------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period...... $     20.90     $     17.19  $     17.26  $     17.34  $     15.62  $    11.99
                                           -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........        0.16            0.31         0.31         0.30         0.26        0.24
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       (0.09)           3.83         0.25         0.02         1.86        3.73
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations.......        0.07            4.14         0.56         0.32         2.12        3.97
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................        0.15           (0.31)       (0.30)       (0.28)       (0.24)      (0.24)
  Net Realized Gains......................        0.20           (0.12)       (0.33)       (0.12)       (0.16)      (0.10)
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total Distributions....................        0.35           (0.43)       (0.63)       (0.40)       (0.40)      (0.34)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     21.32     $     20.90  $     17.19  $     17.26  $     17.34  $    15.62
========================================== ===========     ===========  ===========  ===========  ===========  ==========
Total Return..............................        3.72%(D)       24.36%        3.47%        1.92%       13.78%      33.66%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $24,088,937     $22,515,418  $16,851,046  $15,200,564  $12,919,176  $9,989,564
Ratio of Expenses to Average Net
 Assets...................................        0.21%(E)        0.22%        0.22%        0.22%        0.22%       0.22%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.53%(E)        1.59%        1.87%        1.68%        1.55%       1.74%
Portfolio Turnover Rate...................           2%(D)           5%           4%           5%           6%          3%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                     U.S. Vector Equity Portfolio
                                                              ---------------------------------------------------------------
                                                               Six Months       Year        Year         Year        Year
                                                                  Ended        Ended       Ended        Ended       Ended
                                                                April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2018          2017        2016         2015        2014
------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period......................... $    19.16     $    15.93  $    16.22  $    17.04   $    15.62
                                                              ----------     ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.13           0.24        0.25        0.25         0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).      (1.15)          3.65        0.24       (0.30)        1.62
                                                              ----------     ----------  ----------  ----------   ----------
   Total from Investment Operations..........................      (1.02)          3.89        0.49       (0.05)        1.83
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       0.12          (0.23)      (0.25)      (0.24)       (0.19)
  Net Realized Gains.........................................       0.67          (0.43)      (0.53)      (0.53)       (0.22)
                                                              ----------     ----------  ----------  ----------   ----------
   Total Distributions.......................................       0.79          (0.66)      (0.78)      (0.77)       (0.41)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    18.93     $    19.16  $    15.93  $    16.22   $    17.04
============================================================= ===========    ==========  ==========  ==========   ==========
Total Return.................................................       2.92%(D)      24.73%       3.28%      (0.18)%      11.91%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $4,750,253     $4,724,003  $3,822,647  $3,651,529   $3,501,319
Ratio of Expenses to Average Net Assets......................       0.32%(E)       0.32%       0.32%       0.32%        0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.40%(E)       1.36%       1.64%       1.50%        1.26%
Portfolio Turnover Rate......................................          5%(D)         10%         10%         10%          10%
------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 Year
                                                                Ended
                                                               Oct. 31,
                                                                 2013
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    11.61
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).       4.03
                                                              ----------
   Total from Investment Operations..........................       4.23
-------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.20)
  Net Realized Gains.........................................      (0.02)
                                                              ----------
   Total Distributions.......................................      (0.22)
-------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    15.62
============================================================= ==========
Total Return.................................................      36.80%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $2,893,842
Ratio of Expenses to Average Net Assets......................       0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.50%
Portfolio Turnover Rate......................................          3%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                              U.S. Small Cap Portfolio
                                                   -----------------------------------------------------------------------------
                                                     Six Months        Year         Year         Year        Year        Year
                                                       Ended          Ended        Ended        Ended       Ended       Ended
                                                     April 30,       Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018           2017         2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............. $     36.48     $     30.14  $     30.84  $     31.38  $    30.03  $    23.11
                                                   -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................        0.21            0.35         0.34         0.35        0.26        0.35
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.52            7.17         0.77         0.33        2.27        8.13
                                                   -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations...............        0.73            7.52         1.11         0.68        2.53        8.48
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................       (0.19)          (0.35)       (0.35)       (0.33)      (0.24)      (0.36)
  Net Realized Gains..............................       (1.40)          (0.83)       (1.46)       (0.89)      (0.94)      (1.20)
                                                   -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions............................       (1.59)          (1.18)       (1.81)       (1.22)      (1.18)      (1.56)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     35.62     $     36.48  $     30.14  $     30.84  $    31.38  $    30.03
=================================================  ===========     ===========  ===========  ===========  ==========  ==========
Total Return......................................        2.01%(D)       25.21%        3.89%        2.34%       8.67%      39.03%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $17,523,149     $16,931,787  $12,977,199  $10,616,542  $9,247,716  $7,446,827
Ratio of Expenses to Average Net Assets...........        0.37%(E)        0.37%        0.37%        0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average
 Net Assets.......................................        1.17%(E)        1.04%        1.16%        1.10%       0.86%       1.33%
Portfolio Turnover Rate...........................           6%(D)          14%          10%          11%          9%         10%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            U.S. Micro Cap Portfolio
                                                   -------------------------------------------------------------------------
                                                     Six Months      Year        Year        Year        Year        Year
                                                       Ended        Ended       Ended       Ended       Ended       Ended
                                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018         2017        2016        2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............. $    22.76     $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.10           0.16        0.16        0.16        0.14        0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.28           5.12        0.60        0.02        1.35        5.57
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       0.38           5.28        0.76        0.18        1.49        5.76
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.09)         (0.16)      (0.16)      (0.16)      (0.13)      (0.20)
  Net Realized Gains..............................      (1.01)         (0.94)      (1.02)      (1.12)      (0.90)      (0.76)
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (1.10)         (1.10)      (1.18)      (1.28)      (1.03)      (0.96)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    22.04     $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
=================================================  ==========     ==========  ==========  ==========  ==========  ==========
Total Return......................................       1.70%(D)      28.91%       4.32%       1.11%       7.88%      41.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $6,457,528     $6,306,730  $5,128,323  $5,007,091  $5,029,027  $4,695,831
Ratio of Expenses to Average Net Assets...........       0.52%(E)       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average
 Net Assets.......................................       0.87%(E)       0.75%       0.88%       0.82%       0.69%       1.16%
Portfolio Turnover Rate...........................          6%(D)         15%         15%         14%         12%         11%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                      U.S. High Relative Profitability Portfolio
                                      -------------------------------------      ---------------
                                                              Period
                                      Six Months             May 16,               Six Months
                                         Ended              2017(a) to                Ended
                                       April 30,             Oct. 31,               April 30,
                                         2018                  2017                   2018
-------------------------------------------------------------------------------------------------
                                      (Unaudited)                                  (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $  10.93             $  10.00             $    34.99
                                       --------             --------             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....        --                 0.07                   0.69
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      0.74                 0.91                  (2.08)
                                       --------             --------             ----------
   Total from Investment Operations..      0.74                 0.98                  (1.39)
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............     (0.07)               (0.05)                 (0.70)
 Net Realized Gains..................        --                   --                  (0.11)
                                       --------             --------             ----------
   Total Distributions...............     (0.07)               (0.05)                 (0.81)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  11.60             $  10.93             $    32.79
===================================   ==================== ==================    ===========
Total Return (D).....................      6.80%                9.84%                 (4.10)%(D)
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $379,383             $141,073             $8,388,593
Ratio of Expenses to Average Net
 Assets (E)..........................      0.25%                0.23%(C)               0.18%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)) (E)....................      0.27%                0.35%(C)               0.19%(E)
Ratio of Net Investment Income to
 Average Net Assets (E)..............      1.42%                1.45%(C)               4.12%(E)
Portfolio Turnover Rate (D)..........         4%                   0%                     1%(D)
-------------------------------------------------------------------------------------------------

                                          DFA Real Estate Securities Portfolio
                                      -----------------------------------------------------------

                                         Year        Year        Year        Year        Year
                                        Ended       Ended       Ended       Ended       Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                         2017        2016        2015        2014        2013
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period.............................. $    34.32  $    33.04  $    32.24  $    27.77  $    25.83
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.84        1.09        0.90        0.72        0.67
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       1.12        1.18        0.95        4.62        1.95
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..       1.96        2.27        1.85        5.34        2.62
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.98)      (0.99)      (1.05)      (0.87)      (0.68)
 Net Realized Gains..................      (0.31)         --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (1.29)      (0.99)      (1.05)      (0.87)      (0.68)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
===================================   ==========  ==========  ==========  ==========  ==========
Total Return (D).....................       5.86%       6.89%       5.89%      19.80%      10.28%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $8,281,176  $7,260,180  $6,553,192  $6,607,759  $4,677,418
Ratio of Expenses to Average Net
 Assets (E)..........................       0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)) (E)....................       0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to
 Average Net Assets (E)..............       2.43%       3.15%       2.75%       2.48%       2.42%
Portfolio Turnover Rate (D)..........          1%          3%          4%          0%          1%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    Large Cap International Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months       Year         Year         Year        Year        Year
                                                   Ended        Ended        Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2018          2017         2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    23.52     $    19.52  $    20.36   $    21.59   $    22.20  $    18.33
                                               ----------     ----------  ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.32           0.58        0.57         0.58         0.75        0.58
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.40           4.00       (0.86)       (1.24)       (0.62)       3.90
                                               ----------     ----------  ----------   ----------   ----------  ----------
   Total from Investment Operations...........       0.72           4.58       (0.29)       (0.66)        0.13        4.48
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.21)         (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
  Net Realized Gains..........................         --             --          --           --           --          --
                                               ----------     ----------  ----------   ----------   ----------  ----------
   Total Distributions........................      (0.21)         (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    24.03     $    23.52  $    19.52   $    20.36   $    21.59  $    22.20
=============================================  ===========    ==========  ==========   ==========   ==========  ==========
Total Return..................................       3.08%(D)      23.79%      (1.30)%      (3.10)%       0.47%      24.85%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $4,985,826     $4,723,090  $3,527,775   $3,150,334   $3,127,847  $2,755,114
Ratio of Expenses to Average Net Assets.......       0.23%(E)       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.23%(E)       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Net Investment Income to Average
 Net Assets...................................       2.66%(E)       2.72%       2.95%        2.71%        3.35%       2.90%
Portfolio Turnover Rate.......................          3%(D)         10%         10%          10%           4%          5%
----------------------------------------------------------------------------------------------------------------------------

                                                                      International Core Equity Portfolio
                                               --------------------------------------------------------------------------------
                                                 Six Months        Year         Year         Year          Year         Year
                                                    Ended         Ended        Ended        Ended         Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,
                                                    2018           2017         2016         2015          2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $     14.23     $     11.58  $     11.69  $     12.15   $     12.57   $    10.10
                                               -----------     -----------  -----------  -----------   -----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.18            0.34         0.32         0.32          0.38         0.31
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        0.32            2.63        (0.15)       (0.45)        (0.43)        2.47
                                               -----------     -----------  -----------  -----------   -----------   ----------
   Total from Investment Operations...........        0.50            2.97         0.17        (0.13)        (0.05)        2.78
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.12)          (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
  Net Realized Gains..........................          --              --           --           --            --           --
                                               -----------     -----------  -----------  -----------   -----------   ----------
   Total Distributions........................       (0.12)          (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     14.61     $     14.23  $     11.58  $     11.69   $     12.15   $    12.57
=============================================  ===========     ===========  ===========  ===========   ===========   ==========
Total Return..................................        3.57%(D)       26.02%        1.62%       (1.10)%       (0.55)%      27.98%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $29,015,338     $25,443,968  $16,983,011  $14,420,568   $12,294,542   $9,508,466
Ratio of Expenses to Average Net Assets.......        0.30%(E)        0.30%        0.38%        0.38%         0.38%        0.39%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................        0.29%(E)        0.32%        0.38%        0.38%         0.38%        0.39%
Ratio of Net Investment Income to Average
 Net Assets...................................        2.51%(E)        2.62%        2.83%        2.63%         3.01%        2.80%
Portfolio Turnover Rate.......................           2%(D)           6%           2%           4%            7%           3%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                    International Small Company Portfolio
                                -----------------------------------------------------------------------------

                                  Six Months        Year         Year        Year         Year        Year
                                     Ended         Ended        Ended       Ended        Ended       Ended
                                   April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                     2018           2017         2016        2015         2014        2013
---------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     21.52     $     17.78  $     17.78  $    18.24  $    19.40   $    15.28
                                -----------     -----------  -----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.22            0.41         0.43        0.41        0.42         0.42
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.61            4.13         0.48        0.12       (0.62)        4.16
                                -----------     -----------  -----------  ----------  ----------   ----------
   Total from Investment
    Operations.................        0.83            4.54         0.91        0.53       (0.20)        4.58
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.31)          (0.34)       (0.51)      (0.42)      (0.42)       (0.37)
 Net Realized Gains............       (0.67)          (0.46)       (0.40)      (0.57)      (0.54)       (0.09)
                                -----------     -----------  -----------  ----------  ----------   ----------
   Total Distributions.........       (0.98)          (0.80)       (0.91)      (0.99)      (0.96)       (0.46)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     21.37     $     21.52  $     17.78  $    17.78  $    18.24   $    19.40
==============================  ===========     ===========  ===========  ==========  ==========   ==========
Total Return...................        4.02%(D)       26.54%        5.43%       3.30%      (1.09)%      30.66%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $14,325,136     $13,490,290  $10,387,361  $9,323,492  $8,844,517   $8,520,717
Ratio of Expenses to Average
 Net Assets (B)................        0.53%(E)        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....        0.53%(E)        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Net Investment
 Income to Average Net Assets..        2.09%(E)        2.14%        2.47%       2.30%       2.15%        2.47%
---------------------------------------------------------------------------------------------------------------

                                    Global Small Company
                                          Portfolio
                                ----------------------
                                                  Period
                                Six Months       Jan. 18,
                                   Ended        2017(a) to
                                 April 30,       Oct. 31,
                                   2018            2017
-------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................   $ 11.53      $ 10.00
                                  -------      -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.09         0.14
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.29         1.39
                                  -------      -------
   Total from Investment
    Operations.................      0.38         1.53
-------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.17)          --
 Net Realized Gains............     (0.07)          --
                                  -------      -------
   Total Distributions.........     (0.24)          --
-------------------------------------------------------------
Net Asset Value, End of Period.   $ 11.67      $ 11.53
==============================  ===========   ==========
Total Return...................      3.30%(D)    15.30%(D)
-------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $25,696      $15,021
Ratio of Expenses to Average
 Net Assets (B)................      0.49%(E)     0.42%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....      0.93%(E)     1.14%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.52%(E)     1.74%(C)(E)
-------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                   Japanese Small Company Portfolio
                                                    --------------------------------------------------------------  -------------
                                                    Six Months      Year      Year      Year      Year      Year    Six Months
                                                       Ended       Ended     Ended     Ended     Ended     Ended       Ended
                                                     April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   April 30,
                                                       2018         2017      2016      2015      2014      2013       2018
----------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)                                                     (Unaudited)
Net Asset Value, Beginning of Period...............  $  28.56     $  23.01  $  20.46  $  19.15  $  19.33  $  14.99   $  23.71
                                                     --------     --------  --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.26         0.37      0.32      0.25      0.24      0.26       0.38
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.46         5.61      2.51      1.36      0.13      4.21       0.50
                                                     --------     --------  --------  --------  --------  --------   --------
   Total from Investment Operations................      1.72         5.98      2.83      1.61      0.37      4.47       0.88
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.70)       (0.43)    (0.28)    (0.30)    (0.55)    (0.13)     (0.96)
  Net Realized Gains...............................        --           --        --        --        --        --         --
                                                     --------     --------  --------  --------  --------  --------   --------
   Total Distributions.............................     (0.70)       (0.43)    (0.28)    (0.30)    (0.55)    (0.13)     (0.96)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  29.58     $  28.56  $  23.01  $  20.46  $  19.15  $  19.33   $  23.63
=================================================== ===========   ========  ========  ========  ========  ========  ===========
Total Return.......................................      6.09%(D)    26.56%    14.04%     8.62%     2.00%    30.06%      3.79%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $714,836     $647,978  $509,413  $463,997  $508,190  $414,132   $372,669
Ratio of Expenses to Average Net Assets (B)........      0.53%(E)     0.54%     0.54%     0.54%     0.55%     0.56%      0.54%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................      0.63%(E)     0.64%     0.64%     0.57%     0.55%     0.56%      0.64%(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      1.79%(E)     1.50%     1.57%     1.27%     1.25%     1.51%      3.22%(E)
----------------------------------------------------------------------------------------------------------------------------------

                                                     Asia Pacific Small Company Portfolio
                                                    ---------------------------------------------------
                                                      Year      Year       Year       Year      Year
                                                     Ended     Ended      Ended      Ended     Ended
                                                    Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,
                                                      2017      2016       2015       2014      2013
-------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period............... $  21.27  $  19.06  $  22.88   $  24.82   $  23.22
                                                    --------  --------  --------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................     0.74      0.71      0.75       0.83       1.01
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     2.45      2.24     (3.51)     (1.81)      1.37
                                                    --------  --------  --------   --------   --------
   Total from Investment Operations................     3.19      2.95     (2.76)     (0.98)      2.38
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
  Net Realized Gains...............................       --        --        --         --         --
                                                    --------  --------  --------   --------   --------
   Total Distributions.............................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $  23.71  $  21.27  $  19.06   $  22.88   $  24.82
=================================================== ========  ========  ========   ========   ========
Total Return.......................................    15.70%    16.18%   (12.19)%    (3.84)%    10.46%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $332,153  $251,575  $200,270   $364,117   $331,166
Ratio of Expenses to Average Net Assets (B)........     0.54%     0.54%     0.55%      0.55%      0.57%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................     0.64%     0.64%     0.57%      0.55%      0.57%
Ratio of Net Investment Income to Average
 Net Assets........................................     3.41%     3.57%     3.67%      3.53%      4.26%
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     United Kingdom Small Company Portfolio
                                           ----------------------------------------------------------  ----------------
                                           Six Months      Year     Year      Year     Year     Year     Six Months
                                              Ended       Ended    Ended     Ended    Ended    Ended        Ended
                                            April 30,    Oct. 31, Oct. 31,  Oct. 31, Oct. 31, Oct. 31,    April 30,
                                              2018         2017     2016      2015     2014     2013        2018
------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)                                                   (Unaudited)
Net Asset Value, Beginning of Period......   $ 32.67     $ 27.21  $ 35.50   $ 35.92  $ 36.96  $ 27.81   $  28.24
                                             -------     -------  -------   -------  -------  -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.43        0.87     1.18      1.06     0.95     0.88       0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      0.87        6.67    (6.55)     1.95    (0.65)    9.17       0.65
                                             -------     -------  -------   -------  -------  -------   --------
   Total from Investment Operations.......      1.30        7.54    (5.37)     3.01     0.30    10.05       0.91
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................     (0.44)      (0.93)   (1.29)    (1.05)   (0.93)   (0.90)     (0.07)
  Net Realized Gains......................     (2.13)      (1.15)   (1.63)    (2.38)   (0.41)      --      (0.21)
                                             -------     -------  -------   -------  -------  -------   --------
   Total Distributions....................     (2.57)      (2.08)   (2.92)    (3.43)   (1.34)   (0.90)     (0.28)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $ 31.40     $ 32.67  $ 27.21   $ 35.50  $ 35.92  $ 36.96   $  28.87
========================================== ===========   ======== ========  ======== ======== ======== ===========
Total Return..............................      4.43%(D)   29.28%  (16.20)%    9.43%    0.73%   36.81%      3.27%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....   $42,928     $45,177  $32,323   $35,637  $35,050  $37,096   $767,244
Ratio of Expenses to Average Net
 Assets (B)...............................      0.58%(E)    0.59%    0.59%     0.58%    0.58%    0.59%      0.54%(B)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly)) (B)....................      0.68%(E)    0.71%    0.71%     0.62%    0.62%    0.63%      0.64%(B)(E)
Ratio of Net Investment Income to Average
 Net Assets...............................      2.77%(E)    2.93%    3.87%     2.99%    2.50%    2.79%      1.82%(E)
------------------------------------------------------------------------------------------------------------------------

                                                  Continental Small Company Portfolio
                                           -------------------------------------------------------------
                                               Year         Year         Year         Year         Year
                                              Ended        Ended        Ended        Ended        Ended
                                             Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                               2017         2016         2015         2014         2013
-----------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...... $  21.48     $  20.74     $  19.34     $  20.26     $  14.51
                                           --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........     0.45         0.43         0.43         0.42         0.37
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     6.73         0.72         1.38        (0.90)        5.78
                                           --------     --------     --------     --------     --------
   Total from Investment Operations.......     7.18         1.15         1.81        (0.48)        6.15
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................    (0.42)       (0.41)       (0.41)       (0.44)       (0.40)
  Net Realized Gains......................       --           --           --           --           --
                                           --------     --------     --------     --------     --------
   Total Distributions....................    (0.42)       (0.41)       (0.41)       (0.44)       (0.40)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $  28.24     $  21.48     $  20.74     $  19.34     $  20.26
========================================== ========     ========     ========     ========     ========
Total Return..............................    33.68%        5.70%        9.37%       (2.68)%      42.99%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $592,347     $292,117     $278,024     $168,961     $170,806
Ratio of Expenses to Average Net
 Assets (B)...............................     0.56%(B)     0.54%(B)     0.55%(B)     0.56%(B)     0.58%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly)) (B)....................     0.66%(B)     0.64%(B)     0.58%(B)     0.56%(B)     0.58%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................     1.78%        2.08%        2.09%        1.97%        2.16%
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                       DFA International Real Estate Securities Portfolio
                                           --------------------------------------------------------------------------
                                                            Period
                                            Six Months     July 10,      Year         Year        Year        Year
                                               Ended      2017(a) to    Ended        Ended       Ended       Ended
                                             April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                               2018          2017        2016         2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period...... $     5.07     $     5.23  $     5.27  $     5.63   $     5.48  $     5.67
                                           ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.11           0.21        0.20        0.19         0.22        0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.27           0.04       (0.15)      (0.22)        0.19        0.25
                                           ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.......       0.38           0.25        0.05       (0.03)        0.41        0.47
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.22)         (0.41)      (0.09)      (0.33)       (0.26)      (0.66)
  Net Realized Gains......................         --             --          --          --           --          --
                                           ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions....................      (0.22)         (0.41)      (0.09)      (0.33)       (0.26)      (0.66)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     5.23     $     5.07  $     5.23  $     5.27   $     5.63  $     5.48
========================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return..............................       7.58%(D)       5.46%       1.05%      (0.37)%       8.21%       9.24%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $5,797,821     $5,497,753  $4,181,623  $3,540,092   $3,088,376  $2,158,977
Ratio of Expenses to Average Net
 Assets...................................       0.27%(E)       0.28%       0.28%       0.32%        0.38%       0.39%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.28%(E)       0.28%       0.28%       0.32%        0.38%       0.39%
Ratio of Net Investment Income to Average
 Net Assets...............................       4.39%(E)       4.19%       3.71%       3.64%        4.14%       4.07%
Portfolio Turnover Rate...................          3%             1%          1%          2%           1%          5%
-----------------------------------------------------------------------------------------------------------------------

                                                                   DFA Global Real Estate Securities Portfolio
                                           -----------------------------------------------------------------------------

                                              Six Months          Year           Year           Year           Year
                                                 Ended           Ended          Ended          Ended          Ended
                                               April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                                 2018             2017           2016           2015           2014
-------------------------------------------------------------------------------------------------------------------------
                                              (Unaudited)
Net Asset Value, Beginning of Period...... $    10.90        $    10.84     $    10.59     $    10.63     $     9.59
                                           ----------        ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.30              0.43           0.27           0.44           0.31
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      (0.28)             0.15           0.23          (0.09)          1.05
                                           ----------        ----------     ----------     ----------     ----------
   Total from Investment Operations.......       0.02              0.58           0.50           0.35           1.36
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.34)            (0.49)         (0.25)         (0.39)         (0.32)
  Net Realized Gains......................      (0.07)            (0.03)            --             --             --
                                           ----------        ----------     ----------     ----------     ----------
   Total Distributions....................      (0.41)            (0.52)         (0.25)         (0.39)         (0.32)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    10.51        $    10.90     $    10.84     $    10.59     $    10.63
========================================== ===========       ==========     ==========     ==========     ==========
Total Return..............................       0.01%(D)          5.82%          4.87%          3.44%         14.98%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $7,145,116        $6,753,782     $4,888,955     $4,059,916     $3,305,472
Ratio of Expenses to Average Net
 Assets...................................       0.24%(B)(E)       0.24%(B)       0.24%(B)       0.27%(B)       0.32%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.35%(B)(E)       0.37%(B)       0.38%(B)       0.45%(B)       0.55%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................       5.64%(E)          4.03%          2.45%          4.16%          3.21%
Portfolio Turnover Rate...................          3%(D)             2%             2%             1%           N/A
-------------------------------------------------------------------------------------------------------------------------

                                           -----------

                                                Year
                                               Ended
                                              Oct. 31,
                                                2013
---------------------------------------------------------

Net Asset Value, Beginning of Period...... $     9.33
                                           ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.49
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.37
                                           ----------
   Total from Investment Operations.......       0.86
---------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.60)
  Net Realized Gains......................         --
                                           ----------
   Total Distributions....................      (0.60)
---------------------------------------------------------
Net Asset Value, End of Period............ $     9.59
========================================== ==========
Total Return..............................       9.74%
---------------------------------------------------------
Net Assets, End of Period (thousands)..... $2,082,707
Ratio of Expenses to Average Net
 Assets...................................       0.32%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.55%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................       5.18%
Portfolio Turnover Rate...................        N/A
---------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 DFA International Small Cap Value Portfolio
                                               -------------------------------------------------------------------------------
                                                 Six Months        Year         Year         Year         Year         Year
                                                    Ended         Ended        Ended        Ended        Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                    2018           2017         2016         2015         2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $     23.51     $     19.31  $     19.44  $     19.55  $     20.17  $     15.16
                                               -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.22            0.39         0.44         0.38         0.37         0.37
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        0.37            4.72         0.29         0.22        (0.34)        5.21
                                               -----------     -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations...........        0.59            5.11         0.73         0.60         0.03         5.58
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.46)          (0.29)       (0.58)       (0.37)       (0.35)       (0.36)
  Net Realized Gains..........................       (0.74)          (0.62)       (0.28)       (0.34)       (0.30)       (0.21)
                                               -----------     -----------  -----------  -----------  -----------  -----------
   Total Distributions........................       (1.20)          (0.91)       (0.86)       (0.71)       (0.65)       (0.57)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     22.90     $     23.51  $     19.31  $     19.44  $     19.55  $     20.17
=============================================  ===========     ===========  ===========  ===========  ===========  ===========
Total Return..................................        2.64%(D)       27.49%        4.09%        3.31%        0.13%       37.79%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $16,241,192     $16,162,471  $13,009,729  $12,577,575  $11,684,771  $11,148,899
Ratio of Expenses to Average Net Assets.......        0.68%(E)        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................        0.68%(E)        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Net Investment Income to Average
 Net Assets...................................        1.89%(E)        1.85%        2.38%        1.94%        1.78%        2.16%
Portfolio Turnover Rate.......................          11%(D)          21%          19%          18%           8%           9%
--------------------------------------------------------------------------------------------------------------------------------

                                                                  International Vector Equity Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months       Year        Year         Year         Year        Year
                                                   Ended        Ended       Ended        Ended        Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                   2018          2017        2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    13.33     $    10.78  $    10.76  $    11.26   $    11.75   $     9.33
                                               ----------     ----------  ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.15           0.28        0.28        0.28         0.32         0.26
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.35           2.57        0.05       (0.41)       (0.43)        2.44
                                               ----------     ----------  ----------  ----------   ----------   ----------
   Total from Investment Operations...........       0.50           2.85        0.33       (0.13)       (0.11)        2.70
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.15)         (0.28)      (0.27)      (0.27)       (0.30)       (0.25)
  Net Realized Gains..........................      (0.05)         (0.02)      (0.04)      (0.10)       (0.08)       (0.03)
                                               ----------     ----------  ----------  ----------   ----------   ----------
   Total Distributions........................      (0.20)         (0.30)      (0.31)      (0.37)       (0.38)       (0.28)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    13.63     $    13.33  $    10.78  $    10.76   $    11.26   $    11.75
=============================================  ===========    ==========  ==========  ==========   ==========   ==========
Total Return..................................       3.81%(D)      26.83%       3.21%      (1.14)%      (1.05)%      29.52%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $2,698,738     $2,529,852  $1,856,474  $1,594,914   $1,305,553   $1,090,774
Ratio of Expenses to Average Net Assets.......       0.48%(E)       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.48%(E)       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Net Investment Income to Average
 Net Assets...................................       2.25%(E)       2.36%       2.73%       2.50%        2.64%        2.51%
Portfolio Turnover Rate.......................          7%(D)          5%          4%          8%           8%           2%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              International High Relative
                                                                Profitability Portfolio
                                                             ----------------------        ----------------
                                                                               Period
                                                             Six Months       May 16,        Six Months
                                                                Ended        2017(a) to         Ended
                                                              April 30,       Oct. 31,        April 30,
                                                                2018            2017            2018
------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)                     (Unaudited)
Net Asset Value, Beginning of Period........................  $  10.68      $ 10.00         $  12.71
                                                              --------      -------         --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.14         0.08             0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.13         0.66             0.48
                                                              --------      -------         --------
   Total from Investment Operations.........................      0.27         0.74             0.64
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.07)       (0.06)           (0.20)
 Net Realized Gains.........................................        --           --               --
                                                              --------      -------         --------
   Total Distributions......................................     (0.07)       (0.06)           (0.20)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  10.88      $ 10.68         $  13.15
===========================================================  ===========   ==========      ===========
Total Return................................................      2.57%(D)     7.38%(D)         5.11%(D)
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $182,228      $67,793         $248,868
Ratio of Expenses to Average Net Assets.....................      0.35%(E)     0.31%(C)(E)      0.51%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................      0.36%(E)     0.65%(C)(E)      0.73%(B)(E)
Ratio of Net Investment Income to Average Net Assets........      2.57%(E)     1.76%(C)(E)      2.54%(E)
Portfolio Turnover Rate.....................................         3%(D)        2%             N/A
------------------------------------------------------------------------------------------------------------

                                                                       World ex U.S. Value Portfolio
                                                             -------------------------------------------------------------

                                                                 Year         Year         Year         Year         Year
                                                                Ended        Ended        Ended        Ended        Ended
                                                               Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                                 2017         2016         2015         2014         2013
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $  10.31     $  10.28     $  11.43     $  11.93     $   9.94
                                                             --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.31         0.31         0.30         0.42         0.29
 Net Gains (Losses) on Securities (Realized and Unrealized).     2.33         0.03        (1.18)       (0.50)        2.02
                                                             --------     --------     --------     --------     --------
   Total from Investment Operations.........................     2.64         0.34        (0.88)       (0.08)        2.31
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
 Net Realized Gains.........................................       --           --           --           --           --
                                                             --------     --------     --------     --------     --------
   Total Distributions......................................    (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  12.71     $  10.31     $  10.28     $  11.43     $  11.93
===========================================================  ========     ========     ========     ========     ========
Total Return................................................    25.97%        3.54%       (7.77)%      (0.81)%      23.61%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $246,551     $188,154     $155,301     $113,951     $117,587
Ratio of Expenses to Average Net Assets.....................     0.52%(B)     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................     0.75%(B)     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)
Ratio of Net Investment Income to Average Net Assets........     2.69%        3.20%        2.69%        3.54%        2.61%
Portfolio Turnover Rate.....................................      N/A          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                    World ex U.S. Targeted Value Portfolio
                                                    ---------------------------------------------------------------
                                                                                                               Period
                                                    Six Months      Year      Year       Year      Year       Nov. 1,
                                                       Ended       Ended     Ended      Ended     Ended      2012(a) to
                                                     April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                                                       2018         2017      2016       2015      2014         2013
---------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............  $  15.06     $  12.04  $  11.44  $  12.08   $  12.46   $ 10.00
                                                     --------     --------  --------  --------   --------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.12         0.28      0.25      0.23       0.23      0.20
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.39         3.01      0.55     (0.58)     (0.22)     2.46
                                                     --------     --------  --------  --------   --------   -------
   Total from Investment Operations................      0.51         3.29      0.80     (0.35)      0.01      2.66
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.08)       (0.27)    (0.20)    (0.26)     (0.24)    (0.20)
  Net Realized Gains...............................     (0.26)          --        --     (0.03)     (0.15)       --
                                                     --------     --------  --------  --------   --------   -------
   Total Distributions.............................     (0.34)       (0.27)    (0.20)    (0.29)     (0.39)    (0.20)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  15.23     $  15.06  $  12.04  $  11.44   $  12.08   $ 12.46
=================================================== ===========   ========  ========  ========   ========  ==========
Total Return.......................................      3.50%(D)    27.61%     7.18%    (2.88)%     0.06%    26.90%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $527,259     $466,504  $281,212  $227,731   $151,096   $96,010
Ratio of Expenses to Average Net Assets............      0.66%(E)     0.67%     0.76%     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................      0.66%(E)     0.67%     0.77%     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      1.59%(E)     2.04%     2.18%     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate............................        11%(D)       17%       28%        1%       N/A       N/A
---------------------------------------------------------------------------------------------------------------------------

                                                                          World ex U.S. Core Equity Portfolio
                                                    --------------------------------------------------------------

                                                     Six Months       Year        Year         Year        Year
                                                        Ended        Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014
-------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    12.15     $     9.93  $     9.83  $    10.49   $  10.77
                                                    ----------     ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.13           0.27        0.26        0.26       0.28
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.36           2.21        0.08       (0.72)     (0.27)
                                                    ----------     ----------  ----------  ----------   --------
   Total from Investment Operations................       0.49           2.48        0.34       (0.46)      0.01
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.09)         (0.26)      (0.24)      (0.20)     (0.28)
  Net Realized Gains...............................         --             --          --          --      (0.01)
                                                    ----------     ----------  ----------  ----------   --------
   Total Distributions.............................      (0.09)         (0.26)      (0.24)      (0.20)     (0.29)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    12.55     $    12.15  $     9.93  $     9.83   $  10.49
=================================================== ===========    ==========  ==========  ==========   ========
Total Return.......................................       4.09%(D)      25.33%       3.58%      (4.50)%    (0.04)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $3,253,706     $2,805,367  $1,656,445  $1,170,828   $406,648
Ratio of Expenses to Average Net Assets............       0.39%(E)       0.40%       0.47%       0.47%      0.47%
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................       0.37%(E)       0.40%       0.47%       0.52%      0.88%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.13%(E)       2.48%       2.67%       2.54%      2.59%
Portfolio Turnover Rate............................          2%(D)          4%          1%          1%       N/A
-------------------------------------------------------------------------------------------------------------------

                                                    ----------
                                                        Period
                                                       April 9,
                                                      2013(a) to
                                                       Oct. 31,
                                                         2013
--------------------------------------------------------------------

Net Asset Value, Beginning of Period...............  $  10.00
                                                     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.77
                                                     --------
   Total from Investment Operations................      0.95
--------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.18)
  Net Realized Gains...............................        --
                                                     --------
   Total Distributions.............................     (0.18)
--------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  10.77
=================================================== ==========
Total Return.......................................      9.62%(D)
--------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $129,720
Ratio of Expenses to Average Net Assets............      0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................      0.97%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      3.12%(C)(E)
Portfolio Turnover Rate............................       N/A
--------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          World Core Equity Portfolio
                                                         -------------------------------------------------------------
                                                         Six Months      Year      Year       Year      Year     Year
                                                            Ended       Ended     Ended      Ended     Ended    Ended
                                                          April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31,
                                                            2018         2017      2016       2015      2014     2013
------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................  $  16.06     $  13.14  $  12.94  $  13.33   $ 12.71   $10.24
                                                          --------     --------  --------  --------   -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.12         0.29      0.27      0.26      0.17     0.23
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.53         2.98      0.20     (0.35)     0.87     2.47
                                                          --------     --------  --------  --------   -------   ------
   Total from Investment Operations.....................      0.65         3.27      0.47     (0.09)     1.04     2.70
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.12)       (0.30)    (0.26)    (0.26)    (0.24)   (0.23)
  Net Realized Gains....................................     (0.03)       (0.05)    (0.01)    (0.04)    (0.18)      --
                                                          --------     --------  --------  --------   -------   ------
   Total Distributions..................................     (0.15)       (0.35)    (0.27)    (0.30)    (0.42)   (0.23)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  16.56     $  16.06  $  13.14  $  12.94   $ 13.33   $12.71
======================================================== ===========   ========  ========  ========   ======== ========
Total Return............................................      4.04%(D)    25.14%     3.73%    (0.61)%    8.36%   26.77%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $697,402     $546,891  $370,229  $202,655   $75,707   $1,728
Ratio of Expenses to Average Net Assets (B).............      0.35%(E)     0.35%     0.35%     0.35%     0.35%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.60%(E)     0.60%     0.64%     0.65%     0.97%    5.71%
Ratio of Net Investment Income to Average Net Assets....      1.44%(E)     1.95%     2.14%     1.95%     1.27%    2.01%
------------------------------------------------------------------------------------------------------------------------

                                                                   Selectively Hedged Global Equity Portfolio
                                                         --------------------------------------------------------------
                                                         Six Months      Year      Year       Year      Year      Year
                                                            Ended       Ended     Ended      Ended     Ended     Ended
                                                          April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                            2018         2017      2016       2015      2014      2013
------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................  $  16.52     $  13.67  $  13.50  $  14.20   $  13.63  $ 10.87
                                                          --------     --------  --------  --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.12         0.29      0.26      0.27       0.27     0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.44         2.98      0.30     (0.34)      0.76     2.65
                                                          --------     --------  --------  --------   --------  -------
   Total from Investment Operations.....................      0.56         3.27      0.56     (0.07)      1.03     2.89
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.27)       (0.30)    (0.35)    (0.42)     (0.32)   (0.10)
  Net Realized Gains....................................     (0.19)       (0.12)    (0.04)    (0.21)     (0.14)   (0.03)
                                                          --------     --------  --------  --------   --------  -------
   Total Distributions..................................     (0.46)       (0.42)    (0.39)    (0.63)     (0.46)   (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  16.62     $  16.52  $  13.67  $  13.50   $  14.20  $ 13.63
======================================================== ===========   ========  ========  ========   ========  ========
Total Return............................................      3.38%(D)    24.54%     4.32%    (0.34)%     7.83%   26.86%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $414,171     $402,204  $289,904  $245,106   $147,276  $91,348
Ratio of Expenses to Average Net Assets (B).............      0.34%(E)     0.35%     0.35%     0.40%      0.40%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.61%(E)     0.62%     0.64%     0.66%      0.69%    0.72%
Ratio of Net Investment Income to Average Net Assets....      1.42%(E)     1.90%     2.03%     1.93%      1.94%    1.93%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            Emerging Markets Portfolio
                                                    --------------------------------------------------------------------------
                                                     Six Months       Year        Year         Year        Year        Year
                                                        Ended        Ended       Ended        Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014        2013
--------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    29.55     $    24.12  $    22.17  $    26.64   $    26.97  $    26.06
                                                    ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.19           0.49        0.45        0.49         0.56        0.52
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.72           5.43        1.95       (4.54)       (0.20)       1.17
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations................       0.91           5.92        2.40       (4.05)        0.36        1.69
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................       0.17          (0.49)      (0.45)      (0.42)       (0.53)      (0.50)
  Net Realized Gains...............................         --             --          --          --        (0.16)      (0.28)
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions.............................       0.17          (0.49)      (0.45)      (0.42)       (0.69)      (0.78)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    30.63     $    29.55  $    24.12  $    22.17   $    26.64  $    26.97
=================================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return.......................................       4.24%(D)      24.83%      11.01%     (15.24)%       1.33%       6.58%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $6,262,102     $6,632,914  $4,915,400  $4,321,530   $4,073,698  $3,655,740
Ratio of Expenses to Average Net Assets (B)........       0.48%(E)       0.50%       0.56%       0.57%        0.56%       0.57%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................       0.58%(E)       0.60%       0.66%       0.60%        0.56%       0.57%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.25%(E)       1.88%       2.04%       1.97%        2.11%       1.97%
--------------------------------------------------------------------------------------------------------------------------------

                                                                       Emerging Markets Small Cap Portfolio
                                                    --------------------------------------------------------------------------
                                                     Six Months       Year        Year         Year        Year        Year
                                                        Ended        Ended       Ended        Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014        2013
-------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    23.49     $    20.39  $    18.51  $    21.42   $    21.10  $    20.33
                                                    ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.17           0.49        0.45        0.43         0.43        0.40
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       1.20           3.58        2.04       (2.53)        0.62        1.37
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations................       1.37           4.07        2.49       (2.10)        1.05        1.77
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.34)         (0.51)      (0.47)      (0.41)       (0.40)      (0.39)
  Net Realized Gains...............................      (0.55)         (0.46)      (0.14)      (0.40)       (0.33)      (0.61)
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions.............................      (0.89)         (0.97)      (0.61)      (0.81)       (0.73)      (1.00)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    23.97     $    23.49  $    20.39  $    18.51   $    21.42  $    21.10
=================================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return.......................................       6.02%(D)      21.00%      13.96%      (9.88)%       5.12%       8.92%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $7,836,110     $7,249,717  $5,459,509  $4,845,174   $4,860,603  $4,041,863
Ratio of Expenses to Average Net Assets (B)........       0.71%(E)       0.73%       0.72%       0.73%        0.72%       0.75%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................       0.91%(E)       0.93%       0.92%       0.78%        0.72%       0.75%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.42%(E)       2.32%       2.43%       2.16%        2.02%       1.91%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   Emerging Markets Value Portfolio-Class R2 Shares
                                                             ------------------------------------------------------------
                                                             Six Months      Year     Year     Year      Year      Year
                                                                Ended       Ended    Ended    Ended     Ended     Ended
                                                              April 30,    Oct. 31, Oct. 31, Oct. 31,  Oct. 31,  Oct. 31,
                                                                2018         2017     2016     2015      2014      2013
--------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................   $ 30.13     $ 24.71  $ 22.18  $ 27.79   $ 29.27   $  28.21
                                                               -------     -------  -------  -------   -------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.16        0.31     0.46     0.49      0.59       0.47
 Net Gains (Losses) on Securities (Realized and Unrealized).      1.87        5.60     2.75    (5.61)    (1.10)      1.68
                                                               -------     -------  -------  -------   -------   --------
   Total from Investment Operations.........................      2.03        5.91     3.21    (5.12)    (0.51)      2.15
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.35)      (0.49)   (0.68)   (0.49)    (0.55)     (0.50)
 Net Realized Gains.........................................        --          --       --       --     (0.42)     (0.59)
                                                               -------     -------  -------  -------   -------   --------
   Total Distributions......................................     (0.35)      (0.49)   (0.68)   (0.49)    (0.97)     (1.09)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................   $ 31.81     $ 30.13  $ 24.71  $ 22.18   $ 27.79   $  29.27
===========================================================  ===========   ======== ======== ========  ========  ========
Total Return................................................      6.83%(D)   24.11%   14.98%  (18.49)%   (1.75)%     7.75%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................   $29,362     $31,198  $97,923  $74,076   $99,066   $106,070
Ratio of Expenses to Average Net Assets (B).................      0.81%(E)    0.81%    0.81%    0.81%     0.80%      0.82%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid Indirectly) (B)........      0.91%(E)    0.91%    0.91%    0.84%     0.80%      0.82%
Ratio of Net Investment Income to Average Net Assets........      1.03%(E)    1.19%    2.08%    1.93%     2.09%      1.65%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           Emerging Markets Value Portfolio-Institutional Class Shares
                                ---------------------------------------------------------------------------------
                                  Six Months        Year         Year         Year          Year          Year
                                     Ended         Ended        Ended        Ended         Ended         Ended
                                   April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                     2018           2017         2016         2015          2014          2013
------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     30.32     $     24.84  $     22.22  $     27.81   $     29.28   $     28.22
                                -----------     -----------  -----------  -----------   -----------   -----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.20            0.61         0.51         0.54          0.66          0.55
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        1.88            5.40         2.77        (5.60)        (1.10)         1.67
                                -----------     -----------  -----------  -----------   -----------   -----------
   Total from Investment
    Operations.................        2.08            6.01         3.28        (5.06)        (0.44)         2.22
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.36)          (0.53)       (0.66)       (0.53)        (0.61)        (0.57)
 Net Realized Gains............          --              --           --           --         (0.42)        (0.59)
                                -----------     -----------  -----------  -----------   -----------   -----------
   Total Distributions.........       (0.36)          (0.53)       (0.66)       (0.53)        (1.03)        (1.16)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     32.04     $     30.32  $     24.84  $     22.22   $     27.81   $     29.28
==============================  ===========     ===========  ===========  ===========   ===========   ===========
Total Return...................        6.95%(D)       24.41%       15.23%      (18.27)%       (1.51)%        8.01%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $19,811,265     $19,383,230  $16,304,321  $14,834,888   $18,647,276   $19,162,837
Ratio of Expenses to Average
 Net Assets (B)................        0.56%(E)        0.57%        0.56%        0.56%         0.55%         0.57%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and (Fees Paid Indirectly))
 (B)...........................        0.66%(E)        0.67%        0.66%        0.59%         0.55%         0.57%
Ratio of Net Investment
 Income to Average Net Assets..        1.28%(E)        2.23%        2.31%        2.12%         2.35%         1.91%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     Emerging Markets Core Equity Portfolio
                                --------------------------------------------------------------------------------
                                  Six Months        Year         Year         Year          Year         Year
                                     Ended         Ended        Ended        Ended         Ended        Ended
                                   April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,
                                     2018           2017         2016         2015          2014         2013
-----------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     22.38     $     18.40  $     16.81  $     20.08   $     20.09  $     19.00
                                -----------     -----------  -----------  -----------   -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.15            0.42         0.37         0.39          0.42         0.39
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.63            3.95         1.59        (3.29)        (0.03)        1.07
                                -----------     -----------  -----------  -----------   -----------  -----------
   Total from Investment
    Operations.................        0.78            4.37         1.96        (2.90)         0.39         1.46
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........        0.14           (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
                                -----------     -----------  -----------  -----------   -----------  -----------
   Total Distributions.........        0.14           (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     23.30     $     22.38  $     18.40  $     16.81   $     20.08  $     20.09
==============================  ===========     ===========  ===========  ===========   ===========  ===========
Total Return...................        4.75%(D)       24.02%       11.87%      (14.49)%        1.89%        7.75%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $29,708,499     $27,085,722  $18,712,966  $14,856,878   $15,727,547  $13,020,962
Ratio of Expenses to Average
 Net Assets....................        0.53%(E)        0.55%        0.61%        0.62%         0.61%        0.63%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......        0.52%(E)        0.56%        0.61%        0.62%         0.61%        0.63%
Ratio of Net Investment
 Income to Average Net Assets..        1.33%(E)        2.08%        2.20%        2.06%         2.10%        1.97%
Portfolio Turnover Rate........           2%(D)           4%           3%           5%            2%           1%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which thirty-four (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). International Small Company Portfolio invests in five Master Funds within DFAITC. Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. At April 30, 2018, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                 Percentage
                                                                                  Ownership
Feeder Funds                            Master/Underlying Funds                  at 04/30/18
------------                            -----------------------                  -----------
U.S. Large Cap Value Portfolio          The U.S. Large Cap Value Series              86%
Japanese Small Company Portfolio        The Japanese Small Company Series            16%
Asia Pacific Small Company Portfolio    The Asia Pacific Small Company Series        19%
United Kingdom Small Company Portfolio  The United Kingdom Small Company Series       2%
Continental Small Company Portfolio     The Continental Small Company Series         12%
Emerging Markets Portfolio              The Emerging Markets Series                  99%
Emerging Markets Small Cap Portfolio    The Emerging Markets Small Cap Series        99%
Emerging Markets Value Portfolio        Dimensional Emerging Markets Value Fund      99%

                                                                                 Percentage
                                                                                  Ownership
Fund of Funds                           Master/Underlying Funds                  at 04/30/18
-------------                           -----------------------                  -----------
International Small Company Portfolio   The Continental Small Company Series         87%
                                        The Japanese Small Company Series            84%
                                        The United Kingdom Small Company Series      97%
                                        The Asia Pacific Small Company Series        81%
                                        The Canadian Small Company Series            97%

Global Small Company Portfolio          U.S. Small Cap Portfolio                      --
                                        The Continental Small Company Series          --
                                        The Japanese Small Company Series             --
                                        The Asia Pacific Small Company Series         --
                                        The Canadian Small Company Series             --
                                        The Emerging Markets Small Cap Series         --
                                        The United Kingdom Small Company Series       --

                                                                                                  Percentage
                                                                                                   Ownership
Fund of Funds                                 Master/Underlying Funds                             at 04/30/18
-------------                                 -----------------------                             -----------
DFA Global Real Estate Securities Portfolio*  DFA Real Estate Securities Portfolio                    18%
                                              DFA International Real Estate Securities Portfolio      43%

World ex U.S. Value Portfolio                 Dimensional Emerging Markets Value Fund                  --
                                              DFA International Small Cap Value Portfolio              --
                                              The DFA International Value Series                       1%

World Core Equity Portfolio                   U.S. Core Equity 1 Portfolio                             2%
                                              International Core Equity Portfolio                      1%
                                              Emerging Markets Core Equity Portfolio                   --

Selectively Hedged Global Equity Portfolio    U.S. Core Equity 2 Portfolio                             1%
                                              International Core Equity Portfolio                      --
                                              Emerging Markets Core Equity Portfolio                   --

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests primarily in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real

Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and International High Relative Profitability Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board

(unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               Enhanced U.S. Large Company Portfolio...... 0.20%
               U.S. Large Cap Equity Portfolio............ 0.15%
               U.S. Large Cap Value Portfolio............. 0.25%
               U.S. Targeted Value Portfolio.............. 0.35%
               U.S. Small Cap Value Portfolio............. 0.50%
               U.S. Core Equity 1 Portfolio............... 0.17%
               U.S. Core Equity 2 Portfolio............... 0.20%
               U.S. Vector Equity Portfolio............... 0.30%
               U.S. Small Cap Portfolio................... 0.35%
               U.S. Micro Cap Portfolio................... 0.50%
               U.S. High Relative Profitability Portfolio. 0.20%

           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.20%
           International Core Equity Portfolio................. 0.27%
           International Small Company Portfolio............... 0.40%
           Global Small Company Portfolio...................... 0.45%
           Japanese Small Company Portfolio.................... 0.50%
           Asia Pacific Small Company Portfolio................ 0.50%
           United Kingdom Small Company Portfolio.............. 0.50%
           Continental Small Company Portfolio................. 0.50%
           DFA International Real Estate Securities Portfolio.. 0.25%
           DFA Global Real Estate Securities Portfolio......... 0.20%
           DFA International Small Cap Value Portfolio......... 0.65%
           International Vector Equity Portfolio............... 0.45%
           International High Relative Profitability Portfolio. 0.25%
           World ex U.S. Value Portfolio....................... 0.47%
           World ex U.S. Targeted Value Portfolio.............. 0.58%
           World ex U.S. Core Equity Portfolio................. 0.32%
           World Core Equity Portfolio......................... 0.30%
           Selectively Hedged Global Equity Portfolio.......... 0.30%
           Emerging Markets Portfolio.......................... 0.42%
           Emerging Markets Small Cap Portfolio................ 0.65%
           Emerging Markets Value Portfolio.................... 0.50%
           Emerging Markets Core Equity Portfolio.............. 0.47%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2019 and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                                       Previously         Net Waived
                                                        Recovery      Waived Fees/      Fees/Expenses
                                                      of Previously     Expenses      Assumed (Recovered
                                            Expense   Waived Fees/       Assumed      Previously Waived
                                           Limitation   Expenses    Subject to Future   Fees/Expenses
Institutional Class Shares                   Amount      Assumed        Recovery           Assumed)
--------------------------                 ---------- ------------- ----------------- ------------------
Enhanced U.S. Large Company Portfolio (1).    0.15%        $ 1            $294             $   137
U.S. Large Cap Equity Portfolio (1).......    0.19%         --              --                  --
U.S. Large Cap Value Portfolio (2)........    0.25%         --              --              12,423

                                                                                 Previously         Net Waived
                                                                  Recovery      Waived Fees/      Fees/Expenses
                                                                of Previously     Expenses      Assumed (Recovered
                                                      Expense   Waived Fees/       Assumed      Previously Waived
                                                     Limitation   Expenses    Subject to Future   Fees/Expenses
Institutional Class Shares                             Amount      Assumed        Recovery           Assumed)
--------------------------                           ---------- ------------- ----------------- ------------------
U.S. Targeted Value Portfolio (3)...................    0.50%          --               --                --
U.S. Core Equity 1 Portfolio (1)....................    0.23%          --               --                --
U.S. Core Equity 2 Portfolio (1)....................    0.26%          --               --                --
U.S. Vector Equity Portfolio (1)....................    0.36%          --               --                --
U.S. High Relative Profitability Portfolio (4)......    0.25%          --          $    84           $    28
DFA Real Estate Securities Portfolio (1)............    0.18%      $    1            2,165               292
Large Cap International Portfolio (1)...............    0.24%          40               --               (40)
International Core Equity Portfolio (1).............    0.30%         828            1,807              (785)
International Small Company Portfolio (5)...........    0.45%          --               --                --
Global Small Company Portfolio (4)..................    0.49%          --              101                43
Japanese Small Company Portfolio (6)................    0.47%          --               --               341
Asia Pacific Small Company Portfolio (6)............    0.47%          --               --               177
United Kingdom Small Company
  Portfolio (6).....................................    0.47%           2               19                20
Continental Small Company Portfolio (6).............    0.47%          --               --               352
DFA International Real Estate Securities
  Portfolio (7).....................................    0.29%          --               --                --
DFA Global Real Estate Securities
  Portfolio (8).....................................    0.24%          --           20,739             3,830
International Vector Equity Portfolio (1)...........    0.60%          --               --                --
International High Relative Profitability Portfolio
  (4)...............................................    0.35%          11               67                 5
World ex U.S. Value Portfolio (9)...................    0.60%          --               --               276
World ex U.S. Targeted Value Portfolio (10).........    0.80%          --               --                --
World ex U.S. Core Equity Portfolio (11)............    0.39%         377              549              (377)
World Core Equity Portfolio (12)....................    0.35%         120               11               773
Selectively Hedged Global Equity
  Portfolio (13)....................................    0.40%          --               --               550
Emerging Markets Portfolio (14).....................    0.49%          --               --             3,198
Emerging Markets Small Cap Portfolio (2)............    0.65%          --               --             7,685
Emerging Markets Value Portfolio (2)................    0.50%          --               --             9,934
Emerging Markets Core Equity Portfolio (1)..........    0.54%       1,257               --            (1,257)

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (15)..................    0.62%          --               --                --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (15)..................    0.77%          --               --                --
Emerging Markets Value Portfolio (16)...............    0.96%          --               --                16

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

   (6) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (8) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (13) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (15) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (16) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

Earned Income Credit:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
        Large Cap International Portfolio...................    $ 60
        International Core Equity Portfolio.................     377
        DFA International Real Estate Securities Portfolio..      75
        DFA International Small Cap Value Portfolio.........     248
        International Vector Equity Portfolio...............      11
        International High Relative Profitability Portfolio.       5
        World ex U.S. Targeted Value Portfolio..............       4
        World ex U.S. Core Equity Portfolio.................      37
        Emerging Markets Core Equity Portfolio..............     220

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $ 11
            U.S. Large Cap Equity Portfolio....................   13
            U.S. Large Cap Value Portfolio.....................  532
            U.S. Targeted Value Portfolio......................  194
            U.S. Small Cap Value Portfolio.....................  433
            U.S. Core Equity 1 Portfolio.......................  338
            U.S. Core Equity 2 Portfolio.......................  433
            U.S. Vector Equity Portfolio.......................  113
            U.S. Small Cap Portfolio...........................  316
            U.S. Micro Cap Portfolio...........................  200
            U.S. High Relative Profitability Portfolio.........    1
            DFA Real Estate Securities Portfolio...............  198
            Large Cap International Portfolio..................  114
            International Core Equity Portfolio................  429
            International Small Company Portfolio..............  338
            Global Small Company Portfolio.....................   --
            Japanese Small Company Portfolio...................   14
            Asia Pacific Small Company Portfolio...............    9
            United Kingdom Small Company Portfolio.............    2
            Continental Small Company Portfolio................   10
            DFA International Real Estate Securities Portfolio.   94

           DFA Global Real Estate Securities Portfolio......... $ 95
           DFA International Small Cap Value Portfolio.........  465
           International Vector Equity Portfolio...............   41
           International High Relative Profitability Portfolio.   --
           World ex U.S. Value Portfolio.......................    4
           World ex U.S. Targeted Value Portfolio..............    5
           World ex U.S. Core Equity Portfolio.................   25
           World Core Equity Portfolio.........................    5
           Selectively Hedged Global Equity Portfolio..........    5
           Emerging Markets Portfolio..........................  155
           Emerging Markets Small Cap Portfolio................  142
           Emerging Markets Value Portfolio....................  602
           Emerging Markets Core Equity Portfolio..............  445

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Portfolios' transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                                      U.S. Government    Other Investment
                                                        Securities          Securities
                                                     ----------------- ---------------------
                                                     Purchases  Sales  Purchases    Sales
                                                     --------- ------- ---------- ----------
Enhanced U.S. Large Company Portfolio...............  $66,323  $66,535 $  120,581 $   97,279
U.S. Large Cap Equity Portfolio.....................       --       --    168,308     42,196
U.S. Targeted Value Portfolio.......................       --       --  1,080,513    992,217
U.S. Small Cap Value Portfolio......................       --       --  1,517,253  1,370,833
U.S. Core Equity 1 Portfolio........................       --       --  1,234,473    324,160
U.S. Core Equity 2 Portfolio........................       --       --  1,635,912    556,622
U.S. Vector Equity Portfolio........................       --       --    241,499    309,542
U.S. Small Cap Portfolio............................       --       --  1,597,387  1,004,901
U.S. Micro Cap Portfolio............................       --       --    554,826    381,215
U.S. High Relative Profitability Portfolio..........       --       --    242,949     10,040
DFA Real Estate Securities Portfolio................       --       --    599,039     63,668
Large Cap International Portfolio...................       --       --    343,851    158,613
International Core Equity Portfolio.................       --       --  3,373,311    494,393
DFA International Real Estate Securities Portfolio..       --       --    197,714    220,320
DFA Global Real Estate Securities Portfolio.........       --       --    782,826    185,457
DFA International Small Cap Value Portfolio.........       --       --  1,766,468  2,023,911
International Vector Equity Portfolio...............       --       --    268,257    173,692
International High Relative Profitability Portfolio.       --       --    116,674      4,429
World ex U.S. Targeted Value Portfolio..............       --       --    101,025     53,324
World ex U.S. Core Equity Portfolio.................       --       --    411,945     58,992
Emerging Markets Core Equity Portfolio..............       --       --  2,193,632    714,598

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                      ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Enhanced U.S. Large
 Company Portfolio
DFA Short Term
 Investment Fund...... $    3,027 $   58,489 $   47,849    $  (1)        $  2      $   13,668     1,181      $    74
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $    3,027 $   58,489 $   47,849    $  (1)        $  2      $   13,668     1,181      $    74
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Large Cap Equity
 Portfolio
DFA Short Term
 Investment Fund...... $   41,253 $   92,863 $   94,827    $  (5)        $  1      $   39,285     3,395      $   306
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $   41,253 $   92,863 $   94,827    $  (5)        $  1      $   39,285     3,395      $   306
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Targeted Value
 Portfolio
DFA Short Term
 Investment Fund...... $1,670,768 $3,769,964 $3,887,389    $(162)        $  5      $1,553,186   134,243      $12,360
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,670,768 $3,769,964 $3,887,389    $(162)        $  5      $1,553,186   134,243      $12,360
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Small Cap Value
 Portfolio
DFA Short Term
 Investment Fund...... $1,834,294 $4,474,199 $4,270,855    $(171)        $(29)     $2,037,438   176,097      $15,002
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,834,294 $4,474,199 $4,270,855    $(171)        $(29)     $2,037,438   176,097      $15,002
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Core Equity 1
 Portfolio
DFA Short Term
 Investment Fund...... $1,640,846 $4,064,573 $4,121,749    $(183)        $ 13      $1,583,500   136,863      $12,574
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,640,846 $4,064,573 $4,121,749    $(183)        $ 13      $1,583,500   136,863      $12,574
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Core Equity 2
 Portfolio
DFA Short Term
 Investment Fund...... $2,291,391 $4,555,097 $5,000,387    $(162)        $(15)     $1,845,924   159,544      $15,182
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $2,291,391 $4,555,097 $5,000,387    $(162)        $(15)     $1,845,924   159,544      $15,182
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Vector Equity
 Portfolio
DFA Short Term
 Investment Fund...... $  572,203 $1,203,411 $1,266,756    $ (46)        $(18)     $  508,794    43,975      $ 4,066
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $  572,203 $1,203,411 $1,266,756    $ (46)        $(18)     $  508,794    43,975      $ 4,066
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Small Cap
 Portfolio
DFA Short Term
 Investment Fund...... $3,582,679 $5,762,226 $6,221,005    $(369)        $(15)     $3,123,516   269,967      $25,151
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $3,582,679 $5,762,226 $6,221,005    $(369)        $(15)     $3,123,516   269,967      $25,151
                       ========== ========== ==========    =====         ====      ==========   =======      =======

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
-                      -------------
Enhanced U.S. Large
 Company Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Large Cap Equity
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Targeted Value
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Small Cap Value
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Core Equity 1
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Core Equity 2
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Vector Equity
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Small Cap
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==


                                                           Net Realized
                                                           Gain/(Loss)                                         Dividend
                                                           on Sales of    Change in                           Income from
                                                            Affiliated   Unrealized                           Affiliated
                          Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                           10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                         ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
U.S. Micro Cap
 Portfolio
DFA Short Term
 Investment Fund......... $1,087,256 $1,763,178 $1,897,496   $    (70)    $     (6)   $  952,862    82,356     $  7,839
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $1,087,256 $1,763,178 $1,897,496   $    (70)    $     (6)   $  952,862    82,356     $  7,839
                          ========== ========== ==========   ========     ========    ==========   =======     ========

U.S. High Relative
 Profitability Portfolio
DFA Short Term
 Investment Fund......... $    8,012 $   42,125 $   39,096         --     $      1    $   11,042       954     $     75
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $    8,012 $   42,125 $   39,096         --     $      1    $   11,042       954     $     75
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA Real Estate
 Securities Portfolio
DFA Short Term
 Investment Fund......... $  416,958 $1,771,580 $1,598,208   $    (57)    $     (1)   $  590,272    51,017     $  3,309
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  416,958 $1,771,580 $1,598,208   $    (57)    $     (1)   $  590,272    51,017     $  3,309
                          ========== ========== ==========   ========     ========    ==========   =======     ========

Large Cap International
 Portfolio
DFA Short Term
 Investment Fund......... $  273,686 $  971,623 $  789,187   $    (55)    $     41    $  456,108    39,422     $  2,654
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  273,686 $  971,623 $  789,187   $    (55)    $     41    $  456,108    39,422     $  2,654
                          ========== ========== ==========   ========     ========    ==========   =======     ========

International Core
 Equity Portfolio
DFA Short Term
 Investment Fund......... $1,710,859 $3,851,953 $2,864,062   $   (130)    $    (17)   $2,698,603   233,241     $ 16,682
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $1,710,859 $3,851,953 $2,864,062   $   (130)    $    (17)   $2,698,603   233,241     $ 16,682
                          ========== ========== ==========   ========     ========    ==========   =======     ========

Global Small Company
 Portfolio
DFA US Small Cap
 Portfolio............... $    7,573 $    5,801 $      163   $     (3)    $   (254)   $   12,954       364     $     50
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $    7,573 $    5,801 $      163   $     (3)    $   (254)   $   12,954       364     $     50
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA International Real
 Estate Securities
 Portfolio
DFA Short Term
 Investment Fund......... $  185,600 $1,260,487 $1,091,545   $    (65)    $      6    $  354,483    30,638     $  2,045
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  185,600 $1,260,487 $1,091,545   $    (65)    $      6    $  354,483    30,638     $  2,045
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA Global Real Estate
 Securities Portfolio
DFA International Real
 Estate Securities
 Portfolio............... $2,368,488 $  235,277 $  185,457   $(19,536)    $ 93,503    $2,492,275   476,534     $104,259
DFA Real Estate
 Securities Portfolio....  1,583,375         --         --         --      (99,555)    1,483,820    45,252       31,541
DFA Short Term
 Investment Fund.........    107,840  1,085,743    998,001        (60)          18       195,540    16,901        2,018
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $4,059,703 $1,321,020 $1,183,458   $(19,596)    $ (6,034)   $4,171,635   538,687     $137,818
                          ========== ========== ==========   ========     ========    ==========   =======     ========

                          Capital Gain
                          Distributions
                              from
                           Affiliated
                           Investment
                            Companies
-                         -------------
U.S. Micro Cap
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

U.S. High Relative
 Profitability Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

DFA Real Estate
 Securities Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

Large Cap International
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

International Core
 Equity Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

Global Small Company
 Portfolio
DFA US Small Cap
 Portfolio...............    $  333
                             ------
Total....................    $  333
                             ======

DFA International Real
 Estate Securities
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

DFA Global Real Estate
 Securities Portfolio
DFA International Real
 Estate Securities
 Portfolio...............        --
DFA Real Estate
 Securities Portfolio....    $5,030
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................    $5,030
                             ======

                                                            Net Realized
                                                            Gain/(Loss)                                         Dividend
                                                            on Sales of    Change in                           Income from
                                                             Affiliated   Unrealized                           Affiliated
                           Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA International Small
 Cap Value Portfolio
DFA Short Term
 Investment Fund..........  $910,021  $1,607,184 $1,323,567    $  (73)      $   (35)   $1,193,530   103,157      $8,384
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $910,021  $1,607,184 $1,323,567    $  (73)      $   (35)   $1,193,530   103,157      $8,384
                            ========  ========== ==========    ======       =======    ==========   =======      ======

International Vector
 Equity Portfolio
DFA Short Term
 Investment Fund..........  $169,224  $  320,458 $  252,581    $   (9)      $    (5)   $  237,087    20,492      $1,610
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $169,224  $  320,458 $  252,581    $   (9)      $    (5)   $  237,087    20,492      $1,610
                            ========  ========== ==========    ======       =======    ==========   =======      ======

International High
 Relative Profitability
 Portfolio
DFA Short Term
 Investment Fund..........  $  1,943  $   57,014 $   49,588        --       $     1    $    9,370       810      $   44
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $  1,943  $   57,014 $   49,588        --       $     1    $    9,370       810      $   44
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Value
 Portfolio
DFA International Small
 Cap Value Portfolio......  $ 24,824  $    4,613 $    3,694    $  (70)      $  (558)   $   25,115     1,097      $  478
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $ 24,824  $    4,613 $    3,694    $  (70)      $  (558)   $   25,115     1,097      $  478
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Targeted
 Value Portfolio
DFA Short Term
 Investment Fund..........  $  7,173  $   17,532 $   16,586    $   (1)           --    $    8,118       702      $   36
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $  7,173  $   17,532 $   16,586    $   (1)           --    $    8,118       702      $   36
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Core
 Equity Portfolio
DFA Short Term
 Investment Fund..........  $158,025  $  324,052 $  247,127    $  (13)      $    (1)   $  234,936    20,306      $1,391
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $158,025  $  324,052 $  247,127    $  (13)      $    (1)   $  234,936    20,306      $1,391
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World Core Equity
 Portfolio
U.S. Core Equity 1
 Portfolio................  $276,439  $   88,934 $   21,858    $1,378       $ 7,409    $  352,302    15,561      $2,443
International Core Equity
 Portfolio................   203,505      64,456     18,075     1,335         5,623       256,844    17,580       2,096
Emerging Markets Core
 Equity Portfolio.........    66,399      24,363      6,270       471         2,770        87,733     3,765         478
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $546,343  $  177,753 $   46,203    $3,184       $15,802    $  696,879    36,906      $5,017
                            ========  ========== ==========    ======       =======    ==========   =======      ======

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
DFA International Small
 Cap Value Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

International Vector
 Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

International High
 Relative Profitability
 Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World ex U.S. Value
 Portfolio
DFA International Small
 Cap Value Portfolio......    $  773
                              ------
Total.....................    $  773
                              ======

World ex U.S. Targeted
 Value Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World ex U.S. Core
 Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World Core Equity
 Portfolio
U.S. Core Equity 1
 Portfolio................    $1,843
International Core Equity
 Portfolio................        --
Emerging Markets Core
 Equity Portfolio.........        --
                              ------
Total.....................    $1,843
                              ======


                                                            Net Realized
                                                            Gain/(Loss)                                         Dividend
                                                            on Sales of    Change in                           Income from
                                                             Affiliated   Unrealized                           Affiliated
                           Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Selectively Hedged
 Global Equity
 Portfolio
U.S. Core Equity 2
 Portfolio................ $  165,111 $   20,951 $   19,700    $  790       $2,676     $  169,828     7,966      $ 1,201
International Core Equity
 Portfolio................    139,217     14,227     16,134       955        2,826        141,091     9,657        1,233
Emerging Markets Core
 Equity Portfolio.........     73,349     10,166      8,790       536        2,606         77,867     3,342          453
                           ---------- ---------- ----------    ------       ------     ----------   -------      -------
Total..................... $  377,677 $   45,344 $   44,624    $2,281       $8,108     $  388,786    20,965      $ 2,887
                           ========== ========== ==========    ======       ======     ==========   =======      =======

Emerging Markets
 Core Equity Portfolio
DFA Short Term
 Investment Fund.......... $1,102,540 $2,517,992 $2,138,883    $ (124)      $  (27)    $1,481,498   128,047      $10,949
                           ---------- ---------- ----------    ------       ------     ----------   -------      -------
Total..................... $1,102,540 $2,517,992 $2,138,883    $ (124)      $  (27)    $1,481,498   128,047      $10,949
                           ========== ========== ==========    ======       ======     ==========   =======      =======

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
Selectively Hedged
 Global Equity
 Portfolio
U.S. Core Equity 2
 Portfolio................    $1,607
International Core Equity
 Portfolio................        --
Emerging Markets Core
 Equity Portfolio.........        --
                              ------
Total.....................    $1,607
                              ======

Emerging Markets
 Core Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                               Increase       Increase
                                                              (Decrease)     (Decrease)
                                               Increase     Undistributed   Accumulated
                                              (Decrease)    Net Investment  Net Realized
                                            Paid-In Capital     Income     Gains (Losses)
                                            --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio......    $  4,608        $   (498)     $  (4,110)
U.S. Large Cap Equity Portfolio............         198            (258)            60
U.S. Large Cap Value Portfolio.............      74,099         (19,689)       (54,410)
U.S. Targeted Value Portfolio..............      40,176          (7,005)       (33,171)
U.S. Small Cap Value Portfolio.............     136,659          (8,319)      (128,340)
U.S. Core Equity 1 Portfolio...............       9,544          (7,787)        (1,757)
U.S. Core Equity 2 Portfolio...............      13,485          (8,989)        (4,496)
U.S. Vector Equity Portfolio...............      13,226          (3,672)        (9,554)
U.S. Small Cap Portfolio...................     172,430          (8,638)      (163,792)
U.S. Micro Cap Portfolio...................      16,818          (2,006)       (14,812)
U.S. High Relative Profitability Portfolio.          --              --             --
DFA Real Estate Securities Portfolio.......       2,632          34,600        (37,232)

                                                                        Increase       Increase
                                                                       (Decrease)     (Decrease)
                                                        Increase     Undistributed   Accumulated
                                                       (Decrease)    Net Investment  Net Realized
                                                     Paid-In Capital     Income     Gains (Losses)
                                                     --------------- -------------- --------------
Large Cap International Portfolio...................    $(21,950)       $    273      $  21,677
International Core Equity Portfolio.................     (38,149)         (9,102)        47,251
International Small Company Portfolio...............      42,965         (10,293)       (32,672)
Global Small Company Portfolio......................          --               9             (9)
Japanese Small Company Portfolio....................          --            (100)           100
Asia Pacific Small Company Portfolio................      (8,261)            684          7,577
United Kingdom Small Company Portfolio..............         154             (64)           (90)
Continental Small Company Portfolio.................         141             153           (294)
DFA International Real Estate Securities Portfolio..     (28,670)         (3,353)        32,023
DFA Global Real Estate Securities Portfolio.........       2,758          (2,921)           163
DFA International Small Cap Value Portfolio.........     129,331           7,568       (136,899)
International Vector Equity Portfolio...............       2,390          (1,836)          (554)
International High Relative Profitability Portfolio.          --              19            (19)
World ex U.S. Value Portfolio.......................          --              92            (92)
World ex U.S. Targeted Value Portfolio..............         532             425           (957)
World ex U.S. Core Equity Portfolio.................       1,985          (1,439)          (546)
World Core Equity Portfolio.........................          93              38           (131)
Selectively Hedged Global Equity Portfolio..........         439          (1,708)         1,269
Emerging Markets Portfolio..........................       5,817          (5,374)          (443)
Emerging Markets Small Cap Portfolio................      20,127          (4,851)       (15,276)
Emerging Markets Value Portfolio....................      39,329          (2,115)       (37,214)
Emerging Markets Core Equity Portfolio..............      (7,524)        (20,063)        27,587

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                       Net Investment
                         Income and
                         Short-Term     Long-Term
                       Capital Gains  Capital Gains   Total
                       -------------- ------------- ----------
                 Enhanced U.S. Large Company Portfolio
                 2016.    $  4,946      $  9,801    $   14,747
                 2017.       5,224         4,088         9,312
                 U.S. Large Cap Equity Portfolio
                 2016.      14,431            --        14,431
                 2017.      18,564            --        18,564
                 U.S. Large Cap Value Portfolio
                 2016.     357,227       643,970     1,001,197
                 2017.     403,296       446,577       849,873
                 U.S. Targeted Value Portfolio
                 2016.     104,605       286,529       391,134
                 2017.     121,188       282,318       403,506
                 U.S. Small Cap Value Portfolio
                 2016.     122,984       487,358       610,342
                 2017.     113,837       533,287       647,124
                 U.S. Core Equity 1 Portfolio
                 2016.     253,050       160,152       413,202
                 2017.     310,434        71,615       382,049

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Core Equity 2 Portfolio
2016...............................................    $281,321      $296,061    $577,382
2017...............................................     322,547       122,469     445,016
U.S. Vector Equity Portfolio
2016...............................................      59,624       119,588     179,212
2017...............................................      55,976       101,959     157,935
U.S. Small Cap Portfolio
2016...............................................     135,940       503,185     639,125
2017...............................................     168,390       343,192     511,582
U.S. Micro Cap Portfolio
2016...............................................      43,406       267,830     311,236
2017...............................................      43,959       255,837     299,796
U.S. High Relative Profitability Portfolio
2017...............................................         541            --         541
DFA Real Estate Securities Portfolio
2016...............................................     199,996            --     199,996
2017...............................................     193,286        90,576     283,862
Large Cap International Portfolio
2016...............................................      92,122            --      92,122
2017...............................................     111,606            --     111,606
International Core Equity Portfolio
2016...............................................     387,589            --     387,589
2017...............................................     533,126            --     533,126
International Small Company Portfolio
2016...............................................     283,791       207,859     491,650
2017...............................................     224,540       251,076     475,616
Global Small Company Portfolio
2017...............................................          --            --          --
Japanese Small Company Portfolio
2016...............................................       6,534            --       6,534
2017...............................................       9,568            --       9,568
Asia Pacific Small Company Portfolio
2016...............................................       7,760            --       7,760
2017...............................................       8,894            --       8,894
United Kingdom Small Company Portfolio
2016...............................................       1,389         1,632       3,021
2017...............................................       1,322         1,684       3,006
Continental Small Company Portfolio
2016...............................................       6,377            --       6,377
2017...............................................       7,715            --       7,715
DFA International Real Estate Securities Portfolio
2016...............................................      60,576            --      60,576
2017...............................................     326,892            --     326,892
DFA Global Real Estate Securities Portfolio
2016...............................................      97,767            --      97,767
2017...............................................     224,755        18,247     243,002
DFA International Small Cap Value Portfolio
2016...............................................     381,199       182,540     563,739
2017...............................................     199,261       410,189     609,450

                                                     Net Investment
                                                       Income and
                                                       Short-Term     Long-Term
                                                     Capital Gains  Capital Gains  Total
                                                     -------------- ------------- --------
International Vector Equity Portfolio
2016................................................    $ 43,651      $  5,716    $ 49,367
2017................................................      50,390         4,041      54,431
International High Relative Profitability Portfolio
2017................................................         299            --         299
World ex U.S. Value Portfolio
2016................................................       5,358            --       5,358
2017................................................       4,532            --       4,532
World ex U.S. Targeted Value Portfolio
2016................................................       4,374            --       4,374
2017................................................       7,684            --       7,684
World ex U.S. Core Equity Portfolio
2016................................................      36,005            --      36,005
2017................................................      52,690            --      52,690
World Core Equity Portfolio
2016................................................       5,800           132       5,932
2017................................................       9,033         1,231      10,264
Selectively Hedged Global Equity Portfolio
2016................................................       6,448           620       7,068
2017................................................       6,737         2,369       9,106
Emerging Markets Portfolio
2016................................................      89,527            --      89,527
2017................................................     107,522            --     107,522
Emerging Markets Small Cap Portfolio
2016................................................     124,387        36,697     161,084
2017................................................     157,661       117,099     274,760
Emerging Markets Value Portfolio
2016................................................     439,072            --     439,072
2017................................................     340,613            --     340,613
Emerging Markets Core Equity Portfolio
2016................................................     349,434            --     349,434
2017................................................     449,166            --     449,166

   The U.S. and International High Relative Profitability Portfolios commenced operations on May 16, 2017, and did not pay any distributions for the year ended October 31, 2016.

   Global Small Company Portfolio commenced operations on January 18, 2017, and did not pay any distributions for the year ended October 31, 2016.

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains   Total
                                        -------------- ------------- --------
 Enhanced U.S. Large Company Portfolio.    $ (2,039)     $ (2,569)   $ (4,608)
 U.S. Large Cap Equity Portfolio.......        (198)           --        (198)
 U.S. Large Cap Value Portfolio........     (21,790)      (52,309)    (74,099)
 U.S. Targeted Value Portfolio.........      (9,256)      (30,921)    (40,177)
 U.S. Small Cap Value Portfolio........     (10,924)      (46,760)    (57,684)

                                                     Net Investment
                                                       Income and
                                                       Short-Term     Long-Term
                                                     Capital Gains  Capital Gains   Total
                                                     -------------- ------------- --------
U.S. Core Equity 1 Portfolio........................    $ (6,739)     $ (2,674)   $ (9,413)
U.S. Core Equity 2 Portfolio........................      (8,025)       (5,460)    (13,485)
U.S. Vector Equity Portfolio........................      (3,379)       (9,846)    (13,225)
U.S. Small Cap Portfolio............................     (11,508)      (36,106)    (47,614)
U.S. Micro Cap Portfolio............................      (3,275)      (13,543)    (16,818)
U.S. High Relative Profitability Portfolio..........          --            --          --
DFA Real Estate Securities Portfolio................      (2,708)         (230)     (2,938)
Large Cap International Portfolio...................        (829)           --        (829)
International Core Equity Portfolio.................     (15,027)           --     (15,027)
International Small Company Portfolio...............     (21,090)      (21,876)    (42,966)
Global Small Company Portfolio......................          --            --          --
Japanese Small Company Portfolio....................          --            --          --
Asia Pacific Small Company Portfolio................          --            --          --
United Kingdom Small Company Portfolio..............         (74)          (80)       (154)
Continental Small Company Portfolio.................         (50)          (91)       (141)
DFA International Real Estate Securities Portfolio..      (5,907)           --      (5,907)
DFA Global Real Estate Securities Portfolio.........      (2,321)         (437)     (2,758)
DFA International Small Cap Value Portfolio.........     (23,859)      (26,770)    (50,629)
International Vector Equity Portfolio...............      (2,058)         (332)     (2,390)
International High Relative Profitability Portfolio.          --            --          --
World ex U.S. Value Portfolio.......................          --            --          --
World ex U.S. Targeted Value Portfolio..............        (262)         (269)       (531)
World ex U.S. Core Equity Portfolio.................      (1,985)           --      (1,985)
World Core Equity Portfolio.........................         (47)          (46)        (93)
Selectively Hedged Global Equity Portfolio..........        (306)         (133)       (439)
Emerging Markets Portfolio..........................      (5,817)           --      (5,817)
Emerging Markets Small Cap Portfolio................     (10,394)       (7,275)    (17,669)
Emerging Markets Value Portfolio....................     (27,950)           --     (27,950)
Emerging Markets Core Equity Portfolio..............     (18,920)           --     (18,920)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio......................    $21,136      $   29,522           --      $   (1,054)   $   49,604
U.S. Large Cap Equity Portfolio..      1,216              --     $(10,499)        253,829       244,546
U.S. Large Cap Value Portfolio...     67,582       1,084,234           --       7,253,139     8,404,955
U.S. Targeted Value Portfolio....     27,251         435,620           --       2,203,558     2,666,429
U.S. Small Cap Value Portfolio...     55,297         653,830           --       4,322,729     5,031,856
U.S. Core Equity 1 Portfolio.....     17,497         116,819           --       6,974,127     7,108,443
U.S. Core Equity 2 Portfolio.....     20,148         214,751           --       7,931,547     8,166,446
U.S. Vector Equity Portfolio.....        921         164,689           --       1,601,795     1,767,405
U.S. Small Cap Portfolio.........     44,037         608,200           --       4,408,031     5,060,268
U.S. Micro Cap Portfolio.........     23,257         260,406           --       2,396,065     2,679,728
U.S. High Relative Profitability
  Portfolio......................        131              --         (353)          9,519         9,297

                                           Undistributed                                               Total Net
                                           Net Investment                                            Distributable
                                             Income and   Undistributed                 Unrealized     Earnings
                                             Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                           Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                           -------------- ------------- ------------- -------------- -------------
DFA Real Estate Securities Portfolio......    $ 53,259      $ 20,141              --    $2,204,331    $2,277,731
Large Cap International Portfolio.........      22,633            --     $   (26,861)      814,190       809,962
International Core Equity Portfolio.......     170,408            --        (304,819)    4,690,734     4,556,323
International Small Company
  Portfolio...............................     219,245       375,722              --     2,697,226     3,292,193
Global Small Company Portfolio............         202            81              --         1,247         1,530
Japanese Small Company Portfolio..........      15,452            --          (3,708)      153,281       165,025
Asia Pacific Small Company Portfolio......      11,507            --          (4,719)        3,771        10,559
United Kingdom Small Company
  Portfolio...............................         552         1,572              --         9,300        11,424
Continental Small Company Portfolio.......       1,366         4,962              --       130,686       137,014
DFA International Real Estate Securities
  Portfolio...............................     199,831            --        (169,753)     (341,763)     (311,685)
DFA Global Real Estate Securities
  Portfolio...............................      60,421        43,337              --       686,809       790,567
DFA International Small Cap Value
  Portfolio...............................     323,970       477,826              --     3,410,837     4,212,633
International Vector Equity Portfolio.....      23,629        10,130              --       531,440       565,199
International High Relative Profitability
  Portfolio...............................         146            --            (236)        3,719         3,629
World ex U.S. Value Portfolio.............       2,801            --            (226)       38,977        41,552
World ex U.S. Targeted Value
  Portfolio...............................       1,430         8,307              --        78,970        88,707
World ex U.S. Core Equity Portfolio.......      17,340            --          (5,291)      422,270       434,319
World Core Equity Portfolio...............          --         1,076              --        88,330        89,406
Selectively Hedged Global Equity
  Portfolio...............................       5,442         3,086              --        75,594        84,122
Emerging Markets Portfolio................      30,263            --        (222,047)    2,145,848     1,954,064
Emerging Markets Small Cap
  Portfolio...............................     114,626       145,192              --     1,028,031     1,287,849
Emerging Markets Value Portfolio..........     215,411            --      (1,338,720)    2,456,083     1,332,774
Emerging Markets Core Equity
  Portfolio...............................     124,552            --        (832,542)    5,300,099     4,592,109

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                           2018 2019 2020 Unlimited  Total
                                           ---- ---- ---- --------- -------
    Enhanced U.S. Large Company Portfolio.  --   --   --        --       --
    U.S. Large Cap Equity Portfolio.......  --   --   --   $10,499  $10,499
    U.S. Large Cap Value Portfolio........  --   --   --        --       --
    U.S. Targeted Value Portfolio.........  --   --   --        --       --
    U.S. Small Cap Value Portfolio........  --   --   --        --       --

                                                      2018    2019    2020  Unlimited    Total
                                                     ------- ------- ------ ---------- ----------
U.S. Core Equity 1 Portfolio........................      --      --     --         --         --
U.S. Core Equity 2 Portfolio........................      --      --     --         --         --
U.S. Vector Equity Portfolio........................      --      --     --         --         --
U.S. Small Cap Portfolio............................      --      --     --         --         --
U.S. Micro Cap Portfolio............................      --      --     --         --         --
U.S. High Relative Profitability Portfolio..........      --      --     -- $      353 $      353
DFA Real Estate Securities Portfolio................      --      --     --         --         --
Large Cap International Portfolio................... $14,311 $12,549     --         --     26,860
International Core Equity Portfolio.................      --      --     --    304,819    304,819
International Small Company Portfolio...............      --      --     --         --         --
Global Small Company Portfolio......................      --      --     --         --         --
Japanese Small Company Portfolio....................      --   3,708     --         --      3,708
Asia Pacific Small Company Portfolio................      --      --     --      4,719      4,719
United Kingdom Small Company Portfolio..............      --      --     --         --         --
Continental Small Company Portfolio.................      --      --     --         --         --
DFA International Real Estate Securities Portfolio..  38,689  69,466     --     61,598    169,753
DFA Global Real Estate Securities Portfolio.........      --      --     --         --         --
DFA International Small Cap Value Portfolio.........      --      --     --         --         --
International Vector Equity Portfolio...............      --      --     --         --         --
International High Relative Profitability Portfolio.      --      --     --        236        236
World ex U.S. Value Portfolio.......................      --     226     --         --        226
World ex U.S. Targeted Value Portfolio..............      --      --     --         --         --
World ex U.S. Core Equity Portfolio.................      --      --     --      5,291      5,291
World Core Equity Portfolio.........................      --      --     --         --         --
Selectively Hedged Global Equity Portfolio..........      --      --     --         --         --
Emerging Markets Portfolio..........................      --      --     --    222,047    222,047
Emerging Markets Small Cap Portfolio................      --      --     --         --         --
Emerging Markets Value Portfolio....................      --      --     --  1,338,720  1,338,720
Emerging Markets Core Equity Portfolio..............      --      --     --    832,542    832,542

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                U.S. Large Cap Equity Portfolio........ $    565
                Large Cap International Portfolio......  159,888
                International Core Equity Portfolio....    4,549
                Japanese Small Company Portfolio.......   27,939
                Asia Pacific Small Company Portfolio...    8,833
                Continental Small Company Portfolio....   10,132
                World ex U.S. Value Portfolio..........    2,457
                World ex U.S. Targeted Value Portfolio.    8,263
                World ex U.S. Core Equity Portfolio....    6,772

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                  Net
                                                                               Unrealized
                                       Federal Tax  Unrealized   Unrealized   Appreciation
                                          Cost     Appreciation Depreciation (Depreciation)
                                       ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio. $   367,092  $      949    $(27,333)    $  (26,384)
U.S. Large Cap Equity Portfolio.......   1,125,457     323,348     (32,413)       290,935
U.S. Large Cap Value Portfolio........  17,498,370   7,341,264          --      7,341,264

                                                                                                Net
                                                                                             Unrealized
                                                     Federal Tax  Unrealized   Unrealized   Appreciation
                                                        Cost     Appreciation Depreciation (Depreciation)
                                                     ----------- ------------ ------------ --------------
U.S. Targeted Value Portfolio....................... $10,383,018  $2,707,644  $  (651,854)   $2,055,790
U.S. Small Cap Value Portfolio......................  13,479,674   4,592,520     (842,645)    3,749,875
U.S. Core Equity 1 Portfolio........................  16,307,868   8,133,526     (580,044)    7,553,482
U.S. Core Equity 2 Portfolio........................  17,549,547   9,117,379     (743,757)    8,373,622
U.S. Vector Equity Portfolio........................   3,693,630   1,814,525     (245,807)    1,568,718
U.S. Small Cap Portfolio............................  16,427,975   5,118,403     (951,509)    4,166,894
U.S. Micro Cap Portfolio............................   5,145,723   2,597,350     (332,227)    2,265,123
U.S. High Relative Profitability Portfolio..........     376,354      25,620      (12,268)       13,352
DFA Real Estate Securities Portfolio................   7,175,747   2,046,341     (353,072)    1,693,269
Large Cap International Portfolio...................   4,463,649   1,127,723     (232,192)      895,531
International Core Equity Portfolio.................  26,073,259   6,643,852   (1,456,856)    5,186,996
International Small Company Portfolio...............  11,438,947   2,866,677     (107,978)    2,758,699
Global Small Company Portfolio......................      24,573       1,025          (30)          995
Japanese Small Company Portfolio....................     545,523     169,509           --       169,509
Asia Pacific Small Company Portfolio................     364,288       8,498           --         8,498
United Kingdom Small Company Portfolio..............      33,558       9,351           --         9,351
Continental Small Company Portfolio.................     629,768     127,445           --       127,445
DFA International Real Estate Securities Portfolio..   6,048,620     178,087     (182,073)       (3,986)
DFA Global Real Estate Securities Portfolio.........   6,832,075     739,512     (239,003)      500,509
DFA International Small Cap Value Portfolio.........  14,144,562   3,978,227   (1,056,217)    2,922,010
International Vector Equity Portfolio...............   2,354,061     713,333     (165,688)      547,645
International High Relative Profitability Portfolio.     185,757       9,511       (5,412)        4,099
World ex U.S. Value Portfolio.......................     205,984      42,926           --        42,926
World ex U.S. Targeted Value Portfolio..............     458,717      98,633      (27,083)       71,550
World ex U.S. Core Equity Portfolio.................   2,971,503     638,795     (146,754)      492,041
World Core Equity Portfolio.........................     593,015     104,132           --       104,132
Selectively Hedged Global Equity Portfolio..........     307,514      84,066         (829)       83,237
Emerging Markets Portfolio..........................   4,016,362   2,273,974           --     2,273,974
Emerging Markets Small Cap Portfolio................   6,656,739   1,168,472           --     1,168,472
Emerging Markets Value Portfolio....................  16,570,910   3,355,243           --     3,355,243
Emerging Markets Core Equity Portfolio..............  24,544,520   8,507,086   (2,212,516)    6,294,570

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended          Year Ended
                                                          April 30, 2018         Oct. 31, 2017
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $    15,872      630  $    24,436     1,012
 Shares Issued in Lieu of Cash Distributions..........       2,654      108        1,891        78
 Shares Redeemed......................................     (17,662)    (706)     (13,915)     (583)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $       864       32  $    12,412       507
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    25,555    1,035  $    59,748     2,511
 Shares Issued in Lieu of Cash Distributions..........       7,248      298        7,083       293
 Shares Redeemed......................................     (23,516)    (939)     (83,900)   (3,530)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     9,287      394  $   (17,069)     (726)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,121,768   44,999  $ 2,997,263   124,486
 Shares Issued in Lieu of Cash Distributions..........     482,511   19,714      364,240    15,012
 Shares Redeemed......................................  (1,233,492) (49,244)  (2,200,921)  (91,872)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   370,787   15,469  $ 1,160,582    47,626
                                                       ===========  =======  ===========  ========

                                                         Six Months Ended          Year Ended
                                                          April 30, 2018         Oct. 31, 2017
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     3,911      123  $    21,637       832
 Shares Issued in Lieu of Cash Distributions..........         375       13          847        33
 Shares Redeemed......................................      (7,851)    (248)    (100,936)   (3,793)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    (3,565)    (112) $   (78,452)   (2,928)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,369,170   42,754  $ 2,437,845    90,088
 Shares Issued in Lieu of Cash Distributions..........     216,370    7,191      321,969    11,684
 Shares Redeemed......................................  (2,248,514) (70,934)  (3,240,359) (118,738)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  (662,974) (20,989) $  (480,545)  (16,966)
                                                       ===========  =======  ===========  ========

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master/Underlying Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                    Forward
                                                   Currency
                                                   Contracts Futures
                                                   --------- -------
            Enhanced U.S. Large Company Portfolio.  45,046   340,329
            U.S. Targeted Value Portfolio.........      --    86,759
            U.S. Small Cap Value Portfolio........      --   125,293
            U.S. Core Equity 1 Portfolio..........      --   171,523
            U.S. Core Equity 2 Portfolio..........      --   184,351
            U.S. Vector Equity Portfolio..........      --    33,947

                                                          Forward
                                                         Currency
                                                         Contracts Futures
                                                         --------- --------
    U.S. Small Cap Portfolio............................       --  $133,708
    U.S. Micro Cap Portfolio............................       --    55,769
    DFA Real Estate Securities Portfolio................       --    77,649
    Large Cap International Portfolio...................       --    42,839
    International Core Equity Portfolio.................       --   187,088
    International Small Company Portfolio...............       --   118,827
    DFA International Real Estate Securities Portfolio..       --    29,568
    DFA International Small Cap Value Portfolio.........       --   146,367
    International Vector Equity Portfolio...............       --     1,144
    International High Relative Profitability Portfolio.       --        77
    Selectively Hedged Global Equity Portfolio.......... $206,262    24,256
    Emerging Markets Core Equity Portfolio..............       --   237,432

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Forward currency          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                          Asset Derivatives Value
                                                    ----------------------------------
                                                     Total Value    Forward
                                                          at       Currency    Equity
                                                    April 30, 2018 Contracts Contracts*
                                                    -------------- --------- ----------
Enhanced U.S. Large Company Portfolio..............    $   899      $  899         --
Large Cap International Portfolio..................          7          --    $     7
DFA International Real Estate Securities Portfolio.        665          --        665
Selectively Hedged Global Equity Portfolio.........      2,795       2,795         --

                                                        Liability Derivatives Value
                                                    ----------------------------------
                                                     Total Value    Forward
                                                          at       Currency    Equity
                                                    April 30, 2018 Contracts Contracts*
                                                    -------------- --------- ----------
Enhanced U.S. Large Company Portfolio..............    $(7,394)     $   (3)   $(7,391)
U.S. Targeted Value Portfolio......................     (2,840)         --     (2,840)
U.S. Small Cap Value Portfolio.....................     (4,022)         --     (4,022)
U.S. Core Equity 1 Portfolio.......................     (5,840)         --     (5,840)
U.S. Core Equity 2 Portfolio.......................     (6,450)         --     (6,450)
U.S. Vector Equity Portfolio.......................     (1,061)         --     (1,061)
U.S. Small Cap Portfolio...........................     (3,859)         --     (3,859)
U.S. Micro Cap Portfolio...........................       (878)         --       (878)
DFA Real Estate Securities Portfolio...............     (2,410)         --     (2,410)
Large Cap International Portfolio..................     (1,041)         --     (1,041)
International Core Equity Portfolio................     (5,643)         --     (5,643)

                                                Liability Derivatives Value
                                            ----------------------------------
                                             Total Value    Forward
                                                  at       Currency    Equity
                                            April 30, 2018 Contracts Contracts*
                                            -------------- --------- ----------
International Small Company Portfolio......    $(2,671)        --     $(2,671)
DFA International Small Cap Portfolio......     (4,550)        --      (4,550)
International Vector Equity Portfolio......        (68)        --         (68)
Selectively Hedged Global Equity Portfolio.       (830)      $(35)       (795)
Emerging Markets Core Equity Portfolio.....     (9,560)        --      (9,560)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended April 30, 2018:

Derivative Type             Location of Gain (Loss) on Derivatives
---------------             --------------------------------------
Forward currency contracts  Net Realized Gain (Loss) on: Forward Currency Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Forward Currency Contracts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                        Realized Gain (Loss) on
                                                              Derivatives
                                                     ---------------------------
                                                               Forward
                                                              Currency   Equity
                                                      Total   Contracts Contracts
                                                     -------  --------- ---------
Enhanced U.S. Large Company Portfolio............... $32,513    $310     $32,203
U.S. Large Cap Equity Portfolio.....................      21      --          21*
U.S. Targeted Value Portfolio.......................   8,335      --       8,335
U.S. Small Cap Value Portfolio......................  14,383      --      14,383
U.S. Core Equity 1 Portfolio........................  17,432      --      17,432
U.S. Core Equity 2 Portfolio........................  18,482      --      18,482
U.S. Vector Equity Portfolio........................   1,242      --       1,242
U.S. Small Cap Portfolio............................  14,625      --      14,625
U.S. Micro Cap Portfolio............................   4,412      --       4,412
U.S. High Relative Profitability Portfolio..........     (37)     --         (37)*
DFA Real Estate Securities Portfolio................   6,473      --       6,473
Large Cap International Portfolio...................   3,576      --       3,576
International Core Equity Portfolio.................  33,099      --      33,099
International Small Company Portfolio...............  11,806      --      11,806
Global Small Company Portfolio......................       2      --           2*
DFA International Real Estate Securities Portfolio..   2,020      --       2,020
DFA International Small Cap Value Portfolio.........  15,893      --      15,893
International Vector Equity Portfolio...............     (17)     --         (17)
International High Relative Profitability Portfolio.      24      --          24*
World ex U.S. Targeted Value Portfolio..............      22      --          22*
World ex U.S. Core Equity Portfolio.................     657      --         657*
World Core Equity Portfolio.........................     145      --         145*

                                                       Realized Gain (Loss) on
                                                             Derivatives
                                                    ----------------------------
                                                                Forward
                                                               Currency   Equity
                                                      Total    Contracts Contracts
                                                    --------   --------- ---------
Selectively Hedged Global Equity Portfolio......... $   (817)   $(3,348) $  2,531
Emerging Markets Core Equity Portfolio.............   18,221         --    18,221

                                                        Change in Unrealized
                                                    Appreciation (Depreciation) on
                                                             Derivatives
                                                    ----------------------------
                                                                Forward
                                                               Currency   Equity
                                                      Total    Contracts Contracts
                                                    --------   --------- ---------
Enhanced U.S. Large Company Portfolio.............. $(21,933)        --  $(21,933)
U.S. Targeted Value Portfolio......................   (3,740)        --    (3,740)
U.S. Small Cap Value Portfolio.....................   (9,360)        --    (9,360)
U.S. Core Equity 1 Portfolio.......................  (12,650)        --   (12,650)
U.S. Core Equity 2 Portfolio.......................  (14,032)        --   (14,032)
U.S. Vector Equity Portfolio.......................   (1,061)        --    (1,061)
U.S. Small Cap Portfolio...........................   (9,693)        --    (9,693)
U.S. Micro Cap Portfolio...........................   (1,811)        --    (1,811)
DFA Real Estate Securities Portfolio...............   (4,754)        --    (4,754)
Large Cap International Portfolio..................   (2,046)        --    (2,046)
International Core Equity Portfolio................  (14,558)        --   (14,558)
International Small Company Portfolio..............   (5,581)        --    (5,581)
DFA International Real Estate Securities Portfolio.      215         --       215
DFA International Small Cap Value Portfolio........  (10,499)        --   (10,499)
International Vector Equity Portfolio..............      (68)        --       (68)
Selectively Hedged Global Equity Portfolio.........     (465)   $ 1,336    (1,801)
Emerging Markets Core Equity Portfolio.............  (15,447)        --   (15,447)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2018 (Amounts in thousands):

                                   Net                                                   Net
                                 Amounts                                               Amounts
                                   of        Gross Amounts Not                           of        Gross Amounts Not
                                 Assets        Offset in the                         Liabilities     Offset in the
                                Presented   Statements of Assets                      Presented   Statements of Assets
                      Gross      in the       and Liabilities               Gross      in the       and Liabilities
                    Amounts of Statements  ----------------------        Amounts of  Statements  ----------------------
                    Recognized  of Assets   Financial     Cash     Net   Recognized   of Assets   Financial     Cash     Net
                      Assets       and     Instruments Collateral Amount Liabilities     and     Instruments Collateral Amount
Description            (a)     Liabilities     (b)      Received   (c)       (a)     Liabilities     (d)      Pledged    (e)
-----------         ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                           Assets                                             Liabilities
                    ---------------------------------------------------- -----------------------------------------------------
Enhanced U.S.
 Large Company
 Portfolio
Citibank, N.A......   $  72       $  72       $ (3)        --     $  69      $ 3         $ 3        $ (3)        --       --
Royal Bank of
 Scotland..........     764         764         --         --       764       --          --          --         --       --
State Street Bank
 and Trust.........      63          63         --         --        63       --          --          --         --       --
                      -----       -----       ----         --     -----      ---         ---        ----         --       --
                      $ 899       $ 899       $ (3)        --     $ 896      $ 3         $ 3        $ (3)        --       --
                      =====       =====       ====         ==     =====      ===         ===        ====         ==       ==
Selectively Hedged
 Global Equity
 Portfolio
Bank of America
 Corp..............   $ 339       $ 339         --         --     $ 339       --          --          --         --       --
Citibank, N.A......     557         557       $ (2)        --       555      $ 2         $ 2        $ (2)        --       --
JP Morgan..........     168         168         --         --       168       --          --          --         --       --
State Street Bank
 and Trust.........     874         874        (33)        --       841       33          33         (33)        --       --
UBS AG.............     857         857         --         --       857       --          --          --         --       --
                      -----       -----       ----         --     -----      ---         ---        ----         --       --
                      $2795       $2795       $(35)        --     $2760      $35         $35        $(35)        --       --
                      =====       =====       ====         ==     =====      ===         ===        ====         ==       ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                              Weighted      Weighted    Number of   Interest Maximum Amount
                                               Average      Average        Days     Expense  Borrowed During
                                            Interest Rate Loan Balance Outstanding* Incurred   the Period
                                            ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio............     2.01%       $ 3,828          9        $ 2       $ 13,401
U.S. Vector Equity Portfolio...............     1.91%         4,459          3          1          4,459
U.S. High Relative Profitability Portfolio.     2.16%         2,653          4          1          2,990
Global Small Company Portfolio.............     1.91%            69          2         --             69
DFA International Real Estate Securities
  Portfolio................................     2.16%        78,412          7         33        150,457
DFA Global Real Estate Securities
  Portfolio................................     2.17%         2,111          2         --          3,392
International Vector Equity Portfolio......     2.14%         1,073          3         --          2,030
International High Relative Profitability
  Portfolio................................     2.16%           339          4         --            491
World ex U.S. Value Portfolio..............     2.27%           112         11         --            307
World ex U.S. Targeted Value Portfolio.....     2.05%           171          4         --            221
World ex U.S. Core Equity Portfolio........     2.04%         9,216          2          1         16,115
World Core Equity Portfolio................     2.24%         4,981         15          5         15,818

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   At April 30, 2018, the World ex U.S. Value Portfolio had loans outstanding in the amount of $18 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Affiliated Trades:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio                                             Purchases  Sales   Realized Gain (Loss)
---------                                             --------- -------- --------------------
U.S. Large Cap Equity Portfolio...................... $ 26,705  $ 15,033       $ (1,449)
U.S. Targeted Value Portfolio........................   69,628   154,720         38,206
U.S. Small Cap Value Portfolio.......................   71,694   202,733         72,487
U.S. Core Equity 1 Portfolio.........................  106,730    78,168          2,800
U.S. Core Equity 2 Portfolio.........................   86,924   179,637          3,616
U.S. Vector Equity Portfolio.........................   16,917    51,470         23,166
U.S. Small Cap Portfolio.............................  221,262    55,824         20,015
U.S. Micro Cap Portfolio.............................   41,344    76,851         34,628
U.S. High Relative Profitability Portfolio...........    5,666     1,848           (250)
DFA Real Estate Securities Portfolio.................       --       558            (33)
Large Cap International Portfolio....................   42,845    22,701          2,473
International Core Equity Portfolio..................  192,425    58,297        (11,656)
DFA Global Real Estate Securities Portfolio..........      305        --             --
DFA International Small Cap Value Portfolio..........   32,984   330,070        100,064
International Vector Equity Portfolio................   17,243    14,008          3,591
International High Relative Profitability Portfolio..    4,946       526            (79)
World ex U.S. Targeted Value Portfolio...............    4,194     4,889          1,489
World ex U.S. Core Equity Portfolio..................   16,243     4,426            536
Emerging Markets Core Equity Portfolio...............    4,300     9,522          1,428

K. Securities Lending:

   As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               Market
                                                               Value
                                                             ----------
        U.S. Large Cap Equity Portfolio..................... $   $8,522
        U.S. Targeted Value Portfolio.......................    799,056
        U.S. Small Cap Value Portfolio......................  1,044,236
        U.S. Core Equity 1 Portfolio........................  1,143,269
        U.S. Core Equity 2 Portfolio........................  1,189,232
        U.S. Vector Equity Portfolio........................    320,972
        U.S. Small Cap Portfolio............................  1,589,031
        U.S. Micro Cap Portfolio............................    379,433
        U.S. High Relative Profitability Portfolio..........      2,263
        DFA Real Estate Securities Portfolio................    226,221
        Large Cap International Portfolio...................     54,270
        International Core Equity Portfolio.................    304,208
        DFA International Real Estate Securities Portfolio..     31,175
        DFA International Small Cap Value Portfolio.........    258,270
        International Vector Equity Portfolio...............     39,814
        International High Relative Profitability Portfolio.        352
        World ex U.S. Targeted Value Portfolio..............      5,729
        World ex U.S. Core Equity Portfolio.................     57,740
        Emerging Markets Core Equity Portfolio..............  1,090,378

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                       Remaining Contractual Maturity of the Agreements
                                                     As of April 30, 2018
                                 ------------------------------------------------------------
                                 Overnight and             Between
                                  Continuous    <30 days 30 & 90 days >90 days     Total
                                 -------------- -------- ------------ -------- --------------
Securities Lending
  Transactions
Enhanced U.S. Large Company
  Portfolio
 Bonds.......................... $   13,667,527    --         --         --    $   13,667,527
U.S. Large Cap Equity Portfolio
 Common Stocks..................     39,284,894    --         --         --        39,284,894
U.S. Targeted Value Portfolio
 Common Stocks, Preferred
   Stocks.......................  1,533,186,477    --         --         --     1,533,186,477
U.S. Small Cap Value Portfolio
 Common Stocks..................  2,037,438,029    --         --         --     2,037,438,029
U.S. Core Equity 1 Portfolio
 Common Stocks, Rights/
   Warrants.....................  1,583,499,719    --         --         --     1,583,499,719
U.S. Core Equity 2 Portfolio
 Common Stocks, Rights/
   Warrants.....................  1,845,923,909    --         --         --     1,845,923,909
U.S. Vector Equity Portfolio
 Common Stocks, Rights/
   Warrants.....................    508,794,277    --         --         --       508,794,277

                                        Remaining Contractual Maturity of the Agreements
                                                      As of April 30, 2018
                                  ------------------------------------------------------------
                                  Overnight and             Between
                                   Continuous    <30 days 30 & 90 days >90 days     Total
                                  -------------- -------- ------------ -------- --------------
U.S. Small Cap Portfolio
 Common Stocks................... $3,123,516,458    --         --         --    $3,123,516,458
U.S. Micro Cap Portfolio
 Common Stocks, Preferred
   Stocks........................    952,861,850    --         --         --       952,861,850
U.S. High Relative Profitability
  Portfolio
 Common Stocks...................     11,042,353    --         --         --        11,042,353
DFA Real Estate Securities
  Portfolio
 Common Stocks...................    590,271,592    --         --         --       590,271,592
Large Cap International
  Portfolio
 Common Stocks...................    456,108,075    --         --         --       456,108,075
International Core Equity
  Portfolio
 Common Stocks, Preferred
   Stocks........................  2,698,602,797    --         --         --     2,698,602,797
DFA International Real Estate
  Securities Portfolio
 Common Stocks...................    354,483,247    --         --         --       354,483,247
DFA Global Real Estate
  Securities Portfolio
 Common Stocks...................    195,539,503    --         --         --       195,539,503
DFA International Small Cap
  Value Portfolio
 Common Stocks...................  1,193,530,223    --         --         --     1,193,530,223
International Vector Equity
  Portfolio
 Common Stocks...................    237,086,694    --         --         --       237,086,694
International High Relative
  Profitability Portfolio
 Common Stocks...................      9,370,296    --         --         --         9,370,296
World ex U.S. Targeted Value
  Portfolio
 Common Stocks...................      8,117,997    --         --         --         8,117,997
World ex U.S. Core Equity
  Portfolio
 Common Stocks...................    234,935,550    --         --         --       234,935,550
Emerging Markets Core Equity
  Portfolio
 Common Stocks...................  1,481,498,432    --         --         --     1,481,498,432

L. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

   During the six months ended April 30, 2018, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

                     U.S. Targeted Value Portfolio. $16,160

O. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

P. Other:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional
  Class Shares......................................................      3             62%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      4             93%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             70%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      6             91%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      8             86%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      4             68%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      6             84%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      5             81%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             91%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             53%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      4             76%
U.S. High Relative Profitability Portfolio -- Institutional
  Class Shares......................................................      3             95%
DFA Real Estate Securities Portfolio -- Institutional Class Shares..      4             76%
Large Cap International Portfolio -- Institutional Class Shares.....      3             63%
International Core Equity Portfolio -- Institutional Class Shares...      4             71%
International Small Company Portfolio -- Institutional Class Shares.      3             60%
Global Small Company Portfolio -- Institutional Class Shares........      4             96%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%

                                                                                    Approximate
                                                                                     Percentage
                                                                       Number of   of Outstanding
                                                                      Shareholders     Shares
                                                                      ------------ --------------
Asia Pacific Small Company Portfolio -- Institutional
  Class Shares.......................................................      3             91%
United Kingdom Small Company Portfolio -- Institutional
  Class Shares.......................................................      4             94%
Continental Small Company Portfolio -- Institutional Class Shares....      2             88%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares.......................................................      5             94%
DFA Global Real Estate Securities Portfolio -- Institutional
  Class Shares.......................................................      3             67%
DFA International Small Cap Value Portfolio -- Institutional
  Class Shares.......................................................      4             71%
International Vector Equity Portfolio -- Institutional Class Shares..      4             89%
International High Relative Profitability Portfolio -- Institutional
  Class Shares.......................................................      3             94%
World ex U.S. Value Portfolio -- Institutional Class Shares..........      5             88%
World ex U.S. Targeted Value Portfolio -- Institutional
  Class Shares.......................................................      3             95%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares....      3             71%
World Core Equity Portfolio -- Institutional Class Shares............      5             79%
Selectively Hedged Global Equity Portfolio -- Institutional
  Class Shares.......................................................      4             95%
Emerging Markets Portfolio -- Institutional Class Shares.............      3             52%
Emerging Markets Small Cap Portfolio -- Institutional
  Class Shares.......................................................      3             54%
Emerging Markets Value Portfolio -- Class R2 Shares..................      2             91%
Emerging Markets Value Portfolio -- Institutional Class Shares.......      2             36%
Emerging Markets Core Equity Portfolio -- Institutional
  Class Shares.......................................................      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the

Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                            Estimated % Breakdown of Distribution Sources
                                            --------------------------------------------
                                             Net income for      Accumulated
                                             the current or     undistributed
                                                preceding        net profits    Paid-in
                                              fiscal year,      from the sale   surplus
                                             and accumulated    of securities   or other
                                            undistributed net     or other      capital
Portfolio Name                                   income          properties      source
--------------                              -----------------   -------------   --------
Enhanced U.S. Large Company Portfolio
   December 15, 2017.......................        59%                0%           41%
U.S. Large Cap Equity Portfolio
   December 15, 2017.......................        71%                0%           29%
U.S. Large Cap Value Portfolio
   December 15, 2017.......................        95%                0%            5%
U.S. Targeted Value Portfolio
   December 15, 2017.......................        67%                0%           33%
U.S. Small Cap Value Portfolio
   December 15, 2017.......................        49%                0%           51%
U.S. Core Equity 1 Portfolio
   December 14, 2017.......................        64%                0%           36%
U.S. Core Equity 2 Portfolio
   December 14, 2017.......................        60%                0%           40%
U.S. Vector Equity Portfolio
   December 15, 2017.......................        60%                0%           40%
U.S. Small Cap Portfolio
   December 15, 2017.......................        72%                0%           28%
U.S. Micro Cap Portfolio
   December 15, 2017.......................        56%                0%           44%
U.S. High Relative Profitability Portfolio
   December 15, 2017.......................        92%                0%            8%
Large Cap International Portfolio
   December 14, 2017.......................        62%                0%           38%
International Core Equity Portfolio
   December 14, 2017.......................        44%                0%           56%
International Small Company Portfolio
   December 15, 2017.......................        19%                0%           81%
Global Small Company Portfolio
   December 15, 2017.......................        73%                0%           27%
Japanese Small Company Portfolio
   December 15, 2017.......................         7%                0%           93%
Asia Pacific Small Company Portfolio
   December 15, 2017.......................        27%                0%           73%
United Kingdom Small Company Portfolio
   December 15, 2017.......................        22%                0%           78%

                                                     Estimated % Breakdown of Distribution Sources
                                                     --------------------------------------------
                                                      Net income for      Accumulated
                                                      the current or     undistributed
                                                         preceding        net profits    Paid-in
                                                       fiscal year,      from the sale   surplus
                                                      and accumulated    of securities   or other
                                                     undistributed net     or other      capital
Portfolio Name                                            income          properties      source
--------------                                       -----------------   -------------   --------
Continental Small Company Portfolio
   December 15, 2017................................        27%                0%           73%
DFA International Real Estate Securities Portfolio
   December 14, 2017................................         0%                0%          100%
DFA International Small Cap Value Portfolio
   December 14, 2017................................        20%                0%           80%
International Vector Equity Portfolio
   December 14, 2017................................        28%                0%           72%
International High Relative Profitability Portfolio
   December 15, 2017................................        83%                0%           17%
World ex U.S. Value Portfolio
   December 15, 2017................................        76%                0%           24%
World Ex U.S. Targeted Value Portfolio
   December 15, 2017................................        81%                0%           19%
World ex U.S. Core equity Portfolio
   December 15, 2017................................        35%                0%           65%
World Core Equity Portfolio
   December 15, 2017................................        99%                0%            1%
Selectively Hedged Global Equity Portfolio
   December 15, 2017................................        79%                0%           21%
Emerging Markets Portfolio
   December 15, 2017................................         0%                0%          100%
Emerging Markets Small Cap Portfolio
   December 15, 2017................................        16%                0%           84%
Emerging Markets Value Portfolio
   December 15, 2017................................         4%                0%           96%
Emerging Markets Core Equity Portfolio
   December 14, 2017................................        12%                0%           88%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2018
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/17  04/30/18    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,046.70    0.32%    $1.62
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.21    0.32%    $1.61

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

         DFA Commodity Strategy Portfolio
Corporate....................................  49.5%
Government...................................  24.0%
Foreign Corporate............................  20.7%
Foreign Government...........................   5.4%
Supranational................................   0.4%
                                              -----
                                              100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
BONDS -- (71.6%)
AUSTRALIA -- (5.4%)
Australia & New Zealand Banking Group, Ltd.
    3.250%, 06/03/20............................. AUD   1,665 $  1,267,086
Commonwealth Bank of Australia
    2.300%, 09/06/19.............................      10,100   10,018,418
    5.000%, 10/15/19.............................      10,000   10,278,277
    7.250%, 02/05/20............................. AUD  12,000    9,752,851
##  2.250%, 03/10/20.............................       5,000    4,921,084
    2.300%, 03/12/20.............................       7,000    6,906,831
    5.000%, 03/19/20.............................       5,000    5,167,464
#   2.400%, 11/02/20.............................       2,246    2,209,178
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................       4,500    4,508,077
Macquarie Group, Ltd.
##  6.250%, 01/14/21.............................       4,842    5,153,655
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................       9,500    9,422,648
    2.125%, 05/22/20.............................         745      730,752
    2.625%, 07/23/20.............................       4,052    4,009,558
    2.000%, 11/12/20............................. EUR   4,150    5,256,448
Westpac Banking Corp.
    7.250%, 02/11/20............................. AUD   9,700    7,888,543
    2.150%, 03/06/20.............................       5,000    4,921,606
    2.300%, 05/26/20.............................      18,774   18,481,057
                                                              ------------
TOTAL AUSTRALIA..................................              110,893,533
                                                              ------------

AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
    1.875%, 01/20/21.............................       1,500    1,462,527
                                                              ------------

BELGIUM -- (0.5%)
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.............................      10,000    9,883,499
                                                              ------------

CANADA -- (8.8%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................       5,000    4,934,845
Bank of Montreal
#   2.375%, 01/25/19.............................       9,620    9,610,987
British Columbia, Province of Canada
    4.650%, 12/18/18............................. CAD  10,000    7,939,639
Canada Housing Trust No 1
##  2.350%, 12/15/18............................. CAD  30,000   23,482,223
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD   6,000    4,605,974
Nutrien, Ltd.
    6.500%, 05/15/19.............................       1,446    1,499,592

                                                        Face
                                                       Amount^    Value+
                                                    -  -------    ------
                                                        (000)
CANADA -- (Continued)
Ontario, Province of Canada
     3.000%, 09/28/20............................. EUR  23,500 $ 30,588,802
Province of Ontario Canada
#    1.650%, 09/27/19.............................       6,103    6,019,145
Quebec, Province of Canada
     4.500%, 12/01/18............................. CAD  10,000    7,921,259
Royal Bank of Canada
     2.890%, 10/11/18............................. CAD  30,000   23,476,615
     2.980%, 05/07/19............................. CAD   7,000    5,497,667
#    1.500%, 07/29/19.............................       4,625    4,552,302
     2.150%, 03/06/20.............................       5,708    5,621,326
     2.350%, 10/30/20.............................       5,913    5,805,404
Toronto-Dominion Bank (The)
     2.447%, 04/02/19............................. CAD  17,000   13,293,088
     2.125%, 07/02/19.............................      19,850   19,723,058
#    2.500%, 12/14/20.............................       1,000      984,370
                                                               ------------
TOTAL CANADA......................................              175,556,296
                                                               ------------

FINLAND -- (0.3%)
Municipality Finance P.L.C.
     1.250%, 04/18/19.............................       5,000    4,939,250
     1.750%, 05/21/19.............................       1,150    1,140,565
                                                               ------------
TOTAL FINLAND.....................................                6,079,815
                                                               ------------

FRANCE -- (2.3%)
BNP Paribas SA
     2.375%, 05/21/20.............................       2,720    2,690,595
BPCE SA
#    2.650%, 02/03/21.............................         330      323,995
Credit Agricole SA
###  2.750%, 06/10/20.............................       5,000    4,950,735
Electricite de France SA
##   2.350%, 10/13/20.............................       5,000    4,916,180
Orange SA
     1.625%, 11/03/19.............................       2,000    1,962,240
Societe Generale SA
##   2.625%, 09/16/20.............................       2,000    1,971,643
Total Capital Canada, Ltd.
     1.875%, 07/09/20............................. EUR   3,500    4,404,264
Total Capital International SA
     2.100%, 06/19/19.............................      13,208   13,130,633
UNEDIC ASSEO
     0.0%, 11/25/20............................... EUR   8,800   10,688,236
                                                               ------------
TOTAL FRANCE......................................               45,038,521
                                                               ------------

GERMANY -- (3.3%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19.............................       1,500    1,485,477

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
GERMANY -- (Continued)
BMW US Capital LLC
##  2.000%, 04/11/21.............................       3,000 $ 2,892,590
Daimler Finance North America LLC
##  2.700%, 08/03/20.............................       2,000   1,976,621
Deutsche Bank AG
    2.950%, 08/20/20.............................       7,018   6,906,066
#   3.125%, 01/13/21.............................       3,889   3,818,353
Deutsche Telekom International Finance BV
##  1.500%, 09/19/19.............................       3,000   2,941,448
EMD Finance LLC
##  2.400%, 03/19/20.............................       1,150   1,133,843
FMS Wertmanagement AoeR
    0.0%, 10/20/20............................... EUR  24,000  29,199,760
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20.............................       3,650   3,581,019
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................      10,000   9,929,484
##  2.400%, 05/22/20.............................       2,000   1,966,919
                                                              -----------
TOTAL GERMANY....................................              65,831,580
                                                              -----------

IRELAND -- (0.5%)
Allergan Funding SCS
#   3.000%, 03/12/20.............................       5,000   4,965,990
Medtronic, Inc.
    2.500%, 03/15/20.............................       4,750   4,720,883
                                                              -----------
TOTAL IRELAND....................................               9,686,873
                                                              -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.............................       2,570   2,584,520
                                                              -----------

JAPAN -- (2.2%)
American Honda Finance Corp.
    2.250%, 08/15/19.............................       2,000   1,986,549
MUFG Bank, Ltd.
##  2.350%, 09/08/19.............................         850     842,458
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................       1,034   1,033,537
Sumitomo Mitsui Banking Corp.
#   2.450%, 01/10/19.............................       3,500   3,496,390
    2.650%, 07/23/20.............................       3,760   3,713,033
Toyota Credit Canada, Inc.
    2.800%, 11/21/18............................. CAD  10,000   7,830,367
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................       4,149   4,141,516
    1.400%, 05/20/19.............................       5,168   5,108,869
    2.125%, 07/18/19.............................       1,080   1,072,989
#   1.550%, 10/18/19.............................      10,000   9,832,870
    2.150%, 03/12/20.............................       5,550   5,477,882
                                                              -----------
TOTAL JAPAN......................................              44,536,460
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
NETHERLANDS -- (3.5%)
Bank Nederlandse Gemeenten NV
##  1.750%, 10/05/20.............................      24,800 $24,169,956
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................       9,665   9,642,697
ING Bank NV
##  2.500%, 10/01/19.............................       3,000   2,976,737
LyondellBasell Industries NV
    5.000%, 04/15/19.............................       1,022   1,036,752
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................       4,362   4,276,505
Shell International Finance BV
#   1.900%, 08/10/18.............................       4,000   3,997,641
    2.000%, 11/15/18.............................       2,350   2,343,434
    4.300%, 09/22/19.............................      12,204  12,486,633
#   4.375%, 03/25/20.............................       9,400   9,671,524
                                                              -----------
TOTAL NETHERLANDS................................              70,601,879
                                                              -----------

NORWAY -- (0.8%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................       5,000   4,958,470
    1.625%, 01/15/20.............................       5,450   5,355,546
Statoil ASA
#   2.900%, 11/08/20.............................       5,192   5,191,729
                                                              -----------
TOTAL NORWAY.....................................              15,505,745
                                                              -----------

SPAIN -- (1.4%)
Iberdrola Finance Ireland DAC
##  5.000%, 09/11/19.............................       2,000   2,048,889
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................       4,992   4,933,143
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.............................       9,000   8,900,145
    3.125%, 01/08/21.............................       1,808   1,792,957
Telefonica Emisiones SAU
#   5.134%, 04/27/20.............................       2,200   2,285,953
    5.462%, 02/16/21.............................       8,000   8,460,624
                                                              -----------
TOTAL SPAIN......................................              28,421,711
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.5%)
Asian Development Bank
    2.800%, 01/19/21............................. AUD   2,000   1,518,293
Council Of Europe Development Bank
    1.750%, 11/14/19.............................       7,000   6,912,990
European Investment Bank
    6.000%, 08/06/20............................. AUD   3,500   2,843,530
    2.800%, 01/15/21............................. AUD   9,000   6,838,541

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
International Bank for Reconstruction &
 Development
    0.125%, 10/23/20............................. EUR  20,100 $ 24,561,017
    2.800%, 01/13/21............................. AUD  11,000    8,351,931
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               51,026,302
                                                              ------------

SWEDEN -- (5.7%)
Kommuninvest I Sverige AB
    0.750%, 02/16/20............................. SEK 300,000   34,839,625
Nordea Bank AB
    2.375%, 04/04/19.............................      15,000   14,949,686
Svensk Exportkredit AB
    1.875%, 06/17/19.............................      17,000   16,869,610
Svenska Handelsbanken AB
#   2.250%, 06/17/19.............................       5,000    4,967,510
##  5.125%, 03/30/20.............................       6,708    6,952,681
    2.250%, 08/27/20............................. EUR   1,500    1,907,139
Sweden Government Bond
    5.000%, 12/01/20............................. SEK 250,000   32,669,400
                                                              ------------
TOTAL SWEDEN.....................................              113,155,651
                                                              ------------

SWITZERLAND -- (0.9%)
Novartis Capital Corp.
#   4.400%, 04/24/20.............................       9,500    9,789,085
UBS AG
#   2.375%, 08/14/19.............................       1,500    1,491,675
    2.350%, 03/26/20.............................       6,000    5,914,620
                                                              ------------
TOTAL SWITZERLAND................................               17,195,380
                                                              ------------

UNITED KINGDOM -- (1.3%)
Aon Corp.
    5.000%, 09/30/20.............................       1,000    1,039,211
Aon P.L.C.
    2.800%, 03/15/21.............................       2,680    2,631,143
AstraZeneca P.L.C.
#   1.750%, 11/16/18.............................       6,958    6,932,956
Barclays P.L.C.
    2.875%, 06/08/20.............................       5,000    4,944,380
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................       1,028    1,029,326
HSBC USA, Inc.
#   2.750%, 08/07/20.............................      10,000    9,946,725
                                                              ------------
TOTAL UNITED KINGDOM.............................               26,523,741
                                                              ------------

UNITED STATES -- (31.9%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.............................       3,624    3,740,437

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
3M Co.
#   1.625%, 06/15/19.............................       3,200 $ 3,161,140
AbbVie, Inc.
#   2.500%, 05/14/20.............................      11,317  11,181,667
American Express Credit Corp.
    2.375%, 05/26/20.............................       6,210   6,131,010
American International Group, Inc.
    2.300%, 07/16/19.............................       1,500   1,487,330
    3.375%, 08/15/20.............................       1,835   1,837,063
    6.400%, 12/15/20.............................       7,000   7,539,177
Amgen, Inc.
    2.200%, 05/11/20.............................       9,990   9,827,872
Anthem, Inc.
    4.350%, 08/15/20.............................       1,128   1,156,891
    2.500%, 11/21/20.............................      11,465  11,272,128
Apple, Inc.
    1.900%, 02/07/20.............................      31,000  30,611,570
    2.000%, 05/06/20.............................       4,522   4,459,470
AT&T, Inc.
    2.300%, 03/11/19.............................         575     573,785
    5.200%, 03/15/20.............................       6,000   6,221,216
Autodesk, Inc.
    3.125%, 06/15/20.............................       1,355   1,349,878
AutoZone, Inc.
    2.500%, 04/15/21.............................       2,045   2,002,337
Bank of America Corp.
    2.600%, 01/15/19.............................       4,000   3,999,278
    2.625%, 10/19/20.............................       1,670   1,650,024
Bank of New York Mellon Corp. (The)
#   2.100%, 01/15/19.............................       1,000     997,415
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................       2,800   2,787,115
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................       1,000     999,131
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................         250     256,346
CA, Inc.
    5.375%, 12/01/19.............................       5,245   5,431,801
Capital One Bank USA NA
    2.300%, 06/05/19.............................       1,242   1,232,463
Capital One NA/Mclean
#   2.400%, 09/05/19.............................       6,536   6,477,347
Cardinal Health, Inc.
    4.625%, 12/15/20.............................       2,150   2,214,514
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................       5,534   5,533,186
    7.050%, 10/01/18.............................       5,000   5,090,984
CBS Corp.
    2.300%, 08/15/19.............................       1,500   1,485,321
Celgene Corp.
    2.875%, 02/19/21.............................       8,000   7,902,839

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Chevron Corp.
#   2.193%, 11/15/19.............................      15,000 $14,872,427
#   1.961%, 03/03/20.............................       8,000   7,893,120
#   2.427%, 06/24/20.............................       3,650   3,627,408
Cisco Systems, Inc.
    2.125%, 03/01/19.............................      10,000   9,977,435
    1.400%, 09/20/19.............................      12,935  12,733,626
Citigroup, Inc.
    2.050%, 12/07/18.............................       7,281   7,259,541
    2.550%, 04/08/19.............................         750     748,765
    2.650%, 10/26/20.............................       1,325   1,306,669
Coca-Cola Co. (The)
    2.600%, 06/09/20............................. AUD   3,350   2,525,407
Comcast Corp.
    5.700%, 05/15/18.............................         732     732,871
Comerica, Inc.
    2.125%, 05/23/19.............................       4,000   3,975,688
CVS Health Corp.
    2.250%, 12/05/18.............................       4,500   4,489,613
Danaher Corp.
#   1.650%, 09/15/18.............................         324     322,989
Discovery Communications LLC
##  2.750%, 11/15/19.............................       1,500   1,491,300
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.............................       2,000   1,980,116
Dow Chemical Co. (The)
    4.250%, 11/15/20.............................       9,625   9,856,369
Eastman Chemical Co.
    2.700%, 01/15/20.............................       3,883   3,859,930
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................      10,927  11,007,493
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................         825     824,876
    5.200%, 09/01/20.............................       3,839   4,008,969
Eversource Energy
    2.500%, 03/15/21.............................       3,350   3,285,734
Exelon Corp.
#   2.850%, 06/15/20.............................       1,205   1,192,941
Exelon Generation Co. LLC
#   4.000%, 10/01/20.............................       4,282   4,341,840
Exxon Mobil Corp.
#   1.912%, 03/06/20.............................       3,950   3,897,116
    2.222%, 03/01/21.............................       3,000   2,951,066
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.............................       1,214   1,226,138
Fifth Third Bancorp
#   2.875%, 07/27/20.............................       4,000   3,983,489
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................       1,500   1,501,453
#   2.551%, 10/05/18.............................       5,000   5,000,236

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................       2,937 $ 2,870,864
General Electric Co.
#   4.375%, 09/16/20.............................       7,000   7,185,394
General Mills, Inc.
    2.200%, 10/21/19.............................       3,500   3,455,743
General Motors Financial Co., Inc.
#   3.150%, 01/15/20.............................       7,000   6,992,937
    4.200%, 03/01/21.............................         500     508,822
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................       3,558   3,552,299
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................       4,082   4,235,465
    2.300%, 12/13/19.............................         600     593,998
#   2.600%, 04/23/20.............................       2,075   2,056,312
    6.000%, 06/15/20.............................       8,000   8,459,239
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................         585     573,927
##  2.400%, 06/15/20.............................       2,600   2,548,964
##  2.850%, 01/15/21.............................       6,000   5,914,969
Harris Corp.
    2.700%, 04/27/20.............................       1,205   1,194,864
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................       7,000   7,049,828
Huntington Bancshares, Inc.
#   2.600%, 08/02/18.............................       2,600   2,600,605
Integrys Energy Group, Inc.
    4.170%, 11/01/20.............................       4,060   4,145,023
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.............................       2,347   2,325,455
International Business Machines Corp.
    2.250%, 02/19/21.............................       3,615   3,552,068
John Deere Capital Corp.
#   2.800%, 03/04/21.............................       1,000     989,583
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................       3,500   3,623,389
#   2.750%, 06/23/20.............................       6,650   6,608,685
KeyBank NA
    2.350%, 03/08/19.............................       7,000   6,986,471
KeyCorp
    2.900%, 09/15/20.............................       3,128   3,105,793
Kraft Heinz Foods Co.
    2.800%, 07/02/20.............................      14,365  14,259,848
Kroger Co. (The)
    2.300%, 01/15/19.............................       1,000     996,942
    1.500%, 09/30/19.............................       1,565   1,531,694
L3 Technologies, Inc.
#   4.750%, 07/15/20.............................       1,273   1,316,392
Lam Research Corp.
    2.750%, 03/15/20.............................       1,098   1,094,575

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
LG&E & KU Energy LLC
#   3.750%, 11/15/20.............................       1,244 $ 1,256,635
Marriott International, Inc.
#   2.875%, 03/01/21.............................       1,000     989,922
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................       4,417   4,410,441
McDonald's Corp.
#   2.100%, 12/07/18.............................       8,000   7,996,469
McKesson Corp.
    2.284%, 03/15/19.............................       4,500   4,484,493
Merck & Co., Inc.
    1.850%, 02/10/20.............................      22,500  22,173,776
Microsoft Corp.
#   1.100%, 08/08/19.............................       4,930   4,842,317
    1.850%, 02/12/20.............................       7,000   6,905,162
Molson Coors Brewing Co.
    2.250%, 03/15/20.............................      12,857  12,633,072
Mondelez International, Inc.
##  1.625%, 10/28/19.............................       2,000   1,960,347
Monsanto Co.
    1.850%, 11/15/18.............................       6,700   6,670,367
Morgan Stanley
    7.300%, 05/13/19.............................       6,000   6,271,331
Nasdaq, Inc.
    5.550%, 01/15/20.............................       1,850   1,921,817
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.............................       1,500   1,493,354
NiSource, Inc.
    6.800%, 01/15/19.............................         307     315,412
Omnicom Group, Inc.
    4.450%, 08/15/20.............................       2,190   2,248,278
Oracle Corp.
#   2.250%, 10/08/19.............................      29,780  29,642,283
PACCAR Financial Corp.
    1.750%, 08/14/18.............................       1,900   1,896,647
Pfizer, Inc.
#   1.500%, 06/15/18.............................       1,000     999,348
#   2.100%, 05/15/19.............................      30,877  30,734,339
Philip Morris International, Inc.
    5.650%, 05/16/18.............................       2,751   2,754,606
#   1.875%, 01/15/19.............................       2,500   2,487,670
    2.000%, 02/21/20.............................       1,250   1,228,697
PNC Bank NA
    2.300%, 06/01/20.............................       2,400   2,362,680
    2.600%, 07/21/20.............................       3,600   3,561,940
Provident Cos., Inc.
    7.000%, 07/15/18.............................       3,298   3,327,436
QUALCOMM, Inc.
    1.400%, 05/18/18.............................       1,000     999,641
Regions Financial Corp.
    3.200%, 02/08/21.............................       4,400   4,380,216
Republic Services, Inc.
    5.500%, 09/15/19.............................       1,167   1,207,562
Reynolds American, Inc.
    2.300%, 06/12/18.............................       1,606   1,605,671

                                                       Face
                                                      Amount^     Value+
                                                  -   -------     ------
                                                       (000)
UNITED STATES -- (Continued)
Roper Technologies, Inc.
    2.050%, 10/01/18.............................       1,500 $    1,496,647
    3.000%, 12/15/20.............................       5,070      5,040,580
Ryder System, Inc.
    2.550%, 06/01/19.............................       1,500      1,493,091
Sempra Energy
    2.850%, 11/15/20.............................       6,000      5,928,745
Southern Co. (The)
#   2.450%, 09/01/18.............................       2,324      2,322,128
Southern Power Co.
    2.375%, 06/01/20.............................       1,645      1,616,924
Southwest Airlines Co.
    2.750%, 11/06/19.............................       5,480      5,452,969
State Street Corp.
#   2.550%, 08/18/20.............................       3,366      3,339,793
Stryker Corp.
#   2.000%, 03/08/19.............................       8,000      7,957,247
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................       7,735      7,716,443
Target Corp.
    2.300%, 06/26/19.............................         376        374,638
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................       1,000      1,040,090
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................       2,529      2,523,361
Time Warner, Inc.
#   4.875%, 03/15/20.............................       2,985      3,083,038
    4.700%, 01/15/21.............................       9,000      9,315,560
Total System Services, Inc.
    2.375%, 06/01/18.............................       5,500      5,498,312
UnitedHealth Group, Inc.
#   1.625%, 03/15/19.............................       3,000      2,974,611
US Bank NA
    2.125%, 10/28/19.............................       5,000      4,950,605
Verizon Communications, Inc.
#   2.625%, 02/21/20.............................       1,288      1,281,432
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................         470        468,355
Walt Disney Co. (The)
    1.500%, 09/17/18.............................         255        254,530
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................       1,021      1,011,247
                                                              --------------
TOTAL UNITED STATES..............................                638,717,783
                                                              --------------
TOTAL BONDS......................................              1,432,701,816
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (26.1%)
U.S. Treasury Notes
    0.750%, 02/15/19.............................     126,000    124,548,046
++  1.625%, 07/31/20.............................     304,000    297,920,000
    1.375%, 08/31/20.............................     103,000    100,247,969
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS..................                522,716,015
                                                              --------------
TOTAL INVESTMENT SECURITIES......................              1,955,417,831
                                                              --------------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Shares       Value+
                                                       ------       ------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund...............   4,015,285 $   46,456,849
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,025,097,732)............................              $2,001,874,680
                                                                ==============

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                     Unrealized
                                                                                      Foreign
                                                                                      Exchange
                                                                    Settlement      Appreciation
Currency Purchased  Currency Sold         Counterparty                 Date        (Depreciation)
------------------ --------------- ---------------------------- ------------------ --------------
USD    71,945,964  SEK 601,306,453 JP Morgan                         07/05/18        $2,935,694
USD    96,503,226  CAD 121,297,809 JP Morgan                         07/13/18         1,869,765
USD    42,506,320  AUD  55,246,248 JP Morgan                         07/20/18           900,126
USD   109,114,022  EUR  88,964,273 State Street Bank and Trust       07/26/18           978,183
                                                                                     ----------
                                                                Total Appreciation   $6,683,768
                                                                                     ==========

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                              Unrealized
                             Number of Expiration   Notional      Market     Appreciation
Description                  Contracts    Date       Value        Value     (Depreciation)
-----------                  --------- ---------- ------------ ------------ --------------
Long Position contracts:
Brent Crude Futures.........     81     05/31/18  $  5,326,963 $  6,049,890   $  722,927
Coffee 'c' Futures..........     39     07/19/18     1,738,720    1,795,950       57,230
Copper Futures..............     63     07/27/18     4,799,321    4,841,550       42,229
Corn Futures................    250     07/13/18     4,893,842    5,009,375      115,533
Cotton No.2 Futures.........     27     07/09/18     1,091,595    1,131,840       40,245
Gasoline Rbob Futures.......     35     06/29/18     2,881,641    3,126,396      244,755
Gold 100 Oz Futures.........     65     06/27/18     8,654,262    8,574,800      (79,462)
Kc Hrw Wheat Futures........     43     07/13/18     1,095,956    1,155,625       59,669
LME Nickel Futures..........     97     05/14/18     7,839,849    7,915,782       75,933
LME Nickel Futures..........     26     07/16/18     2,074,276    2,128,074       53,798
LME Prime Aluminium Futures.    217     05/14/18    11,873,539   12,279,487      405,948
LME Prime Aluminium Futures.     59     07/16/18     3,038,479    3,335,712      297,233
LME Zinc Futures............     97     05/14/18     8,450,636    7,587,219     (863,417)
LME Zinc Futures............     26     07/16/18     2,102,299    2,032,875      (69,424)
Lean Hogs Futures...........     52     06/14/18     1,616,053    1,512,160     (103,893)
Live Cattle Futures.........     65     06/29/18     2,898,404    2,758,600     (139,804)
Natural Gas Futures.........    209     06/27/18     5,941,710    5,852,000      (89,710)
Ny Harb Ulsd Futures........     31     06/29/18     2,570,299    2,790,577      220,278
Silver Futures..............     30     07/27/18     2,465,818    2,460,150       (5,668)
Soybean Futures.............     88     07/13/18     4,554,363    4,613,400       59,037
Soybean Meal Futures........     68     07/13/18     2,606,653    2,677,840       71,187
Soybean Oil Futures.........     97     07/13/18     1,854,032    1,782,084      (71,948)
Sugar #11 Futures...........    150     06/29/18     2,088,293    1,974,000     (114,293)
Wheat Futures (cbt).........    108     07/13/18     2,564,694    2,756,700      192,006
Wti Crude Futures...........     85     06/20/18     5,360,914    5,820,800      459,886
                                                  ------------ ------------   ----------
Total.......................                      $100,382,611 $101,962,886   $1,580,275
                                                  ------------ ------------   ----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                               Unrealized
                            Number of Expiration   Notional       Market      Appreciation
Description                 Contracts    Date       Value         Value      (Depreciation)
-----------                 --------- ---------- ------------  ------------  --------------
Short position contracts:
LME Nickel Futures.........    (97)    05/14/18  $ (7,819,125) $ (7,915,782)  $   (96,657)
LME Prime Aluminum Futures.   (217)    05/14/18   (11,241,223)  (12,279,487)   (1,038,264)
LME Zinc Futures...........    (97)    05/14/18    (8,232,008)   (7,587,219)      644,789
                                                 ------------  ------------   -----------
Total......................                      $(27,292,356) $(27,782,488)  $  (490,132)
                                                 ------------  ------------   -----------
Total futures contracts....                      $ 73,090,255  $ 74,180,398   $ 1,090,143
                                                 ============  ============   ===========

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                          Payments
                                                          received                  Upfront  Upfront               Unrealized
                                        Notional         (paid) by       Expiration Premiums Premiums   Market    Appreciation
Reference Entity    Counterparty         Amount           the Fund          Date      Paid   Received   Value    (Depreciation)
----------------  ------------------ --------------- ------------------- ---------- -------- -------- ---------- --------------
Citi Custom                                               3 Month
 CIVICS H                                             USD UST 13-Week
 Total Return                                        Bill High Discount
 Index (1)        CITIBANK, N.A.     USD 271,780,677  Rate plus 0.14%     06/29/18     --       --    $   86,867   $   86,867
Citi Commodities                                      3 Month USD UST
 Pre-Roll RS                                            13-Week Bill
 Total Return                                        High Discount Rate
 Index (2)        CITIBANK, N.A.     USD 224,629,339     plus 0.18%       06/29/18     --       --        36,779       36,779
Credit Suisse                                         3 Month USD UST
 Custom 57                                              13-Week Bill
 Total Return     Credit Suisse                      High Discount Rate
 Index (3)        International      USD 196,367,488     plus 0.14%       05/31/18     --       --        84,931       84,931
Credit Suisse                                         3 Month USD UST
 Custom 57R                                             13-Week Bill
 Total Return     Credit Suisse                      High Discount Rate
 Index (4)        International      USD 238,632,772     plus 0.19%       05/31/18     --       --        64,690       64,690
Deutsche Bank                                         3 Month USD UST
 Benchmark 2                                            13-Week Bill
 Flex Index       Deutsche Bank AG,                  High Discount Rate
 002 (5)          London Branch      USD 170,378,905     plus 0.14%       05/31/18     --       --        73,749       73,749
Deutsche Bank
 Bloomberg
 Roll Select                                          3 Month USD UST
 Commodity                                              13-Week Bill
 Pre-Roll         Deutsche Bank AG,                  High Discount Rate
 Index (6)        London Branch      USD  60,425,712     plus 0.17%       05/31/18     --       --        17,446       17,446
BofA Merrill
 Lynch
 Commodity                                            3 Month USD UST
 MLBXPPDM                                               13-Week Bill
 Total Return     Bank of America,                   High Discount Rate
 Index (7)        N.A.               USD 245,935,013     plus 0.14%       06/29/18     --       --        78,259       78,259
BofA Merrill
 Lynch                                                3 Month USD UST
 MLBXRSDM                                               13-Week Bill
 Total Return     Bank of America,                   High Discount Rate
 Index (8)        N.A.               USD 177,034,032     plus 0.18%       06/29/18     --       --        29,005       29,005
UBS UBSIB190                                          3 Month USD UST
 Custom                                                 13-Week Bill
 Strategy (9)                                        High Discount Rate
                  UBS AG             USD 273,639,724     plus 0.14%       07/29/18     --       --       510,804      510,804
UBS UBSIDRST                                          3 Month USD UST
 Custom                                                 13-Week Bill
 Strategy (10)                                       High Discount Rate
                  UBS AG             USD 108,605,668     plus 0.17%       07/29/18     --       --       189,360      189,360
                                                                                       --       --    ----------   ----------
     Total                                                                             --       --    $1,171,890   $1,171,890
                                                                                       ==       ==    ==========   ==========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (1) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      18,351,982
      CBOT Soybean Future......................    6.21%      16,878,622
      CBOT Soybean Meal Future.................    3.58%       9,737,401
      CBOT Soybean Oil Future..................    2.40%       6,535,676
      CBOT Wheat Future........................    3.73%      10,127,368
      CME Lean Hogs Future.....................    2.13%       5,782,761
      CME Live Cattle Future...................    3.65%       9,909,296
      COMEX Copper Future......................    6.57%      17,867,072
      COMEX Gold 100 Troy Ounces Future........   11.55%      31,394,555
      COMEX Silver Future......................    3.36%       9,138,426
      ICE Brent Crude Oil Future...............    8.07%      21,920,665
      KCBT Hard Red Winter Wheat Future........    1.55%       4,203,531
      LME Nickel Future........................    2.90%       7,890,652
      LME Primary Aluminum Future..............    4.47%      12,143,167
      LME Zinc Future..........................    2.78%       7,558,064
      NYBOT CSC C Coffee Future................    2.40%       6,530,259
      NYBOT CSC Number 11 World Sugar Future...    2.66%       7,225,659
      NYBOT CTN Number 2 Cotton Future.........    1.51%       4,096,670
      NYMEX Henry Hub Natural Gas Future.......    7.89%      21,434,936
      NYMEX Light Sweet Crude Oil Future.......    7.87%      21,401,679
      NYMEX NY Harbor ULSD Future..............    3.71%      10,081,529
      NYMEX Reformulated Gasoline Blend Future.    4.26%      11,570,707
                                                             -----------
      Total Notional Amount....................              271,780,677
                                                             ===========

   (2) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    7.08%     15,907,079
         CBOT Soybean Future...............    6.25%     14,043,282
         CBOT Soybean Meal Future..........    3.49%      7,849,954
         CBOT Soybean Oil Future...........    2.43%      5,457,304
         CBOT Wheat Future.................    3.76%      8,456,376
         CME Lean Hogs Future..............    1.83%      4,106,315
         CME Live Cattle Future............    3.68%      8,274,285
         COMEX Copper Future...............    6.74%     15,137,444
         COMEX Gold 100 Troy Ounces Future.   11.67%     26,214,526
         COMEX Silver Future...............    3.40%      7,630,607
         ICE Brent Crude Oil Future........    8.03%     18,040,191
         KCBT Hard Red Winter Wheat Future.    1.68%      3,779,327
         LME Nickel Future.................    2.95%      6,625,179
         LME Primary Aluminum Future.......    4.48%     10,070,077
         LME Zinc Future...................    2.80%      6,288,299

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      NYBOT CSC C Coffee Future................    2.43%       5,452,781
      NYBOT CSC Number 11 World Sugar Future...    2.69%       6,033,442
      NYBOT CTN Number 2 Cotton Future.........    1.43%       3,214,277
      NYMEX Henry Hub Natural Gas Future.......    7.94%      17,834,299
      NYMEX Light Sweet Crude Oil Future.......    7.60%      17,074,527
      NYMEX NY Harbor ULSD Future..............    3.75%       8,418,100
      NYMEX Reformulated Gasoline Blend Future.    3.88%       8,721,668
                                                             -----------
      Total Notional Amount....................              224,629,339
                                                             ===========

   (3) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      13,254,805
      CBOT Soybean Future......................    6.21%      12,194,421
      CBOT Soybean Meal Future.................    3.58%       7,029,956
      CBOT Soybean Oil Future..................    2.40%       4,712,820
      CBOT Wheat Future........................    3.73%       7,324,507
      CME Lean Hogs Future.....................    2.13%       4,182,628
      CME Live Cattle Future...................    3.65%       7,167,413
      COMEX Copper Future......................    6.57%      12,901,344
      COMEX Gold 100 Troy Ounces Future........   11.55%      22,680,445
      COMEX Silver Future......................    3.36%       6,597,948
      ICE Brent Crude Oil Future...............    8.07%      15,846,856
      KCBT Hard Red Winter Wheat Future........    1.55%       3,043,696
      LME Nickel Future........................    2.90%       5,694,657
      LME Primary Aluminum Future..............    4.47%       8,777,627
      LME Zinc Future..........................    2.78%       5,459,016
      NYBOT CSC C Coffee Future................    2.40%       4,712,820
      NYBOT CSC Number 11 World Sugar Future...    2.66%       5,223,375
      NYBOT CTN Number 2 Cotton Future.........    1.51%       2,965,149
      NYMEX Henry Hub Natural Gas Future.......    7.89%      15,493,395
      NYMEX Light Sweet Crude Oil Future.......    7.87%      15,454,121
      NYMEX NY Harbor ULSD Future..............    3.71%       7,285,234
      NYMEX Reformulated Gasoline Blend Future.    4.26%       8,365,255
                                                             -----------
      Total Notional Amount....................              196,367,488
                                                             ===========

   (4) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

              Futures Contract          % of Index Notional Amount
              ----------------          ---------- ---------------
              CBOT Corn Future.........    7.08%     16,895,200
              CBOT Soybean Future......    6.25%     14,914,548
              CBOT Soybean Meal Future.    3.49%      8,328,284

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Soybean Oil Future..................    2.43%       5,798,776
      CBOT Wheat Future........................    3.76%       8,972,592
      CME Lean Hogs Future.....................    1.83%       4,366,980
      CME Live Cattle Future...................    3.68%       8,781,686
      COMEX Copper Future......................    6.74%      16,083,849
      COMEX Gold 100 Troy Ounces Future........   11.68%      27,872,308
      COMEX Silver Future......................    3.40%       8,113,514
      ICE Brent Crude Oil Future...............    8.03%      19,162,212
      KCBT Hard Red Winter Wheat Future........    1.68%       4,009,030
      LME Nickel Future........................    2.95%       7,039,667
      LME Primary Aluminum Future..............    4.48%      10,690,748
      LME Zinc Future..........................    2.80%       6,681,718
      NYBOT CSC C Coffee Future................    2.43%       5,798,776
      NYBOT CSC Number 11 World Sugar Future...    2.69%       6,419,222
      NYBOT CTN Number 2 Cotton Future.........    1.43%       3,412,449
      NYMEX Henry Hub Natural Gas Future.......    7.94%      18,947,442
      NYMEX Light Sweet Crude Oil Future.......    7.60%      18,136,091
      NYMEX NY Harbor ULSD Future..............    3.75%       8,948,729
      NYMEX Reformulated Gasoline Blend Future.    3.88%       9,258,951
                                                             -----------
      Total Notional Amount....................              238,632,772
                                                             ===========

   (5) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.73%      11,463,361
      CBOT Soybean Future......................    6.27%      10,680,940
      CBOT Soybean Meal Future.................    3.60%       6,140,000
      CBOT Soybean Oil Future..................    2.42%       4,120,236
      CBOT Wheat Future........................    3.65%       6,212,126
      CME Lean Hogs Future.....................    2.14%       3,649,288
      CME Live Cattle Future...................    3.70%       6,311,030
      COMEX Copper Future......................    6.58%      11,207,051
      COMEX Gold 100 Troy Ounces Future........   11.61%      19,786,456
      COMEX Silver Future......................    3.39%       5,774,047
      ICE Brent Crude Oil Future...............    7.98%      13,601,429
      KCBT Hard Red Winter Wheat Future........    1.53%       2,606,126
      LME Nickel Future........................    2.96%       5,043,296
      LME Primary Aluminum Future..............    4.41%       7,514,927
      LME Zinc Future..........................    2.78%       4,739,367
      NYBOT CSC C Coffee Future................    2.40%       4,088,723
      NYBOT CSC Number 11 World Sugar Future...    2.61%       4,450,064
      NYBOT CTN Number 2 Cotton Future.........    1.52%       2,593,953
      NYMEX Henry Hub Natural Gas Future.......    7.93%      13,517,588
      NYMEX Light Sweet Crude Oil Future.......    7.83%      13,345,642
      NYMEX NY Harbor ULSD Future..............    3.69%       6,284,413
      NYMEX Reformulated Gasoline Blend Future.    4.25%       7,248,842
                                                             -----------
      Total Notional Amount....................              170,378,905
                                                             ===========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (6) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    7.07%      4,274,993
      CBOT Soybean Future......................    6.28%      3,795,917
      CBOT Soybean Meal Future.................    3.50%      2,117,293
      CBOT Soybean Oil Future..................    2.44%      1,477,234
      CBOT Wheat Future........................    3.69%      2,227,242
      CME Lean Hogs Future.....................    1.83%      1,106,698
      CME Live Cattle Future...................    3.74%      2,262,703
      COMEX Copper Future......................    6.75%      4,078,950
      COMEX Gold 100 Troy Ounces Future........   11.74%      7,094,066
      COMEX Silver Future......................    3.43%      2,070,177
      ICE Brent Crude Oil Future...............    7.95%      4,806,779
      KCBT Hard Red Winter Wheat Future........    1.67%      1,007,473
      LME Nickel Future........................    3.01%      1,817,690
      LME Primary Aluminum Future..............    4.42%      2,670,151
      LME Zinc Future..........................    2.80%      1,691,456
      NYBOT CSC C Coffee Future................    2.43%      1,465,936
      NYBOT CSC Number 11 World Sugar Future...    2.64%      1,595,488
      NYBOT CTN Number 2 Cotton Future.........    1.44%        872,348
      NYMEX Henry Hub Natural Gas Future.......    8.00%      4,836,136
      NYMEX Light Sweet Crude Oil Future.......    7.56%      4,567,339
      NYMEX NY Harbor ULSD Future..............    3.73%      2,253,160
      NYMEX Reformulated Gasoline Blend Future.    3.87%      2,336,483
                                                             ----------
      Total Notional Amount....................              60,425,712
                                                             ==========

   (7) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    6.75%     16,606,754
         CBOT Soybean Future...............    6.21%     15,273,507
         CBOT Soybean Meal Future..........    3.58%      8,811,398
         CBOT Soybean Oil Future...........    2.40%      5,914,149
         CBOT Wheat Future.................    3.73%      9,164,281
         CME Lean Hogs Future..............    2.13%      5,232,835
         CME Live Cattle Future............    3.65%      8,966,947
         COMEX Copper Future...............    6.57%     16,167,958
         COMEX Gold 100 Troy Ounces Future.   11.55%     28,409,011
         COMEX Silver Future...............    3.36%      8,269,385
         ICE Brent Crude Oil Future........    8.07%     19,836,064
         KCBT Hard Red Winter Wheat Future.    1.55%      3,803,786
         LME Nickel Future.................    2.90%      7,140,271

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      LME Primary Aluminum Future..............    4.47%      10,988,382
      LME Zinc Future..........................    2.78%       6,839,311
      NYBOT CSC C Coffee Future................    2.40%       5,909,248
      NYBOT CSC Number 11 World Sugar Future...    2.66%       6,538,517
      NYBOT CTN Number 2 Cotton Future.........    1.51%       3,707,087
      NYMEX Henry Hub Natural Gas Future.......    7.89%      19,396,527
      NYMEX Light Sweet Crude Oil Future.......    7.87%      19,366,432
      NYMEX NY Harbor ULSD Future..............    3.71%       9,122,801
      NYMEX Reformulated Gasoline Blend Future.    4.26%      10,470,362
                                                             -----------
      Total Notional Amount....................              245,935,013
                                                             ===========

(8) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    7.08%      12,536,628
      CBOT Soybean Future......................    6.25%      11,067,738
      CBOT Soybean Meal Future.................    3.49%       6,186,676
      CBOT Soybean Oil Future..................    2.43%       4,300,990
      CBOT Wheat Future........................    3.76%       6,664,607
      CME Lean Hogs Future.....................    1.83%       3,236,253
      CME Live Cattle Future...................    3.68%       6,521,098
      COMEX Copper Future......................    6.74%      11,930,066
      COMEX Gold 100 Troy Ounces Future........   11.67%      20,660,094
      COMEX Silver Future......................    3.40%       6,013,806
      ICE Brent Crude Oil Future...............    8.03%      14,217,768
      KCBT Hard Red Winter Wheat Future........    1.68%       2,978,549
      LME Nickel Future........................    2.95%       5,221,411
      LME Primary Aluminum Future..............    4.48%       7,936,391
      LME Zinc Future..........................    2.80%       4,955,911
      NYBOT CSC C Coffee Future................    2.43%       4,297,425
      NYBOT CSC Number 11 World Sugar Future...    2.69%       4,755,054
      NYBOT CTN Number 2 Cotton Future.........    1.43%       2,533,224
      NYMEX Henry Hub Natural Gas Future.......    7.94%      14,055,501
      NYMEX Light Sweet Crude Oil Future.......    7.60%      13,456,712
      NYMEX NY Harbor ULSD Future..............    3.75%       6,634,442
      NYMEX Reformulated Gasoline Blend Future.    3.88%       6,873,688
                                                             -----------
      Total Notional Amount....................              177,034,032
                                                             ===========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (9) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      18,470,681
      CBOT Soybean Future......................    6.21%      16,993,027
      CBOT Soybean Meal Future.................    3.58%       9,796,302
      CBOT Soybean Oil Future..................    2.40%       6,567,353
      CBOT Wheat Future........................    3.73%      10,206,762
      CME Lean Hogs Future.....................    2.13%       5,828,526
      CME Live Cattle Future...................    3.65%       9,987,850
      COMEX Copper Future......................    6.57%      17,978,130
      COMEX Gold 100 Troy Ounces Future........   11.55%      31,605,388
      COMEX Silver Future......................    3.36%       9,194,295
      ICE Brent Crude Oil Future...............    8.07%      22,082,726
      KCBT Hard Red Winter Wheat Future........    1.55%       4,241,416
      LME Nickel Future........................    2.90%       7,935,552
      LME Primary Aluminum Future..............    4.47%      12,231,696
      LME Zinc Future..........................    2.78%       7,607,184
      NYBOT CSC C Coffee Future................    2.40%       6,567,353
      NYBOT CSC Number 11 World Sugar Future...    2.66%       7,278,817
      NYBOT CTN Number 2 Cotton Future.........    1.51%       4,131,960
      NYMEX Henry Hub Natural Gas Future.......    7.89%      21,590,174
      NYMEX Light Sweet Crude Oil Future.......    7.87%      21,535,446
      NYMEX NY Harbor ULSD Future..............    3.71%      10,152,034
      NYMEX Reformulated Gasoline Blend Future.    4.26%      11,657,052
                                                             -----------
      Total Notional Amount....................              273,639,724
                                                             ===========

   (10) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    7.08%      7,689,281
         CBOT Soybean Future...............    6.25%      6,787,854
         CBOT Soybean Meal Future..........    3.49%      3,790,338
         CBOT Soybean Oil Future...........    2.43%      2,639,118
         CBOT Wheat Future.................    3.76%      4,083,573
         CME Lean Hogs Future..............    1.83%      1,987,484
         CME Live Cattle Future............    3.68%      3,996,689
         COMEX Copper Future...............    6.74%      7,320,022
         COMEX Gold 100 Troy Ounces Future.   11.68%     12,685,141
         COMEX Silver Future...............    3.40%      3,692,593
         ICE Brent Crude Oil Future........    8.03%      8,721,035
         KCBT Hard Red Winter Wheat Future.    1.68%      1,824,575
         LME Nickel Future.................    2.95%      3,203,867
         LME Primary Aluminum Future.......    4.48%      4,865,534

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      LME Zinc Future..........................    2.80%       3,040,959
      NYBOT CSC C Coffee Future................    2.43%       2,639,118
      NYBOT CSC Number 11 World Sugar Future...    2.69%       2,921,492
      NYBOT CTN Number 2 Cotton Future.........    1.43%       1,553,061
      NYMEX Henry Hub Natural Gas Future.......    7.94%       8,623,290
      NYMEX Light Sweet Crude Oil Future.......    7.60%       8,254,031
      NYMEX NY Harbor ULSD Future..............    3.75%       4,072,713
      NYMEX Reformulated Gasoline Blend Future.    3.88%       4,213,900
                                                             -----------
      Total Notional Amount....................              108,605,668
                                                             ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              Investments in Securities (Market Value)
                                          ------------------------------------------------
                                           Level 1      Level 2     Level 3     Total
                                          ---------- -------------- ------- --------------
Bonds
  Australia..............................         -- $  110,893,533   --    $  110,893,533
  Austria................................         --      1,462,527   --         1,462,527
  Belgium................................         --      9,883,499   --         9,883,499
  Canada.................................         --    175,556,296   --       175,556,296
  Finland................................         --      6,079,815   --         6,079,815
  France.................................         --     45,038,521   --        45,038,521
  Germany................................         --     65,831,580   --        65,831,580
  Ireland................................         --      9,686,873   --         9,686,873
  Italy..................................         --      2,584,520   --         2,584,520
  Japan..................................         --     44,536,460   --        44,536,460
  Netherlands............................         --     70,601,879   --        70,601,879
  Norway.................................         --     15,505,745   --        15,505,745
  Spain..................................         --     28,421,711   --        28,421,711
  Supranational Organization Obligations.         --     51,026,302   --        51,026,302
  Sweden.................................         --    113,155,651   --       113,155,651
  Switzerland............................         --     17,195,380   --        17,195,380
  United Kingdom.........................         --     26,523,741   --        26,523,741
  United States..........................         --    638,717,783   --       638,717,783
U.S. Treasury Obligations................         --    522,716,015   --       522,716,015
Securities Lending Collateral............         --     46,456,849   --        46,456,849
Swap Agreements**........................         --      1,171,890   --         1,171,890
Futures Contracts**...................... $1,090,143             --   --         1,090,143
Forward Currency Contracts**.............         --      6,683,768   --         6,683,768
                                          ---------- --------------   --    --------------
TOTAL.................................... $1,090,143 $2,009,730,338   --    $2,010,820,481
                                          ========== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $45,404 of securities on loan)................................ $    1,955,418
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $46,455).         46,457
Segregated Cash for Swaps Contracts...........................................................         27,366
Foreign Currencies at Value...................................................................              2
Cash..........................................................................................         83,531
Receivables:
  Interest....................................................................................         12,111
  Securities Lending Income...................................................................              8
  Fund Shares Sold............................................................................          2,643
Unrealized Gain on Swap Contracts.............................................................          1,172
Unrealized Gain on Forward Currency Contracts.................................................          6,684
Prepaid Expenses and Other Assets.............................................................             33
                                                                                               --------------
     Total Assets.............................................................................      2,135,425
                                                                                               --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................         46,486
  Investment Securities Purchased.............................................................         13,663
  Fund Shares Redeemed........................................................................          1,205
  Due to Advisor..............................................................................            499
  Futures Margin Variation....................................................................            428
  Segregated Cash for Swap Contracts..........................................................         21,504
Accrued Expenses and Other Liabilities........................................................            114
                                                                                               --------------
    Total Liabilities.........................................................................         83,899
                                                                                               --------------
NET ASSETS.................................................................................... $    2,051,526
                                                                                               ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).......................................................    336,570,731
                                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................... $         6.10
                                                                                               ==============
Investments at Cost........................................................................... $    1,978,643
                                                                                               ==============
Foreign Currencies at Cost.................................................................... $            2
                                                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................... $    1,979,456
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)........             46
Accumulated Net Realized Gain (Loss)..........................................................         86,375
Net Unrealized Foreign Exchange Gain (Loss)...................................................          6,617
Net Unrealized Appreciation (Depreciation)....................................................        (20,968)
                                                                                               --------------
NET ASSETS.................................................................................... $    2,051,526
                                                                                               ==============
(1) NUMBER OF SHARES AUTHORIZED...............................................................  1,800,000,000
                                                                                               ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO#

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $ 15,028
  Income from Securities Lending....................................................................       32
                                                                                                     --------
     Total Investment Income........................................................................   15,060
                                                                                                     --------
Expenses
  Investment Management Fees........................................................................    3,357
  Accounting & Transfer Agent Fees..................................................................       56
  Custodian Fees....................................................................................       26
  Filing Fees.......................................................................................       42
  Shareholders' Reports.............................................................................       34
  Directors'/Trustees' Fees & Expenses..............................................................        7
  Professional Fees.................................................................................       15
  Other.............................................................................................       20
                                                                                                     --------
     Total Expenses.................................................................................    3,557
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (606)
  Fees Paid Indirectly (Note D).....................................................................       (4)
                                                                                                     --------
  Net Expenses......................................................................................    2,947
                                                                                                     --------
  Net Investment Income (Loss)......................................................................   12,113
                                                                                                     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................................   (3,773)
    Affiliated Investment Companies Shares Sold.....................................................       (9)
    Futures.........................................................................................    5,574
    Swap Contracts..................................................................................   85,411
    Foreign Currency Transactions...................................................................      (11)
    Forward Currency Contracts......................................................................      942
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................  (16,500)
    Affiliated Investment Companies Shares..........................................................        4
    Futures.........................................................................................   (1,957)
    Swap Contracts..................................................................................   (3,317)
    Translation of Foreign Currency Denominated Amounts.............................................      (42)
    Forward Currency Contracts......................................................................    3,680
                                                                                                     --------
  Net Realized and Unrealized Gain (Loss)...........................................................   70,002
                                                                                                     --------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $ 82,115
                                                                                                     ========

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Commodity Strategy
                                                                                               Portfolio
                                                                                        ----------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2018        2017
                                                                                        ----------- ----------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $   12,113  $   19,526
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................     (3,773)     (2,466)
    Affiliated Investment Companies Shares Sold........................................         (9)        (22)
    Futures............................................................................      5,574      (4,294)
    Swap Contracts.....................................................................     85,411      11,651
    Foreign Currency Transactions......................................................        (11)        (42)
    Forward Currency Contracts.........................................................        942          49
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    (16,500)     (8,171)
    Affiliated Investment Companies Shares Sold........................................          4          (4)
    Futures............................................................................     (1,957)      4,164
    Swap Contracts.....................................................................     (3,317)     26,047
    Translation of Foreign Currency Denominated Amounts................................        (42)        (30)
    Forward Currency Contracts.........................................................      3,680       3,005
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     82,115      49,413
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................    (42,351)    (22,518)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................         --        (875)
  Net Long-Term Gains:
                                                                                        ----------  ----------
    Total Distributions................................................................    (42,351)    (23,393)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    501,160     723,399
  Shares Issued in Lieu of Cash Distributions..........................................     38,383      22,385
  Shares Redeemed......................................................................   (256,102)   (641,580)
                                                                                        ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions............................    283,441     104,204
                                                                                        ----------  ----------
    Total Increase (Decrease) in Net Assets............................................    323,205     130,224
Net Assets
  Beginning of Period..................................................................  1,728,321   1,598,097
                                                                                        ----------  ----------
  End of Period........................................................................ $2,051,526  $1,728,321
                                                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     83,760     123,067
  Shares Issued in Lieu of Cash Distributions..........................................      6,746       3,816
  Shares Redeemed......................................................................    (43,040)   (109,656)
                                                                                        ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed............................     47,466      17,227
                                                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $       46  $   30,284

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               DFA Commodity Strategy Portfolio
                                         --------------------------------------------------------------------------
                                          Six Months       Year         Year         Year         Year        Year
                                             Ended        Ended        Ended        Ended        Ended       Ended
                                           April 30,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                             2018          2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $     5.98     $     5.88  $     5.93   $     8.00   $     8.30   $   9.40
                                         ----------     ----------  ----------   ----------   ----------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.04           0.07        0.05         0.05         0.06       0.06
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.23           0.11       (0.07)       (2.05)       (0.31)     (1.10)
                                         ----------     ----------  ----------   ----------   ----------   --------
   Total from Investment Operations.....       0.27           0.18       (0.02)       (2.00)       (0.25)     (1.04)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.15)         (0.08)      (0.03)       (0.06)       (0.04)     (0.04)
 Net Realized Gains.....................         --             --          --        (0.01)       (0.01)     (0.02)
                                         ----------     ----------  ----------   ----------   ----------   --------
   Total Distributions..................      (0.15)         (0.08)      (0.03)       (0.07)       (0.05)     (0.06)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     6.10     $     5.98  $     5.88   $     5.93   $     8.00   $   8.30
=======================================  ===========    ==========  ==========   ==========   ==========   ========
Total Return............................       4.67%(D)       3.15%      (0.26)%     (25.16)%      (3.08)%   (11.15)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,051,526     $1,728,321  $1,598,097   $1,207,071   $1,194,191   $786,314
Ratio of Expenses to Average Net Assets.       0.32%(E)       0.33%       0.33%        0.34%        0.33%      0.34%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))......................       0.39%(E)       0.39%       0.40%        0.40%        0.39%      0.40%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.32%(E)       1.17%       0.95%        0.77%        0.65%      0.66%
Portfolio Turnover Rate.................         41%(D)        102%        159%         124%         104%        64%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.

   Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2018, the Portfolio held a $427,583,917 investment in the Subsidiary, representing 20.84% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2018, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. At April 30, 2018, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2018, approximately $606 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $27

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Portfolio's transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $504,671  $531,203 $550,734  $193,565

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                           Net Realized
                                                           Gain/(Loss)                                         Dividend
                                                           on Sales of    Change in                           Income from
                                                            Affiliated   Unrealized                           Affiliated
                           Balance at Purchases  Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost  from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- --------- ---------- ------------ ------------- ---------- ------------ -----------
DFA Commodity Strategy
 Portfolio
DFA Short Term Investment
 Fund.....................  $42,409   $137,244   $133,191      $(9)          $4        $46,457      4,015        $277
                            -------   --------   --------      ---           --        -------      -----        ----
Total.....................  $42,409   $137,244   $133,191      $(9)          $4        $46,457      4,015        $277
                            =======   ========   ========      ===           ==        =======      =====        ====

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
DFA Commodity Strategy
 Portfolio
DFA Short Term Investment
 Fund.....................      --
                                --
Total.....................      --
                                ==

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.     $5,774           $644         $(6,418)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
     DFA Commodity Strategy Portfolio
     2016.............................    $ 7,540         $154      $ 7,694
     2017.............................     23,393           --       23,393

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      Net Investment
                                        Income and
                                        Short-Term     Long-Term
                                      Capital Gains  Capital Gains  Total
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(5,774)         --       $(5,774)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.    $39,616          --          $(1,758)      $(5,453)       $32,405

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after

October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 Unlimited Total
                                                 --------- ------
               DFA Commodity Strategy Portfolio.  $1,758   $1,758

   During the year ended October 31, 2017, the Portfolio did not utilize capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                  Federal Tax  Unrealized   Unrealized   Appreciation
                                     Cost     Appreciation Depreciation (Depreciation)
                                  ----------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $2,034,333     $4,602      $(28,115)     $(23,513)

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                            Forward
                                           Currency            Swap
                                           Contracts Futures Contracts
                                           --------- ------- ---------
         DFA Commodity Strategy Portfolio.  270,425  104,129 1,768,710

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2018:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Forward Currency          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Commodity Futures         Receivables: Futures       Payables: Futures Margin
   Contracts                 Margin Variation           Variation

 Commodity Swap Contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                             Asset Derivatives Value
                                  ---------------------------------------------
                                   Total Value    Forward  Commodity
                                        at       Currency   Futures     Swap
                                  April 30, 2018 Contracts Contracts* Contracts
                                  -------------- --------- ---------- ---------
DFA Commodity Strategy Portfolio.    $11,619      $6,684     $3,763    $1,172


                                  Liability Derivatives Value
                                  ---------------------------
                                   Total Value      Forward   Commodity
                                        at         Currency    Futures     Swap
                                  April 30, 2018   Contracts  Contracts* Contracts
                                  --------------   ---------  ---------- ---------
DFA Commodity Strategy Portfolio.    $(2,673)         --       $(2,673)     --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2018:

Derivative Type              Location of Gain (Loss) on Derivatives
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of:
                               Futures
Forward Currency Contracts   Net Realized Gain (Loss) on: Forward Currency Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Forward Currency Contracts
Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                      Realized Gain (Loss) on
                                         Derivatives
                                      -----------------------
                                                       Forward    Commodity
                                                      Currency     Futures    Swap
                                       Total          Contracts   Contracts Contracts
                                       -------        ---------   --------- ---------
    DFA Commodity Strategy Portfolio. $91,927          $  942      $ 5,574   $85,411

                                      Change in Unrealized
                                      Appreciation (Depreciation)
                                        on Derivatives
                                      -----------------------
                                                       Forward    Commodity
                                                      Currency     Futures    Swap
                                       Total          Contracts   Contracts Contracts
                                       -------        ---------   --------- ---------
    DFA Commodity Strategy Portfolio. $(1,594)         $3,680      $(1,957)  $(3,317)

Offsetting of Derivative Assets and Derivative Liabilities

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2018 (Amounts in thousands):

                                         Net                                                   Net
                                       Amounts                                               Amounts
                                         of        Gross Amounts Not                           of        Gross Amounts Not
                                       Assets        Offset in the                         Liabilities     Offset in the
                                      Presented   Statements of Assets                      Presented   Statements of Assets
                            Gross      in the       and Liabilities               Gross      in the       and Liabilities
                          Amounts of Statements  ----------------------        Amounts of  Statements  ----------------------
                          Recognized  of Assets   Financial     Cash     Net   Recognized   of Assets   Financial     Cash
                            Assets       and     Instruments Collateral Amount Liabilities     and     Instruments Collateral
Description                  (a)     Liabilities     (b)      Received   (c)       (a)     Liabilities     (d)      Pledged
-----------               ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ----------
                                                 Assets                                             Liabilities
                          ---------------------------------------------------- ----------------------------------------------
DFA Commodity
 Strategy Portfolio
  JP Morgan..............   $5,706     $5,706        --          --     $5,706     --          --          --          --
  State Street Bank
   and Trust.............      978        978        --          --        978     --          --          --          --
  Citibank, N.A..........      124        124        --          --        124     --          --          --          --
  Credit Suisse..........      150        150        --          --        150     --          --          --          --
  Deutsche Bank AG,
   London Branch.........       91         91        --          --         91     --          --          --          --
  Merrill Lynch Capital
   Services, Inc.........      107        107        --          --        107     --          --          --          --
  UBS AG.................      700        700        --          --        700     --          --          --          --
                            ------     ------        --          --     ------     --          --          --          --
                            $7,856     $7,856        --          --     $7,856     --          --          --          --
                            ======     ======        ==          ==     ======     ==          ==          ==          ==







                           Net
                          Amount
Description                (e)
-----------               ------

                          -------
DFA Commodity
 Strategy Portfolio
  JP Morgan..............   --
  State Street Bank
   and Trust.............   --
  Citibank, N.A..........   --
  Credit Suisse..........   --
  Deutsche Bank AG,
   London Branch.........   --
  Merrill Lynch Capital
   Services, Inc.........   --
  UBS AG.................   --
                            --
                            --
                            ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Securities Lending:

   As of April 30, 2018, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                      Remaining Contractual Maturity of the Agreements
                                                    As of April 30, 2018
                                  --------------------------------------------------------
                                  Overnight and            Between
                                   Continuous   <30 days 30 & 90 days >90 days    Total
                                  ------------- -------- ------------ -------- -----------
Securities Lending Transactions
DFA Commodity Strategy Portfolio
Bonds, U.S. Treasury Obligations.  $46,456,849     --         --         --    $46,456,849

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. Other:

   At April 30, 2018, 4 shareholders held 66% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2018
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/17  04/30/18    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,047.90    0.68%    $3.45
   Institutional Class Shares......... $1,000.00 $1,049.40    0.43%    $2.18
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%    $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/17  04/30/18    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,037.50    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

           U.S. Large Company Portfolio
Consumer Discretionary.......................  12.9%
Consumer Staples.............................   7.0%
Energy.......................................   6.2%
Financials...................................  14.7%
Health Care..................................  14.1%
Industrials..................................   9.9%
Information Technology.......................  24.8%
Materials....................................   2.9%
Real Estate..................................   2.7%
Telecommunication Services...................   1.9%
Utilities....................................   2.9%
                                              -----
                                              100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $10,432,935,162
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $10,432,935,162
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (97.8%)
Consumer Discretionary -- (12.7%)
*   Amazon.com, Inc...................   146,080 $  228,780,270            2.8%
*   Booking Holdings, Inc.............    17,740     38,637,720            0.5%
    Comcast Corp. Class A............. 1,685,108     52,895,540            0.6%
    Home Depot, Inc. (The)............   424,543     78,455,546            1.0%
    McDonald's Corp...................   289,822     48,527,796            0.6%
*   Netflix, Inc......................   157,765     49,295,252            0.6%
    Walt Disney Co. (The).............   546,671     54,847,501            0.7%
    Other Securities..................              511,126,518            6.1%
                                                 --------------           -----
Total Consumer Discretionary..........            1,062,566,143           12.9%
                                                 --------------           -----
Consumer Staples -- (6.8%)
    Altria Group, Inc.................   690,921     38,767,577            0.5%
    Coca-Cola Co. (The)............... 1,395,809     60,312,907            0.7%
    PepsiCo, Inc......................   517,030     52,189,008            0.6%
    Philip Morris International, Inc..   564,656     46,301,792            0.6%
    Procter & Gamble Co. (The)........   916,528     66,301,635            0.8%
    Walmart, Inc......................   527,727     46,682,730            0.6%
    Other Securities..................              261,079,554            3.1%
                                                 --------------           -----
Total Consumer Staples................              571,635,203            6.9%
                                                 --------------           -----
Energy -- (6.1%)
    Chevron Corp......................   694,485     86,887,018            1.1%
    Exxon Mobil Corp.................. 1,540,486    119,772,786            1.4%
    Other Securities..................              305,599,435            3.7%
                                                 --------------           -----
Total Energy..........................              512,259,239            6.2%
                                                 --------------           -----
Financials -- (14.4%)
    Bank of America Corp.............. 3,478,216    104,068,223            1.3%
*   Berkshire Hathaway, Inc. Class B..   699,705    135,553,850            1.6%
    Citigroup, Inc....................   934,365     63,789,099            0.8%
    JPMorgan Chase & Co............... 1,247,711    135,726,003            1.6%
    Wells Fargo & Co.................. 1,596,006     82,928,472            1.0%
    Other Securities..................              681,447,893            8.3%
                                                 --------------           -----
Total Financials......................            1,203,513,540           14.6%
                                                 --------------           -----
Health Care -- (13.8%)
    Abbott Laboratories...............   632,965     36,794,255            0.4%
    AbbVie, Inc.......................   579,544     55,954,973            0.7%
    Amgen, Inc........................   243,024     42,402,828            0.5%
    Johnson & Johnson.................   975,387    123,376,702            1.5%
    Medtronic P.L.C...................   492,714     39,481,173            0.5%
    Merck & Co., Inc..................   980,218     57,705,434            0.7%
    Pfizer, Inc....................... 2,164,204     79,231,508            1.0%
    UnitedHealth Group, Inc...........   351,800     83,165,520            1.0%
    Other Securities..................              641,326,928            7.8%
                                                 --------------           -----
Total Health Care.....................            1,159,439,321           14.1%
                                                 --------------           -----
Industrials -- (9.7%)
    3M Co.............................   216,498     42,085,046            0.5%
    Boeing Co. (The)..................   201,112     67,082,919            0.8%
    General Electric Co............... 3,156,608     44,413,475            0.5%
    Honeywell International, Inc......   273,395     39,554,789            0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                       Shares       Value+     of Net Assets**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................    286,206 $   38,245,708            0.5%
      Other Securities..............................................               580,000,115            7.1%
                                                                                --------------          ------
Total Industrials...................................................               811,382,052            9.9%
                                                                                --------------          ------
Information Technology -- (24.2%)
*     Adobe Systems, Inc............................................    178,752     39,611,443            0.5%
*     Alphabet, Inc. Class A........................................    108,519    110,535,283            1.3%
*     Alphabet, Inc. Class C........................................    110,654    112,571,634            1.4%
      Apple, Inc....................................................  1,844,691    304,853,635            3.7%
      Cisco Systems, Inc............................................  1,751,440     77,571,278            0.9%
*     Facebook, Inc. Class A........................................    871,053    149,821,116            1.8%
      Intel Corp....................................................  1,701,445     87,828,591            1.1%
      International Business Machines Corp..........................    311,454     45,148,372            0.6%
      Mastercard, Inc. Class A......................................    335,617     59,830,443            0.7%
      Microsoft Corp................................................  2,799,311    261,791,565            3.2%
      NVIDIA Corp...................................................    219,952     49,467,205            0.6%
      Oracle Corp...................................................  1,098,635     50,174,660            0.6%
      Texas Instruments, Inc........................................    357,663     36,277,758            0.4%
#     Visa, Inc. Class A............................................    655,356     83,151,569            1.0%
      Other Securities..............................................               563,776,035            6.9%
                                                                                --------------          ------
Total Information Technology........................................             2,032,410,587           24.7%
                                                                                --------------          ------
Materials -- (2.8%)
      DowDuPont, Inc................................................    850,719     53,799,470            0.7%
      Other Securities..............................................               180,124,095            2.1%
                                                                                --------------          ------
Total Materials.....................................................               233,923,565            2.8%
                                                                                --------------          ------
Real Estate -- (2.7%)
      Other Securities..............................................               225,491,475            2.7%
                                                                                --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................  2,232,238     72,994,183            0.9%
      Verizon Communications, Inc...................................  1,500,749     74,061,963            0.9%
      Other Securities..............................................                 6,617,453            0.1%
                                                                                --------------          ------
Total Telecommunication Services....................................               153,673,599            1.9%
                                                                                --------------          ------
Utilities -- (2.8%)
      Other Securities..............................................               238,680,024            2.9%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             8,204,974,748           99.6%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             8,204,974,748
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 27,525,395     27,525,395            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund................................ 13,351,146    154,472,760            1.9%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,790,445,865)...........................................              $8,386,972,903          101.8%
                                                                                ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                        Unrealized
                         Number of Expiration  Notional     Market     Appreciation
Description              Contracts    Date      Value       Value     (Depreciation)
-----------              --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index..    261     06/15/18  $34,859,996 $34,543,350   $(316,646)
                                              ----------- -----------   ----------
Total futures contracts.                      $34,859,996 $34,543,350   $(316,646)
                                              =========== ===========   ==========

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,062,566,143            --   --    $1,062,566,143
  Consumer Staples............    571,635,203            --   --       571,635,203
  Energy......................    512,259,239            --   --       512,259,239
  Financials..................  1,203,513,540            --   --     1,203,513,540
  Health Care.................  1,159,439,321            --   --     1,159,439,321
  Industrials.................    811,382,052            --   --       811,382,052
  Information Technology......  2,032,410,587            --   --     2,032,410,587
  Materials...................    233,923,565            --   --       233,923,565
  Real Estate.................    225,491,475            --   --       225,491,475
  Telecommunication Services..    153,673,599            --   --       153,673,599
  Utilities...................    238,680,024            --   --       238,680,024
Temporary Cash Investments....     27,525,395            --   --        27,525,395
Securities Lending Collateral.             --  $154,472,760   --       154,472,760
Futures Contracts**...........       (316,646)           --   --          (316,646)
                               --------------  ------------   --    --------------
TOTAL......................... $8,232,183,497  $154,472,760   --    $8,386,656,257
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                                U.S. Large
                                                                                             DFA International    Company
                                                                                              Value Portfolio   Portfolio *
                                                                                             ----------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value.......................................  $   10,432,935             --
Investments at Value (including $0 and $368,928 of securities on loan, respectively)........              --   $  8,204,975
Temporary Cash Investments at Value & Cost..................................................              --         27,525
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
 $154,469)..................................................................................              --        154,473
Segregated Cash for Futures Contracts.......................................................              --          1,514
Receivables:
  Dividends, Interest and Tax Reclaims......................................................              --          7,114
  Securities Lending Income.................................................................              --             55
  Fund Shares Sold..........................................................................           5,380          5,550
Prepaid Expenses and Other Assets...........................................................              81             90
                                                                                              --------------   ------------
     Total Assets...........................................................................      10,438,396      8,401,296
                                                                                              --------------   ------------
LIABILITIES:
Payables:
  Due to Custodian..........................................................................              --             23
  Upon Return of Securities Loaned..........................................................              --        154,469
  Fund Shares Redeemed......................................................................           4,251          3,449
  Due to Advisor............................................................................           1,702            398
  Futures Margin Variation..................................................................              --            320
Accrued Expenses and Other Liabilities......................................................             426            762
                                                                                              --------------   ------------
     Total Liabilities......................................................................           6,379        159,421
                                                                                              --------------   ------------
NET ASSETS..................................................................................  $   10,432,017   $  8,241,875
                                                                                              ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $3,578 and $0 and shares outstanding of
 173,174 and 0, respectively................................................................  $        20.66            N/A
                                                                                              ==============   ============
NUMBER OF SHARES AUTHORIZED.................................................................     100,000,000            N/A
                                                                                              ==============   ============
Institutional Class Shares -- based on net assets of $10,428,439 and $8,241,875 and
 shares outstanding of 503,298,410 and 400,639,495, respectively............................  $        20.72   $      20.57
                                                                                              ==============   ============
NUMBER OF SHARES AUTHORIZED.................................................................   1,500,000,000    900,000,000
                                                                                              ==============   ============
Investments at Cost.........................................................................             N/A   $  3,608,452
                                                                                              ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................................  $    8,460,001   $  3,783,273
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................................          84,460         15,171
Accumulated Net Realized Gain (Loss)........................................................         208,713       (152,788)
Net Unrealized Foreign Exchange Gain (Loss).................................................            (990)            --
Net Unrealized Appreciation (Depreciation)..................................................       1,679,833      4,596,219
                                                                                              --------------   ------------
NET ASSETS..................................................................................  $   10,432,017   $  8,241,875
                                                                                              ==============   ============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                  DFA         U.S.
                                                                                             International   Large
                                                                                                 Value      Company
                                                                                              Portfolio*#  Portfolio#
                                                                                             ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $17,490 and $0, respectively)...............   $169,618           --
    Income from Securities Lending..........................................................      3,558           --
    Expenses Allocated from Affiliated Investment Company...................................    (10,884)          --
                                                                                               --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies..............    162,292           --
                                                                                               --------     --------
Fund Investment Income
  Dividends.................................................................................         --     $ 80,102
  Income from Securities Lending............................................................         --          341
                                                                                               --------     --------
     Total Investment Income................................................................         --       80,443
                                                                                               --------     --------
Fund Expenses
  Investment Management Fees................................................................     20,332        2,477
  Accounting & Transfer Agent Fees..........................................................        183          237
  S&P 500(R) Fees...........................................................................         --           51
  Custodian Fees............................................................................         --           48
  Shareholder Servicing Fees................................................................
    Class R2 Shares.........................................................................          5           --
  Filing Fees...............................................................................         98           81
  Shareholders' Reports.....................................................................        150           68
  Directors'/Trustees' Fees & Expenses......................................................         39           32
  Professional Fees.........................................................................         62           84
  Other.....................................................................................         27          101
                                                                                               --------     --------
     Total Expenses.........................................................................     20,896        3,179
                                                                                               --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................         --          124
    Institutional Class Shares..............................................................    (10,162)          --
    Class R2 Shares.........................................................................         (4)          --
                                                                                               --------     --------
  Net Expenses..............................................................................     10,730        3,303
                                                                                               --------     --------
  Net Investment Income (Loss)..............................................................    151,562       77,140
                                                                                               --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................         --       16,089
    Affiliated Investment Companies Shares Sold.............................................         --          (25)
    Transactions Allocated from Affiliated Investment Company...............................    283,028           --
    Futures.................................................................................         --        2,397
    Foreign Currency Transactions...........................................................      1,424           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................         --      212,151
    Affiliated Investment Companies Shares..................................................         --           (8)
    Transactions Allocated from Affiliated Investment Company...............................     52,541           --
    Futures.................................................................................         --         (400)
    Translation of Foreign Currency Denominated Amounts.....................................       (950)          --
                                                                                               --------     --------
  Net Realized and Unrealized Gain (Loss)...................................................    336,043      230,204
                                                                                               --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $487,605     $307,344
                                                                                               ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value     U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                 ------------------------  -----------------------
                                                                 Six Months       Year     Six Months      Year
                                                                    Ended        Ended        Ended       Ended
                                                                  April 30,     Oct. 31,    April 30,    Oct. 31,
                                                                    2018          2017        2018         2017
                                                                 -----------  -----------  ----------- -----------
                                                                 (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   151,562  $   267,641  $   77,140  $   146,387
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................          --           --      16,089       25,596
    Affiliated Investment Companies Shares Sold.................          --           --         (25)          21
    Transactions Allocated from Affiliated Investment Company...     283,028      104,748          --           --
    Futures.....................................................          --       12,673       2,397        4,571
    Foreign Currency Transactions...............................       1,424       (1,987)         --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................          --    1,639,175     212,151    1,352,486
    Affiliated Investment Companies Shares Sold.................          --           --          (8)         (37)
    Transactions Allocated from Affiliated Investment Company...      52,541           --          --           --
    Futures.....................................................          --        2,759        (400)         181
    Translation of Foreign Currency Denominated Amounts.........        (950)         803          --           --
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     487,605    2,025,812     307,344    1,529,205
                                                                 -----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................         (32)        (109)         --           --
    Institutional Class Shares..................................     (97,696)    (277,230)    (70,019)    (154,814)
  Net Short-Term Gains:
    Institutional Class Shares..................................          --           --      (2,185)        (124)
  Net Long-Term Gains:
    Institutional Class Shares..................................          --           --     (19,860)     (38,779)
                                                                 -----------  -----------  ----------  -----------
     Total Distributions........................................     (97,728)    (277,339)    (92,064)    (193,717)
                                                                 -----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................     940,226    1,967,887     753,520    1,555,398
  Shares Issued in Lieu of Cash Distributions...................      95,034      269,559      84,534      171,570
  Shares Redeemed...............................................    (834,259)  (1,418,753)   (807,637)  (1,432,214)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     201,001      818,693      30,417      294,754
                                                                 -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets....................     590,878    2,567,166     245,697    1,630,242
Net Assets
  Beginning of Period...........................................   9,841,139    7,273,973   7,996,178    6,365,936
                                                                 -----------  -----------  ----------  -----------
  End of Period................................................. $10,432,017  $ 9,841,139  $8,241,875  $ 7,996,178
                                                                 ===========  ===========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................      45,710      109,955      36,130       84,803
  Shares Issued in Lieu of Cash Distributions...................       4,758       14,996       4,134        9,395
  Shares Redeemed...............................................     (40,542)     (77,571)    (38,526)     (77,231)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................       9,926       47,380       1,738       16,967
                                                                 ===========  ===========  ==========  ===========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................... $    84,460  $    30,626  $   15,171  $     8,050

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     DFA International Value Portfolio-Class R2 Shares
                                -----------------------------------------------------------
                                Six Months     Year     Year      Year      Year      Year
                                   Ended      Ended    Ended     Ended     Ended     Ended
                                 April 30,   Oct. 31, Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                   2018        2017     2016      2015      2014      2013
--------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................   $19.89      $16.27   $16.93   $ 18.48   $ 19.46    $15.72
                                  ------      ------   ------   -------   -------    ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.27        0.55     0.53      0.51      0.74      0.49
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     0.68        3.61    (0.65)    (1.55)    (0.93)     3.77
                                  ------      ------   ------   -------   -------    ------
   Total from Investment
    Operations.................     0.95        4.16    (0.12)    (1.04)    (0.19)     4.26
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.18)      (0.54)   (0.54)    (0.51)    (0.79)    (0.52)
                                  ------      ------   ------   -------   -------    ------
   Total Distributions.........    (0.18)      (0.54)   (0.54)    (0.51)    (0.79)    (0.52)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period.   $20.66      $19.89   $16.27   $ 16.93   $ 18.48    $19.46
==============================  ===========  ======== ========  ========  ========  ========
Total Return...................     4.79%(D)   25.99%   (0.43)%   (5.78)%   (1.21)%   27.61%
--------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $3,578      $3,508   $3,308   $10,404   $11,200    $5,517
Ratio of Expenses to Average
 Net Assets(B).................     0.68%(E)    0.68%    0.68%     0.68%     0.68%     0.69%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)(B).     0.88%(E)    0.88%    0.88%     0.73%     0.68%     0.69%
Ratio of Net Investment
 Income to Average Net Assets..     2.65%(E)    3.07%    3.42%     2.81%     3.79%     2.84%
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA International Value Portfolio-Institutional Class Shares
                                -----------------------------------------------------------------------------
                                  Six Months       Year         Year         Year         Year        Year
                                     Ended        Ended        Ended        Ended        Ended       Ended
                                   April 30,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                     2018          2017         2016         2015         2014        2013
--------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     19.94     $    16.30  $    16.92   $    18.47   $    19.45   $    15.72
                                -----------     ----------  ----------   ----------   ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.30           0.56        0.55         0.56         0.84         0.52
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.68           3.66       (0.63)       (1.56)       (0.98)        3.78
                                -----------     ----------  ----------   ----------   ----------   ----------
   Total from Investment
    Operations.................        0.98           4.22       (0.08)       (1.00)       (0.14)        4.30
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.20)         (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
                                -----------     ----------  ----------   ----------   ----------   ----------
   Total Distributions.........       (0.20)         (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     20.72     $    19.94  $    16.30   $    16.92   $    18.47   $    19.45
==============================  ===========     ==========  ==========   ==========   ==========   ==========
Total Return...................        4.94%(D)      26.36%      (0.20)%      (5.58)%      (0.97)%      27.90%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $10,428,439     $9,837,631  $7,270,665   $6,795,481   $6,991,214   $6,522,355
Ratio of Expenses to Average
 Net Assets(B).................        0.43%(E)       0.43%       0.43%        0.43%        0.43%        0.43%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and (Fees Paid Indirectly))
 (B)...........................        0.63%(E)       0.63%       0.63%        0.49%        0.43%        0.43%
Ratio of Net Investment
 Income to Average Net Assets..        2.98%(E)       3.12%       3.51%        3.10%        4.29%        3.00%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       U.S. Large Company Portfolio
                                -------------------------------------------------------------------------
                                 Six Months       Year        Year        Year        Year        Year
                                    Ended        Ended       Ended       Ended       Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                    2018          2017        2016        2015        2014        2013
----------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    20.05     $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
                                ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.19           0.37        0.35        0.33        0.29        0.27
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.57           3.50        0.38        0.47        2.07        2.71
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       0.76           3.87        0.73        0.80        2.36        2.98
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.18)         (0.39)      (0.34)      (0.32)      (0.29)      (0.26)
 Net Realized Gains............      (0.06)         (0.10)      (0.14)         --          --          --
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.24)         (0.49)      (0.48)      (0.32)      (0.29)      (0.26)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    20.57     $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
==============================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return...................       3.75%(D)      23.55%       4.54%       5.09%      17.17%      27.10%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $8,241,875     $7,996,178  $6,365,936  $5,810,743  $5,668,374  $4,917,336
Ratio of Expenses to Average
 Net Assets....................       0.08%(E)       0.08%       0.08%       0.08%       0.08%       0.09%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.08%(E)       0.08%       0.08%       0.09%       0.08%       0.10%
Ratio of Net Investment
 Income to Average Net Assets..       1.87%(E)       1.99%       2.17%       2.05%       1.95%       2.13%
Portfolio Turnover Rate........          3%(D)          7%          9%          2%          3%          3%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2018, the Feeder Fund owned 78% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2018, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                      Previously       Net Waived Fees/
                                                      Recovery       Waived Fees/      Expenses Assumed
                                        Expense    of Previously   Expenses Assumed  (Recovered Previously
                                       Limitation   Waived Fees/   Subject to Future     Waived Fees/
Institutional Class Shares               Amount   Expenses Assumed     Recovery        Expenses Assumed)
--------------------------             ---------- ---------------- ----------------- ---------------------
DFA International Value Portfolio (1).    0.40%           --               --               $10,162
U.S. Large Company Portfolio (2)......    0.08%         $152             $675                  (124)

Class R2 Shares
---------------
DFA International Value Portfolio (1).    0.79%           --               --                     4

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $289
                    U.S. Large Company Portfolio......  324

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio. $254,160  $230,900

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                    Net Realized                                                   Capital Gain
                                                    Gain/(Loss)                                         Dividend   Distributions
                                                    on Sales of    Change in                           Income from     from
                                                     Affiliated   Unrealized                           Affiliated   Affiliated
                    Balance at Purchases  Proceeds   Investment  Appreciation/ Balance at Shares as of Investment   Investment
                     10/31/17   at Cost  from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies    Companies
                    ---------- --------- ---------- ------------ ------------- ---------- ------------ ----------- -------------
U.S. Large Company
 Portfolio
DFA Short Term
 Investment Fund...  $185,593  $707,778   $738,865      $(25)         $(8)      $154,473     13,351      $1,554         $--
                     --------  --------   --------      ----          ---       --------     ------      ------         ---
Total..............  $185,593  $707,778   $738,865      $(25)         $(8)      $154,473     13,351      $1,554         $--
                     ========  ========   ========      ====          ===       ========     ======      ======         ===

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of

October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $  322         $  (183)        $(139)
U.S. Large Company Portfolio......      3,250          (3,153)          (97)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2016..............................    $224,802            --    $224,802
    2017..............................     277,339            --     277,339
    U.S. Large Company Portfolio
    2016..............................     125,202       $47,852     173,054
    2017..............................     154,938        38,779     193,717

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
    DFA International Value Portfolio.    $  (322)           --     $  (322)
    U.S. Large Company Portfolio......     (2,859)        $(391)     (3,250)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $54,032             --      $(54,014)     $1,582,630    $1,582,648
U.S. Large Company Portfolio......     10,562        $19,857            --       4,213,230     4,243,649

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 Unlimited  Total
                                                 --------- -------
              DFA International Value Portfolio.  $54,014  $54,014
              U.S. Large Company Portfolio......       --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                  DFA International Value Portfolio. $122,423

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                      Cost     Appreciation Depreciation (Depreciation)
                                   ----------- ------------ ------------ --------------
DFA International Value Portfolio. $8,795,765   $1,637,170          --     $1,637,170
U.S. Large Company Portfolio......  3,961,688    4,529,677   $(104,709)     4,424,968

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2018        Oct. 31, 2017
                                                       ------------------  --------------------
                                                           (Unaudited)
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     722       34  $     3,212      182
 Shares Issued in Lieu of Cash Distributions..........        32        2          109        6
 Shares Redeemed......................................      (803)     (39)      (3,910)    (215)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares             $     (49)      (3) $      (589)     (27)
                                                       =========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 939,504   45,676  $ 1,964,675  109,773
 Shares Issued in Lieu of Cash Distributions..........    95,002    4,756      269,450   14,990
 Shares Redeemed......................................  (833,456) (40,503)  (1,414,843) (77,356)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares  $ 201,050    9,929  $   819,282   47,407
                                                       =========  =======  ===========  =======

H. Financial Instruments:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amount in thousands):

                                                   Futures
                                                   -------
                     U.S. Large Company Portfolio. 23,077

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of April 30, 2018:

                                            Location on the
                                        Statements of Assets and
                                              Liabilities
                                        ------------------------
              Derivative Type            Liability Derivatives
              ---------------           ------------------------
              Equity contracts          Payables: Futures
                                        Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                          Liability Derivatives Value
                                          --------------------------
                                           Total Value
                                                at          Equity
                                          April 30, 2018  Contracts*
                                          --------------  ----------
            U.S. Large Company Portfolio.     $(317)        $(317)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolio's Statements of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2018:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended
April 30, 2018 (amounts in thousands):

                                              Realized Gain (Loss) on
                                                 Derivatives
                                              ----------------------
                                                              Equity
                                               Total         Contracts
                                               ------        ---------
                U.S. Large Company Portfolio. $2,397          $2,397

                                              Change in Unrealized
                                              Appreciation (Depreciation)
                                               on Derivatives
                                              ----------------------
                                                              Equity
                                               Total         Contracts
                                               ------        ---------
                U.S. Large Company Portfolio. $ (400)         $ (400)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     2.21%        $7,080         21         $9        $30,765

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order.

Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Securities Lending:

   As of April 30, 2018, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands).

                                                    Market
                                                    Value
                                                   --------
                     U.S. Large Company Portfolio. $223,666

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     Remaining Contractual Maturity of the Agreements
                                                   As of April 30, 2018
                                 ---------------------------------------------------------
                                 Overnight and            Between
                                  Continuous   <30 days 30 & 90 days >90 days    Total
                                 ------------- -------- ------------ -------- ------------
Securities Lending Transactions
U.S. Large Company Portfolio
Common Stocks................... $154,472,760     --         --         --    $154,472,760

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

N. Other:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            Approximate
                                                                             Percentage
                                                               Number of   of Outstanding
                                                              Shareholders     Shares
                                                              ------------ --------------
DFA International Value Portfolio-Class R2 Shares............      4             98%
DFA International Value Portfolio-Institutional Class Shares.      4             73%
U.S. Large Company Portfolio.................................      4             76%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                     Estimated % Breakdown of Distribution Sources
                                     --------------------------------------------
                                      Net income for      Accumulated
                                      the current or     undistributed
                                         preceding        net profits    Paid-in
                                       fiscal year,      from the sale   surplus
                                      and accumulated    of securities   or other
                                     undistributed net     or other      capital
  Portfolio Name                          income          properties      source
  --------------                     -----------------   -------------   --------
  DFA International Value Portfolio
     December 15, 2017..............        66%                0%           34%
  U.S. Large Company Portfolio
     December 14, 2017..............        71%                0%           29%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2018
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/17  04/30/18    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,036.70    0.11%    $0.56
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,050.80    0.21%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.75    0.21%    $1.05

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/17  04/30/18    Ratio*   Period*
                                         --------- --------- ---------- --------

The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,062.50    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,039.70    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,046.80    0.11%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%    $0.55

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,035.10    0.12%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,004.50    0.12%    $0.60
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,044.20    0.15%    $0.76
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,062.70    0.26%    $1.33
Hypothetical 5% Annual Return........... $1,000.00 $1,023.51    0.26%    $1.30

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.3%
              Consumer Staples.............................   5.1%
              Energy.......................................  13.7%
              Financials...................................  24.4%
              Health Care..................................  14.5%
              Industrials..................................   7.7%
              Information Technology.......................  14.2%
              Materials....................................   3.9%
              Real Estate..................................   0.2%
              Telecommunication Services...................   3.9%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   2.3%
              Energy.......................................  16.2%
              Financials...................................  30.0%
              Health Care..................................   2.6%
              Industrials..................................   8.1%
              Information Technology.......................   2.7%
              Materials....................................  13.4%
              Real Estate..................................   2.7%
              Telecommunication Services...................   4.0%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  19.7%
              Consumer Staples.............................   8.7%
              Energy.......................................   0.9%
              Financials...................................   8.6%
              Health Care..................................   5.0%
              Industrials..................................  28.8%
              Information Technology.......................  13.7%
              Materials....................................  11.0%
              Real Estate..................................   2.1%
              Telecommunication Services...................   0.1%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  21.9%
              Consumer Staples.............................   7.2%
              Energy.......................................   3.7%
              Financials...................................   9.9%
              Health Care..................................   6.1%
              Industrials..................................  16.9%
              Information Technology.......................   8.2%
              Materials....................................  14.8%
              Real Estate..................................   6.3%
              Telecommunication Services...................   2.7%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  23.6%
              Consumer Staples.............................   4.4%
              Energy.......................................   4.9%
              Financials...................................  16.0%
              Health Care..................................   3.6%
              Industrials..................................  26.1%
              Information Technology.......................   9.3%
              Materials....................................   7.1%
              Real Estate..................................   2.6%
              Telecommunication Services...................   0.9%
              Utilities....................................   1.5%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................   5.5%
              Energy.......................................   3.5%
              Financials...................................  13.0%
              Health Care..................................   6.9%
              Industrials..................................  25.7%
              Information Technology.......................  10.8%
              Materials....................................   9.2%
              Real Estate..................................   5.6%
              Telecommunication Services...................   2.8%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................   7.5%
              Consumer Staples.............................   4.9%
              Energy.......................................  22.5%
              Financials...................................   8.2%
              Health Care..................................   1.6%
              Industrials..................................  12.1%
              Information Technology.......................   4.8%
              Materials....................................  29.0%
              Real Estate..................................   4.0%
              Utilities....................................   5.4%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.0%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.1%
              Financials...................................  22.1%
              Health Care..................................   2.6%
              Industrials..................................   7.0%
              Information Technology.......................  24.1%
              Materials....................................  10.2%
              Real Estate..................................   2.2%
              Telecommunication Services...................   4.9%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  16.7%
              Consumer Staples.............................   8.0%
              Energy.......................................   1.3%
              Financials...................................   8.6%
              Health Care..................................   7.1%
              Industrials..................................  15.2%
              Information Technology.......................  16.5%
              Materials....................................  13.1%
              Real Estate..................................   7.7%
              Telecommunication Services...................   0.8%
              Utilities....................................   5.0%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (96.9%)
Consumer Discretionary -- (11.9%)
*   Charter Communications, Inc. Class A.....    962,932 $  261,233,822            0.9%
    Comcast Corp. Class A.................... 21,576,111    677,274,124            2.3%
    Ford Motor Co............................ 16,051,999    180,424,469            0.6%
    General Motors Co........................  6,055,833    222,491,304            0.8%
    Royal Caribbean Cruises, Ltd.............  1,271,015    137,511,113            0.5%
    Time Warner, Inc.........................  3,836,070    363,659,436            1.3%
    Other Securities.........................             1,680,203,335            5.8%
                                                         --------------           -----
Total Consumer Discretionary.................             3,522,797,603           12.2%
                                                         --------------           -----
Consumer Staples -- (4.9%)
    Mondelez International, Inc. Class A.....  3,576,652    141,277,754            0.5%
    Tyson Foods, Inc. Class A................  1,959,828    137,383,943            0.5%
    Walgreens Boots Alliance, Inc............  3,030,389    201,369,349            0.7%
    Walmart, Inc.............................  5,689,778    503,317,762            1.7%
    Other Securities.........................               475,589,016            1.7%
                                                         --------------           -----
Total Consumer Staples.......................             1,458,937,824            5.1%
                                                         --------------           -----
Energy -- (13.3%)
    Andeavor.................................  1,297,132    179,419,298            0.6%
    Chevron Corp.............................  5,879,241    735,551,842            2.5%
    ConocoPhillips...........................  2,949,628    193,200,634            0.7%
    Exxon Mobil Corp......................... 13,357,412  1,038,538,783            3.6%
    Marathon Petroleum Corp..................  2,321,313    173,889,557            0.6%
    Occidental Petroleum Corp................  2,538,795    196,147,302            0.7%
    Valero Energy Corp.......................  2,730,237    302,865,190            1.1%
    Other Securities.........................             1,095,405,202            3.8%
                                                         --------------           -----
Total Energy.................................             3,915,017,808           13.6%
                                                         --------------           -----
Financials -- (23.6%)
    Bank of America Corp..................... 20,209,612    604,671,591            2.1%
    Bank of New York Mellon Corp. (The)......  4,465,867    243,434,410            0.8%
*   Berkshire Hathaway, Inc. Class B.........    995,133    192,787,116            0.7%
    Capital One Financial Corp...............  2,121,634    192,262,473            0.7%
    Citigroup, Inc...........................  5,962,612    407,067,521            1.4%
    Goldman Sachs Group, Inc. (The)..........  1,092,193    260,302,358            0.9%
    JPMorgan Chase & Co...................... 11,108,809  1,208,416,243            4.2%
    Morgan Stanley...........................  5,338,744    275,585,965            1.0%
    PNC Financial Services Group, Inc. (The).  1,331,289    193,848,991            0.7%
    Travelers Cos., Inc. (The)...............  1,165,331    153,357,560            0.5%
    Wells Fargo & Co......................... 18,696,506    971,470,452            3.4%
    Other Securities.........................             2,273,627,768            7.8%
                                                         --------------           -----
Total Financials.............................             6,976,832,448           24.2%
                                                         --------------           -----
Health Care -- (14.1%)
    Abbott Laboratories......................  4,212,247    244,857,918            0.9%
    Aetna, Inc...............................  1,816,031    325,160,351            1.1%
    Anthem, Inc..............................  1,376,563    324,855,102            1.1%
    CVS Health Corp..........................  4,700,064    328,205,469            1.1%
    Danaher Corp.............................  1,838,784    184,466,811            0.6%
*   Express Scripts Holding Co...............  2,740,464    207,453,125            0.7%
    Humana, Inc..............................    674,755    198,499,426            0.7%
    Medtronic P.L.C..........................  4,282,974    343,194,707            1.2%
    Pfizer, Inc.............................. 20,880,631    764,439,901            2.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc.................................   1,050,474 $   220,967,206            0.8%
      Other Securities..............................................               1,009,820,121            3.5%
                                                                                 ---------------          ------
Total Health Care...................................................               4,151,920,137           14.4%
                                                                                 ---------------          ------
Industrials -- (7.5%)
      Delta Air Lines, Inc..........................................   2,950,569     154,078,713            0.5%
      Norfolk Southern Corp.........................................   1,385,379     198,760,325            0.7%
      Stanley Black & Decker, Inc...................................   1,078,968     152,771,079            0.5%
      Other Securities..............................................               1,698,906,222            5.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,204,516,339            7.6%
                                                                                 ---------------          ------
Information Technology -- (13.7%)
      Cisco Systems, Inc............................................  18,075,606     800,568,590            2.8%
      Hewlett Packard Enterprise Co.................................   8,708,938     148,487,393            0.5%
      HP, Inc.......................................................   9,619,949     206,732,704            0.7%
      Intel Corp....................................................  23,083,456   1,191,567,999            4.1%
*     Micron Technology, Inc........................................   5,266,057     242,133,301            0.8%
      QUALCOMM, Inc.................................................   5,066,475     258,440,890            0.9%
      Other Securities..............................................               1,201,389,237            4.2%
                                                                                 ---------------          ------
Total Information Technology........................................               4,049,320,114           14.0%
                                                                                 ---------------          ------
Materials -- (3.8%)
      DowDuPont, Inc................................................   2,259,347     142,881,104            0.5%
#     Nucor Corp....................................................   2,491,419     153,521,239            0.5%
      Other Securities..............................................                 815,715,009            2.8%
                                                                                 ---------------          ------
Total Materials.....................................................               1,112,117,352            3.8%
                                                                                 ---------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                  45,272,636            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (3.8%)
      AT&T, Inc.....................................................  29,042,432     949,687,527            3.3%
      Other Securities..............................................                 167,564,793            0.6%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,117,252,320            3.9%
                                                                                 ---------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                  44,808,268            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              28,598,792,849           99.2%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              28,598,792,849
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 272,826,637     272,826,637            0.9%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@  DFA Short Term Investment Fund................................  54,572,766     631,406,902            2.2%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,591,542,665)..........................................               $29,503,026,388          102.3%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


At April 30, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,505    06/15/18  $206,026,096 $199,186,750  $(6,839,346)
                                               ------------ ------------  ------------
Total futures contracts..                      $206,026,096 $199,186,750  $(6,839,346)
                                               ============ ============  ============

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2    Level 3      Total
                               ---------------  ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,522,797,603            --   --    $ 3,522,797,603
  Consumer Staples............   1,458,937,824            --   --      1,458,937,824
  Energy......................   3,915,017,808            --   --      3,915,017,808
  Financials..................   6,976,832,448            --   --      6,976,832,448
  Health Care.................   4,151,920,137            --   --      4,151,920,137
  Industrials.................   2,204,516,339            --   --      2,204,516,339
  Information Technology......   4,049,320,114            --   --      4,049,320,114
  Materials...................   1,112,117,352            --   --      1,112,117,352
  Real Estate.................      45,272,636            --   --         45,272,636
  Telecommunication Services..   1,117,252,320            --   --      1,117,252,320
  Utilities...................      44,808,268            --   --         44,808,268
Temporary Cash Investments....     272,826,637            --   --        272,826,637
Securities Lending Collateral.              --  $631,406,902   --        631,406,902
Futures Contracts**...........      (6,839,346)           --   --         (6,839,346)
                               ---------------  ------------   --    ---------------
TOTAL......................... $28,864,780,140  $631,406,902   --    $29,496,187,042
                               ===============  ============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.8%)
#   Australia & New Zealand Banking Group, Ltd.. 8,219,619 $  165,232,302            1.2%
    BHP Billiton, Ltd........................... 3,664,796     85,496,933            0.6%
    Woodside Petroleum, Ltd..................... 3,201,265     77,577,820            0.6%
    Other Securities............................              356,421,158            2.7%
                                                           --------------           -----
TOTAL AUSTRALIA.................................              684,728,213            5.1%
                                                           --------------           -----

AUSTRIA -- (0.1%)
    Other Securities............................                7,304,994            0.1%
                                                           --------------           -----

BELGIUM -- (1.0%)
    Other Securities............................              144,540,784            1.1%
                                                           --------------           -----

CANADA -- (7.7%)
    Bank of Montreal............................ 1,689,557    128,288,063            1.0%
    Suncor Energy, Inc.......................... 3,796,659    145,189,439            1.1%
    Other Securities............................              821,480,453            6.1%
                                                           --------------           -----
TOTAL CANADA....................................            1,094,957,955            8.2%
                                                           --------------           -----

DENMARK -- (1.4%)
    Other Securities............................              203,035,875            1.5%
                                                           --------------           -----

FINLAND -- (1.0%)
    Other Securities............................              146,499,413            1.1%
                                                           --------------           -----

FRANCE -- (9.5%)
#   AXA SA...................................... 2,859,375     81,774,218            0.6%
    BNP Paribas SA.............................. 2,405,711    185,719,103            1.4%
    Engie SA.................................... 5,673,142     99,515,295            0.7%
    Orange SA................................... 6,230,588    113,269,720            0.8%
#   Peugeot SA.................................. 3,133,702     77,162,951            0.6%
    Renault SA.................................. 1,007,824    109,229,481            0.8%
    Societe Generale SA......................... 1,362,535     74,569,829            0.6%
#   Total SA.................................... 6,569,447    412,900,822            3.1%
    Other Securities............................              203,036,038            1.5%
                                                           --------------           -----
TOTAL FRANCE....................................            1,357,177,457           10.1%
                                                           --------------           -----

GERMANY -- (6.5%)
    Bayerische Motoren Werke AG................. 1,225,665    136,271,744            1.0%
    Daimler AG.................................. 3,375,856    265,403,214            2.0%
    RWE AG...................................... 3,077,276     73,552,210            0.5%
    Other Securities............................              452,725,601            3.4%
                                                           --------------           -----
TOTAL GERMANY...................................              927,952,769            6.9%
                                                           --------------           -----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 7,657,984     90,554,557            0.7%
    Other Securities............................              268,619,568            2.0%
                                                           --------------           -----
TOTAL HONG KONG.................................              359,174,125            2.7%
                                                           --------------           -----

IRELAND -- (0.2%)
    Other Securities............................               33,112,899            0.2%
                                                           --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
ISRAEL -- (0.3%)
    Other Securities......................            $   40,711,469            0.3%
                                                      --------------           -----

ITALY -- (1.8%)
#   UniCredit SpA.........................  4,747,111    102,916,952            0.8%
    Other Securities......................               158,283,451            1.1%
                                                      --------------           -----
TOTAL ITALY...............................               261,200,403            1.9%
                                                      --------------           -----

JAPAN -- (21.5%)
    Hitachi, Ltd.......................... 10,604,000     77,393,891            0.6%
    Honda Motor Co., Ltd..................  4,474,100    153,846,114            1.1%
    Mitsubishi Corp.......................  2,342,100     64,584,694            0.5%
#   Mitsubishi UFJ Financial Group, Inc... 12,800,606     85,781,239            0.6%
    Mizuho Financial Group, Inc........... 33,555,400     60,709,660            0.5%
    Nissan Motor Co., Ltd.................  6,443,700     67,790,734            0.5%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    118,958,037            0.9%
    Toyota Motor Corp.....................  5,457,190    357,840,739            2.7%
    Other Securities......................             2,084,028,371           15.5%
                                                      --------------           -----
TOTAL JAPAN...............................             3,070,933,479           22.9%
                                                      --------------           -----

NETHERLANDS -- (3.6%)
*   ArcelorMittal.........................  1,780,735     60,355,602            0.5%
    ING Groep NV..........................  5,655,087     95,291,100            0.7%
#   Koninklijke Ahold Delhaize NV.........  4,888,298    117,927,633            0.9%
    Koninklijke DSM NV....................    656,841     67,886,329            0.5%
    Other Securities......................               171,679,129            1.2%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               513,139,793            3.8%
                                                      --------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................                20,081,392            0.2%
                                                      --------------           -----

NORWAY -- (0.7%)
    Other Securities......................               103,076,050            0.8%
                                                      --------------           -----

PORTUGAL -- (0.1%)
    Other Securities......................                 5,196,727            0.0%
                                                      --------------           -----

SINGAPORE -- (0.9%)
    Other Securities......................               123,478,766            0.9%
                                                      --------------           -----

SPAIN -- (2.5%)
#   Banco Santander SA.................... 30,929,715    199,834,457            1.5%
    Repsol SA.............................  6,302,748    120,274,102            0.9%
    Other Securities......................                38,205,058            0.3%
                                                      --------------           -----
TOTAL SPAIN...............................               358,313,617            2.7%
                                                      --------------           -----

SWEDEN -- (2.4%)
    Nordea Bank AB........................  7,285,616     74,099,452            0.6%
    Other Securities......................               262,761,933            1.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               336,861,385            2.5%
                                                      --------------           -----

SWITZERLAND -- (6.9%)
    Cie Financiere Richemont SA...........    863,598     82,092,467            0.6%
    Novartis AG...........................  2,466,298    189,841,544            1.4%
#   Swatch Group AG (The).................    139,269     66,873,827            0.5%
    Swiss Re AG...........................    692,371     65,961,648            0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     Percentage
                                                         Shares        Value++     of Net Assets**
                                                         ------        -------     ---------------
SWITZERLAND -- (Continued)
      UBS Group AG....................................   3,568,514 $    59,897,119            0.5%
      Zurich Insurance Group AG.......................     429,441     137,178,664            1.0%
      Other Securities................................                 385,461,627            2.9%
                                                                   ---------------          ------
TOTAL SWITZERLAND.....................................                 987,306,896            7.4%
                                                                   ---------------          ------

UNITED KINGDOM -- (15.6%)
#     Anglo American P.L.C............................   5,924,428     139,397,348            1.0%
      BP P.L.C. Sponsored ADR.........................   8,549,806     381,235,850            2.8%
      Glencore P.L.C..................................  16,161,461      77,849,658            0.6%
      HSBC Holdings P.L.C.............................  16,748,580     166,748,482            1.3%
#     HSBC Holdings P.L.C. Sponsored ADR..............   2,762,772     138,856,920            1.0%
      Lloyds Banking Group P.L.C...................... 175,809,723     155,933,876            1.2%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   3,259,405     227,832,383            1.7%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   3,591,667     260,108,524            1.9%
      Vodafone Group P.L.C............................  58,351,986     170,283,365            1.3%
      Vodafone Group P.L.C. Sponsored ADR.............   4,011,201     117,969,429            0.9%
      Other Securities................................                 393,702,731            2.9%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               2,229,918,566           16.6%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              13,008,703,027           97.0%
                                                                   ---------------          ------

PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG...................................     652,333     134,533,773            1.0%
      Other Securities................................                  34,501,288            0.3%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 169,035,061            1.3%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 169,035,061            1.3%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................              13,177,738,088
                                                                   ---------------

                                                                       Value+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@  DFA Short Term Investment Fund..................  94,025,959   1,087,880,349            8.1%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,070,115,739)............................               $14,265,618,437          106.4%
                                                                   ===============          ======

At April 30, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
MSCI EAFE Index Future...     92     06/15/18  $  9,315,658 $  9,321,900   $     6,242
S&P 500(R) Emini Index...    784     06/15/18   105,455,996  103,762,400   (1,693,596)
                                               ------------ ------------  ------------
Total futures contracts..                      $114,771,654 $113,084,300  $(1,687,354)
                                               ============ ============  ============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia................... $    4,556,253  $   680,171,960   --    $   684,728,213
  Austria.....................             --        7,304,994   --          7,304,994
  Belgium.....................             --      144,540,784   --        144,540,784
  Canada......................  1,094,957,955               --   --      1,094,957,955
  Denmark.....................             --      203,035,875   --        203,035,875
  Finland.....................      2,263,361      144,236,052   --        146,499,413
  France......................             --    1,357,177,457   --      1,357,177,457
  Germany.....................     77,629,919      850,322,850   --        927,952,769
  Hong Kong...................             --      359,174,125   --        359,174,125
  Ireland.....................      7,026,350       26,086,549   --         33,112,899
  Israel......................             --       40,711,469   --         40,711,469
  Italy.......................     39,948,100      221,252,303   --        261,200,403
  Japan.......................     74,745,755    2,996,187,724   --      3,070,933,479
  Netherlands.................     49,423,303      463,716,490   --        513,139,793
  New Zealand.................             --       20,081,392   --         20,081,392
  Norway......................        287,960      102,788,090   --        103,076,050
  Portugal....................             --        5,196,727   --          5,196,727
  Singapore...................             --      123,478,766   --        123,478,766
  Spain.......................        459,204      357,854,413   --        358,313,617
  Sweden......................        705,997      336,155,388   --        336,861,385
  Switzerland.................     57,868,765      929,438,131   --        987,306,896
  United Kingdom..............  1,221,085,825    1,008,832,741   --      2,229,918,566
Preferred Stocks
  Germany.....................             --      169,035,061   --        169,035,061
Securities Lending Collateral.             --    1,087,880,349   --      1,087,880,349
Futures Contracts**...........     (1,687,354)              --   --         (1,687,354)
                               --------------  ---------------   --    ---------------
TOTAL......................... $2,629,271,393  $11,634,659,690   --    $14,263,931,083
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
COMMON STOCKS -- (94.1%)
Consumer Discretionary -- (18.6%)
    Aoyama Trading Co., Ltd...............   315,300 $   12,143,526            0.3%
    HIS Co., Ltd..........................   282,100     10,294,918            0.2%
    Wacoal Holdings Corp..................   361,700     10,950,759            0.3%
    Other Securities......................              831,441,555           18.7%
                                                     --------------           -----
Total Consumer Discretionary..............              864,830,758           19.5%
                                                     --------------           -----
Consumer Staples -- (8.2%)
    Megmilk Snow Brand Co., Ltd...........   358,200     10,783,752            0.2%
    Morinaga Milk Industry Co., Ltd.......   262,300     11,520,934            0.3%
    Nippon Suisan Kaisha, Ltd............. 2,033,400     11,020,177            0.3%
#   Sapporo Holdings, Ltd.................   439,100     12,563,724            0.3%
    Takara Holdings, Inc..................   930,900     11,229,578            0.3%
    Other Securities......................              325,530,582            7.2%
                                                     --------------           -----
Total Consumer Staples....................              382,648,747            8.6%
                                                     --------------           -----
Energy -- (0.8%)
    Other Securities......................               39,099,899            0.9%
                                                     --------------           -----
Financials -- (8.1%)
    77 Bank, Ltd. (The)...................   496,152     12,258,679            0.3%
    Hokuhoku Financial Group, Inc.........   705,600     10,438,321            0.2%
    Nishi-Nippon Financial Holdings, Inc..   861,100     10,340,057            0.2%
    Tokai Tokyo Financial Holdings, Inc... 1,447,500     10,484,771            0.2%
    Other Securities......................              334,757,668            7.6%
                                                     --------------           -----
Total Financials..........................              378,279,496            8.5%
                                                     --------------           -----
Health Care -- (4.7%)
    Miraca Holdings, Inc..................   300,200     11,686,763            0.3%
    Sawai Pharmaceutical Co., Ltd.........   282,700     12,217,051            0.3%
    Ship Healthcare Holdings, Inc.........   303,400     10,534,977            0.2%
    Other Securities......................              183,892,596            4.1%
                                                     --------------           -----
Total Health Care.........................              218,331,387            4.9%
                                                     --------------           -----
Industrials -- (27.2%)
    GS Yuasa Corp......................... 2,274,000     12,240,868            0.3%
    Hanwa Co., Ltd........................   244,200     10,669,600            0.3%
    Japan Steel Works, Ltd. (The).........   410,300     13,439,428            0.3%
#*  Kawasaki Kisen Kaisha, Ltd............   531,800     12,297,994            0.3%
    Kokuyo Co., Ltd.......................   558,125     10,080,496            0.2%
    Maeda Corp............................   885,600     10,929,941            0.3%
    Nagase & Co., Ltd.....................   623,200     10,642,476            0.3%
    Nichias Corp..........................   800,000     10,133,152            0.2%
    Nikkon Holdings Co., Ltd..............   392,500     10,443,629            0.2%
    Nishi-Nippon Railroad Co., Ltd........   441,200     12,251,255            0.3%
    Nisshinbo Holdings, Inc...............   980,380     13,815,979            0.3%
    Penta-Ocean Construction Co., Ltd..... 1,921,500     15,142,998            0.4%
    Pilot Corp............................   221,600     12,097,686            0.3%
    TechnoPro Holdings, Inc...............   241,800     14,068,468            0.3%
    Ushio, Inc............................   746,200     10,518,755            0.2%
    Other Securities......................            1,087,036,531           24.3%
                                                     --------------           -----
Total Industrials.........................            1,265,809,256           28.5%
                                                     --------------           -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
Information Technology -- (12.9%)
      Amano Corp............................    436,200 $   10,811,606            0.3%
      Citizen Watch Co., Ltd................  1,505,500     11,217,204            0.3%
      Ibiden Co., Ltd.......................    633,978     10,469,488            0.2%
      Nihon Unisys, Ltd.....................    497,075     10,316,778            0.2%
      Taiyo Yuden Co., Ltd..................    773,000     13,708,734            0.3%
      Tokyo Seimitsu Co., Ltd...............    265,700     10,091,658            0.2%
      Topcon Corp...........................    567,800     11,269,655            0.3%
      Other Securities......................               523,928,176           11.7%
                                                        --------------          ------
Total Information Technology................               601,813,299           13.5%
                                                        --------------          ------
Materials -- (10.3%)
      ADEKA Corp............................    580,700     10,311,777            0.2%
      Fuji Seal International, Inc..........    277,600     10,357,959            0.2%
      Nippon Light Metal Holdings Co., Ltd..  4,026,200     10,762,124            0.2%
#     Nippon Paper Industries Co., Ltd......    700,500     13,416,101            0.3%
      NOF Corp..............................    449,100     13,400,373            0.3%
      Rengo Co., Ltd........................  1,205,500     10,363,112            0.2%
      Sumitomo Bakelite Co., Ltd............  1,249,000     11,265,667            0.3%
#     Sumitomo Osaka Cement Co., Ltd........  2,623,000     12,008,178            0.3%
      Tokuyama Corp.........................    462,998     13,790,562            0.3%
      Toyobo Co., Ltd.......................    586,200     11,418,851            0.3%
      Other Securities......................               364,467,755            8.2%
                                                        --------------          ------
Total Materials.............................               481,562,459           10.8%
                                                        --------------          ------
Real Estate -- (1.9%)
      Leopalace21 Corp......................  1,702,800     14,768,257            0.3%
      Other Securities......................                75,823,997            1.7%
                                                        --------------          ------
Total Real Estate...........................                90,592,254            2.0%
                                                        --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities......................                 6,470,744            0.2%
                                                        --------------          ------
Utilities -- (1.3%)
#*    Hokuriku Electric Power Co............  1,293,400     13,198,577            0.3%
      Nippon Gas Co., Ltd...................    254,700     12,505,163            0.3%
      Other Securities......................                34,430,273            0.8%
                                                        --------------          ------
Total Utilities.............................                60,134,013            1.4%
                                                        --------------          ------
TOTAL COMMON STOCKS.........................             4,389,572,312           98.8%
                                                        --------------          ------
TOTAL INVESTMENT SECURITIES.................             4,389,572,312
                                                        --------------

                                                           Value+
                                                 -         ------             -
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund........ 23,599,833    273,050,068            6.1%
                                                        --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,525,312,761)...................              $4,662,622,380          104.9%
                                                        ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  864,830,758   --    $  864,830,758
  Consumer Staples............         --    382,648,747   --       382,648,747
  Energy......................         --     39,099,899   --        39,099,899
  Financials.................. $7,018,645    371,260,851   --       378,279,496
  Health Care.................         --    218,331,387   --       218,331,387
  Industrials.................         --  1,265,809,256   --     1,265,809,256
  Information Technology......         --    601,813,299   --       601,813,299
  Materials...................         --    481,562,459   --       481,562,459
  Real Estate.................         --     90,592,254   --        90,592,254
  Telecommunication Services..         --      6,470,744   --         6,470,744
  Utilities...................         --     60,134,013   --        60,134,013
Securities Lending Collateral.         --    273,050,068   --       273,050,068
                               ---------- --------------   --    --------------
TOTAL......................... $7,018,645 $4,655,603,735   --    $4,662,622,380
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (51.6%)
#   Adelaide Brighton, Ltd.......................  3,364,087 $   16,230,411            0.8%
    ALS, Ltd.....................................  2,475,697     14,448,074            0.7%
    Altium, Ltd..................................    756,548     11,489,185            0.6%
    Ansell, Ltd..................................    966,611     18,885,588            1.0%
    Beach Energy, Ltd............................ 16,720,311     19,719,954            1.0%
#   carsales.com, Ltd............................  1,702,940     18,278,249            0.9%
    Cleanaway Waste Management, Ltd.............. 13,779,656     16,363,957            0.8%
    CSR, Ltd.....................................  3,680,857     15,530,958            0.8%
    Downer EDI, Ltd..............................  4,034,426     20,764,288            1.1%
    DuluxGroup, Ltd..............................  3,101,823     18,034,478            0.9%
    Fairfax Media, Ltd........................... 19,821,806     10,609,859            0.5%
#   Healthscope, Ltd.............................  8,543,532     15,565,749            0.8%
    Iluka Resources, Ltd.........................  1,760,123     15,451,894            0.8%
#   Independence Group NL........................  3,049,253     11,730,613            0.6%
#   IOOF Holdings, Ltd...........................  2,368,404     15,905,535            0.8%
#   JB Hi-Fi, Ltd................................    962,791     18,562,184            0.9%
    Link Administration Holdings, Ltd............  2,142,675     13,332,454            0.7%
    Macquarie Atlas Roads Group..................  3,516,909     17,004,838            0.9%
#   Metcash, Ltd.................................  6,611,120     17,844,135            0.9%
    Mineral Resources, Ltd.......................  1,168,088     15,641,803            0.8%
#   Monadelphous Group, Ltd......................    813,595      9,840,232            0.5%
    nib holdings, Ltd............................  2,972,376     12,425,083            0.6%
    Northern Star Resources, Ltd.................  4,806,957     22,941,083            1.2%
    Nufarm, Ltd..................................  1,720,608     11,760,789            0.6%
    Orora, Ltd...................................  7,096,268     17,797,679            0.9%
    OZ Minerals, Ltd.............................  2,198,276     15,170,239            0.8%
#   Perpetual, Ltd...............................    356,426     10,752,872            0.5%
    Primary Health Care, Ltd.....................  3,326,526      9,483,692            0.5%
    Regis Resources, Ltd.........................  3,227,165     11,388,171            0.6%
*   Saracen Mineral Holdings, Ltd................  7,247,386     10,187,827            0.5%
    Sims Metal Management, Ltd...................  1,382,214     16,705,016            0.9%
    Sirtex Medical, Ltd..........................    549,789     11,498,229            0.6%
    Spark Infrastructure Group...................  9,880,226     17,420,897            0.9%
    St Barbara, Ltd..............................  4,165,437     13,288,919            0.7%
    Steadfast Group, Ltd.........................  4,895,617     10,080,408            0.5%
    WorleyParsons, Ltd...........................  1,474,136     17,967,912            0.9%
    Other Securities.............................               578,745,404           29.2%
                                                             --------------           -----
TOTAL AUSTRALIA..................................             1,118,848,658           56.7%
                                                             --------------           -----

CANADA -- (0.0%)
    Other Securities.............................                   103,199            0.0%
                                                             --------------           -----

CHINA -- (0.0%)
    Other Securities.............................                   157,406            0.0%
                                                             --------------           -----

HONG KONG -- (24.2%)
    Dah Sing Financial Holdings, Ltd.............  1,526,544     10,193,764            0.5%
#   Haitong International Securities Group, Ltd.. 17,520,259     10,213,217            0.5%
    Hopewell Holdings, Ltd.......................  3,604,500     12,786,298            0.7%
#   IGG, Inc.....................................  7,730,000     11,625,114            0.6%
    Luk Fook Holdings International, Ltd.........  3,329,000     13,914,340            0.7%
#   Man Wah Holdings, Ltd........................ 13,457,600      9,952,949            0.5%
    NagaCorp, Ltd................................ 12,782,000     13,214,612            0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
HONG KONG -- (Continued)
      Orient Overseas International, Ltd...  1,123,000 $   10,677,992            0.6%
      Vitasoy International Holdings, Ltd..  5,663,000     15,017,627            0.8%
#     VTech Holdings, Ltd..................    961,000     11,701,390            0.6%
      Other Securities.....................               405,251,111           20.4%
                                                       --------------          ------
TOTAL HONG KONG............................               524,548,414           26.6%
                                                       --------------          ------

NEW ZEALAND -- (5.3%)
*     a2 Milk Co., Ltd.....................  1,446,358     12,291,996            0.6%
      SKYCITY Entertainment Group, Ltd.....  4,994,656     14,191,767            0.7%
      Other Securities.....................                88,385,662            4.5%
                                                       --------------          ------
TOTAL NEW ZEALAND..........................               114,869,425            5.8%
                                                       --------------          ------

SINGAPORE -- (9.5%)
#     Singapore Post, Ltd.................. 10,888,300     10,963,590            0.6%
#     Singapore Press Holdings, Ltd........  6,191,500     12,651,933            0.7%
      Other Securities.....................               182,634,843            9.2%
                                                       --------------          ------
TOTAL SINGAPORE............................               206,250,366           10.5%
                                                       --------------          ------
TOTAL COMMON STOCKS........................             1,964,777,468           99.6%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.....................                     3,946            0.0%
                                                       --------------          ------

SINGAPORE -- (0.0%)
      Other Securities.....................                    38,864            0.0%
                                                       --------------          ------
TOTAL RIGHTS/WARRANTS......................                    42,810            0.0%
                                                       --------------          ------
TOTAL INVESTMENT SECURITIES................             1,964,820,278
                                                       --------------

                                                          Value+
                                                          ------

SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund....... 17,704,883    204,845,502           10.4%
                                                       --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,060,735,021)..................              $2,169,665,780          110.0%
                                                       ==============          ======

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
   Australia................... $ 99,886 $1,118,748,772   --    $1,118,848,658
   Canada......................  103,199             --   --           103,199
   China.......................       --        157,406   --           157,406
   Hong Kong...................  128,772    524,419,642   --       524,548,414
   New Zealand.................       --    114,869,425   --       114,869,425
   Singapore...................  469,566    205,780,800   --       206,250,366
 Rights/Warrants
   Hong Kong...................       --          3,946   --             3,946
   Singapore...................       --         38,864   --            38,864
 Securities Lending Collateral.       --    204,845,502   --       204,845,502
                                -------- --------------   --    --------------
 TOTAL......................... $801,423 $2,168,864,357   --    $2,169,665,780
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (22.9%)
    B&M European Value Retail SA.......  2,954,304 $ 16,463,263            0.7%
    Bellway P.L.C......................    675,617   30,785,368            1.3%
    Bovis Homes Group P.L.C............    921,633   15,681,182            0.7%
    Cineworld Group P.L.C..............  6,296,220   22,477,551            0.9%
    GVC Holdings P.L.C.................  2,345,568   28,711,150            1.2%
    Inchcape P.L.C.....................  2,461,419   24,590,456            1.0%
#*  Ocado Group P.L.C..................  2,765,277   20,440,094            0.8%
    Playtech P.L.C.....................  1,474,852   16,450,648            0.7%
    SSP Group P.L.C....................  2,417,539   21,633,485            0.9%
#   UBM P.L.C..........................  2,225,114   29,624,081            1.2%
    WH Smith P.L.C.....................    673,112   18,041,546            0.7%
    William Hill P.L.C.................  5,282,292   21,246,242            0.9%
    Other Securities...................             302,609,280           12.4%
                                                   ------------           -----
Total Consumer Discretionary...........             568,754,346           23.4%
                                                   ------------           -----
Consumer Staples -- (4.3%)
    Tate & Lyle P.L.C..................  2,817,200   22,249,665            0.9%
    Tesco P.L.C........................  5,861,451   18,984,864            0.8%
    Other Securities...................              65,870,184            2.7%
                                                   ------------           -----
Total Consumer Staples.................             107,104,713            4.4%
                                                   ------------           -----
Energy -- (4.8%)
    John Wood Group P.L.C..............  3,309,790   25,799,665            1.1%
*   Tullow Oil P.L.C...................  8,835,314   27,649,865            1.1%
    Other Securities...................              65,352,825            2.7%
                                                   ------------           -----
Total Energy...........................             118,802,355            4.9%
                                                   ------------           -----
Financials -- (15.5%)
    Beazley P.L.C......................  3,286,678   26,695,454            1.1%
    Close Brothers Group P.L.C.........    915,384   19,273,549            0.8%
    Hiscox, Ltd........................  1,587,870   32,469,620            1.3%
    IG Group Holdings P.L.C............  2,208,193   25,214,234            1.0%
    Intermediate Capital Group P.L.C...  1,629,822   24,284,252            1.0%
    Man Group P.L.C.................... 10,116,211   25,125,124            1.0%
    NEX Group P.L.C....................  1,743,102   23,653,967            1.0%
    Phoenix Group Holdings.............  2,255,130   24,360,281            1.0%
    TP ICAP P.L.C......................  3,202,107   20,742,675            0.9%
    Other Securities...................             162,692,366            6.7%
                                                   ------------           -----
Total Financials.......................             384,511,522           15.8%
                                                   ------------           -----
Health Care -- (3.5%)
*   BTG P.L.C..........................  1,825,868   17,117,430            0.7%
*   Indivior P.L.C.....................  4,027,574   24,941,106            1.0%
    Other Securities...................              44,708,861            1.9%
                                                   ------------           -----
Total Health Care......................              86,767,397            3.6%
                                                   ------------           -----
Industrials -- (25.3%)
    Babcock International Group P.L.C..  1,882,719   19,003,545            0.8%
    Balfour Beatty P.L.C...............  4,202,276   16,970,478            0.7%
    BBA Aviation P.L.C.................  6,343,089   27,801,029            1.1%
*   Cobham P.L.C....................... 12,959,557   20,467,992            0.8%
    Hays P.L.C.........................  8,695,434   21,428,303            0.9%
    HomeServe P.L.C....................  1,540,342   15,656,085            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
Industrials -- (Continued)
      Howden Joinery Group P.L.C........... 3,999,301 $   26,175,263            1.1%
      IMI P.L.C............................ 1,419,616     21,277,233            0.9%
      Meggitt P.L.C........................ 4,445,188     28,797,493            1.2%
      Melrose Industries P.L.C............. 8,100,948     25,401,717            1.0%
      Rotork P.L.C......................... 4,717,139     21,273,445            0.9%
      Spirax-Sarco Engineering P.L.C.......   250,249     19,837,162            0.8%
      Travis Perkins P.L.C................. 1,220,434     21,252,306            0.9%
      Other Securities.....................              342,734,866           14.1%
                                                      --------------          ------
Total Industrials..........................              628,076,917           25.8%
                                                      --------------          ------
Information Technology -- (9.0%)
      Auto Trader Group P.L.C.............. 5,234,600     25,435,555            1.0%
      Electrocomponents P.L.C.............. 2,859,505     23,905,253            1.0%
      Halma P.L.C.......................... 1,169,892     19,629,613            0.8%
      Rightmove P.L.C......................   329,562     20,668,224            0.9%
      Spectris P.L.C.......................   627,408     23,149,499            1.0%
      Other Securities.....................              111,204,181            4.5%
                                                      --------------          ------
Total Information Technology...............              223,992,325            9.2%
                                                      --------------          ------
Materials -- (6.8%)
*     KAZ Minerals P.L.C................... 1,451,372     18,338,051            0.8%
      RPC Group P.L.C...................... 2,358,548     25,592,298            1.1%
      Victrex P.L.C........................   539,936     19,440,693            0.8%
      Other Securities.....................              106,464,211            4.3%
                                                      --------------          ------
Total Materials............................              169,835,253            7.0%
                                                      --------------          ------
Real Estate -- (2.5%)
      Capital & Counties Properties P.L.C.. 4,280,670     16,941,983            0.7%
      Other Securities.....................               45,290,342            1.9%
                                                      --------------          ------
Total Real Estate..........................               62,232,325            2.6%
                                                      --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities.....................               21,469,248            0.9%
                                                      --------------          ------
Utilities -- (1.5%)
      Pennon Group P.L.C................... 2,281,292     21,675,055            0.9%
      Other Securities.....................               15,444,635            0.6%
                                                      --------------          ------
Total Utilities............................               37,119,690            1.5%
                                                      --------------          ------
TOTAL COMMON STOCKS........................            2,408,666,091           99.1%
                                                      --------------          ------
TOTAL INVESTMENT SECURITIES................            2,408,666,091
                                                      --------------

                                                         Value+
                                               -         ------             -
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund....... 6,488,674     75,073,955            3.1%
                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,060,140,625)..................             $2,483,740,046          102.2%
                                                      ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......      --   $568,754,346   --      $568,754,346
    Consumer Staples............ $22,516    107,082,197   --       107,104,713
    Energy......................      --    118,802,355   --       118,802,355
    Financials..................      --    384,511,522   --       384,511,522
    Health Care.................      --     86,767,397   --        86,767,397
    Industrials.................      --    628,076,917   --       628,076,917
    Information Technology......      --    223,992,325   --       223,992,325
    Materials...................      --    169,835,253   --       169,835,253
    Real Estate.................      --     62,232,325   --        62,232,325
    Telecommunication Services..      --     21,469,248   --        21,469,248
    Utilities...................      --     37,119,690   --        37,119,690
  Securities Lending Collateral.      --     75,073,955   --        75,073,955
                                 ------- --------------   --    --------------
  TOTAL......................... $22,516 $2,483,717,530   --    $2,483,740,046
                                 ======= ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (88.7%)
     AUSTRIA -- (2.8%)
         Other Securities..........           $188,663,585            3.1%
                                              ------------           -----
     BELGIUM -- (4.1%)
     *   Ablynx NV.................   382,567   20,622,770            0.3%
         Ackermans & van Haaren NV.   144,400   26,056,350            0.4%
     #   Umicore SA................   703,600   39,133,206            0.6%
         Other Securities..........            195,503,315            3.3%
                                              ------------           -----
     TOTAL BELGIUM.................            281,315,641            4.6%
                                              ------------           -----

     DENMARK -- (4.3%)
     #   Ambu A.S. Class B.........   919,394   21,321,851            0.4%
     #   GN Store Nord A.S.........   927,706   32,593,996            0.5%
         Jyske Bank A.S............   434,014   25,988,575            0.4%
         Topdanmark A.S............   491,266   23,104,078            0.4%
         Other Securities..........            193,956,718            3.1%
                                              ------------           -----
     TOTAL DENMARK.................            296,965,218            4.8%
                                              ------------           -----

     FINLAND -- (6.0%)
         Amer Sports Oyj...........   814,164   24,904,626            0.4%
         Elisa Oyj.................   834,271   36,876,820            0.6%
     #   Huhtamaki Oyj.............   626,788   25,494,491            0.4%
     #   Kesko Oyj Class B.........   466,452   27,389,954            0.4%
         Metso Oyj.................   757,257   26,913,175            0.4%
         Nokian Renkaat Oyj........   811,148   32,455,519            0.5%
         Other Securities..........            236,783,611            3.9%
                                              ------------           -----
     TOTAL FINLAND.................            410,818,196            6.6%
                                              ------------           -----

     FRANCE -- (12.0%)
         Altran Technologies SA.... 1,370,725   21,158,074            0.4%
     #   Edenred................... 1,178,862   40,612,334            0.7%
         Euronext NV...............   291,850   20,921,019            0.3%
         Ingenico Group SA.........   301,300   26,355,632            0.4%
         Lagardere SCA.............   768,346   21,975,546            0.4%
         Orpea.....................   178,098   22,822,558            0.4%
         Rexel SA.................. 1,773,993   27,499,995            0.5%
     #   Rubis SCA.................   579,892   45,119,200            0.7%
         Teleperformance...........   159,146   25,575,132            0.4%
     *   Ubisoft Entertainment SA..   328,788   31,415,035            0.5%
         Other Securities..........            537,174,059            8.6%
                                              ------------           -----
     TOTAL FRANCE..................            820,628,584           13.3%
                                              ------------           -----

     GERMANY -- (14.2%)
         Aareal Bank AG............   425,534   21,284,786            0.3%
         Aurubis AG................   242,477   21,668,776            0.4%
         Freenet AG................   889,655   28,241,073            0.5%
         Hugo Boss AG..............   332,465   31,167,160            0.5%
     #   K+S AG.................... 1,279,181   37,569,097            0.6%
         Lanxess AG................   482,578   35,746,624            0.6%
         LEG Immobilien AG.........   360,131   41,524,226            0.7%
         Rheinmetall AG............   272,395   35,596,925            0.6%
         Siltronic AG..............   142,539   22,824,292            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
GERMANY -- (Continued)
    Other Securities.....................            $693,392,516           11.1%
                                                     ------------           -----
TOTAL GERMANY............................             969,015,475           15.7%
                                                     ------------           -----

IRELAND -- (1.2%)
    Kingspan Group P.L.C.................    708,796   32,086,423            0.5%
    Other Securities.....................              48,075,296            0.8%
                                                     ------------           -----
TOTAL IRELAND............................              80,161,719            1.3%
                                                     ------------           -----

ISRAEL -- (2.1%)
    Other Securities.....................             145,089,682            2.4%
                                                     ------------           -----

ITALY -- (10.5%)
    A2A SpA.............................. 10,221,563   20,552,947            0.3%
#*  Banco BPM SpA........................  9,509,050   34,492,565            0.6%
    FinecoBank Banca Fineco SpA..........  2,273,171   27,068,385            0.5%
    Moncler SpA..........................    473,723   21,351,584            0.4%
    Prysmian SpA.........................  1,022,877   30,069,544            0.5%
#   Unione di Banche Italiane SpA........  6,849,336   35,278,999            0.6%
    Other Securities.....................             547,736,548            8.7%
                                                     ------------           -----
TOTAL ITALY..............................             716,550,572           11.6%
                                                     ------------           -----

NETHERLANDS -- (5.7%)
    Aalberts Industries NV...............    666,015   32,792,511            0.5%
#   Koninklijke Vopak NV.................    448,556   22,120,611            0.4%
    Other Securities.....................             335,568,484            5.4%
                                                     ------------           -----
TOTAL NETHERLANDS........................             390,481,606            6.3%
                                                     ------------           -----

NORWAY -- (2.2%)
    Other Securities.....................             148,234,073            2.4%
                                                     ------------           -----

PORTUGAL -- (1.1%)
*   Banco Comercial Portugues SA Class R. 67,440,721   22,576,043            0.3%
    Other Securities.....................              51,786,897            0.9%
                                                     ------------           -----
TOTAL PORTUGAL...........................              74,362,940            1.2%
                                                     ------------           -----

SPAIN -- (5.7%)
    Cellnex Telecom SA...................    909,420   24,389,943            0.4%
    Enagas SA............................  1,074,890   31,242,704            0.5%
    Other Securities.....................             335,547,233            5.4%
                                                     ------------           -----
TOTAL SPAIN..............................             391,179,880            6.3%
                                                     ------------           -----

SWEDEN -- (6.6%)
    Other Securities.....................             447,338,307            7.2%
                                                     ------------           -----

SWITZERLAND -- (10.1%)
#   ams AG...............................    316,689   26,119,536            0.4%
    Georg Fischer AG.....................     25,509   31,709,139            0.5%
    Helvetia Holding AG..................     43,900   26,077,101            0.4%
    PSP Swiss Property AG................    253,922   23,725,683            0.4%
    Temenos Group AG.....................    177,013   22,273,170            0.4%
    VAT Group AG.........................    139,293   20,543,121            0.3%
    Other Securities.....................             537,486,469            8.7%
                                                     ------------           -----
TOTAL SWITZERLAND........................             687,934,219           11.1%
                                                     ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------

UNITED KINGDOM -- (0.1%)
      Other Securities...............            $    5,991,571            0.1%
                                                 --------------          ------
TOTAL COMMON STOCKS..................             6,054,731,268           98.0%
                                                 --------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Other Securities...............                47,892,061            0.8%
                                                 --------------          ------
TOTAL PREFERRED STOCKS...............                47,892,061            0.8%
                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
ISRAEL -- (0.0%)
      Other Securities...............                     8,942            0.0%
                                                 --------------          ------

NORWAY -- (0.0%)
      Other Securities...............                       219            0.0%
                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............                    27,315            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS                                    36,476            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             6,102,659,805
                                                 --------------

                                                    Value+
                                                    ------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment Fund. 62,244,594    720,169,955           11.6%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,135,530,755)............              $6,822,829,760          110.4%
                                                 ==============          ======

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                          ---------------------------------------------
                            Level 1     Level 2    Level 3    Total
                          ----------- ------------ ------- ------------
        Common Stocks
          Austria........          -- $188,663,585   --    $188,663,585
          Belgium........ $ 7,612,207  273,703,434   --     281,315,641
          Denmark........          --  296,965,218   --     296,965,218
          Finland........          --  410,818,196   --     410,818,196
          France.........          --  820,628,584   --     820,628,584
          Germany........          --  969,015,475   --     969,015,475
          Ireland........          --   80,161,719   --      80,161,719
          Israel.........          --  145,089,682   --     145,089,682
          Italy..........          --  716,550,572   --     716,550,572
          Netherlands....  13,950,141  376,531,465   --     390,481,606
          Norway.........     555,976  147,678,097   --     148,234,073
          Portugal.......          --   74,362,940   --      74,362,940
          Spain..........          --  391,179,880   --     391,179,880
          Sweden.........          --  447,338,307   --     447,338,307
          Switzerland....          --  687,934,219   --     687,934,219
          United Kingdom.          --    5,991,571   --       5,991,571
        Preferred Stocks
          Germany........          --   47,892,061   --      47,892,061

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Rights/Warrants
  Israel......................          -- $        8,942   --    $        8,942
  Norway......................          --            219   --               219
  Spain.......................          --         27,315   --            27,315
Securities Lending Collateral.          --    720,169,955   --       720,169,955
                               ----------- --------------   --    --------------
TOTAL......................... $22,118,324 $6,800,711,436   --    $6,822,829,760
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
COMMON STOCKS -- (86.0%)
Consumer Discretionary -- (6.4%)
#   Enercare, Inc............................   615,359 $  8,320,131            0.7%
*   Great Canadian Gaming Corp...............   343,338    9,797,815            0.8%
*   Stars Group, Inc. (The)..................   292,985    9,113,923            0.8%
    Other Securities.........................             60,742,551            5.1%
                                                        ------------           -----
Total Consumer Discretionary.................             87,974,420            7.4%
                                                        ------------           -----
Consumer Staples -- (4.2%)
    Cott Corp................................   883,470   12,633,287            1.1%
    Jean Coutu Group PJC, Inc. (The) Class A.   416,076    7,968,619            0.7%
    Premium Brands Holdings Corp.............   142,762   13,410,588            1.1%
    Other Securities.........................             23,519,696            2.0%
                                                        ------------           -----
Total Consumer Staples.......................             57,532,190            4.9%
                                                        ------------           -----
Energy -- (19.4%)
    Enerplus Corp............................ 1,226,018   14,227,710            1.2%
#   Gibson Energy, Inc.......................   814,301   10,508,951            0.9%
*   Gran Tierra Energy, Inc.................. 2,733,152    9,004,426            0.8%
#*  Kelt Exploration, Ltd.................... 1,174,340    7,426,801            0.6%
*   MEG Energy Corp.......................... 1,516,583    7,843,071            0.7%
    Mullen Group, Ltd........................   651,427    7,382,112            0.6%
*   NuVista Energy, Ltd...................... 1,310,626    8,605,146            0.7%
*   Parex Resources, Inc.....................   879,102   15,124,704            1.3%
#   Parkland Fuel Corp.......................   465,525   10,808,287            0.9%
    Whitecap Resources, Inc.................. 1,866,514   13,519,670            1.1%
    Other Securities.........................            160,925,270           13.7%
                                                        ------------           -----
Total Energy.................................            265,376,148           22.5%
                                                        ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank....................   601,480   15,960,453            1.3%
#   Genworth MI Canada, Inc..................   313,480   10,132,342            0.9%
#   Laurentian Bank of Canada................   268,259   10,302,466            0.9%
    TMX Group, Ltd...........................   188,458   11,366,632            1.0%
    Other Securities.........................             49,316,888            4.1%
                                                        ------------           -----
Total Financials.............................             97,078,781            8.2%
                                                        ------------           -----
Health Care -- (1.4%)
    Other Securities.........................             18,685,127            1.6%
                                                        ------------           -----
Industrials -- (10.4%)
#   Maxar Technologies, Ltd..................   184,215    8,335,910            0.7%
    New Flyer Industries, Inc................   240,620   11,051,335            0.9%
    Russel Metals, Inc.......................   396,906    9,020,380            0.8%
    Stantec, Inc.............................   356,516    9,071,520            0.8%
    TFI International, Inc...................   526,553   15,243,565            1.3%
    Toromont Industries, Ltd.................   213,413    9,346,324            0.8%
    Transcontinental, Inc. Class A...........   431,276    9,082,677            0.8%
    Other Securities.........................             71,157,866            5.9%
                                                        ------------           -----
Total Industrials............................            142,309,577           12.0%
                                                        ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
Information Technology -- (4.1%)
*     Celestica, Inc......................    755,063 $    8,691,796            0.8%
*     Descartes Systems Group, Inc. (The).    493,188     14,577,269            1.2%
      Other Securities....................                32,909,635            2.8%
                                                      --------------          ------
Total Information Technology..............                56,178,700            4.8%
                                                      --------------          ------
Materials -- (24.9%)
      Alamos Gold, Inc. Class A...........  2,373,124     12,827,195            1.1%
*     B2Gold Corp.........................  4,734,158     13,605,704            1.2%
*     Canfor Corp.........................    476,770     10,950,541            0.9%
*     Centerra Gold, Inc..................  1,552,135      9,477,581            0.8%
*     Detour Gold Corp....................  1,073,245      7,757,088            0.7%
      HudBay Minerals, Inc................  1,655,086     11,562,850            1.0%
*     IAMGOLD Corp........................  3,203,040     17,512,630            1.5%
*     Interfor Corp.......................    467,908      8,749,929            0.7%
      Kirkland Lake Gold, Ltd.............    798,455     13,929,975            1.2%
*     New Gold, Inc.......................  3,603,151      8,446,968            0.7%
      OceanaGold Corp.....................  3,704,860      9,983,890            0.8%
      Pan American Silver Corp............  1,044,715     16,843,024            1.4%
*     SSR Mining, Inc.....................    735,305      7,530,870            0.6%
      Stella-Jones, Inc...................    269,206      9,755,952            0.8%
#     Tahoe Resources, Inc................  1,771,325      8,925,949            0.8%
      Yamana Gold, Inc....................  3,815,269     10,964,868            0.9%
      Other Securities....................               162,556,886           13.8%
                                                      --------------          ------
Total Materials...........................               341,381,900           28.9%
                                                      --------------          ------
Real Estate -- (3.4%)
      Colliers International Group, Inc...    193,437     13,138,861            1.1%
      FirstService Corp...................    184,286     12,917,746            1.1%
      Other Securities....................                20,670,867            1.8%
                                                      --------------          ------
Total Real Estate.........................                46,727,474            4.0%
                                                      --------------          ------
Utilities -- (4.7%)
      Capital Power Corp..................    617,409     11,723,534            1.0%
#     Superior Plus Corp..................    849,685      8,232,471            0.7%
      TransAlta Corp......................  1,769,559      9,316,733            0.8%
      Other Securities....................                34,487,348            2.9%
                                                      --------------          ------
Total Utilities...........................                63,760,086            5.4%
                                                      --------------          ------
TOTAL COMMON STOCKS.......................             1,177,004,403           99.7%
                                                      --------------          ------
TOTAL INVESTMENT SECURITIES...............             1,177,004,403
                                                      --------------

                                                         Value+
                                                         ------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@  DFA Short Term Investment Fund...... 16,501,424    190,921,477           16.2%
                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,482,580,550).................              $1,367,925,880          115.9%
                                                      ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $   87,967,366 $      7,054   --    $   87,974,420
  Consumer Staples............     57,532,190           --   --        57,532,190
  Energy......................    265,376,139            9   --       265,376,148
  Financials..................     97,078,781           --   --        97,078,781
  Health Care.................     18,685,127           --   --        18,685,127
  Industrials.................    142,309,577           --   --       142,309,577
  Information Technology......     56,178,700           --   --        56,178,700
  Materials...................    341,380,158        1,742   --       341,381,900
  Real Estate.................     46,727,474           --   --        46,727,474
  Utilities...................     63,760,086           --   --        63,760,086
Securities Lending Collateral.             --  190,921,477   --       190,921,477
                               -------------- ------------   --    --------------
TOTAL......................... $1,176,995,598 $190,930,282   --    $1,367,925,880
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
COMMON STOCKS -- (93.4%)
BRAZIL -- (5.1%)
    Ambev SA ADR........................................  5,984,451 $   39,617,066            0.6%
*   Petroleo Brasileiro SA..............................  2,706,971     19,031,941            0.3%
    Vale SA.............................................  3,260,013     45,291,394            0.7%
    Vale SA Sponsored ADR...............................  1,665,739     23,053,821            0.4%
    Other Securities....................................               208,234,446            3.3%
                                                                    --------------           -----
TOTAL BRAZIL............................................               335,228,668            5.3%
                                                                    --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                91,983,558            1.4%
                                                                    --------------           -----

CHINA -- (16.5%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........    524,851     93,706,898            1.5%
*   Baidu, Inc. Sponsored ADR...........................    106,675     26,764,758            0.4%
    Bank of China, Ltd. Class H......................... 38,183,181     20,727,017            0.3%
    China Construction Bank Corp. Class H............... 51,616,590     54,076,560            0.9%
    China Mobile, Ltd. Sponsored ADR....................    902,501     42,832,697            0.7%
    China Overseas Land & Investment, Ltd...............  5,600,000     18,763,536            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 44,476,185     39,044,799            0.6%
#   Ping An Insurance Group Co. of China, Ltd. Class H..  3,690,000     36,056,465            0.6%
    Tencent Holdings, Ltd...............................  3,704,000    182,099,318            2.9%
    Other Securities....................................               569,302,297            8.8%
                                                                    --------------           -----
TOTAL CHINA.............................................             1,083,374,345           17.0%
                                                                    --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                29,163,315            0.5%
                                                                    --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                11,320,543            0.2%
                                                                    --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 7,867,478            0.1%
                                                                    --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                16,993,952            0.3%
                                                                    --------------           -----

HUNGARY -- (0.5%)
    Other Securities....................................                29,526,615            0.5%
                                                                    --------------           -----

INDIA -- (11.7%)
    HDFC Bank, Ltd......................................  1,383,984     40,178,293            0.6%
    Hindustan Unilever, Ltd.............................    992,915     22,261,640            0.4%
    Housing Development Finance Corp., Ltd..............  1,536,141     43,194,699            0.7%
    Infosys, Ltd........................................  1,805,229     32,365,991            0.5%
    ITC, Ltd............................................  4,651,621     19,622,074            0.3%
    Maruti Suzuki India, Ltd............................    138,331     18,190,216            0.3%
    Reliance Industries, Ltd............................  3,162,713     45,461,821            0.7%
    Tata Consultancy Services, Ltd......................    702,461     37,048,009            0.6%
    Other Securities....................................               511,920,870            8.0%
                                                                    --------------           -----
TOTAL INDIA.............................................               770,243,613           12.1%
                                                                    --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................               155,146,804            2.4%
                                                                    --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
MALAYSIA -- (3.0%)
    Public Bank Bhd..............................  3,656,014 $   22,122,427            0.4%
    Other Securities.............................               173,447,644            2.7%
                                                             --------------           -----
TOTAL MALAYSIA...................................               195,570,071            3.1%
                                                             --------------           -----

MEXICO -- (3.7%)
    America Movil S.A.B. de C.V. Series L........ 48,207,854     44,593,821            0.7%
    Grupo Mexico S.A.B. de C.V. Series B.........  6,360,255     21,057,958            0.3%
    Wal-Mart de Mexico S.A.B. de C.V.............  7,198,435     20,014,844            0.3%
    Other Securities.............................               159,968,651            2.5%
                                                             --------------           -----
TOTAL MEXICO.....................................               245,635,274            3.8%
                                                             --------------           -----

PERU -- (0.3%)
    Credicorp, Ltd...............................     78,885     18,339,974            0.3%
    Other Securities.............................                 2,784,756            0.0%
                                                             --------------           -----
TOTAL PERU.......................................                21,124,730            0.3%
                                                             --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities.............................                81,363,316            1.3%
                                                             --------------           -----

POLAND -- (1.6%)
    Other Securities.............................               103,007,068            1.6%
                                                             --------------           -----

RUSSIA -- (1.5%)
    Sberbank of Russia PJSC Sponsored ADR........  1,818,206     26,884,454            0.4%
    Other Securities.............................                71,830,889            1.1%
                                                             --------------           -----
TOTAL RUSSIA.....................................                98,715,343            1.5%
                                                             --------------           -----

SOUTH AFRICA -- (8.0%)
    Barclays Africa Group, Ltd...................  2,048,355     30,002,817            0.5%
    FirstRand, Ltd...............................  4,821,116     25,819,616            0.4%
    MTN Group, Ltd...............................  3,210,942     32,227,237            0.5%
    Naspers, Ltd. Class N........................    341,078     83,093,265            1.3%
#   Sasol, Ltd. Sponsored ADR....................    776,248     27,580,091            0.4%
    Standard Bank Group, Ltd.....................  2,064,368     35,405,121            0.6%
    Other Securities.............................               288,655,212            4.5%
                                                             --------------           -----
TOTAL SOUTH AFRICA...............................               522,783,359            8.2%
                                                             --------------           -----

SOUTH KOREA -- (17.4%)
#*  Celltrion, Inc...............................     86,084     21,595,636            0.3%
    Hana Financial Group, Inc....................    480,370     21,344,370            0.3%
#   Hyundai Motor Co.............................    144,321     21,525,156            0.3%
    KB Financial Group, Inc......................    319,263     18,138,931            0.3%
    NAVER Corp...................................     37,790     25,199,972            0.4%
    POSCO........................................     70,065     24,141,643            0.4%
    Samsung Electronics Co., Ltd.................     98,259    243,485,802            3.8%
    Samsung Electronics Co., Ltd. GDR............     52,509     64,281,135            1.0%
    SK Hynix, Inc................................    821,484     64,604,772            1.0%
    Other Securities.............................               634,128,095           10.0%
                                                             --------------           -----
TOTAL SOUTH KOREA................................             1,138,445,512           17.8%
                                                             --------------           -----

TAIWAN -- (14.0%)
    ASE Industrial Holdings Co., Ltd.............  7,079,781     19,215,061            0.3%
    Hon Hai Precision Industry Co., Ltd.......... 17,063,653     47,460,530            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd.. 23,066,808    175,707,670            2.8%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              Percentage
                                                                    Shares      Value++     of Net Assets**
                                                                    ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.  1,815,491 $   69,805,629            1.1%
      Other Securities...........................................               609,575,734            9.4%
                                                                             --------------          ------
TOTAL TAIWAN.....................................................               921,764,624           14.4%
                                                                             --------------          ------

THAILAND -- (3.0%)
      PTT PCL.................................................... 16,434,000     29,420,817            0.5%
      Other Securities...........................................               168,588,601            2.6%
                                                                             --------------          ------
TOTAL THAILAND...................................................               198,009,418            3.1%
                                                                             --------------          ------

TURKEY -- (1.1%)
      Other Securities...........................................                72,770,566            1.1%
                                                                             --------------          ------
TOTAL COMMON STOCKS..............................................             6,130,038,172           96.0%
                                                                             --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA..........................................  2,718,984     26,831,262            0.4%
      Itau Unibanco Holding SA...................................  4,057,827     59,085,909            0.9%
*     Petroleo Brasileiro SA.....................................  2,860,161     18,753,682            0.3%
      Other Securities...........................................                47,573,680            0.8%
                                                                             --------------          ------
TOTAL BRAZIL.....................................................               152,244,533            2.4%
                                                                             --------------          ------

CHILE -- (0.0%)
      Other Securities...........................................                   874,139            0.0%
                                                                             --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...........................................                 5,970,079            0.1%
                                                                             --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...........................................                    90,595            0.0%
                                                                             --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...........................................                   280,119            0.0%
                                                                             --------------          ------
TOTAL PREFERRED STOCKS...........................................               159,459,465            2.5%
                                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
MALAYSIA -- (0.0%)
      Other Securities...........................................                    34,866            0.0%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES......................................             6,289,532,503
                                                                             --------------

                                                                                Value+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund............................. 23,593,302    272,974,500            4.3%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,166,657,005)........................................              $6,562,507,003          102.8%
                                                                             ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


At April 30, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,273,725 $37,446,500  $(1,827,225)
S&P 500(R) Emini Index.........     54     06/15/18    6,989,630   7,146,900       157,270
                                                     ----------- -----------  ------------
Total futures contracts........                      $46,263,355 $44,593,400  $(1,669,955)
                                                     =========== ===========  ============

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------  -------------- ------- --------------
Common Stocks
  Brazil...................... $  335,228,668              --   --    $  335,228,668
  Chile.......................     45,788,299  $   46,195,259   --        91,983,558
  China.......................    270,654,834     812,719,511   --     1,083,374,345
  Colombia....................     29,163,315              --   --        29,163,315
  Czech Republic..............             --      11,320,543   --        11,320,543
  Egypt.......................        660,723       7,206,755   --         7,867,478
  Greece......................             --      16,993,952   --        16,993,952
  Hungary.....................             --      29,526,615   --        29,526,615
  India.......................     30,293,727     739,949,886   --       770,243,613
  Indonesia...................      5,361,928     149,784,876   --       155,146,804
  Malaysia....................             --     195,570,071   --       195,570,071
  Mexico......................    245,635,274              --   --       245,635,274
  Peru........................     21,124,730              --   --        21,124,730
  Philippines.................      1,771,538      79,591,778   --        81,363,316
  Poland......................             --     103,007,068   --       103,007,068
  Russia......................      7,053,643      91,661,700   --        98,715,343
  South Africa................     55,434,585     467,348,774   --       522,783,359
  South Korea.................     29,636,122   1,108,809,390   --     1,138,445,512
  Taiwan......................    101,175,018     820,589,606   --       921,764,624
  Thailand....................    198,009,418              --   --       198,009,418
  Turkey......................        638,699      72,131,867   --        72,770,566
Preferred Stocks
  Brazil......................    152,244,533              --   --       152,244,533
  Chile.......................             --         874,139   --           874,139
  Colombia....................      5,970,079              --   --         5,970,079
  Malaysia....................         90,595              --   --            90,595
  South Korea.................        280,119              --   --           280,119
Rights/Warrants
  Malaysia....................             --          34,866   --            34,866
Securities Lending Collateral.             --     272,974,500   --       272,974,500
Futures Contracts**...........     (1,669,955)             --   --        (1,669,955)
                               --------------  --------------   --    --------------
TOTAL......................... $1,534,545,892  $5,026,291,156   --    $6,560,837,048
                               ==============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
COMMON STOCKS -- (92.0%)
BRAZIL -- (6.4%)
*   B2W Cia Digital....................................  1,578,484 $   13,021,866            0.2%
    BR Malls Participacoes SA..........................  7,687,922     23,964,406            0.3%
    EDP - Energias do Brasil SA........................  3,335,614     13,225,530            0.2%
    Equatorial Energia SA..............................  1,951,558     39,636,147            0.5%
    Estacio Participacoes SA...........................  3,387,190     30,843,618            0.4%
    Iguatemi Empresa de Shopping Centers SA............  1,216,795     12,399,972            0.2%
    Localiza Rent a Car SA.............................  2,339,234     18,623,326            0.2%
    Qualicorp SA.......................................  2,251,805     15,651,819            0.2%
    Sul America SA.....................................  2,893,754     17,858,801            0.2%
    Transmissora Alianca de Energia Eletrica SA........  2,532,218     15,389,050            0.2%
    Via Varejo SA......................................  1,547,219     13,139,348            0.2%
    Other Securities...................................               317,074,309            4.0%
                                                                   --------------           -----
TOTAL BRAZIL...........................................               530,828,192            6.8%
                                                                   --------------           -----

CHILE -- (1.6%)
    Engie Energia Chile SA.............................  5,751,282     12,401,303            0.2%
    Parque Arauco SA...................................  6,109,643     19,078,415            0.3%
    Other Securities...................................               102,734,902            1.2%
                                                                   --------------           -----
TOTAL CHILE............................................               134,214,620            1.7%
                                                                   --------------           -----

CHINA -- (16.2%)
    China Conch Venture Holdings, Ltd..................  5,373,000     16,680,779            0.2%
    China Everbright, Ltd..............................  6,106,000     13,436,651            0.2%
    China Jinmao Holdings Group, Ltd................... 27,318,300     15,464,229            0.2%
    China Medical System Holdings, Ltd.................  5,765,500     14,118,415            0.2%
#   China National Building Material Co., Ltd. Class H. 29,402,450     34,350,703            0.5%
    China Resources Cement Holdings, Ltd............... 17,538,000     18,398,730            0.2%
    CIFI Holdings Group Co., Ltd....................... 19,426,000     15,296,956            0.2%
    Huaneng Renewables Corp., Ltd. Class H............. 29,660,000     13,172,080            0.2%
    Kingboard Chemical Holdings, Ltd...................  3,756,421     15,282,210            0.2%
#*  Kingdee International Software Group Co., Ltd...... 15,099,200     14,657,689            0.2%
    KWG Property Holding, Ltd.......................... 10,848,950     14,613,994            0.2%
    Shenzhen International Holdings, Ltd...............  7,775,367     16,988,384            0.2%
#   SSY Group, Ltd..................................... 13,919,152     14,064,422            0.2%
    Yuexiu Property Co., Ltd........................... 54,806,284     12,330,407            0.2%
    Other Securities...................................             1,110,706,437           14.0%
                                                                   --------------           -----
TOTAL CHINA............................................             1,339,562,086           17.1%
                                                                   --------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................................                19,138,493            0.2%
                                                                   --------------           -----

GREECE -- (0.3%)
    Other Securities...................................                29,630,140            0.4%
                                                                   --------------           -----

HONG KONG -- (0.0%)
    Other Securities...................................                   660,612            0.0%
                                                                   --------------           -----

HUNGARY -- (0.1%)
    Other Securities...................................                 7,507,336            0.1%
                                                                   --------------           -----

INDIA -- (13.4%)
    Biocon, Ltd........................................  1,280,367     12,727,828            0.2%
    Federal Bank, Ltd..................................  8,667,989     12,719,189            0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
INDIA -- (Continued)
    IIFL Holdings, Ltd..................................  1,460,861 $   16,736,051            0.2%
    MindTree, Ltd.......................................    861,247     13,930,546            0.2%
    Tata Global Beverages, Ltd..........................  2,778,424     12,344,622            0.2%
    Other Securities....................................             1,040,894,019           13.2%
                                                                    --------------           -----
TOTAL INDIA.............................................             1,109,352,255           14.2%
                                                                    --------------           -----

INDONESIA -- (2.7%)
    Indah Kiat Pulp & Paper Corp. Tbk PT................ 15,829,900     14,945,460            0.2%
    Other Securities....................................               206,540,754            2.6%
                                                                    --------------           -----
TOTAL INDONESIA.........................................               221,486,214            2.8%
                                                                    --------------           -----

MALAYSIA -- (3.1%)
    Other Securities....................................               254,515,726            3.3%
                                                                    --------------           -----

MEXICO -- (2.3%)
#   Alsea S.A.B. de C.V.................................  5,090,080     18,896,552            0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..  2,460,734     12,979,936            0.2%
#   Regional S.A.B. de C.V..............................  2,045,326     13,018,659            0.2%
    Other Securities....................................               144,063,228            1.7%
                                                                    --------------           -----
TOTAL MEXICO............................................               188,958,375            2.4%
                                                                    --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities....................................                92,272,728            1.2%
                                                                    --------------           -----

POLAND -- (1.1%)
    Other Securities....................................                89,164,781            1.1%
                                                                    --------------           -----

SOUTH AFRICA -- (6.2%)
    AVI, Ltd............................................  3,142,173     28,740,982            0.4%
    Barloworld, Ltd.....................................  2,208,890     29,832,763            0.4%
    Clicks Group, Ltd...................................  2,253,417     38,526,490            0.5%
    Foschini Group, Ltd. (The)..........................  1,107,552     19,055,950            0.3%
    JSE, Ltd............................................    831,201     13,043,960            0.2%
    Pick n Pay Stores, Ltd..............................  2,687,210     17,396,231            0.2%
    SPAR Group, Ltd. (The)..............................  1,306,934     22,142,969            0.3%
    Truworths International, Ltd........................  1,797,580     14,696,255            0.2%
    Other Securities....................................               331,732,560            4.1%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................               515,168,160            6.6%
                                                                    --------------           -----

SOUTH KOREA -- (16.5%)
#   Cosmax, Inc.........................................     86,687     12,656,309            0.2%
    Fila Korea, Ltd.....................................    101,983     12,387,329            0.2%
    Other Securities....................................             1,342,540,647           17.1%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             1,367,584,285           17.5%
                                                                    --------------           -----

TAIWAN -- (16.0%)
*   Macronix International..............................  8,930,820     14,187,462            0.2%
    Walsin Technology Corp..............................  2,159,793     13,576,606            0.2%
    Other Securities....................................             1,295,870,244           16.5%
                                                                    --------------           -----
TOTAL TAIWAN............................................             1,323,634,312           16.9%
                                                                    --------------           -----

THAILAND -- (3.3%)
    Other Securities....................................               275,864,290            3.5%
                                                                    --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------

TURKEY -- (1.5%)
      Other Securities...............................            $  127,874,059            1.6%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             7,627,416,664           97.4%
                                                                 --------------          ------

PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
      Cia Energetica de Minas Gerais.................  6,467,029     15,617,454            0.2%
      Usinas Siderurgicas de Minas Gerais SA Class A.  4,124,699     12,833,758            0.2%
      Other Securities...............................                81,019,411            1.0%
                                                                 --------------          ------
TOTAL BRAZIL.........................................               109,470,623            1.4%
                                                                 --------------          ------

CHILE -- (0.0%)
      Other Securities...............................                 1,711,091            0.0%
                                                                 --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...............................                 3,703,646            0.1%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................               114,885,360            1.5%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities...............................                   607,922            0.0%
                                                                 --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...............................                   135,341            0.0%
                                                                 --------------          ------

TAIWAN -- (0.0%)
      Other Securities...............................                    11,812            0.0%
                                                                 --------------          ------

THAILAND -- (0.0%)
      Other Securities...............................                   136,457            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                   891,532            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             7,743,193,556
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund................. 47,054,399    544,419,393            7.0%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,029,209,424)............................              $8,287,612,949          105.9%
                                                                 ==============          ======

At April 30, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,381,028 $37,446,500  $(1,934,528)
S&P 500(R) Emini Index.........    107     06/15/18   14,770,707  14,161,450     (609,257)
                                                     ----------- -----------  ------------
Total futures contracts........                      $54,151,735 $51,607,950  $(2,543,785)
                                                     =========== ===========  ============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------  -------------- ------- --------------
Common Stocks
  Brazil...................... $  530,828,192              --   --    $  530,828,192
  Chile.......................        630,711  $  133,583,909   --       134,214,620
  China.......................     64,649,621   1,274,912,465   --     1,339,562,086
  Colombia....................     19,138,493              --   --        19,138,493
  Greece......................             --      29,630,140   --        29,630,140
  Hong Kong...................          2,081         658,531   --           660,612
  Hungary.....................             --       7,507,336   --         7,507,336
  India.......................        825,665   1,108,526,590   --     1,109,352,255
  Indonesia...................      1,101,770     220,384,444   --       221,486,214
  Malaysia....................             --     254,515,726   --       254,515,726
  Mexico......................    188,930,114          28,261   --       188,958,375
  Philippines.................             --      92,272,728   --        92,272,728
  Poland......................             --      89,164,781   --        89,164,781
  South Africa................      7,263,561     507,904,599   --       515,168,160
  South Korea.................             --   1,367,584,285   --     1,367,584,285
  Taiwan......................         83,171   1,323,551,141   --     1,323,634,312
  Thailand....................    275,502,166         362,124   --       275,864,290
  Turkey......................             --     127,874,059   --       127,874,059
Preferred Stocks
  Brazil......................    109,470,623              --   --       109,470,623
  Chile.......................             --       1,711,091   --         1,711,091
  Colombia....................      3,703,646              --   --         3,703,646
Rights/Warrants
  Indonesia...................             --         607,922   --           607,922
  Malaysia....................             --         135,341   --           135,341
  Taiwan......................             --          11,812   --            11,812
  Thailand....................             --         136,457   --           136,457
Securities Lending Collateral.             --     544,419,393   --       544,419,393
Futures Contracts**...........     (2,543,785)             --   --        (2,543,785)
                               --------------  --------------   --    --------------
TOTAL......................... $1,199,586,029  $7,085,483,135   --    $8,285,069,164
                               ==============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                The Japanese   The Asia
                                                                   The U.S. Large    The DFA       Small     Pacific Small
                                                                     Cap Value    International   Company       Company
                                                                      Series*     Value Series*   Series*       Series*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,160,315, $1,077,124,
 $335,897 and $321,847 of securities on loan,
 respectively)....................................................  $28,598,793    $13,177,738   $4,389,572   $1,964,820
Temporary Cash Investments at Value & Cost........................      272,827             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $631,384, $1,087,839, $273,047 and
 $204,847)........................................................      631,407      1,087,880      273,050      204,846
Segregated Cash for Futures Contracts.............................        8,729          4,961           --           --
Foreign Currencies at Value.......................................           --        126,795       10,733        4,470
Cash..............................................................           --         40,636        8,408          783
Receivables:
  Investment Securities Sold......................................       21,567         44,997        7,050        2,314
  Dividends, Interest and Tax Reclaims............................       30,837         77,607       36,635        3,374
  Securities Lending Income.......................................          198          1,163        1,202          682
Unrealized Gain on Foreign Currency Contracts.....................           --              4           --            7
Prepaid Expenses and Other Assets.................................           26             14            4            2
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   29,564,384     14,561,795    4,726,654    2,181,298
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      631,403      1,087,898      273,083      204,846
  Investment Securities Purchased.................................       76,946         61,664        8,698        2,880
  Due to Advisor..................................................        2,385          2,190          366          163
  Futures Margin Variation........................................        1,836            995           --           --
Unrealized Loss on Foreign Currency Contracts.....................           --              2           --            9
Accrued Expenses and Other Liabilities............................        1,373          1,056          504          213
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................      713,943      1,153,805      282,651      208,111
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $28,850,441    $13,407,990   $4,444,003   $1,973,187
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $19,687,331    $10,982,277   $3,252,265   $1,855,888
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................  $        --    $   129,029   $   10,745   $    4,548
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                   The
                                                  The United   Continental The Canadian
                                                 Kingdom Small    Small       Small     The Emerging The Emerging
                                                    Company      Company     Company      Markets    Markets Small
                                                    Series*      Series*     Series*      Series*     Cap Series*
                                                 ------------- ----------- ------------ ------------ -------------
ASSETS:
Investments at Value (including $70,044,
 $791,835, $186,345, $418,132 and
 $1,075,660 of securities on loan,
 respectively)..................................  $2,408,666   $6,102,660   $1,177,004   $6,289,533   $7,743,194
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $75,072,
 $720,155, $190,918, $272,961 and
 $544,414)......................................      75,074      720,170      190,921      272,974      544,419
Segregated Cash for Futures Contracts...........          --           --           --        2,003        2,311
Foreign Currencies at Value.....................       3,659       11,587        1,936       29,077       74,667
Cash............................................       2,976       12,213          971       49,849        6,788
Receivables:
  Investment Securities Sold....................       2,748       47,319        1,938        6,795        9,076
  Dividends, Interest and Tax Reclaims..........      15,401       19,265          839        5,645        8,644
  Securities Lending Income.....................          67        2,214          391          584        5,330
Unrealized Gain on Foreign Currency
 Contracts......................................          --           --           --           --            1
Prepaid Expenses and Other Assets...............           2            5            1            6            7
                                                  ----------   ----------   ----------   ----------   ----------
     Total Assets...............................   2,508,593    6,915,433    1,374,001    6,656,466    8,394,437
                                                  ----------   ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............      75,078      720,230      190,909      272,984      544,408
  Investment Securities Purchased...............       3,832       11,356        2,549           34       17,768
  Due to Advisor................................         199          511           96          526        1,297
  Futures Margin Variation......................          --           --           --          375          439
Unrealized Loss on Foreign Currency
 Contracts......................................          --            1           --           --           13
Accrued Expenses and Other Liabilities..........         163          651           93        1,386        2,094
                                                  ----------   ----------   ----------   ----------   ----------
     Total Liabilities..........................      79,272      732,749      193,647      275,305      566,019
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSETS......................................  $2,429,321   $6,182,684   $1,180,354   $6,381,161   $7,828,418
                                                  ==========   ==========   ==========   ==========   ==========
Investments at Cost.............................  $1,985,069   $4,415,376   $1,291,663   $3,893,696   $6,484,795
                                                  ==========   ==========   ==========   ==========   ==========
Foreign Currencies at Cost......................  $    3,663   $   11,800   $    1,937   $   29,392   $   76,186
                                                  ==========   ==========   ==========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                         The Japanese   The Asia
                                                               The U.S.       The DFA       Small     Pacific Small
                                                               Large Cap   International   Company       Company
                                                             Value Series# Value Series#   Series#       Series#
                                                             ------------- ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $22,518,
   $4,689 and $559, respectively)...........................  $  320,493     $205,749      $ 42,243      $25,554
  Non Cash Income...........................................          --       12,718            --        6,858
  Income from Securities Lending............................       1,222        4,583         7,025        3,466
                                                              ----------     --------      --------      -------
     Total Investment Income................................     321,715      223,050        49,268       35,878
                                                              ----------     --------      --------      -------
Expenses
  Investment Management Fees................................      14,450       13,103         2,116          963
  Accounting & Transfer Agent Fees..........................         598          277            90           45
  Custodian Fees............................................         130          515           356          179
  Directors'/Trustees' Fees & Expenses......................         111           51            16            7
  Professional Fees.........................................         175           87            27           13
  Other.....................................................         285          181            57           28
                                                              ----------     --------      --------      -------
     Total Expenses.........................................      15,749       14,214         2,662        1,235
                                                              ----------     --------      --------      -------
  Fees Paid Indirectly (Note C).............................          --         (183)          (17)          (7)
                                                              ----------     --------      --------      -------
  Net Expenses..............................................      15,749       14,031         2,645        1,228
                                                              ----------     --------      --------      -------
  Net Investment Income (Loss)..............................     305,966      209,019        46,623       34,650
                                                              ----------     --------      --------      -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................     577,939      356,134       106,917        8,134
    Affiliated Investment Companies Shares Sold.............         (38)        (139)         (132)         (65)
    Futures.................................................      21,852        5,965            --          (70)
    Foreign Currency Transactions...........................          --        1,833          (578)        (136)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     121,705       77,200        96,597       28,127
    Affiliated Investment Companies Shares..................         (14)          55            73           39
    Futures.................................................     (14,899)      (4,571)           --           --
    Translation of Foreign Currency Denominated Amounts.....          --       (1,219)         (713)         (18)
                                                              ----------     --------      --------      -------
  Net Realized and Unrealized Gain (Loss)...................     706,545      435,258       202,164       36,011
                                                              ----------     --------      --------      -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $1,012,511     $644,277      $248,787      $70,661
                                                              ==========     ========      ========      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                     Series#     Series#     Series#      Series#      Series#
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of
   $43, $9,589, $1,795, $5,166 and $5,517,
   respectively)...................................  $ 39,151   $ 60,298     $ 10,262     $ 53,281     $ 53,398
  Income from Securities Lending...................       567      8,943        2,695        2,654       28,523
                                                     --------   --------     --------     --------     --------
     Total Investment Income.......................    39,718     69,241       12,957       55,935       81,921
                                                     --------   --------     --------     --------     --------
Expenses
  Investment Management Fees.......................     1,176      3,031          586        3,243        7,689
  Accounting & Transfer Agent Fees.................        51        130           24          139          164
  Custodian Fees...................................        60        439           41        1,326        1,820
  Directors'/Trustees' Fees & Expenses.............         9         23            5           26           29
  Professional Fees................................        16         39            8           57           81
  Other............................................        32         86           18          102          105
                                                     --------   --------     --------     --------     --------
     Total Expenses................................     1,344      3,748          682        4,893        9,888
                                                     --------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)....................        (8)       (46)          (6)         (85)         (53)
                                                     --------   --------     --------     --------     --------
  Net Expenses.....................................     1,336      3,702          676        4,808        9,835
                                                     --------   --------     --------     --------     --------
  Net Investment Income (Loss).....................    38,382     65,539       12,281       51,127       72,086
                                                     --------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................    66,080    160,869       15,485       85,707      241,330
    Affiliated Investment Companies Shares
     Sold..........................................       (10)      (115)         (18)         (22)         (17)
    Futures........................................        --        161           --        2,701        4,060
    Foreign Currency Transactions..................       398       (114)          82        1,008          (77)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................     4,292    (23,983)     (20,928)     132,049      144,158
    Affiliated Investment Companies Shares.........        --         81           (4)           9          (30)
    Futures........................................        --         --           --       (2,333)      (3,676)
    Translation of Foreign Currency Denominated
     Amounts.......................................      (318)      (569)          14          (43)         (79)
                                                     --------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........    70,442    136,330       (5,369)     219,076      385,669
                                                     --------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $108,824   $201,869     $  6,912     $270,203     $457,755
                                                     ========   ========     ========     ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                        The U.S. Large Cap Value  The DFA International Value   The Japanese Small
                                                 Series                    Series                 Company Series
                                        ------------------------  --------------------------  ----------------------
                                        Six Months       Year     Six Months        Year      Six Months     Year
                                           Ended        Ended        Ended         Ended         Ended      Ended
                                         April 30,     Oct. 31,    April 30,      Oct. 31,     April 30,   Oct. 31,
                                           2018          2017        2018           2017         2018        2017
                                        -----------  -----------  -----------   -----------   ----------- ----------
                                        (Unaudited)               (Unaudited)                 (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......... $   305,966  $   540,980  $   209,019   $   373,063   $   46,623  $   65,529
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........     577,939    1,415,252      356,134       133,582      106,917     174,661
    Affiliated Investment Companies
     Shares Sold.......................         (38)          (4)        (139)           55         (132)         70
    Futures............................      21,852       22,013        5,965        16,570           --          --
    Foreign Currency
     Transactions......................          --           --        1,833        (2,679)        (578)     (2,843)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency..................     121,705    3,199,777       77,200     2,126,222       96,597     616,328
    Affiliated Investment Companies
     Shares............................         (14)         (95)          55           (73)          73        (116)
    Futures............................     (14,899)      11,932       (4,571)        3,736           --          --
    Translation of Foreign Currency
     Denominated Amounts...............          --           --       (1,219)        1,069         (713)        489
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations.......................   1,012,511    5,189,855      644,277     2,651,545      248,787     854,118
                                        -----------  -----------  -----------   -----------   ----------  ----------
Transactions in Interest:
  Contributions........................   1,218,206    2,626,519      401,774       995,812      309,788     195,960
  Withdrawals..........................  (1,056,822)  (1,056,396)    (370,211)     (644,747)    (103,621)   (193,623)
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.........     161,384    1,570,123       31,563       351,065      206,167       2,337
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Total Increase (Decrease) in
      Net Assets.......................   1,173,895    6,759,978      675,840     3,002,610      454,954     856,455
Net Assets
  Beginning of Period..................  27,676,546   20,916,568   12,732,150     9,729,540    3,989,049   3,132,594
                                        -----------  -----------  -----------   -----------   ----------  ----------
  End of Period........................ $28,850,441  $27,676,546  $13,407,990   $12,732,150   $4,444,003  $3,989,049
                                        ===========  ===========  ===========   ===========   ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2018        2017        2018         2017        2018        2017
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   34,650  $   63,045  $   38,382   $   68,684  $   65,539  $  114,873
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........      8,134      57,205      66,080       68,209     160,869     217,209
    Affiliated Investment Companies
     Shares Sold..........................        (65)         63         (10)           2        (115)         32
    Futures...............................        (70)         --          --           --         161          --
    Foreign Currency Transactions.........       (136)       (697)        398          330        (114)        992
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     28,127     131,297       4,292      383,963     (23,983)  1,106,864
    Affiliated Investment Companies
     Shares...............................         39         (85)         --           (8)         81        (119)
    Translation of Foreign Currency
     Denominated Amounts..................        (18)         (7)       (318)         206        (569)        303
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     70,661     250,821     108,824      521,386     201,869   1,440,154
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    162,182     110,964      33,320      158,197     332,232     303,976
  Withdrawals.............................    (75,361)   (101,816)    (42,735)     (33,136)   (102,476)   (140,996)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     86,821       9,148      (9,415)     125,061     229,756     162,980
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    157,482     259,969      99,409      646,447     431,625   1,603,134
Net Assets
  Beginning of Period.....................  1,815,705   1,555,736   2,329,912    1,683,465   5,751,059   4,147,925
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,973,187  $1,815,705  $2,429,321   $2,329,912  $6,182,684  $5,751,059
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             The Canadian Small     The Emerging Markets    The Emerging Markets
                                               Company Series              Series             Small Cap Series
                                           ----------------------  ----------------------  ----------------------
                                           Six Months     Year     Six Months     Year     Six Months     Year
                                              Ended      Ended        Ended      Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2018        2017        2018        2017        2018        2017
                                           ----------- ----------  ----------- ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   12,281  $   24,738  $   51,127  $  128,502  $   72,086  $  176,036
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     15,485     (39,064)     85,707      (7,795)    241,330     173,946
    Affiliated Investment Companies
     Shares Sold..........................        (18)         21         (22)         (8)        (17)         23
    Futures...............................         --          --       2,701       8,355       4,060       9,284
    Foreign Currency Transactions.........         82         (26)      1,008         (35)        (77)         79
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    (20,928)    137,860     132,049   1,213,036     144,158     923,325
    Affiliated Investment Companies
     Shares...............................         (4)        (28)          9         (19)        (30)        (73)
    Futures...............................         --          --      (2,333)        929      (3,676)        843
    Translation of Foreign Currency
     Denominated Amounts..................         14          (7)        (43)        (69)        (79)       (193)
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................      6,912     123,494     270,203   1,342,896     457,755   1,283,270
                                           ----------  ----------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     17,823     269,073     299,372     738,457     351,521     959,649
  Withdrawals.............................    (34,603)   (135,609)   (911,621)   (355,877)   (234,315)   (505,109)
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (16,780)    133,464    (612,249)    382,580     117,206     454,540
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................     (9,868)    256,958    (342,046)  1,725,476     574,961   1,737,810
Net Assets
  Beginning of Period.....................  1,190,222     933,264   6,723,207   4,997,731   7,253,457   5,515,647
                                           ----------  ----------  ----------  ----------  ----------  ----------
  End of Period........................... $1,180,354  $1,190,222  $6,381,161  $6,723,207  $7,828,418  $7,253,457
                                           ==========  ==========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The U.S. Large Cap Value Series
                                                          ----------------------------------------------------------------------
                                                            Six Months        Year         Year          Year          Year
                                                               Ended         Ended        Ended         Ended         Ended
                                                             April 30,      Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                               2018           2017         2016          2015          2014
                                                          -----------------------------------------------------------------------
                                                            (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................        3.67%(D)       24.31%        4.75%         1.32%        15.67%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $28,850,441     $27,676,546  $20,916,568   $19,094,057   $18,376,682
Ratio of Expenses to Average Net Assets..................        0.11%(E)        0.11%        0.11%         0.11%         0.11%
Ratio of Net Investment Income to Average Net Assets.....        2.12%(E)        2.19%        2.39%         2.20%         1.90%
Portfolio Turnover Rate..................................           6%(D)          15%          15%           16%           15%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                  The DFA International Value Series
                                                          ----------------------------------------------------------------------
                                                            Six Months        Year         Year          Year          Year
                                                               Ended         Ended        Ended         Ended         Ended
                                                             April 30,      Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                               2018           2017         2016          2015          2014
                                                          -----------------------------------------------------------------------
                                                            (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................        5.08%(D)       26.53%       (0.10)%       (5.35)%       (0.72)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $13,407,990     $12,732,150  $ 9,729,540   $ 9,227,905   $ 9,343,666
Ratio of Expenses to Average Net Assets..................        0.21%(E)        0.22%        0.22%         0.22%         0.22%
Ratio of Expenses to Average Net Assets (Excluding (Fees
 Paid Indirectly)).......................................        0.22%(E)        0.22%        0.22%         0.22%         0.22%
Ratio of Net Investment Income to Average Net Assets.....        3.19%(E)        3.33%        3.72%         3.31%         4.50%
Portfolio Turnover Rate..................................          10%(D)          17%          17%           21%           17%
---------------------------------------------------------------------------------------------------------------------------------

                                                          -------------
                                                              Year
                                                             Ended
                                                            Oct. 31,
                                                              2013
                                                          ------------

----------------------------------------------------------------------
Total Return.............................................       35.68%
----------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $14,838,988
Ratio of Expenses to Average Net Assets..................        0.11%
Ratio of Net Investment Income to Average Net Assets.....        1.98%
Portfolio Turnover Rate..................................          15%
----------------------------------------------------------------------


                                                          -------------
                                                              Year
                                                             Ended
                                                            Oct. 31,
                                                              2013
                                                          ------------

----------------------------------------------------------------------
Total Return.............................................       28.18%
----------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $ 8,792,130
Ratio of Expenses to Average Net Assets..................        0.22%
Ratio of Expenses to Average Net Assets (Excluding (Fees
 Paid Indirectly)).......................................        0.22%
Ratio of Net Investment Income to Average Net Assets.....        3.20%
Portfolio Turnover Rate..................................          15%
----------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The Japanese Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       6.25%(D)      27.10%      14.53%       9.04%        2.46%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $4,444,003     $3,989,049  $3,132,594  $2,631,688   $2,505,409
Ratio of Expenses to Average Net Assets.......................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.20%(E)       1.90%       1.99%       1.69%        1.71%
Portfolio Turnover Rate.......................................          6%(D)         13%         10%          6%           9%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  The Asia Pacific Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       3.97%(D)      16.21%      16.69%     (11.83)%      (3.46)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,973,187     $1,815,705  $1,555,736  $1,228,274   $1,453,786
Ratio of Expenses to Average Net Assets.......................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets..........       3.60%(E)       3.82%       4.00%       4.17%        3.96%
Portfolio Turnover Rate.......................................          8%(D)         14%         10%          7%           7%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      30.62%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $2,281,624
Ratio of Expenses to Average Net Assets.......................       0.14%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.14%
Ratio of Net Investment Income to Average Net Assets..........       1.87%
Portfolio Turnover Rate.......................................         16%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      10.97%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,265,498
Ratio of Expenses to Average Net Assets.......................       0.15%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.15%
Ratio of Net Investment Income to Average Net Assets..........       4.64%
Portfolio Turnover Rate.......................................          9%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                 The United Kingdom Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year         Year        Year         Year
                                                                   Ended        Ended        Ended       Ended        Ended
                                                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                   2018          2017         2016        2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       4.68%(D)      29.87%     (15.82)%       9.95%       1.22%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $2,429,321     $2,329,912  $1,683,465   $2,084,113  $1,995,898
Ratio of Expenses to Average Net Assets.......................       0.11%(E)       0.12%       0.12%        0.11%       0.11%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.11%(E)       0.12%       0.12%        0.11%       0.11%
Ratio of Net Investment Income to Average Net Assets..........       3.26%(E)       3.40%       4.36%        3.44%       2.98%
Portfolio Turnover Rate.......................................          6%(D)          9%         15%          10%          8%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                   The Continental Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year         Year        Year         Year
                                                                   Ended        Ended        Ended       Ended        Ended
                                                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                   2018          2017         2016        2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       3.51%(D)      34.27%       6.10%        9.81%      (2.25)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $6,182,684     $5,751,085  $4,147,925   $3,653,743  $3,152,277
Ratio of Expenses to Average Net Assets.......................       0.12%(E)       0.12%       0.13%        0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%(E)       0.13%       0.13%        0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.16%(E)       2.33%       2.49%        2.44%       2.40%
Portfolio Turnover Rate.......................................          6%(D)         13%          9%          14%         13%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      37.42%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,988,287
Ratio of Expenses to Average Net Assets.......................       0.12%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%
Ratio of Net Investment Income to Average Net Assets..........       3.29%
Portfolio Turnover Rate.......................................         17%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      43.67%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $3,217,766
Ratio of Expenses to Average Net Assets.......................       0.14%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.14%
Ratio of Net Investment Income to Average Net Assets..........       2.67%
Portfolio Turnover Rate.......................................         13%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The Canadian Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       0.45%(D)      12.10%      20.77%     (25.00)%      (3.83)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,180,354     $1,190,222  $  933,264  $  623,132   $  849,429
Ratio of Expenses to Average Net Assets.......................       0.12%(E)       0.12%       0.12%       0.12%        0.12%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%(E)       0.12%       0.12%       0.12%        0.12%
Ratio of Net Investment Income to Average Net Assets..........       2.09%(E)       2.14%       2.52%       2.73%        2.42%
Portfolio Turnover Rate.......................................          9%(D)         22%          8%         18%           5%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                       The Emerging Markets Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       4.42%(D)      25.26%      11.44%     (14.86)%       1.74%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $6,381,161     $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets.......................       0.15%(E)       0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.15%(E)       0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets..........       1.58%(E)       2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate.......................................          5%(D)          8%          5%          9%           5%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       5.71%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $  741,204
Ratio of Expenses to Average Net Assets.......................       0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.99%
Portfolio Turnover Rate.......................................         14%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       6.99%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $3,766,160
Ratio of Expenses to Average Net Assets.......................       0.16%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.16%
Ratio of Net Investment Income to Average Net Assets..........       2.38%
Portfolio Turnover Rate.......................................          4%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                  The Emerging Markets Small Cap Series
                                                               ---------------------------------------------------------------
                                                                Six Months       Year        Year         Year        Year
                                                                   Ended        Ended       Ended        Ended       Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                   2018          2017        2016         2015        2014
                                                               ----------------------------------------------------------------
                                                                (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       6.27%(D)      21.55%      14.45%      (9.42)%       5.60%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $7,828,418     $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets.......................       0.26%(E)       0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.26%(E)       0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net Assets..........       1.88%(E)       2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate.......................................          7%(D)         15%         18%         18%           9%
-------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       9.41%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $4,091,523
Ratio of Expenses to Average Net Assets.......................       0.29%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.29%
Ratio of Net Investment Income to Average Net Assets..........       2.37%
Portfolio Turnover Rate.......................................         11%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2018, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $183
              The Japanese Small Company Series.......      17
              The Asia Pacific Small Company Series...       7
              The United Kingdom Small Company Series.       8
              The Continental Small Company Series....      46
              The Canadian Small Company Series.......       6
              The Emerging Markets Series.............      85
              The Emerging Markets Small Cap Series...      53

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2018, the total related amounts paid by the Trust to the CCO were $43 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $652
                 The DFA International Value Series......  392
                 The Japanese Small Company Series.......   99
                 The Asia Pacific Small Company Series...   50
                 The United Kingdom Small Company Series.   64
                 The Continental Small Company Series....  129
                 The Canadian Small Company Series.......   31

                  The Emerging Markets Series........... $161
                  The Emerging Markets Small Cap Series.  144

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,176,121 $1,607,330
         The DFA International Value Series......  1,499,991  1,347,535
         The Japanese Small Company Series.......    502,519    261,864
         The Asia Pacific Small Company Series...    268,467    147,506
         The United Kingdom Small Company Series.    187,781    147,491
         The Continental Small Company Series....    595,328    343,964
         The Canadian Small Company Series.......    117,488    104,770
         The Emerging Markets Series.............    342,805    893,878
         The Emerging Markets Small Cap Series...    726,676    547,606

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                       ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
The U.S. Large Cap
 Value Series
DFA Short Term
 Investment Fund......  $522,421  $2,517,135 $2,408,097    $ (38)        $(14)     $  631,407    54,572      $4,585
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $522,421  $2,517,135 $2,408,097    $ (38)        $(14)     $  631,407    54,572      $4,585

The DFA International
 Value Series
DFA Short Term
 Investment Fund......  $593,861  $3,705,546 $3,211,443    $(139)        $ 55      $1,087,880    94,026      $6,824
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $593,861  $3,705,546 $3,211,443    $(139)        $ 55      $1,087,880    94,026      $6,824

The Japanese Small
 Company Series
DFA Short Term
 Investment Fund......  $399,385  $  709,510 $  835,786    $(132)        $ 73      $  273,050    23,600      $3,136
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $399,385  $  709,510 $  835,786    $(132)        $ 73      $  273,050    23,600      $3,136

The Asia Pacific
 Small Company
 Series
DFA Short Term
 Investment Fund......  $257,951  $  272,557 $  325,636    $ (65)        $ 39      $  204,846    17,705      $1,773
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $257,951  $  272,557 $  325,636    $ (65)        $ 39      $  204,846    17,705      $1,773

The United Kingdom
 Small Company
 Series
DFA Short Term
 Investment Fund......  $ 53,700  $  258,299 $  236,915    $ (10)        $ --      $   75,074     6,489      $  554
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $ 53,700  $  258,299 $  236,915    $ (10)        $ --      $   75,074     6,489      $  554

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
                       -------------
The U.S. Large Cap
 Value Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The DFA International
 Value Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Japanese Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Asia Pacific
 Small Company
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The United Kingdom
 Small Company
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                       ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
The Continental Small
 Company Series
DFA Short Term
 Investment Fund......  $470,885  $1,106,444  $857,125     $(115)        $ 81       $720,170     62,245      $4,176
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $470,885  $1,106,444  $857,125     $(115)        $ 81       $720,170     62,245      $4,176

The Canadian Small
 Company Series
DFA Short Term
 Investment Fund......  $212,919  $  401,106  $423,082     $ (18)        $ (4)      $190,921     16,501      $1,512
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $212,919  $  401,106  $423,082     $ (18)        $ (4)      $190,921     16,501      $1,512

The Emerging Markets
 Series
DFA Short Term
 Investment Fund......  $202,669  $  936,105  $865,787     $ (22)        $  9       $272,974     23,593      $1,948
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $202,669  $  936,105  $865,787     $ (22)        $  9       $272,974     23,593      $1,948

The Emerging Markets
 Small Cap Series
DFA Short Term
 Investment Fund......  $584,551  $  439,190  $479,275     $ (17)        $(30)      $544,419     47,054      $4,264
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $584,551  $  439,190  $479,275     $ (17)        $(30)      $544,419     47,054      $4,264

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
                       -------------
The Continental Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Canadian Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Emerging Markets
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Emerging Markets
 Small Cap Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $20,772,833  $9,324,903   $(601,549)    $8,723,354
The DFA International Value Series......  12,176,736   2,525,492    (438,297)     2,087,195
The Japanese Small Company Series.......   3,525,313   1,333,694    (196,385)     1,137,309
The Asia Pacific Small Company Series...   2,060,735     462,783    (353,852)       108,931
The United Kingdom Small Company Series.   2,060,141     664,558    (240,959)       423,599
The Continental Small Company Series....   5,135,531   2,112,853    (425,554)     1,687,299
The Canadian Small Company Series.......   1,482,581     201,987    (316,642)      (114,655)
The Emerging Markets Series.............   4,229,544   2,569,546    (238,253)     2,331,293
The Emerging Markets Small Cap Series...   7,079,407   2,098,490    (892,828)     1,205,662

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. Forward Currency Contracts: The International Equity Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2018, the Series had no outstanding forward currency contracts.

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




The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                        Futures
                                                        -------
                 The U.S. Large Cap Value Series....... 197,143
                 The DFA International Value Series.... 105,057
                 The Asia Pacific Small Company Series.   1,169
                 The Emerging Markets Series...........  47,171
                 The Emerging Markets Small Cap Series.  49,079

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts......... Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                Asset Derivatives Value
                                               --------------------------
                                                Total Value
                                                     at          Equity
                                               April 30, 2018  Contracts*
                                               --------------  ----------
        The DFA International Value Series....    $     6       $     6
        The Emerging Markets Series...........        157           157

                                               Liability Derivatives Value
                                               --------------------------
                                                Total Value
                                                     at          Equity
                                               April 30, 2018  Contracts*
                                               --------------  ----------
        The U.S. Large Cap Value Series.......    $(6,839)      $(6,839)
        The DFA International Value Series....     (1,694)       (1,694)
        The Emerging Markets Series...........     (1,827)       (1,827)
        The Emerging Markets Small Cap Series.     (2,544)       (2,544)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2018:

                                        Location of Gain (Loss)
              Derivative Type           on Derivatives
              ---------------           ------------------------
              Equity contracts          Net Realized Gain (Loss)
                                          on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                      Derivatives
                                                  --------------------
                                                              Equity
                                                   Total     Contracts
                                                   -------   ---------
           The U.S. Large Cap Value Series....... $21,852     $21,852
           The DFA International Value Series....   5,965       5,965
           The Asia Pacific Small Company Series.     (70)        (70)*
           The Continental Small Company Series..     161         161*
           The Emerging Markets Series...........   2,701       2,701
           The Emerging Markets Small Cap Series.   4,060       4,060

                                                  Change in Unrealized
                                                  Appreciation (Depreciation)
                                                    on Derivatives
                                                  --------------------------
                                                                 Equity
                                                    Total       Contracts
                                                    --------    ---------
           The U.S. Large Cap Value Series....... $(14,899)     $(14,899)
           The DFA International Value Series....   (4,571)       (4,571)
           The Emerging Markets Series...........   (2,333)       (2,333)
           The Emerging Markets Small Cap Series.   (3,676)       (3,676)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average      Average        Days     Expense  Borrowed During
                                   Interest Rate Loan Balance Outstanding* Incurred   The Period
                                   ------------- ------------ ------------ -------- ---------------
The Japanese Small Company Series.     1.95%       $ 2,738          6        $ 1       $  4,310
The Asia Pacific Small Company
  Series..........................     2.13%         2,039         12          1          8,338
The United Kingdom Small Company
  Series..........................     2.17%         2,955          1         --          2,955
The Canadian Small Company Series.     2.17%           103          3         --            225
The Emerging Markets Series.......     2.01%        24,676          8         11        117,083
The Emerging Markets Small Cap
  Series..........................     1.99%         2,946          6          1          5,012

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2018.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

 Portfolio                              Purchases  Sales  Realized Gain (Loss)
 ---------                              --------- ------- --------------------
 The U.S. Large Cap Value Series....... $217,124  $63,445       $(6,312)
 The DFA International Value Series....   65,940   42,328         8,941
 The Japanese Small Company Series.....   57,689    6,013         2,585
 The Asia Pacific Small Company Series.   25,214   27,668         6,599
 The Continental Small Company Series..   35,178   12,904         5,559
 The Canadian Small Company Series.....   21,416    5,453           606
 The Emerging Markets Series...........    3,611    2,284            73
 The Emerging Markets Small Cap Series.   11,171    3,655         1,954

J. Securities Lending:

   As of April 30, 2018, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                        Market
                                                        Value
                                                       --------
                The U.S. Large Cap Value Series....... $563,472
                The DFA International Value Series....   46,750
                The Japanese Small Company Series.....   81,683
                The Asia Pacific Small Company Series.  146,034
                The Continental Small Company Series..  118,443
                The Canadian Small Company Series.....    7,225
                The Emerging Markets Series...........  165,940
                The Emerging Markets Small Cap Series.  603,672

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                       Remaining Contractual Maturity of the Agreements
                                                     As of April 30, 2018
                                 ------------------------------------------------------------
                                 Overnight and             Between
                                  Continuous    <30 days 30 & 90 days >90 days     Total
                                 -------------- -------- ------------ -------- --------------
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks................... $  631,406,902    --         --         --    $  631,406,902
The DFA International Value
  Series
Common Stocks...................  1,087,880,349    --         --         --     1,087,880,349
The Japanese Small Company
  Series
Common Stocks...................    273,050,068    --         --         --       273,050,068
The Asia Pacific Small Company
  Series
Common Stocks...................    204,845,502    --         --         --       204,845,502
The United Kingdom Small
  Company Series
Common Stocks...................     75,073,955    --         --         --        75,073,955
The Continental Small Company
  Series
Common Stocks, Preferred
  Stocks, Rights/Warrants.......    720,169,955    --         --         --       720,169,955
The Canadian Small Company
  Series
Common Stocks...................    190,921,477    --         --         --       190,921,477
The Emerging Markets Series
Common Stocks...................    272,974,500    --         --         --       272,974,500

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



                                    Remaining Contractual Maturity of the Agreements
                                                  As of April 30, 2018
                                ---------------------------------------------------------
                                Overnight and            Between
                                 Continuous   <30 days 30 & 90 days >90 days    Total
                                ------------- -------- ------------ -------- ------------
The Emerging Markets Small Cap
  Series
Common Stocks.................. $544,419,393     --         --         --    $544,419,393

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. Other:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second

Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2018
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/17  04/30/18    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,071.60    0.15%    $0.77
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   8.4%
              Consumer Staples.............................   3.2%
              Energy.......................................  14.9%
              Financials...................................  28.6%
              Health Care..................................   0.6%
              Industrials..................................   9.4%
              Information Technology.......................   7.9%
              Materials....................................  18.1%
              Real Estate..................................   4.1%
              Telecommunication Services...................   3.3%
              Utilities....................................   1.5%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (94.2%)
BRAZIL -- (6.8%)
#*  Petroleo Brasileiro SA Sponsored ADR................  14,614,044 $  205,911,880            1.0%
    Vale SA.............................................  25,779,178    358,150,437            1.8%
    Vale SA Sponsored ADR...............................  20,975,325    290,298,496            1.4%
    Other Securities....................................                553,050,789            2.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,407,411,602            7.0%
                                                                     --------------           -----

CHILE -- (1.7%)
    Other Securities....................................                345,989,652            1.7%
                                                                     --------------           -----

CHINA -- (17.1%)
    Bank of China, Ltd. Class H......................... 398,265,817    216,191,056            1.1%
    China Construction Bank Corp. Class H............... 446,135,101    467,397,237            2.3%
    China Mobile, Ltd...................................  15,402,000    146,726,990            0.7%
    China Overseas Land & Investment, Ltd...............  28,630,000     95,928,580            0.5%
    China Petroleum & Chemical Corp. ADR................   1,159,521    113,099,659            0.6%
    China Petroleum & Chemical Corp. Class H............ 113,421,575    110,456,601            0.6%
    China Resources Land, Ltd...........................  22,442,000     84,285,980            0.4%
#*  China Unicom Hong Kong, Ltd. ADR....................   6,768,426     94,961,017            0.5%
    CNOOC, Ltd..........................................  94,498,000    159,863,492            0.8%
    Industrial & Commercial Bank of China, Ltd. Class H. 506,891,996    444,990,871            2.2%
    PetroChina Co., Ltd. Class H........................ 147,646,000    108,795,781            0.6%
    Other Securities....................................              1,515,164,913            7.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,557,862,177           17.7%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 40,350,803            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 40,665,071            0.2%
                                                                     --------------           -----

GREECE -- (0.0%)
    Other Securities....................................                  5,349,240            0.0%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     65,561            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 63,731,408            0.3%
                                                                     --------------           -----

INDIA -- (11.4%)
    Axis Bank, Ltd......................................  11,051,055     85,472,655            0.4%
    Bharti Airtel, Ltd..................................  13,689,037     83,764,411            0.4%
    ICICI Bank, Ltd. Sponsored ADR......................  10,946,768     93,156,995            0.5%
    Larsen & Toubro, Ltd................................   4,214,051     88,344,821            0.5%
    Reliance Industries, Ltd............................  34,030,289    489,161,967            2.4%
    Vedanta, Ltd........................................  19,014,264     84,414,582            0.4%
    Other Securities....................................              1,434,506,606            7.1%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,358,822,037           11.7%
                                                                     --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                502,750,632            2.5%
                                                                     --------------           -----

MALAYSIA -- (2.8%)
    Other Securities....................................                583,316,226            2.9%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MEXICO -- (3.5%)
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,097,422 $  106,076,810            0.5%
#   Grupo Financiero Banorte S.A.B. de C.V..............  18,991,148    118,767,978            0.6%
    Grupo Mexico S.A.B. de C.V. Series B................  39,241,344    129,922,871            0.7%
    Other Securities....................................                372,976,815            1.8%
                                                                     --------------           -----
TOTAL MEXICO............................................                727,744,474            3.6%
                                                                     --------------           -----

PHILIPPINES -- (0.9%)
    Other Securities....................................                189,658,929            0.9%
                                                                     --------------           -----

POLAND -- (1.3%)
    Other Securities....................................                269,523,084            1.3%
                                                                     --------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR..........................  28,411,094    131,102,709            0.7%
    Lukoil PJSC Sponsored ADR(BYZDW2900)................   1,526,223    101,731,481            0.5%
    Lukoil PJSC Sponsored ADR(BYZF386)..................   1,600,191    105,436,585            0.5%
    Other Securities....................................                 36,120,727            0.2%
                                                                     --------------           -----
TOTAL RUSSIA............................................                374,391,502            1.9%
                                                                     --------------           -----

SOUTH AFRICA -- (7.0%)
    Barclays Africa Group, Ltd..........................   7,309,742    107,067,795            0.5%
#   MTN Group, Ltd......................................  18,433,110    185,007,454            0.9%
    Sasol, Ltd..........................................   3,950,582    141,222,873            0.7%
    Standard Bank Group, Ltd............................  17,066,487    292,700,255            1.5%
    Other Securities....................................                729,030,620            3.6%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,455,028,997            7.2%
                                                                     --------------           -----

SOUTH KOREA -- (17.3%)
    Hana Financial Group, Inc...........................   3,234,305    143,710,459            0.7%
    Hyundai Mobis Co., Ltd..............................     619,429    143,449,561            0.7%
    Hyundai Motor Co....................................   1,477,708    220,396,859            1.1%
#   KB Financial Group, Inc. ADR........................   2,869,877    161,861,062            0.8%
    LG Electronics, Inc.................................   1,598,413    151,559,589            0.8%
    POSCO...............................................     622,870    214,616,504            1.1%
    POSCO Sponsored ADR.................................   1,500,406    127,309,449            0.7%
    Shinhan Financial Group Co., Ltd....................   3,787,146    168,628,970            0.9%
    SK Innovation Co., Ltd..............................     879,496    161,164,347            0.8%
    Other Securities....................................              2,102,719,099           10.3%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              3,595,415,899           17.9%
                                                                     --------------           -----

TAIWAN -- (15.2%)
    Cathay Financial Holding Co., Ltd...................  59,491,000    106,712,274            0.5%
#   China Steel Corp.................................... 113,803,320     90,053,315            0.5%
    CTBC Financial Holding Co., Ltd..................... 156,118,073    111,337,628            0.6%
    First Financial Holding Co., Ltd.................... 127,821,158     87,878,011            0.5%
    Fubon Financial Holding Co., Ltd....................  90,265,471    154,431,296            0.8%
    Hon Hai Precision Industry Co., Ltd.................  40,073,240    111,458,974            0.6%
    Mega Financial Holding Co., Ltd..................... 123,127,796    108,698,083            0.6%
#   United Microelectronics Corp........................ 201,966,681    108,914,955            0.6%
    Other Securities....................................              2,267,280,569           10.9%
                                                                     --------------           -----
TOTAL TAIWAN............................................              3,146,765,105           15.6%
                                                                     --------------           -----

THAILAND -- (3.1%)
    PTT PCL............................................. 143,475,500    256,855,695            1.3%
    Other Securities....................................                396,403,372            2.0%
                                                                     --------------           -----
TOTAL THAILAND..........................................                653,259,067            3.3%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         Percentage
                                              Shares       Value++     of Net Assets**
                                              ------       -------     ---------------
TURKEY -- (1.2%)
      Other Securities.....................            $   242,515,502            1.2%
                                                       ---------------          ------
TOTAL COMMON STOCKS........................             19,560,616,968           97.1%
                                                       ---------------          ------

PREFERRED STOCKS -- (2.1%)
BRAZIL -- (2.0%)
*     Petroleo Brasileiro SA............... 12,781,490      83,806,470            0.4%
#*    Petroleo Brasileiro SA Sponsored ADR. 17,627,348     231,799,626            1.2%
      Other Securities.....................                 96,696,336            0.4%
                                                       ---------------          ------
TOTAL BRAZIL...............................                412,302,432            2.0%
                                                       ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                 17,072,504            0.1%
                                                       ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                    498,903            0.0%
                                                       ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                  2,391,478            0.0%
                                                       ---------------          ------
TOTAL PREFERRED STOCKS.....................                432,265,317            2.1%
                                                       ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities.....................                  1,253,777            0.0%
                                                       ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                    157,009            0.0%
                                                       ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                     26,921            0.0%
                                                       ---------------          ------

THAILAND -- (0.0%)
      Other Securities.....................                      7,415            0.0%
                                                       ---------------          ------
TOTAL RIGHTS/WARRANTS......................                  1,445,122            0.0%
                                                       ---------------          ------
TOTAL INVESTMENT SECURITIES................             19,994,327,407
                                                       ---------------

                                                           Value+
                                                -          ------             -
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund....... 67,284,012     778,476,021            3.9%
                                                       ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,115,459,128).................              $20,772,803,428          103.1%
                                                       ===============          ======

At April 30, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,371,948 $37,446,500  $(1,925,448)
S&P 500(R) Emini Index.........     65     06/15/18    8,570,821   8,602,750       31,929
                                                     ----------- -----------  -----------
Total futures contracts........                      $47,942,769 $46,049,250  $(1,893,519)
                                                     =========== ===========  ===========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,407,411,602               --   --    $ 1,407,411,602
  Chile.......................     81,310,717  $   264,678,935   --        345,989,652
  China.......................    316,497,901    3,241,364,276   --      3,557,862,177
  Colombia....................     40,350,803               --   --         40,350,803
  Czech Republic..............             --       40,665,071   --         40,665,071
  Greece......................             --        5,349,240   --          5,349,240
  Hong Kong...................             --           65,561   --             65,561
  Hungary.....................             --       63,731,408   --         63,731,408
  India.......................    120,302,218    2,238,519,819   --      2,358,822,037
  Indonesia...................      2,037,387      500,713,245   --        502,750,632
  Malaysia....................             --      583,316,226   --        583,316,226
  Mexico......................    727,744,474               --   --        727,744,474
  Philippines.................             --      189,658,929   --        189,658,929
  Poland......................             --      269,523,084   --        269,523,084
  Russia......................    125,160,865      249,230,637   --        374,391,502
  South Africa................    145,965,571    1,309,063,426   --      1,455,028,997
  South Korea.................    400,116,462    3,195,299,437   --      3,595,415,899
  Taiwan......................     36,673,338    3,110,091,767   --      3,146,765,105
  Thailand....................    653,200,259           58,808   --        653,259,067
  Turkey......................             --      242,515,502   --        242,515,502
Preferred Stocks
  Brazil......................    412,302,432               --   --        412,302,432
  Colombia....................     17,072,504               --   --         17,072,504
  Malaysia....................        498,903               --   --            498,903
  South Korea.................      2,391,478               --   --          2,391,478
Rights/Warrants
  Indonesia...................             --        1,253,777   --          1,253,777
  Malaysia....................             --          157,009   --            157,009
  Taiwan......................             --           26,921   --             26,921
  Thailand....................             --            7,415   --              7,415
Securities Lending Collateral.             --      778,476,021   --        778,476,021
Futures Contracts**...........     (1,893,519)              --   --         (1,893,519)
                               --------------  ---------------   --    ---------------
TOTAL......................... $4,487,143,395  $16,283,766,514   --    $20,770,909,909
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,259,869 of securities on loan)*............................. $19,994,327
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $778,436).     778,476
Segregated Cash for Futures Contracts..........................................................       2,067
Foreign Currencies at Value....................................................................      43,403
Cash...........................................................................................      44,086
Receivables:
  Investment Securities Sold...................................................................      63,052
  Dividends, Interest and Tax Reclaims.........................................................       1,532
  Securities Lending Income....................................................................       2,768
Prepaid Expenses and Other Assets..............................................................          19
                                                                                                -----------
     Total Assets..............................................................................  20,929,730
                                                                                                -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................     778,510
  Investment Securities Purchased..............................................................         434
  Due to Advisor...............................................................................       1,666
  Futures Margin Variation.....................................................................         969
Accrued Expenses and Other Liabilities.........................................................       5,230
                                                                                                -----------
     Total Liabilities.........................................................................     786,809
                                                                                                -----------
NET ASSETS..................................................................................... $20,142,921
                                                                                                ===========
Investments at Cost............................................................................ $16,337,023
                                                                                                ===========
Foreign Currencies at Cost..................................................................... $    43,595
                                                                                                ===========

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND#

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $21,354).......... $  170,166
    Income from Securities Lending................................     14,518
                                                                   ----------
       Total Investment Income....................................    184,684
                                                                   ----------
  Expenses
    Investment Management Fees....................................     10,057
    Accounting & Transfer Agent Fees..............................        443
    Custodian Fees................................................      4,174
    Directors'/Trustees' Fees & Expenses..........................         78
    Professional Fees.............................................        257
    Other.........................................................        347
                                                                   ----------
       Total Expenses.............................................     15,356
                                                                   ----------
    Fees Paid Indirectly (Note C).................................        (93)
                                                                   ----------
    Net Expenses..................................................     15,263
                                                                   ----------
    Net Investment Income (Loss)..................................    169,421
                                                                   ----------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold**................................    290,670
      Affiliated Investment Companies Shares Sold.................        (92)
      Futures.....................................................      5,564
      Foreign Currency Transactions...............................      1,015
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................    913,973
      Affiliated Investment Companies Shares......................         21
      Futures.....................................................     (5,274)
      Translation of Foreign Currency Denominated Amounts.........        (99)
                                                                   ----------
    Net Realized and Unrealized Gain (Loss).......................  1,205,778
                                                                   ----------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $1,375,199
                                                                   ==========

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Dimensional Emerging
                                                                            Markets Value Fund
                                                                         ------------------------
                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                          April 30,     Oct. 31,
                                                                            2018          2017
                                                                         -----------  -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   169,421  $   475,435
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................     290,670     (259,529)
    Affiliated Investment Companies Shares Sold.........................         (92)           1
    Futures.............................................................       5,564       20,081
    Foreign Currency Transactions.......................................       1,015        2,950
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     913,973    3,780,573
    Affiliated Investment Companies Shares Sold.........................          21          (79)
    Futures.............................................................      (5,274)       3,775
    Translation of Foreign Currency Denominated Amounts.................         (99)         (53)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   1,375,199    4,023,154
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     567,350      842,290
  Withdrawals...........................................................  (1,411,839)  (1,900,740)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (844,489)  (1,058,450)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     530,710    2,964,704
Net Assets
  Beginning of Period...................................................  19,612,211   16,647,507
                                                                         -----------  -----------
  End of Period......................................................... $20,142,921  $19,612,211
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

                                                                Dimensional Emerging Markets Value Fund
                                           ---------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year          Year          Year
                                                Ended         Ended        Ended        Ended         Ended         Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                2018           2017         2016         2015          2014          2013
                                           ----------------------------------------------------------------------------------
                                             (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
Total Return..............................        7.16%(D)       24.89%       15.80%      (17.95)%       (1.09)%        8.43%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $20,142,921     $19,612,211  $16,647,507  $15,088,058   $18,927,517   $19,427,286
Ratio of Expenses to Average Net Assets...        0.15%(E)        0.16%        0.16%        0.15%         0.15%         0.16%
Ratio of Expenses to Average Net Assets
 (Excluding (Fees Paid Indirectly)).......        0.15%(E)        0.16%        0.16%        0.15%         0.15%         0.16%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.68%(E)        2.64%        2.72%        2.54%         2.76%         2.32%
Portfolio Turnover Rate...................           5%(D)          14%          12%          14%           12%            6%
-----------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $620 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the six months ended April 30, 2018, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2018, expenses reduced were $93 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,096,902 $1,726,689

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                       Net Realized
                                                       Gain/(Loss)                                         Dividend
                                                       on Sales of    Change in                           Income from
                                                        Affiliated   Unrealized                           Affiliated
                      Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                       10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                      ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Dimensional Emerging
 Markets Value Fund
DFA Short Term
 Investment Fund.....  $591,907  $2,111,738 $1,925,098     $(92)         $21       $778,476     67,284        $6
                       --------  ---------- ----------     ----          ---       --------     ------        --
Total................  $591,907  $2,111,738 $1,925,098     $(92)         $21       $778,476     67,284        $6
                       ========  ========== ==========     ====          ===       ========     ======        ==

                      Capital Gain
                      Distributions
                          from
                       Affiliated
                       Investment
                        Companies
                      -------------
Dimensional Emerging
 Markets Value Fund
DFA Short Term
 Investment Fund.....     $ --
                          ----
Total................     $ --
                          ====

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $17,250,881  $5,263,190  $(1,743,161)   $3,520,029

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   3. Forward Currency Contracts: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

   The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2018, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                         Futures
                                                         -------
                Dimensional Emerging Markets Value Fund. 106,035

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts          Receivables: Futures       Payables: Futures

                           Margin Variation           Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                 Asset Derivatives Value
       -                                        --------------------------
                                                 Total Value
                                                      at          Equity
                                                April 30, 2018  Contracts*
                                                --------------  ----------
       Dimensional Emerging Markets Value Fund.    $    32       $    32

                                                Liability Derivatives Value
                                                --------------------------
                                                 Total Value
                                                      at          Equity
                                                April 30, 2018  Contracts*
                                                --------------  ----------
       Dimensional Emerging Markets Value Fund.    $(1,925)      $(1,925)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the six months ended April 30, 2018:

            Derivative Type   Location of Gain (Loss) on Derivatives
            ---------------   --------------------------------------
            Equity contracts         Net Realized Gain (Loss)
                                       on: Futures
                                     Change in Unrealized
                                       Appreciation
                                       (Depreciation)
                                       of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                      Derivatives
                                                   ------------------------
                                                                     Equity
                                                    Total           Contracts
                                                    -------         ---------
          Dimensional Emerging Markets Value Fund. $ 5,564           $ 5,564

                                                   Change in Unrealized
                                                   Appreciation (Depreciation) on
                                                      Derivatives
                                                   ------------------------
                                                                     Equity
                                                    Total           Contracts
                                                    -------         ---------
          Dimensional Emerging Markets Value Fund. $(5,274)          $(5,274)

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     2.28%       $27,068         23        $35       $106,083

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not utilize the interfund lending program during the six months ended April 30, 2018.

H. Affiliated Trades:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

                                                                 Realized
                                                                   Gain
       Portfolio                                Purchases Sales   (Loss)
       ---------                                --------- ------ --------
       Dimensional Emerging Markets Value Fund.  $4,372   $6,150   $554

I. Securities Lending:

   As of April 30, 2018, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                         Market
                                                         Value
                                                        --------
               Dimensional Emerging Markets Value Fund. $605,495

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     Remaining Contractual Maturity of the Agreements
                                                   As of April 30, 2018
                                 ---------------------------------------------------------
                                 Overnight and            Between
                                  Continuous   <30 days 30 & 90 days >90 days    Total
                                 ------------- -------- ------------ -------- ------------
Securities Lending Transactions
Dimensional Emerging Markets
  Value Fund
Common Stocks................... $778,476,021     --         --         --    $778,476,021

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

L. Other:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-001S
 [LOGO]                                                              00211511

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (94.2%)
BRAZIL -- (6.8%)
    Aliansce Shopping Centers SA                                    876,914 $  4,307,973       0.0%
*   Alliar Medicos A Frente SA                                        5,200       21,538       0.0%
    Banco do Brasil SA                                            6,665,135   69,824,861       0.3%
#   Banco Santander Brasil SA(05967A107)                            104,100    1,128,444       0.0%
    Banco Santander Brasil SA(B4V5RY4)                            1,709,493   18,596,934       0.1%
*   Brasil Brokers Participacoes SA                               1,941,457      310,349       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas            91,284      347,084       0.0%
*   Cia Siderurgica Nacional SA                                   3,939,498    9,873,485       0.1%
*   Construtora Tenda SA                                            383,902    2,795,541       0.0%
*   Cosan Logistica SA                                               40,539      126,135       0.0%
    Cosan SA Industria e Comercio                                 1,162,726   13,203,140       0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       3,676,417   14,587,291       0.1%
*   Direcional Engenharia SA                                      1,421,561    2,471,257       0.0%
    Duratex SA                                                    4,362,612   13,324,945       0.1%
    Embraer SA                                                    1,821,462   11,511,523       0.1%
    Embraer SA ADR                                                1,038,951   26,202,344       0.1%
*   Eternit SA                                                      658,302      133,419       0.0%
*   Even Construtora e Incorporadora SA                           2,904,375    3,755,657       0.0%
    Ez Tec Empreendimentos e Participacoes SA                     1,117,726    6,413,076       0.0%
    Fibria Celulose SA                                              523,595   10,284,475       0.1%
    Fibria Celulose SA Sponsored ADR                              2,018,972   39,491,092       0.2%
    Fras-Le SA                                                        8,500       13,321       0.0%
#   Gafisa SA ADR                                                   169,012    1,150,970       0.0%
    Gerdau SA                                                     1,607,017    6,454,307       0.0%
#   Gerdau SA Sponsored ADR                                       9,407,668   43,933,810       0.2%
*   Helbor Empreendimentos SA                                     2,980,126    1,233,496       0.0%
    Industrias Romi SA                                                9,300       21,450       0.0%
    International Meal Co. Alimentacao SA                           761,500    1,771,587       0.0%
    Iochpe-Maxion SA                                              1,641,693   13,168,410       0.1%
    JBS SA                                                       12,439,175   31,069,531       0.2%
*   JHSF Participacoes SA                                         1,382,074      662,790       0.0%
*   Kepler Weber SA                                                  12,200       41,616       0.0%
    Kroton Educacional SA                                        10,908,614   43,625,737       0.2%
    Magnesita Refratarios SA                                        643,250   10,558,026       0.1%
*   Marfrig Global Foods SA                                         110,400      249,591       0.0%
*   Marisa Lojas SA                                                  88,000      147,956       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                    627,446      623,291       0.0%
    MRV Engenharia e Participacoes SA                             4,118,357   17,633,979       0.1%
*   Paranapanema SA                                               1,683,489      619,919       0.0%
*   Petro Rio SA                                                     27,400      568,148       0.0%
*   Petroleo Brasileiro SA                                        6,207,983   43,646,558       0.2%
#*  Petroleo Brasileiro SA Sponsored ADR                         14,614,044  205,911,880       1.0%
    Porto Seguro SA                                                 371,681    4,795,610       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA              86,117      138,890       0.0%
    QGEP Participacoes SA                                         1,478,438    5,389,259       0.0%
*   Restoque Comercio e Confeccoes de Roupas SA                         800        6,961       0.0%
*   RNI Negocios Imobiliarios SA                                     86,275      138,899       0.0%
*   Santos Brasil Participacoes SA                                1,221,500    1,154,135       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                    56,800      599,909       0.0%
    Sao Martinho SA                                                 146,289      709,062       0.0%
    SLC Agricola SA                                                 907,091   11,579,444       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ----------- -------------- ---------------
BRAZIL -- (Continued)
*   Springs Global Participacoes SA                                   71,200 $      192,268       0.0%
    Sul America SA                                                 2,312,938     14,274,298       0.1%
    Suzano Papel e Celulose SA                                     3,508,906     41,126,878       0.2%
*   Technos SA                                                        88,500         67,956       0.0%
*   Tecnisa SA                                                     2,200,914        992,648       0.0%
    TPI - Triunfo Participacoes e Investimentos SA                   528,200        375,433       0.0%
    Tupy SA                                                          500,285      2,699,071       0.0%
    Usinas Siderurgicas de Minas Gerais SA                           531,600      1,949,949       0.0%
    Vale SA                                                       25,779,178    358,150,437       1.8%
    Vale SA Sponsored ADR                                         20,975,325    290,298,496       1.4%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                                  169,490        885,381       0.0%
    Via Varejo SA                                                     30,100         69,682       0.0%
                                                                             --------------       ---
TOTAL BRAZIL                                                                  1,407,411,602       7.0%
                                                                             --------------       ---
CHILE -- (1.7%)
    Besalco SA                                                       512,877        590,746       0.0%
    CAP SA                                                         1,342,144     15,574,131       0.1%
    Cementos BIO BIO SA                                              665,307      1,003,311       0.0%
    Cencosud SA                                                   13,859,905     41,191,886       0.2%
*   Cia Pesquera Camanchaca SA                                       411,678         42,349       0.0%
*   Cia Sud Americana de Vapores SA                               88,156,852      3,944,116       0.0%
    Cristalerias de Chile SA                                         264,624      2,614,460       0.0%
    Empresa Nacional de Telecomunicaciones SA                        308,990      3,641,581       0.0%
*   Empresas AquaChile SA                                            199,529        125,773       0.0%
    Empresas CMPC SA                                              13,882,311     56,954,996       0.3%
    Empresas COPEC SA                                              2,669,843     43,501,386       0.2%
    Empresas Hites SA                                              1,895,532      1,940,221       0.0%
*   Empresas La Polar SA                                          14,331,375      1,161,566       0.0%
    Enel Americas SA                                              14,175,753      3,234,701       0.0%
    Enel Americas SA ADR                                           3,876,008     43,992,691       0.2%
    Enel Chile SA                                                  3,570,407     22,207,932       0.1%
    Grupo Security SA                                              2,418,004      1,229,062       0.0%
    Inversiones Aguas Metropolitanas SA                            4,678,228      8,814,088       0.1%
    Itau CorpBanca(BYT25P4)                                      857,927,422      8,763,255       0.1%
    Itau CorpBanca(BZ30DD5)                                            3,677         55,890       0.0%
    Latam Airlines Group SA                                        1,826,519     27,977,645       0.2%
#   Latam Airlines Group SA Sponsored ADR                            985,868     15,054,204       0.1%
*   Masisa SA                                                     43,018,684      3,991,206       0.0%
    PAZ Corp. SA                                                   2,210,715      3,473,655       0.0%
    Ripley Corp. SA                                               12,556,499     13,608,755       0.1%
    Salfacorp SA                                                   4,049,890      7,753,054       0.0%
    Sigdo Koppers SA                                                 138,245        263,808       0.0%
*   SMU SA                                                           188,338         59,565       0.0%
    Sociedad Matriz SAAM SA                                       55,178,267      5,741,604       0.0%
    Socovesa SA                                                    5,888,997      3,940,146       0.0%
    Vina Concha y Toro SA                                          1,552,271      3,541,869       0.0%
                                                                             --------------       ---
TOTAL CHILE                                                                     345,989,652       1.7%
                                                                             --------------       ---
CHINA -- (17.1%)
    361 Degrees International, Ltd.                                5,466,000      1,728,317       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
*   A8 New Media Group, Ltd.                                         986,000 $     54,284       0.0%
#   Agile Group Holdings, Ltd.                                    15,010,999   29,610,591       0.2%
    Agricultural Bank of China, Ltd. Class H                     137,993,000   77,802,091       0.4%
    Ajisen China Holdings, Ltd.                                    1,465,000      693,689       0.0%
    AMVIG Holdings, Ltd.                                           5,211,100    1,339,705       0.0%
#   Angang Steel Co., Ltd. Class H                                 6,316,640    6,770,974       0.0%
#*  Anton Oilfield Services Group                                  8,730,000    1,222,111       0.0%
*   Anxin-China Holdings, Ltd.                                     6,152,000       56,592       0.0%
    Asia Cement China Holdings Corp.                               5,856,500    3,135,601       0.0%
#*  Asian Citrus Holdings, Ltd.                                    4,633,000       66,408       0.0%
#   AVIC International Holdings, Ltd. Class H                      2,936,000    2,021,422       0.0%
    AviChina Industry & Technology Co., Ltd. Class H               2,057,000    1,296,943       0.0%
#   BAIC Motor Corp., Ltd. Class H                                 7,926,500    7,651,463       0.1%
    Bank of China, Ltd. Class H                                  398,265,817  216,191,056       1.1%
    Bank of Chongqing Co., Ltd. Class H                            2,761,500    2,087,332       0.0%
    Bank of Communications Co., Ltd. Class H                      34,955,574   28,603,602       0.2%
*   Baoye Group Co., Ltd. Class H                                  2,489,120    1,653,088       0.0%
#   BBMG Corp. Class H                                            13,473,000    6,145,141       0.0%
    Beijing Capital Land, Ltd. Class H                             9,179,060    4,888,424       0.0%
    Beijing Enterprises Holdings, Ltd.                             2,847,500   14,222,954       0.1%
#   Beijing North Star Co., Ltd. Class H                           3,490,000    1,243,030       0.0%
#*  Beijing Properties Holdings, Ltd.                                456,000       16,468       0.0%
*   Boer Power Holdings, Ltd.                                      1,115,000      213,471       0.0%
    Bosideng International Holdings, Ltd.                         12,864,000    1,320,865       0.0%
#*  Boyaa Interactive International, Ltd.                          1,830,000      716,166       0.0%
*   C C Land Holdings, Ltd.                                       23,921,429    5,454,494       0.0%
    Cabbeen Fashion, Ltd.                                            663,000      232,819       0.0%
#*  Capital Environment Holdings, Ltd.                             7,406,000      247,955       0.0%
#*  CAR, Inc.                                                        911,000      868,701       0.0%
    Carrianna Group Holdings Co., Ltd.                             3,880,391      541,783       0.0%
*   CECEP COSTIN New Materials Group, Ltd.                           132,000        1,892       0.0%
    Central China Real Estate, Ltd.                                6,981,350    3,186,722       0.0%
*   Century Sunshine Group Holdings, Ltd.                         14,780,000      460,321       0.0%
#*  CGN Meiya Power Holdings Co., Ltd.                            13,118,000    1,764,414       0.0%
    Changshouhua Food Co., Ltd.                                       91,000       43,281       0.0%
#   Chaowei Power Holdings, Ltd.                                   4,329,000    2,417,405       0.0%
*   Chigo Holding, Ltd.                                           32,078,000      394,116       0.0%
#   China Aerospace International Holdings, Ltd.                  19,988,000    2,131,467       0.0%
    China Agri-Industries Holdings, Ltd.                          18,251,500    7,660,486       0.1%
    China Aircraft Leasing Group Holdings, Ltd.                       49,000       52,234       0.0%
    China Aoyuan Property Group, Ltd.                             10,408,000    8,361,254       0.1%
    China BlueChemical, Ltd. Class H                              13,876,878    3,647,200       0.0%
    China Cinda Asset Management Co., Ltd. Class H                50,717,000   18,101,252       0.1%
    China CITIC Bank Corp., Ltd. Class H                          35,883,112   25,650,977       0.1%
#   China Coal Energy Co., Ltd. Class H                           11,883,000    5,151,606       0.0%
    China Communications Construction Co., Ltd. Class H           27,113,327   31,239,414       0.2%
    China Communications Services Corp., Ltd. Class H             20,989,071   13,177,349       0.1%
    China Construction Bank Corp. Class H                        446,135,101  467,397,237       2.3%
    China Dongxiang Group Co., Ltd.                               18,619,000    3,408,046       0.0%
    China Electronics Optics Valley Union Holding Co., Ltd.        1,988,000      163,644       0.0%
    China Energy Engineering Corp., Ltd. Class H                     324,000       63,411       0.0%
*   China Environmental Technology and Bioenergy Holdings, Ltd.      690,000       12,276       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
    China Everbright Bank Co., Ltd. Class H                       13,624,000 $  6,808,447       0.0%
    China Everbright, Ltd.                                         7,561,869   16,640,386       0.1%
*   China Fiber Optic Network System Group, Ltd.                   3,598,000       60,191       0.0%
    China Financial Services Holdings, Ltd.                        1,884,000      167,532       0.0%
#   China Foods, Ltd.                                              2,402,000    1,102,642       0.0%
    China Galaxy Securities Co., Ltd. Class H                      5,946,500    3,905,870       0.0%
*   China Glass Holdings, Ltd.                                     6,584,000      599,719       0.0%
    China Greenfresh Group Co., Ltd.                               1,992,000      299,528       0.0%
#*  China Harmony New Energy Auto Holding, Ltd.                    4,503,500    2,532,884       0.0%
*   China High Precision Automation Group, Ltd.                      429,000       12,503       0.0%
    China High Speed Transmission Equipment Group Co., Ltd.        1,889,000    2,751,433       0.0%
#   China Hongqiao Group, Ltd.                                    10,475,000   11,394,901       0.1%
    China Huarong Asset Management Co., Ltd. Class H              35,820,000   12,336,695       0.1%
*   China Huiyuan Juice Group, Ltd.                                5,210,483    1,341,017       0.0%
#   China International Capital Corp., Ltd. Class H                1,824,000    4,127,009       0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                        598,600      952,658       0.0%
*   China ITS Holdings Co., Ltd.                                   5,486,147      286,587       0.0%
    China Jinmao Holdings Group, Ltd.                             38,074,580   21,553,099       0.1%
    China Lesso Group Holdings, Ltd.                               4,892,000    3,770,393       0.0%
*   China Longevity Group Co., Ltd.                                1,152,649       37,743       0.0%
    China Machinery Engineering Corp. Class H                      3,585,000    2,082,804       0.0%
#   China Merchants Land, Ltd.                                    11,634,000    2,441,660       0.0%
    China Merchants Port Holdings Co., Ltd.                        7,156,383   15,989,973       0.1%
#   China Minsheng Banking Corp., Ltd. Class H                    23,079,500   21,597,794       0.1%
    China Mobile, Ltd.                                            15,402,000  146,726,990       0.7%
    China Mobile, Ltd. Sponsored ADR                                 844,853   40,096,723       0.2%
#   China National Building Material Co., Ltd. Class H            39,933,250   46,653,773       0.2%
*   China New Town Development Co., Ltd.                          11,705,522      415,521       0.0%
    China Oil & Gas Group, Ltd.                                    9,000,000      672,237       0.0%
    China Oilfield Services, Ltd. Class H                          8,572,000    8,552,246       0.1%
#   China Oriental Group Co., Ltd.                                 3,048,000    2,184,179       0.0%
    China Overseas Grand Oceans Group, Ltd.                       11,941,500    5,183,737       0.0%
    China Overseas Land & Investment, Ltd.                        28,630,000   95,928,580       0.5%
    China Petroleum & Chemical Corp. ADR                           1,159,521  113,099,659       0.6%
    China Petroleum & Chemical Corp. Class H                     113,421,575  110,456,601       0.6%
*   China Properties Group, Ltd.                                   5,212,000    1,001,239       0.0%
#   China Railway Construction Corp., Ltd. Class H                18,849,014   22,321,532       0.1%
#   China Railway Group, Ltd. Class H                             20,920,000   16,767,945       0.1%
*   China Rare Earth Holdings, Ltd.                                7,480,600      446,468       0.0%
    China Reinsurance Group Corp. Class H                         16,281,000    3,430,043       0.0%
    China Resources Cement Holdings, Ltd.                         17,920,000   18,799,478       0.1%
    China Resources Land, Ltd.                                    22,442,000   84,285,980       0.4%
    China Resources Pharmaceutical Group, Ltd.                       554,000      765,882       0.0%
*   China Rundong Auto Group, Ltd.                                    22,000        8,946       0.0%
*   China Saite Group Co., Ltd.                                    2,082,000      137,546       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                        3,243,000    1,248,915       0.0%
    China SCE Property Holdings, Ltd.                             13,252,000    6,650,016       0.0%
*   China Shengmu Organic Milk, Ltd.                                 542,000       63,170       0.0%
    China Shenhua Energy Co., Ltd. Class H                        24,770,000   60,757,287       0.3%
    China Shineway Pharmaceutical Group, Ltd.                        984,000    2,017,855       0.0%
#   China Silver Group, Ltd.                                       3,760,000      691,429       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.                5,156,200    1,857,099       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
CHINA -- (Continued)
#   China South City Holdings, Ltd.                              27,296,000 $  5,934,896       0.0%
    China Starch Holdings, Ltd.                                  23,300,000      885,291       0.0%
    China Sunshine Paper Holdings Co., Ltd.                       1,194,000      342,130       0.0%
*   China Taifeng Beddings Holdings, Ltd.                           640,000       16,512       0.0%
#   China Traditional Chinese Medicine Holdings Co., Ltd.         1,422,000    1,222,752       0.0%
    China Travel International Investment Hong Kong, Ltd.        19,509,631    7,274,074       0.0%
#*  China Unicom Hong Kong, Ltd. ADR                              6,768,426   94,961,017       0.5%
    China Vast Industrial Urban Development Co., Ltd.                35,000       17,987       0.0%
    China XLX Fertiliser, Ltd.                                    1,041,000      409,359       0.0%
#*  China Yurun Food Group, Ltd.                                  5,286,000      830,406       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                  6,324,500    5,114,222       0.0%
#   China Zhongwang Holdings, Ltd.                               14,909,354    8,353,552       0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H             10,320,000      994,521       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H            22,208,000   16,988,525       0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    1,188,000      125,244       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                    526,000      134,906       0.0%
*   CITIC Dameng Holdings, Ltd.                                   4,333,000      216,289       0.0%
    CITIC Resources Holdings, Ltd.                                9,744,000    1,097,460       0.0%
    CITIC Securities Co., Ltd. Class H                              629,500    1,534,551       0.0%
    CITIC, Ltd.                                                  23,404,483   35,691,839       0.2%
    Clear Media, Ltd.                                               101,000       77,211       0.0%
    CNOOC, Ltd.                                                  94,498,000  159,863,492       0.8%
#   CNOOC, Ltd. Sponsored ADR                                       208,124   35,175,037       0.2%
#   Comba Telecom Systems Holdings, Ltd.                         13,292,683    1,888,993       0.0%
    Concord New Energy Group, Ltd.                               35,200,000    1,653,761       0.0%
#*  Coolpad Group, Ltd.                                           5,720,600       56,062       0.0%
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H        5,544,000    2,737,587       0.0%
#   COSCO SHIPPING International Hong Kong Co., Ltd.              4,730,000    1,880,213       0.0%
    COSCO SHIPPING Ports, Ltd.                                   14,837,786   13,049,455       0.1%
*   Coslight Technology International Group Co., Ltd.             1,150,000      454,462       0.0%
#   CPMC Holdings, Ltd.                                           2,065,000    1,273,107       0.0%
#   CRCC High-Tech Equipment Corp., Ltd. Class H                  2,097,000      462,421       0.0%
*   DaChan Food Asia, Ltd.                                        3,195,000      202,749       0.0%
    Dah Chong Hong Holdings, Ltd.                                 7,807,000    4,146,771       0.0%
*   Daphne International Holdings, Ltd.                           2,812,000      144,262       0.0%
*   Dongfang Electric Corp., Ltd. Class H                           471,600      367,915       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                       14,440,000   15,968,243       0.1%
#   Dynagreen Environmental Protection Group Co., Ltd. Class H      449,000      231,737       0.0%
*   Dynasty Fine Wines Group, Ltd.                                9,228,600      317,471       0.0%
    E-Commodities Holdings, Ltd.                                  2,928,000      232,619       0.0%
*   eHi Car Services, Ltd. Sponsored ADR                              8,185      106,978       0.0%
    Embry Holdings, Ltd.                                            539,000      208,885       0.0%
#   EVA Precision Industrial Holdings, Ltd.                       5,688,000      886,345       0.0%
    Everbright Securities Co., Ltd. Class H                         689,400      827,286       0.0%
    Evergreen International Holdings, Ltd.                          999,000       77,198       0.0%
#   Fantasia Holdings Group Co., Ltd.                            19,282,015    3,792,233       0.0%
    Far East Horizon, Ltd.                                        1,400,000    1,389,202       0.0%
    Fosun International, Ltd.                                    11,099,183   23,585,696       0.1%
    Fufeng Group, Ltd.                                            7,881,000    4,391,785       0.0%
*   GCL-Poly Energy Holdings, Ltd.                               83,998,000   10,390,114       0.1%
    Gemdale Properties & Investment Corp., Ltd.                  12,542,000    1,422,531       0.0%
    GF Securities Co., Ltd. Class H                                 804,000    1,415,518       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
*   Glorious Property Holdings, Ltd.                              27,371,000 $  2,217,520       0.0%
    Goldlion Holdings, Ltd.                                        1,962,000      812,393       0.0%
#   Goldpac Group, Ltd.                                            1,046,000      321,413       0.0%
#   GOME Retail Holdings, Ltd.                                    80,257,000    8,632,967       0.1%
#*  Grand Baoxin Auto Group, Ltd.                                  1,336,500      557,843       0.0%
    Greenland Hong Kong Holdings, Ltd.                             6,904,575    3,181,151       0.0%
#   Greentown China Holdings, Ltd.                                 5,845,591    7,703,443       0.1%
    Guangdong Yueyun Transportation Co., Ltd. Class H                225,000      129,535       0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                        363,844   10,551,476       0.1%
    Guangzhou R&F Properties Co., Ltd. Class H                     9,029,914   21,469,506       0.1%
*   Guodian Technology & Environment Group Corp., Ltd. Class H     4,780,000      285,365       0.0%
    Guolian Securities Co., Ltd. Class H                             171,500       59,965       0.0%
#   Guorui Properties, Ltd.                                           94,000       30,972       0.0%
*   Guotai Junan Securities Co., Ltd. Class H                         60,000      140,644       0.0%
    Haitong Securities Co., Ltd. Class H                          10,613,200   14,491,353       0.1%
*   Hanergy Thin Film Power Group, Ltd.                           14,642,000       77,885       0.0%
*   Harbin Bank Co., Ltd. Class H                                  1,292,000      350,500       0.0%
#   Harbin Electric Co., Ltd. Class H                              5,713,474    1,670,617       0.0%
#   HC International, Inc.                                           182,500      123,026       0.0%
    Hengdeli Holdings, Ltd.                                       14,728,000      670,479       0.0%
*   Hi Sun Technology China, Ltd.                                  3,696,000      565,609       0.0%
    Hilong Holding, Ltd.                                           6,338,000      960,911       0.0%
    HKC Holdings, Ltd.                                             1,194,155      889,928       0.0%
    HNA Infrastructure Co., Ltd. Class H                           1,290,000    1,707,759       0.0%
*   Honghua Group, Ltd.                                            2,791,000      278,747       0.0%
    Honworld Group, Ltd.                                             336,500      151,840       0.0%
    Hopefluent Group Holdings, Ltd.                                1,556,000      711,259       0.0%
    Hopson Development Holdings, Ltd.                              6,870,000    7,308,516       0.1%
#*  Hua Han Health Industry Holdings, Ltd.                        23,012,000      582,875       0.0%
    Hua Hong Semiconductor, Ltd.                                   1,910,000    4,309,971       0.0%
    Huaneng Renewables Corp., Ltd. Class H                        33,002,000   14,656,270       0.1%
    Huatai Securities Co., Ltd. Class H                            1,212,400    2,455,821       0.0%
    Huishang Bank Corp., Ltd. Class H                              1,229,000      592,319       0.0%
#*  Hydoo International Holding, Ltd.                              1,112,000       66,307       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          506,891,996  444,990,871       2.2%
#   Inner Mongolia Yitai Coal Co., Ltd. Class H                       10,500       12,163       0.0%
#   Jiangnan Group, Ltd.                                          12,730,000      760,412       0.0%
    Jiangxi Copper Co., Ltd. Class H                               7,046,000   10,017,276       0.1%
#*  JinkoSolar Holding Co., Ltd. ADR                                 242,708    4,460,973       0.0%
    Joy City Property, Ltd.                                        5,204,000      803,176       0.0%
    Ju Teng International Holdings, Ltd.                           8,608,249    1,675,593       0.0%
    K Wah International Holdings, Ltd.                             2,184,233    1,340,718       0.0%
*   Kai Yuan Holdings, Ltd.                                       41,600,000      275,630       0.0%
*   Kaisa Group Holdings, Ltd.                                     5,186,632    2,770,615       0.0%
    Kangda International Environmental Co., Ltd.                   5,435,000      931,565       0.0%
*   Kasen International Holdings, Ltd.                             1,807,000      419,373       0.0%
    Kingboard Chemical Holdings, Ltd.                              6,590,845   26,813,469       0.1%
    Kunlun Energy Co., Ltd.                                       27,274,000   23,352,429       0.1%
    KWG Property Holding, Ltd.                                    11,167,000   15,042,421       0.1%
*   Labixiaoxin Snacks Group, Ltd.                                 2,175,000      135,512       0.0%
    Lai Fung Holdings, Ltd.                                        1,074,839    1,598,754       0.0%
    Le Saunda Holdings, Ltd.                                         120,000       17,463       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
    Legend Holdings Corp. Class H                                    818,200 $  2,731,029       0.0%
    Leoch International Technology, Ltd.                           2,305,000      347,642       0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                   310,000       83,193       0.0%
    LK Technology Holdings, Ltd.                                     785,000      138,221       0.0%
    Longfor Properties Co., Ltd.                                   9,774,500   29,232,917       0.2%
    Lonking Holdings, Ltd.                                        13,292,000    6,040,165       0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H                        9,332,000    4,580,648       0.0%
    Maoye International Holdings, Ltd.                            10,027,000    1,064,395       0.0%
    Metallurgical Corp. of China, Ltd. Class H                     3,673,000    1,172,841       0.0%
*   MIE Holdings Corp.                                             3,758,000      208,959       0.0%
    MIN XIN Holdings, Ltd.                                           708,418      478,471       0.0%
*   Mingfa Group International Co., Ltd.                             608,000        4,361       0.0%
    Minmetals Land, Ltd.                                          11,909,205    2,262,363       0.0%
    MOBI Development Co., Ltd.                                       379,000       39,160       0.0%
#   Modern Land China Co., Ltd.                                    2,545,200      475,596       0.0%
#*  Munsun Capital Group, Ltd.                                    22,260,000       56,388       0.0%
*   Nature Home Holding Co., Ltd.                                    154,000       26,135       0.0%
*   New World Department Store China, Ltd.                         4,014,000      923,933       0.0%
    Nine Dragons Paper Holdings, Ltd.                              7,315,000   10,910,018       0.1%
*   North Mining Shares Co., Ltd.                                  7,230,000      133,551       0.0%
    NVC Lighting Holdings, Ltd.                                    4,611,000      466,335       0.0%
*   Ourgame International Holdings, Ltd.                             329,000       60,036       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                        934,000      572,733       0.0%
#*  Panda Green Energy Group, Ltd.                                   554,000       59,069       0.0%
*   Parkson Retail Group, Ltd.                                    10,145,500    1,244,444       0.0%
#   PAX Global Technology, Ltd.                                    3,362,000    1,520,780       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H     36,252,000   17,066,899       0.1%
    PetroChina Co., Ltd. ADR                                          75,718    5,573,602       0.0%
    PetroChina Co., Ltd. Class H                                 147,646,000  108,795,781       0.6%
*   Phoenix New Media, Ltd. ADR                                       10,300       41,921       0.0%
    PICC Property & Casualty Co., Ltd. Class H                     4,210,000    7,536,610       0.1%
    Poly Culture Group Corp., Ltd. Class H                           276,500      469,097       0.0%
*   Poly Property Group Co., Ltd.                                 17,791,488    8,269,269       0.1%
#   Postal Savings Bank of China Co., Ltd. Class H                 4,196,000    2,874,686       0.0%
#   Pou Sheng International Holdings, Ltd.                         2,783,000      464,038       0.0%
    Powerlong Real Estate Holdings, Ltd.                          12,812,000    6,606,453       0.0%
#*  Prosperity International Holdings HK, Ltd.                    17,080,000      152,262       0.0%
*   PW Medtech Group, Ltd.                                         1,075,000      201,436       0.0%
    Qingdao Port International Co., Ltd. Class H                     276,000      226,053       0.0%
    Qingling Motors Co., Ltd. Class H                              8,492,000    2,714,617       0.0%
    Qunxing Paper Holdings Co., Ltd.                               5,020,071      241,772       0.0%
*   Real Gold Mining, Ltd.                                         3,137,500      105,134       0.0%
#   Red Star Macalline Group Corp., Ltd. Class H                   1,020,200    1,369,928       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                           43,919,000      885,638       0.0%
*   Rentian Technology Holdings, Ltd.                                660,000       31,002       0.0%
#*  REXLot Holdings, Ltd.                                        123,399,931      640,344       0.0%
#*  Ronshine China Holdings, Ltd.                                  1,161,000    1,722,166       0.0%
    Sany Heavy Equipment International Holdings Co., Ltd.          4,972,000    1,541,401       0.0%
*   Scud Group, Ltd.                                               3,368,000       83,678       0.0%
#   Seaspan Corp.                                                    574,922    4,421,150       0.0%
#*  Semiconductor Manufacturing International Corp.               19,321,198   24,848,853       0.1%
#*  Semiconductor Manufacturing International Corp. ADR            1,124,062    7,283,922       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#   Shandong Chenming Paper Holdings, Ltd. Class H                1,029,818 $ 1,563,700       0.0%
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                     4,568,000      77,989       0.0%
#*  Shanghai Electric Group Co., Ltd. Class H                     2,222,000     806,728       0.0%
    Shanghai Industrial Holdings, Ltd.                            4,648,918  12,190,807       0.1%
#   Shanghai Industrial Urban Development Group, Ltd.            12,292,000   2,643,628       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                     8,446,000   3,493,057       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H              341,900     933,275       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                    7,494,000   1,238,259       0.0%
    Shengjing Bank Co., Ltd. Class H                                328,500     219,461       0.0%
    Shenguan Holdings Group, Ltd.                                 3,610,000     179,543       0.0%
    Shenzhen International Holdings, Ltd.                         5,655,039  12,355,684       0.1%
    Shenzhen Investment, Ltd.                                    27,824,650  11,245,733       0.1%
    Shimao Property Holdings, Ltd.                               11,520,535  30,472,554       0.2%
*   Shougang Concord International Enterprises Co., Ltd.         54,246,416   1,488,646       0.0%
    Shougang Fushan Resources Group, Ltd.                        20,484,594   5,021,562       0.0%
    Shui On Land, Ltd.                                           35,417,803   9,536,591       0.1%
#*  Shunfeng International Clean Energy, Ltd.                    12,878,000     496,453       0.0%
*   Silver Grant International Industries, Ltd.                   7,860,804   1,689,498       0.0%
    SIM Technology Group, Ltd.                                    7,555,000     344,306       0.0%
#   Sino Harbour Holdings Group, Ltd.                               582,000      25,465       0.0%
    Sino-Ocean Group Holding, Ltd.                               24,191,602  16,797,719       0.1%
#*  Sinofert Holdings, Ltd.                                       7,620,000     906,880       0.0%
#*  Sinolink Worldwide Holdings, Ltd.                            10,762,508   1,277,127       0.0%
#*  SinoMedia Holding, Ltd.                                         110,000      29,387       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                   4,272,500   4,404,955       0.0%
    Sinopec Kantons Holdings, Ltd.                                6,660,000   3,150,394       0.0%
#   Sinotrans Shipping, Ltd.                                     10,048,416   2,601,954       0.0%
    Sinotrans, Ltd. Class H                                      11,619,000   6,657,221       0.0%
#   Sinotruk Hong Kong, Ltd.                                      6,395,835   7,493,516       0.1%
    Skyworth Digital Holdings, Ltd.                              15,847,083   7,200,923       0.0%
    SOHO China, Ltd.                                             20,306,388  10,427,044       0.1%
    Springland International Holdings, Ltd.                       2,275,000     640,619       0.0%
#*  SPT Energy Group, Inc.                                        2,484,000     267,126       0.0%
*   SRE Group, Ltd.                                              21,316,285     494,525       0.0%
#*  Starrise Media Holdings, Ltd.                                   286,000      26,139       0.0%
#*  Taung Gold International, Ltd.                                7,700,000      37,180       0.0%
#   TCL Multimedia Technology Holdings, Ltd.                      1,046,666     476,715       0.0%
#*  Technovator International, Ltd.                               2,224,000     548,200       0.0%
#   Tenwow International Holdings, Ltd.                           2,993,000     437,854       0.0%
    Texhong Textile Group, Ltd.                                     609,000     848,452       0.0%
    Tian An China Investment Co., Ltd.                            5,025,000   3,050,061       0.0%
    Tiangong International Co., Ltd.                              1,110,000     246,494       0.0%
    Tianjin Port Development Holdings, Ltd.                      19,055,657   2,635,630       0.0%
    Tianneng Power International, Ltd.                              188,000     271,264       0.0%
    Tianyi Summi Holdings, Ltd.                                   4,148,000     443,939       0.0%
#   Tomson Group, Ltd.                                            2,426,825   1,212,485       0.0%
    Tonly Electronics Holdings, Ltd.                                    330         335       0.0%
    Top Spring International Holdings, Ltd.                         108,000      44,800       0.0%
    TPV Technology, Ltd.                                          9,036,496   1,113,145       0.0%
    Trigiant Group, Ltd.                                          2,326,000     344,883       0.0%
*   Trony Solar Holdings Co., Ltd.                                8,775,000     131,927       0.0%
#   United Energy Group, Ltd.                                     4,376,000     366,233       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
CHINA -- (Continued)
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                   1,952,500 $    1,800,974       0.0%
#*  V1 Group, Ltd.                                                6,864,000        383,553       0.0%
#   Wasion Group Holdings, Ltd.                                   4,382,000      2,454,131       0.0%
    Weichai Power Co., Ltd. Class H                               2,842,000      3,290,033       0.0%
    Weiqiao Textile Co. Class H                                   3,833,000      1,857,046       0.0%
*   West China Cement, Ltd.                                      25,138,000      5,098,633       0.0%
#   Wisdom Sports Group                                             440,000         43,923       0.0%
*   Wuzhou International Holdings, Ltd.                             496,000         38,389       0.0%
    Xiamen International Port Co., Ltd. Class H                   9,956,000      1,744,099       0.0%
*   Xinchen China Power Holdings, Ltd.                            4,721,000        520,211       0.0%
    Xingda International Holdings, Ltd.                           9,291,842      3,318,837       0.0%
*   Xingfa Aluminium Holdings, Ltd.                                 435,000        352,745       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H        1,050,000        819,404       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             2,692,000        371,360       0.0%
    Xinyuan Real Estate Co., Ltd. ADR                                55,965        281,504       0.0%
    XTEP International Holdings, Ltd.                             2,087,000      1,212,489       0.0%
*   Yanchang Petroleum International, Ltd.                       21,400,000        288,868       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                         8,546,000     10,693,785       0.1%
    Yip's Chemical Holdings, Ltd.                                   842,000        296,178       0.0%
#*  Youyuan International Holdings, Ltd.                          3,376,251      1,927,296       0.0%
*   Yuanda China Holdings, Ltd.                                   1,702,000         23,086       0.0%
*   YuanShengTai Dairy Farm, Ltd.                                   658,000         25,096       0.0%
    Yuexiu Property Co., Ltd.                                    59,840,786     13,463,077       0.1%
    Yuzhou Properties Co., Ltd.                                  14,807,960     10,771,759       0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         424,600        250,646       0.0%
#*  Zhong An Real Estate, Ltd.                                   20,233,600      1,328,437       0.0%
    Zhuhai Holdings Investment Group, Ltd.                        1,312,000        168,291       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     9,018,200      3,873,609       0.0%
                                                                            --------------      ----
TOTAL CHINA                                                                  3,557,862,177      17.7%
                                                                            --------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                            1,432,088      8,646,708       0.0%
    Constructora Conconcreto SA                                      86,988         29,729       0.0%
    Grupo Argos SA                                                1,218,199      8,673,681       0.1%
    Grupo de Inversiones Suramericana SA                          1,518,654     21,074,433       0.1%
    Grupo Nutresa SA                                                193,270      1,871,494       0.0%
    Mineros SA                                                       65,037         54,758       0.0%
                                                                            --------------      ----
TOTAL COLOMBIA                                                                  40,350,803       0.2%
                                                                            --------------      ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                      1,592,394     40,665,071       0.2%
                                                                            --------------      ----
GREECE -- (0.0%)
*   Alpha Bank AE                                                   121,090        319,896       0.0%
    Bank of Greece                                                   26,513        483,225       0.0%
*   Ellaktor SA                                                   1,053,403      2,093,036       0.0%
*   GEK Terna Holding Real Estate Construction SA                   145,450        884,706       0.0%
*   Intracom Holdings SA                                          1,511,057      1,561,272       0.0%
*   Piraeus Bank SA                                                   1,682          7,105       0.0%
                                                                            --------------      ----
TOTAL GREECE                                                                     5,349,240       0.0%
                                                                            --------------      ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (0.0%)
#*  GCL New Energy Holdings, Ltd.                                 1,182,000 $    65,561       0.0%
                                                                            -----------       ---
HUNGARY -- (0.3%)
    MOL Hungarian Oil & Gas P.L.C.                                2,457,408  28,397,247       0.1%
    OTP Bank P.L.C.                                                 804,282  35,069,396       0.2%
    Richter Gedeon Nyrt                                              13,112     264,765       0.0%
                                                                            -----------       ---
TOTAL HUNGARY                                                                63,731,408       0.3%
                                                                            -----------       ---
INDIA -- (11.4%)
*   5Paisa Capital, Ltd.                                             83,358     504,797       0.0%
*   Aban Offshore, Ltd.                                             315,580     820,118       0.0%
    ACC, Ltd.                                                       276,108   6,532,641       0.1%
    Adani Enterprises, Ltd.                                       3,374,526   7,035,178       0.1%
*   Adani Green Energy, Ltd.                                      2,568,014     988,497       0.0%
*   Adani Transmissions, Ltd.                                     1,114,791   2,792,734       0.0%
*   Aditya Birla Capital, Ltd.                                    1,689,688   4,028,674       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                         2,739,367   5,999,359       0.0%
    Alembic, Ltd.                                                   639,583     546,056       0.0%
*   Allahabad Bank                                                1,291,820     946,286       0.0%
    Allcargo Logistics, Ltd.                                        462,900     965,882       0.0%
    Ambuja Cements, Ltd.                                          2,741,306  10,264,065       0.1%
*   Amtek Auto, Ltd.                                              1,276,544     276,904       0.0%
    Anant Raj, Ltd.                                                 884,689     620,002       0.0%
*   Andhra Bank                                                   2,343,184   1,388,778       0.0%
    Andhra Sugars, Ltd. (The)                                        14,835      87,736       0.0%
    Apar Industries, Ltd.                                           151,900   1,834,047       0.0%
    Apollo Tyres, Ltd.                                            3,884,806  17,061,288       0.1%
    Arvind, Ltd.                                                  2,074,030  13,104,390       0.1%
    Ashoka Buildcon, Ltd.                                           260,216   1,100,269       0.0%
    Astra Microwave Products, Ltd.                                  107,891     172,674       0.0%
    Atul, Ltd.                                                        1,109      49,130       0.0%
    Axis Bank, Ltd.                                              11,051,055  85,472,655       0.4%
    Bajaj Finserv, Ltd.                                              24,196   1,981,069       0.0%
*   Bajaj Hindusthan Sugar, Ltd.                                    981,143     127,544       0.0%
    Bajaj Holdings & Investment, Ltd.                               394,050  15,911,758       0.1%
    Balkrishna Industries, Ltd.                                      88,982   1,697,302       0.0%
    Balmer Lawrie & Co., Ltd.                                       656,554   2,160,674       0.0%
    Balrampur Chini Mills, Ltd.                                   2,074,917   2,181,632       0.0%
    Banco Products India, Ltd.                                       42,635     147,581       0.0%
    Bank of Baroda                                                2,171,362   4,805,778       0.0%
*   Bank of India                                                   737,171   1,139,625       0.0%
*   Bank Of Maharashtra                                             969,657     201,645       0.0%
    BEML, Ltd.                                                       52,357     830,789       0.0%
*   BGR Energy Systems, Ltd.                                        169,812     273,495       0.0%
    Bharat Electronics, Ltd.                                        326,335     638,603       0.0%
    Bharat Heavy Electricals, Ltd.                                7,686,893  10,056,383       0.1%
    Bharti Airtel, Ltd.                                          13,689,037  83,764,411       0.4%
    Biocon, Ltd.                                                    998,256   9,923,429       0.1%
    Birla Corp., Ltd.                                               177,985   2,035,070       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                         267,508   1,232,310       0.0%
*   Bombay Rayon Fashions, Ltd.                                      18,941       6,531       0.0%
    Brigade Enterprises, Ltd.                                       171,015     713,026       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
INDIA -- (Continued)
    Canara Bank                                                   1,065,655 $4,216,447      0.0%
    Ceat, Ltd.                                                      251,385  5,959,874      0.0%
*   CG Power and Industrial Solutions, Ltd.                       2,499,016  3,123,920      0.0%
    Chambal Fertilizers & Chemicals, Ltd.                         2,183,953  6,344,441      0.1%
    Chennai Super Kings Cricket, Ltd.                             5,080,767     32,118      0.0%
    City Union Bank, Ltd.                                         1,439,465  3,959,645      0.0%
*   Coffee Day Enterprises, Ltd.                                     38,981    201,448      0.0%
    Container Corp. Of India, Ltd.                                   98,594  1,938,402      0.0%
*   Corp. Bank                                                    1,646,469    738,611      0.0%
    Cox & Kings, Ltd.                                             1,259,399  4,114,698      0.0%
    Crompton Greaves Consumer Electricals, Ltd.                     105,163    368,462      0.0%
    Cyient, Ltd.                                                    124,698  1,414,690      0.0%
    Dalmia Bharat Sugar & Industries, Ltd.                           14,037     13,622      0.0%
    Dalmia Bharat, Ltd.                                              97,181  4,436,660      0.0%
*   DB Realty, Ltd.                                                 873,103    833,657      0.0%
    DCB Bank, Ltd.                                                2,363,711  6,873,418      0.1%
    DCM Shriram, Ltd.                                               439,667  2,176,500      0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                 433,809  2,289,346      0.0%
    Deepak Nitrite, Ltd.                                              1,173      4,718      0.0%
    Delta Corp., Ltd.                                                51,743    207,362      0.0%
*   DEN Networks, Ltd.                                              391,626    602,677      0.0%
*   Dena Bank                                                       507,403    147,735      0.0%
    Dewan Housing Finance Corp., Ltd.                             2,041,909 19,476,495      0.1%
    Dhampur Sugar Mills, Ltd.                                        49,279     70,351      0.0%
*   Dishman Carbogen Amcis, Ltd.                                  1,414,095  7,976,182      0.1%
    DLF, Ltd.                                                     4,471,504 14,809,577      0.1%
    Dr Reddy's Laboratories, Ltd.                                   195,683  6,195,524      0.0%
    Dr Reddy's Laboratories, Ltd. ADR                                98,163  3,171,647      0.0%
*   Dredging Corp. Of India, Ltd.                                    40,740    378,224      0.0%
    Edelweiss Financial Services, Ltd.                              575,451  2,453,682      0.0%
    EID Parry India, Ltd.                                           971,919  3,990,199      0.0%
    EIH, Ltd.                                                       983,731  2,566,187      0.0%
    Electrosteel Castings, Ltd.                                     948,259    415,998      0.0%
    Engineers India, Ltd.                                           508,340  1,202,295      0.0%
*   Eros International Media, Ltd.                                  393,491  1,026,174      0.0%
    Essel Propack, Ltd.                                             600,024  2,401,266      0.0%
    Exide Industries, Ltd.                                          789,280  2,916,908      0.0%
    FDC, Ltd.                                                        37,340    140,030      0.0%
    Federal Bank, Ltd.                                           12,197,858 17,898,830      0.1%
    FIEM Industries, Ltd.                                             2,436     33,734      0.0%
    Finolex Cables, Ltd.                                            523,007  5,442,364      0.0%
    Finolex Industries, Ltd.                                        108,581  1,063,147      0.0%
*   Firstsource Solutions, Ltd.                                   2,945,911  2,792,813      0.0%
*   Fortis Healthcare, Ltd.                                       2,206,119  4,978,285      0.0%
    Future Enterprises, Ltd.                                      1,388,089    792,223      0.0%
*   Future Retail, Ltd.                                           1,330,582 12,000,490      0.1%
    GAIL India, Ltd.                                              6,486,915 31,565,148      0.2%
    Gateway Distriparks, Ltd.                                       202,846    511,076      0.0%
    Gati, Ltd.                                                      626,355  1,133,471      0.0%
    Genus Power Infrastructures, Ltd.                               121,218     93,593      0.0%
    GHCL, Ltd.                                                      253,975  1,045,498      0.0%
    GIC Housing Finance, Ltd.                                        98,306    638,750      0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Glenmark Pharmaceuticals, Ltd.                                  121,426 $ 1,036,975       0.0%
    GOCL Corp., Ltd.                                                 12,102      91,277       0.0%
*   Godawari Power and Ispat, Ltd.                                   12,840     108,131       0.0%
    Granules India, Ltd.                                            319,152     517,655       0.0%
    Graphite India, Ltd.                                             68,862     711,060       0.0%
    Grasim Industries, Ltd.                                       1,573,004  25,536,684       0.1%
    Great Eastern Shipping Co., Ltd. (The)                          875,926   4,798,475       0.0%
    Greaves Cotton, Ltd.                                             64,826     120,479       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                              372,248   4,179,779       0.0%
    Gujarat Ambuja Exports, Ltd.                                     20,459      88,631       0.0%
    Gujarat Fluorochemicals, Ltd.                                   387,110   4,930,724       0.0%
    Gujarat Mineral Development Corp., Ltd.                       1,228,209   2,482,234       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.            655,128   4,670,913       0.0%
    Gujarat Pipavav Port, Ltd.                                       41,935      92,002       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                   2,186,080   4,384,141       0.0%
    Gujarat State Petronet, Ltd.                                  2,384,500   6,332,914       0.1%
*   Hathway Cable & Datacom, Ltd.                                    64,819      33,863       0.0%
    HBL Power Systems, Ltd.                                         174,131     125,802       0.0%
    HEG, Ltd.                                                       120,919   4,987,669       0.0%
    HeidelbergCement India, Ltd.                                    347,298     806,744       0.0%
    Hikal, Ltd.                                                     119,777     455,818       0.0%
    HIL, Ltd.                                                         1,131      38,603       0.0%
*   Himachal Futuristic Communications, Ltd.                      7,434,134   3,080,493       0.0%
    Himatsingka Seide, Ltd.                                         374,187   2,162,162       0.0%
    Hindalco Industries, Ltd.                                    13,021,581  45,600,857       0.2%
    Hinduja Global Solutions, Ltd.                                   68,849     976,935       0.0%
    Hindustan Media Ventures, Ltd.                                   11,103      38,504       0.0%
*   Housing Development & Infrastructure, Ltd.                    2,719,300   1,341,611       0.0%
    HSIL, Ltd.                                                      408,062   2,307,809       0.0%
    HT Media, Ltd.                                                  636,126     856,916       0.0%
    ICICI Bank, Ltd. Sponsored ADR                               10,946,768  93,156,995       0.5%
*   IDBI Bank, Ltd.                                               3,052,662   3,005,138       0.0%
*   Idea Cellular, Ltd.                                          18,594,249  19,211,604       0.1%
    IDFC Bank, Ltd.                                               6,558,877   4,719,181       0.0%
    IDFC, Ltd.                                                    6,859,527   5,965,623       0.0%
*   IFCI, Ltd.                                                    8,839,280   2,620,033       0.0%
    IIFL Holdings, Ltd.                                           2,793,003  31,997,459       0.2%
*   IL&FS Transportation Networks, Ltd.                             529,814     501,815       0.0%
    India Cements, Ltd. (The)                                     2,685,958   5,881,171       0.0%
    India Glycols, Ltd.                                              27,729     247,914       0.0%
*   Indiabulls Real Estate, Ltd.                                  2,298,988   7,338,986       0.1%
    Indian Bank                                                     710,566   3,413,742       0.0%
    Indian Hotels Co., Ltd. (The)                                 4,787,508  10,536,669       0.1%
    Indian Metals & Ferro Alloys, Ltd.                                9,230      65,621       0.0%
    Indo Count Industries, Ltd.                                      30,020      42,039       0.0%
    INEOS Styrolution India, Ltd.                                    31,624     435,492       0.0%
    Infosys, Ltd.                                                   348,010   6,239,479       0.0%
    Ingersoll-Rand India, Ltd.                                        6,002      60,990       0.0%
*   Inox Wind, Ltd.                                                  65,968     106,140       0.0%
    Insecticides India, Ltd.                                         11,210     123,037       0.0%
*   Intellect Design Arena, Ltd.                                    476,136   1,408,789       0.0%
*   International Paper APPM, Ltd.                                    9,109      45,172       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Ipca Laboratories, Ltd.                                          23,144 $   260,610       0.0%
    J Kumar Infraprojects, Ltd.                                      70,145     296,118       0.0%
    Jagran Prakashan, Ltd.                                           20,344      51,727       0.0%
    Jai Corp., Ltd.                                                 204,151     480,644       0.0%
    Jain Irrigation Systems, Ltd.                                 5,173,472   8,988,132       0.1%
*   Jaiprakash Associates, Ltd.                                  17,658,065   5,169,505       0.0%
*   Jammu & Kashmir Bank, Ltd. (The)                              3,014,805   2,550,723       0.0%
*   Jaypee Infratech, Ltd.                                        5,488,982     424,022       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                            439,023   2,102,564       0.0%
    JBF Industries, Ltd.                                            264,505     406,119       0.0%
    Jindal Poly Films, Ltd.                                         303,612   1,392,410       0.0%
    Jindal Saw, Ltd.                                              1,852,856   3,424,047       0.0%
*   Jindal Stainless, Ltd.                                           73,494     100,910       0.0%
*   Jindal Steel & Power, Ltd.                                    4,783,550  17,859,444       0.1%
*   JITF Infralogistics, Ltd.                                        50,837      27,230       0.0%
    JK Cement, Ltd.                                                 201,544   3,018,897       0.0%
    JK Lakshmi Cement, Ltd.                                         387,944   2,368,769       0.0%
    JK Paper, Ltd.                                                  215,005     453,078       0.0%
    JK Tyre & Industries, Ltd.                                    1,014,032   2,363,738       0.0%
    JM Financial, Ltd.                                            3,798,636   7,949,584       0.1%
    JMC Projects India, Ltd.                                          7,426      74,054       0.0%
    JSW Energy, Ltd.                                              5,451,141   6,929,984       0.1%
*   JSW Holdings, Ltd.                                                2,820      82,398       0.0%
    JSW Steel, Ltd.                                              16,756,508  81,283,780       0.4%
    Jubilant Life Sciences, Ltd.                                    993,088  13,101,076       0.1%
    Kalpataru Power Transmission, Ltd.                              685,681   5,011,132       0.0%
    Kalyani Steels, Ltd.                                             28,587     136,239       0.0%
    Karnataka Bank, Ltd. (The)                                    2,303,013   4,217,221       0.0%
    Karur Vysya Bank, Ltd. (The)                                  2,256,954   3,680,838       0.0%
    Kaveri Seed Co., Ltd.                                           108,771     865,384       0.0%
    KCP, Ltd.                                                        87,390     176,120       0.0%
    KEC International, Ltd.                                         105,719     642,805       0.0%
*   Kiri Industries, Ltd.                                            37,272     227,200       0.0%
    Kirloskar Brothers, Ltd.                                         11,195      47,906       0.0%
    Kirloskar Oil Engines, Ltd.                                     294,687   1,471,108       0.0%
    Kolte-Patil Developers, Ltd.                                     98,720     480,045       0.0%
    KPIT Technologies, Ltd.                                       1,739,481   6,684,904       0.1%
    KRBL, Ltd.                                                      130,263     871,180       0.0%
    L&T Finance Holdings, Ltd.                                      384,640     992,174       0.0%
    Lakshmi Machine Works, Ltd.                                       5,546     700,352       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                  474,085     642,897       0.0%
    Larsen & Toubro, Ltd.                                         4,214,051  88,344,821       0.5%
    LEEL Electricals, Ltd.                                           24,119      83,037       0.0%
    LIC Housing Finance, Ltd.                                       918,870   7,499,038       0.1%
    LT Foods, Ltd.                                                   39,519      53,367       0.0%
    Lupin, Ltd.                                                     464,996   5,627,275       0.0%
    Magma Fincorp, Ltd.                                             139,818     358,560       0.0%
    Maharashtra Seamless, Ltd.                                      125,611     864,876       0.0%
    Mahindra & Mahindra Financial Services, Ltd.                  1,109,734   8,725,724       0.1%
    Mahindra & Mahindra, Ltd.                                     4,046,615  52,730,423       0.3%
*   Mahindra CIE Automotive, Ltd.                                    29,954     112,695       0.0%
    Mahindra Lifespace Developers, Ltd.                             236,010   1,647,127       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Man Infraconstruction, Ltd.                                    217,937 $   171,641       0.0%
    Manappuram Finance, Ltd.                                     4,335,419   7,892,630       0.1%
    Mangalam Cement, Ltd.                                            7,882      36,199       0.0%
    Mastek, Ltd.                                                    50,929     428,541       0.0%
    McLeod Russel India, Ltd.                                      671,066   1,560,353       0.0%
    Meghmani Organics, Ltd.                                        195,896     301,685       0.0%
    Mercator, Ltd.                                                 353,028     154,960       0.0%
    Merck, Ltd.                                                     79,792   2,524,736       0.0%
    MindTree, Ltd.                                                  74,555   1,205,916       0.0%
    Mirza International, Ltd.                                       14,751      30,143       0.0%
    MOIL, Ltd.                                                     263,569     806,594       0.0%
    Monte Carlo Fashions, Ltd.                                       6,053      49,397       0.0%
    Mphasis, Ltd.                                                  519,146   8,185,035       0.1%
*   MPS, Ltd.                                                        2,576      25,404       0.0%
    MRF, Ltd.                                                       13,476  16,069,083       0.1%
    Munjal Showa, Ltd.                                              11,077      37,594       0.0%
    Muthoot Finance, Ltd.                                          523,781   3,511,535       0.0%
*   Nagarjuna Fertilizers & Chemicals, Ltd.                      1,812,637     467,365       0.0%
    National Aluminium Co., Ltd.                                 4,964,081   5,915,375       0.0%
    National Fertilizers, Ltd.                                      33,882      28,660       0.0%
    Nava Bharat Ventures, Ltd.                                     313,125     695,462       0.0%
*   Navkar Corp., Ltd.                                              52,794     138,962       0.0%
    NCC, Ltd.                                                    5,713,427  11,338,726       0.1%
    Nectar Lifesciences, Ltd.                                      268,595     109,312       0.0%
    NIIT Technologies, Ltd.                                        537,348   9,256,316       0.1%
*   NIIT, Ltd.                                                     579,255     998,969       0.0%
    Nilkamal, Ltd.                                                  52,527   1,341,173       0.0%
    Oberoi Realty, Ltd.                                            701,136   5,747,620       0.0%
    OCL India, Ltd.                                                105,934   2,234,590       0.0%
    Omaxe, Ltd.                                                    396,953   1,319,524       0.0%
    OnMobile Global, Ltd.                                          225,991     139,545       0.0%
    Orient Cement, Ltd.                                            621,657   1,321,270       0.0%
*   Oriental Bank of Commerce                                      975,550   1,367,073       0.0%
*   Parsvnath Developers, Ltd.                                      68,847      15,199       0.0%
*   Patel Engineering, Ltd.                                         60,844      56,955       0.0%
    PC Jeweller, Ltd.                                            1,220,290   2,582,329       0.0%
    Persistent Systems, Ltd.                                       134,762   1,624,104       0.0%
    Petronet LNG, Ltd.                                           4,844,788  16,414,782       0.1%
    Phillips Carbon Black, Ltd.                                     64,910     251,543       0.0%
    Piramal Enterprises, Ltd.                                      720,378  27,942,627       0.2%
    Polyplex Corp., Ltd.                                            13,302      95,257       0.0%
    Power Finance Corp., Ltd.                                    6,211,801   8,159,442       0.1%
    Power Mech Projects, Ltd.                                        2,784      42,497       0.0%
    Prabhat Dairy, Ltd.                                             32,831      87,459       0.0%
    Praj Industries, Ltd.                                        1,039,097   1,454,105       0.0%
*   Prakash Industries, Ltd.                                       309,658     970,255       0.0%
*   Praxis Home Retail, Ltd.                                         7,702      32,775       0.0%
    Prestige Estates Projects, Ltd.                                364,262   1,662,545       0.0%
    PTC India Financial Services, Ltd.                           2,660,009   1,004,312       0.0%
    PTC India, Ltd.                                              3,168,880   4,346,375       0.0%
*   Punjab & Sind Bank                                              16,659       8,895       0.0%
*   Punjab National Bank                                         3,013,053   4,290,989       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    Puravankara, Ltd.                                               471,054 $  1,113,980       0.0%
    Radico Khaitan, Ltd.                                            681,924    4,245,562       0.0%
    Rain Commodities, Ltd.                                          885,256    4,192,912       0.0%
    Rajesh Exports, Ltd.                                             17,376      176,509       0.0%
    Ramco Industries, Ltd.                                           39,974      161,122       0.0%
*   Ramco Systems, Ltd.                                               7,170       50,071       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.                         926,317    1,114,507       0.0%
    Raymond, Ltd.                                                   363,799    6,063,874       0.0%
    Redington India, Ltd.                                         2,123,429    4,372,811       0.0%
    Reliance Capital, Ltd.                                          945,712    6,126,196       0.0%
*   Reliance Communications, Ltd.                                16,228,734    3,681,003       0.0%
*   Reliance Home Finance, Ltd.                                   1,766,396    1,636,030       0.0%
    Reliance Industries, Ltd.                                    34,030,289  489,161,967       2.4%
    Reliance Industries, Ltd. GDR                                    98,068    2,821,817       0.0%
*   Reliance Naval and Engineering, Ltd.                             22,287        6,026       0.0%
*   Reliance Power, Ltd.                                          8,848,791    4,872,285       0.0%
    Rico Auto Industries, Ltd.                                       59,993       70,030       0.0%
*   Rolta India, Ltd.                                               522,028      481,973       0.0%
    RSWM, Ltd.                                                        2,943       14,797       0.0%
*   Ruchi Soya Industries, Ltd.                                     456,150      103,784       0.0%
    Rural Electrification Corp., Ltd.                             9,418,048   17,926,788       0.1%
    Sangam India, Ltd.                                                2,135        4,086       0.0%
*   Sanghi Industries, Ltd.                                          33,670       56,919       0.0%
    Sanghvi Movers, Ltd.                                             45,111      139,892       0.0%
    Sarda Energy & Minerals, Ltd.                                    29,913      210,610       0.0%
    Sasken Technologies, Ltd.                                         6,664       96,655       0.0%
*   Shipping Corp. of India, Ltd.                                 1,795,911    2,001,675       0.0%
    Shriram City Union Finance, Ltd.                                  6,698      241,957       0.0%
    Shriram Transport Finance Co., Ltd.                             966,255   23,212,474       0.1%
*   Sical Logistics, Ltd.                                             3,268       10,274       0.0%
    Simplex Infrastructures, Ltd.                                    56,846      513,885       0.0%
    Sintex Industries, Ltd.                                       2,517,100      667,109       0.0%
*   Sintex Plastics Technology, Ltd.                              7,846,946    6,291,148       0.1%
    Siyaram Silk Mills, Ltd.                                          3,315       33,940       0.0%
    SML ISUZU, Ltd.                                                   5,958       79,280       0.0%
*   Snowman Logistics, Ltd.                                          36,270       27,622       0.0%
    Sobha, Ltd.                                                     769,693    6,306,930       0.1%
*   Solara Active Pharma Sciences, Ltd.                               1,685        2,926       0.0%
    Sonata Software, Ltd.                                           167,008      899,449       0.0%
    South Indian Bank, Ltd. (The)                                11,772,339    4,639,678       0.0%
    SREI Infrastructure Finance, Ltd.                             1,890,601    2,411,955       0.0%
    SRF, Ltd.                                                       216,893    7,728,204       0.1%
    Srikalahasthi Pipes, Ltd.                                        28,332      146,406       0.0%
    State Bank of India                                          11,878,292   43,622,995       0.2%
*   Steel Authority of India, Ltd.                                2,740,577    3,158,399       0.0%
    Strides Arcolab, Ltd.                                            10,111       96,498       0.0%
    Sunteck Realty, Ltd.                                            117,718      751,160       0.0%
    Surya Roshni, Ltd.                                               43,697      276,037       0.0%
    Sutlej Textiles and Industries, Ltd.                              7,506        7,962       0.0%
    Suven Life Sciences, Ltd.                                        19,227       51,452       0.0%
*   Syndicate Bank                                                2,092,900    1,719,235       0.0%
    TAKE Solutions, Ltd.                                            342,649    1,101,407       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ----------- -------------- ---------------
INDIA -- (Continued)
    Tamil Nadu Newsprint & Papers, Ltd.                              293,002 $    1,543,917       0.0%
    Tata Chemicals, Ltd.                                           1,763,982     20,133,061       0.1%
    Tata Global Beverages, Ltd.                                    5,236,799     23,267,257       0.1%
*   Tata Motors, Ltd.                                             14,885,959     75,324,923       0.4%
#*  Tata Motors, Ltd. Sponsored ADR                                  103,766      2,606,602       0.0%
    Tata Steel, Ltd.(6101156)                                      5,248,434     46,481,747       0.2%
*   Tata Steel, Ltd.(BD3NJK9)                                        402,178        958,141       0.0%
    Tech Mahindra, Ltd.                                            1,558,572     15,561,547       0.1%
*   Techno Electric & Engineering Co., Ltd.                           38,043        195,466       0.0%
    Texmaco Rail & Engineering, Ltd.                                 183,428        231,230       0.0%
    TI Financial Holdings, Ltd.                                      584,777      6,384,101       0.1%
    Tide Water Oil Co India, Ltd.                                        144         13,763       0.0%
    Time Technoplast, Ltd.                                         1,115,207      2,655,686       0.0%
    Titagarh Wagons, Ltd.                                            223,002        388,036       0.0%
    Tourism Finance Corp. of India, Ltd.                               8,737         20,657       0.0%
    Transport Corp. of India, Ltd.                                    53,738        234,845       0.0%
    Trident, Ltd.                                                    138,685        141,954       0.0%
    Triveni Engineering & Industries, Ltd.                            47,998         29,056       0.0%
    Tube Investments of India, Ltd.                                  592,499      2,071,539       0.0%
    TV Today Network, Ltd.                                            29,230        209,514       0.0%
*   TV18 Broadcast, Ltd.                                           6,567,720      6,255,750       0.1%
*   UCO Bank                                                       2,330,376        683,373       0.0%
    Uflex, Ltd.                                                      455,786      2,301,302       0.0%
    UFO Moviez India, Ltd.                                            18,433        107,720       0.0%
    Unichem Laboratories, Ltd.                                       307,448      1,289,403       0.0%
*   Union Bank of India                                            2,045,981      2,902,273       0.0%
*   Unitech, Ltd.                                                 12,073,793      1,041,414       0.0%
    UPL, Ltd.                                                        514,172      5,619,791       0.0%
    VA Tech Wabag, Ltd.                                               62,505        473,857       0.0%
    Vardhman Textiles, Ltd.                                          239,481      4,393,869       0.0%
    Vedanta, Ltd.                                                 19,014,264     84,414,582       0.4%
#   Vedanta, Ltd. ADR                                              1,149,890     20,376,058       0.1%
    Vijaya Bank                                                    2,481,438      2,365,057       0.0%
    Vindhya Telelinks, Ltd.                                            9,163        166,291       0.0%
    Visaka Industries, Ltd.                                           10,053        118,422       0.0%
    Welspun Corp., Ltd.                                            1,422,592      3,007,193       0.0%
    Welspun Enterprises, Ltd.                                        597,457      1,342,882       0.0%
    Welspun India, Ltd.                                              988,811        844,919       0.0%
    West Coast Paper Mills, Ltd.                                      35,117        150,712       0.0%
    Wipro, Ltd.                                                    6,919,490     28,709,127       0.2%
*   Wockhardt, Ltd.                                                  276,374      3,443,428       0.0%
    Zensar Technologies, Ltd.                                        165,883      3,161,468       0.0%
    Zuari Agro Chemicals, Ltd.                                        23,149        171,621       0.0%
                                                                             --------------      ----
TOTAL INDIA                                                                   2,358,822,037      11.7%
                                                                             --------------      ----
INDONESIA -- (2.4%)
    Adaro Energy Tbk PT                                          214,802,700     28,128,658       0.2%
    Adhi Karya Persero Tbk PT                                     21,642,300      2,895,016       0.0%
    Agung Podomoro Land Tbk PT                                    86,995,500      1,321,536       0.0%
    Alam Sutera Realty Tbk PT                                    155,718,600      4,058,303       0.0%
    Aneka Tambang Tbk PT                                          94,883,377      5,702,605       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
INDONESIA -- (Continued)
    Asahimas Flat Glass Tbk PT                                     4,891,900 $ 1,795,304       0.0%
    Astra Agro Lestari Tbk PT                                      2,825,467   2,590,409       0.0%
    Astra Graphia Tbk PT                                             436,900      45,498       0.0%
*   Bakrie and Brothers Tbk PT                                   393,548,150   1,414,369       0.0%
*   Bakrie Telecom Tbk PT                                        160,430,200     576,569       0.0%
    Bank Bukopin Tbk                                              59,254,833   1,816,137       0.0%
    Bank Danamon Indonesia Tbk PT                                 35,689,154  17,012,362       0.1%
    Bank Mandiri Persero Tbk PT                                  130,437,562  66,073,713       0.3%
    Bank Negara Indonesia Persero Tbk PT                          96,046,041  55,295,218       0.3%
*   Bank Pan Indonesia Tbk PT                                    119,181,201   8,085,135       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          35,218,400   5,211,651       0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     22,347,700   1,145,657       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                           1,869,000     430,932       0.0%
    Bank Tabungan Negara Persero Tbk PT                           63,257,827  14,097,482       0.1%
*   Barito Pacific Tbk PT                                         46,009,400   8,135,319       0.1%
    Bekasi Fajar Industrial Estate Tbk PT                         50,123,300     955,574       0.0%
*   Benakat Integra Tbk PT                                       142,047,100     732,475       0.0%
    BISI International Tbk PT                                     13,394,400   1,837,215       0.0%
    Blue Bird Tbk PT                                                  58,800      11,963       0.0%
    Bumi Serpong Damai Tbk PT                                     70,830,700   8,553,108       0.1%
    Ciputra Development Tbk PT                                   171,551,278  13,494,749       0.1%
*   Clipan Finance Indonesia Tbk PT                                2,995,500      70,177       0.0%
*   Eagle High Plantations Tbk PT                                111,235,400   1,989,479       0.0%
    Elnusa Tbk PT                                                 51,940,700   1,570,988       0.0%
*   Energi Mega Persada Tbk PT                                     2,808,701      41,799       0.0%
    Erajaya Swasembada Tbk PT                                     18,072,500   2,213,855       0.0%
*   Eureka Prima Jakarta Tbk PT                                    1,297,300       7,145       0.0%
    Gajah Tunggal Tbk PT                                          16,976,300     991,103       0.0%
*   Garuda Indonesia Persero Tbk PT                               45,666,781     938,100       0.0%
    Global Mediacom Tbk PT                                       103,819,600   4,312,779       0.0%
*   Hanson International Tbk PT                                   48,742,700     491,828       0.0%
*   Harum Energy Tbk PT                                           12,685,900   2,320,973       0.0%
    Hexindo Adiperkasa Tbk PT                                        721,744     173,800       0.0%
*   Holcim Indonesia Tbk PT                                       26,217,400   1,506,005       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          37,484,800  35,390,469       0.2%
*   Indika Energy Tbk PT                                           5,814,600   1,413,236       0.0%
    Indo Tambangraya Megah Tbk PT                                  4,115,000   6,973,494       0.1%
    Indofood Sukses Makmur Tbk PT                                 63,814,800  31,905,518       0.2%
    Intiland Development Tbk PT                                   98,193,800   2,173,063       0.0%
    Japfa Comfeed Indonesia Tbk PT                                46,112,550   4,994,233       0.0%
    Jaya Real Property Tbk PT                                    117,807,800   6,942,930       0.1%
    Kawasan Industri Jababeka Tbk PT                             296,578,056   5,235,937       0.0%
    KMI Wire & Cable Tbk PT                                        7,493,500     235,459       0.0%
*   Krakatau Steel Persero Tbk PT                                  6,016,800     189,739       0.0%
*   Lippo Cikarang Tbk PT                                          3,669,000     607,992       0.0%
    Lippo Karawaci Tbk PT                                        271,296,149   8,665,567       0.1%
    Malindo Feedmill Tbk PT                                          331,200      18,549       0.0%
*   Matahari Putra Prima Tbk PT                                    4,231,700     103,285       0.0%
*   Medco Energi Internasional Tbk PT                            114,945,767   9,878,906       0.1%
    Media Nusantara Citra Tbk PT                                   7,940,300     751,204       0.0%
    Metrodata Electronics Tbk PT                                   1,590,750      86,977       0.0%
    Mitra Pinasthika Mustika Tbk PT                                1,984,700     164,081       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
INDONESIA -- (Continued)
*   MNC Investama Tbk PT                                         332,569,700 $  2,472,268       0.0%
    Modernland Realty Tbk PT                                      89,667,000    2,284,280       0.0%
    Multipolar Tbk PT                                             69,277,200      610,717       0.0%
*   Nirvana Development Tbk PT                                     1,000,000        6,514       0.0%
    Nusantara Infrastructure Tbk PT                              171,119,700    2,407,112       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                               1,941,100    1,430,140       0.0%
    Pan Brothers Tbk PT                                           39,179,650    1,292,570       0.0%
*   Panin Financial Tbk PT                                       203,836,500    3,443,784       0.0%
*   Panin Insurance Tbk PT                                        29,566,000    2,426,009       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         47,582,484    4,303,001       0.0%
    PP Persero Tbk PT                                             24,466,800    4,246,797       0.0%
    Ramayana Lestari Sentosa Tbk PT                               41,197,600    4,204,357       0.0%
    Salim Ivomas Pratama Tbk PT                                   47,477,800    1,923,835       0.0%
    Sampoerna Agro PT                                             11,967,241    2,022,330       0.0%
    Selamat Sempurna Tbk PT                                       33,177,500    3,455,066       0.0%
    Semen Baturaja Persero Tbk PT                                  9,153,700    2,756,206       0.0%
    Semen Indonesia Persero Tbk PT                                17,839,500   12,321,471       0.1%
*   Sentul City Tbk PT                                           157,766,600    2,105,386       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT                   7,724,800    2,054,569       0.0%
    Sri Rejeki Isman Tbk PT                                      126,718,200    3,105,478       0.0%
    Summarecon Agung Tbk PT                                        7,521,900      486,667       0.0%
    Surya Semesta Internusa Tbk PT                                50,770,900    1,941,240       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                 38,045,922    1,483,275       0.0%
    Timah Tbk PT                                                  46,736,660    3,420,793       0.0%
    Tiphone Mobile Indonesia Tbk PT                                7,827,700      463,468       0.0%
    Trias Sentosa Tbk PT                                             336,500        9,252       0.0%
*   Truba Alam Manunggal Engineering PT                          129,244,500       46,449       0.0%
    Tunas Baru Lampung Tbk PT                                     23,711,800    2,008,905       0.0%
    Tunas Ridean Tbk PT                                           35,397,000    3,434,715       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT                  24,659,100    2,631,886       0.0%
    Unggul Indah Cahaya Tbk PT                                       319,635       81,076       0.0%
    United Tractors Tbk PT                                        13,575,100   33,121,662       0.2%
*   Vale Indonesia Tbk PT                                         21,383,700    4,807,873       0.0%
    Waskita Beton Precast Tbk PT                                  21,398,500      617,887       0.0%
    Wijaya Karya Beton Tbk PT                                      7,950,200      271,459       0.0%
    Wijaya Karya Persero Tbk PT                                   23,467,400    2,661,083       0.0%
*   XL Axiata Tbk PT                                              17,256,100    2,615,425       0.0%
                                                                             ------------       ---
TOTAL INDONESIA                                                               502,750,632       2.5%
                                                                             ------------       ---
MALAYSIA -- (2.8%)
    Aeon Co. M Bhd                                                   208,800      107,429       0.0%
    Affin Bank Bhd                                                10,731,350    6,867,714       0.1%
    AirAsia Group Bhd                                             17,947,500   17,533,228       0.1%
    Alliance Bank Malaysia Bhd                                    15,784,300   17,425,565       0.1%
    Allianz Malaysia Bhd                                              28,800       84,852       0.0%
    AMMB Holdings Bhd                                             20,328,362   20,077,422       0.1%
#   Ann Joo Resources Bhd                                          1,651,100    1,237,785       0.0%
    APM Automotive Holdings Bhd                                      721,300      619,880       0.0%
    Batu Kawan Bhd                                                 2,055,950    9,631,828       0.1%
    Benalec Holdings Bhd                                           6,291,500      469,535       0.0%
*   Berjaya Assets BHD                                               809,200       94,261       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (Continued)
*   Berjaya Corp. Bhd                                            36,701,078 $ 2,699,491       0.0%
*   Berjaya Land Bhd                                             13,220,000   1,064,437       0.0%
    BIMB Holdings Bhd                                               904,007     960,119       0.0%
    Boustead Holdings Bhd                                        12,661,991   8,274,046       0.1%
    Boustead Plantations Bhd                                      2,536,100     806,155       0.0%
*   Bumi Armada Bhd                                              25,619,100   5,460,776       0.0%
    Can-One Bhd                                                     401,400     257,325       0.0%
#   CB Industrial Product Holding Bhd                             1,722,100     644,149       0.0%
    Century Logistics Holdings Bhd Class B                           71,300      13,300       0.0%
    Chin Teck Plantations Bhd                                       309,100     549,005       0.0%
    CIMB Group Holdings Bhd                                      38,988,523  71,054,797       0.4%
#   Coastal Contracts Bhd                                         3,357,500   1,003,524       0.0%
    CSC Steel Holdings Bhd                                        2,010,456     691,970       0.0%
    Cypark Resources Bhd                                            128,900      80,847       0.0%
#*  Dayang Enterprise Holdings Bhd                                2,480,000     489,770       0.0%
    DRB-Hicom Bhd                                                10,460,600   5,727,090       0.0%
    Eastern & Oriental Bhd                                       10,581,680   3,764,740       0.0%
#*  Eco World Development Group Bhd                               3,525,100   1,029,565       0.0%
#   Ekovest Bhd                                                   3,624,500     752,482       0.0%
    Engtex Group Bhd                                                423,500     104,823       0.0%
#   Evergreen Fibreboard Bhd                                      6,661,289     719,144       0.0%
    FAR East Holdings Bhd                                           403,800   1,140,035       0.0%
#   Felda Global Ventures Holdings Bhd                           16,288,800   7,049,490       0.1%
    Gadang Holdings Bhd                                           2,059,100     425,048       0.0%
#   Genting Bhd                                                  23,221,200  52,735,159       0.3%
#   Genting Malaysia Bhd                                         20,680,100  26,924,921       0.2%
    Glomac Bhd                                                    6,667,650     823,779       0.0%
    GuocoLand Malaysia Bhd                                        2,797,700     647,149       0.0%
    HAP Seng Consolidated Bhd                                     4,303,282  10,707,504       0.1%
    Hap Seng Plantations Holdings Bhd                             3,352,400   2,094,819       0.0%
    HeveaBoard Bhd                                                  530,300     104,735       0.0%
*   Hiap Teck Venture Bhd                                         7,363,300     703,795       0.0%
    Hong Leong Financial Group Bhd                                2,837,334  14,007,304       0.1%
    Hong Leong Industries Bhd                                       599,400   1,642,920       0.0%
    Hua Yang Bhd                                                  2,148,310     259,492       0.0%
    I-Bhd                                                            84,900      10,372       0.0%
    IGB Bhd                                                       3,223,995   2,413,537       0.0%
    IJM Corp. Bhd                                                35,706,018  27,031,071       0.2%
#   Insas Bhd                                                     7,132,700   1,381,813       0.0%
    IOI Properties Group Bhd                                      5,418,925   2,151,917       0.0%
*   Iris Corp. Bhd                                               21,281,900     881,961       0.0%
#*  Iskandar Waterfront City Bhd                                  1,175,800     214,717       0.0%
#*  JAKS Resources Bhd                                            3,484,900   1,258,952       0.0%
    Jaya Tiasa Holdings Bhd                                       5,444,733   1,089,857       0.0%
    JCY International Bhd                                         8,758,900     678,220       0.0%
    Keck Seng Malaysia Bhd                                        2,504,000   2,545,871       0.0%
    Kenanga Investment Bank Bhd                                   2,020,487     299,362       0.0%
#   Kian JOO CAN Factory Bhd                                      4,543,780   2,945,720       0.0%
#   Kimlun Corp. Bhd                                                872,895     470,829       0.0%
#*  KNM Group Bhd                                                24,453,390   1,272,711       0.0%
#   Kretam Holdings Bhd                                           3,429,400     714,524       0.0%
#*  KSL Holdings Bhd                                              8,701,951   2,101,117       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Kumpulan Fima Bhd                                             2,063,300 $   776,912       0.0%
    Kumpulan Perangsang Selangor Bhd                              2,397,900     808,525       0.0%
*   Kwantas Corp. Bhd                                               214,500      78,885       0.0%
    Land & General Bhd                                           34,051,620   1,464,840       0.0%
*   Landmarks BHD                                                 2,119,208     377,196       0.0%
#   LBS Bina Group Bhd                                            8,370,780   2,045,248       0.0%
#*  Lion Industries Corp. Bhd                                     2,160,700     515,171       0.0%
    Magnum Bhd                                                    5,821,000   2,651,513       0.0%
    Mah Sing Group Bhd                                           14,040,162   3,637,714       0.0%
    Malayan Banking Bhd                                           5,479,979  15,023,178       0.1%
    Malayan Flour Mills Bhd                                       3,224,250   1,256,935       0.0%
*   Malayan United Industries Bhd                                   403,500      17,302       0.0%
    Malaysia Airports Holdings Bhd                                  950,654   2,177,935       0.0%
    Malaysia Building Society Bhd                                10,688,736   3,119,904       0.0%
    Malaysia Marine and Heavy Engineering Holdings Bhd            2,477,000     497,850       0.0%
#*  Malaysian Bulk Carriers Bhd                                   4,678,625     771,434       0.0%
    Malaysian Pacific Industries Bhd                                272,475     538,488       0.0%
#   Malaysian Resources Corp. Bhd                                25,268,000   6,564,238       0.1%
#   Malton Bhd                                                    4,504,200     922,732       0.0%
    Matrix Concepts Holdings Bhd                                     71,900      36,891       0.0%
    MBM Resources Bhd                                             2,625,103   1,598,587       0.0%
#   Media Prima Bhd                                               6,626,700     533,913       0.0%
    Mega First Corp. Bhd                                          1,685,100   1,414,284       0.0%
    MISC Bhd                                                     14,246,004  25,867,900       0.1%
    Mitrajaya Holdings Bhd                                          496,730      74,895       0.0%
*   MK Land Holdings Bhd                                          3,511,400     142,535       0.0%
#   MKH Bhd                                                       4,214,878   1,475,424       0.0%
    MMC Corp. Bhd                                                12,384,480   4,511,379       0.0%
*   MNRB Holdings Bhd                                             2,353,450   1,462,928       0.0%
*   MPHB Capital Bhd                                                 53,100      17,024       0.0%
    Muda Holdings Bhd                                                66,300      36,602       0.0%
*   Mudajaya Group Bhd                                            4,184,700     701,932       0.0%
    Muhibbah Engineering M Bhd                                    4,199,800   3,154,367       0.0%
*   Mulpha International Bhd                                      2,102,460   1,091,907       0.0%
*   Naim Holdings Bhd                                             1,818,800     440,056       0.0%
#   Oriental Holdings Bhd                                         3,474,679   5,547,697       0.0%
#   OSK Holdings Bhd                                             11,615,106   2,945,796       0.0%
    Pacific & Orient Bhd                                            390,052     107,427       0.0%
    Panasonic Manufacturing Malaysia BHD                            281,080   2,500,662       0.0%
    Pantech Group Holdings Bhd                                    4,446,309     663,821       0.0%
    Paramount Corp. Bhd                                           1,734,425     829,925       0.0%
#*  Parkson Holdings Bhd                                          6,452,528     652,885       0.0%
*   Perdana Petroleum Bhd                                           753,577      44,465       0.0%
    PPB Group Bhd                                                 4,906,366  24,007,505       0.1%
    Protasco Bhd                                                  4,287,091     853,368       0.0%
    RHB Bank Bhd                                                  9,150,000  12,303,192       0.1%
#*  Rimbunan Sawit Bhd                                            6,810,000     543,325       0.0%
*   Salcon Bhd                                                      695,083      70,403       0.0%
#   Sapura Energy Bhd                                            38,542,000   6,204,894       0.0%
#   Sarawak Oil Palms Bhd                                           677,967     620,615       0.0%
*   Scomi Group Bhd                                               5,158,150     144,499       0.0%
    Selangor Dredging Bhd                                         1,352,800     261,767       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
    Selangor Properties Bhd                                          75,300 $     80,450       0.0%
    Shangri-La Hotels Malaysia Bhd                                  511,500      764,471       0.0%
    SHL Consolidated Bhd                                            331,800      213,234       0.0%
    Sime Darby Bhd                                                1,946,900    1,318,490       0.0%
#   SP Setia Bhd Group                                            6,617,623    5,358,293       0.0%
    Star Media Group Bhd                                          1,710,000      477,159       0.0%
*   Sumatec Resources Bhd                                         2,855,100       47,447       0.0%
#   Sunway Bhd                                                   16,793,771    6,441,429       0.1%
    Supermax Corp. Bhd                                            6,010,300    4,385,468       0.0%
    Suria Capital Holdings Bhd                                      824,400      349,243       0.0%
    Symphony Life Bhd                                               735,324      132,852       0.0%
    Ta Ann Holdings Bhd                                           2,376,826    1,895,903       0.0%
    TA Enterprise Bhd                                            18,166,700    2,560,136       0.0%
    TA Global Bhd                                                15,391,880    1,095,462       0.0%
#   TAN Chong Motor Holdings Bhd                                  4,082,500    1,746,274       0.0%
    TDM Bhd                                                      13,597,220    1,170,591       0.0%
    TH Plantations Bhd                                              900,500      166,042       0.0%
    Thong Guan Industries Bhd                                       114,200       71,302       0.0%
#   Time dotCom Bhd                                               3,374,580    6,899,022       0.1%
#   Tiong NAM Logistics Holdings                                  1,581,462      438,010       0.0%
    Tropicana Corp. Bhd                                           8,398,246    1,879,756       0.0%
    TSH Resources Bhd                                                95,400       31,273       0.0%
    UEM Edgenta Bhd                                               1,330,200      814,729       0.0%
*   UEM Sunrise Bhd                                              19,449,445    4,555,587       0.0%
*   UMW Holdings Bhd                                                823,700    1,278,840       0.0%
#*  UMW Oil & Gas Corp. Bhd                                      16,557,528    1,126,536       0.0%
#   Unisem M Bhd                                                  4,832,500    2,208,882       0.0%
    United Malacca Bhd                                              960,500    1,494,144       0.0%
    United Plantations Bhd                                           47,100      319,635       0.0%
    UOA Development Bhd                                           7,856,700    4,854,007       0.0%
*   Vivocom International Holdings Bhd                            2,235,400       36,796       0.0%
*   Vizione Holdings Bhd                                            550,900       18,098       0.0%
*   Wah Seong Corp. Bhd                                           3,782,783    1,359,641       0.0%
#*  WCT Holdings Bhd                                             12,229,062    3,815,542       0.0%
    WTK Holdings Bhd                                              5,299,750      903,519       0.0%
    Yinson Holdings BHD                                              10,600       10,656       0.0%
#*  YNH Property Bhd                                              6,824,825    2,382,966       0.0%
    YTL Corp. Bhd                                                79,659,243   29,278,137       0.2%
*   YTL Land & Development Bhd                                    1,700,400      201,579       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               583,316,226       2.9%
                                                                            ------------       ---
MEXICO -- (3.5%)
#   Alfa S.A.B. de C.V. Class A                                  34,158,731   43,762,218       0.2%
#   Alpek S.A.B. de C.V.                                          4,125,775    5,894,579       0.0%
#*  Axtel S.A.B. de C.V.                                          5,800,876    1,315,135       0.0%
    Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero Santand ADR                                1,848,434   13,549,021       0.1%
#   Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero Santand Class B                            4,993,822    7,388,444       0.1%
*   Bio Pappel S.A.B. de C.V.                                       439,582      424,491       0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR                           10,615,242   65,920,656       0.3%
    Coca-Cola Femsa S.A.B. de C.V. Series L                       1,279,177    8,296,640       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MEXICO -- (Continued)
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                    118,579 $  7,783,526       0.1%
    Consorcio ARA S.A.B. de C.V. Series *                         9,341,886    3,521,555       0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                     1,539,086    1,510,526       0.0%
    Corp. Actinver S.A.B. de C.V.                                   105,133       77,014       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                          1,144,271    1,666,659       0.0%
    Cydsa S.A.B. de C.V.                                              5,874        9,894       0.0%
    Dine S.A.B. de C.V.                                           1,027,267      557,245       0.0%
#   El Puerto de Liverpool S.A.B. de C.V.                           273,535    1,816,103       0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR       1,097,422  106,076,810       0.5%
#*  Grupo Aeromexico S.A.B. de C.V.                               1,315,349    1,834,254       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR               1,134      118,128       0.0%
#   Grupo Carso S.A.B. de C.V. Series A1                          6,484,596   23,480,679       0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                    2,382,190   13,883,970       0.1%
    Grupo Comercial Chedraui S.A. de C.V.                         2,870,384    6,039,424       0.0%
#   Grupo Elektra S.A.B. de C.V.                                    268,139    7,331,866       0.1%
#*  Grupo Famsa S.A.B. de C.V. Class A                            2,627,842    1,721,259       0.0%
#   Grupo Financiero Banorte S.A.B. de C.V.                      18,991,148  118,767,978       0.6%
#   Grupo Financiero Inbursa S.A.B. de C.V.                      14,982,956   24,939,481       0.1%
    Grupo Financiero Interacciones SA de C.V. Class O               837,669    4,098,753       0.0%
*   Grupo Gigante S.A.B. de C.V. Series *                           471,076      971,015       0.0%
    Grupo Herdez S.A.B. de C.V. Series *                            977,438    2,341,936       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                      1,355,006    2,054,746       0.0%
    Grupo KUO S.A.B. de C.V. Series B                             2,034,528    4,569,027       0.0%
#   Grupo Lala S.A.B. de C.V.                                        39,477       50,407       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                         39,241,344  129,922,871       0.7%
*   Grupo Pochteca S.A.B. de C.V.                                    67,810       33,539       0.0%
    Grupo Posadas S.A.B. de C.V.                                    328,713      615,171       0.0%
#   Grupo Rotoplas S.A.B. de C.V.                                    17,266       26,349       0.0%
    Grupo Sanborns S.A.B. de C.V.                                 1,379,018    1,426,058       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                           1,091,615    3,551,154       0.0%
*   Grupo Sports World S.A.B. de C.V.                               293,561      285,680       0.0%
    Grupo Televisa S.A.B. Series CPO                                362,873    1,301,737       0.0%
    Grupo Televisa S.A.B. Sponsored ADR                             120,083    2,151,887       0.0%
#*  Hoteles City Express S.A.B. de C.V.                               7,800       11,052       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                    1,825,913    9,366,786       0.1%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  39,671    2,450,874       0.0%
#*  Industrias CH S.A.B. de C.V. Series B                         1,939,710    9,665,335       0.1%
    Industrias Penoles S.A.B. de C.V.                               132,629    2,786,960       0.0%
#*  La Comer S.A.B. de C.V.                                       4,997,412    5,186,585       0.0%
    Medica Sur S.A.B. de C.V. Series B                                1,000        2,133       0.0%
    Mexichem S.A.B. de C.V. Series *                             10,214,475   31,923,563       0.2%
#*  Minera Frisco S.A.B. de C.V.                                  7,180,791    3,931,724       0.0%
#   Nemak S.A.B. de C.V.                                          2,253,499    1,691,746       0.0%
#   OHL Mexico S.A.B. de C.V.                                        16,593       24,665       0.0%
    Organizacion Cultiba S.A.B. de C.V.                             170,021      132,729       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                  14,455,691   26,713,044       0.1%
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                                 230,248    2,359,968       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                                   1,963       13,612       0.0%
    Qualitas Controladora S.A.B. de C.V.                          1,363,345    3,812,574       0.0%
    Rassini S.A.B. de C.V.                                           55,972      235,386       0.0%
    Rassini S.A.B. De C.V. Class A                                   22,388       46,698       0.0%
#   TV Azteca S.A.B. de C.V.                                      9,572,299    1,494,548       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
MEXICO -- (Continued)
    Vitro S.A.B. de C.V. Series A                                  1,504,492 $  4,806,607       0.0%
                                                                             ------------       ---
TOTAL MEXICO                                                                  727,744,474       3.6%
                                                                             ------------       ---
PHILIPPINES -- (0.9%)
    A Soriano Corp.                                                6,260,400      789,845       0.0%
    ACR Mining Corp.                                                 105,455        6,839       0.0%
*   Alliance Global Group, Inc.                                   35,231,406    8,873,813       0.1%
    Alsons Consolidated Resources, Inc.                           20,894,000      511,090       0.0%
*   Apex Mining Co., Inc.                                            403,000       13,200       0.0%
*   Atlas Consolidated Mining & Development Corp.                  5,351,500      444,708       0.0%
    Ayala Corp.                                                       12,090      224,886       0.0%
    Bank of the Philippine Islands                                   267,683      541,800       0.0%
    BDO Unibank, Inc.                                             12,957,839   32,866,803       0.2%
    Belle Corp.                                                    2,758,000      178,700       0.0%
    Cebu Air, Inc.                                                 2,513,170    4,298,395       0.0%
    Century Properties Group, Inc.                                28,217,400      248,284       0.0%
    China Banking Corp.                                              852,832      572,731       0.0%
    Cosco Capital, Inc.                                           13,080,100    1,690,474       0.0%
    East West Banking Corp.                                        3,465,700    1,163,482       0.0%
*   EEI Corp.                                                      1,836,100      432,628       0.0%
    Emperador, Inc.                                                1,168,700      162,470       0.0%
*   Empire East Land Holdings, Inc.                               24,178,000      306,917       0.0%
    Energy Development Corp.                                       3,328,169      347,012       0.0%
    Filinvest Development Corp.                                      142,800       20,291       0.0%
    Filinvest Land, Inc.                                         172,524,031    5,537,348       0.0%
    First Philippine Holdings Corp.                                4,407,880    5,529,358       0.0%
*   Global Ferronickel Holdings, Inc.                                633,176       28,785       0.0%
    GT Capital Holdings, Inc.                                        181,505    3,678,735       0.0%
    JG Summit Holdings, Inc.                                      11,037,980   13,597,090       0.1%
    Lopez Holdings Corp.                                          34,305,800    2,855,462       0.0%
    LT Group, Inc.                                                17,011,400    6,633,729       0.0%
    Megaworld Corp.                                              128,549,200   11,155,026       0.1%
    Metro Retail Stores Group, Inc.                                1,545,000       93,724       0.0%
    Metropolitan Bank & Trust Co.                                  7,614,594   12,471,663       0.1%
    Nickel Asia Corp.                                              6,179,100      619,698       0.0%
    Pepsi-Cola Products Philippines, Inc.                          1,602,000       81,227       0.0%
    Petron Corp.                                                  20,022,500    3,590,803       0.0%
    Philex Mining Corp.                                              751,000       82,113       0.0%
*   Philippine National Bank                                       4,734,813    4,790,506       0.0%
*   Philippine National Construction Corp.                           398,900        7,084       0.0%
    Philippine Savings Bank                                        1,203,823    2,005,936       0.0%
    Phinma Energy Corp.                                           25,692,000      733,072       0.0%
    Phoenix Petroleum Philippines, Inc.                            1,456,600      332,638       0.0%
    RFM Corp.                                                        976,000       91,380       0.0%
    Rizal Commercial Banking Corp.                                 4,496,568    3,378,351       0.0%
    Robinsons Land Corp.                                          33,872,308   11,681,780       0.1%
    Robinsons Retail Holdings, Inc.                                  208,450      366,177       0.0%
    San Miguel Corp.                                               6,680,506   18,003,351       0.1%
    San Miguel Food and Beverage, Inc.                               731,000      916,793       0.0%
    Security Bank Corp.                                            1,769,464    7,125,329       0.0%
*   SSI Group, Inc.                                                2,648,000      123,079       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
PHILIPPINES -- (Continued)
    STI Education Systems Holdings, Inc.                         11,885,000 $    300,748       0.0%
*   Top Frontier Investment Holdings, Inc.                          628,532    3,201,505       0.0%
    Travellers International Hotel Group, Inc.                    2,808,200      269,787       0.0%
    Union Bank Of Philippines                                     4,413,349    7,778,067       0.0%
    Vista Land & Lifescapes, Inc.                                71,013,368    8,904,217       0.1%
                                                                            ------------       ---
TOTAL PHILIPPINES                                                            189,658,929       0.9%
                                                                            ------------       ---
POLAND -- (1.3%)
*   Agora SA                                                        544,215    2,408,917       0.0%
*   Alior Bank SA                                                   171,702    3,454,348       0.0%
    Amica SA                                                          2,482       84,605       0.0%
    Asseco Poland SA                                              1,110,009   13,859,340       0.1%
    Bank Handlowy w Warszawie SA                                     30,090      710,179       0.0%
*   Bank Millennium SA                                            4,427,257   10,764,475       0.1%
*   Ciech SA                                                        112,687    1,821,303       0.0%
    Cyfrowy Polsat SA                                               318,491    2,322,876       0.0%
    Enea SA                                                       2,423,548    7,179,118       0.0%
    Firma Oponiarska Debica SA                                       68,764    2,629,708       0.0%
*   Getin Holding SA                                              3,022,179      815,716       0.0%
#*  Getin Noble Bank SA                                           1,094,168      360,304       0.0%
    Grupa Azoty SA                                                  213,948    3,256,136       0.0%
    Grupa Kety SA                                                    56,660    5,774,446       0.0%
    Grupa Lotos SA                                                1,480,444   23,192,824       0.1%
*   Impexmetal SA                                                 3,727,095    4,551,346       0.0%
    Kernel Holding SA                                               432,416    5,860,073       0.0%
    KGHM Polska Miedz SA                                          1,178,182   31,229,994       0.2%
    LC Corp. SA                                                   1,199,107      939,486       0.0%
#   Lubelski Wegiel Bogdanka SA                                      31,018      485,768       0.0%
*   mBank SA                                                          6,716      817,722       0.0%
    Netia SA                                                      4,407,983    6,499,351       0.0%
    Orbis SA                                                        465,956   12,716,156       0.1%
*   PGE Polska Grupa Energetyczna SA                              9,928,430   29,516,642       0.2%
*   PKP Cargo SA                                                     42,667      498,041       0.0%
    Polski Koncern Naftowy Orlen S.A.                             2,327,465   59,280,260       0.3%
*   Powszechna Kasa Oszczednosci Bank Polski SA                   2,520,213   29,920,343       0.2%
    Stalprodukt SA                                                    1,556      202,498       0.0%
*   Tauron Polska Energia SA                                     10,944,247    7,303,732       0.0%
#   Trakcja SA                                                      544,750      995,817       0.0%
*   Vistula Group SA                                                 54,605       71,560       0.0%
                                                                            ------------       ---
TOTAL POLAND                                                                 269,523,084       1.3%
                                                                            ------------       ---
RUSSIA -- (1.8%)
*   AFI Development P.L.C. GDR                                       16,827        3,131       0.0%
    Gazprom PJSC Sponsored ADR(5140989)                          28,411,094  131,102,709       0.7%
    Gazprom PJSC Sponsored ADR(368287207)                            75,216      342,985       0.0%
    Lukoil PJSC Sponsored ADR(BYZDW2900)                          1,526,223  101,731,481       0.5%
    Lukoil PJSC Sponsored ADR(BYZF386)                            1,600,191  105,436,585       0.5%
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR              704,930    7,015,359       0.0%
    Rosneft Oil Co. PJSC GDR                                      3,000,584   18,285,559       0.1%
    RusHydro PJSC ADR                                             8,244,112    9,377,957       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
RUSSIA -- (Continued)
    VTB Bank PJSC GDR                                               585,329 $  1,095,736       0.0%
                                                                            ------------       ---
TOTAL RUSSIA                                                                 374,391,502       1.9%
                                                                            ------------       ---
SOUTH AFRICA -- (7.0%)
    Adcock Ingram Holdings, Ltd.                                      4,991       27,186       0.0%
*   Adcorp Holdings, Ltd.                                           928,995    1,184,857       0.0%
    Aeci, Ltd.                                                    1,655,005   15,663,614       0.1%
    African Oxygen, Ltd.                                             63,047      153,897       0.0%
*   African Phoenix Investments, Ltd.                             9,264,952      492,165       0.0%
    African Rainbow Minerals, Ltd.                                1,705,352   13,942,334       0.1%
    Alexander Forbes Group Holdings, Ltd.                         3,018,322    1,559,720       0.0%
*   Allied Electronics Corp., Ltd. Class A                           59,895       63,262       0.0%
    Alviva Holdings, Ltd.                                           936,463    1,525,399       0.0%
    Anglo American Platinum, Ltd.                                   366,656    9,839,265       0.1%
    AngloGold Ashanti, Ltd.                                       1,640,640   14,665,126       0.1%
    AngloGold Ashanti, Ltd. Sponsored ADR                         3,010,262   27,032,153       0.1%
#*  ArcelorMittal South Africa, Ltd.                              2,390,579      566,129       0.0%
    Ascendis Health, Ltd.                                           101,394       79,236       0.0%
    Aspen Pharmacare Holdings, Ltd.                                 318,169    6,860,249       0.0%
    Assore, Ltd.                                                     13,630      336,466       0.0%
*   Aveng, Ltd.                                                   7,113,204      552,768       0.0%
    Barclays Africa Group, Ltd.                                   7,309,742  107,067,795       0.5%
    Barloworld, Ltd.                                              4,730,651   63,891,090       0.3%
    Blue Label Telecoms, Ltd.                                     2,821,394    2,800,237       0.0%
#*  Brait SE                                                      2,567,253    8,870,982       0.1%
    Caxton and CTP Publishers and Printers, Ltd.                  3,089,885    2,487,051       0.0%
    Clover Industries, Ltd.                                       1,464,268    2,253,820       0.0%
*   Consolidated Infrastructure Group, Ltd.                         703,402      218,683       0.0%
    DataTec, Ltd.                                                 5,407,896    9,203,016       0.1%
    DRDGOLD, Ltd.                                                 5,384,649    1,272,998       0.0%
*   enX Group, Ltd.                                                 361,828      389,959       0.0%
    EOH Holdings, Ltd.                                               39,286      119,412       0.0%
#   Exxaro Resources, Ltd.                                        2,377,967   21,092,500       0.1%
    Gold Fields, Ltd.                                             3,000,443   11,391,328       0.1%
    Gold Fields, Ltd. Sponsored ADR                              13,113,031   50,091,778       0.3%
*   Grindrod, Ltd.                                                7,514,882    8,669,004       0.0%
    Group Five, Ltd.                                              1,708,539      471,226       0.0%
    Harmony Gold Mining Co., Ltd.                                 1,956,999    3,993,252       0.0%
#   Harmony Gold Mining Co., Ltd. Sponsored ADR                     491,788      998,330       0.0%
    Hudaco Industries, Ltd.                                         139,890    1,801,680       0.0%
    Hulamin, Ltd.                                                 1,953,365      810,554       0.0%
#*  Impala Platinum Holdings, Ltd.                                5,228,472    9,312,390       0.1%
    Imperial Holdings, Ltd.                                       2,207,724   42,467,954       0.2%
    Investec, Ltd.                                                2,994,170   23,619,018       0.1%
    Invicta Holdings, Ltd.                                           78,170      280,683       0.0%
    KAP Industrial Holdings, Ltd.                                 1,954,110    1,381,360       0.0%
    Kumba Iron Ore, Ltd.                                            577,846   12,344,205       0.1%
    Lewis Group, Ltd.                                             1,767,156    6,653,526       0.0%
    Liberty Holdings, Ltd.                                        1,721,995   18,325,973       0.1%
    Life Healthcare Group Holdings, Ltd.                          1,052,016    2,479,900       0.0%
    Merafe Resources, Ltd.                                       25,011,796    3,211,924       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
    Metair Investments, Ltd.                                      1,523,549 $    2,630,193       0.0%
    MMI Holdings, Ltd.                                           17,679,587     31,472,852       0.2%
    Mpact, Ltd.                                                   2,794,319      6,395,149       0.0%
#   MTN Group, Ltd.                                              18,433,110    185,007,454       0.9%
#   Murray & Roberts Holdings, Ltd.                               6,948,515      8,686,915       0.0%
*   Nampak, Ltd.                                                  4,402,045      4,898,206       0.0%
    Nedbank Group, Ltd.                                           2,456,181     58,575,008       0.3%
    Novus Holdings, Ltd.                                            100,488         32,296       0.0%
    Omnia Holdings, Ltd.                                            684,086      7,868,817       0.0%
    Peregrine Holdings, Ltd.                                      1,152,765      1,994,914       0.0%
*   PPC, Ltd.                                                     5,124,422      3,580,469       0.0%
    Raubex Group, Ltd.                                            2,219,978      3,687,074       0.0%
    RCL Foods, Ltd.                                                 121,226        176,713       0.0%
    Reunert, Ltd.                                                   721,049      4,492,140       0.0%
#   Rhodes Food Group Pty, Ltd.                                      22,947         33,049       0.0%
#*  Royal Bafokeng Platinum, Ltd.                                   469,845        879,373       0.0%
    Sappi, Ltd.                                                   7,755,890     49,495,508       0.3%
    Sasol, Ltd.                                                   3,950,582    141,222,873       0.7%
#   Sasol, Ltd. Sponsored ADR                                     1,661,227     59,023,395       0.3%
#*  Sibanye Gold, Ltd.                                            5,364,505      4,702,305       0.0%
#   Sibanye Gold, Ltd. Sponsored ADR                              2,498,559      8,819,915       0.1%
    Standard Bank Group, Ltd.                                    17,066,487    292,700,255       1.5%
#   Steinhoff International Holdings NV                          23,998,309      3,696,627       0.0%
*   Super Group, Ltd.                                             4,696,364     13,999,748       0.1%
    Telkom SA SOC, Ltd.                                           5,017,373     22,913,572       0.1%
    Tongaat Hulett, Ltd.                                          1,558,340     11,296,340       0.1%
    Trencor, Ltd.                                                 1,599,299      4,430,382       0.0%
    Tsogo Sun Holdings, Ltd.                                      1,422,894      2,601,030       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                                 566,466      7,200,971       0.0%
                                                                            --------------       ---
TOTAL SOUTH AFRICA                                                           1,455,028,997       7.2%
                                                                            --------------       ---
SOUTH KOREA -- (17.3%)
#*  Ace Technologies Corp.                                          237,396        957,633       0.0%
    AJ Networks Co., Ltd.                                             6,134         36,442       0.0%
#*  AJ Rent A Car Co., Ltd.                                         193,393      2,434,104       0.0%
#*  Ajin Industrial Co., Ltd.                                        64,617        185,601       0.0%
*   APS Holdings Corp.                                               41,282        251,798       0.0%
    Asia Cement Co., Ltd.                                            19,344      2,671,082       0.0%
#   ASIA Holdings Co., Ltd.                                          15,183      2,136,312       0.0%
#   Asia Paper Manufacturing Co., Ltd.                               67,604      1,950,851       0.0%
*   Asiana Airlines, Inc.                                         1,194,370      5,888,025       0.1%
#   AUK Corp.                                                       371,482        984,376       0.0%
#   Austem Co., Ltd.                                                246,393        890,225       0.0%
#   Autech Corp.                                                      4,402         61,957       0.0%
*   Avaco Co., Ltd.                                                  12,655         96,165       0.0%
    Bluecom Co., Ltd.                                                78,495        441,623       0.0%
    BNK Financial Group, Inc.                                     3,363,975     32,737,208       0.2%
*   Bohae Brewery Co., Ltd.                                          28,463         29,860       0.0%
#   Bookook Securities Co., Ltd.                                     32,083        728,912       0.0%
*   Bubang Co., Ltd.                                                 15,835         45,121       0.0%
#   BYC Co., Ltd.                                                       752        198,610       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Byucksan Corp.                                                 282,424 $ 1,098,433       0.0%
#   Capro Corp.                                                     53,901     382,048       0.0%
*   Chemtronics Co., Ltd.                                            2,758      16,382       0.0%
    Chinyang Holdings Corp.                                        111,008     294,023       0.0%
#   Chokwang Paint, Ltd.                                            75,208     664,062       0.0%
    Chongkundang Holdings Corp.                                      7,060     460,540       0.0%
    Chosun Refractories Co., Ltd.                                    9,716     758,765       0.0%
#   CJ Corp.                                                        11,041   1,672,644       0.0%
    CJ Hello Co., Ltd.                                             282,597   2,250,860       0.0%
#   CKD Bio Corp.                                                   27,552     589,364       0.0%
    Cosmax BTI, Inc.                                                20,454     816,779       0.0%
    CROWNHAITAI Holdings Co., Ltd.                                  18,780     291,869       0.0%
    Cuckoo Holdings Co., Ltd.                                        1,214     134,902       0.0%
#   Dae Dong Industrial Co., Ltd.                                  165,852   1,405,563       0.0%
    Dae Han Flour Mills Co., Ltd.                                   14,919   2,620,742       0.0%
#   Dae Hyun Co., Ltd.                                             338,986     817,978       0.0%
#   Dae Won Kang Up Co., Ltd.                                      273,168   1,109,801       0.0%
#*  Dae Young Packaging Co., Ltd.                                  905,560     846,356       0.0%
#   Dae-II Corp.                                                    74,008     516,700       0.0%
#   Daechang Co., Ltd.                                             656,070     720,729       0.0%
    Daechang Forging Co., Ltd.                                       3,535     166,487       0.0%
#   Daeduck Electronics Co.                                        381,238   2,964,523       0.0%
#   Daeduck GDS Co., Ltd.                                          252,671   3,488,542       0.0%
#   Daegu Department Store                                          71,060     673,828       0.0%
#   Daehan Steel Co., Ltd.                                         200,201   2,204,644       0.0%
    Daekyo Co., Ltd.                                               184,455   1,353,259       0.0%
    Daelim B&Co Co., Ltd.                                           17,858     106,415       0.0%
#   Daelim C&S Co., Ltd.                                            10,158     135,445       0.0%
    Daelim Industrial Co., Ltd.                                    298,128  23,925,860       0.1%
    Daesang Corp.                                                  225,984   5,606,458       0.0%
#   Daesang Holdings Co., Ltd.                                     173,512   1,518,303       0.0%
#   Daesung Holdings Co., Ltd.                                      42,463     320,082       0.0%
    Daewon San Up Co., Ltd.                                         51,421     347,303       0.0%
#*  Daewoo Engineering & Construction Co., Ltd.                    575,114   3,403,374       0.0%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.             239,136   5,308,624       0.0%
*   Dahaam E-Tec Co., Ltd.                                           3,535      11,170       0.0%
    Daishin Securities Co., Ltd.                                   545,344   6,956,164       0.1%
#   Daou Data Corp.                                                 63,288     717,366       0.0%
#   Daou Technology, Inc.                                          405,892   9,103,443       0.1%
#*  Dasan Networks, Inc.                                           104,840     652,615       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                     117,031     136,959       0.0%
*   Dayou Plus Co., Ltd.                                            51,812      50,377       0.0%
    DB Financial Investment Co., Ltd.                              408,332   1,773,278       0.0%
    DB Insurance Co., Ltd.                                          51,972   3,050,758       0.0%
#*  DB, Inc.                                                       496,039     374,177       0.0%
    DCM Corp.                                                        5,497      63,488       0.0%
    DGB Financial Group, Inc.                                    1,806,576  20,191,500       0.1%
#   Display Tech Co., Ltd.                                          43,544     162,535       0.0%
    DMS Co., Ltd.                                                    4,843      31,140       0.0%
    Dong A Eltek Co., Ltd.                                          10,994     106,425       0.0%
*   Dong Ah Tire & Rubber Co., Ltd.                                  5,165      66,486       0.0%
    Dong-A Socio Holdings Co., Ltd.                                  5,512     647,518       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Dong-Ah Geological Engineering Co., Ltd.                       136,501 $  2,659,952       0.0%
    Dong-Il Corp.                                                   19,045      930,640       0.0%
#   Dongbang Transport Logistics Co., Ltd.                         302,271      559,251       0.0%
*   Dongbu Corp.                                                     6,240       73,637       0.0%
#   Dongil Industries Co., Ltd.                                     19,900    1,341,649       0.0%
#*  Dongkook Industrial Co., Ltd.                                  806,719      971,904       0.0%
#   Dongkuk Industries Co., Ltd.                                   407,993    1,483,542       0.0%
    Dongkuk Steel Mill Co., Ltd.                                   997,740   10,210,831       0.1%
#   DONGSUNG Corp.                                                 221,292    1,407,717       0.0%
#   Dongwha Enterprise Co., Ltd.                                     8,555      272,095       0.0%
    Dongwha Pharm Co., Ltd.                                         39,120      419,124       0.0%
    Dongwon Development Co., Ltd.                                  372,270    1,725,617       0.0%
    Dongwon Industries Co., Ltd.                                     1,010      318,742       0.0%
#   Dongwoo Farm To Table Co., Ltd.                                 14,971       58,913       0.0%
#   Dongyang E&P, Inc.                                              37,218      406,832       0.0%
    Doosan Bobcat, Inc.                                             28,206      856,101       0.0%
    Doosan Corp.                                                    97,768   11,025,730       0.1%
#*  Doosan Engine Co., Ltd.                                        171,989    1,004,733       0.0%
#*  Doosan Heavy Industries & Construction Co., Ltd.               733,047   12,219,355       0.1%
#*  Doosan Infracore Co., Ltd.                                   2,284,514   21,737,238       0.1%
#   DRB Holding Co., Ltd.                                          124,839      963,556       0.0%
#   DTR Automotive Corp.                                            49,175    1,504,214       0.0%
    DY Corp.                                                       221,772    1,311,062       0.0%
    e-LITECOM Co., Ltd.                                             87,616      479,420       0.0%
    E-MART, Inc.                                                   215,370   54,216,091       0.3%
#   Eagon Industrial, Ltd.                                          77,991      734,428       0.0%
#   Easy Bio, Inc.                                                 333,714    2,389,507       0.0%
#*  Elentec Co., Ltd.                                              167,314      572,252       0.0%
#   Eugene Corp.                                                   754,479    5,688,366       0.0%
#*  Eugene Investment & Securities Co., Ltd.                     1,113,895    3,885,931       0.0%
*   Eusu Holdings Co., Ltd.                                         67,665      430,989       0.0%
    EVERDIGM Corp.                                                  34,627      329,243       0.0%
#*  FarmStory Co., Ltd.                                            529,001      712,665       0.0%
#   Feelux Co., Ltd.                                                36,504      611,702       0.0%
#*  Fine Technix Co., Ltd.                                         223,276      491,228       0.0%
    Fursys, Inc.                                                    28,479      821,058       0.0%
#   Gaon Cable Co., Ltd.                                            28,266      713,662       0.0%
*   Global Display Co., Ltd.                                        32,534       35,944       0.0%
#   GMB Korea Corp.                                                 77,523      583,887       0.0%
#   Golfzon Newdin Holdings Co., Ltd.                              270,719    1,399,096       0.0%
#   GS Engineering & Construction Corp.                            493,942   18,749,692       0.1%
#   GS Global Corp.                                                672,899    2,496,042       0.0%
    GS Holdings Corp.                                              714,906   40,922,110       0.2%
    GS Home Shopping, Inc.                                           2,626      426,230       0.0%
    Gwangju Shinsegae Co., Ltd.                                      6,299    1,345,260       0.0%
#   Halla Corp.                                                    159,934    1,211,164       0.0%
#   Halla Holdings Corp.                                           118,273    5,662,902       0.0%
#   Han Kuk Carbon Co., Ltd.                                       231,961    1,296,018       0.0%
    Hana Financial Group, Inc.                                   3,234,305  143,710,459       0.7%
#*  Hana Micron, Inc.                                              147,330      694,831       0.0%
#   Handsome Co., Ltd.                                             146,627    4,551,250       0.0%
    Hanil Cement Co., Ltd.                                          52,327    8,126,555       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Hanjin Heavy Industries & Construction Co., Ltd.               571,915 $ 1,801,065       0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.      186,144     685,490       0.0%
#   Hanjin Kal Corp.                                               388,211   8,831,251       0.1%
    Hanjin Transportation Co., Ltd.                                121,655   2,923,882       0.0%
    Hankook Tire Co., Ltd.                                         267,520  12,355,007       0.1%
#   Hankuk Glass Industries, Inc.                                   17,640     663,969       0.0%
#   Hankuk Paper Manufacturing Co., Ltd.                            38,692     863,359       0.0%
#   HanmiGlobal Co., Ltd.                                           13,645     131,052       0.0%
    Hansae MK Co., Ltd.                                              1,959      18,146       0.0%
    Hanshin Construction                                            63,489   1,376,371       0.0%
#   Hansol Holdings Co., Ltd.                                      514,389   2,534,127       0.0%
#   Hansol HomeDeco Co., Ltd.                                      964,171   1,532,098       0.0%
    Hansol Paper Co., Ltd.                                         191,141   3,067,672       0.0%
#*  Hanwha Aerospace Co., Ltd.                                     254,426   5,703,291       0.0%
    Hanwha Chemical Corp.                                        1,784,550  47,972,977       0.3%
    Hanwha Corp.                                                   771,048  28,667,393       0.2%
#*  Hanwha Galleria Timeworld Co., Ltd.                              2,375     115,273       0.0%
    Hanwha General Insurance Co., Ltd.                             475,575   3,325,282       0.0%
#*  Hanwha Investment & Securities Co., Ltd.                     1,077,989   3,228,130       0.0%
    Hanwha Life Insurance Co., Ltd.                              3,383,390  19,660,898       0.1%
#   Hanyang Securities Co., Ltd.                                    97,444     711,838       0.0%
*   Harim Co., Ltd.                                                 27,662      99,463       0.0%
    Harim Holdings Co., Ltd.                                       295,017   1,107,495       0.0%
#*  Heung-A Shipping Co., Ltd.                                   2,684,702   2,093,796       0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.                      70,735     377,934       0.0%
    Hitejinro Holdings Co., Ltd.                                   120,661   1,067,067       0.0%
#   HMC Investment Securities Co., Ltd.                            229,358   2,520,867       0.0%
#   HS R&A Co., Ltd.                                               510,664   1,065,561       0.0%
#*  Humax Co., Ltd.                                                189,072   1,439,033       0.0%
    Huons Global Co., Ltd.                                           5,834     388,163       0.0%
#   Huvis Corp.                                                    135,728   1,705,516       0.0%
#   Hwa Shin Co., Ltd.                                             247,915     874,129       0.0%
#   Hwacheon Machine Tool Co., Ltd.                                 14,514     764,044       0.0%
#   Hwangkum Steel & Technology Co., Ltd.                          103,102   1,177,183       0.0%
    HwaSung Industrial Co., Ltd.                                   109,587   1,687,957       0.0%
    Hy-Lok Corp.                                                    40,098   1,032,631       0.0%
    Hyosung Corp.                                                   23,889   2,922,589       0.0%
#   Hyundai BNG Steel Co., Ltd.                                    152,127   1,836,417       0.0%
*   Hyundai Construction Equipment Co., Ltd.                         4,804     847,678       0.0%
#   Hyundai Corp Holdings, Inc.                                     17,401     236,887       0.0%
    Hyundai Corp.                                                   88,766   1,854,724       0.0%
    Hyundai Department Store Co., Ltd.                             198,364  19,126,830       0.1%
    Hyundai Development Co-Engineering & Construction              151,242   6,570,506       0.1%
#*  Hyundai Electric & Energy System Co., Ltd.                      10,484     919,729       0.0%
#   Hyundai Engineering & Construction Co., Ltd.                 1,089,257  64,509,327       0.3%
    Hyundai Engineering Plastics Co., Ltd.                          81,543     514,380       0.0%
    Hyundai Greenfood Co., Ltd.                                    303,722   4,361,965       0.0%
*   Hyundai Heavy Industries Co., Ltd.                             222,387  24,618,773       0.1%
#*  Hyundai Heavy Industries Holdings Co., Ltd.                    129,701  50,962,842       0.3%
    Hyundai Home Shopping Network Corp.                             31,409   3,180,325       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                 375,341   1,527,968       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                                116,451   9,670,779       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Hyundai Mobis Co., Ltd.                                        619,429 $143,449,561       0.7%
    Hyundai Motor Co.                                            1,477,708  220,396,859       1.1%
#*  Hyundai Rotem Co., Ltd.                                         64,490    1,608,394       0.0%
    Hyundai Steel Co.                                            1,217,479   68,812,557       0.4%
#   Hyundai Wia Corp.                                              207,777   10,405,816       0.1%
#   Ilji Technology Co., Ltd.                                       16,833       61,378       0.0%
#   Iljin Electric Co., Ltd.                                       239,602    1,374,776       0.0%
*   Iljin Holdings Co., Ltd.                                        14,657       71,806       0.0%
#   Ilshin Spinning Co., Ltd.                                       18,983    1,863,240       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                 9,407    1,010,789       0.0%
    iMarketKorea, Inc.                                              97,812      827,074       0.0%
    Industrial Bank of Korea                                     2,809,519   44,058,370       0.2%
#   Intergis Co., Ltd.                                              49,180      171,053       0.0%
    Interpark Holdings Corp.                                       470,150    1,539,441       0.0%
    INTOPS Co., Ltd.                                               181,917    1,570,190       0.0%
#   Inzi Controls Co., Ltd.                                        122,085      827,654       0.0%
#   INZI Display Co., Ltd.                                         244,705      398,463       0.0%
    IS Dongseo Co., Ltd.                                            24,386      743,518       0.0%
#   ISU Chemical Co., Ltd.                                         159,391    1,973,836       0.0%
#   IsuPetasys Co., Ltd.                                           361,536    1,388,853       0.0%
#   Jahwa Electronics Co., Ltd.                                     10,228      161,910       0.0%
    JB Financial Group Co., Ltd.                                 1,228,599    7,036,687       0.1%
    Kangnam Jevisco Co., Ltd.                                       41,716    1,264,488       0.0%
    KAON Media Co., Ltd.                                             5,839       53,364       0.0%
    KB Financial Group, Inc.                                       369,851   21,013,109       0.1%
#   KB Financial Group, Inc. ADR                                 2,869,877  161,861,062       0.8%
#*  KB Metal Co., Ltd.                                              33,213       85,441       0.0%
    KC Green Holdings Co., Ltd.                                     68,858      354,228       0.0%
#   KCC Corp.                                                       54,640   19,944,724       0.1%
    KCC Engineering & Construction Co., Ltd.                        30,139      270,176       0.0%
#   KEC Corp.                                                      722,297      882,212       0.0%
#   Keyang Electric Machinery Co., Ltd.                            220,559      997,147       0.0%
#   KG Chemical Corp.                                               81,219    2,144,698       0.0%
#   KG Eco Technology Service Co., Ltd.                            301,386    1,262,262       0.0%
    KGMobilians Co., Ltd.                                           79,935      691,844       0.0%
#*  KH Vatec Co., Ltd.                                             153,792    1,677,411       0.0%
    Kia Motors Corp.                                             2,693,671   83,166,249       0.4%
    KISCO Corp.                                                     67,292    2,413,074       0.0%
#   KISCO Holdings Co., Ltd.                                        12,649      842,042       0.0%
#   Kishin Corp.                                                   107,298      452,543       0.0%
    KISWIRE, Ltd.                                                   99,962    2,741,330       0.0%
*   KleanNara Co., Ltd.                                            110,992      431,122       0.0%
*   KMH Co., Ltd.                                                   80,481      623,133       0.0%
    Kodaco Co., Ltd.                                                51,842      148,134       0.0%
    Kolon Corp.                                                      8,200      396,170       0.0%
#   Kolon Global Corp.                                              23,192      249,976       0.0%
#   Kolon Industries, Inc.                                         268,077   17,079,842       0.1%
#   Komelon Corp.                                                   33,167      271,036       0.0%
*   KONA I Co., Ltd.                                                 2,101       19,805       0.0%
#   Kook Soon Dang Brewery Co., Ltd.                               112,565      636,097       0.0%
#   Korea Alcohol Industrial Co., Ltd.                             115,730    1,055,700       0.0%
    Korea Autoglass Corp.                                            4,790       74,992       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Korea Cast Iron Pipe Industries Co., Ltd.                        6,205 $     82,134       0.0%
#*  Korea Circuit Co., Ltd.                                        147,260    1,162,072       0.0%
    Korea Electric Terminal Co., Ltd.                               10,309      488,185       0.0%
    Korea Export Packaging Industrial Co., Ltd.                      5,290      126,271       0.0%
#*  Korea Flange Co., Ltd.                                          67,906      699,374       0.0%
    Korea Investment Holdings Co., Ltd.                            473,683   40,012,635       0.2%
*   Korea Line Corp.                                                64,850    1,726,162       0.0%
    Korean Air Lines Co., Ltd.                                     300,415    9,547,403       0.1%
    Korean Reinsurance Co.                                       1,038,616   11,443,034       0.1%
    Kortek Corp.                                                   127,952    1,987,974       0.0%
#   KPX Chemical Co., Ltd.                                          20,126    1,130,168       0.0%
    KSS LINE, Ltd.                                                 118,988      935,810       0.0%
    KT Skylife Co., Ltd.                                            22,760      265,348       0.0%
    KT Submarine Co., Ltd.                                          22,384      109,343       0.0%
#*  KTB Investment & Securities Co., Ltd.                          640,410    3,917,469       0.0%
#   KTCS Corp.                                                     293,732      639,205       0.0%
    Ktis Corp.                                                     116,851      314,875       0.0%
    Kukdo Chemical Co., Ltd.                                        52,857    3,419,574       0.0%
    Kukdong Oil & Chemicals Co., Ltd.                               26,930       92,995       0.0%
#*  Kumho Electric Co., Ltd.                                        44,601      339,629       0.0%
    Kumho Industrial Co., Ltd.                                      12,566      154,597       0.0%
#*  Kumho Tire Co., Inc.                                           682,680    3,934,164       0.0%
    Kumkang Kind Co., Ltd.                                           9,649      299,962       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                             32,278      277,146       0.0%
    Kwangju Bank Co., Ltd.                                         230,985    2,412,493       0.0%
#*  Kyeryong Construction Industrial Co., Ltd.                      41,398      744,671       0.0%
    Kyobo Securities Co., Ltd.                                     278,747    2,690,771       0.0%
#   Kyung-In Synthetic Corp.                                       120,253      643,106       0.0%
#   Kyungbang, Ltd.                                                143,035    1,994,235       0.0%
#   Kyungchang Industrial Co., Ltd.                                 28,508       89,848       0.0%
#   LEADCORP, Inc. (The)                                           163,684    1,007,004       0.0%
    Lee Ku Industrial Co., Ltd.                                     79,592      183,819       0.0%
    LF Corp.                                                       282,140    7,419,700       0.1%
    LG Corp.                                                       722,271   54,636,018       0.3%
    LG Display Co., Ltd.                                         1,493,377   32,606,560       0.2%
#   LG Display Co., Ltd. ADR                                     4,048,932   43,728,466       0.2%
    LG Electronics, Inc.                                         1,598,413  151,559,589       0.8%
    LG Hausys, Ltd.                                                 66,810    5,078,331       0.0%
    LG International Corp.                                         328,061    8,084,810       0.1%
    LG Uplus Corp.                                               1,509,690   17,283,383       0.1%
#   LMS Co., Ltd.                                                   47,891      352,073       0.0%
    Lotte Chilsung Beverage Co., Ltd.                                   65       98,520       0.0%
    Lotte Confectionery Co., Ltd.                                       54        9,514       0.0%
    LOTTE Fine Chemical Co., Ltd.                                   83,037    5,287,218       0.0%
#   Lotte Food Co., Ltd.                                             1,329      924,894       0.0%
    LOTTE Himart Co., Ltd.                                         106,339    7,389,034       0.1%
#   Lotte Non-Life Insurance Co., Ltd.                             625,917    1,803,916       0.0%
    Lotte Shopping Co., Ltd.                                       104,618   24,941,677       0.1%
    LS Corp.                                                       191,625   13,894,627       0.1%
*   Lumens Co., Ltd.                                               440,737    1,638,889       0.0%
    LVMC Holdings                                                  162,310      763,051       0.0%
    Maeil Holdings Co., Ltd.                                         4,871       73,037       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    MegaStudy Co., Ltd.                                              8,592 $    295,663       0.0%
#   MegaStudyEdu Co., Ltd.                                           3,763      463,299       0.0%
*   Melfas, Inc.                                                    10,068       37,023       0.0%
    Meritz Financial Group, Inc.                                    79,010    1,028,682       0.0%
    Meritz Securities Co., Ltd.                                  1,383,034    5,339,474       0.0%
    Mi Chang Oil Industrial Co., Ltd.                                6,317      471,243       0.0%
#   Mirae Asset Daewoo Co., Ltd.                                 2,846,186   25,770,193       0.1%
    Mirae Asset Life Insurance Co., Ltd.                           590,788    3,013,351       0.0%
#   MK Electron Co., Ltd.                                          206,303    1,913,091       0.0%
#*  MNTech Co., Ltd.                                               253,216      982,708       0.0%
    Mobase Co., Ltd.                                               129,174      561,031       0.0%
#   Moorim P&P Co., Ltd.                                           329,441    2,013,926       0.0%
#   Moorim Paper Co., Ltd.                                         222,084      689,217       0.0%
#   Motonic Corp.                                                   95,517      915,987       0.0%
#   Muhak Co., Ltd.                                                 27,225      430,928       0.0%
*   Namsun Aluminum Co., Ltd.                                      704,816      776,043       0.0%
#   Namyang Dairy Products Co., Ltd.                                 4,193    2,658,222       0.0%
#*  Neowiz                                                          44,731      725,931       0.0%
#*  Neowiz Holdings Corp.                                           76,012    1,023,490       0.0%
#   Nexen Corp.                                                    228,084    1,533,524       0.0%
    Nexen Tire Corp.                                               144,873    1,632,752       0.0%
    NH Investment & Securities Co., Ltd.                         1,270,375   18,332,013       0.1%
#*  NHN Entertainment Corp.                                         89,316    5,119,751       0.0%
    NICE Holdings Co., Ltd.                                          6,337      117,677       0.0%
#   Nong Shim Holdings Co., Ltd.                                    25,850    2,571,111       0.0%
    NongShim Co., Ltd.                                              23,628    7,141,569       0.1%
    NOROO Paint & Coatings Co., Ltd.                               104,866      869,909       0.0%
#   NPC                                                            116,690      591,867       0.0%
    OCI Co., Ltd.                                                  205,396   29,774,296       0.2%
#   Opto Device Technology Co., Ltd.                                51,011      383,600       0.0%
    Paik Kwang Industrial Co., Ltd.                                 28,102       89,744       0.0%
#*  Pan Ocean Co., Ltd.                                          1,543,197    7,879,883       0.1%
    Pang Rim Co., Ltd.                                               3,201       61,086       0.0%
#*  PaperCorea, Inc.                                                52,808       73,961       0.0%
#   Poongsan Corp.                                                 350,492   12,432,007       0.1%
    Poongsan Holdings Corp.                                         61,601    2,791,360       0.0%
    POSCO                                                          622,870  214,616,504       1.1%
    POSCO Sponsored ADR                                          1,500,406  127,309,449       0.7%
    POSCO Coated & Color Steel Co., Ltd.                            32,979      833,829       0.0%
    Posco Daewoo Corp.                                             478,609   10,046,218       0.1%
#*  Power Logics Co., Ltd.                                         306,646    1,318,773       0.0%
    PS TEC Co., Ltd.                                                17,225       97,263       0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                158,166    1,544,850       0.0%
#   RFTech Co., Ltd.                                               195,968      885,563       0.0%
    S&S Tech Corp.                                                   3,073       12,796       0.0%
*   S&T Dynamics Co., Ltd.                                         324,714    2,223,819       0.0%
#   S&T Holdings Co., Ltd.                                         117,284    1,439,226       0.0%
    S&T Motiv Co., Ltd.                                             59,636    1,826,361       0.0%
#   S-Energy Co., Ltd.                                              34,888      256,932       0.0%
#   Sajo Industries Co., Ltd.                                       35,247    2,326,304       0.0%
    Sam Young Electronics Co., Ltd.                                157,756    1,782,516       0.0%
#   Sambo Motors Co., Ltd.                                          27,087      251,558       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Samho Development Co., Ltd.                                    182,987 $  1,177,612       0.0%
*   Samho International Co., Ltd.                                    5,198       78,494       0.0%
#   SAMHWA Paints Industrial Co., Ltd.                              93,183      675,755       0.0%
#   Samick Musical Instruments Co., Ltd.                           495,489    1,171,257       0.0%
#   Samji Electronics Co., Ltd.                                    106,216    1,363,697       0.0%
#*  Samjin LND Co., Ltd.                                            92,054      240,360       0.0%
#   Samkee Automotive Co., Ltd.                                    104,071      325,903       0.0%
    Samkwang Glass Co., Ltd.                                         3,085      124,912       0.0%
    Sammok S-Form Co., Ltd.                                        108,827    1,577,288       0.0%
#   SAMPYO Cement Co., Ltd.                                        110,157      575,188       0.0%
    Samsung C&T Corp.                                               94,264   12,295,086       0.1%
    Samsung Card Co., Ltd.                                         270,294    9,425,678       0.1%
#   Samsung Fire & Marine Insurance Co., Ltd.                       53,985   13,479,503       0.1%
#*  Samsung Heavy Industries Co., Ltd.                           3,556,410   24,310,636       0.1%
    Samsung Life Insurance Co., Ltd.                               678,201   74,037,137       0.4%
#   Samsung SDI Co., Ltd.                                          353,885   60,259,426       0.3%
    Samsung Securities Co., Ltd.                                   645,548   22,202,427       0.1%
    SAMT Co., Ltd.                                                  71,990      133,399       0.0%
#   Samyang Corp.                                                   29,019    2,417,634       0.0%
#   Samyang Holdings Corp.                                          53,007    5,487,698       0.0%
    Samyang Tongsang Co., Ltd.                                      21,280      874,945       0.0%
#   SAVEZONE I&C Corp.                                              90,870      376,295       0.0%
*   SBS Media Holdings Co., Ltd.                                   488,064    1,347,677       0.0%
    Seah Besteel Corp.                                             224,325    5,653,304       0.0%
#   SeAH Holdings Corp.                                             12,963    1,667,201       0.0%
#   SeAH Steel Corp.                                                52,811    4,596,484       0.0%
    Sebang Co., Ltd.                                               153,120    1,901,367       0.0%
    Sebang Global Battery Co., Ltd.                                 85,959    2,612,260       0.0%
    Sebo Manufacturing Engineer Corp.                                9,819      112,314       0.0%
#   Sejong Industrial Co., Ltd.                                    127,299      935,462       0.0%
#*  Sejoong Co., Ltd.                                               74,223      192,749       0.0%
#*  Sekonix Co., Ltd.                                               30,602      284,204       0.0%
#   Seohan Co., Ltd.                                               204,840      492,331       0.0%
    Seohee Construction Co., Ltd.                                2,178,274    2,529,139       0.0%
    SEOWONINTECH Co., Ltd.                                          13,483       87,356       0.0%
    Seoyon Co., Ltd.                                               131,812      754,549       0.0%
    Seoyon E-Hwa Co., Ltd.                                          39,548      304,855       0.0%
    Sewon Precision Industry Co., Ltd.                               3,019       34,469       0.0%
*   SG Corp.                                                        59,208       48,161       0.0%
#*  SG&G Corp.                                                     331,942      790,124       0.0%
    Shinhan Financial Group Co., Ltd.                            3,787,146  168,628,970       0.9%
#   Shinhan Financial Group Co., Ltd. ADR                        1,499,292   66,898,408       0.4%
    Shinsegae Engineering & Construction Co., Ltd.                   8,222      284,635       0.0%
#   Shinsegae Information & Communication Co., Ltd.                 13,644    2,080,320       0.0%
    Shinsegae International, Inc.                                    2,341      292,285       0.0%
    Shinsegae, Inc.                                                109,224   42,393,471       0.2%
#*  Shinsung Tongsang Co., Ltd.                                    881,967    1,046,484       0.0%
#*  Shinwha Intertek Corp.                                         125,015      315,658       0.0%
#*  Shinwon Corp.                                                  181,086      595,994       0.0%
    Shinyoung Securities Co., Ltd.                                  45,109    2,463,483       0.0%
#*  Signetics Corp.                                                784,046    1,127,129       0.0%
#   Silla Co., Ltd.                                                 65,927    1,029,432       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    SIMMTECH Co., Ltd.                                              20,524 $    154,817       0.0%
#   SIMMTECH HOLDINGS Co., Ltd.                                      3,959        7,919       0.0%
    SIMPAC, Inc.                                                    78,235      312,138       0.0%
    Sindoh Co., Ltd.                                                58,289    3,297,696       0.0%
    SJM Co., Ltd.                                                   11,075       44,089       0.0%
*   SK Chemicals Co., Ltd.                                          95,242    8,991,747       0.1%
#   SK Discovery Co., Ltd.                                          88,697    3,525,560       0.0%
#   SK Gas, Ltd.                                                    58,518    5,130,448       0.0%
    SK Innovation Co., Ltd.                                        879,496  161,164,347       0.8%
#   SK Networks Co., Ltd.                                        1,836,089    9,627,627       0.1%
*   SK Securities Co., Ltd.                                      2,262,158    2,549,274       0.0%
#   SKC Co., Ltd.                                                  318,066   11,266,952       0.1%
    SL Corp.                                                       204,463    4,231,439       0.0%
#   Ssangyong Cement Industrial Co., Ltd.                          317,964    8,869,108       0.1%
*   Ssangyong Motor Co.                                            187,182      882,018       0.0%
#   Sun Kwang Co., Ltd.                                             29,230      578,846       0.0%
#*  Sunchang Corp.                                                  54,825      370,604       0.0%
#   Sung Kwang Bend Co., Ltd.                                      156,885    1,836,196       0.0%
#*  Sungchang Enterprise Holdings, Ltd.                            326,002      928,090       0.0%
#   Sungdo Engineering & Construction Co., Ltd.                    148,317    1,001,990       0.0%
#*  Sungshin Cement Co., Ltd.                                      274,430    2,431,674       0.0%
#   Sungwoo Hitech Co., Ltd.                                       553,752    3,050,528       0.0%
#   Tae Kyung Industrial Co., Ltd.                                 126,238      667,488       0.0%
    Taekwang Industrial Co., Ltd.                                    5,203    6,323,678       0.1%
#*  Taewoong Co., Ltd.                                             117,534    2,088,336       0.0%
#   Taeyoung Engineering & Construction Co., Ltd.                  608,502    6,621,827       0.1%
    Tailim Packaging Co., Ltd.                                      44,100      144,214       0.0%
#*  TBH Global Co., Ltd.                                           197,666    1,282,216       0.0%
#*  Thinkware Systems Corp.                                         85,996      826,580       0.0%
#*  TK Chemical Corp.                                              551,782    1,121,634       0.0%
    TK Corp.                                                       115,733    1,553,388       0.0%
#   Tong Yang Moolsan Co., Ltd.                                    499,234    1,291,739       0.0%
    Tongyang Life Insurance Co., Ltd.                              562,313    4,325,444       0.0%
    Tongyang pile, Inc.                                             11,171       61,973       0.0%
    Tongyang, Inc.                                                 358,717      737,874       0.0%
#   Top Engineering Co., Ltd.                                      137,207      915,343       0.0%
    Tovis Co., Ltd.                                                128,734    1,049,205       0.0%
#   TS Corp.                                                        71,353    1,666,895       0.0%
#*  Ubiquoss Holdings, Inc.                                         98,752      550,831       0.0%
    UIL Co., Ltd.                                                   82,914      475,408       0.0%
    Uju Electronics Co., Ltd.                                       60,069      630,689       0.0%
    Unid Co., Ltd.                                                  76,362    3,981,267       0.0%
#   Uniquest Corp.                                                  16,606      121,345       0.0%
#   Visang Education, Inc.                                          45,908      436,461       0.0%
#*  WillBes & Co. (The)                                            848,604    1,496,818       0.0%
*   Wiscom Co., Ltd.                                                32,980      108,828       0.0%
*   Wonik Holdings Co., Ltd.                                       206,137    1,290,562       0.0%
#*  Woongjin Co., Ltd.                                             243,455    1,025,919       0.0%
    Woongjin Thinkbig Co., Ltd.                                    120,109      793,057       0.0%
    Woori Bank                                                   3,608,217   53,868,651       0.3%
#   Woori Bank Sponsored ADR                                         7,135      319,077       0.0%
*   Woorison F&G Co., Ltd.                                          24,198       54,199       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
#   Wooshin Systems Co., Ltd.                                        26,128 $      181,607       0.0%
#   WooSung Feed Co., Ltd.                                          255,261        855,974       0.0%
#   Y G-1 Co., Ltd.                                                  66,202        998,967       0.0%
#   Yong Pyong Resort Co., Ltd.                                      51,876        422,656       0.0%
#   Yoosung Enterprise Co., Ltd.                                    197,921        616,178       0.0%
#   YooSung T&S Co., Ltd.                                           196,580        740,334       0.0%
#   Youlchon Chemical Co., Ltd.                                     125,065      1,934,553       0.0%
    Young Poong Corp.                                                 3,737      2,947,354       0.0%
    Young Poong Precision Corp.                                     130,166      1,059,020       0.0%
    Youngone Corp.                                                   33,964        947,822       0.0%
    Youngone Holdings Co., Ltd.                                      10,710        536,631       0.0%
*   Yuanta Securities Korea Co., Ltd.                               556,284      2,348,240       0.0%
    YuHwa Securities Co., Ltd.                                       29,804        409,268       0.0%
#   Zeus Co., Ltd.                                                   58,847        850,108       0.0%
                                                                            --------------      ----
TOTAL SOUTH KOREA                                                            3,595,415,899      17.9%
                                                                            --------------      ----
TAIWAN -- (15.2%)
#   Ability Enterprise Co., Ltd.                                  2,942,330      1,716,162       0.0%
    AcBel Polytech, Inc.                                            941,000        601,208       0.0%
#   Acer, Inc.                                                   26,189,109     19,972,913       0.1%
#   ACES Electronic Co., Ltd.                                     1,304,000      1,150,610       0.0%
*   Acon Holding, Inc.                                            2,183,000        500,791       0.0%
    Advanced International Multitech Co., Ltd.                      411,000        595,293       0.0%
#   Advanced Optoelectronic Technology, Inc.                        216,000        207,009       0.0%
    Advancetek Enterprise Co., Ltd.                                 130,639         86,777       0.0%
#*  AGV Products Corp.                                            5,884,211      1,489,238       0.0%
#   AimCore Technology Co., Ltd.                                    762,223        493,976       0.0%
    Airmate Cayman International Co., Ltd.                           26,000         19,846       0.0%
#*  Alchip Technologies, Ltd.                                       102,000        462,508       0.0%
#   Alcor Micro Corp.                                               522,000        317,828       0.0%
#   Allis Electric Co., Ltd.                                      1,250,000        698,259       0.0%
#   Alpha Networks, Inc.                                          4,590,313      3,079,253       0.0%
#   Altek Corp.                                                   3,036,365      3,193,987       0.0%
    Ambassador Hotel (The)                                        1,249,000        968,215       0.0%
    Ampire Co., Ltd.                                                426,000        249,707       0.0%
#   AMPOC Far-East Co., Ltd.                                      1,402,000      1,219,785       0.0%
#   AmTRAN Technology Co., Ltd.                                  10,964,956      4,707,592       0.0%
#   Apacer Technology, Inc.                                         384,210        495,295       0.0%
#   APCB, Inc.                                                    1,973,000      1,586,651       0.0%
#   Apex International Co., Ltd.                                  1,235,263        879,108       0.0%
    Apex Medical Corp.                                               28,000         27,883       0.0%
    Apex Science & Engineering                                      211,536         67,666       0.0%
    Arcadyan Technology Corp.                                     1,941,675      3,692,082       0.0%
    Ardentec Corp.                                                3,101,058      3,488,016       0.0%
    Asia Cement Corp.                                            22,151,589     23,639,649       0.1%
*   Asia Pacific Telecom Co., Ltd.                                8,189,000      2,428,276       0.0%
    Asia Plastic Recycling Holding, Ltd.                          2,843,048      1,073,516       0.0%
#   Asia Polymer Corp.                                            4,946,075      2,965,387       0.0%
#   Asia Vital Components Co., Ltd.                               4,376,984      3,970,692       0.0%
#   ASROCK, Inc.                                                    113,000        290,882       0.0%
#   Asustek Computer, Inc.                                        3,370,000     31,494,759       0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
#   AU Optronics Corp.                                            51,158,812 $ 21,095,626       0.1%
    AU Optronics Corp. Sponsored ADR                               9,085,889   36,161,838       0.2%
#   Audix Corp.                                                    1,235,332    1,772,146       0.0%
#   Avermedia Technologies                                         2,331,000      949,854       0.0%
*   Avision, Inc.                                                  1,540,555      349,507       0.0%
#   AVY Precision Technology, Inc.                                   606,959      960,760       0.0%
#   Bank of Kaohsiung Co., Ltd.                                    6,129,617    1,935,318       0.0%
#*  BenQ Materials Corp.                                           1,013,000      589,093       0.0%
#   BES Engineering Corp.                                         19,640,443    5,020,411       0.0%
#*  Biostar Microtech International Corp.                          2,187,055    1,471,820       0.0%
#   Bright Led Electronics Corp.                                   1,495,000      771,789       0.0%
#   C Sun Manufacturing, Ltd.                                        690,837      618,918       0.0%
#   Cameo Communications, Inc.                                     2,551,197      609,214       0.0%
    Capital Futures Corp.                                             94,000      195,140       0.0%
    Capital Securities Corp.                                      25,424,447    9,612,167       0.1%
#   Career Technology MFG. Co., Ltd.                               2,554,215    3,740,578       0.0%
*   Carnival Industrial Corp.                                      4,823,000      736,449       0.0%
#   Casetek Holdings, Ltd.                                         2,088,933    5,110,585       0.0%
#   Cathay Chemical Works                                            812,000      482,406       0.0%
    Cathay Financial Holding Co., Ltd.                            59,491,000  106,712,274       0.5%
#   Cathay Real Estate Development Co., Ltd.                       9,052,694    5,262,937       0.0%
    CCP Contact Probes Co., Ltd.                                       9,000        8,812       0.0%
#   Celxpert Energy Corp.                                            332,000      431,738       0.0%
#   Central Reinsurance Co., Ltd.                                  1,698,016    1,083,429       0.0%
#   Chain Chon Industrial Co., Ltd.                                  513,000      226,992       0.0%
#   ChainQui Construction Development Co., Ltd.                      985,173      970,652       0.0%
*   Champion Building Materials Co., Ltd.                          5,074,828    1,401,421       0.0%
    Chang Hwa Commercial Bank, Ltd.                               84,368,383   48,565,620       0.3%
    Chang Wah Electromaterials, Inc.                                  46,800      231,885       0.0%
#   Charoen Pokphand Enterprise                                      131,915      284,362       0.0%
    CHC Healthcare Group                                             341,000      432,221       0.0%
#   Cheng Loong Corp.                                             12,510,659    7,098,514       0.1%
    Cheng Uei Precision Industry Co., Ltd.                         6,662,635    8,648,141       0.1%
#   Chenming Mold Industry Corp.                                     473,000      299,686       0.0%
#   Chia Chang Co., Ltd.                                           1,583,000    1,219,715       0.0%
#   Chia Hsin Cement Corp.                                         6,051,191    2,433,066       0.0%
    Chien Kuo Construction Co., Ltd.                               3,974,247    1,586,575       0.0%
#*  Chimei Materials Technology Corp.                              2,619,000      950,602       0.0%
#   Chin-Poon Industrial Co., Ltd.                                 2,610,815    3,437,243       0.0%
*   China Airlines, Ltd.                                          45,165,353   16,475,279       0.1%
    China Bills Finance Corp.                                      2,686,000    1,310,293       0.0%
    China Chemical & Pharmaceutical Co., Ltd.                      3,458,264    2,367,389       0.0%
    China Development Financial Holding Corp.                    115,402,734   43,633,537       0.2%
#*  China Electric Manufacturing Corp.                             4,019,200    1,659,946       0.0%
#   China General Plastics Corp.                                   1,139,541    1,218,774       0.0%
#   China Glaze Co., Ltd.                                          1,714,799      705,477       0.0%
    China Life Insurance Co., Ltd.                                13,687,085   14,829,180       0.1%
#*  China Man-Made Fiber Corp.                                    13,030,303    4,304,500       0.0%
#   China Metal Products                                           4,099,969    4,260,853       0.0%
    China Motor Corp.                                              6,145,749    5,781,992       0.0%
*   China Petrochemical Development Corp.                         25,818,397   11,306,657       0.1%
#   China Steel Corp.                                            113,803,320   90,053,315       0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
#   China Steel Structure Co., Ltd.                                1,250,219 $  1,285,931       0.0%
#   China Synthetic Rubber Corp.                                   7,740,233   11,054,035       0.1%
#   China Wire & Cable Co., Ltd.                                   1,431,600    1,274,874       0.0%
#   Chinese Maritime Transport, Ltd.                               1,371,270    1,350,092       0.0%
    Chipbond Technology Corp.                                      1,941,000    3,846,282       0.0%
#   ChipMOS TECHNOLOGIES, Inc.                                     1,456,229    1,008,509       0.0%
    ChipMOS TECHNOLOGIES, Inc. ADR                                    37,146      511,500       0.0%
#   Chun YU Works & Co., Ltd.                                      3,215,000    2,170,042       0.0%
#   Chun Yuan Steel                                                6,308,287    2,413,963       0.0%
#   Chung Hsin Electric & Machinery Manufacturing Corp.            5,544,250    3,999,745       0.0%
*   Chung Hung Steel Corp.                                         5,577,000    2,017,266       0.0%
#   Chung Hwa Pulp Corp.                                           6,099,353    2,254,134       0.0%
*   Chunghwa Picture Tubes, Ltd.                                  51,746,412    3,181,938       0.0%
    Chyang Sheng Dyeing & Finishing Co., Ltd.                         96,000       71,497       0.0%
    Clevo Co.                                                      1,405,000    1,386,120       0.0%
#*  CMC Magnetics Corp.                                           28,174,621    5,715,795       0.0%
*   CoAsia Microelectronics Corp.                                    421,797      171,033       0.0%
    Coland Holdings, Ltd.                                            116,000      163,484       0.0%
    Collins Co., Ltd.                                              1,943,224      711,982       0.0%
    Compal Electronics, Inc.                                      62,394,332   40,640,707       0.2%
*   Concord Securities Co., Ltd.                                   1,769,000      498,286       0.0%
#   Continental Holdings Corp.                                     5,759,540    2,553,270       0.0%
#   Contrel Technology Co., Ltd.                                     475,000      220,244       0.0%
    Coretronic Corp.                                               6,556,800    8,727,381       0.1%
#   Coxon Precise Industrial Co., Ltd.                             1,828,000    1,650,809       0.0%
#   Creative Sensor, Inc.                                            503,000      403,914       0.0%
*   CSBC Corp. Taiwan                                              6,239,654    5,069,227       0.0%
    CTBC Financial Holding Co., Ltd.                             156,118,073  111,337,628       0.6%
    CviLux Corp.                                                      70,000       63,697       0.0%
    CX Technology Co., Ltd.                                           42,162       26,865       0.0%
    Cyberlink Corp.                                                   35,000       76,134       0.0%
    CyberTAN Technology, Inc.                                        969,000      570,552       0.0%
#   D-Link Corp.                                                   8,684,552    3,197,288       0.0%
#   DA CIN Construction Co., Ltd.                                  2,293,579    1,827,660       0.0%
*   Danen Technology Corp.                                           816,000      165,272       0.0%
#   Darfon Electronics Corp.                                       3,470,950    3,634,685       0.0%
#   Darwin Precisions Corp.                                        5,678,635    4,380,930       0.0%
#   Delpha Construction Co., Ltd.                                  1,580,016      800,161       0.0%
#   Depo Auto Parts Ind Co., Ltd.                                    313,000      844,229       0.0%
    Dimerco Express Corp.                                            188,000      130,627       0.0%
#*  Dynamic Electronics Co., Ltd.                                  4,177,324    1,258,345       0.0%
    Dynapack International Technology Corp.                          512,000      673,033       0.0%
*   E-Ton Solar Tech Co., Ltd.                                     3,546,443      541,310       0.0%
    E.Sun Financial Holding Co., Ltd.                             89,255,033   63,117,003       0.3%
#   Edimax Technology Co., Ltd.                                    3,008,902      827,895       0.0%
#*  Edison Opto Corp.                                              1,362,000      689,915       0.0%
#   Edom Technology Co., Ltd.                                        731,046      414,029       0.0%
    Elite Semiconductor Memory Technology, Inc.                      576,000      752,456       0.0%
*   Elitegroup Computer Systems Co., Ltd.                          4,952,395    2,803,972       0.0%
    Emerging Display Technologies Corp.                               45,000       14,246       0.0%
    ENG Electric Co., Ltd.                                         1,796,997      258,551       0.0%
#   EnTie Commercial Bank Co., Ltd.                                2,299,232    1,058,495       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
*   Epileds Technologies, Inc.                                        90,000 $     60,466       0.0%
#*  Epistar Corp.                                                 11,737,869   15,975,000       0.1%
#   Eson Precision Ind. Co., Ltd.                                    385,000      417,420       0.0%
    Eternal Materials Co., Ltd.                                    1,632,256    1,563,539       0.0%
    Eva Airways Corp.                                             20,470,174   10,992,265       0.1%
#   Everest Textile Co., Ltd.                                      3,689,802    1,530,489       0.0%
    Evergreen International Storage & Transport Corp.              8,460,000    3,848,340       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                           23,462,998   11,867,778       0.1%
#   Everlight Chemical Industrial Corp.                              484,950      293,271       0.0%
#   Everlight Electronics Co., Ltd.                                2,283,000    3,199,648       0.0%
#   Excelsior Medical Co., Ltd.                                    1,272,726    2,107,029       0.0%
    EZconn Corp.                                                     185,000      211,009       0.0%
    Far Eastern Department Stores, Ltd.                           10,278,445    6,749,243       0.1%
    Far Eastern International Bank                                30,418,089   10,205,584       0.1%
    Far Eastern New Century Corp.                                 24,235,528   23,131,386       0.1%
#*  Farglory F T Z Investment Holding Co., Ltd.                    1,093,000      662,311       0.0%
    Farglory Land Development Co., Ltd.                            3,388,264    3,712,820       0.0%
#   Federal Corp.                                                  6,849,160    2,990,269       0.0%
#*  First Copper Technology Co., Ltd.                              2,438,750      923,000       0.0%
    First Financial Holding Co., Ltd.                            127,821,158   87,878,011       0.5%
#   First Hotel                                                    1,722,157      877,402       0.0%
#   First Insurance Co., Ltd. (The)                                3,713,064    1,714,556       0.0%
*   First Steamship Co., Ltd.                                      9,048,360    3,757,172       0.0%
#   FocalTech Systems Co., Ltd.                                      874,000      761,381       0.0%
    Forest Water Environment Engineering Co., Ltd.                    32,000       73,391       0.0%
#   Formosa Advanced Technologies Co., Ltd.                        2,188,000    2,429,621       0.0%
#   Formosa Laboratories, Inc.                                       404,000      795,868       0.0%
    Formosa Taffeta Co., Ltd.                                      7,895,511    8,927,216       0.1%
    Formosan Rubber Group, Inc.                                    5,278,957    2,669,698       0.0%
#   Formosan Union Chemical                                        3,240,572    2,044,619       0.0%
#   Fortune Electric Co., Ltd.                                       494,000      446,355       0.0%
#   Founding Construction & Development Co., Ltd.                  3,376,418    1,878,963       0.0%
    Foxconn Technology Co., Ltd.                                   8,029,142   19,935,429       0.1%
#   Foxlink Image Technology Co., Ltd.                             1,510,000    1,279,173       0.0%
#   Froch Enterprise Co., Ltd.                                     2,358,734    1,278,367       0.0%
#   FSP Technology, Inc.                                           1,922,292    1,561,584       0.0%
    Fubon Financial Holding Co., Ltd.                             90,265,471  154,431,296       0.8%
    Fulgent Sun International Holding Co., Ltd.                       41,922       89,638       0.0%
#   Fullerton Technology Co., Ltd.                                 1,499,200    1,209,707       0.0%
#   Fulltech Fiber Glass Corp.                                     5,152,690    2,971,997       0.0%
    Fwusow Industry Co., Ltd.                                      2,842,119    1,781,656       0.0%
#   G Shank Enterprise Co., Ltd.                                   2,144,902    1,814,887       0.0%
    Gallant Precision Machining Co., Ltd.                            528,000      410,812       0.0%
#   Gemtek Technology Corp.                                        4,459,962    3,605,589       0.0%
*   Genesis Photonics, Inc.                                          542,810       53,742       0.0%
    Getac Technology Corp.                                         3,157,065    4,540,055       0.0%
#   Giantplus Technology Co., Ltd.                                 3,280,100    1,670,308       0.0%
#   Gigabyte Technology Co., Ltd.                                  4,539,287    9,925,570       0.1%
#*  Gigastorage Corp.                                              4,647,600    1,960,140       0.0%
*   Gintech Energy Corp.                                           7,370,044    3,945,203       0.0%
    Global Brands Manufacture, Ltd.                                3,896,951    1,642,923       0.0%
#   Global Lighting Technologies, Inc.                             1,051,000    1,284,244       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                       SHARES      VALUE++    OF NET ASSETS**
                                                     ----------- ------------ ---------------
TAIWAN -- (Continued)
    Global Mixed Mode Technology, Inc.                    73,000 $    160,008       0.0%
    Globe Union Industrial Corp.                       3,136,625    2,326,812       0.0%
    Gloria Material Technology Corp.                   7,458,116    4,827,272       0.0%
#*  Gold Circuit Electronics, Ltd.                     6,141,965    1,944,258       0.0%
#*  Goldsun Building Materials Co., Ltd.              17,089,261    5,549,865       0.0%
#   Good Will Instrument Co., Ltd.                       552,746      428,793       0.0%
    Grand Fortune Securities Co., Ltd.                   409,000      213,332       0.0%
    Grand Ocean Retail Group, Ltd.                       405,000      422,622       0.0%
    Grand Pacific Petrochemical                       12,974,000   14,354,757       0.1%
    Great China Metal Industry                           902,000      820,299       0.0%
    Great Wall Enterprise Co., Ltd.                    6,765,597    8,749,558       0.1%
#*  Green Energy Technology, Inc.                      3,165,880    1,657,117       0.0%
#   Green Seal Holding, Ltd.                             853,000    1,073,869       0.0%
#   GTM Holdings Corp.                                 1,877,000    1,243,748       0.0%
#   Hannstar Board Corp.                               4,499,635    2,612,108       0.0%
#   HannStar Display Corp.                            40,927,435   11,224,290       0.1%
*   HannsTouch Solution, Inc.                          3,227,481      758,395       0.0%
    Hanpin Electron Co., Ltd.                            286,000      243,945       0.0%
#*  Harvatek Corp.                                     2,039,553    1,236,803       0.0%
#   Hey Song Corp.                                     2,920,500    3,081,145       0.0%
#   Highwealth Construction Corp.                      1,712,000    2,635,767       0.0%
#   Hiroca Holdings, Ltd.                                881,000    3,043,219       0.0%
*   HiTi Digital, Inc.                                   127,000       42,719       0.0%
    Hitron Technology, Inc.                            2,134,885    1,525,132       0.0%
#*  Ho Tung Chemical Corp.                            12,183,475    3,373,754       0.0%
*   Hocheng Corp.                                      3,872,300    1,262,109       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.             118,124       37,499       0.0%
#   Holy Stone Enterprise Co., Ltd.                    1,574,055    7,653,351       0.1%
    Hon Hai Precision Industry Co., Ltd.              40,073,240  111,458,974       0.6%
#   Hong Pu Real Estate Development Co., Ltd.          3,141,655    2,394,737       0.0%
#   Hong TAI Electric Industrial                       2,620,000    1,012,596       0.0%
    Hong YI Fiber Industry Co.                           719,000      499,611       0.0%
*   Horizon Securities Co., Ltd.                       5,320,000    1,359,158       0.0%
#   Hsin Kuang Steel Co., Ltd.                         3,124,124    4,691,080       0.0%
    Hsing TA Cement Co.                                1,718,542      800,723       0.0%
#*  HTC Corp.                                          6,136,000   12,440,043       0.1%
#*  HUA ENG Wire & Cable Co., Ltd.                     4,944,035    2,031,103       0.0%
    Hua Nan Financial Holdings Co., Ltd.              62,273,363   37,658,753       0.2%
    Huaku Development Co., Ltd.                        2,268,000    5,236,419       0.0%
#   Huang Hsiang Construction Corp.                    1,195,000    1,135,817       0.0%
#   Hung Ching Development & Construction Co., Ltd.    1,635,468    1,606,359       0.0%
    Hung Sheng Construction, Ltd.                      6,046,892    7,103,540       0.1%
#   Huxen Corp.                                          275,281      439,443       0.0%
    Hwa Fong Rubber Industrial Co., Ltd.                 265,000      135,106       0.0%
*   Hwacom Systems, Inc.                                 333,000      139,948       0.0%
#*  I-Chiun Precision Industry Co., Ltd.               2,628,000      809,103       0.0%
#*  Ichia Technologies, Inc.                           2,065,260    1,102,109       0.0%
    Ideal Bike Corp.                                      93,254       35,597       0.0%
    Infortrend Technology, Inc.                        1,104,000      473,844       0.0%
#   Innolux Corp.                                    150,377,544   55,959,425       0.3%
#   Inpaq Technology Co., Ltd.                           357,000      506,368       0.0%
#   Inventec Corp.                                    31,534,277   23,891,703       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
    ITE Technology, Inc.                                           1,908,479 $  2,232,411       0.0%
#   Jarllytec Co., Ltd.                                              543,000      868,770       0.0%
    Jentech Precision Industrial Co., Ltd.                            38,000       78,751       0.0%
    Jess-Link Products Co., Ltd.                                   1,068,500    1,026,695       0.0%
#   Jih Sun Financial Holdings Co., Ltd.                           9,018,814    2,684,706       0.0%
#   Jinli Group Holdings, Ltd.                                     1,407,856      931,943       0.0%
    Johnson Health Tech Co., Ltd.                                    150,000      151,770       0.0%
#   K Laser Technology, Inc.                                       1,894,601      969,595       0.0%
#   Kaulin Manufacturing Co., Ltd.                                 1,999,656    1,407,930       0.0%
    KEE TAI Properties Co., Ltd.                                   1,968,000      719,718       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                        1,954,000      687,762       0.0%
#   Kindom Construction Corp.                                      4,630,000    3,018,118       0.0%
    King Chou Marine Technology Co., Ltd.                            190,100      217,940       0.0%
    King Yuan Electronics Co., Ltd.                               16,246,805   16,026,054       0.1%
#   King's Town Bank Co., Ltd.                                    11,404,012   13,659,803       0.1%
#*  King's Town Construction Co., Ltd.                               169,380      129,830       0.0%
#   Kinko Optical Co., Ltd.                                        1,853,000    1,761,787       0.0%
#   Kinpo Electronics                                             19,025,375    6,727,666       0.1%
#   Kinsus Interconnect Technology Corp.                           2,761,000    4,535,572       0.0%
#   KNH Enterprise Co., Ltd.                                       1,687,078      667,613       0.0%
#   Kung Sing Engineering Corp.                                    3,317,000    1,501,414       0.0%
#*  Kuo Toong International Co., Ltd.                              1,048,160      659,523       0.0%
#*  Kuoyang Construction Co., Ltd.                                 6,003,840    2,991,679       0.0%
    Kwong Fong Industries Corp.                                    1,507,649      887,112       0.0%
#*  KYE Systems Corp.                                              3,515,909    1,186,517       0.0%
#   L&K Engineering Co., Ltd.                                      2,117,000    2,610,944       0.0%
#*  LAN FA Textile                                                 2,812,713      833,597       0.0%
    LCY Chemical Corp.                                             2,593,000    3,842,782       0.0%
#   Leader Electronics, Inc.                                       1,966,056      537,961       0.0%
#*  Lealea Enterprise Co., Ltd.                                    9,564,941    3,683,262       0.0%
#   Ledtech Electronics Corp.                                        660,000      228,788       0.0%
    LEE CHI Enterprises Co., Ltd.                                  3,038,900    1,064,607       0.0%
*   Leofoo Development Co., Ltd.                                   4,817,908    1,096,911       0.0%
*   LES Enphants Co., Ltd.                                           877,000      414,419       0.0%
#*  Lextar Electronics Corp.                                       4,344,000    2,614,826       0.0%
#*  Li Peng Enterprise Co., Ltd.                                   8,124,381    2,260,820       0.0%
#   Lien Hwa Industrial Corp.                                      7,926,904   10,119,717       0.1%
#   Lingsen Precision Industries, Ltd.                             5,436,480    2,281,203       0.0%
#   Lite-On Semiconductor Corp.                                    3,397,729    4,325,273       0.0%
    Lite-On Technology Corp.                                      29,285,738   38,645,792       0.2%
    Long Bon International Co., Ltd.                                 751,000      354,350       0.0%
#   Long Chen Paper Co., Ltd.                                      9,904,971   11,557,198       0.1%
#   Longwell Co.                                                     530,000      644,159       0.0%
#   Lucky Cement Corp.                                             3,303,000      849,643       0.0%
#*  LuxNet Corp.                                                     414,888      332,658       0.0%
    Macroblock, Inc.                                                  72,300      201,630       0.0%
#*  Macronix International                                        21,449,677   34,074,865       0.2%
    Marketech International Corp.                                  1,545,000    3,042,385       0.0%
    Masterlink Securities Corp.                                   15,832,489    5,888,573       0.0%
#   Mayer Steel Pipe Corp.                                         2,046,456    1,075,240       0.0%
#   Maywufa Co., Ltd.                                                252,070      121,335       0.0%
    Mega Financial Holding Co., Ltd.                             123,127,796  108,698,083       0.6%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
    Meiloon Industrial Co.                                           45,995 $    40,208       0.0%
    Mercuries & Associates Holding, Ltd.                          3,084,736   2,504,893       0.0%
#*  Mercuries Life Insurance Co., Ltd.                            8,906,468   4,857,003       0.0%
#   MIN AIK Technology Co., Ltd.                                  1,446,600   1,067,257       0.0%
#   Mitac Holdings Corp.                                          8,553,754   9,253,683       0.1%
*   Mosel Vitelic, Inc.                                             263,067     286,022       0.0%
#*  Motech Industries, Inc.                                       6,094,658   4,235,198       0.0%
#   MPI Corp.                                                       112,000     201,120       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                      1,652,000     431,580       0.0%
#   Nan Ya Printed Circuit Board Corp.                            3,428,000   3,090,146       0.0%
#   Nantex Industry Co., Ltd.                                     1,811,390   1,530,480       0.0%
#*  Neo Solar Power Corp.                                         5,692,056   2,359,577       0.0%
    New Asia Construction & Development Corp.                     1,810,304     369,443       0.0%
    New Era Electronics Co., Ltd.                                   203,000     116,077       0.0%
#   Nien Hsing Textile Co., Ltd.                                  1,980,061   1,654,245       0.0%
#   Nishoku Technology, Inc.                                        330,000     884,649       0.0%
    O-Bank Co., Ltd.                                                401,000     117,042       0.0%
*   Ocean Plastics Co., Ltd.                                        265,000     249,712       0.0%
*   Optimax Technology Corp.                                        499,597      52,569       0.0%
    OptoTech Corp.                                                6,146,387   4,546,700       0.0%
*   Orient Semiconductor Electronics, Ltd.                        2,145,000     590,260       0.0%
    P-Two Industries, Inc.                                           28,000      21,710       0.0%
#   Pacific Construction Co.                                      2,487,452     974,392       0.0%
    Pan Jit International, Inc.                                      94,000     158,747       0.0%
#   Pan-International Industrial Corp.                            5,425,444   3,514,695       0.0%
#   Paragon Technologies Co., Ltd.                                  817,191     792,868       0.0%
#   Pegatron Corp.                                               25,556,998  59,585,463       0.3%
#*  Phihong Technology Co., Ltd.                                  3,918,882   1,428,827       0.0%
    Plastron Precision Co., Ltd.                                     32,560      19,977       0.0%
    Pou Chen Corp.                                               17,196,550  21,505,553       0.1%
    Powertech Industrial Co., Ltd.                                  124,000      58,323       0.0%
*   President Securities Corp.                                   12,852,324   6,441,025       0.1%
*   Prime Electronics & Satellitics, Inc.                           406,000     104,837       0.0%
    Prince Housing & Development Corp.                            6,791,018   2,700,589       0.0%
    Promate Electronic Co., Ltd.                                    157,000     149,846       0.0%
*   Promise Technology, Inc.                                        909,000     287,353       0.0%
#   Qisda Corp.                                                  26,177,171  17,941,997       0.1%
    Qualipoly Chemical Corp.                                        276,756     313,024       0.0%
#   Quanta Storage, Inc.                                          2,424,000   2,195,757       0.0%
#   Quintain Steel Co., Ltd.                                      3,528,684   1,274,818       0.0%
#   Radiant Opto-Electronics Corp.                                4,795,000   9,897,610       0.1%
*   Radium Life Tech Co., Ltd.                                    8,933,124   3,242,769       0.0%
#   Rich Development Co., Ltd.                                    7,252,054   2,972,064       0.0%
*   Ritek Corp.                                                  24,736,669   4,896,913       0.0%
#   Rotam Global Agrosciences, Ltd.                                 415,693     349,791       0.0%
#*  Ruentex Development Co., Ltd.                                 5,627,200   6,738,164       0.1%
    Sampo Corp.                                                   5,865,925   2,639,791       0.0%
    San Fang Chemical Industry Co., Ltd.                             23,000      25,116       0.0%
    San Far Property, Ltd.                                           71,000      34,815       0.0%
    Sanyang Motor Co., Ltd.                                       2,721,624   1,943,813       0.0%
#   SCI Pharmtech, Inc.                                              91,000     189,298       0.0%
    Sesoda Corp.                                                  1,687,713   1,682,197       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
    Shan-Loong Transportation Co., Ltd.                              268,000 $   301,522       0.0%
    Sharehope Medicine Co., Ltd.                                      91,358     114,217       0.0%
#   Sheng Yu Steel Co., Ltd.                                       1,836,000   1,649,807       0.0%
#   ShenMao Technology, Inc.                                       1,168,000     965,293       0.0%
#   Shih Her Technologies, Inc.                                      411,000     472,787       0.0%
*   Shih Wei Navigation Co., Ltd.                                  3,213,288     800,480       0.0%
#   Shihlin Electric & Engineering Corp.                           4,496,000   6,220,042       0.0%
#   Shin Kong Financial Holding Co., Ltd.                         94,319,430  38,333,474       0.2%
#   Shin Zu Shing Co., Ltd.                                        1,676,000   4,404,873       0.0%
*   Shining Building Business Co., Ltd.                              294,945     114,958       0.0%
#   Shinkong Insurance Co., Ltd.                                   3,219,412   3,493,239       0.0%
    Shinkong Synthetic Fibers Corp.                               19,161,754   6,575,417       0.1%
#   Shuttle, Inc.                                                  4,367,015   2,312,714       0.0%
    Sigurd Microelectronics Corp.                                  5,178,047   5,998,886       0.0%
#*  Silicon Integrated Systems Corp.                               4,978,808   1,417,779       0.0%
#*  Silitech Technology Corp.                                        824,803     471,118       0.0%
    Simplo Technology Co., Ltd.                                      473,000   2,644,497       0.0%
    Sincere Navigation Corp.                                       4,571,740   2,701,509       0.0%
    Sinher Technology, Inc.                                          188,000     307,612       0.0%
    Sino-American Silicon Products, Inc.                           2,771,000  11,892,904       0.1%
#   Sinon Corp.                                                    5,544,877   3,168,298       0.0%
    SinoPac Financial Holdings Co., Ltd.                         108,185,133  38,932,106       0.2%
    Sinphar Pharmaceutical Co., Ltd.                                  18,000      14,101       0.0%
    Sirtec International Co., Ltd.                                   373,000     484,613       0.0%
#   Siward Crystal Technology Co., Ltd.                            2,327,875   1,455,286       0.0%
#*  Solar Applied Materials Technology Co.                         2,393,438   1,728,525       0.0%
*   Solartech Energy Corp.                                         4,352,165   1,927,603       0.0%
#   Solomon Technology Corp.                                         461,000     317,723       0.0%
    Solteam Electronics Co., Ltd.                                     39,390      49,076       0.0%
    Southeast Cement Co., Ltd.                                     3,186,700   1,499,149       0.0%
#   Spirox Corp.                                                     505,563     504,839       0.0%
    Standard Chemical & Pharmaceutical Co., Ltd.                     114,000     140,547       0.0%
    Stark Technology, Inc.                                         1,418,160   1,966,984       0.0%
    Sunko INK Co., Ltd.                                               76,000      30,994       0.0%
#   Sunplus Technology Co., Ltd.                                   7,149,620   3,478,910       0.0%
    Sunrex Technology Corp.                                        1,497,949     783,607       0.0%
#   Sunspring Metal Corp.                                            667,000     814,680       0.0%
#   Supreme Electronics Co., Ltd.                                  4,785,441   5,116,745       0.0%
    Sweeten Real Estate Development Co., Ltd.                      1,174,925     716,406       0.0%
    Synnex Technology International Corp.                          5,999,550   8,616,554       0.1%
    Sysage Technology Co., Ltd.                                      134,186     153,340       0.0%
    Systex Corp.                                                   1,007,801   2,180,569       0.0%
#   T-Mac Techvest PCB Co., Ltd.                                   1,603,000     664,431       0.0%
#   T3EX Global Holdings Corp.                                       235,499     185,557       0.0%
#   TA Chen Stainless Pipe                                         3,696,608   4,208,653       0.0%
#*  Ta Ya Electric Wire & Cable                                    7,029,329   3,710,065       0.0%
#   TA-I Technology Co., Ltd.                                      1,472,170   2,638,490       0.0%
#   Tah Hsin Industrial Corp.                                      1,477,900   1,336,151       0.0%
    TAI Roun Products Co., Ltd.                                       63,000      24,988       0.0%
#   Tai Tung Communication Co., Ltd.                                 502,000     302,519       0.0%
    Tai-Saw Technology Co., Ltd.                                      37,000      24,360       0.0%
#   Taichung Commercial Bank Co., Ltd.                            32,352,654  11,184,819       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
#   Taiflex Scientific Co., Ltd.                                   1,072,960 $ 1,405,392       0.0%
#   Tainan Enterprises Co., Ltd.                                   1,134,183     881,117       0.0%
#   Tainan Spinning Co., Ltd.                                     17,926,485   7,936,562       0.1%
#*  Tainergy Tech Co., Ltd.                                        2,172,000     696,100       0.0%
    Taishin Financial Holding Co., Ltd.                          105,670,679  51,347,525       0.3%
#*  Taisun Enterprise Co., Ltd.                                    2,234,423   1,285,920       0.0%
#*  Taita Chemical Co., Ltd.                                       2,481,864   1,040,269       0.0%
#   Taiwan Business Bank                                          47,836,385  14,700,470       0.1%
    Taiwan Cement Corp.                                           59,430,725  81,671,162       0.4%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                   287,000     585,273       0.0%
    Taiwan Cogeneration Corp.                                      2,535,333   2,521,434       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.                91,885,111  53,390,947       0.3%
#   Taiwan Fertilizer Co., Ltd.                                    5,320,000   7,179,373       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                       1,343,000     939,842       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                             667,000     801,436       0.0%
*   Taiwan Glass Industry Corp.                                   13,321,982   8,901,818       0.1%
    Taiwan Hon Chuan Enterprise Co., Ltd.                            697,932   1,214,007       0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                 1,732,000   1,063,627       0.0%
#*  Taiwan Land Development Corp.                                  9,188,322   2,915,211       0.0%
#   Taiwan Line Tek Electronic                                       146,771     122,506       0.0%
#*  Taiwan Mask Corp.                                              2,159,250   1,229,351       0.0%
*   Taiwan Navigation Co., Ltd.                                    1,597,000     913,260       0.0%
    Taiwan PCB Techvest Co., Ltd.                                  3,813,946   3,630,934       0.0%
#*  Taiwan Prosperity Chemical Corp.                                 589,000     415,741       0.0%
#*  Taiwan Pulp & Paper Corp.                                      3,602,660   2,195,246       0.0%
#   Taiwan Sakura Corp.                                               70,177      90,588       0.0%
    Taiwan Shin Kong Security Co., Ltd.                               39,000      50,971       0.0%
#   Taiwan Styrene Monomer                                         3,118,647   2,253,490       0.0%
    Taiwan Surface Mounting Technology Corp.                       3,083,991   2,637,860       0.0%
#   Taiwan TEA Corp.                                               8,595,092   4,476,626       0.0%
#   Taiyen Biotech Co., Ltd.                                       1,535,217   1,497,793       0.0%
#*  Tatung Co., Ltd.                                              19,466,342  14,476,541       0.1%
    Te Chang Construction Co., Ltd.                                   80,260      55,324       0.0%
    Teco Electric and Machinery Co., Ltd.                         23,067,725  18,723,207       0.1%
#   Test-Rite International Co., Ltd.                              1,514,266   1,178,024       0.0%
#*  Tex-Ray Industrial Co., Ltd.                                     501,000     184,869       0.0%
    Thye Ming Industrial Co., Ltd.                                    26,000      34,900       0.0%
    Ton Yi Industrial Corp.                                        3,205,600   1,361,996       0.0%
#   Tong-Tai Machine & Tool Co., Ltd.                              2,996,447   1,977,332       0.0%
#   Topoint Technology Co., Ltd.                                   2,165,288   1,451,399       0.0%
#*  TPK Holding Co., Ltd.                                          3,663,000   7,989,377       0.1%
    Tripod Technology Corp.                                        2,828,000   8,554,405       0.1%
#   TrueLight Corp.                                                  229,000     185,350       0.0%
    Tsann Kuen Enterprise Co., Ltd.                                  134,000     111,183       0.0%
*   TSEC Corp.                                                     1,723,684     546,701       0.0%
    Tung Ho Steel Enterprise Corp.                                12,361,274  10,264,060       0.1%
    TXC Corp.                                                      1,215,000   1,457,183       0.0%
#   TYC Brother Industrial Co., Ltd.                               1,472,723   1,450,987       0.0%
*   Tycoons Group Enterprise                                       7,363,938   1,705,075       0.0%
#   Tyntek Corp.                                                   3,017,097   1,586,166       0.0%
    U-Ming Marine Transport Corp.                                  1,348,000   1,650,027       0.0%
#   UDE Corp.                                                        345,000     419,917       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
#   Unimicron Technology Corp.                                    22,428,363 $ 12,603,977       0.1%
#   Union Bank Of Taiwan                                          12,313,837    4,031,023       0.0%
#   Unitech Computer Co., Ltd.                                     1,587,739    1,097,351       0.0%
#*  Unitech Printed Circuit Board Corp.                            7,109,281    4,820,346       0.0%
#   United Microelectronics Corp.                                201,966,681  108,914,955       0.6%
    United Radiant Technology                                         95,000       53,362       0.0%
*   Unity Opto Technology Co., Ltd.                                2,924,000      858,472       0.0%
    Univacco Technology, Inc.                                         46,000       29,864       0.0%
#   Universal Cement Corp.                                         5,909,583    4,385,974       0.0%
#   Unizyx Holding Corp.                                           4,190,000    1,848,804       0.0%
#   UPC Technology Corp.                                          12,063,214    8,041,194       0.1%
    USI Corp.                                                      7,727,184    3,761,736       0.0%
    Usun Technology Co., Ltd.                                        230,000      330,026       0.0%
#   Ve Wong Corp.                                                  1,586,806    1,379,026       0.0%
    Victory New Materials, Ltd. Co.                                  744,700    1,140,997       0.0%
#*  Wafer Works Corp.                                              2,046,092    3,195,131       0.0%
*   Wah Hong Industrial Corp.                                        395,516      248,091       0.0%
    Wah Lee Industrial Corp.                                       2,043,000    3,801,436       0.0%
#   Walsin Lihwa Corp.                                            32,111,412   21,833,277       0.1%
#   Walsin Technology Corp.                                        4,539,797   28,537,472       0.2%
#   Walton Advanced Engineering, Inc.                              3,931,853    1,727,409       0.0%
    Wan Hai Lines, Ltd.                                            8,094,000    4,668,040       0.0%
    Waterland Financial Holdings Co., Ltd.                        32,138,112   11,223,878       0.1%
#   Weikeng Industrial Co., Ltd.                                   2,190,072    1,635,651       0.0%
#   Well Shin Technology Co., Ltd.                                 1,009,080    1,738,641       0.0%
    Wha Yu Industrial Co., Ltd.                                      302,000      174,319       0.0%
#   Winbond Electronics Corp.                                     45,260,572   27,701,733       0.2%
    Winstek Semiconductor Co., Ltd.                                   68,000       87,283       0.0%
    Wintek Corp.                                                  20,783,484      241,016       0.0%
#   Wisdom Marine Lines Co., Ltd.                                  2,913,953    2,770,672       0.0%
#   Wistron Corp.                                                 41,811,309   33,248,479       0.2%
    WPG Holdings, Ltd.                                             9,310,092   12,528,021       0.1%
    WT Microelectronics Co., Ltd.                                  7,539,751   11,269,562       0.1%
#   WUS Printed Circuit Co., Ltd.                                  2,987,739    1,594,315       0.0%
    Xxentria Technology Materials Corp.                              216,000      547,862       0.0%
*   Yang Ming Marine Transport Corp.                              11,032,759    3,820,601       0.0%
#   YC Co., Ltd.                                                   6,741,177    3,917,564       0.0%
#   YC INOX Co., Ltd.                                              4,977,833    4,458,993       0.0%
    Yea Shin International Development Co., Ltd.                     309,147      193,459       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                   1,042,000    2,836,477       0.0%
#*  YFY, Inc.                                                     20,003,847    8,531,891       0.1%
#   Yi Jinn Industrial Co., Ltd.                                   2,354,142    1,109,469       0.0%
#   Yieh Phui Enterprise Co., Ltd.                                17,212,345    5,959,153       0.0%
#*  Young Fast Optoelectronics Co., Ltd.                           1,525,000      830,159       0.0%
    Youngtek Electronics Corp.                                       943,047    1,861,526       0.0%
    Yuanta Financial Holding Co., Ltd.                           116,044,918   55,382,699       0.3%
#   Yulon Motor Co., Ltd.                                         12,005,572    9,156,882       0.1%
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                 243,687      658,761       0.0%
    Yungshin Construction & Development Co., Ltd.                     47,000       52,218       0.0%
#   Zenitron Corp.                                                 2,495,000    1,892,782       0.0%
#   Zero One Technology Co., Ltd.                                    412,000      272,263       0.0%
    Zhen Ding Technology Holding, Ltd.                             3,172,000    6,902,167       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
TAIWAN -- (Continued)
#   Zig Sheng Industrial Co., Ltd.                                5,192,352 $    1,820,251       0.0%
    Zinwell Corp.                                                   742,000        631,840       0.0%
    ZongTai Real Estate Development Co., Ltd.                     1,817,844      1,309,061       0.0%
                                                                            --------------      ----
TOTAL TAIWAN                                                                 3,146,765,105      15.6%
                                                                            --------------      ----
THAILAND -- (3.1%)
    AAPICO Hitech PCL(B013L48)                                      681,760        777,673       0.0%
    AAPICO Hitech PCL(B013KZ2)                                      123,300        140,646       0.0%
    AJ Plast PCL                                                  1,411,400        581,375       0.0%
    Ananda Development PCL                                        1,318,100        163,718       0.0%
    AP Thailand PCL                                              15,804,330      4,206,476       0.0%
    Asia Aviation PCL(B8J72C3)                                    4,322,900        801,298       0.0%
    Asia Aviation PCL(B86KK09)                                      405,600         75,182       0.0%
    Asia Plus Group Holdings PCL                                  4,806,900        572,685       0.0%
    Bangchak Corp. PCL                                            5,353,800      6,149,406       0.1%
    Bangkok Airways PCL                                           2,970,100      1,430,466       0.0%
    Bangkok Bank PCL                                              1,363,253      8,336,750       0.1%
    Bangkok Insurance PCL                                           212,828      2,427,696       0.0%
    Bangkok Land PCL                                             95,225,996      5,642,351       0.0%
    Bangkok Life Assurance PCL                                       78,000         89,591       0.0%
    Bangkok Ranch PCL                                             2,153,800        464,063       0.0%
    Banpu PCL                                                    21,315,150     13,102,469       0.1%
    Better World Green PCL                                        3,598,200        149,355       0.0%
    Cal-Comp Electronics Thailand PCL Class F                    27,425,314      1,807,498       0.0%
    Charoen Pokphand Foods PCL                                   25,500,700     19,796,171       0.1%
    Charoong Thai Wire & Cable PCL Class F                        1,255,800        342,201       0.0%
*   G J Steel PCL                                                27,256,975        328,189       0.0%
    GFPT PCL                                                      1,762,600        686,945       0.0%
    Golden Land Property Development PCL                          1,826,700        575,908       0.0%
    Hana Microelectronics PCL                                     1,608,600      1,771,193       0.0%
    ICC International PCL                                         2,624,400      3,284,658       0.0%
    IRPC PCL                                                     67,148,000     14,999,791       0.1%
    Italian-Thai Development PCL                                  4,375,300        426,994       0.0%
    Kasikornbank PCL                                              2,369,200     14,676,128       0.1%
    KGI Securities Thailand PCL                                   9,914,900      1,382,305       0.0%
    Khon Kaen Sugar Industry PCL                                  9,875,054        976,241       0.0%
    Kiatnakin Bank PCL                                            3,265,200      7,630,181       0.1%
    Krung Thai Bank PCL                                          34,335,900     19,800,804       0.1%
    LH Financial Group PCL                                       16,993,446        866,903       0.0%
    LPN Development PCL                                           3,309,001      1,048,479       0.0%
    MBK PCL                                                         221,600        160,793       0.0%
*   MCOT PCL                                                      1,028,300        335,599       0.0%
*   Millcon Steel PCL                                             1,630,700         86,805       0.0%
    MK Real Estate Development PCL                                2,855,400        334,759       0.0%
*   Nation Multimedia Group PCL                                   2,644,800         31,845       0.0%
    Padaeng Industry PCL                                            845,600        676,534       0.0%
    Polyplex Thailand PCL                                         4,813,825      2,547,239       0.0%
*   Precious Shipping PCL                                         7,265,750      3,061,929       0.0%
    Property Perfect PCL                                         37,629,600      1,013,471       0.0%
    Pruksa Holding PCL                                            2,943,100      2,079,567       0.0%
    PTT Exploration & Production PCL                             18,698,000     79,389,480       0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
THAILAND -- (Continued)
    PTT Global Chemical PCL                                       20,672,441 $ 64,191,990       0.3%
    PTT PCL                                                      143,475,500  256,855,695       1.3%
    Quality Houses PCL                                            22,802,697    2,210,908       0.0%
    Regional Container Lines PCL                                   4,050,100    1,007,392       0.0%
    Rojana Industrial Park PCL                                     7,638,173    1,609,438       0.0%
    Saha Pathana Inter-Holding PCL                                 2,734,900    6,109,330       0.1%
    Saha Pathanapibul PCL                                          1,594,833    2,728,802       0.0%
    Saha-Union PCL                                                 2,551,300    3,476,106       0.0%
    Sahaviriya Steel Industries PCL                               90,527,440       26,963       0.0%
    Sansiri PCL                                                   88,128,166    4,691,233       0.0%
    SC Asset Corp. PCL                                            24,861,353    2,993,446       0.0%
    Sena Development PCL                                             373,600       50,666       0.0%
    Siam Commercial Bank PCL (The)                                 3,385,000   14,050,539       0.1%
    Siam Future Development PCL                                    5,994,346    1,718,911       0.0%
    Somboon Advance Technology PCL                                 1,957,600    1,346,005       0.0%
    Sri Ayudhya Capital PCL                                           85,100      119,992       0.0%
    Sri Trang Agro-Industry PCL                                    7,623,240    2,850,261       0.0%
    Srithai Superware PCL                                         18,906,200      892,593       0.0%
    STP & I PCL                                                      892,700      126,155       0.0%
    Supalai PCL                                                      851,700      626,091       0.0%
    SVI PCL                                                        1,135,200      156,108       0.0%
*   Tata Steel Thailand PCL                                       48,246,800    1,238,273       0.0%
*   Thai Airways International PCL                                11,905,111    6,110,989       0.1%
    Thai Oil PCL                                                   6,824,000   20,379,024       0.1%
    Thai Rayon PCL                                                    58,700       98,112       0.0%
    Thai Stanley Electric PCL                                         43,100      311,369       0.0%
    Thai Stanley Electric PCL Class F                                174,600    1,261,369       0.0%
    Thai Wacoal PCL                                                   85,000      127,931       0.0%
    Thai-German Ceramic Industry PCL                                 362,200       30,528       0.0%
    Thaicom PCL                                                    4,888,100    1,401,689       0.0%
    Thanachart Capital PCL                                         7,128,300   12,140,245       0.1%
    Thitikorn PCL                                                  1,606,000      661,534       0.0%
    Thoresen Thai Agencies PCL                                     6,664,378    1,763,231       0.0%
    TIPCO Foods PCL                                                  108,600       43,702       0.0%
    TMB Bank PCL                                                  79,087,400    5,914,013       0.0%
    TPI Polene PCL                                                52,467,040    3,142,038       0.0%
    True Corp. PCL                                                 7,660,600    1,844,758       0.0%
    Vinythai PCL                                                   4,651,917    3,721,828       0.0%
                                                                             ------------       ---
TOTAL THAILAND                                                                653,259,067       3.3%
                                                                             ------------       ---
TURKEY -- (1.2%)
    Akbank Turk A.S.                                              17,749,400   36,930,703       0.2%
#*  Akenerji Elektrik Uretim A.S.                                  2,703,487      546,442       0.0%
#   Alarko Holding A.S.                                              625,559      898,763       0.0%
#   Albaraka Turk Katilim Bankasi A.S.                             4,160,748    1,613,844       0.0%
#   Anadolu Anonim Turk Sigorta Sirketi                            3,554,092    3,747,258       0.0%
    Anadolu Cam Sanayii A.S.                                       3,435,373    2,636,225       0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                           403,271      873,096       0.0%
#*  Baticim Bati Anadolu Cimento Sanayii A.S.                        219,722      349,325       0.0%
#*  Bera Holding A.S.                                                304,438      182,533       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                   819,746    2,515,421       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ---------- --------------- ---------------
TURKEY -- (Continued)
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.                     89,087 $       208,957       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                           17,529,591       4,418,815       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                       344,745         859,761       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             1,908,942       1,917,740       0.0%
    Enka Insaat ve Sanayi A.S.                                    2,933,267       3,529,545       0.0%
#*  Global Yatirim Holding A.S.                                   2,120,952       2,175,409       0.0%
#*  GSD Holding AS                                                3,856,556         876,475       0.0%
#*  Ihlas Holding A.S.                                           15,292,807       1,656,913       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.         1,550,008       1,850,775       0.0%
#*  Is Finansal Kiralama A.S.                                     1,503,785       2,142,535       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                         178,455          94,640       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   1,749,438       1,452,286       0.0%
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.                  846,192       1,201,118       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                  2,519,067         590,010       0.0%
*   NET Holding A.S.                                                 13,395           6,582       0.0%
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.          702,352         628,245       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                              244,757         554,695       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                127,873         380,614       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           1,255,434       1,082,856       0.0%
#*  Sekerbank TAS                                                 4,091,870       1,524,652       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     1,806,234       1,506,248       0.0%
    Trakya Cam Sanayii A.S.                                       6,814,075       7,897,083       0.1%
#   Turcas Petrol A.S.                                              195,565         102,234       0.0%
*   Turk Hava Yollari AO                                          7,297,121      30,141,910       0.2%
    Turkiye Garanti Bankasi A.S.                                 18,334,811      41,517,891       0.2%
#   Turkiye Halk Bankasi A.S.                                     6,191,411      12,667,570       0.1%
    Turkiye Is Bankasi                                           20,750,078      31,441,897       0.2%
    Turkiye Sinai Kalkinma Bankasi A.S.                          12,153,251       4,197,307       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                         11,992,481      13,326,552       0.1%
#   Turkiye Vakiflar Bankasi TAO                                 10,418,399      15,329,522       0.1%
#*  Yapi ve Kredi Bankasi A.S.                                    7,000,985       6,856,433       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                               202,433          84,622       0.0%
                                                                            ---------------      ----
TOTAL TURKEY                                                                    242,515,502       1.2%
                                                                            ---------------      ----
TOTAL COMMON STOCKS                                                          19,560,616,968      97.1%
                                                                            ---------------      ----
PREFERRED STOCKS -- (2.1%)

BRAZIL -- (2.0%)
    Banco ABC Brasil SA                                           1,181,846       6,328,908       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B               2,245,768      12,878,933       0.1%
    Banco Pan SA                                                  1,833,792         994,578       0.0%
*   Banco Pine SA                                                   427,430         383,116       0.0%
    Cia Brasileira de Distribuicao                                1,385,856      31,145,365       0.2%
    Cia Ferro Ligas da Bahia - Ferbasa                              918,834       5,458,134       0.0%
    Eucatex SA Industria e Comercio                                 353,288         472,974       0.0%
    Marcopolo SA                                                  4,204,845       4,897,170       0.0%
*   Petroleo Brasileiro SA                                       12,781,490      83,806,470       0.4%
#*  Petroleo Brasileiro SA Sponsored ADR                         17,627,348     231,799,626       1.2%
    Randon SA Implementos e Participacoes                         2,784,800       6,963,590       0.0%
    Unipar Carbocloro SA                                            866,274       7,027,716       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ---------- --------------- ---------------
BRAZIL -- (Continued)
    Usinas Siderurgicas de Minas Gerais SA Class A                6,474,766 $    20,145,852        0.1%
                                                                            ---------------      -----
TOTAL BRAZIL                                                                    412,302,432        2.0%
                                                                            ---------------      -----
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                           1,325,176       1,377,563        0.0%
    Grupo Argos SA                                                  363,870       2,150,352        0.0%
    Grupo de Inversiones Suramericana SA                          1,042,360      13,544,589        0.1%
                                                                            ---------------      -----
TOTAL COLOMBIA                                                                   17,072,504        0.1%
                                                                            ---------------      -----
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                                    2,243,488         498,903        0.0%
                                                                            ---------------      -----
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd.                                    553,460       2,391,478        0.0%
                                                                            ---------------      -----
TOTAL PREFERRED STOCKS                                                          432,265,317        2.1%
                                                                            ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20          32,302,167       1,253,777        0.0%
                                                                            ---------------      -----
MALAYSIA -- (0.0%)
*   Protasco Bhd Rights 04/25/23                                    918,663           8,195        0.0%
*   Scomi Group Bhd Warrants 02/18/23                             2,679,575          40,977        0.0%
*   Sunway Bhd Warrants 10/03/24                                  1,071,135         107,837        0.0%
                                                                            ---------------      -----
TOTAL MALAYSIA                                                                      157,009        0.0%
                                                                            ---------------      -----
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                         952,876              --        0.0%
                                                                            ---------------      -----
TAIWAN -- (0.0%)
*   Wafer Works Corp. Rights 06/08/18                               102,113          26,921        0.0%
                                                                            ---------------      -----
THAILAND -- (0.0%)
*   Sri Ayudhya Capital PCL Warrants 05/20/20                        42,550           7,415        0.0%
                                                                            ---------------      -----
TOTAL RIGHTS/WARRANTS                                                             1,445,122        0.0%
                                                                            ---------------      -----
TOTAL INVESTMENT SECURITIES                                                  19,994,327,407
                                                                            ---------------

                                                                                VALUE+
                                                                            ---------------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@ DFA Short Term Investment Fund                              67,284,012     778,476,021        3.9%
                                                                            ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $17,115,459,128)                        $20,772,803,429      103.1%
                                                                            ===============      =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

At April 30, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)     650     06/15/18  $39,371,948 $37,446,500  $(1,925,448)
S&P 500(R) [Emini] Index            65     06/15/18    8,570,821   8,602,750       31,929
                                                     ----------- -----------  -----------
TOTAL FUTURES CONTRACTS                              $47,942,769 $46,049,250  $(1,893,519)
                                                     =========== ===========  ===========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               --------------  --------------- ------- ---------------
Common Stocks
   Brazil                      $1,407,411,602               --   --    $ 1,407,411,602
   Chile                           81,310,717  $   264,678,935   --        345,989,652
   China                          316,497,901    3,241,364,276   --      3,557,862,177
   Colombia                        40,350,803               --   --         40,350,803
   Czech Republic                          --       40,665,071   --         40,665,071
   Greece                                  --        5,349,240   --          5,349,240
   Hong Kong                               --           65,561   --             65,561
   Hungary                                 --       63,731,408   --         63,731,408
   India                          120,302,218    2,238,519,819   --      2,358,822,037
   Indonesia                        2,037,387      500,713,245   --        502,750,632
   Malaysia                                --      583,316,226   --        583,316,226
   Mexico                         727,744,474               --   --        727,744,474
   Philippines                             --      189,658,929   --        189,658,929
   Poland                                  --      269,523,084   --        269,523,084
   Russia                         125,160,865      249,230,637   --        374,391,502
   South Africa                   145,965,571    1,309,063,426   --      1,455,028,997
   South Korea                    400,116,462    3,195,299,437   --      3,595,415,899
   Taiwan                          36,673,338    3,110,091,767   --      3,146,765,105
   Thailand                       653,200,259           58,808   --        653,259,067
   Turkey                                  --      242,515,502   --        242,515,502
Preferred Stocks
   Brazil                         412,302,432               --   --        412,302,432
   Colombia                        17,072,504               --   --         17,072,504
   Malaysia                           498,903               --   --            498,903
   South Korea                      2,391,478               --   --          2,391,478
Rights/Warrants
   Indonesia                               --        1,253,777   --          1,253,777
   Malaysia                                --          157,009   --            157,009
   Taiwan                                  --           26,921   --             26,921
   Thailand                                --            7,415   --              7,415
Securities Lending Collateral              --      778,476,021   --        778,476,021
Futures Contracts**                (1,893,519)              --   --         (1,893,519)
                               --------------  ---------------   --    ---------------
TOTAL                          $4,487,143,395  $16,283,766,515   --    $20,770,909,910
                               ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13. EXHIBITS.

   (a)(1)This item is not applicable.

   (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3)This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David P. Butler
     --------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: July 5, 2018

By:  /s/ Gerard K. O'Reilly
     --------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: July 5, 2018

By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: July 5, 2018

By:  /s/ Gregory K. Hinkle
     ---------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: July 5, 2018